UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 31, 2011 – March 31, 2011

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2011. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	3,934,260	$43,064,645
ATM Large Cap Portfolio‡	12,061,008	143,757,072
ATM Mid Cap Portfolio‡	1,329,077	16,761,503
ATM Small Cap Portfolio‡	626,322	8,134,930
EQ/AllianceBernstein International Portfolio‡	417,516	3,735,240
EQ/AllianceBernstein Small Cap Growth Portfolio‡	222,783	4,071,781
EQ/BlackRock Basic Value Equity Portfolio‡	1,449,227	21,081,749
EQ/Boston Advisors Equity Income Portfolio‡	2,028,634	11,264,381
EQ/Core Bond Index Portfolio‡	63,116,947	612,818,597
EQ/GAMCO Small Company Value Portfolio‡	189,852	7,949,806
EQ/Global Bond PLUS Portfolio‡	13,253,996	132,673,079
EQ/Global Multi-Sector Equity Portfolio‡	791,316	10,241,861
EQ/Intermediate Government Bond Index Portfolio‡	10,700,677	105,553,479
EQ/International Core PLUS Portfolio‡	757,755	7,631,463
EQ/International ETF Portfolio‡	578,287	4,259,418
EQ/International Growth Portfolio‡	761,403	4,989,569
EQ/International Value PLUS Portfolio‡	286,056	3,455,877
EQ/Large Cap Core PLUS Portfolio‡	1,987,063	15,171,196
EQ/Large Cap Growth Index Portfolio‡	1,396,057	12,961,228
EQ/Large Cap Growth PLUS Portfolio‡	1,794,900	32,207,710
EQ/Large Cap Value PLUS Portfolio‡	1,498,351	16,201,865
EQ/PIMCO Ultra Short Bond Portfolio‡	27,057,996	269,885,568
Multimanager Core Bond Portfolio‡	32,475,297	339,169,982
Multimanager International Equity Portfolio‡	343,327	3,888,652
Multimanager Large Cap Core Equity Portfolio‡	2,049,578	22,275,518
Multimanager Large Cap Value Portfolio‡	1,929,077	20,017,679
Multimanager Mid Cap Growth Portfolio*‡	638,321	6,493,474
Multimanager Mid Cap Value Portfolio‡	324,973	3,489,864
Multimanager Multi-Sector Bond Portfolio‡	43,668,649	170,703,377
Multimanager Small Cap Growth Portfolio*‡	409,443	3,882,391

Total Investments (100.1%) (Cost $1,964,203,833)		2,057,792,954
Other Assets Less Liabilities (-0.1%)		(2,839,911)

Net Assets (100%)		$2,054,953,043

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$44,273,564	$1,234,531	$3,922,771	$43,064,645	$—	$233,940
ATM Large Cap Portfolio	158,183,231	4,475,176	25,307,006	143,757,072	—	2,261,070
ATM Mid Cap Portfolio	13,891,769	3,617,266	1,975,013	16,761,503	—	103,342
ATM Small Cap Portfolio	6,561,059	1,000,000	—	8,134,930	—	—
EQ/AllianceBernstein International Portfolio	3,935,312	154,316	463,402	3,735,240	—	56,187
EQ/AllianceBernstein Small Cap Growth Portfolio	3,667,620	—	—	4,071,781	—	—
EQ/BlackRock Basic Value Equity Portfolio	28,009,118	462,949	7,147,159	21,081,749	—	1,911,607
EQ/Boston Advisors Equity Income Portfolio	8,922,203	2,808,633	941,310	11,264,381	—	97,868
EQ/Core Bond Index Portfolio	715,025,534	23,147,460	124,143,381	612,818,597	—	794,943
EQ/GAMCO Small Company Value Portfolio	7,410,863	—	—	7,949,806	—	—
EQ/Global Bond PLUS Portfolio	142,200,449	4,166,543	14,248,236	132,673,079	—	(219,337)
EQ/Global Multi-Sector Equity Portfolio	10,596,014	308,633	910,499	10,241,861	—	128,679
EQ/Intermediate Government Bond Index Portfolio	111,747,747	4,890,644	10,867,055	105,553,479	—	44,310
EQ/International Core PLUS Portfolio	7,629,343	154,316	454,051	7,631,463	—	65,537
EQ/International ETF Portfolio	4,134,920	—	—	4,259,418	—	—
EQ/International Growth Portfolio	5,301,322	154,316	444,560	4,989,569	—	75,029
EQ/International Value PLUS Portfolio(a)	3,695,272	154,316	456,453	3,455,877	—	63,136
EQ/Large Cap Core PLUS Portfolio	15,392,779	462,949	1,463,928	15,171,196	—	94,838
EQ/Large Cap Growth Index Portfolio	13,238,226	462,949	1,312,288	12,961,228	—	246,479
EQ/Large Cap Growth PLUS Portfolio	32,953,028	1,080,215	3,032,925	32,207,710	—	604,197
EQ/Large Cap Value PLUS Portfolio	12,559,173	3,808,633	920,360	16,201,865	—	118,818
EQ/PIMCO Ultra Short Bond Portfolio	206,809,256	75,862,226	13,717,003	269,885,568	—	(207,693)
Multimanager Core Bond Portfolio	373,802,898	13,098,423	45,901,009	339,169,982	2,604,908	431,031
Multimanager International Equity Portfolio	4,139,008	154,316	461,596	3,888,652	—	57,992
Multimanager Large Cap Core Equity Portfolio	22,231,147	617,266	1,779,103	22,275,518	—	299,252
Multimanager Large Cap Value Portfolio	26,306,093	925,899	6,935,902	20,017,679	—	1,681,631
Multimanager Mid Cap Growth Portfolio	6,597,978	308,633	874,871	6,493,474	—	164,306
Multimanager Mid Cap Value Portfolio	3,982,278	308,633	905,775	3,489,864	—	133,402
Multimanager Multi-Sector Bond Portfolio	179,148,615	4,012,226	13,767,211	170,703,377	—	(257,901)
Multimanager Small Cap Growth Portfolio	3,635,396	—	—	3,882,391	—	—

	$2,175,981,215	$147,831,467	$282,352,867	$2,057,792,954	$2,604,908	$8,982,663

(a)	formerly known as EQ/BlackRock International Value Portfolio

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,057,792,954	$—	$2,057,792,954

Total Assets	$—	$2,057,792,954	$—	$2,057,792,954

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,057,792,954	$—	$2,057,792,954

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$147,831,467
Net Proceeds of Sales and Redemptions:
Investment Companies	$291,335,530

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$102,709,074
Aggregate gross unrealized depreciation	(9,323,760)

Net unrealized appreciation	$93,385,314

Federal income tax cost of investments	$1,964,407,640

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	9,481,766	$103,787,979
ATM Large Cap Portfolio‡	19,147,422	228,221,169
ATM Mid Cap Portfolio‡	3,660,804	46,167,798
ATM Small Cap Portfolio‡	3,663,178	47,578,910
EQ/AllianceBernstein International Portfolio‡	933,805	8,354,143
EQ/AllianceBernstein Small Cap Growth Portfolio‡	797,935	14,583,795
EQ/AXA Franklin Small Cap Value Core Portfolio‡	959,081	10,511,584
EQ/BlackRock Basic Value Equity Portfolio‡	2,012,778	29,279,657
EQ/Boston Advisors Equity Income Portfolio‡	4,216,824	23,414,723
EQ/Core Bond Index Portfolio‡	43,695,009	424,246,031
EQ/GAMCO Small Company Value Portfolio‡	414,023	17,336,677
EQ/Global Bond PLUS Portfolio‡	11,218,078	112,293,447
EQ/Global Multi-Sector Equity Portfolio‡	2,295,997	29,716,694
EQ/Intermediate Government Bond Index Portfolio‡	7,742,867	76,377,086
EQ/International Core PLUS Portfolio‡	1,612,433	16,239,066
EQ/International ETF Portfolio‡	1,684,352	12,406,233
EQ/International Growth Portfolio‡	2,176,135	14,260,492
EQ/International Value PLUS Portfolio‡	813,815	9,831,810
EQ/Large Cap Core PLUS Portfolio‡	3,272,056	24,982,093
EQ/Large Cap Growth Index Portfolio‡	3,033,417	28,162,756
EQ/Large Cap Growth PLUS Portfolio‡	2,809,696	50,417,237
EQ/Large Cap Value PLUS Portfolio‡	2,906,692	31,430,434
EQ/Mid Cap Index Portfolio‡	384,761	3,540,103
EQ/PIMCO Ultra Short Bond Portfolio‡	20,408,008	203,556,355
EQ/Small Company Index Portfolio‡	367,512	4,169,654
Multimanager Core Bond Portfolio‡	21,458,659	224,112,898
Multimanager International Equity Portfolio‡	837,326	9,483,872
Multimanager Large Cap Core Equity Portfolio‡	2,384,090	25,911,112
Multimanager Large Cap Value Portfolio‡	3,670,861	38,091,854
Multimanager Mid Cap Growth Portfolio*‡	514,120	5,230,016
Multimanager Mid Cap Value Portfolio‡	242,810	2,607,529
Multimanager Multi-Sector Bond Portfolio‡	42,710,926	166,959,581
Multimanager Small Cap Growth Portfolio*‡	981,041	9,302,354
Multimanager Small Cap Value Portfolio‡	384,951	4,475,473

Total Investments (100.2%) (Cost $1,881,252,966)		2,057,040,615
Other Assets Less Liabilities (-0.2%)		(3,529,566)

Net Assets (100%)		$2,053,511,049

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$100,305,622	$5,143,059	$5,345,059	$103,787,979	$—	$164,608
ATM Large Cap Portfolio	234,476,259	4,592,270	22,176,725	228,221,169	—	1,629,704
ATM Mid Cap Portfolio	43,746,416	918,454	2,238,890	46,167,798	—	122,396
ATM Small Cap Portfolio	42,763,755	3,214,353	1,737,578	47,578,910	—	98,978
EQ/AllianceBernstein International Portfolio	8,340,959	204,101	471,765	8,354,143	—	52,966
EQ/AllianceBernstein Small Cap Growth Portfolio	12,582,614	1,104,101	463,085	14,583,795	—	61,646
EQ/AXA Franklin Small Cap Value Core Portfolio	10,108,446	204,101	522,301	10,511,584	—	2,429
EQ/BlackRock Basic Value Equity Portfolio	28,091,909	408,202	949,230	29,279,657	—	100,230
EQ/Boston Advisors Equity Income Portfolio	26,804,066	510,252	4,685,368	23,414,723	—	626,457
EQ/Core Bond Index Portfolio	473,259,064	10,715,296	59,085,193	424,246,031	—	463,140
EQ/GAMCO Small Company Value Portfolio	16,474,535	204,101	478,732	17,336,677	—	45,998
EQ/Global Bond PLUS Portfolio	115,324,228	2,143,059	5,560,862	112,293,447	—	(51,195)
EQ/Global Multi-Sector Equity Portfolio	26,461,940	3,510,252	1,137,971	29,716,694	—	173,854
EQ/Intermediate Government Bond Index Portfolio	77,849,244	2,832,807	4,183,383	76,377,086	—	14,458
EQ/International Core PLUS Portfolio	15,962,733	306,151	712,233	16,239,066	—	74,862
EQ/International ETF Portfolio	12,360,005	204,101	490,460	12,406,233	—	34,270
EQ/International Growth Portfolio	14,440,094	204,101	460,029	14,260,492	—	64,701
EQ/International Value PLUS Portfolio(a)	9,992,514	306,151	718,721	9,831,810	—	68,374
EQ/Large Cap Core PLUS Portfolio	24,237,935	408,202	964,592	24,982,093	—	84,868
EQ/Large Cap Growth Index Portfolio	27,269,450	510,252	1,160,980	28,162,756	—	150,845
EQ/Large Cap Growth PLUS Portfolio	49,305,829	1,020,504	2,313,182	50,417,237	—	310,468
EQ/Large Cap Value PLUS Portfolio	30,700,181	714,353	1,628,131	31,430,434	—	208,425
EQ/Mid Cap Index Portfolio	3,240,503	—	—	3,540,103	—	—
EQ/PIMCO Ultra Short Bond Portfolio	153,262,715	54,738,958	5,017,890	203,556,355	—	(32,954)
EQ/Small Company Index Portfolio	3,864,915	—	—	4,169,654	—	—
Multimanager Core Bond Portfolio	236,721,547	7,130,995	18,859,833	224,112,898	1,722,322	45,516
Multimanager International Equity Portfolio	9,872,330	408,202	958,886	9,483,872	—	90,574
Multimanager Large Cap Core Equity Portfolio	24,861,160	408,202	1,067,501	25,911,112	—	(18,040)
Multimanager Large Cap Value Portfolio	43,318,627	1,020,504	8,878,179	38,091,854	—	(254,528)
Multimanager Mid Cap Growth Portfolio	4,905,624	102,050	230,704	5,230,016	—	31,661
Multimanager Mid Cap Value Portfolio	2,602,221	102,050	225,411	2,607,529	—	36,954
Multimanager Multi-Sector Bond Portfolio	174,707,070	2,449,211	11,985,767	166,959,581	—	(689,005)
Multimanager Small Cap Growth Portfolio	8,266,257	702,050	235,175	9,302,354	—	27,190

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio	$4,307,922	$102,050	$261,813	$4,475,473	$—	$552

	$2,070,788,689	$106,542,495	$165,205,629	$2,057,040,615	$1,722,322	$3,740,402

(a)	formerly known as EQ/BlackRock International Value Portfolio

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,057,040,615	$—	$2,057,040,615

Total Assets	$—	$2,057,040,615	$—	$2,057,040,615

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,057,040,615	$—	$2,057,040,615

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$106,542,495
Net Proceeds of Sales and Redemptions:
Investment Companies	$168,946,031

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$192,796,075
Aggregate gross unrealized depreciation	(17,117,638)

Net unrealized appreciation	$175,678,437

Federal income tax cost of investments	$1,881,362,178

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	76,115,701	$833,167,027
ATM Large Cap Portfolio‡	118,238,571	1,409,304,367
ATM Mid Cap Portfolio‡	18,104,182	228,318,743
ATM Small Cap Portfolio‡	29,829,000	387,431,700
EQ/AllianceBernstein International Portfolio‡	7,775,988	69,566,709
EQ/AllianceBernstein Small Cap Growth Portfolio‡	8,279,741	151,328,220
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,222,648	101,080,726
EQ/BlackRock Basic Value Equity Portfolio‡	8,987,456	130,739,545
EQ/Boston Advisors Equity Income Portfolio‡	23,495,827	130,465,083
EQ/Core Bond Index Portfolio‡	185,555,854	1,801,609,294
EQ/GAMCO Small Company Value Portfolio‡	2,984,999	124,992,811
EQ/Global Bond PLUS Portfolio‡	49,652,367	497,022,348
EQ/Global Multi-Sector Equity Portfolio‡	16,412,172	212,419,909
EQ/Intermediate Government Bond Index Portfolio‡	38,985,817	384,563,376
EQ/International Core PLUS Portfolio‡	13,763,864	138,617,992
EQ/International ETF Portfolio‡	12,748,041	93,896,736
EQ/International Growth Portfolio‡	17,508,350	114,734,482
EQ/International Value PLUS Portfolio‡	7,367,886	89,012,421
EQ/Large Cap Core PLUS Portfolio‡	18,991,945	145,003,202
EQ/Large Cap Growth Index Portfolio‡	16,235,502	150,733,125
EQ/Large Cap Growth PLUS Portfolio‡	18,639,447	334,466,525
EQ/Large Cap Value PLUS Portfolio‡	23,873,116	258,143,073
EQ/Mid Cap Index Portfolio‡	1,174,508	10,806,411
EQ/PIMCO Ultra Short Bond Portfolio‡	92,159,298	919,227,901
EQ/Small Company Index Portfolio‡	2,125,149	24,111,131
Multimanager Core Bond Portfolio‡	97,894,421	1,022,403,246
Multimanager International Equity Portfolio‡	13,036,020	147,650,908
Multimanager Large Cap Core Equity Portfolio‡	12,258,887	133,233,787
Multimanager Large Cap Value Portfolio‡	20,978,500	217,690,070
Multimanager Mid Cap Growth Portfolio*‡	2,312,273	23,522,163
Multimanager Mid Cap Value Portfolio‡	1,223,311	13,137,076
Multimanager Multi-Sector Bond Portfolio‡	219,647,618	858,615,758
Multimanager Small Cap Growth Portfolio*‡	10,238,509	97,082,837
Multimanager Small Cap Value Portfolio‡	3,090,263	35,927,679

Total Investment Companies (100.0%) (Cost $10,209,561,737)		11,290,026,381

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau 0.000%, 4/1/11 (Cost $4,647,589)	$4,647,589	$4,647,589
Total Investments (100.0%) (Cost $10,214,209,326)		11,294,673,970
Other Assets Less Liabilities (0.0%)		(5,164,861)

Net Assets (100%)		$11,289,509,109

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$808,396,818	$10,908,351	$15,989,680	$833,167,027	$—	$970,012
ATM Large Cap Portfolio	1,397,402,113	1,544,196	64,623,261	1,409,304,367	—	4,208,214
ATM Mid Cap Portfolio	234,585,487	333,062	25,050,447	228,318,743	—	1,168,106
ATM Small Cap Portfolio	340,256,973	25,302,784	5,409,923	387,431,700	—	243,308
EQ/AllianceBernstein International Portfolio	68,390,941	90,835	1,541,233	69,566,709	—	154,736
EQ/AllianceBernstein Small Cap Growth Portfolio	134,910,972	3,721,113	1,755,711	151,328,220	—	505,581
EQ/AXA Franklin Small Cap Value Core Portfolio	95,770,039	90,835	1,668,047	101,080,726	—	27,923
EQ/BlackRock Basic Value Equity Portfolio	125,236,186	151,392	2,855,437	130,739,545	—	(28,822)
EQ/Boston Advisors Equity Income Portfolio	126,033,710	151,392	2,670,594	130,465,083	—	156,021
EQ/Core Bond Index Portfolio	2,019,504,508	2,543,382	218,485,865	1,801,609,294	—	1,001,271
EQ/GAMCO Small Company Value Portfolio	113,681,514	5,121,113	2,015,485	124,992,811	—	245,807
EQ/Global Bond PLUS Portfolio	494,553,070	10,514,732	9,634,943	497,022,348	—	(24,451)
EQ/Global Multi-Sector Equity Portfolio	208,781,644	211,949	4,098,345	212,419,909	—	(141,084)
EQ/Intermediate Government Bond Index Portfolio	409,086,841	454,175	24,366,344	384,563,376	—	113,502
EQ/International Core PLUS Portfolio	129,811,962	4,090,835	1,547,446	138,617,992	—	148,523
EQ/International ETF Portfolio	92,719,924	90,835	1,635,938	93,896,736	—	60,032
EQ/International Growth Portfolio	108,486,276	6,060,557	1,046,979	114,734,482	—	83,667
EQ/International Value PLUS Portfolio(a)	88,282,343	121,113	2,345,313	89,012,421	—	(84,021)
EQ/Large Cap Core PLUS Portfolio	139,653,063	151,392	2,604,718	145,003,202	—	221,897
EQ/Large Cap Growth Index Portfolio	154,521,566	181,670	11,001,054	150,733,125	—	2,390,885
EQ/Large Cap Growth PLUS Portfolio	321,952,549	302,784	5,008,462	334,466,525	—	644,769
EQ/Large Cap Value PLUS Portfolio	287,121,718	333,062	36,677,493	258,143,073	—	9,541,061
EQ/Mid Cap Index Portfolio	9,891,860	—	—	10,806,411	—	—
EQ/PIMCO Ultra Short Bond Portfolio	654,438,549	272,545,010	10,215,652	919,227,901	—	(39,838)
EQ/Small Company Index Portfolio	22,348,969	—	—	24,111,131	—	—
Multimanager Core Bond Portfolio	1,056,830,324	9,043,795	39,715,043	1,022,403,246	7,772,104	28,525
Multimanager International Equity Portfolio	147,513,901	211,949	3,954,512	147,650,908	—	2,749
Multimanager Large Cap Core Equity Portfolio	127,209,287	151,392	2,873,141	133,233,787	—	(46,526)
Multimanager Large Cap Value Portfolio	209,830,602	272,505	5,199,190	217,690,070	—	(111,283)
Multimanager Mid Cap Growth Portfolio	21,372,007	—	—	23,522,163	—	—
Multimanager Mid Cap Value Portfolio	12,320,859	—	—	13,137,076	—	—
Multimanager Multi-Sector Bond Portfolio	888,735,939	666,124	37,133,796	858,615,758	—	(696,689)
Multimanager Small Cap Growth Portfolio	90,082,882	2,490,835	1,499,290	97,082,837	—	196,680
Multimanager Small Cap Value Portfolio	33,852,462	30,278	587,875	35,927,679	—	(22,552)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
	$11,173,567,858	$357,883,447	$543,211,217	$11,290,026,381	$7,772,104	$20,918,003

(a)	formerly known as EQ/BlackRock International Value Portfolio

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,290,026,381	$—	$11,290,026,381
Short-Term Investments	—	4,647,589	—	4,647,589

Total Assets	$—	$11,294,673,970	$—	$11,294,673,970

Total Liabilities	$—	$—	$—	$—

Total	$—	$11,294,673,970	$—	$11,294,673,970

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$357,883,447
Net Proceeds of Sales and Redemptions:
Investment Companies	$564,129,220

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,217,646,650
Aggregate gross unrealized depreciation	(137,605,067)

Net unrealized appreciation	$1,080,041,583

Federal income tax cost of investments	$10,214,632,387

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	112,221,344	$1,228,381,549
ATM Large Cap Portfolio‡	185,279,757	2,208,378,935
ATM Mid Cap Portfolio‡	33,336,851	420,423,750
ATM Small Cap Portfolio‡	52,839,165	686,297,485
EQ/AllianceBernstein International Portfolio‡	16,385,175	146,587,502
EQ/AllianceBernstein Small Cap Growth Portfolio‡	15,993,818	292,317,823
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,256,069	123,367,128
EQ/BlackRock Basic Value Equity Portfolio‡	14,071,459	204,695,989
EQ/Boston Advisors Equity Income Portfolio‡	32,877,626	182,559,319
EQ/Core Bond Index Portfolio‡	164,317,735	1,595,402,965
EQ/GAMCO Small Company Value Portfolio‡	3,012,756	126,155,103
EQ/Global Multi-Sector Equity Portfolio‡	18,567,055	240,310,184
EQ/Intermediate Government Bond Index Portfolio‡	31,405,025	309,785,035
EQ/International Core PLUS Portfolio‡	18,458,320	185,896,583
EQ/International ETF Portfolio‡	19,000,499	139,949,726
EQ/International Growth Portfolio‡	30,838,672	202,089,802
EQ/International Value PLUS Portfolio‡	12,584,004	152,029,037
EQ/Large Cap Core PLUS Portfolio‡	25,416,109	194,051,588
EQ/Large Cap Growth Index Portfolio‡	29,079,693	269,980,758
EQ/Large Cap Growth PLUS Portfolio‡	26,704,303	479,182,415
EQ/Large Cap Value PLUS Portfolio‡	39,821,799	430,598,241
EQ/Mid Cap Index Portfolio‡	1,170,839	10,772,647
EQ/PIMCO Ultra Short Bond Portfolio‡	61,932,871	617,739,326
EQ/Small Company Index Portfolio‡	1,661,284	18,848,299
Multimanager Core Bond Portfolio‡	92,725,637	968,420,794
Multimanager International Equity Portfolio‡	17,183,388	194,625,564
Multimanager Large Cap Core Equity Portfolio‡	27,609,208	300,066,339
Multimanager Large Cap Value Portfolio‡	36,013,338	373,703,850
Multimanager Mid Cap Growth Portfolio*‡	2,047,261	20,826,271
Multimanager Mid Cap Value Portfolio‡	1,330,692	14,290,235
Multimanager Multi-Sector Bond Portfolio‡	50,439,604	197,171,448
Multimanager Small Cap Growth Portfolio*‡	23,647,279	224,226,493
Multimanager Small Cap Value Portfolio‡	15,473,074	179,891,398

Total Investments (100.1%) (Cost $11,053,190,419)		12,939,023,581
Other Assets Less Liabilities (-0.1%)		(18,282,278)

Net Assets (100%)		$12,920,741,303

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolio.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$1,186,959,563	$14,961,730	$17,911,717	$1,228,381,549	$—	$725,895
ATM Large Cap Portfolio	2,161,717,978	4,202,953	76,253,479	2,208,378,935	—	4,566,834
ATM Mid Cap Portfolio	410,108,651	780,548	24,940,432	420,423,750	—	969,054
ATM Small Cap Portfolio	614,732,837	31,140,802	8,317,413	686,297,485	—	319,530
EQ/AllianceBernstein International Portfolio	143,151,761	360,253	2,522,223	146,587,502	—	205,233
EQ/AllianceBernstein Small Cap Growth Portfolio	254,471,203	12,420,295	2,617,650	292,317,823	—	564,382
EQ/AXA Franklin Small Cap Value Core Portfolio	116,516,333	240,169	1,753,784	123,367,128	—	64,519
EQ/BlackRock Basic Value Equity Portfolio	194,347,853	360,253	2,739,455	204,695,989	—	(12,000)
EQ/Boston Advisors Equity Income Portfolio	175,019,539	360,253	2,603,511	182,559,319	—	123,944
EQ/Core Bond Index Portfolio	1,648,458,812	3,722,616	56,595,671	1,595,402,965	—	588,035
EQ/GAMCO Small Company Value Portfolio	111,250,752	8,240,169	1,695,004	126,155,103	—	123,300
EQ/Global Multi-Sector Equity Portfolio	226,206,280	8,920,295	3,325,400	240,310,184	—	(143,369)
EQ/Intermediate Government Bond Index Portfolio	353,067,043	720,506	43,342,536	309,785,035	—	112,375
EQ/International Core PLUS Portfolio	178,487,551	180,127	1,263,128	185,896,583	—	100,600
EQ/International ETF Portfolio	133,436,039	4,240,169	1,760,748	139,949,726	—	57,555
EQ/International Growth Portfolio	201,682,077	240,169	1,705,396	202,089,802	—	112,908
EQ/International Value PLUS Portfolio(a)	149,543,464	360,253	2,814,829	152,029,037	—	(87,373)
EQ/Large Cap Core PLUS Portfolio	185,728,270	360,253	2,550,346	194,051,588	—	177,110
EQ/Large Cap Growth Index Portfolio	267,046,495	540,380	12,138,082	269,980,758	—	1,953,101
EQ/Large Cap Growth PLUS Portfolio	458,827,290	780,548	5,452,906	479,182,415	—	456,581
EQ/Large Cap Value PLUS Portfolio	428,340,685	900,633	21,391,812	430,598,241	—	3,426,826
EQ/Mid Cap Index Portfolio	9,860,954	—	—	10,772,647	—	—
EQ/PIMCO Ultra Short Bond Portfolio	437,670,801	182,540,380	4,104,312	617,739,326	—	(13,129)
EQ/Small Company Index Portfolio	17,470,771	—	—	18,848,299	—	—
Multimanager Core Bond Portfolio	1,040,021,663	19,619,047	87,379,386	968,420,794	7,577,613	76,195
Multimanager International Equity Portfolio	193,115,070	540,380	4,130,569	194,625,564	—	(39,386)
Multimanager Large Cap Core Equity Portfolio	283,766,364	480,338	3,720,942	300,066,339	—	(84,334)
Multimanager Large Cap Value Portfolio	386,307,846	720,506	36,619,839	373,703,850	—	(164,928)
Multimanager Mid Cap Growth Portfolio	18,922,546	—	—	20,826,271	—	—
Multimanager Mid Cap Value Portfolio	13,402,371	—	—	14,290,235	—	—
Multimanager Multi-Sector Bond Portfolio	195,940,598	—	—	197,171,448	—	—
Multimanager Small Cap Growth Portfolio	212,303,312	360,253	2,489,452	224,226,493	—	238,003
Multimanager Small Cap Value Portfolio	168,811,470	300,211	2,332,997	179,891,398	—	(60,118)

	$12,576,694,242	$298,594,489	$434,473,019	$12,939,023,581	$7,577,613	$14,357,343

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

(a)	formerly known as EQ/BlackRock International Value Portfolio

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$12,939,023,581	$—	$12,939,023,581

Total Assets	$—	$12,939,023,581	$—	$12,939,023,581

Total Liabilities	$—	$—	$—	$—

Total	$—	$12,939,023,581	$—	$12,939,023,581

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$298,594,489
Net Proceeds of Sales and Redemptions:
Investment Companies	$448,830,362

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,930,457,289
Aggregate gross unrealized depreciation	(44,491,369)

Net unrealized appreciation	$1,885,965,920

Federal income tax cost of investments	$11,053,057,661

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	38,769,248	$424,370,513
ATM Large Cap Portfolio‡	74,712,066	890,505,017
ATM Mid Cap Portfolio‡	11,145,140	140,555,617
ATM Small Cap Portfolio‡	20,420,485	265,229,917
EQ/AllianceBernstein International Portfolio‡	7,952,182	71,143,001
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,668,182	103,596,945
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,631,939	50,766,307
EQ/BlackRock Basic Value Equity Portfolio‡	5,525,862	80,384,113
EQ/Boston Advisors Equity Income Portfolio‡	9,728,746	54,020,725
EQ/Core Bond Index Portfolio‡	17,084,105	165,873,955
EQ/GAMCO Small Company Value Portfolio‡	2,241,373	93,854,466
EQ/Global Multi-Sector Equity Portfolio‡	6,200,179	80,247,846
EQ/Intermediate Government Bond Index Portfolio‡	2,226,244	21,960,082
EQ/International Core PLUS Portfolio‡	4,836,961	48,713,783
EQ/International ETF Portfolio‡	5,502,608	40,529,912
EQ/International Growth Portfolio‡	14,627,557	95,856,268
EQ/International Value PLUS Portfolio‡	7,321,433	88,451,213
EQ/Large Cap Core PLUS Portfolio‡	9,951,580	75,980,160
EQ/Large Cap Growth Index Portfolio‡	12,768,324	118,543,264
EQ/Large Cap Growth PLUS Portfolio‡	10,086,271	180,988,197
EQ/Large Cap Value PLUS Portfolio‡	19,555,687	211,458,156
EQ/Mid Cap Index Portfolio‡	584,627	5,379,036
EQ/PIMCO Ultra Short Bond Portfolio‡	5,692,767	56,781,574
EQ/Small Company Index Portfolio‡	522,537	5,928,504
Multimanager Core Bond Portfolio‡	6,829,332	71,325,117
Multimanager International Equity Portfolio‡	4,079,005	46,200,356
Multimanager Large Cap Core Equity Portfolio‡	10,684,822	116,126,309
Multimanager Large Cap Value Portfolio‡	16,799,101	174,321,208
Multimanager Mid Cap Growth Portfolio*‡	680,091	6,918,397
Multimanager Mid Cap Value Portfolio‡	600,620	6,450,029
Multimanager Multi-Sector Bond Portfolio‡	5,952,149	23,267,308
Multimanager Small Cap Growth Portfolio*‡	8,356,867	79,240,870
Multimanager Small Cap Value Portfolio‡	580,940	6,754,062

Total Investment Companies (100.1%) (Cost $3,145,810,068)		3,901,722,227

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 4/1/11 (Cost $20,875,433)	$20,875,433	$20,875,433

Total Investments (100.6%) (Cost $3,166,685,501)		3,922,597,660
Other Assets Less Liabilities (-0.6%)		(23,030,090)

Net Assets (100%)		$3,899,567,570

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio	$407,401,323	$10,408,416	$8,694,021	$424,370,513	$—	$102,668
ATM Large Cap Portfolio	839,512,167	18,414,890	15,242,264	890,505,017	—	321,109
ATM Mid Cap Portfolio	139,441,858	2,802,266	11,736,379	140,555,617	—	1,631,961
ATM Small Cap Portfolio	245,456,790	4,003,237	3,298,593	265,229,917	—	84,748
EQ/AllianceBernstein International Portfolio	68,044,634	2,201,780	1,760,599	71,143,001	—	100,239
EQ/AllianceBernstein Small Cap Growth Portfolio	93,111,530	1,401,133	1,081,301	103,596,945	—	102,869
EQ/AXA Franklin Small Cap Value Core Portfolio	47,142,364	1,200,971	1,010,372	50,766,307	—	4,631
EQ/BlackRock Basic Value Equity Portfolio	75,195,419	1,601,295	1,330,358	80,384,113	—	22,979
EQ/Boston Advisors Equity Income Portfolio	50,930,619	1,200,971	984,821	54,020,725	—	30,181
EQ/Core Bond Index Portfolio	175,280,039	4,003,237	13,349,998	165,873,955	—	33,343
EQ/GAMCO Small Company Value Portfolio	87,323,270	1,200,971	975,852	93,854,466	—	39,151
EQ/Global Multi-Sector Equity Portfolio	77,256,948	1,601,295	1,423,663	80,247,846	—	(70,326)
EQ/Intermediate Government Bond Index Portfolio	21,897,913	600,486	506,210	21,960,082	—	1,291
EQ/International Core PLUS Portfolio	46,354,246	800,647	648,925	48,713,783	—	27,744
EQ/International ETF Portfolio	39,259,607	600,486	490,735	40,529,912	—	16,766
EQ/International Growth Portfolio	94,652,719	1,801,457	1,435,920	95,856,268	—	86,584
EQ/International Value PLUS Portfolio(a)	85,345,340	2,201,780	1,924,107	88,451,213	—	(63,269)
EQ/Large Cap Core PLUS Portfolio	71,559,864	1,801,457	1,461,025	75,980,160	—	61,479
EQ/Large Cap Growth Index Portfolio	111,174,663	2,401,942	1,925,684	118,543,264	—	104,321
EQ/Large Cap Growth PLUS Portfolio	170,899,623	3,602,913	2,908,678	180,988,197	—	136,330
EQ/Large Cap Value PLUS Portfolio	203,255,187	4,603,722	6,352,162	211,458,156	—	2,288,680
EQ/Mid Cap Index Portfolio	4,923,806	—	—	5,379,036	—	—
EQ/PIMCO Ultra Short Bond Portfolio	34,546,568	22,600,486	507,821	56,781,574	—	(319)
EQ/Small Company Index Portfolio	5,495,219	—	—	5,928,504	—	—
Multimanager Core Bond Portfolio	62,226,039	11,229,930	1,853,951	71,325,117	528,150	6,887
Multimanager International Equity Portfolio	44,869,258	1,000,809	816,319	46,200,356	—	29,517
Multimanager Large Cap Core Equity Portfolio	108,295,755	2,401,942	2,090,788	116,126,309	—	(60,783)
Multimanager Large Cap Value Portfolio	168,486,385	3,602,913	8,707,202	174,321,208	—	(912,195)
Multimanager Mid Cap Growth Portfolio	6,285,988	—	—	6,918,397	—	—
Multimanager Mid Cap Value Portfolio	6,049,284	—	—	6,450,029	—	—
Multimanager Multi-Sector Bond Portfolio	23,122,061	—	—	23,267,308	—	—
Multimanager Small Cap Growth Portfolio	73,973,718	1,601,295	1,320,342	79,240,870	—	32,994
Multimanager Small Cap Value Portfolio	6,237,343	200,162	166,333	6,754,062	—	2,834

	$3,695,007,547	$111,092,889	$94,004,423	$3,901,722,227	$528,150	$4,162,414

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

(a)	formerly known as EQ/BlackRock International Value Portfolio

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,901,722,227	$—	$3,901,722,227
Short-Term Investments	—	20,875,433	—	20,875,433

Total Assets	$—	$3,922,597,660	$—	$3,922,597,660

Total Liabilities	$—	$—	$—	—

Total	$—	$3,922,597,660	$—	$3,922,597,660

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$111,092,889
Net Proceeds of Sales and Redemptions:
Investment Companies	$98,166,837

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,534,528
Aggregate gross unrealized depreciation	(6,687,994)

Net unrealized appreciation	$755,846,534

Federal income tax cost of investments	$3,166,751,126

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.4%)
Amerigon, Inc.*	1,800	$27,486
Autoliv, Inc.	600	44,538
BorgWarner, Inc.*	39,523	3,149,588
Drew Industries, Inc.	1,400	31,262
Federal-Mogul Corp.*	100	2,490
Fuel Systems Solutions, Inc.*	1,800	54,324
Gentex Corp.	11,900	359,975
Goodyear Tire & Rubber Co.*	20,593	308,483
Johnson Controls, Inc.	86,641	3,601,666
Lear Corp.	600	29,322
TRW Automotive Holdings Corp.*	2,900	159,732

		7,768,866

Automobiles (0.4%)
Ford Motor Co.*	335,334	4,999,830
General Motors Co.*	14,400	446,832
Harley-Davidson, Inc.	19,400	824,306
Tesla Motors, Inc.*	44,500	1,232,650
Thor Industries, Inc.	2,600	86,762

		7,590,380

Distributors (0.0%)
LKQ Corp.*	12,018	289,634
Pool Corp.	3,200	77,152
Weyco Group, Inc.	300	7,338

		374,124

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	66,459
Apollo Group, Inc., Class A*	10,961	457,183
Bridgepoint Education, Inc.*	1,425	24,368
DeVry, Inc.	5,346	294,404
Education Management Corp.*	700	14,658
Grand Canyon Education, Inc.*	2,000	29,000
Hillenbrand, Inc.	3,408	73,272
ITT Educational Services, Inc.*	3,000	216,450
K12, Inc.*	2,197	74,039
Learning Tree International, Inc.	700	6,153
Lincoln Educational Services Corp.	1,300	20,657
Pre-Paid Legal Services, Inc.*	600	39,600
Princeton Review, Inc.*	1,100	420
Sotheby’s, Inc.	6,600	347,160
Steiner Leisure Ltd.*	800	37,008
Strayer Education, Inc.	1,240	161,808
Universal Technical Institute, Inc.	1,961	38,141
Weight Watchers International, Inc.	968	67,857

		1,968,637

Hotels, Restaurants & Leisure (3.1%)
AFC Enterprises, Inc.*	1,100	16,643
Ambassadors Group, Inc.	1,500	16,425
Ameristar Casinos, Inc.	2,398	42,565
BJ’s Restaurants, Inc.*	2,700	106,191
Brinker International, Inc.	2,400	60,720
Buffalo Wild Wings, Inc.*	2,200	119,746
California Pizza Kitchen, Inc.*	1,300	21,944
Carnival Corp.	41,478	1,591,096
CEC Entertainment, Inc.	2,094	79,007
Chipotle Mexican Grill, Inc.*	24,251	6,605,245
Choice Hotels International, Inc.	200	7,770
Cracker Barrel Old Country Store, Inc.	2,100	103,194
Ctrip.com International Ltd. (ADR)*	85,986	3,567,559
Darden Restaurants, Inc.	12,000	589,560
Denny’s Corp.*	7,700	31,262
DineEquity, Inc.*	2,200	120,956
Einstein Noah Restaurant Group, Inc.	200	3,256
International Game Technology	22,153	359,543
International Speedway Corp., Class A	200	5,960
Interval Leisure Group, Inc.*	3,592	58,729
Isle of Capri Casinos, Inc.*	1,649	15,666
Krispy Kreme Doughnuts, Inc.*	4,600	32,384
Las Vegas Sands Corp.*	42,673	1,801,654
Life Time Fitness, Inc.*	296	11,044
Marriott International, Inc., Class A	57,281	2,038,058
McDonald’s Corp.	76,193	5,797,525
MGM Resorts International*	10,300	135,445
Monarch Casino & Resort, Inc.*	400	4,160
Morgans Hotel Group Co.*	1,800	17,640
Panera Bread Co., Class A*	2,200	279,400
Papa John’s International, Inc.*	1,400	44,338
Peet’s Coffee & Tea, Inc.*	1,100	52,899
Pinnacle Entertainment, Inc.*	3,134	42,685
Ruth’s Hospitality Group, Inc.*	900	4,644
Scientific Games Corp., Class A*	7,600	66,424
Shuffle Master, Inc.*	7,000	74,760
Sonic Corp.*	6,900	62,445
Starbucks Corp.	340,448	12,579,554
Starwood Hotels & Resorts Worldwide, Inc.	51,300	2,981,556
Texas Roadhouse, Inc.	6,300	107,037
Wendy’s/Arby’s Group, Inc., Class A	21,310	107,189
WMS Industries, Inc.*	6,400	226,240
Wynn Resorts Ltd.	99,668	12,682,753
Yum! Brands, Inc.	33,096	1,700,472

		54,373,343

Household Durables (0.1%)
Harman International Industries, Inc.	800	37,456
iRobot Corp.*	1,500	49,335
Leggett & Platt, Inc.	7,830	191,835
Mohawk Industries, Inc.*	100	6,115
NVR, Inc.*	537	405,972
Tempur-Pedic International, Inc.*	6,368	322,603
Tupperware Brands Corp.	5,400	322,434
Universal Electronics, Inc.*	1,100	32,516
Whirlpool Corp.	2,700	230,472

		1,598,738

Internet & Catalog Retail (3.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	6,930
Amazon.com, Inc.*	119,294	21,488,429
Blue Nile, Inc.*	1,500	80,985
drugstore.com, Inc.*	6,800	26,180
Expedia, Inc.	5,982	135,552
Liberty Media Corp. - Interactive*	200,695	3,219,148
Netflix, Inc.*	36,970	8,774,090
Nutrisystem, Inc.	2,500	36,225
Orbitz Worldwide, Inc.*	200	714
Overstock.com, Inc.*	1,300	20,436
PetMed Express, Inc.	1,900	30,134
priceline.com, Inc.*	40,605	20,563,996

		54,382,819

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	518,753
Leapfrog Enterprises, Inc.*	2,700	11,664
Mattel, Inc.	14,983	373,526
Polaris Industries, Inc.	1,900	165,338
Smith & Wesson Holding Corp.*	8,200	29,110

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.	1,838	$42,219

		1,140,610

Media (2.7%)
Arbitron, Inc.	2,200	88,066
Cablevision Systems Corp. - New York Group, Class A	203,690	7,049,711
CBS Corp., Class B	33,880	848,355
CKX, Inc.*	5,499	23,206
Comcast Corp., Class A	418,967	9,894,389
Crown Media Holdings, Inc., Class A*	400	928
DIRECTV, Class A*	133,591	6,252,059
Discovery Communications, Inc., Class A*	17,300	690,270
DreamWorks Animation SKG, Inc., Class A*	6,100	170,373
Global Sources Ltd.*	1,540	17,910
Interpublic Group of Cos., Inc.	40,400	507,828
John Wiley & Sons, Inc., Class A	900	45,756
Lamar Advertising Co., Class A*	300	11,082
Liberty Global, Inc., Class A*	12,195	504,995
Liberty Media Corp. - Capital*	43,248	3,186,080
Liberty Media Corp. - Starz*	16,636	1,290,953
Madison Square Garden, Inc., Class A*	59,147	1,596,377
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	7,791
McGraw-Hill Cos., Inc.	18,235	718,459
Meredith Corp.	300	10,176
Morningstar, Inc.	600	35,028
National CineMedia, Inc.	74,904	1,398,458
News Corp., Class A	39,400	691,864
Omnicom Group, Inc.	20,713	1,016,180
Regal Entertainment Group, Class A	4,227	57,064
Scripps Networks Interactive, Inc., Class A	7,366	368,963
Sirius XM Radio, Inc.*	320,700	532,362
Thomson Reuters Corp.	10,000	392,400
Time Warner, Inc.	19,800	706,860
Value Line, Inc.	100	1,480
Viacom, Inc., Class B	85,780	3,990,486
Walt Disney Co.	99,300	4,278,837
Warner Music Group Corp.*	1,100	7,447
World Wrestling Entertainment, Inc., Class A	42,700	536,739

		46,928,932

Multiline Retail (0.4%)
99 Cents Only Stores*	3,796	74,402
Big Lots, Inc.*	6,775	294,238
Dollar General Corp.*	25,600	802,560
Dollar Tree, Inc.*	11,400	632,928
Family Dollar Stores, Inc.	12,103	621,126
Kohl’s Corp.	16,133	855,694
Nordstrom, Inc.	14,373	645,060
Target Corp.	52,169	2,608,972

		6,534,980

Specialty Retail (1.3%)
Aaron’s, Inc.	850	21,556
Abercrombie & Fitch Co., Class A	5,600	328,720
Advance Auto Parts, Inc.	7,600	498,712
Aeropostale, Inc.*	8,050	195,776
America’s Car-Mart, Inc.*	900	23,202
Ascena Retail Group, Inc.*	2,252	72,987
AutoNation, Inc.*	500	17,685
AutoZone, Inc.*	2,014	550,950
bebe stores, Inc.	3,400	19,890
Bed Bath & Beyond, Inc.*	18,605	898,063
Best Buy Co., Inc.	24,398	700,711
Big 5 Sporting Goods Corp.	2,169	25,854
Buckle, Inc.	2,900	117,160
CarMax, Inc.*	18,540	595,134
Cato Corp., Class A	2,606	63,847
Christopher & Banks Corp.	1,900	12,312
Citi Trends, Inc.*	1,200	26,748
Coldwater Creek, Inc.*	4,600	12,144
Collective Brands, Inc.*	2,656	57,317
Dick’s Sporting Goods, Inc.*	7,400	295,852
DSW, Inc., Class A*	600	23,976
Finish Line, Inc., Class A	1,100	21,835
Gap, Inc.	35,905	813,607
Guess?, Inc.	5,200	204,620
hhgregg, Inc.*	1,000	13,390
Home Depot, Inc.	119,889	4,443,086
HOT Topic, Inc.	2,820	16,074
Kirkland’s, Inc.*	1,900	29,336
Limited Brands, Inc.	22,400	736,512
Lowe’s Cos., Inc.	193,393	5,111,377
Lumber Liquidators Holdings, Inc.*	2,000	49,980
Midas, Inc.*	1,100	8,437
Office Depot, Inc.*	6,456	29,891
OfficeMax, Inc.*	5,363	69,397
O’Reilly Automotive, Inc.*	22,683	1,303,365
Penske Automotive Group, Inc.*	1,421	28,448
PetSmart, Inc.	10,600	434,070
Ross Stores, Inc.	10,700	760,984
Sally Beauty Holdings, Inc.*	1,963	27,502
Staples, Inc.	51,692	1,003,859
Stein Mart, Inc.	2,598	26,266
Systemax, Inc.*	400	5,408
Tiffany & Co.	10,039	616,796
TJX Cos., Inc.	28,875	1,435,954
Tractor Supply Co.	6,082	364,069
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	163,642
Urban Outfitters, Inc.*	10,752	320,732
Wet Seal, Inc., Class A*	7,500	32,100
Williams-Sonoma, Inc.	7,980	323,190
Zumiez, Inc.*	1,600	42,288

		22,994,811

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	2,700	2,602
Cherokee, Inc.	300	5,178
Coach, Inc.	21,614	1,124,793
Crocs, Inc.*	3,900	69,576
Fossil, Inc.*	40,800	3,820,920
G-III Apparel Group Ltd.*	700	26,306
Hanesbrands, Inc.*	8,200	221,728
K-Swiss, Inc., Class A*	2,400	27,048
Liz Claiborne, Inc.*	6,868	37,019
Maidenform Brands, Inc.*	2,500	71,425
NIKE, Inc., Class B	68,889	5,214,897
Oxford Industries, Inc.	1,300	44,447
Phillips-Van Heusen Corp.	4,800	312,144
Polo Ralph Lauren Corp.	4,468	552,468
Steven Madden Ltd.*	2,218	104,091
Timberland Co., Class A*	2,670	110,244
True Religion Apparel, Inc.*	2,344	55,014
Under Armour, Inc., Class A*	65,500	4,457,275
Volcom, Inc.	1,500	27,795

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Warnaco Group, Inc.*	5,300	$303,107

		16,588,077

Total Consumer Discretionary		222,244,317

Consumer Staples (4.0%)
Beverages (1.1%)
Brown-Forman Corp., Class B	6,600	450,780
Coca-Cola Bottling Co. Consolidated	300	20,052
Coca-Cola Co.	111,306	7,385,153
Coca-Cola Enterprises, Inc.	16,436	448,703
Diageo plc (ADR)	33,800	2,576,236
Dr. Pepper Snapple Group, Inc.	6,200	230,392
Hansen Natural Corp.*	5,600	337,288
National Beverage Corp.	100	1,373
PepsiCo, Inc.	118,971	7,662,922

		19,112,899

Food & Staples Retailing (0.9%)
Arden Group, Inc., Class A	100	7,631
Costco Wholesale Corp.	31,169	2,285,311
CVS Caremark Corp.	12,411	425,946
Pantry, Inc.*	300	4,449
Pricesmart, Inc.	1,200	43,968
Sysco Corp.	41,937	1,161,655
Village Super Market, Inc., Class A	635	18,478
Walgreen Co.	63,164	2,535,403
Wal-Mart Stores, Inc.	87,305	4,544,225
Whole Foods Market, Inc.	81,664	5,381,658

		16,408,724

Food Products (0.9%)
Alico, Inc.	200	5,354
Archer-Daniels-Midland Co.	26,800	965,068
Campbell Soup Co.	10,850	359,244
ConAgra Foods, Inc.	5,600	133,000
Flowers Foods, Inc.	5,100	138,873
General Mills, Inc.	27,976	1,022,523
Green Mountain Coffee Roasters, Inc.*	63,300	4,089,813
H.J. Heinz Co.	10,864	530,380
Hershey Co.	29,403	1,598,053
Kellogg Co.	16,303	880,036
Lifeway Foods, Inc.*	400	4,168
McCormick & Co., Inc. (Non-Voting)	5,449	260,626
Mead Johnson Nutrition Co.	79,736	4,619,106
Sara Lee Corp.	39,554	698,919
Smart Balance, Inc.*	3,900	17,901

		15,323,064

Household Products (0.5%)
Church & Dwight Co., Inc.	6,100	483,974
Clorox Co.	10,937	766,356
Colgate-Palmolive Co.	29,098	2,349,955
Kimberly-Clark Corp.	23,179	1,512,893
Procter & Gamble Co.	54,257	3,342,231

		8,455,409

Personal Products (0.1%)
Avon Products, Inc.	30,360	820,934
Estee Lauder Cos., Inc., Class A	9,514	916,769
Herbalife Ltd.	5,300	431,208
Inter Parfums, Inc.	100	1,851
USANA Health Sciences, Inc.*	500	17,255

		2,188,017

Tobacco (0.5%)
Altria Group, Inc.	85,993	2,238,398
Philip Morris International, Inc.	110,434	7,247,783
Star Scientific, Inc.*	1,100	4,994

		9,491,175

Total Consumer Staples		70,979,288

Energy (9.1%)
Energy Equipment & Services (3.2%)
Atwood Oceanics, Inc.*	200	9,286
Baker Hughes, Inc.	9,700	712,271
Cameron International Corp.*	61,366	3,503,999
Core Laboratories N.V	3,800	388,246
Dresser-Rand Group, Inc.*	7,000	375,340
Dril-Quip, Inc.*	2,400	189,672
FMC Technologies, Inc.*	10,500	992,040
Halliburton Co.	318,758	15,886,899
McDermott International, Inc.*	18,528	470,426
Nabors Industries Ltd.*	119,200	3,621,296
National Oilwell Varco, Inc	74,931	5,939,780
Oil States International, Inc.*	100	7,614
Pride International, Inc.*	6,957	298,803
Rowan Cos., Inc.*	2,183	96,445
RPC, Inc.	3,600	91,152
Schlumberger Ltd.	123,601	11,527,029
Superior Energy Services, Inc.*	100	4,100
TETRA Technologies, Inc.*	3,406	52,452
Weatherford International Ltd.*	550,670	12,445,142

		56,611,992

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	243,319	19,932,692
Apco Oil and Gas International, Inc.	1,200	102,912
Arch Coal, Inc.	9,500	342,380
BPZ Resources, Inc.*	9,200	48,852
Brigham Exploration Co.*	4,998	185,826
Cheniere Energy, Inc.*	3,100	28,861
Chevron Corp.	8,900	956,127
Cimarex Energy Co.	10,900	1,256,116
Clean Energy Fuels Corp.*	4,600	75,348
Concho Resources, Inc.*	7,600	815,480
ConocoPhillips	40,400	3,226,344
Consol Energy, Inc.	102,881	5,517,508
Contango Oil & Gas Co.*	1,100	69,564
Denbury Resources, Inc.*	253,377	6,182,399
Endeavour International Corp.*	1,314	16,688
EOG Resources, Inc.	89,729	10,633,784
EQT Corp.	12,073	602,443
EXCO Resources, Inc.	17,600	363,616
Exxon Mobil Corp.	331,686	27,904,743
Forest Oil Corp.*	6,000	226,980
Frontline Ltd.	900	22,293
FX Energy, Inc.*	3,300	27,588
Golar LNG Ltd.	2,400	61,392
Gulfport Energy Corp.*	3,600	130,140
Holly Corp.	700	42,532
Isramco, Inc.*	200	13,000
James River Coal Co.*	3,400	82,178
Kinder Morgan, Inc.*	153,862	4,560,470
Marathon Oil Corp.	15,600	831,636
Murphy Oil Corp.	500	36,710
Noble Energy, Inc.	21,100	2,039,315
Northern Oil and Gas, Inc.*	1,700	45,390
Occidental Petroleum Corp.	21,250	2,220,412
Panhandle Oil and Gas, Inc., Class A	600	18,990
Peabody Energy Corp.	30,730	2,211,331
Petrohawk Energy Corp.*	17,790	436,567
Quicksilver Resources, Inc.*	200	2,862
Range Resources Corp.	30,067	1,757,717

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rex Energy Corp.*	1,400	$16,310
SandRidge Energy, Inc.*	5,600	71,680
Southwestern Energy Co.*	109,248	4,694,386
Suncor Energy, Inc.	56,930	2,552,741
Syntroleum Corp.*	9,600	21,696
Ultra Petroleum Corp.*	12,600	620,550
VAALCO Energy, Inc.*	1,500	11,640
Valero Energy Corp.	43,450	1,295,679
Venoco, Inc.*	1,600	27,344
W&T Offshore, Inc.	2,400	54,696
Warren Resources, Inc.*	4,700	23,923
Whiting Petroleum Corp.*	200	14,690
Williams Cos., Inc.	19,800	617,364

		103,051,885

Total Energy		159,663,877

Financials (5.5%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	3,700	404,669
Ameriprise Financial, Inc.	3,540	216,223
Apollo Global Management LLC(b)*§†	350,000	3,850,000
Bank of New York Mellon Corp.	68,650	2,050,575
BGC Partners, Inc., Class A	1,500	13,935
BlackRock, Inc.	14,975	3,010,125
Charles Schwab Corp.	173,797	3,133,560
Cohen & Steers, Inc.	800	23,744
Diamond Hill Investment Group, Inc.	200	16,000
Duff & Phelps Corp., Class A	2,100	33,558
Eaton Vance Corp.	10,011	322,755
Epoch Holding Corp.	800	12,624
Franklin Resources, Inc.	24,015	3,003,796
GAMCO Investors, Inc., Class A	200	9,272
GFI Group, Inc.	5,400	27,108
Gleacher & Co., Inc.*	6,542	11,383
Goldman Sachs Group, Inc.	53,387	8,460,238
Greenhill & Co., Inc.	25,400	1,671,066
Internet Capital Group, Inc.*	1,900	26,980
Invesco Ltd.	11,512	294,247
Lazard Ltd., Class A	6,900	286,902
Morgan Stanley	31,504	860,689
Northern Trust Corp.	7,952	403,564
optionsXpress Holdings, Inc.	5,100	93,381
Pzena Investment Management, Inc., Class A	500	3,530
Safeguard Scientifics, Inc.*	133	2,707
SEI Investments Co.	10,900	260,292
T. Rowe Price Group, Inc.	18,402	1,222,261
TD Ameritrade Holding Corp.	21,721	453,317
Waddell & Reed Financial, Inc., Class A	7,500	304,575
Westwood Holdings Group, Inc.	400	16,100

		30,499,176

Commercial Banks (1.4%)
Arrow Financial Corp.	927	22,934
Bank of Hawaii Corp.	300	14,346
PNC Financial Services Group, Inc.	69,051	4,349,522
Suffolk Bancorp	300	6,294
SY Bancorp, Inc.	100	2,516
U.S. Bancorp.	305,682	8,079,175
Wells Fargo & Co.	393,335	12,468,720
Westamerica Bancorp	1,978	101,610

		25,045,117

Consumer Finance (0.7%)
Advance America Cash Advance
Centers, Inc.	5,800	30,740
American Express Co.	208,747	9,435,364
EZCORP, Inc., Class A*	4,336	136,107
Green Dot Corp., Class A*	62,080	2,663,853

		12,266,064

Diversified Financial Services (0.7%)
Citigroup, Inc.*	1,576,152	6,966,592
Interactive Brokers Group, Inc., Class A	200	3,178
IntercontinentalExchange, Inc.*	10,695	1,321,260
JPMorgan Chase & Co.	43,100	1,986,910
Life Partners Holdings, Inc.	625	5,025
Moody’s Corp.	16,426	557,006
MSCI, Inc., Class A*	8,741	321,844
NASDAQ OMX Group, Inc.*	300	7,752
NewStar Financial, Inc.*	600	6,552
NYSE Euronext	5,052	177,679
Portfolio Recovery Associates, Inc.*	1,811	154,170

		11,507,968

Insurance (0.3%)
ACE Ltd.	4,200	271,740
Aflac, Inc.	31,460	1,660,459
Arch Capital Group Ltd.*	100	9,919
Arthur J. Gallagher & Co.	200	6,082
Axis Capital Holdings Ltd.	800	27,936
Brown & Brown, Inc.	1,300	33,540
eHealth, Inc.*	2,000	26,600
Endurance Specialty Holdings Ltd.	100	4,882
Erie Indemnity Co., Class A	500	35,555
Genworth Financial, Inc., Class A*	15,247	205,225
Hartford Financial Services Group, Inc.	800	21,544
Marsh & McLennan Cos., Inc.	35,318	1,052,830
MetLife, Inc.	35,730	1,598,203
Tower Group, Inc.	4,313	103,641
Travelers Cos., Inc.	4,700	279,556
Validus Holdings Ltd.	1,643	54,761

		5,392,473

Real Estate Investment Trusts (REITs) (0.3%)
Acadia Realty Trust (REIT)	1,300	24,596
Alexander’s, Inc. (REIT)	100	40,695
AMB Property Corp. (REIT)	300	10,791
Apartment Investment & Management Co. (REIT), Class A	1,300	33,111
Associated Estates Realty Corp. (REIT)	700	11,116
Digital Realty Trust, Inc. (REIT)	6,711	390,178
DuPont Fabros Technology, Inc. (REIT)	600	14,550
Equity Lifestyle Properties, Inc. (REIT)	1,900	109,535
Equity Residential (REIT)	400	22,564
Essex Property Trust, Inc. (REIT)	300	37,200
Federal Realty Investment Trust (REIT)	3,000	244,680
General Growth Properties, Inc. (REIT)*	17,057	264,043
Getty Realty Corp. (REIT)	1,000	22,880
Mid-America Apartment Communities, Inc. (REIT)	1,500	96,300
Plum Creek Timber Co., Inc. (REIT)	5,200	226,772
Potlatch Corp. (REIT)	1,929	77,546
ProLogis (REIT)	600	9,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PS Business Parks, Inc. (REIT)	400	$23,176
Public Storage (REIT)	9,030	1,001,517
Rayonier, Inc. (REIT)	500	31,155
Saul Centers, Inc. (REIT)	500	22,275
Simon Property Group, Inc. (REIT)	14,350	1,537,746
Tanger Factory Outlet Centers (REIT)	5,076	133,194
UDR, Inc. (REIT)	200	4,874
Universal Health Realty Income Trust (REIT)	900	36,477
Ventas, Inc. (REIT)	3,500	190,050
Vornado Realty Trust (REIT)	300	26,250
Washington Real Estate Investment Trust (REIT)	547	17,006

		4,659,865

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	40,391	1,078,439
Howard Hughes Corp.*	1,642	115,991
Jones Lang LaSalle, Inc.	3,500	349,090
St. Joe Co.*	7,983	200,134
Tejon Ranch Co.*	900	33,066

		1,776,720

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	174,000	2,500,380
Capitol Federal Financial, Inc.	4,079	45,970
New York Community Bancorp, Inc.	129,500	2,235,170
Oritani Financial Corp.	1,350	17,118
TrustCo Bank Corp./New York	2,100	12,453
ViewPoint Financial Group	1,120	14,560

		4,825,651

Total Financials		95,973,034

Health Care (9.3%)
Biotechnology (2.9%)
Affymax, Inc.*	900	5,283
Alexion Pharmaceuticals, Inc.*	63,698	6,285,719
Allos Therapeutics, Inc.*	7,600	24,092
Alnylam Pharmaceuticals, Inc.*	4,300	41,151
AMAG Pharmaceuticals, Inc.*	2,000	33,400
Amgen, Inc.*	120,305	6,430,302
Amylin Pharmaceuticals, Inc.*	12,000	136,440
Ardea Biosciences, Inc.*	1,200	34,428
Arena Pharmaceuticals, Inc.*	7,588	10,547
ARIAD Pharmaceuticals, Inc.*	15,100	113,552
ArQule, Inc.*	3,300	23,628
Array BioPharma, Inc.*	3,900	11,934
AVI BioPharma, Inc.*	15,200	28,424
BioCryst Pharmaceuticals, Inc.*	2,500	9,475
Biogen Idec, Inc.*	140,160	10,286,342
BioMarin Pharmaceutical, Inc.*	7,200	180,936
BioMimetic Therapeutics, Inc.*	34,618	453,842
Celera Corp.*	2,400	19,464
Celgene Corp.*	142,853	8,218,333
Celldex Therapeutics, Inc.*	1,200	4,824
Cepheid, Inc.*	114,454	3,207,001
Chelsea Therapeutics International Ltd.*	3,900	15,210
Clinical Data, Inc.*	900	27,270
Codexis, Inc.*	149	1,767
Curis, Inc.*	9,800	31,850
Cytokinetics, Inc.*	2,600	3,874
Cytori Therapeutics, Inc.*	1,700	13,311
Dendreon Corp.*	11,619	434,899
Dyax Corp.*	4,500	7,245
Emergent Biosolutions, Inc.*	2,300	55,568
Enzon Pharmaceuticals, Inc.*	3,600	39,240
Exelixis, Inc.*	12,700	143,510
Genomic Health, Inc.*	123,168	3,029,933
Geron Corp.*	4,000	20,200
Gilead Sciences, Inc.*	94,664	4,017,540
Halozyme Therapeutics, Inc.*	8,500	57,035
Human Genome Sciences, Inc.*	54,992	1,509,530
Idenix Pharmaceuticals, Inc.*	2,000	6,640
Immunogen, Inc.*	17,300	156,911
Immunomedics, Inc.*	5,300	20,246
Incyte Corp.*	6,200	98,270
InterMune, Inc.*	4,700	221,793
Isis Pharmaceuticals, Inc.*	39,560	357,622
Lexicon Pharmaceuticals, Inc.*	1,900	3,192
Ligand Pharmaceuticals, Inc., Class B*	1,383	13,830
MannKind Corp.*	4,949	18,064
Maxygen, Inc.	800	4,160
Medivation, Inc.*	3,400	63,376
Metabolix, Inc.*	1,500	15,765
Micromet, Inc.*	4,528	25,402
Momenta Pharmaceuticals, Inc.*	4,500	71,325
Myriad Genetics, Inc.*	26,000	523,900
Nabi Biopharmaceuticals*	400	2,324
Nanosphere, Inc.*	1,000	3,250
Neurocrine Biosciences, Inc.*	3,100	23,529
Novavax, Inc.*	4,700	12,173
NPS Pharmaceuticals, Inc.*	3,800	36,366
Opko Health, Inc.*	3,900	14,547
Orexigen Therapeutics, Inc.*	1,600	4,496
Osiris Therapeutics, Inc.*	1,200	8,712
PDL BioPharma, Inc	14,400	83,520
Pharmasset, Inc.*	2,600	204,646
Progenics Pharmaceuticals, Inc.*	2,200	13,596
Regeneron Pharmaceuticals, Inc.*	1,400	62,916
Rigel Pharmaceuticals, Inc.*	3,000	21,330
Sangamo BioSciences, Inc.*	3,000	24,990
Sciclone Pharmaceuticals, Inc.*	5,800	23,432
Seattle Genetics, Inc.*	9,600	149,472
SIGA Technologies, Inc.*	2,771	33,529
Spectrum Pharmaceuticals, Inc.*	3,469	30,840
StemCells, Inc.*	11,303	10,286
Synta Pharmaceuticals Corp.*	1,400	7,364
Talecris Biotherapeutics Holdings Corp.*	6,100	163,480
United Therapeutics Corp.*	4,142	277,597
Vanda Pharmaceuticals, Inc.*	2,614	19,056
Vertex Pharmaceuticals, Inc.*	77,320	3,705,948
Vical, Inc.*	6,900	20,424

		51,525,418

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.*	2,700	77,868
ABIOMED, Inc.*	2,800	40,684
Accuray, Inc.*	2,900	26,187
Alcon, Inc.	4,900	810,999
Alere, Inc.*	500	19,570
Align Technology, Inc.*	7,000	143,360
Alphatec Holdings, Inc.*	2,000	5,400
Analogic Corp.	1,100	62,205
Atrion Corp.	100	17,447
Baxter International, Inc.	35,214	1,893,457
Becton, Dickinson and Co.	16,525	1,315,721
C.R. Bard, Inc.	8,353	829,536
CareFusion Corp.*	900	25,380

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cerus Corp.*	502,650	$1,452,658
Conceptus, Inc.*	3,800	54,910
Cooper Cos., Inc	200	13,890
Covidien plc	146,045	7,585,577
CryoLife, Inc.*	2,300	14,030
Cyberonics, Inc.*	3,500	111,335
DENTSPLY International, Inc.	12,800	473,472
DexCom, Inc.*	5,033	78,112
Edwards Lifesciences Corp.*	14,196	1,235,052
Endologix, Inc.*	5,900	40,002
Exactech, Inc.*	600	10,530
Gen-Probe, Inc.*	4,200	278,670
Given Imaging Ltd.*	122,828	2,420,940
Hansen Medical, Inc.*	1,400	3,094
HeartWare International, Inc.*	800	68,424
Hill-Rom Holdings, Inc.	3,581	136,006
ICU Medical, Inc.*	1,176	51,485
IDEXX Laboratories, Inc.*	5,000	386,100
Insulet Corp.*	3,600	74,232
Integra LifeSciences Holdings Corp.*	2,300	109,066
Intuitive Surgical, Inc.*	2,756	919,016
Invacare Corp.	1,700	52,904
IRIS International, Inc.*	1,500	13,530
Kensey Nash Corp.*	600	14,946
Kinetic Concepts, Inc.*	2,742	149,220
MAKO Surgical Corp.*	2,600	62,920
Medtronic, Inc.	125,402	4,934,569
MELA Sciences, Inc.*	2,600	9,152
Meridian Bioscience, Inc.	4,800	115,152
Merit Medical Systems, Inc.*	3,600	70,632
Natus Medical, Inc.*	2,200	36,960
Neogen Corp.*	1,800	74,484
NxStage Medical, Inc.*	1,200	26,376
OraSure Technologies, Inc.*	3,600	28,296
Orthofix International N.V.*	1,609	52,228
Orthovita, Inc.*	5,400	11,502
Palomar Medical Technologies, Inc.*	1,376	20,434
Quidel Corp.*	2,300	27,508
ResMed, Inc.*	13,000	390,000
RTI Biologics, Inc.*	4,400	12,584
Sirona Dental Systems, Inc.*	2,100	105,336
SonoSite, Inc.*	1,400	46,648
Spectranetics Corp.*	2,600	12,246
St. Jude Medical, Inc.	23,111	1,184,670
Stereotaxis, Inc.*	2,500	9,675
Stryker Corp.	38,103	2,316,662
SurModics, Inc.*	1,300	16,250
Synovis Life Technologies, Inc.*	900	17,262
Teleflex, Inc.	2,121	122,976
Thoratec Corp.*	4,700	121,871
TomoTherapy, Inc.*	3,100	14,167
Varian Medical Systems, Inc.*	10,713	724,627
Volcano Corp.*	2,500	64,000
Wright Medical Group, Inc.*	4,600	78,246
Zoll Medical Corp.*	1,700	76,177

		31,798,625

Health Care Providers & Services (1.7%)
Aetna, Inc.	59,350	2,221,471
Air Methods Corp.*	900	60,525
Alliance HealthCare Services, Inc.*	1,900	8,398
Almost Family, Inc.*	500	18,820
America Service Group, Inc.	1,300	33,332
AmerisourceBergen Corp.	21,999	870,281
AMN Healthcare Services, Inc.*	2,600	22,516
Bio-Reference Labs, Inc.*	1,800	40,392
BioScrip, Inc.*	4,447	20,945
Brookdale Senior Living, Inc.*	300	8,400
Cardinal Health, Inc.	10,300	423,639
CardioNet, Inc.*	2,261	10,830
Chindex International, Inc.*	900	14,445
Community Health Systems, Inc.*	5,400	215,946
Corvel Corp.*	700	37,226
DaVita, Inc.*	8,831	755,139
Emergency Medical Services Corp., Class A*	600	38,154
Emeritus Corp.*	1,600	40,736
Ensign Group, Inc.	1,800	57,474
Express Scripts, Inc.*	65,574	3,646,570
Gentiva Health Services, Inc.*	900	25,227
HCA Holdings, Inc.*	41,160	1,394,089
Henry Schein, Inc.*	7,717	541,502
IPC The Hospitalist Co., Inc.*	1,517	68,887
Laboratory Corp. of America Holdings*	7,381	680,012
Landauer, Inc.	400	24,608
Lincare Holdings, Inc.	7,400	219,484
McKesson Corp.	30,358	2,399,800
Medco Health Solutions, Inc.*	30,691	1,723,607
MEDNAX, Inc.*	2,751	183,244
MWI Veterinary Supply, Inc.*	1,400	112,952
National Research Corp.	100	3,394
Omnicare, Inc.	300	8,997
Patterson Cos., Inc.	8,601	276,866
PharMerica Corp.*	2,796	31,986
Providence Service Corp.*	800	11,984
Quest Diagnostics, Inc.	9,113	526,002
RehabCare Group, Inc.*	1,414	52,134
Tenet Healthcare Corp.*	7,800	58,110
U.S. Physical Therapy, Inc.	1,000	22,340
UnitedHealth Group, Inc.	284,345	12,852,394
Universal Health Services, Inc., Class B	1,034	51,090

		29,813,948

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	9,525	199,930
athenahealth, Inc.*	58,989	2,662,174
Cerner Corp.*	5,800	644,960
Computer Programs & Systems, Inc.	1,300	83,564
Emdeon, Inc., Class A*	2,813	45,317
MedAssets, Inc.*	4,765	72,761
Omnicell, Inc.*	2,500	38,100
SXC Health Solutions Corp.*	5,200	284,960
Vital Images, Inc.*	700	9,457

		4,041,223

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*	5,874	30,604
Agilent Technologies, Inc.*	24,626	1,102,752
Bruker Corp.*	4,100	85,485
Charles River Laboratories International, Inc.*	300	11,514
Compugen Ltd.*	144,885	744,709
Covance, Inc.*	29,991	1,641,107
Enzo Biochem, Inc.*	2,000	8,380
eResearchTechnology, Inc.*	3,500	23,695
Furiex Pharmaceuticals, Inc.*	559	9,436
Illumina, Inc.*	132,872	9,310,341
Life Technologies Corp.*	9,192	481,845
Luminex Corp.*	5,000	93,800
Mettler-Toledo International, Inc.*	2,900	498,800
PerkinElmer, Inc.	1,200	31,524

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceutical Product Development, Inc.	9,100	$252,161
Sequenom, Inc.*	4,900	31,017
Techne Corp.	3,200	229,120
Waters Corp.*	8,300	721,270

		15,307,560

Pharmaceuticals (1.8%)
Abbott Laboratories, Inc.	150,391	7,376,679
Acura Pharmaceuticals, Inc.*	700	2,212
Akorn, Inc.*	4,600	26,542
Allergan, Inc.	21,544	1,530,055
Biodel, Inc.*	900	1,890
Cadence Pharmaceuticals, Inc.*	2,900	26,709
Caraco Pharmaceutical Laboratories Ltd.*	900	4,680
Depomed, Inc.*	4,100	41,164
Durect Corp.*	6,600	23,760
Eli Lilly and Co.	19,627	690,282
Endo Pharmaceuticals Holdings, Inc.*	42,800	1,633,248
Forest Laboratories, Inc.*	248,795	8,036,079
Hospira, Inc.*	13,885	766,452
Impax Laboratories, Inc.*	5,689	144,785
Inspire Pharmaceuticals, Inc.*	8,100	32,076
Jazz Pharmaceuticals, Inc.*	31,500	1,003,275
Johnson & Johnson	70,430	4,172,977
MAP Pharmaceuticals, Inc.*	600	8,274
Medicines Co.*	4,200	68,418
Mylan, Inc.*	19,465	441,272
Obagi Medical Products, Inc.*	1,400	17,696
Optimer Pharmaceuticals, Inc.*	3,700	43,771
Pain Therapeutics, Inc.*	2,800	26,768
Perrigo Co.	6,900	548,688
Pozen, Inc.*	2,100	11,277
Questcor Pharmaceuticals, Inc.*	4,100	59,081
Salix Pharmaceuticals Ltd.*	5,900	206,677
Santarus, Inc.*	5,801	19,839
Sucampo Pharmaceuticals, Inc., Class A*	700	2,940
Teva Pharmaceutical Industries Ltd. (ADR)	32,700	1,640,559
Valeant Pharmaceuticals International, Inc.	27,050	1,347,360
Vivus, Inc.*	8,400	51,996
Warner Chilcott plc, Class A	74,600	1,736,688
XenoPort, Inc.*	3,500	20,755

		31,764,924

Total Health Care		164,251,698

Industrials (10.0%)
Aerospace & Defense (2.7%)
Aerovironment, Inc.*	1,700	59,449
Alliant Techsystems, Inc.	2,821	199,360
Boeing Co.	70,339	5,200,162
Cubic Corp.	1,439	82,743
DigitalGlobe, Inc.*	1,478	41,428
GenCorp, Inc.*	4,600	27,508
General Dynamics Corp	41,397	3,169,354
GeoEye, Inc.*	1,673	69,563
Goodrich Corp.	107,648	9,207,134
Honeywell International, Inc.	89,871	5,366,197
L-3 Communications Holdings, Inc.	49,065	3,842,280
Lockheed Martin Corp.	17,168	1,380,307
National Presto Industries, Inc.	459	51,720
Precision Castparts Corp.	47,271	6,957,346
Rockwell Collins, Inc.	6,789	440,131
Spirit AeroSystems Holdings, Inc., Class A*	3,446	88,459
Taser International, Inc.*	5,100	20,757
Teledyne Technologies, Inc.*	1,000	51,710
Textron, Inc.	26,300	720,357
TransDigm Group, Inc.*	3,472	291,058
United Technologies Corp.	115,227	9,753,966

		47,020,989

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	11,711	868,137
Expeditors International of Washington, Inc.	30,443	1,526,412
FedEx Corp.	39,020	3,650,321
Forward Air Corp.	1,173	35,929
Hub Group, Inc., Class A*	1,900	68,761
United Parcel Service, Inc., Class B	83,348	6,194,423
UTi Worldwide, Inc.	2,100	42,504

		12,386,487

Airlines (0.1%)
Allegiant Travel Co.	1,415	61,991
AMR Corp.*	16,068	103,799
Copa Holdings S.A., Class A	400	21,120
Delta Air Lines, Inc.*	66,341	650,142
Hawaiian Holdings, Inc.*	6,400	38,464
United Continental Holdings, Inc.*	69,925	1,607,576

		2,483,092

Building Products (0.0%)
AAON, Inc.	1,100	36,190
Armstrong World Industries, Inc.	1,200	55,524
Lennox International, Inc.	6,500	341,770
Masco Corp.	13,075	182,004
Owens Corning, Inc.*	5,300	190,747
Quanex Building Products Corp.	1,900	37,297
Trex Co., Inc.*	1,900	61,978
USG Corp.*	600	9,996

		915,506

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	28,437
American Reprographics Co.*	3,000	31,050
APAC Customer Services, Inc.*	4,100	24,641
Avery Dennison Corp.	2,045	85,808
Cenveo, Inc.*	3,900	25,467
Copart, Inc.*	5,769	249,971
Corrections Corp. of America*	1,411	34,429
Covanta Holding Corp.	200	3,416
Deluxe Corp.	3,500	92,890
EnerNOC, Inc.*	1,185	22,645
GEO Group, Inc.*	4,800	123,072
Healthcare Services Group, Inc.	7,800	137,124
Innerworkings, Inc.*	2,600	19,188
Interface, Inc., Class A	4,300	79,507
Iron Mountain, Inc.	15,393	480,723
KAR Auction Services, Inc.*	100	1,534
Knoll, Inc.	6,000	125,760
Mine Safety Appliances Co.	2,266	83,094
Multi-Color Corp.	800	16,168
Pitney Bowes, Inc.	12,200	313,418
R.R. Donnelley & Sons Co.	6,500	122,980
Republic Services, Inc.	8,734	262,369
Standard Parking Corp.*	500	8,880
Standard Register Co.	400	1,328
Stericycle, Inc.*	7,300	647,291
Sykes Enterprises, Inc.*	4,302	85,051
Team, Inc.*	1,500	39,390
U.S. Ecology, Inc.	1,300	22,659

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	7,756	$223,295

		3,391,585

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	900	36,594
Fluor Corp.	35,050	2,581,783
Furmanite Corp.*	2,200	17,600
Great Lakes Dredge & Dock Corp.	3,935	30,024
Jacobs Engineering Group, Inc.*	6,238	320,820
KBR, Inc.	5,200	196,404
Michael Baker Corp.*	767	22,297
MYR Group, Inc.*	1,650	39,468
Orion Marine Group, Inc.*	3,400	36,516
Quanta Services, Inc.*	95,050	2,131,972
Shaw Group, Inc.*	92,018	3,258,357

		8,671,835

Electrical Equipment (0.7%)
A123 Systems, Inc.*	237,100	1,505,585
Acuity Brands, Inc.	2,600	152,074
Advanced Battery Technologies, Inc.*	3,600	6,984
AMETEK, Inc.	13,810	605,845
AZZ, Inc.	1,149	52,394
Babcock & Wilcox Co.*	9,264	309,232
Broadwind Energy, Inc.*	3,167	4,149
Cooper Industries plc	13,900	902,110
Emerson Electric Co.	106,894	6,245,816
Ener1, Inc.*	3,300	9,768
General Cable Corp.*	400	17,320
GrafTech International Ltd.*	5,547	114,435
Hubbell, Inc., Class B	1,058	75,150
II-VI, Inc.*	2,200	109,450
LaBarge, Inc.*	900	15,930
Polypore International, Inc.*	1,300	74,854
PowerSecure International, Inc.*	1,400	12,040
Regal-Beloit Corp.	2,700	199,341
Rockwell Automation, Inc.	12,000	1,135,800
Roper Industries, Inc.	7,172	620,091
Thomas & Betts Corp.*	1,760	104,667
Vicor Corp.	1,600	26,384

		12,299,419

Industrial Conglomerates (1.1%)
3M Co.	92,068	8,608,358
Carlisle Cos., Inc.	1,675	74,621
General Electric Co.	270,300	5,419,515
Raven Industries, Inc.	1,300	79,846
Tyco International Ltd.	96,285	4,310,680

		18,493,020

Machinery (2.8%)
3D Systems Corp.*	1,300	63,115
Actuant Corp., Class A	3,923	113,767
Ampco-Pittsburgh Corp.	500	13,790
Badger Meter, Inc.	1,800	74,178
Bucyrus International, Inc.	6,300	576,135
Caterpillar, Inc.	44,470	4,951,735
CLARCOR, Inc.	2,298	103,249
Colfax Corp.*	1,700	39,015
Cummins, Inc.	104,735	11,481,051
Danaher Corp.	82,438	4,278,532
Deere & Co.	28,367	2,748,479
Donaldson Co., Inc.	6,600	404,514
Dover Corp.	10,941	719,261
Dynamic Materials Corp.	1,000	27,950
Eaton Corp.	195,712	10,850,273
Energy Recovery, Inc.*	3,468	11,028
Flow International Corp.*	3,100	13,609
Flowserve Corp.	3,393	437,018
Gardner Denver, Inc.	4,100	319,923
Gorman-Rupp Co.	1,200	47,268
Graco, Inc.	4,610	209,709
Graham Corp.	800	19,152
Harsco Corp.	100	3,529
IDEX Corp.	5,600	244,440
Illinois Tool Works, Inc.	31,200	1,676,064
Joy Global, Inc.	7,933	783,860
Kennametal, Inc.	1,300	50,700
Lincoln Electric Holdings, Inc.	3,500	265,720
Lindsay Corp.	1,000	79,020
Manitowoc Co., Inc.	2,900	63,452
Met-Pro Corp.	1,200	14,280
Navistar International Corp.*	5,599	388,179
Nordson Corp.	2,460	283,048
Omega Flex, Inc.*	300	4,035
Oshkosh Corp.*	7,400	261,812
PACCAR, Inc.	25,818	1,351,572
Pall Corp.	70,745	4,075,619
Parker Hannifin Corp.	3,800	359,784
PMFG, Inc.*	1,100	23,474
RBC Bearings, Inc.*	1,800	68,814
Sauer-Danfoss, Inc.*	800	40,744
SPX Corp.	2,200	174,658
Sun Hydraulics Corp.	900	38,790
Tennant Co.	2,300	96,692
Timken Co.	4,500	235,350
Valmont Industries, Inc.	500	52,185
WABCO Holdings, Inc.*	6,900	425,316

		48,563,888

Marine (0.0%)
Kirby Corp.*	1,037	59,410

Professional Services (0.2%)
Acacia Research Corp. - Acacia Technologies*	3,307	113,166
Advisory Board Co.*	1,300	66,950
CBIZ, Inc.*	3,600	25,956
CDI Corp.	100	1,479
CoStar Group, Inc.*	2,400	150,432
CRA International, Inc.*	600	17,298
Dolan Co.*	2,100	25,494
Dun & Bradstreet Corp.	4,249	340,940
Exponent, Inc.*	1,800	80,298
FTI Consulting, Inc.*	800	30,664
Hill International, Inc.*	1,900	10,051
Huron Consulting Group, Inc.*	2,700	74,763
ICF International, Inc.*	909	18,671
IHS, Inc., Class A*	4,130	366,537
Insperity, Inc.	2,600	78,988
Korn/Ferry International*	300	6,681
Manpower, Inc.	21,420	1,346,890
Navigant Consulting, Inc.*	6,100	60,939
Resources Connection, Inc.	5,400	104,706
Robert Half International, Inc.	13,212	404,287
Verisk Analytics, Inc., Class A*	9,800	321,048
VSE Corp.	300	8,913

		3,655,151

Road & Rail (0.8%)
Avis Budget Group, Inc.*	6,628	118,707
Celadon Group, Inc.*	2,003	32,529
Con-way, Inc.	2,020	79,366
CSX Corp.	25,800	2,027,880
Heartland Express, Inc.	2,800	49,168

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
J.B. Hunt Transport Services, Inc.	7,723	$350,779
Kansas City Southern*	5,000	272,250
Landstar System, Inc.	4,200	191,856
Marten Transport Ltd.	1,496	33,361
Old Dominion Freight Line, Inc.*	571	20,036
Ryder System, Inc.	600	30,360
Union Pacific Corp.	110,850	10,899,880

		14,106,172

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	71,256
Fastenal Co.	23,304	1,510,798
GATX Corp.	2,398	92,707
Houston Wire & Cable Co.	1,400	20,468
Kaman Corp.	2,098	73,850
MSC Industrial Direct Co., Class A	3,700	253,339
TAL International Group, Inc.	300	10,881
Titan Machinery, Inc.*	600	15,150
W.W. Grainger, Inc.	5,302	729,979
WESCO International, Inc.*	3,000	187,500

		2,965,928

Total Industrials		175,012,482

Information Technology (22.9%)
Communications Equipment (3.6%)
Acme Packet, Inc.*	69,600	4,938,816
ADTRAN, Inc.	4,400	186,824
Alcatel-Lucent (ADR)*	122,500	711,725
Anaren, Inc.*	1,339	26,914
Arris Group, Inc.*	27,371	348,706
Aruba Networks, Inc.*	200,200	6,774,768
BigBand Networks, Inc.*	2,700	6,885
Ciena Corp.*	2,836	73,623
Cisco Systems, Inc.	763,566	13,095,157
Comtech Telecommunications Corp.	3,300	89,694
DG FastChannel, Inc.*	2,500	80,550
Digi International, Inc.*	400	4,224
EMS Technologies, Inc.*	1,269	24,942
F5 Networks, Inc.*	6,800	697,476
Harmonic, Inc.*	6,860	64,347
Harris Corp.	10,669	529,182
Infinera Corp.*	10,300	86,417
Ixia*	2,100	33,348
JDS Uniphase Corp.*	17,800	370,952
Juniper Networks, Inc.*	270,907	11,399,767
Loral Space & Communications, Inc.*	1,058	82,048
NETGEAR, Inc.*	500	16,220
Nokia Oyj (ADR)	118,480	1,008,265
Oplink Communications, Inc.*	600	11,694
Polycom, Inc.*	7,000	362,950
QUALCOMM, Inc.	318,601	17,468,893
Riverbed Technology, Inc.*	125,000	4,706,250
ShoreTel, Inc.*	3,000	24,690
Tekelec*	2,126	17,263
ViaSat, Inc.*	2,361	94,062

		63,336,652

Computers & Peripherals (5.6%)
Apple, Inc.*	169,833	59,178,309
Cray, Inc.*	3,600	23,220
Dell, Inc.*	120,560	1,749,326
Diebold, Inc.	300	10,638
EMC Corp.*	568,657	15,097,843
Hewlett-Packard Co.	190,637	7,810,398
Immersion Corp.*	1,200	9,168
Intermec, Inc.*	7,500	80,925
NCR Corp.*	11,360	214,022
NetApp, Inc.*	83,115	4,004,481
Novatel Wireless, Inc.*	3,014	16,456
Quantum Corp.*	28,800	72,576
SanDisk Corp.*	137,951	6,358,161
Seagate Technology plc*	198,502	2,858,429
Silicon Graphics International Corp.*	300	6,420
STEC, Inc.*	3,341	67,121
Stratasys, Inc.*	1,700	79,900
Super Micro Computer, Inc.*	1,600	25,664

		97,663,057

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	14,660	797,357
Anixter International, Inc.	200	13,978
Arrow Electronics, Inc.*	300	12,564
AVX Corp.	400	5,964
Benchmark Electronics, Inc.*	1,000	18,970
Brightpoint, Inc.*	4,906	53,181
Checkpoint Systems, Inc.*	1,400	31,472
Cognex Corp.	607	17,148
Comverge, Inc.*	1,700	7,922
Corning, Inc.	64,274	1,325,973
Daktronics, Inc.	2,700	29,025
Dolby Laboratories, Inc., Class A*	22,000	1,082,620
DTS, Inc.*	1,400	65,282
Echelon Corp.*	2,400	24,312
FARO Technologies, Inc.*	1,400	56,000
FLIR Systems, Inc.	12,888	446,054
Ingram Micro, Inc., Class A*	200	4,206
IPG Photonics Corp.*	1,600	92,288
Itron, Inc.*	3,100	174,964
Jabil Circuit, Inc.	2,800	57,204
Maxwell Technologies, Inc.*	1,500	25,905
MTS Systems Corp.	500	22,775
Multi-Fineline Electronix, Inc.*	1,300	36,686
OSI Systems, Inc.*	1,000	37,530
Park Electrochemical Corp.	1,300	41,925
Plexus Corp.*	1,118	39,197
Power-One, Inc.*	400	3,500
RadiSys Corp.*	2,432	21,061
Rofin-Sinar Technologies, Inc.*	1,083	42,778
TE Connectivity Ltd.	118,880	4,139,402
Trimble Navigation Ltd.*	10,300	520,562
Universal Display Corp.*	2,300	126,592

		9,374,397

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	15,019	570,722
Baidu, Inc. (ADR)*	104,687	14,426,915
comScore, Inc.*	1,500	44,265
Constant Contact, Inc.*	2,900	101,210
Cornerstone OnDemand, Inc.*	76,564	1,395,762
DealerTrack Holdings, Inc.*	4,700	107,912
Dice Holdings, Inc.*	1,300	19,643
Digital River, Inc.*	3,675	137,555
eBay, Inc.*	136,198	4,227,586
Equinix, Inc.*	3,760	342,536
Google, Inc., Class A*	32,478	19,038,928
GSI Commerce, Inc.*	3,500	102,445
InfoSpace, Inc.*	1,600	13,856
j2 Global Communications, Inc.*	4,900	144,599
Keynote Systems, Inc.	200	3,710
Knot, Inc.*	2,300	27,715
Limelight Networks, Inc.*	1,300	9,308
Liquidity Services, Inc.*	1,200	21,432
LivePerson, Inc.*	5,500	69,520
LoopNet, Inc.*	2,400	33,960

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
MercadoLibre, Inc.	36,100	$2,946,843
Monster Worldwide, Inc.*	1,800	28,620
Move, Inc.*	982,070	2,347,147
NIC, Inc.	6,200	77,252
Rackspace Hosting, Inc.*	98,350	4,214,298
RightNow Technologies, Inc.*	2,300	71,990
SAVVIS, Inc.*	4,400	163,196
Stamps.com, Inc.	1,100	14,685
support.com, Inc.*	2,600	13,494
Terremark Worldwide, Inc.*	4,300	81,700
VeriSign, Inc.	15,600	564,876
Vocus, Inc.*	1,300	33,618
WebMD Health Corp.*	32,158	1,717,880
Yahoo!, Inc.*	48,761	811,871
Zix Corp.*	9,600	35,328

		53,962,377

IT Services (2.0%)
Accenture plc, Class A	70,060	3,851,198
Acxiom Corp.*	5,056	72,554
Alliance Data Systems Corp.*	4,580	393,376
Automatic Data Processing, Inc.	35,659	1,829,663
Broadridge Financial Solutions, Inc.	12,969	294,267
CACI International, Inc., Class A*	500	30,660
Cardtronics, Inc.*	1,000	20,350
Cass Information Systems, Inc.	500	19,645
Cognizant Technology Solutions Corp., Class A*	21,164	1,722,750
CSG Systems International, Inc.*	1,500	29,910
DST Systems, Inc.	700	36,974
ExlService Holdings, Inc.*	1,200	25,380
Fiserv, Inc.*	8,409	527,412
Forrester Research, Inc.	1,300	49,777
Gartner, Inc.*	5,200	216,684
Genpact Ltd.*	1,300	18,824
Global Cash Access Holdings, Inc.*	2,000	6,540
Global Payments, Inc.	7,000	342,440
Hackett Group, Inc.*	3,300	12,672
Heartland Payment Systems, Inc.	4,700	82,391
iGATE Corp.	1,800	33,786
Integral Systems, Inc.*	1,400	17,038
International Business Machines Corp.	98,886	16,125,340
Jack Henry & Associates, Inc.	9,701	328,767
Lender Processing Services, Inc.	8,237	265,149
Lionbridge Technologies, Inc.*	9,400	32,242
ManTech International Corp., Class A*	2,100	89,040
Mastercard, Inc., Class A	11,858	2,984,896
MAXIMUS, Inc.	1,465	118,914
MoneyGram International, Inc.*	10,300	35,329
NCI, Inc., Class A*	500	12,185
NeuStar, Inc., Class A*	1,600	40,928
Online Resources Corp.*	2,300	8,694
Paychex, Inc.	27,672	867,794
SAIC, Inc.*	25,436	430,377
SRA International, Inc., Class A*	1,600	45,376
Syntel, Inc.	1,600	83,568
TeleTech Holdings, Inc.*	3,000	58,140
Teradata Corp.*	12,485	632,990
TNS, Inc.*	3,200	49,824
VeriFone Systems, Inc.*	6,100	335,195
Virtusa Corp.*	500	9,365
Visa, Inc., Class A	33,070	2,434,613
Western Union Co.	47,559	987,800

		35,610,817

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	700	27,468

Semiconductors & Semiconductor Equipment (2.8%)
Advanced Analogic Technologies, Inc.*	3,700	13,986
Advanced Energy Industries, Inc.*	2,654	43,393
Altera Corp.	25,174	1,108,159
Amkor Technology, Inc.*	13,437	90,565
ANADIGICS, Inc.*	5,100	22,848
Analog Devices, Inc.	25,099	988,399
Applied Materials, Inc.	162,100	2,532,002
Applied Micro Circuits Corp.*	6,142	63,754
Atmel Corp.*	34,100	464,783
ATMI, Inc.*	782	14,764
Avago Technologies Ltd.	8,800	273,680
Broadcom Corp., Class A	176,251	6,940,764
Cabot Microelectronics Corp.*	212	11,077
CEVA, Inc.*	1,200	32,076
Cree, Inc.*	103,980	4,799,717
Cypress Semiconductor Corp.*	13,400	259,692
Diodes, Inc.*	3,900	132,834
Energy Conversion Devices, Inc.*	3,700	8,362
Entropic Communications, Inc.*	700	5,915
Exar Corp.*	300	1,806
FEI Co.*	4,106	138,454
First Solar, Inc.*	4,516	726,353
GT Solar International, Inc.*	1,700	18,122
Integrated Device Technology, Inc.*	2,978	21,948
Intel Corp.	433,452	8,742,727
Intersil Corp., Class A	8,272	102,986
IXYS Corp.*	1,500	20,145
KLA-Tencor Corp.	200	9,474
Kopin Corp.*	6,811	31,263
Kulicke & Soffa Industries, Inc.*	8,700	81,345
Lam Research Corp.*	10,859	615,271
Lattice Semiconductor Corp.*	4,700	27,730
Linear Technology Corp.	19,142	643,745
Marvell Technology Group Ltd.*	125,600	1,953,080
Maxim Integrated Products, Inc.	22,786	583,322
MEMC Electronic Materials, Inc.*	2,100	27,216
Micrel, Inc.	427	5,756
Microchip Technology, Inc.	14,581	554,224
Monolithic Power Systems, Inc.*	4,055	57,540
National Semiconductor Corp.	19,600	281,064
Netlogic Microsystems, Inc.*	105,734	4,442,943
Novellus Systems, Inc.*	7,000	259,910
NVE Corp.*	400	22,536
NVIDIA Corp.*	161,560	2,982,398
ON Semiconductor Corp.*	35,965	354,975
PLX Technology, Inc.*	2,200	8,030
PMC-Sierra, Inc.*	300	2,250
Power Integrations, Inc.	2,800	107,324
Rambus, Inc.*	9,000	178,200
Rubicon Technology, Inc.*	1,100	30,448
Rudolph Technologies, Inc.*	300	3,282
Sigma Designs, Inc.*	1,800	23,310
Silicon Laboratories, Inc.*	41,961	1,813,135
Skyworks Solutions, Inc.*	14,994	486,105
Standard Microsystems Corp.*	26,400	651,024
SunPower Corp., Class A*	800	13,712
Supertex, Inc.*	900	20,052
Tessera Technologies, Inc.*	5,600	102,256
Texas Instruments, Inc.	108,171	3,738,390
Trident Microsystems, Inc.*	2,000	2,300

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TriQuint Semiconductor, Inc.*	7,870	$101,602
Ultratech, Inc.*	1,900	55,860
Varian Semiconductor Equipment Associates, Inc.*	6,200	301,754
Veeco Instruments, Inc.*	2,300	116,932
Volterra Semiconductor Corp.*	2,100	52,143
Xilinx, Inc.	18,300	600,240
Zoran Corp.*	3,685	38,287

		48,959,739

Software (5.3%)
Accelrys, Inc.*	3,292	26,336
ACI Worldwide, Inc.*	4,400	144,320
Actuate Corp.*	4,900	25,480
Adobe Systems, Inc.*	156,187	5,179,161
Advent Software, Inc.*	2,800	80,276
American Software, Inc., Class A	1,200	8,856
ANSYS, Inc.*	7,541	408,647
Autodesk, Inc.*	110,261	4,863,613
Blackbaud, Inc.	5,000	136,200
BMC Software, Inc.*	15,795	785,643
Bottomline Technologies, Inc.*	2,617	65,791
CA, Inc.	26,183	633,105
Cadence Design Systems, Inc.*	19,100	186,225
Citrix Systems, Inc.*	28,812	2,116,529
Compuware Corp.*	2,800	32,340
Concur Technologies, Inc.*	2,900	160,805
Deltek, Inc.*	1,306	9,926
DemandTec, Inc.*	1,700	22,372
Ebix, Inc.*	1,500	35,475
Electronic Arts, Inc.*	27,211	531,431
EPIQ Systems, Inc.	3,002	43,109
FactSet Research Systems, Inc.	3,600	377,028
FalconStor Software, Inc.*	3,100	14,105
Fortinet, Inc.*	102,500	4,510,000
Informatica Corp.*	114,200	5,964,666
Interactive Intelligence, Inc.*	1,100	42,581
Intuit, Inc.*	19,867	1,054,938
JDA Software Group, Inc.*	2,324	70,324
Kenexa Corp.*	2,900	80,011
Lawson Software, Inc.*	4,734	57,281
Manhattan Associates, Inc.*	2,000	65,440
Mentor Graphics Corp.*	500	7,315
MICROS Systems, Inc.*	6,900	341,067
Microsoft Corp.#	515,959	13,084,720
MicroStrategy, Inc., Class A*	1,100	147,928
NetScout Systems, Inc.*	2,000	54,640
NetSuite, Inc.*	2,200	63,976
Nuance Communications, Inc.*	246,712	4,825,687
Opnet Technologies, Inc.	1,000	38,990
Oracle Corp.	695,859	23,220,815
Parametric Technology Corp.*	13,400	301,366
Pegasystems, Inc.	1,900	72,086
PROS Holdings, Inc.*	1,000	14,570
Radiant Systems, Inc.*	2,200	38,940
RealD, Inc.*	73,500	2,010,960
Red Hat, Inc.*	119,825	5,438,857
Renaissance Learning, Inc.	800	9,400
Rosetta Stone, Inc.*	689	9,102
Rovi Corp.*	18,838	1,010,659
Salesforce.com, Inc.*	55,606	7,427,849
Smith Micro Software, Inc.*	2,100	19,656
SolarWinds, Inc.*	1,326	31,108
Solera Holdings, Inc.	5,945	303,789
Sourcefire, Inc.*	2,800	77,028
SuccessFactors, Inc.*	43,300	1,692,597
Synchronoss Technologies, Inc.*	1,700	59,075
Take-Two Interactive Software, Inc.*	890	13,679
Taleo Corp., Class A*	3,700	131,905
TeleCommunication Systems, Inc., Class A*	2,700	11,124
THQ, Inc.*	3,700	16,872
TIBCO Software, Inc.*	132,147	3,601,006
Tyler Technologies, Inc.*	3,100	73,501
VASCO Data Security International, Inc.*	2,200	30,206
VMware, Inc., Class A*	6,085	496,171
Websense, Inc.*	5,300	121,741

		92,530,399

Total Information Technology		401,464,906

Materials (4.3%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	29,538	2,663,737
Airgas, Inc.	6,900	458,298
Albemarle Corp.	7,549	451,204
Arch Chemicals, Inc.	700	29,113
Ashland, Inc.	600	34,656
Balchem Corp.	2,250	84,420
Calgon Carbon Corp.*	6,600	104,808
Celanese Corp.	13,324	591,186
CF Industries Holdings, Inc.	4,218	576,980
Dow Chemical Co.	195,115	7,365,591
E.I. du Pont de Nemours & Co.	22,158	1,218,025
Eastman Chemical Co.	300	29,796
Ecolab, Inc.	16,508	842,238
FMC Corp.	5,016	426,009
Hawkins, Inc.	891	36,602
International Flavors & Fragrances, Inc.	6,400	398,720
Koppers Holdings, Inc.	1,245	53,162
Landec Corp.*	1,900	12,350
LSB Industries, Inc.*	2,300	91,172
Lubrizol Corp.	5,273	706,371
Monsanto Co.	236,816	17,112,324
Mosaic Co.	11,168	879,480
Nalco Holding Co.	69,145	1,888,350
NewMarket Corp.	1,221	193,187
NL Industries, Inc.	300	4,455
Omnova Solutions, Inc.*	5,500	43,285
PPG Industries, Inc.	2,300	218,983
Praxair, Inc.	39,519	4,015,130
RPM International, Inc.	1,600	37,968
Scotts Miracle-Gro Co., Class A	3,295	190,616
Sherwin-Williams Co.	4,773	400,884
Sigma-Aldrich Corp.	7,911	503,456
Valspar Corp.	200	7,820
W.R. Grace & Co.*	1,801	68,960
Zep, Inc.	1,700	29,597

		41,768,933

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	180,773
Martin Marietta Materials, Inc.	3,800	340,746
United States Lime & Minerals, Inc.*	100	4,051

		525,570

Containers & Packaging (0.0%)
AEP Industries, Inc.*	400	11,888
Crown Holdings, Inc.*	13,600	524,688
Owens-Illinois, Inc.*	4,847	146,331
Silgan Holdings, Inc.	3,400	129,676

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Temple-Inland, Inc.	400	$9,360

		821,943

Metals & Mining (1.8%)
AK Steel Holding Corp.	400	6,312
Allegheny Technologies, Inc.	8,200	555,304
Allied Nevada Gold Corp.*	3,200	113,536
AMCOL International Corp.	700	25,186
Barrick Gold Corp.	73,400	3,810,194
Carpenter Technology Corp.	1,000	42,710
Cliffs Natural Resources, Inc.	11,364	1,116,854
Compass Minerals International, Inc.	2,700	252,531
Freeport-McMoRan Copper & Gold, Inc.	353,658	19,645,702
Newmont Mining Corp.	33,702	1,839,455
Nucor Corp.	47,700	2,195,154
Reliance Steel & Aluminum Co.	200	11,556
Royal Gold, Inc.	1,178	61,727
Schnitzer Steel Industries, Inc., Class A	100	6,501
Southern Copper Corp.	13,954	561,928
Stillwater Mining Co.*	900	20,637
Titanium Metals Corp.*	1,900	35,302
United States Steel Corp.	3,100	167,214
Walter Energy, Inc.	4,300	582,349

		31,050,152

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	300	24,420
Deltic Timber Corp.	900	60,156
International Paper Co.	28,100	848,058
Wausau Paper Corp.	2,500	19,100

		951,734

Total Materials		75,118,332

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.0%)
AboveNet, Inc.	1,150	74,589
Alaska Communications Systems Group, Inc.	4,318	45,987
Cogent Communications Group, Inc.*	5,500	78,485
Consolidated Communications Holdings, Inc.	700	13,111
Frontier Communications Corp.	26,800	220,296
Global Crossing Ltd.*	3,200	44,544
Hughes Communications, Inc.*	600	35,802
Level 3 Communications, Inc.*	13,900	20,433
Neutral Tandem, Inc.*	4,119	60,755
tw telecom, Inc.*	12,703	243,897
Windstream Corp.	14,241	183,282

		1,021,181

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	28,588	1,481,430
Clearwire Corp., Class A*	2,500	13,975
Crown Castle International Corp.*	60,017	2,553,724
MetroPCS Communications, Inc.*	15,322	248,829
NII Holdings, Inc.*	10,900	454,203
NTELOS Holdings Corp.	3,800	69,958
SBA Communications Corp., Class A*	10,100	400,768
USA Mobility, Inc.	2,066	29,936

		5,252,823

Total Telecommunication Services		6,274,004

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	21,220	1,483,278

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	110,126	1,747,700

Total Utilities		3,230,978

Total Common Stocks (78.3%) (Cost $1,049,548,697)		1,374,212,916

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	393

Total Financials		393

Total Corporate Bonds		393

Total Long-Term Debt Securities (0.0%) (Cost $600)		393

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $3,710)	700	1,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.6%)
U.S. Treasury Bills 0.10%, 5/5/11 #(p)	$28,032,000	28,029,233

Time Deposit (20.5%)
JPMorgan Chase Nassau 0.000%, 4/1/11	360,661,609	360,661,609

Total Short-Term Investments (22.1%) (Cost $388,689,770)		388,690,842

Total Investments (100.4%) (Cost $1,438,242,777)		1,762,905,901
Other Assets Less Liabilities (-0.4%)		(7,624,033)

Net Assets (100%)		$1,755,281,868

*	Non-income producing.

†	Securities (totaling $3,850,000 or 0.2% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $3,850,000 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,688,594.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,984	June-11	$90,852,439	$92,702,400	$1,849,961
S&P 500 E-Mini Index	2,795	June-11	180,360,501	184,609,750	4,249,249
S&P MidCap 400 E-Mini Index	845	June-11	80,018,593	83,401,500	3,382,907

					$9,482,117

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$222,244,317	$—	$—	$222,244,317
Consumer Staples	70,979,288	—	—	70,979,288
Energy	159,663,877	—	—	159,663,877
Financials	92,123,034	—	3,850,000	95,973,034
Health Care	164,251,698	—	—	164,251,698
Industrials	175,012,482	—	—	175,012,482
Information Technology	401,464,906	—	—	401,464,906
Materials	75,118,332	—	—	75,118,332
Telecommunication Services	6,274,004	—	—	6,274,004
Utilities	3,230,978	—	—	3,230,978
Corporate Bonds
Financials	—	393	—	393
Futures	9,482,117	—	—	9,482,117
Rights
Health Care	1,750	—	—	1,750
Short-Term Investments	—	388,690,842	—	388,690,842

Total Assets	$1,379,846,783	$388,691,235	$3,850,000	$1,772,388,018

Total Liabilities	$—	$—	$—	$—

Total	$1,379,846,783	$388,691,235	$3,850,000	$1,772,388,018

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$2,800,000	$640
Total gains or losses (realized/unrealized) included in earnings	1,050,000	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(640)

Balance as of 3/31/11	$3,850,000	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11	$1,050,000	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$247,459,866
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$311,112,564

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,266,068
Aggregate gross unrealized depreciation	(17,747,154)

Net unrealized appreciation	$305,518,914

Federal income tax cost of investments	$1,457,386,987

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.8%)
Asset-Backed Securities (2.1%)
American Money Management Corp., Series 2006-6A A1A
0.537%, 5/3/18(l)§	$2,500,000	$2,362,730
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
0.552%, 11/25/34(l)	603,759	553,951
Armstrong Loan Funding Ltd., Series 2008-1A A
0.854%, 8/1/16(l)§	1,344,515	1,330,923
Bank of America Credit Card Trust, Series 2008-A5 A5
1.455%, 12/16/13(l)	3,900,000	3,910,604
Capital One Multi-Asset Execution Trust, Series 2006-A5 A5
0.315%, 1/15/16(l)	550,000	547,089
Series 2007-C2 C2
0.555%, 11/17/14(l)	1,590,000	1,577,535
Chase Issuance Trust, Series 2009-A2 A2
1.805%, 4/15/14(l)	9,800,000	9,938,199
Citibank Omni Master Trust, Series 2009-A12 A12
3.350%, 8/15/16§	1,000,000	1,023,611
Series 2009-A13 A13
5.350%, 8/15/18§	1,255,000	1,365,613
Series 2009-A14A A14
3.005%, 8/15/18(l)§	1,190,000	1,256,492
Series 2009-A17 A17
4.900%, 11/15/18§	1,250,000	1,341,064
Series 2009-A8 A8
2.355%, 5/16/16(l)§	810,000	821,811
Continental Airlines, Inc., Series 1997-4A
6.900%, 1/2/18	265,782	282,393
Delta Air Lines, Inc., Series 01A2
7.111%, 9/18/11	4,000,000	4,120,000
EFS Volunteer LLC, Series 2010-1 A1
1.160%, 10/26/26(l)§	1,842,394	1,844,319
Ford Credit Auto Owner Trust, Series 2008-C A3
1.675%, 6/15/12(l)	2,122,270	2,124,799
Series 2009-E A2
0.800%, 3/15/12	1,831,493	1,831,630
Ford Credit Floorplan Master Owner Trust, Series 2009-2 A
1.805%, 9/15/14(l)	3,070,000	3,112,125
Galaxy CLO Ltd., Series 2005-4A A1VB
0.583%, 4/17/17(b)(l)§†	2,564,003	2,468,248
GSAA Home Equity Trust, Series 2005-11 2A1
0.530%, 10/25/35(l)	1,310,115	982,187
Series 2006-5 2A1
0.320%, 3/25/36(l)	89,402	51,051
Harvest CLO S.A., Series IX A1
2.003%, 3/29/17(l)(m)	2,906,339	3,789,477
Magnolia Funding Ltd., Series 2010-1A A1
3.000%, 4/20/17§	2,747,954	3,886,552
Mid-State Trust, Series 4 A
8.330%, 4/1/30	158,964	160,161
Nelnet Student Loan Trust, Series 2006-1 A5
0.423%, 8/23/27(l)	1,645,000	1,538,770
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.750%, 12/25/33(l)	184,927	164,089
Sagamore CLO Ltd., Series 2003-1A A2
0.843%, 10/15/15(l)§	1,027,131	1,002,573
Scholar Funding Trust, Series 2011-A A
1.209%, 10/28/43(l)§	1,785,000	1,737,932
SLM Student Loan Trust, Series 2003-B A2
0.710%, 3/15/22(l)	1,065,960	1,020,719
Series 2004-B A2
0.510%, 6/15/21(l)	859,056	812,615
Series 2008-5 A3
1.603%, 1/25/18(l)	1,930,000	1,987,446
Series 2008-5 A4
2.003%, 7/25/23(l)	4,040,000	4,275,534
Series 2008-9 A
1.803%, 4/25/23(l)	16,045,340	16,642,293
Series 2010-C A1
1.905%, 12/15/17(l)§	1,320,070	1,325,562
Structured Asset Receivables Trust, Series 2003-2A CTFS
1.989%, 1/21/11(b)(l)§†	976	976
Structured Receivables Finance LLC, Series 2010-B A
3.730%, 8/15/36§	878,326	860,759
Union Square CDO Ltd., Series 2003-1A A1
0.833%, 10/15/15(l)§	1,792,066	1,753,916

		83,805,748

Non-Agency CMO (4.7%)
321 Henderson Receivables LLC, Series 2010-3A A
3.820%, 12/15/48§	1,414,630	1,367,055
American Home Mortgage Investment Trust, Series 2004-3 5A
2.281%, 10/25/34(l)	244,747	221,760
Arkle Master Issuer plc, Series 2010-1A 2A
1.464%, 5/17/60(l)§	2,490,000	2,492,329
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 A4
6.186%, 6/11/35	1,478,468	1,514,528
Series 2006-5 AM
5.448%, 9/10/47	190,000	187,935
Series 2007-1 A4
5.451%, 1/15/49	1,245,000	1,304,367
Series 2007-2 A4
5.689%, 4/10/49(l)	1,210,000	1,272,182
Series 2007-3 A4
5.658%, 6/10/49(l)	1,520,000	1,598,191
Banc of America Funding Corp., Series 2006-A 1A1
2.796%, 2/20/36(l)	1,233,185	1,142,572
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.620%, 6/24/50(l)§	2,200,000	2,344,509

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2010-HLTN
2.005%, 11/15/15(l)§	$7,800,397	$7,380,285
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.803%, 6/25/47(l)	559,515	448,252
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)	1,825,000	1,918,558
Series 2005-PW10 AM
5.449%, 12/11/40(l)	210,000	213,717
Series 2006-PW14 A4
5.201%, 12/11/38	400,000	422,980
Chase Mortgage Finance Corp., Series 2005-A1 1A1
5.401%, 12/25/35(l)	1,499,306	1,412,474
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
5.822%, 12/10/49(l)	7,500,000	8,002,167
Series 2008-C7 A4
5.822%, 12/10/49(l)	2,259,313	2,463,779
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.349%, 8/25/35(l)	5,137,304	5,026,154
Series 2006-AR1 1A1
2.650%, 10/25/35(l)	5,635,065	4,632,265
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 AJ
5.688%, 10/15/48	660,000	608,596
Series 2007-CD4 A4
5.322%, 12/11/49	1,460,000	1,505,734
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	2,103,714	1,653,463
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§	7,742,851	7,707,309
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	104,820	108,957
Series 2006-OA21 A1
0.444%, 3/20/47(l)	1,061,385	615,911
Series 2006-OA22 A1
0.410%, 2/25/47(l)	400,293	257,891
Series 2006-OA6 1A2
0.460%, 7/25/46(l)	243,056	165,033
Series 2007-OH1 A1D
0.460%, 4/25/47(l)	407,913	241,783
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.450%, 4/25/46(l)	435,356	262,952
Credit Suisse Commercial Mortgage Trust, Series 2007-C3 A2
5.525%, 6/15/39(l)	3,850,163	3,914,681

Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21	382,265	307,616
Series 2006-C3 AM
5.825%, 6/15/38(l)	540,000	562,365
Series 2006-C5 A3
5.311%, 12/15/39	3,000,000	3,100,417
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	4,800,000	5,028,085
Series 2010-RR1 3A
5.658%, 6/10/49(l)§	4,800,000	5,097,822
Series 2010-RR2 2A
5.802%, 9/15/39(l)§	1,630,000	1,727,331
Series 2010-RR7 2A
5.467%, 9/18/39(l)§	2,785,000	2,876,078
Series 2011-4R 1A1
6.250%, 9/27/37(l)§	2,083,179	1,855,342
Series 2011-4R 2A1
5.171%, 8/27/37(l)§	2,457,965	2,236,748
Series 2011-4R 5A1
5.659%, 5/27/36(l)§	2,952,232	2,723,434
Series 2011-4R 6A1
5.781%, 5/27/36(l)§	1,601,243	1,433,112
CS First Boston Mortgage Securities Corp., Series 2002-CP3 A3
5.603%, 7/15/35	2,160,000	2,238,402
Series 2003-C3 A5
3.936%, 5/15/38	2,220,000	2,290,115
Series 2005-C3 AJ
4.771%, 7/15/37	1,105,000	1,071,999
CW Capital Cobalt Ltd., Series 2007-C3 A4
5.816%, 5/15/46(l)	567,500	598,946
Deutsche Bank AG,
Series 2006-OA1 A1
0.450%, 2/25/47(l)	219,508	144,072
EMF-NL B.V.,
Series 2008-1X A1
1.906%, 10/17/39(l)(m)	397,485	556,712
Series 2008-1X A3
2.256%, 10/17/41(l)(m)	500,000	501,688
Series 2008-2X A2
2.006%, 7/17/41(l)(m)	1,200,000	1,089,563
Extended Stay America Trust, Series 2010-ESHA A
2.951%, 11/5/27§	4,098,379	4,032,483
Series 2010-ESHA D
5.498%, 11/5/27§	1,100,000	1,102,079
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.605%, 11/15/31(l)	476,380	433,066
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	1,640,745	1,670,213
FREMF Mortgage Trust, Series 2010-K6 B
5.365%, 12/26/46(l)§	1,530,000	1,521,510
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3 A2
4.930%, 7/10/39	2,075,000	2,156,184
Series 2006-C1 AM
5.290%, 11/10/45(l)	330,000	333,188
Granite Master Issuer plc, Series 2006-3 A7
0.354%, 12/20/54(l)	1,359,290	1,286,162
Series 2006-4 A6
0.344%, 12/20/54(l)	3,398,225	3,215,411
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§	6,200,000	6,189,275
GSR Mortgage Loan Trust, Series 2005-AR4 6A1
5.250%, 7/25/35(l)	3,288,342	3,178,223

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-AR6 2A1
2.796%, 9/25/35(l)	$1,320,035	$1,260,376
Series 2006-AR2 2A1
2.838%, 4/25/36(l)	596,630	485,179
Holmes Master Issuer plc, Series 2007-2A 3A1
0.383%, 7/15/21(l)	2,850,000	2,843,004
Homebanc Mortgage Trust, Series 2005-4 A1
0.520%, 10/25/35(l)	637,213	483,719
Impac CMB Trust,
Series 2003-8 2A1
1.150%, 10/25/33(l)	148,491	129,203
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	1,313,234	1,327,070
Series 2001-CIB2 A3
6.429%, 4/15/35	166,150	167,141
Series 2004-CB8 A1A
4.158%, 1/12/39§	829,239	856,754
Series 2006-CB17 AM
5.464%, 12/12/43	260,000	258,949
JP Morgan Mortgage Trust, Series 2006-A3 6A1
2.994%, 8/25/34(l)	1,039,770	955,144
Series 2006-A4 2A2
5.743%, 6/25/36(l)	2,355,152	2,096,809
Series 2006-S2 2A2
5.875%, 7/25/36	149,995	139,365
Series 2007-A1 3A3
2.922%, 7/25/35(l)	862,702	811,204
Series 2007-S1 1A2
5.500%, 3/25/22	146,778	140,310
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,166,165
Series 2003-C7 A2
4.064%, 9/15/27(l)	83,233	83,263
Series 2004-C7 A1A
4.475%, 10/15/29	1,870,298	1,925,908
Series 2006-C4 AM
5.896%, 6/15/38(l)	240,000	255,059
Series 2006-C7 AM
5.378%, 11/15/38	230,000	235,272
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	4,210,445
Series 2007-C6 A4
5.858%, 7/15/40(l)	1,320,000	1,410,609
Series 2007-C7 A3
5.866%, 9/15/45(l)	2,390,000	2,563,415
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
1.961%, 12/25/32(l)	198,714	193,305
Series 2005-A10 A
0.460%, 2/25/36(l)	1,894,957	1,381,417
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9 A4
5.700%, 9/12/49	1,910,000	2,002,112
Morgan Stanley,
Series 2009-GG10 A4A
5.808%, 8/12/45(l)§	1,800,000	1,944,583
Morgan Stanley Capital I, Inc., Series 2007-HQ13 A1
5.357%, 12/15/44	1,175,140	1,211,274
Series 2007-IQ14 A2FX
5.610%, 4/15/49	2,791,093	2,828,361
Series 2007-IQ15 A4
5.877%, 6/11/49(l)	3,450,000	3,695,351
Series 2007-T27 A4
5.646%, 6/11/42(l)	1,210,000	1,325,917
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-IQ2 A4
5.740%, 12/15/35	1,479,397	1,527,236
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	6,500,000	6,580,068
RBSCF Trust,
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	854,623
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	2,500,000	2,662,812
Series 2010-RR4 CMLA
6.013%, 12/16/49(l)§	1,234,000	1,360,197
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 11/13/36	1,618,036	1,644,708
Sequoia Mortgage Trust,
Series 10 2A1
0.634%, 10/20/27(l)	62,692	59,469
Series 2003-4 2A1
0.604%, 7/20/33(l)	168,646	164,009
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16 3A1
2.713%, 11/25/34(l)	1,192,767	1,079,858
Series 2005-19XS 1A1
0.570%, 10/25/35(l)	410,902	293,406
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.504%, 7/19/35(l)	392,429	267,626
Series 2005-AR5 A2
0.504%, 7/19/35(l)	1,871,433	1,590,699
Series 2006-AR3 12A1
0.470%, 5/25/36(l)	1,599,754	928,478
Thornburg Mortgage Securities Trust, Series 2007-1 A3A
0.350%, 3/25/37(l)	1,020,717	991,082
UBS Commercial Mortgage Trust, Series 2007-FL1 A1
1.155%, 7/15/24(l)§	1,823,054	1,695,440
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17 APB
5.037%, 3/15/42	1,270,602	1,330,265
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,290,000	2,353,642
Series 2005-C22 A4
5.270%, 12/15/44(l)	1,320,000	1,417,207
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.710%, 8/25/42(l)	82,938	73,343
Series 2003-AR1 A5
2.255%, 3/25/33(l)	729,810	682,817
Series 2005-AR7 A4
2.782%, 8/25/35(l)	606,004	517,708
Series 2007-OA4 1A
1.080%, 5/25/47(l)	492,674	335,924

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12 2A1
5.892%, 9/25/36(l)	$518,241	$476,185

		191,239,495

Total Asset-Backed and Mortgage- Backed Securities		275,045,243

Corporate Bonds (40.2%)
Consumer Discretionary (1.7%)
Auto Components (0.0%)
BorgWarner, Inc.
4.625%, 9/15/20	$445,000	444,820
Johnson Controls, Inc.
1.750%, 3/1/14	600,000	597,470
4.250%, 3/1/21	310,000	306,270

		1,348,560

Automobiles (0.1%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	2,350,000	2,401,131
6.500%, 11/15/13	819,000	914,637

		3,315,768

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	75,000	85,151
5.500%, 6/15/20	100,000	101,869
Marriott International, Inc.
5.625%, 2/15/13	500,000	534,911
McDonald’s Corp.
5.800%, 10/15/17	750,000	858,637
3.500%, 7/15/20	160,000	156,270
Starbucks Corp.
6.250%, 8/15/17	250,000	282,062
Yum! Brands, Inc.
4.250%, 9/15/15	500,000	525,817
5.300%, 9/15/19	150,000	159,106

		2,703,823

Household Durables (0.0%)
Fortune Brands, Inc.
3.000%, 6/1/12	250,000	254,161
6.375%, 6/15/14	100,000	109,668
Newell Rubbermaid, Inc.
4.700%, 8/15/20	350,000	345,418
Toll Brothers Finance Corp.
8.910%, 10/15/17	200,000	232,013
6.750%, 11/1/19	125,000	129,092
Whirlpool Corp.
8.000%, 5/1/12	115,000	122,555
8.600%, 5/1/14	500,000	580,121

		1,773,028

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	500,000	504,375

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13	250,000	267,347

Media (1.3%)
CBS Corp.
8.875%, 5/15/19	1,325,000	1,663,806
5.750%, 4/15/20	415,000	438,929
4.300%, 2/15/21	300,000	283,568
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	1,450,000	1,522,500
3.540%, 9/6/16	1,795,466	1,797,949
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	206,244
9.455%, 11/15/22	740,000	1,001,374
Comcast Corp.
6.500%, 1/15/15	1,469,000	1,662,426
5.900%, 3/15/16	1,000,000	1,112,347
6.500%, 1/15/17	500,000	569,377
5.875%, 2/15/18	777,000	856,564
5.700%, 5/15/18	300,000	326,556
5.700%, 7/1/19	250,000	270,908
5.150%, 3/1/20	500,000	520,481
6.950%, 8/15/37	416,000	452,893
COX Communications, Inc.
7.125%, 10/1/12	615,000	667,624
4.625%, 6/1/13	600,000	636,868
5.500%, 10/1/15	500,000	548,387
8.375%, 3/1/39§	1,390,000	1,764,399
CSC Holdings LLC Series B
7.625%, 4/1/11	1,000,000	1,000,000
DIRECTV Holdings LLC/DIRECTV Financing Co.,
Inc.
4.750%, 10/1/14	750,000	807,579
3.550%, 3/15/15	195,000	199,244
3.500%, 3/1/16	750,000	751,628
7.625%, 5/15/16	414,000	456,435
5.875%, 10/1/19	200,000	216,235
5.200%, 3/15/20	130,000	133,894
4.600%, 2/15/21	500,000	487,436
Discovery Communications LLC
3.700%, 6/1/15	1,040,000	1,074,383
5.050%, 6/1/20	600,000	624,962
DISH DBS Corp.
6.375%, 10/1/11	5,450,000	5,559,000
NBCUniversal Media LLC
3.650%, 4/30/15§	750,000	769,982
5.150%, 4/30/20§	2,236,000	2,304,531
4.375%, 4/1/21§	1,605,000	1,536,611
News America, Inc.
4.500%, 2/15/21§	1,700,000	1,665,543
7.750%, 1/20/24	1,543,000	1,772,529
8.500%, 2/23/25	232,000	282,873
8.450%, 8/1/34	73,000	87,107
6.150%, 2/15/41§	1,200,000	1,189,973
Omnicom Group, Inc.
5.900%, 4/15/16	500,000	559,110
6.250%, 7/15/19	150,000	167,632
4.450%, 8/15/20	340,000	334,869
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	500,000	633,616
Thomson Reuters Corp.
5.700%, 10/1/14	730,000	815,066
4.700%, 10/15/19	150,000	156,926
Time Warner Cable, Inc.
6.200%, 7/1/13	1,500,000	1,649,190
5.850%, 5/1/17	1,000,000	1,093,699
5.000%, 2/1/20	1,780,000	1,799,623
5.875%, 11/15/40	745,000	700,038
Time Warner, Inc.
5.875%, 11/15/16	1,068,000	1,191,497
4.875%, 3/15/20	1,000,000	1,019,659

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.700%, 1/15/21	$340,000	$338,554
6.100%, 7/15/40	220,000	215,335
Viacom, Inc.
4.375%, 9/15/14	500,000	533,461
5.625%, 9/15/19	500,000	547,077
Walt Disney Co.
4.500%, 12/15/13	500,000	541,835
5.500%, 3/15/19	500,000	566,092
WPP Finance UK Corp.
8.000%, 9/15/14	500,000	582,808

		50,669,232

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	98,243
Kohl’s Corp.
6.250%, 12/15/17	200,000	229,142
Nordstrom, Inc.
6.750%, 6/1/14	100,000	114,269
4.750%, 5/1/20	170,000	175,563
Target Corp.
5.125%, 1/15/13	500,000	535,326
6.000%, 1/15/18	1,000,000	1,144,392

		2,296,935

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	500,000	559,938
4.000%, 11/15/20	250,000	232,543
Home Depot, Inc.
5.400%, 3/1/16	1,000,000	1,105,810
Lowe’s Cos., Inc.
2.125%, 4/15/16	500,000	487,982
4.625%, 4/15/20	300,000	312,922
O’Reilly Automotive, Inc.
4.875%, 1/14/21	90,000	89,020
Staples, Inc.
9.750%, 1/15/14	600,000	720,340
TJX Cos., Inc.
4.200%, 8/15/15	100,000	106,378
6.950%, 4/15/19	145,000	173,024

		3,787,957

Total Consumer Discretionary		66,667,025

Consumer Staples (1.6%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	720,052
7.200%, 1/15/14	1,000,000	1,136,067
5.375%, 11/15/14	4,250,000	4,683,394
4.125%, 1/15/15	630,000	665,442
2.875%, 2/15/16	500,000	496,279
7.750%, 1/15/19	1,000,000	1,230,308
6.875%, 11/15/19	250,000	295,314
5.375%, 1/15/20	1,190,000	1,277,229
4.375%, 2/15/21	500,000	498,176
Bottling Group LLC
6.950%, 3/15/14	700,000	806,225
5.500%, 4/1/16	200,000	225,358
Brown-Forman Corp.
2.500%, 1/15/16	150,000	148,393
Coca-Cola Co.
0.750%, 11/15/13	150,000	147,834
1.500%, 11/15/15	1,000,000	957,117
3.150%, 11/15/20	500,000	465,211
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	98,587
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14	500,000	579,753
Diageo Capital plc
5.750%, 10/23/17	750,000	840,702
Diageo Finance B.V.
3.250%, 1/15/15	200,000	205,255
5.300%, 10/28/15	500,000	553,220
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	100,000	101,953
PepsiAmericas, Inc.
4.375%, 2/15/14	1,250,000	1,340,676
PepsiCo, Inc.
5.150%, 5/15/12	200,000	209,408
3.750%, 3/1/14	100,000	106,347
7.900%, 11/1/18	500,000	634,632
4.500%, 1/15/20	1,000,000	1,043,363

		19,466,295

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	500,000	569,527
CVS Caremark Corp.
4.875%, 9/15/14	250,000	271,042
3.250%, 5/18/15	600,000	609,488
4.750%, 5/18/20	600,000	612,441
6.302%, 6/1/37(l)	200,000	196,500
CVS Pass-Through Trust
7.507%, 1/10/32§	5,484,225	6,290,077
Delhaize Group S.A.
5.875%, 2/1/14	250,000	272,950
Kroger Co.
7.500%, 1/15/14	500,000	569,294
3.900%, 10/1/15	250,000	259,490
6.400%, 8/15/17	250,000	287,641
Safeway, Inc.
5.800%, 8/15/12	400,000	425,511
5.000%, 8/15/19	500,000	516,969
Walgreen Co.
4.875%, 8/1/13	200,000	216,706
5.250%, 1/15/19	200,000	219,907
Wal-Mart Stores, Inc.
5.000%, 4/5/12	500,000	520,867
2.875%, 4/1/15	1,000,000	1,023,736
5.800%, 2/15/18	1,000,000	1,138,819
3.250%, 10/25/20	1,000,000	934,092
Woolworths Ltd.
4.000%, 9/22/20§	2,725,000	2,632,312

		17,567,369

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	500,000	529,953
8.500%, 6/15/19	85,000	100,935
Campbell Soup Co.
3.375%, 8/15/14	100,000	104,878
3.050%, 7/15/17	100,000	100,312
4.500%, 2/15/19	300,000	314,015
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	217,591
Corn Products International, Inc.
3.200%, 11/1/15	100,000	99,829
4.625%, 11/1/20	100,000	98,288
General Mills, Inc.
5.250%, 8/15/13	550,000	597,652
5.650%, 2/15/19	650,000	720,487

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
H.J. Heinz Co.
5.350%, 7/15/13	$400,000	$434,475
Hershey Co.
4.850%, 8/15/15	640,000	693,763
Kellogg Co.
4.250%, 3/6/13	500,000	527,244
4.000%, 12/15/20	500,000	489,348
Kraft Foods, Inc.
6.250%, 6/1/12	1,346,000	1,427,764
4.125%, 2/9/16	1,150,000	1,193,159
6.500%, 8/11/17	1,030,000	1,174,563
6.125%, 2/1/18	1,702,000	1,902,598
5.375%, 2/10/20	2,130,000	2,248,739
Mead Johnson Nutrition Co.
3.500%, 11/1/14	200,000	207,173
4.900%, 11/1/19	300,000	310,606
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	3,000,000	3,010,188

		16,503,560

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	400,000	424,628
3.550%, 11/1/15	500,000	511,875
Colgate-Palmolive Co.
3.150%, 8/5/15	500,000	517,624
Kimberly-Clark Corp.
6.125%, 8/1/17	500,000	579,732
7.500%, 11/1/18	250,000	311,998
3.875%, 3/1/21	105,000	103,673
Procter & Gamble Co.
1.375%, 8/1/12	1,000,000	1,008,222
3.150%, 9/1/15	350,000	361,828
4.700%, 2/15/19	500,000	542,088

		4,361,668

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	218,764

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,000,000	1,166,210
9.700%, 11/10/18	1,000,000	1,315,117
Lorillard Tobacco Co.
6.875%, 5/1/20	500,000	540,772
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	536,157
6.875%, 3/17/14	775,000	889,489
5.650%, 5/16/18	1,352,000	1,505,048
4.500%, 3/26/20	1,500,000	1,541,255
Reynolds American, Inc.
6.750%, 6/15/17	400,000	457,421

		7,951,469

Total Consumer Staples		66,069,125

Energy (3.0%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	115,274
Ensco plc
3.250%, 3/15/16	520,000	518,087
4.700%, 3/15/21	1,051,000	1,043,229
Halliburton Co.
6.150%, 9/15/19	500,000	574,449
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	154,203
Transocean, Inc.
4.950%, 11/15/15	500,000	528,404
6.000%, 3/15/18	273,000	294,752
6.500%, 11/15/20	500,000	551,270
Weatherford International Ltd.
5.500%, 2/15/16	649,000	696,922
9.625%, 3/1/19	500,000	636,789

		5,113,379

Oil, Gas & Consumable Fuels (2.9%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,140,000	1,239,619
6.375%, 9/15/17	500,000	550,347
8.700%, 3/15/19	500,000	612,435
Apache Corp.
6.000%, 9/15/13	500,000	553,106
5.625%, 1/15/17	500,000	562,337
BG Energy Capital plc
2.500%, 12/9/15§	5,575,000	5,470,564
Buckeye Partners LP
5.500%, 8/15/19	150,000	155,583
4.875%, 2/1/21	500,000	496,673
Canadian Natural Resources Ltd.
5.700%, 5/15/17	689,000	770,875
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,378
5.700%, 10/15/19	500,000	555,027
Chevron Corp.
4.950%, 3/3/19	250,000	275,844
ConocoPhillips
4.400%, 5/15/13	1,500,000	1,596,834
5.750%, 2/1/19	500,000	565,924
6.000%, 1/15/20	500,000	574,175
7.000%, 3/30/29	329,000	390,359
Devon Financing Corp. ULC
7.875%, 9/30/31	142,000	182,310
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	326,774
5.200%, 3/15/20	530,000	550,960
Enbridge, Inc.
5.800%, 6/15/14	500,000	554,218
EnCana Corp.
4.750%, 10/15/13	656,000	706,058
6.500%, 5/15/19	2,845,000	3,321,799
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	543,199
9.000%, 4/15/19	500,000	631,662
Enterprise Products Operating LLC
9.750%, 1/31/14	475,000	569,172
3.200%, 2/1/16	1,100,000	1,093,142
5.250%, 1/31/20	250,000	259,451
5.200%, 9/1/20	500,000	515,736
6.125%, 10/15/39	160,000	159,248
EOG Resources, Inc.
2.950%, 6/1/15	500,000	504,263
5.625%, 6/1/19	625,000	685,747
4.100%, 2/1/21	500,000	484,082
EQT Corp.
8.125%, 6/1/19	450,000	536,406
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	2,121,660
9.250%, 4/23/19(m)	1,600,000	1,989,920
Husky Energy, Inc.
5.900%, 6/15/14	835,000	924,835
7.250%, 12/15/19	50,000	59,190

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	$200,000	$216,231
5.625%, 2/15/15	565,000	623,414
6.000%, 2/1/17	200,000	222,571
6.850%, 2/15/20	645,000	738,975
5.300%, 9/15/20	200,000	207,516
5.800%, 3/1/21	10,600,000	11,384,114
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	171,043
4.250%, 2/1/21	100,000	97,562
Marathon Petroleum Corp.
3.500%, 3/1/16§	580,000	581,522
5.125%, 3/1/21§	550,000	554,390
6.500%, 3/1/41§	1,198,000	1,210,415
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	378,165
Nexen, Inc.
6.200%, 7/30/19	330,000	364,834
7.500%, 7/30/39	1,825,000	2,054,992
Noble Holding International Ltd.
3.050%, 3/1/16	500,000	495,692
4.625%, 3/1/21	500,000	493,377
NuStar Logistics LP
4.800%, 9/1/20	200,000	196,724
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	98,979
4.125%, 6/1/16	150,000	158,682
4.100%, 2/1/21	500,000	495,219
ONEOK Partners LP
3.250%, 2/1/16	100,000	99,506
8.625%, 3/1/19	550,000	691,800
PC Financial Partnership
5.000%, 11/15/14	750,000	808,924
Petrobras International Finance Co.
3.875%, 1/27/16	3,861,000	3,886,811
5.875%, 3/1/18	1,125,000	1,191,655
8.375%, 12/10/18	400,000	482,232
7.875%, 3/15/19	750,000	880,564
5.750%, 1/20/20	4,180,000	4,312,230
5.375%, 1/27/21	1,000,000	1,003,018
Petroleos Mexicanos
4.875%, 3/15/15	1,250,000	1,331,250
8.000%, 5/3/19	500,000	600,500
6.000%, 3/5/20	620,000	658,130
5.500%, 1/21/21	7,500,000	7,612,500
Plains All American Pipeline LP
3.950%, 9/15/15	500,000	515,623
8.750%, 5/1/19	100,000	125,105
5.000%, 2/1/21	500,000	501,487
Shell International Finance B.V.
1.875%, 3/25/13	235,000	239,214
4.000%, 3/21/14	500,000	534,402
3.100%, 6/28/15	8,650,000	8,863,577
4.300%, 9/22/19	400,000	411,900
4.375%, 3/25/20	800,000	825,835
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	389,456
8.000%, 10/1/19	100,000	121,588
Statoil ASA
2.900%, 10/15/14	500,000	515,926
3.125%, 8/17/17	5,200,000	5,141,812
5.250%, 4/15/19	750,000	818,989
Sunoco, Inc.
9.625%, 4/15/15	200,000	241,962
Talisman Energy, Inc.
7.750%, 6/1/19	475,000	579,588
Total Capital Canada Ltd.
1.625%, 1/28/14	540,000	550,535
Total Capital S.A.
3.125%, 10/2/15	400,000	408,660
4.450%, 6/24/20	4,650,000	4,747,120
4.125%, 1/28/21	200,000	198,413
TransCanada PipeLines Ltd.
3.400%, 6/1/15	500,000	514,832
7.125%, 1/15/19	700,000	846,798
3.800%, 10/1/20	8,900,000	8,566,980
6.350%, 5/15/67(l)	500,000	502,038
Transcontinental Gas Pipe Line Corp. Series B
8.875%, 7/15/12	1,000,000	1,093,559
Valero Energy Corp.
4.500%, 2/1/15	65,000	68,401
6.125%, 2/1/20	945,000	1,022,083
6.625%, 6/15/37	157,000	158,249
Williams Partners LP
3.800%, 2/15/15	200,000	207,036
5.250%, 3/15/20	610,000	636,335

		114,847,952

Total Energy		119,961,331

Financials (25.3%)
Capital Markets (4.1%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	250,000	279,134
7.300%, 6/28/19	90,000	107,509
5.300%, 3/15/20	250,000	264,996
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	543,193
1.500%, 1/31/14	100,000	99,689
4.300%, 5/15/14	500,000	536,163
3.100%, 1/15/15	500,000	513,465
2.500%, 1/15/16	500,000	496,512
5.450%, 5/15/19	200,000	219,385
4.150%, 2/1/21	500,000	494,098
Bear Stearns Cos. LLC
6.950%, 8/10/12	12,900,000	13,888,192
5.300%, 10/30/15	829,000	893,453
BlackRock, Inc.
3.500%, 12/10/14	500,000	522,789
5.000%, 12/10/19	500,000	524,525
Charles Schwab Corp.
4.950%, 6/1/14	375,000	407,476
4.450%, 7/22/20	250,000	253,985
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,061,032
2.375%, 1/11/13	1,000,000	1,016,202
3.875%, 8/18/14	500,000	521,342
3.250%, 1/11/16	1,500,000	1,505,817
6.000%, 9/1/17	500,000	554,312
Eaton Vance Corp.
6.500%, 10/2/17	250,000	283,170
Goldman Sachs Capital II
5.793%, 6/1/43(l)	1,955,000	1,686,187
Goldman Sachs Group, Inc.
5.300%, 2/14/12	5,000,000	5,194,850
3.250%, 6/15/12	1,712,000	1,768,653
3.625%, 8/1/12	180,000	185,627
5.700%, 9/1/12	10,000,000	10,597,490
5.450%, 11/1/12	2,000,000	2,125,682

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 10/15/13	$1,518,000	$1,630,094
6.000%, 5/1/14	1,575,000	1,729,493
5.125%, 1/15/15	4,000,000	4,274,320
5.350%, 1/15/16	1,200,000	1,280,735
3.625%, 2/7/16	465,000	460,606
5.625%, 1/15/17	1,000,000	1,053,810
6.150%, 4/1/18	3,100,000	3,360,949
5.375%, 3/15/20	4,420,000	4,487,781
6.000%, 6/15/20	1,090,000	1,152,266
6.250%, 2/1/41	555,000	552,701
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	353,910
Lazard Group LLC
7.125%, 5/15/15	200,000	219,718
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08(h)	10,200,000	2,588,250
5.625%, 1/24/13(h)	5,000,000	1,300,000
6.750%, 12/28/17(h)	1,297,000	130
Macquarie Bank Ltd.
0.603%, 7/16/12(l)	1,500,000	1,502,800
3.300%, 7/17/14§	14,400,000	15,014,621
Merrill Lynch & Co., Inc.
0.540%, 6/5/12(l)	1,500,000	1,493,590
6.050%, 8/15/12	700,000	743,903
6.150%, 4/25/13	2,774,000	2,988,206
5.700%, 5/2/17	1,500,000	1,556,674
6.400%, 8/28/17	13,000,000	14,171,014
6.875%, 4/25/18	4,000,000	4,442,768
Morgan Stanley
1.950%, 6/20/12	1,000,000	1,018,295
5.250%, 11/2/12	2,000,000	2,117,118
5.300%, 3/1/13	2,543,000	2,702,871
2.812%, 5/14/13(l)	4,720,000	4,886,347
6.000%, 5/13/14	1,700,000	1,849,345
4.200%, 11/20/14	3,663,000	3,781,692
6.000%, 4/28/15	12,845,000	13,989,566
4.000%, 7/24/15	1,500,000	1,524,420
0.783%, 10/15/15(l)	4,800,000	4,608,240
5.375%, 10/15/15	1,000,000	1,062,317
5.550%, 4/27/17	1,000,000	1,051,846
5.950%, 12/28/17	2,700,000	2,900,173
6.625%, 4/1/18	500,000	549,558
7.300%, 5/13/19	1,200,000	1,349,711
5.750%, 1/25/21	2,000,000	2,018,592
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	310,638
4.125%, 1/19/16	500,000	494,709
6.700%, 3/4/20	203,000	216,233
Northern Trust Corp.
4.625%, 5/1/14	65,000	70,192
3.450%, 11/4/20	200,000	189,781
Raymond James Financial, Inc.
8.600%, 8/15/19	600,000	717,299
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§	2,156,121	2,129,860
TD Ameritrade Holding Corp.
5.600%, 12/1/19	250,000	264,555

		162,706,625

Commercial Banks (9.4%)
Ally Financial, Inc.
7.000%, 2/1/12	1,641,000	1,692,281
6.875%, 8/28/12	1,000,000	1,050,000
1.750%, 10/30/12	500,000	508,369
2.200%, 12/19/12	1,200,000	1,229,323
3.512%, 2/11/14(l)	4,000,000	4,009,732
8.300%, 2/12/15	600,000	657,750
American Express Bank FSB
5.500%, 4/16/13	1,000,000	1,072,539
Banco do Brasil S.A.
3.007%, 7/2/14(l)§	1,500,000	1,543,980
4.500%, 1/22/15§	5,350,000	5,572,025
Banco Santander Brazil S.A./Cayman Islands (Zero Coupon), 12/29/11(b)§	2,800,000	2,739,800
Banco Santander S.A./Chile
1.553%, 4/20/12(l)§	7,800,000	7,797,691
1.903%, 1/19/16(l)§	7,600,000	7,564,859
Bancolombia S.A.
4.250%, 1/12/16§	250,000	246,875
Bank Nederlandse Gemeenten
1.500%, 3/28/14§	2,805,000	2,786,038
Bank of Montreal
2.125%, 6/28/13	200,000	203,503
Bank of Nova Scotia
2.250%, 1/22/13	260,000	265,468
2.375%, 12/17/13	2,000,000	2,040,510
3.400%, 1/22/15	200,000	206,911
Bank of Scotland plc
5.250%, 2/21/17§	8,200,000	8,422,983
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§	1,500,000	1,524,980
Barclays Bank plc
5.450%, 9/12/12	700,000	742,496
2.375%, 1/13/14	1,500,000	1,508,491
5.200%, 7/10/14	500,000	540,394
5.000%, 9/22/16	500,000	530,090
6.750%, 5/22/19	400,000	451,764
5.125%, 1/8/20	1,200,000	1,220,767
5.926%, 9/29/49(l)§	100,000	93,000
BB&T Corp.
3.375%, 9/25/13	400,000	416,304
3.200%, 3/15/16	1,000,000	993,155
3.950%, 4/29/16	200,000	206,360
5.250%, 11/1/19	300,000	306,906
BNP Paribas
3.250%, 3/11/15	1,500,000	1,514,736
5.000%, 1/15/21	1,000,000	1,009,348
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	300,000	303,985
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	14,700,000	14,959,176
1.450%, 9/13/13	300,000	298,891
2.750%, 1/27/16§	2,410,000	2,413,080
CIT Group, Inc.
4.812%, 8/11/15(l)	1,000,000	1,011,964
Citibank N.A.
1.875%, 5/7/12	500,000	507,730
Commonwealth Bank of Australia
0.859%, 3/19/13(l)§	2,800,000	2,805,203
0.723%, 7/12/13(l)§	12,800,000	12,820,672
3.500%, 3/19/15§	2,800,000	2,866,438
Credit Agricole
0.654%, 2/2/12(l)§	1,200,000	1,196,700
Credit Suisse AG/New York
3.450%, 7/2/12	250,000	257,588
5.000%, 5/15/13	3,440,000	3,672,527
2.200%, 1/14/14	150,000	150,572
5.500%, 5/1/14	300,000	328,832
6.000%, 2/15/18	1,064,000	1,130,074
5.300%, 8/13/19	250,000	262,793
5.400%, 1/14/20	1,380,000	1,393,767

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 8/5/20	$1,000,000	$976,761
Dexia Credit Local S.A.
1.875%, 9/30/11	13,900,000	13,928,245
0.553%, 1/12/12(l)§	1,500,000	1,492,864
Dexia Credit Local S.A./New York
0.710%, 3/5/13(l)§	10,000,000	9,932,440
Discover Bank
8.700%, 11/18/19	1,673,000	2,004,359
DnB NOR Boligkreditt
2.100%, 10/14/15§	6,390,000	6,184,498
Fifth Third Bancorp
3.625%, 1/25/16	1,000,000	999,119
5.450%, 1/15/17	250,000	259,108
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	250,000	243,438
HBOS plc
6.750%, 5/21/18§	1,400,000	1,370,208
HSBC Bank USA/New York
4.875%, 8/24/20	1,000,000	978,946
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49(l)§	550,000	532,456
Huntington BancShares, Inc.
7.000%, 12/15/20	25,000	27,600
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	550,000	583,201
ING Bank N.V.
1.623%, 10/18/13(l)§	10,000,000	10,042,180
Intesa Sanpaolo S.p.A
3.625%, 8/12/15§	5,000,000	4,832,230
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	2,555,000	2,806,340
6.000%, 10/1/17	6,860,000	7,503,249
KeyBank N.A.
5.700%, 8/15/12	400,000	422,886
7.413%, 5/6/15	400,000	453,003
KeyCorp
6.500%, 5/14/13	500,000	544,970
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	3,500,000	3,563,360
3.250%, 3/15/13	2,705,000	2,825,373
1.375%, 7/15/13	1,045,000	1,052,502
4.000%, 10/15/13	500,000	533,449
1.375%, 1/13/14	1,500,000	1,500,561
3.500%, 3/10/14	1,000,000	1,057,981
2.625%, 3/3/15	500,000	513,006
1.250%, 10/26/15	1,000,000	955,600
2.625%, 2/16/16	2,500,000	2,520,938
5.125%, 3/14/16	900,000	1,008,235
4.875%, 1/17/17	2,724,000	3,017,465
4.500%, 7/16/18	500,000	540,512
4.875%, 6/17/19	500,000	552,706
4.000%, 1/27/20	2,000,000	2,065,360
2.750%, 9/8/20	1,000,000	923,159
Landwirtschaftliche Rentenbank
1.875%, 9/24/12	2,000,000	2,032,966
3.125%, 7/15/15	1,000,000	1,035,847
2.500%, 2/15/16	1,000,000	998,120
Lloyds TSB Bank plc
2.300%, 4/1/11§	7,000,000	7,000,000
1.303%, 4/2/12(l)§	3,800,000	3,833,831
4.875%, 1/21/16	600,000	618,674
6.375%, 1/21/21	600,000	625,258
M&I Marshall & Ilsley Bank
4.850%, 6/16/15	250,000	260,294
Mellon Funding Corp.
5.000%, 12/1/14	500,000	544,175
National Australia Bank Ltd.
5.350%, 6/12/13§	9,100,000	9,788,197
NIBC Bank N.V.
2.800%, 12/2/14§	8,900,000	9,196,388
Nordea Bank AB
1.203%, 1/14/14(l)§	10,400,000	10,499,715
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	1,000,000	1,103,235
PNC Bank N.A.
4.875%, 9/21/17	1,250,000	1,312,771
PNC Funding Corp.
2.300%, 6/22/12	500,000	510,833
3.625%, 2/8/15	1,100,000	1,137,232
5.625%, 2/1/17	500,000	542,350
5.125%, 2/8/20	100,000	105,257
4.375%, 8/11/20	200,000	199,100
Rabobank Nederland N.V.
1.850%, 1/10/14	1,000,000	998,163
11.000%, 6/29/49(l)§	624,000	812,760
Realkredit Danmark A/S
2.000%, 1/1/12	DKK100,000,000	19,045,750
Regions Bank/Alabama
7.500%, 5/15/18	$3,700,000	3,911,096
Royal Bank of Canada
2.100%, 7/29/13	700,000	714,104
3.125%, 4/14/15§	6,275,000	6,433,714
Royal Bank of Scotland Group plc
0.571%, 3/30/12(l)§	17,900,000	17,926,367
1.203%, 4/23/12(l)	1,000,000	1,007,888
5.050%, 1/8/15	2,100,000	2,100,474
6.400%, 10/21/19	375,000	386,061
Royal Bank of Scotland plc
0.923%, 12/2/11(l)	7,700,000	7,726,342
2.733%, 8/23/13(l)	7,600,000	7,806,249
3.400%, 8/23/13	500,000	511,448
3.250%, 1/11/14	500,000	506,056
3.950%, 9/21/15	1,000,000	1,000,757
4.375%, 3/16/16	600,000	603,807
5.625%, 8/24/20	1,000,000	997,841
Sberbank (SB Capital S.A.)
5.499%, 7/7/15	2,250,000	2,365,313
Sparebanken 1 Boligkredit
1.250%, 10/25/13§	2,510,000	2,484,285
Sumitomo Mitsui Banking Corp.
0.906%, 6/29/49(l)	JPY200,000,000	2,343,830
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	$500,000	568,315
SVB Financial Group
5.375%, 9/15/20	80,000	78,691
Svenska Handelsbanken AB
1.310%, 9/14/12(l)§	1,400,000	1,412,025
Toronto-Dominion Bank
2.200%, 7/29/15§	7,500,000	7,411,080
U.S. Bancorp
4.200%, 5/15/14	1,000,000	1,064,556
2.450%, 7/27/15	500,000	494,332
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,000,000	1,088,240
UBS AG/Connecticut
1.413%, 2/23/12(l)	1,300,000	1,310,386
2.250%, 8/12/13	3,400,000	3,432,915
1.304%, 1/28/14(l)	700,000	706,404
3.875%, 1/15/15	1,000,000	1,024,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.875%, 7/15/16		$500,000	$535,830
5.875%, 12/20/17		700,000	764,370
5.750%, 4/25/18		1,600,000	1,723,672
4.875%, 8/4/20		1,090,000	1,099,036
UFJ Finance Aruba AEC
6.750%, 7/15/13		1,310,000	1,442,734
Union Bank NA
2.125%, 12/16/13		450,000	453,264
Wachovia Bank N.A.
4.875%, 2/1/15		1,250,000	1,331,034
Wachovia Corp.
5.700%, 8/1/13		1,000,000	1,086,943
5.625%, 10/15/16		1,000,000	1,080,656
5.750%, 2/1/18		700,000	771,152
Wells Fargo & Co.
2.125%, 6/15/12		500,000	509,553
5.250%, 10/23/12		1,835,000	1,945,142
4.950%, 10/16/13		1,000,000	1,068,070
3.750%, 10/1/14		600,000	628,682
5.625%, 12/11/17		765,000	835,547
Wells Fargo Bank N.A.
5.750%, 5/16/16		1,500,000	1,646,720
Wells Fargo Capital XIII
7.700%, 12/29/49(l)		500,000	515,000
Westpac Banking Corp.
2.250%, 11/19/12		200,000	203,444
2.100%, 8/2/13		500,000	504,706
2.900%, 9/10/14§		300,000	310,108
4.200%, 2/27/15		400,000	418,544
3.000%, 8/4/15		1,300,000	1,296,773
4.875%, 11/19/19		500,000	515,271
Westpac Securities NZ Ltd.
3.450%, 7/28/14§		12,900,000	13,581,107
Zions Bancorp
7.750%, 9/23/14		250,000	271,504

			379,954,997

Consumer Finance (2.3%)
Ally Financial, Inc.
6.875%, 9/15/11		6,400,000	6,520,000
6.000%, 12/15/11		700,000	715,750
American Express Co.
4.875%, 7/15/13		1,000,000	1,066,042
7.250%, 5/20/14		3,250,000	3,696,677
6.150%, 8/28/17		1,000,000	1,119,048
7.000%, 3/19/18		8,968,000	10,481,126
8.125%, 5/20/19		250,000	311,918
American Express Credit Corp.
2.750%, 9/15/15		1,000,000	981,932
Capital One Bank USA N.A.
6.500%, 6/13/13		1,000,000	1,087,859
8.800%, 7/15/19		313,000	393,554
Capital One Financial Corp.
7.375%, 5/23/14		125,000	143,474
Discover Financial Services
6.450%, 6/12/17		200,000	215,598
Ford Motor Credit Co. LLC
9.875%, 8/10/11		1,800,000	1,851,239
7.250%, 10/25/11		7,500,000	7,718,100
7.800%, 6/1/12		1,800,000	1,908,572
7.500%, 8/1/12		3,000,000	3,198,798
HSBC Finance Corp.
0.573%, 4/24/12(l)		2,000,000	1,997,064
0.653%, 7/19/12(l)		10,000,000	9,970,050
0.660%, 9/14/12(l)		13,850,000	13,782,426
6.375%, 11/27/12		5,175,000	5,569,112
4.750%, 7/15/13		1,000,000	1,066,582
0.553%, 1/15/14(l)		4,200,000	4,138,273
5.000%, 6/30/15		685,000	734,017
0.741%, 6/1/16(l)		500,000	479,505
6.676%, 1/15/21§		1,000,000	1,037,985
ORIX Corp.
4.710%, 4/27/15		500,000	507,719
PACCAR Financial Corp.
1.950%, 12/17/12		200,000	203,034
SLM Corp.
5.000%, 10/1/13		500,000	517,545
0.603%, 1/27/14(l)		885,000	839,357
6.250%, 1/25/16		2,073,000	2,161,102
8.000%, 3/25/20		1,100,000	1,199,000
Toyota Motor Credit Corp.
1.375%, 8/12/13		150,000	149,439
3.200%, 6/17/15		100,000	101,661
2.800%, 1/11/16		600,000	597,559
4.500%, 6/17/20		100,000	101,495
4.250%, 1/11/21		350,000	348,617
Volkswagen International Finance N.V.
4.000%, 8/12/20§		5,000,000	4,902,625

			91,813,854

Diversified Financial Services (5.9%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13		2,380,000	2,567,706
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		3,355,000	3,403,091
Bank of America Corp.
2.100%, 4/30/12		1,000,000	1,018,326
3.125%, 6/15/12		5,000,000	5,155,590
4.750%, 8/15/13		2,970,000	3,122,509
7.375%, 5/15/14		2,000,000	2,258,648
0.640%, 9/15/14(l)		1,450,000	1,407,706
4.500%, 4/1/15		1,500,000	1,557,614
3.625%, 3/17/16		465,000	458,452
6.500%, 8/1/16		1,000,000	1,106,624
5.625%, 10/14/16		1,390,000	1,483,170
5.625%, 7/1/20		2,890,000	2,967,094
Bank of America N.A.
5.300%, 3/15/17		500,000	513,333
Boeing Capital Corp.
3.250%, 10/27/14		1,000,000	1,044,332
BP Capital Markets plc
2.750%, 6/14/11	CHF	100,000	109,358
2.750%, 2/27/12		$2,000,000	2,032,362
5.250%, 11/7/13		2,750,000	2,974,023
3.625%, 5/8/14		2,050,000	2,129,148
3.875%, 3/10/15		350,000	363,429
3.125%, 10/1/15		6,400,000	6,435,782
3.200%, 3/11/16		750,000	746,690
4.750%, 3/10/19		300,000	312,178
4.500%, 10/1/20		7,800,000	7,740,385
Cantor Fitzgerald LP
7.875%, 10/15/19§		900,000	935,158
Caterpillar Financial Services Corp.
4.250%, 2/8/13		842,000	890,064
2.000%, 4/5/13		100,000	101,767
1.550%, 12/20/13		200,000	200,455
2.750%, 6/24/15		1,000,000	1,017,883
7.150%, 2/15/19		800,000	979,220
CDP Financial, Inc.
3.000%, 11/25/14§		3,345,000	3,409,669
Citigroup Funding, Inc.
2.125%, 7/12/12		3,500,000	3,572,982

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
1.875%, 10/22/12		$500,000	$509,458
1.875%, 11/15/12		1,000,000	1,018,956
2.250%, 12/10/12		3,500,000	3,588,288
Citigroup, Inc.
2.125%, 4/30/12		1,200,000	1,222,700
5.500%, 4/11/13		22,700,000	24,289,386
6.500%, 8/19/13		1,500,000	1,640,033
6.000%, 12/13/13		700,000	761,128
6.375%, 8/12/14		1,000,000	1,105,438
5.000%, 9/15/14		2,000,000	2,088,406
0.591%, 11/5/14(l)		3,690,000	3,595,101
4.750%, 5/19/15		2,580,000	2,704,366
4.587%, 12/15/15		895,000	925,474
5.500%, 2/15/17		500,000	519,414
6.000%, 8/15/17		430,000	467,152
2.013%, 5/15/18(l)		14,140,000	14,141,980
6.125%, 5/15/18		2,000,000	2,181,422
8.500%, 5/22/19		1,500,000	1,850,814
CME Group, Inc.
5.750%, 2/15/14		500,000	553,316
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,000,000	2,169,786
Crown Castle Towers LLC
6.113%, 1/15/20§		2,495,000	2,704,213
DanFin Funding Ltd.
1.003%, 7/16/13(l)§		6,000,000	5,993,634
General Electric Capital Corp.
0.423%, 4/10/12(l)		13,665,000	13,677,831
2.200%, 6/8/12		2,000,000	2,041,220
6.000%, 6/15/12		1,500,000	1,588,403
2.000%, 9/28/12		2,950,000	3,010,723
5.250%, 10/19/12		1,500,000	1,590,745
2.125%, 12/21/12		3,185,000	3,260,242
2.625%, 12/28/12		1,000,000	1,032,115
2.800%, 1/8/13		1,500,000	1,534,794
0.429%, 6/20/13(l)		4,000,000	3,949,328
1.875%, 9/16/13		1,500,000	1,499,486
5.900%, 5/13/14		1,000,000	1,103,730
3.750%, 11/14/14		1,000,000	1,041,891
3.500%, 6/29/15		1,500,000	1,533,212
5.400%, 2/15/17		1,308,000	1,417,945
6.000%, 8/7/19		3,000,000	3,275,298
5.300%, 2/11/21		1,140,000	1,157,863
5.500%, 9/15/67(l)§	EUR	6,400,000	8,276,448
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		$700,000	837,746
John Deere Capital Corp.
2.875%, 6/19/12		300,000	308,693
5.250%, 10/1/12		200,000	212,578
4.500%, 4/3/13		500,000	531,659
1.875%, 6/17/13		500,000	506,395
2.800%, 9/18/17		500,000	488,714
5.750%, 9/10/18		300,000	338,428
JPMorgan Chase & Co.
2.125%, 6/22/12		1,500,000	1,529,697
2.125%, 12/26/12		1,000,000	1,024,555
4.650%, 6/1/14		1,250,000	1,336,062
5.125%, 9/15/14		2,000,000	2,146,640
3.700%, 1/20/15		1,100,000	1,131,585
4.750%, 3/1/15		1,000,000	1,066,232
2.600%, 1/15/16		1,120,000	1,081,300
3.450%, 3/1/16		2,000,000	1,992,858
6.000%, 1/15/18		2,174,000	2,383,756
6.300%, 4/23/19		1,000,000	1,106,887
4.400%, 7/22/20		1,200,000	1,159,624
4.250%, 10/15/20		695,000	664,220
7.900%, 4/29/49(l)		982,000	1,074,416
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	99,299
5.250%, 1/16/18		60,000	59,982
5.550%, 1/15/20		200,000	195,853
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		1,000,000	1,005,839
5.450%, 2/1/18		500,000	547,758
Nile Finance Ltd.
5.250%, 8/5/15(m)		1,500,000	1,443,750
Noble Group Ltd.
6.750%, 1/29/20§		5,800,000	6,206,000
Novus USA Trust
1.564%, 11/18/11(l)§		1,420,000	1,413,458
Private Export Funding Corp.
5.685%, 5/15/12		150,000	158,823
4.550%, 5/15/15		200,000	219,774
4.950%, 11/15/15		200,000	222,289
RZD Capital Ltd.
5.739%, 4/3/17		200,000	208,440
Teco Finance, Inc.
4.000%, 3/15/16		65,000	66,223
5.150%, 3/15/20		300,000	310,777
TNK-BP Finance S.A.
7.500%, 3/13/13(m)		800,000	874,000
6.250%, 2/2/15(m)		600,000	644,400
7.500%, 7/18/16(m)		2,000,000	2,242,500
6.625%, 3/20/17(m)		1,100,000	1,177,000
7.875%, 3/13/18(m)		1,300,000	1,488,500
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)		900,000	1,113,750
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		250,000	246,875
Unilever Capital Corp.
2.750%, 2/10/16		100,000	100,400
4.800%, 2/15/19		500,000	535,296
4.250%, 2/10/21		100,000	101,412
Waha Aerospace B.V.
3.925%, 7/28/20§		9,405,000	9,405,000
XTRA Finance Corp.
5.150%, 4/1/17		250,000	270,691

			238,316,621

Insurance (2.1%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	273,968
2.600%, 11/23/15		500,000	485,927
5.900%, 6/15/19		300,000	332,562
Aegon N.V.
4.625%, 12/1/15		300,000	311,475
Aflac, Inc.
3.450%, 8/15/15		100,000	100,425
8.500%, 5/15/19		150,000	181,331
Alleghany Corp.
5.625%, 9/15/20		100,000	101,326
Allstate Corp.
7.500%, 6/15/13		250,000	279,030
6.200%, 5/16/14		200,000	224,180
7.450%, 5/16/19		300,000	356,351
American Financial Group, Inc./Ohio
9.875%, 6/15/19		250,000	305,615
American International Group, Inc.
0.409%, 3/20/12(l)		1,000,000	991,600
5.050%, 10/1/15		1,000,000	1,031,099
5.600%, 10/18/16		1,000,000	1,037,436

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.450%, 5/18/17	$1,000,000	$1,026,539
5.850%, 1/16/18	500,000	520,818
8.250%, 8/15/18	1,200,000	1,403,447
6.400%, 12/15/20	750,000	800,470
8.175%, 5/15/58(l)	17,500,000	18,834,375
AON Corp.
3.500%, 9/30/15	250,000	250,876
5.000%, 9/30/20	250,000	252,722
Axis Specialty Finance LLC
5.875%, 6/1/20	250,000	251,491
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	500,000	517,649
4.750%, 5/15/12	2,728,000	2,845,618
5.000%, 8/15/13	600,000	649,243
1.500%, 1/10/14	100,000	99,736
4.850%, 1/15/15	400,000	436,404
4.250%, 1/15/21	500,000	499,816
Berkshire Hathaway, Inc.
2.125%, 2/11/13	500,000	510,627
3.200%, 2/11/15	500,000	514,681
Chubb Corp.
5.750%, 5/15/18	250,000	277,533
6.375%, 3/29/67(l)	500,000	526,250
CNA Financial Corp.
7.350%, 11/15/19	120,000	135,526
5.875%, 8/15/20	500,000	516,255
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	54,903
Genworth Financial, Inc.
8.625%, 12/15/16	200,000	219,614
7.700%, 6/15/20	500,000	512,367
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	500,000	507,588
5.500%, 3/30/20	300,000	305,103
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	108,019
Lincoln National Corp.
8.750%, 7/1/19	350,000	443,191
6.250%, 2/15/20	150,000	165,352
6.050%, 4/20/67(l)	907,000	848,045
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,234,025
Markel Corp.
7.125%, 9/30/19	100,000	111,590
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	590,000	638,159
5.750%, 9/15/15	375,000	407,351
MetLife, Inc.
2.375%, 2/6/14	800,000	801,082
6.750%, 6/1/16	800,000	924,755
4.750%, 2/8/21	500,000	501,140
5.875%, 2/6/41	400,000	403,305
Metropolitan Life Global Funding I
2.875%, 9/17/12§	1,725,000	1,759,048
2.500%, 1/11/13§	4,470,000	4,546,821
5.125%, 4/10/13§	2,450,000	2,614,535
5.125%, 6/10/14§	775,000	839,938
Monumental Global Funding III
0.473%, 1/25/13(l)§	2,900,000	2,864,118
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	200,000	200,212
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	254,208
Principal Life Income Funding Trusts
5.300%, 12/14/12	400,000	426,701
Protective Life Corp.
7.375%, 10/15/19	500,000	556,333
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	152,935
4.500%, 7/15/13	819,000	860,306
3.875%, 1/14/15	65,000	67,211
6.200%, 1/15/15	45,000	49,665
4.750%, 9/17/15	1,695,000	1,804,736
6.000%, 12/1/17	1,244,000	1,368,773
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	107,754
Sun Life Financial, Inc.
0.553%, 10/6/13(l)§	9,300,000	9,219,536
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39§	870,000	980,948
Torchmark Corp.
9.250%, 6/15/19	100,000	123,637
Travelers Cos., Inc.
5.500%, 12/1/15	500,000	554,284
5.800%, 5/15/18	500,000	549,866
Unum Group
5.625%, 9/15/20	7,550,000	7,671,880
Willis North America, Inc.
5.625%, 7/15/15	665,000	707,787

		83,349,222

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	166,779
Boston Properties LP
5.875%, 10/15/19	300,000	325,752
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	98,856
CommonWealth REIT
6.650%, 1/15/18	100,000	109,193
Digital Realty Trust LP
4.500%, 7/15/15	100,000	102,710
Duke Realty LP
6.250%, 5/15/13	500,000	541,213
6.750%, 3/15/20	250,000	278,665
Entertainment Properties Trust
7.750%, 7/15/20§	100,000	108,000
Equity One, Inc.
6.250%, 12/15/14	100,000	107,283
ERP Operating LP
5.125%, 3/15/16	500,000	536,929
4.750%, 7/15/20	500,000	506,249
HCP, Inc.
5.950%, 9/15/11	2,000,000	2,044,082
2.700%, 2/1/14	120,000	120,359
3.750%, 2/1/16	555,000	557,806
6.000%, 1/30/17	300,000	323,908
5.375%, 2/1/21	1,065,000	1,075,524
Health Care REIT, Inc.
4.700%, 9/15/17	500,000	501,453
6.125%, 4/15/20	145,000	153,363
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	220,423
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,228,773
5.625%, 3/15/17	250,000	259,338
Kilroy Realty LP
5.000%, 11/3/15	100,000	99,794
Kimco Realty Corp.
6.875%, 10/1/19	100,000	116,679

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Liberty Property LP
4.750%, 10/1/20		$200,000	$197,589
Mack-Cali Realty LP
7.750%, 8/15/19		250,000	301,236
ProLogis
7.625%, 8/15/14		150,000	171,624
6.250%, 3/15/17		100,000	108,351
7.375%, 10/30/19		300,000	339,764
6.875%, 3/15/20		8,000	8,754
Realty Income Corp.
5.750%, 1/15/21		500,000	526,321
Senior Housing Properties Trust
4.300%, 1/15/16		100,000	99,266
Simon Property Group LP
4.200%, 2/1/15		135,000	142,013
5.100%, 6/15/15		658,000	717,474
5.650%, 2/1/20		1,000,000	1,076,870
4.375%, 3/1/21		7,600,000	7,435,308
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	97,014
6.750%, 4/1/17		760,000	805,768

			21,610,483

Thrifts & Mortgage Finance (1.0%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		5,200,000	5,193,620
Cie de Financement Foncier
2.125%, 4/22/13§		6,300,000	6,352,989
2.250%, 3/7/14§		1,100,000	1,099,961
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK	88,000,000	16,985,562
Stadshypotek AB
0.857%, 9/30/13(l)§		$10,000,000	9,987,390
U.S. Central Federal Credit Union
1.900%, 10/19/12		500,000	509,478
Western Corporate Federal Credit Union
1.750%, 11/2/12		200,000	203,250

			40,332,250

Total Financials			1,018,084,052

Health Care (1.5%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17		750,000	853,493
6.150%, 6/1/18		330,000	378,830
4.500%, 3/15/20		50,000	51,108
3.450%, 10/1/20		6,700,000	6,305,015
Biogen Idec, Inc.
6.875%, 3/1/18		100,000	113,283
Genentech, Inc.
4.750%, 7/15/15		350,000	380,710

			8,082,439

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
4.000%, 3/1/14		500,000	529,986
5.900%, 9/1/16		300,000	345,608
4.250%, 3/15/20		300,000	304,458
Becton Dickinson and Co.
3.250%, 11/12/20		500,000	466,151
C.R. Bard, Inc.
2.875%, 1/15/16		100,000	100,127
4.400%, 1/15/21		65,000	65,924
CareFusion Corp.
5.125%, 8/1/14		130,000	139,738
6.375%, 8/1/19		1,250,000	1,397,300
Covidien International Finance S.A.
1.875%, 6/15/13		200,000	201,936
2.800%, 6/15/15		500,000	500,953
4.200%, 6/15/20		200,000	198,424
Medtronic, Inc.
1.500%, 4/15/11		1,000,000	1,000,000
3.000%, 3/15/15		300,000	308,689
4.450%, 3/15/20		500,000	512,229
St. Jude Medical, Inc.
3.750%, 7/15/14		300,000	315,166
Stryker Corp.
3.000%, 1/15/15		100,000	102,471
4.375%, 1/15/20		100,000	102,748
Zimmer Holdings, Inc.
4.625%, 11/30/19		400,000	414,263

			7,006,171

Health Care Providers & Services (0.5%)
Aetna, Inc.
3.950%, 9/1/20		500,000	482,875
Cardinal Health, Inc.
4.000%, 6/15/15		500,000	516,340
5.800%, 10/15/16		250,000	277,860
4.625%, 12/15/20		100,000	99,461
CIGNA Corp.
5.125%, 6/15/20		215,000	224,113
4.375%, 12/15/20		500,000	488,579
Express Scripts, Inc.
5.250%, 6/15/12		400,000	419,108
6.250%, 6/15/14		135,000	149,978
7.250%, 6/15/19		80,000	95,537
Fresenius Medical Care U.S. Finance, Inc.
0.000%, 3/31/13		6,562,377	6,526,829
HCA, Inc.
2.557%, 11/17/12(l)		2,000,000	1,986,354
2.553%, 11/17/13(l)		3,000,000	2,984,064
7.250%, 9/15/20		2,300,000	2,461,000
Humana, Inc.
7.200%, 6/15/18		300,000	340,981
Laboratory Corp. of America Holdings
4.625%, 11/15/20		500,000	500,555
McKesson Corp.
6.500%, 2/15/14		300,000	336,369
4.750%, 3/1/21		500,000	507,082
Medco Health Solutions, Inc.
2.750%, 9/15/15		500,000	494,830
7.125%, 3/15/18		250,000	291,556
Quest Diagnostics, Inc.
6.400%, 7/1/17		200,000	225,275
4.750%, 1/30/20		60,000	60,211
UnitedHealth Group, Inc.
4.700%, 2/15/21		1,000,000	1,010,971
WellPoint, Inc.
4.350%, 8/15/20		1,000,000	997,669

			21,477,597

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12		2,000,000	2,073,804
2.500%, 7/15/13		300,000	302,673
6.500%, 11/1/17		200,000	223,120
5.000%, 7/15/20		300,000	306,684
Life Technologies Corp.
4.400%, 3/1/15		300,000	313,054
6.000%, 3/1/20		1,055,000	1,136,307
5.000%, 1/15/21		230,000	229,969

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	$500,000	$505,440
3.200%, 3/1/16	500,000	508,386

		5,599,437

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	300,000	321,371
2.700%, 5/27/15	500,000	508,054
5.600%, 11/30/17	1,000,000	1,130,965
AstraZeneca plc
5.900%, 9/15/17	1,000,000	1,141,643
Bristol-Myers Squibb Co.
6.875%, 8/1/97	45,000	50,516
Eli Lilly and Co.
5.200%, 3/15/17	600,000	663,707
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,685,778
Hospira, Inc.
6.400%, 5/15/15	515,000	578,202
Johnson & Johnson
5.550%, 8/15/17	500,000	573,654
Merck & Co., Inc.
5.300%, 12/1/13	1,000,000	1,101,711
4.000%, 6/30/15	2,260,000	2,407,103
6.000%, 9/15/17	350,000	403,769
5.000%, 6/30/19	500,000	542,340
Novartis Capital Corp.
1.900%, 4/24/13	340,000	345,749
4.125%, 2/10/14	300,000	320,815
2.900%, 4/24/15	1,000,000	1,022,265
4.400%, 4/24/20	250,000	258,603
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	865,998
Pfizer, Inc.
4.500%, 2/15/14	250,000	270,118
5.350%, 3/15/15	1,000,000	1,116,022
6.200%, 3/15/19	1,000,000	1,152,353
Sanofi-Aventis S.A.
1.625%, 3/28/14	200,000	199,675
2.625%, 3/29/16	500,000	495,702
4.000%, 3/29/21	500,000	491,750
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	298,318
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	400,000	403,910
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,693
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	134,413
6.125%, 8/15/19	130,000	144,385
Wyeth
5.500%, 2/15/16	652,000	729,576

		19,459,158

Total Health Care		61,624,802

Industrials (1.1%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	104,856
6.000%, 3/15/19	500,000	575,299
4.875%, 2/15/20	55,000	58,770
Embraer Overseas Ltd.
6.375%, 1/15/20	350,000	376,250
General Dynamics Corp.
5.250%, 2/1/14	600,000	663,323
Goodrich Corp.
6.125%, 3/1/19	200,000	224,142
4.875%, 3/1/20	100,000	103,988
Honeywell International, Inc.
5.300%, 3/1/18	500,000	553,594
4.250%, 3/1/21	500,000	503,188
ITT Corp.
4.900%, 5/1/14	220,000	235,329
L-3 Communications Corp.
4.950%, 2/15/21	700,000	704,084
Lockheed Martin Corp.
4.121%, 3/14/13	658,000	696,007
Northrop Grumman Corp.
3.700%, 8/1/14	560,000	586,042
Raytheon Co.
4.400%, 2/15/20	600,000	608,238
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	52,918
Textron, Inc.
7.250%, 10/1/19	200,000	230,594
United Technologies Corp.
4.875%, 5/1/15	500,000	550,587
6.125%, 2/1/19	500,000	583,263
4.500%, 4/15/20	300,000	312,203

		7,722,675

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	250,000	309,994
United Parcel Service, Inc.
3.875%, 4/1/14	1,000,000	1,065,788
3.125%, 1/15/21	700,000	648,615

		2,024,397

Airlines (0.3%)
Continental Airlines, Inc., Class B
9.000%, 7/8/16	234,843	270,069
6.000%, 1/12/19	3,000,000	2,940,000
Delta Air Lines, Inc.
4.950%, 5/23/19	500,000	500,000
7.750%, 12/17/19	195,241	214,033
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,409,633
UAL Pass Through Trust
9.750%, 1/15/17	461,426	526,026

		11,859,761

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	538,963
5.750%, 1/15/21	500,000	513,068
Owens Corning, Inc.
9.000%, 6/15/19	300,000	354,558

		1,406,589

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	381,500
Avery Dennison Corp.
5.375%, 4/15/20	100,000	103,874
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	500,000	538,465
Cornell University
5.450%, 2/1/19	200,000	223,870

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Dartmouth College
4.750%, 6/1/19	$50,000	$53,266
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	518,993
5.750%, 9/15/17	400,000	429,684
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	571,393
11.250%, 2/1/19	250,000	314,569
Republic Services, Inc.
5.500%, 9/15/19	398,000	427,023
Vanderbilt University
5.250%, 4/1/19	500,000	549,190
Waste Management, Inc.
6.375%, 11/15/12	700,000	758,799
7.375%, 3/11/19	200,000	240,798
4.750%, 6/30/20	100,000	101,563
Yale University
2.900%, 10/15/14	500,000	516,500

		5,729,487

Electrical Equipment (0.0%)
Emerson Electric Co.
5.625%, 11/15/13	500,000	553,233
4.875%, 10/15/19	500,000	532,831
Roper Industries, Inc.
6.625%, 8/15/13	300,000	331,829

		1,417,893

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	377,743
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	104,463
Cooper U.S., Inc.
2.375%, 1/15/16	300,000	294,455
3.875%, 12/15/20	200,000	194,081
General Electric Co.
5.000%, 2/1/13	1,300,000	1,385,029
5.250%, 12/6/17	1,000,000	1,088,999
Harsco Corp.
2.700%, 10/15/15	250,000	245,908
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	300,000	330,381
6.875%, 8/15/18	300,000	348,299
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	500,000	560,413
Siemens Financieringsmat
5.500%, 2/16/12§	877,000	910,843
Tyco Electronics Group S.A.
4.875%, 1/15/21	675,000	691,364
Tyco International Finance S.A.
6.000%, 11/15/13	110,000	121,775
4.125%, 10/15/14	500,000	530,904
3.375%, 10/15/15	100,000	102,725
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	300,000	358,355

		7,645,737

Machinery (0.1%)
Danaher Corp.
5.400%, 3/1/19	500,000	549,638
Dover Corp.
5.450%, 3/15/18	300,000	331,934
Eaton Corp.
4.900%, 5/15/13	250,000	267,758
Illinois Tool Works, Inc.
5.150%, 4/1/14	250,000	275,480
Pall Corp.
5.000%, 6/15/20	300,000	305,290
Snap-On, Inc.
4.250%, 1/15/18	100,000	102,294

		1,832,394

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	112,730
Equifax, Inc.
4.450%, 12/1/14	100,000	105,644

		218,374

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	500,000	530,834
4.700%, 10/1/19	500,000	522,052
Canadian National Railway Co.
5.550%, 3/1/19	500,000	556,938
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	260,654
CSX Corp.
6.250%, 3/15/18	650,000	741,384
3.700%, 10/30/20	100,000	94,279
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	99,123
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	328,648
5.900%, 6/15/19	550,000	624,095
Ryder System, Inc.
3.600%, 3/1/16	200,000	202,059
Union Pacific Corp.
5.125%, 2/15/14	500,000	545,850
5.700%, 8/15/18	500,000	559,826
4.000%, 2/1/21	65,000	63,857

		5,129,599

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	100,000	104,393
3.500%, 7/15/16	100,000	98,785

		203,178

Total Industrials		45,190,084

Information Technology (0.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	1,000,000	1,122,821
4.950%, 2/15/19	1,500,000	1,610,289
Harris Corp.
6.375%, 6/15/19	85,000	96,689
Motorola Solutions, Inc.
6.000%, 11/15/17	300,000	328,322
Nokia Oyj
5.375%, 5/15/19	300,000	306,406

		3,464,527

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	277,958
1.400%, 9/10/13	500,000	497,753
2.300%, 9/10/15	500,000	488,829
5.875%, 6/15/19	125,000	137,110
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	516,496
2.200%, 12/1/15	500,000	491,060
3.750%, 12/1/20	1,000,000	960,696

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Seagate Technology HDD Holdings
6.375%, 10/1/11	$2,200,000	$2,249,500

		5,619,402

Electronic Equipment, Instruments & Components (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	107,296
Arrow Electronics, Inc.
3.375%, 11/1/15	200,000	196,954
6.000%, 4/1/20	100,000	105,833
5.125%, 3/1/21	200,000	196,715
Avnet, Inc.
5.875%, 6/15/20	500,000	511,170
Corning, Inc.
6.625%, 5/15/19	30,000	34,599
4.250%, 8/15/20	65,000	64,403

		1,216,970

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	50,000	49,453
1.625%, 10/15/15	500,000	477,441
3.250%, 10/15/20	100,000	91,483

		618,377

IT Services (0.2%)
Computer Sciences Corp.
5.500%, 3/15/13	300,000	319,111
6.500%, 3/15/18	300,000	325,980
Fiserv, Inc.
6.125%, 11/20/12	89,000	95,557
3.125%, 10/1/15	250,000	248,807
4.625%, 10/1/20	300,000	294,243
HP Enterprise Services LLC
6.000%, 8/1/13	1,170,000	1,288,693
International Business Machines Corp.
2.100%, 5/6/13	500,000	510,178
1.000%, 8/5/13	1,175,000	1,168,003
5.700%, 9/14/17	2,000,000	2,263,690
SAIC, Inc.
4.450%, 12/1/20§	200,000	201,242
Western Union Co.
5.253%, 4/1/20	500,000	519,707

		7,235,211

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	500,000	523,055
8.250%, 5/15/14	540,000	631,282
6.350%, 5/15/18	750,000	848,007

		2,002,344

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	108,683
3.000%, 4/15/16	150,000	149,399
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	103,479

		361,561

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	500,000	510,867
4.750%, 2/1/20	125,000	126,792
CA, Inc.
6.125%, 12/1/14	500,000	554,058
Microsoft Corp.
2.950%, 6/1/14	1,390,000	1,446,700
4.200%, 6/1/19	725,000	752,879
Oracle Corp.
5.250%, 1/15/16	800,000	889,317
5.750%, 4/15/18	1,500,000	1,679,676

		5,960,289

Total Information Technology		26,478,681

Materials (1.8%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	204,001
Airgas, Inc.
2.850%, 10/1/13	100,000	101,437
Cabot Corp.
5.000%, 10/1/16	100,000	104,897
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,390,171
6.000%, 10/1/12	8,412,000	9,000,470
7.600%, 5/15/14	3,170,000	3,663,328
2.500%, 2/15/16	60,000	57,754
8.550%, 5/15/19	310,000	391,853
4.250%, 11/15/20	3,080,000	2,941,502
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12	300,000	317,934
1.750%, 3/25/14	200,000	199,297
3.250%, 1/15/15	400,000	414,805
2.750%, 4/1/16	500,000	496,952
6.000%, 7/15/18	500,000	570,215
3.625%, 1/15/21	500,000	474,801
Monsanto Co.
5.125%, 4/15/18	250,000	270,867
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	168,937
3.750%, 9/30/15	120,000	124,821
6.500%, 5/15/19	335,000	386,139
4.875%, 3/30/20	320,000	331,805
PPG Industries, Inc.
1.900%, 1/15/16	300,000	284,242
6.650%, 3/15/18	300,000	349,213
3.600%, 11/15/20	150,000	141,234
Praxair, Inc.
2.125%, 6/14/13	800,000	819,363
4.625%, 3/30/15	253,000	273,805
4.500%, 8/15/19	500,000	520,800
Sherwin-Williams Co.
3.125%, 12/15/14	500,000	521,488
Valspar Corp.
7.250%, 6/15/19	100,000	114,821

		29,636,952

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	300,000	317,755

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	59,812
6.800%, 8/1/19	200,000	227,308

		287,120

Metals & Mining (0.9%)
Alcoa, Inc.
6.000%, 7/15/13	750,000	818,440
6.150%, 8/15/20	500,000	528,361
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	253,377
5.950%, 1/15/21	50,000	52,645

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Anglo American Capital plc
2.150%, 9/27/13§	$5,450,000	$5,491,387
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	319,054
9.000%, 2/15/15	225,000	269,305
3.750%, 3/1/16	1,000,000	998,153
6.125%, 6/1/18	250,000	264,814
9.850%, 6/1/19	250,000	317,188
5.500%, 3/1/21	1,000,000	985,407
Barrick Gold Corp.
6.950%, 4/1/19	500,000	597,974
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	1,000,000	1,108,993
5.400%, 3/29/17	1,050,000	1,170,125
6.500%, 4/1/19	800,000	944,597
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	485,000	478,819
4.875%, 4/1/21	380,000	374,821
Codelco, Inc.
3.750%, 11/4/20§	419,000	391,827
Commercial Metals Co.
6.500%, 7/15/17	200,000	204,991
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,747,500
CSN Islands XI Corp.
6.875%, 9/21/19§	100,000	111,000
CSN Resources S.A.
6.500%, 7/21/20§	2,500,000	2,662,500
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,102,500
Gerdau Holdings, Inc.
7.000%, 1/20/20§	1,600,000	1,772,000
Gerdau Trade, Inc.
5.750%, 1/30/21§	1,100,000	1,113,750
Newmont Mining Corp.
5.125%, 10/1/19	360,000	386,228
Nucor Corp.
5.850%, 6/1/18	300,000	342,022
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	500,000	541,014
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	433,095
1.875%, 11/2/15	500,000	481,288
9.000%, 5/1/19	1,000,000	1,314,120
Southern Copper Corp.
5.375%, 4/16/20	55,000	55,907
Steel Dynamics, Inc.
7.375%, 11/1/12	4,250,000	4,526,250
Teck Resources Ltd.
10.750%, 5/15/19	500,000	638,500
4.500%, 1/15/21	500,000	498,638
Vale Overseas Ltd.
6.250%, 1/11/16	1,000,000	1,107,162
4.625%, 9/15/20	500,000	487,697
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	775,594

		35,667,043

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21§	250,000	246,671
Georgia-Pacific LLC
8.125%, 5/15/11	1,500,000	1,509,375
9.500%, 12/1/11	2,260,000	2,375,825
International Paper Co.
5.300%, 4/1/15	464,000	500,036
9.375%, 5/15/19	700,000	901,009
7.300%, 11/15/39	630,000	704,820
Inversiones CMPC S.A.
4.750%, 1/19/18§	365,000	359,136
Koch Forest Products, Inc. Term Loan
2.302%, 12/20/12(l)	304,816	304,505
2.303%, 12/20/12(l)	7,939	7,931

		6,909,308

Total Materials		72,818,178

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.
4.850%, 2/15/14	1,500,000	1,622,143
2.500%, 8/15/15	500,000	496,290
5.500%, 2/1/18	1,500,000	1,637,393
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,210,365
British Telecommunications plc
5.950%, 1/15/18	500,000	551,606
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	540,816
6.750%, 8/20/18	700,000	826,068
Embarq Corp.
7.082%, 6/1/16	750,000	852,893
France Telecom S.A.
4.375%, 7/8/14	1,844,000	1,980,769
2.125%, 9/16/15	2,150,000	2,104,609
5.375%, 7/8/19	200,000	219,845
Qwest Corp.
7.875%, 9/1/11	3,500,000	3,596,250
7.625%, 6/15/15	1,580,000	1,817,000
8.375%, 5/1/16	500,000	595,000
6.500%, 6/1/17	500,000	551,875
Telecom Italia Capital S.A.
0.913%, 7/18/11(l)	10,300,000	10,301,318
6.175%, 6/18/14	1,250,000	1,342,120
6.999%, 6/4/18	500,000	543,712
7.175%, 6/18/19	250,000	273,283
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	650,000	656,209
4.949%, 1/15/15	1,440,000	1,519,374
3.729%, 4/27/15	90,000	90,837
3.992%, 2/16/16	600,000	602,903
6.421%, 6/20/16	300,000	333,359
6.221%, 7/3/17	400,000	436,376
5.877%, 7/15/19	145,000	152,478
5.134%, 4/27/20	180,000	179,093
5.462%, 2/16/21	800,000	810,168
7.045%, 6/20/36	300,000	325,286
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	500,000	529,704
Verizon Communications, Inc.
4.350%, 2/15/13	1,500,000	1,583,691
1.950%, 3/28/14	500,000	500,417
5.550%, 2/15/16	1,000,000	1,110,635
5.500%, 2/15/18	1,798,000	1,960,138
8.750%, 11/1/18	1,829,000	2,340,107
6.400%, 2/15/38	963,000	1,008,962
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	324,263

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon New York, Inc. Series A
6.875%, 4/1/12	$500,000	$529,320
Virgin Media Secured Finance plc
6.500%, 1/15/18	820,000	895,850

		46,952,525

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	822,000	905,354
5.000%, 3/30/20	4,600,000	4,743,037
American Tower Corp.
4.625%, 4/1/15	150,000	155,721
5.050%, 9/1/20	500,000	485,766
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,500,000	1,647,060
8.500%, 11/15/18	500,000	642,407
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,348,000	1,450,843
Rogers Communications, Inc.
6.250%, 6/15/13	500,000	551,011
6.800%, 8/15/18	750,000	876,775
Vodafone Group plc
4.150%, 6/10/14	3,825,000	4,055,112
5.000%, 9/15/15	500,000	541,723
5.450%, 6/10/19	500,000	546,335
Term Loan
6.875%, 8/17/15(b)	4,348,385	4,370,127

		20,971,271

Total Telecommunication Services		67,923,796

Utilities (1.8%)
Electric Utilities (1.0%)
Ameren Energy Generating Co.
6.300%, 4/1/20	250,000	245,735
Ameren Illinois Co.
6.250%, 4/1/18	500,000	547,143
Arizona Public Service Co.
5.800%, 6/30/14	500,000	548,334
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	546,403
Columbus Southern Power Co.
6.050%, 5/1/18	500,000	562,777
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	99,363
6.150%, 9/15/17	1,330,000	1,488,513
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13	700,000	742,231
Consumers Energy Co.
6.700%, 9/15/19	500,000	587,926
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	980,448
Detroit Edison Co.
5.600%, 6/15/18	250,000	272,267
Duke Energy Carolinas LLC
4.300%, 6/15/20	1,000,000	1,011,011
6.000%, 1/15/38	1,045,000	1,130,327
Duke Energy Corp.
3.350%, 4/1/15	100,000	102,134
5.050%, 9/15/19	300,000	312,462
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,324,887
Energy Texas, Inc.
7.125%, 2/1/19	250,000	291,163
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,508,608
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	322,284
FirstEnergy Solutions Corp.
4.800%, 2/15/15	1,000,000	1,049,073
Florida Power & Light Co.
5.550%, 11/1/17	500,000	564,992
4.950%, 6/1/35	262,000	247,255
5.950%, 2/1/38	309,000	332,539
Florida Power Corp.
4.550%, 4/1/20	50,000	51,472
5.900%, 3/1/33	582,000	608,511
Georgia Power Co.
1.300%, 9/15/13	1,000,000	999,878
5.400%, 6/1/18	500,000	549,553
4.250%, 12/1/19	80,000	81,895
Hydro Quebec
7.500%, 4/1/16	300,000	366,460
8.400%, 1/15/22	1,150,000	1,558,647
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	293,468
Kansas City Power & Light Co.
5.850%, 6/15/17	500,000	552,266
LG&E and KU Energy LLC
2.125%, 11/15/15§	500,000	475,445
3.750%, 11/15/20§	500,000	461,611
MidAmerican Energy Co.
4.650%, 10/1/14	500,000	538,984
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	500,000	557,596
5.950%, 5/15/37	1,684,000	1,736,526
6.500%, 9/15/37	600,000	663,553
Nevada Power Co.
7.125%, 3/15/19	500,000	588,520
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	400,000	407,050
7.875%, 12/15/15	300,000	355,899
Northern States Power Co.
1.950%, 8/15/15	100,000	97,614
5.250%, 3/1/18	500,000	545,113
NSTAR
4.500%, 11/15/19	100,000	102,479
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	569,897
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	552,553
3.500%, 10/1/20	700,000	648,775
PacifiCorp
5.500%, 1/15/19	500,000	554,824
Peco Energy Co.
5.000%, 10/1/14	500,000	548,339
Portland General Electric Co.
6.100%, 4/15/19	100,000	114,268
Progress Energy, Inc.
5.625%, 1/15/16	500,000	554,912
PSEG Power LLC
6.950%, 6/1/12	400,000	426,427
2.500%, 4/15/13	100,000	101,477
5.125%, 4/15/20	380,000	387,450
Public Service Co. of Colorado
3.200%, 11/15/20	500,000	464,762
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	395,142

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Public Service Electric & Gas Co.
6.330%, 11/1/13	$500,000	$557,947
5.300%, 5/1/18	250,000	274,619
Southern California Edison Co.
5.750%, 3/15/14	500,000	555,457
5.950%, 2/1/38	300,000	322,408
Southern Co.
4.150%, 5/15/14	125,000	132,246
Tampa Electric Co.
6.100%, 5/15/18	75,000	84,988
Toledo Edison Co.
7.250%, 5/1/20	30,000	35,465
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	406,415
TransAlta Corp.
4.750%, 1/15/15	500,000	531,359
Union Electric Co.
6.700%, 2/1/19	500,000	577,019
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	1,316,000	1,462,918

		37,670,082

Gas Utilities (0.5%)
Boardwalk Pipelines LP
5.750%, 9/15/19	500,000	531,930
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	333,245
4.500%, 1/15/21§	500,000	490,127
NGPL Pipeco LLC
6.514%, 12/15/12§	14,400,000	15,425,842
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	450,000	499,000
Questar Corp.
2.750%, 2/1/16	85,000	84,016
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,200,000	1,188,088
Southern California Gas Co.
5.500%, 3/15/14	200,000	220,454

		18,772,702

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	248,033
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,624,629
5.500%, 7/18/17	676,000	774,591
3.875%, 2/15/21	3,200,000	3,210,573
5.250%, 9/15/39	2,815,000	2,952,349

		8,810,175

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	207,932
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	419,339
6.000%, 11/30/17	1,331,000	1,490,757
5.200%, 8/15/19	80,000	85,274
DTE Energy Co.
7.625%, 5/15/14	50,000	57,443
National Grid plc
6.300%, 8/1/16	500,000	567,910
NiSource Finance Corp.
6.150%, 3/1/13	500,000	542,031
6.400%, 3/15/18	500,000	559,383
Sempra Energy
9.800%, 2/15/19	600,000	796,600
Xcel Energy, Inc.
4.700%, 5/15/20	300,000	308,863

		5,035,532

Total Utilities		70,288,491

Total Corporate Bonds		1,615,105,565

Government Securities (59.2%)
Agency ABS (3.2%)
Federal Farm Credit Bank
1.110%, 6/14/12	200,000	200,312
0.400%, 11/2/12	200,000	199,114
1.750%, 2/21/13	1,000,000	1,015,601
1.375%, 6/25/13	250,000	252,444
0.875%, 10/28/13	200,000	197,282
1.125%, 2/27/14	2,000,000	1,983,748
2.375%, 4/28/14	100,000	100,125
2.620%, 6/15/15	100,000	100,449
Federal Home Loan Bank
1.125%, 5/18/12	1,000,000	1,007,692
1.750%, 8/22/12	2,000,000	2,032,270
0.500%, 8/23/12	1,000,000	998,814
0.600%, 8/23/12	200,000	199,680
0.625%, 10/18/12	200,000	199,453
0.625%, 11/23/12	1,000,000	994,442
0.550%, 12/3/12	1,000,000	997,204
0.625%, 12/3/12	500,000	497,653
1.750%, 12/14/12	500,000	508,171
1.050%, 2/8/13	500,000	498,454
1.625%, 3/20/13	3,600,000	3,654,558
0.750%, 4/25/13	100,000	99,454
0.700%, 5/22/13	500,000	494,857
1.875%, 6/21/13	3,000,000	3,057,291
1.250%, 8/16/13	200,000	199,492
0.875%, 10/28/13	100,000	98,633
0.800%, 11/18/13	1,000,000	987,571
1.000%, 11/18/13	400,000	397,808
0.875%, 11/22/13	200,000	197,858
0.875%, 12/27/13	1,000,000	987,639
1.000%, 8/22/14	200,000	194,540
1.630%, 8/20/15	500,000	490,223
1.550%, 11/18/15	200,000	193,648
2.150%, 10/26/16	200,000	194,563
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	200,000	201,527
0.750%, 10/26/12	200,000	199,623
0.750%, 11/23/12	500,000	498,183
0.375%, 11/30/12	5,000,000	4,973,040
0.625%, 12/3/12	500,000	498,260
0.750%, 12/17/12	200,000	199,623
1.125%, 1/14/13	500,000	500,320
1.000%, 1/28/13	1,000,000	999,280
0.875%, 2/15/13	200,000	199,574
1.000%, 2/25/13	400,000	399,311
0.700%, 4/29/13	200,000	198,803
0.625%, 5/23/13	500,000	496,730
1.000%, 5/24/13	400,000	399,022
1.250%, 7/25/13	250,000	249,690
1.300%, 7/26/13	600,000	598,678
1.125%, 8/22/13	100,000	99,535
1.150%, 8/23/13	100,000	99,588
0.875%, 10/28/13	2,500,000	2,479,183
1.400%, 11/18/13	200,000	199,745
1.000%, 12/9/13	500,000	495,148

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
1.125%, 12/16/13		$200,000	$198,071
1.625%, 1/21/14		100,000	100,205
1.000%, 1/27/14		200,000	197,008
1.375%, 2/3/14		1,000,000	994,459
1.500%, 2/11/14		400,000	399,402
1.450%, 2/24/14		200,000	199,059
1.375%, 2/25/14		6,000,000	6,002,766
1.350%, 3/28/14		200,000	198,452
1.200%, 4/28/14		200,000	197,142
2.875%, 2/9/15		2,000,000	2,071,130
2.375%, 7/28/15		100,000	99,837
2.250%, 8/12/15		100,000	99,560
2.000%, 8/25/15		100,000	98,324
2.125%, 8/25/15		200,000	197,326
1.750%, 11/23/15		500,000	484,976
2.100%, 12/15/15		200,000	197,735
2.250%, 12/21/15		200,000	198,442
2.250%, 12/22/15		200,000	197,639
2.250%, 12/23/15		200,000	198,729
5.500%, 8/23/17		2,000,000	2,295,736
3.525%, 9/30/19		1,290,000	1,272,733
Federal National Mortgage Association
1.000%, 4/4/12		500,000	503,132
1.300%, 5/25/12		500,000	500,644
1.250%, 6/22/12		5,000,000	5,046,110
0.375%, 12/28/12		6,000,000	5,948,916
0.875%, 12/28/12		400,000	398,872
1.000%, 1/7/13		200,000	199,821
1.800%, 2/8/13		200,000	201,020
1.750%, 2/22/13		2,000,000	2,033,472
3.250%, 4/9/13		3,000,000	3,146,763
2.000%, 4/15/13		200,000	200,121
1.100%, 4/29/13		200,000	199,549
1.875%, 5/6/13		200,000	200,288
1.750%, 5/7/13		1,800,000	1,828,973
2.000%, 6/24/13		250,000	250,785
1.500%, 6/26/13		500,000	505,639
4.375%, 7/17/13		2,000,000	2,139,762
1.375%, 7/19/13		500,000	500,331
1.250%, 7/29/13		400,000	399,317
1.350%, 8/16/13		300,000	299,190
2.020%, 8/20/13		100,000	100,185
1.250%, 8/23/13		400,000	399,882
1.000%, 9/23/13		2,500,000	2,489,065
1.200%, 9/27/13		300,000	298,636
1.125%, 10/8/13		200,000	198,135
1.000%, 10/15/13		200,000	198,039
0.750%, 10/25/13		200,000	197,533
0.875%, 11/4/13		200,000	196,909
0.800%, 11/29/13		200,000	197,582
1.000%, 11/29/13		1,000,000	989,238
1.125%, 12/2/13		200,000	199,348
0.750%, 12/18/13		4,000,000	3,939,144
1.300%, 12/30/13		200,000	199,241
1.375%, 12/30/13		200,000	199,217
1.500%, 12/30/13		200,000	199,347
1.400%, 1/6/14		200,000	199,181
1.450%, 1/24/14		1,000,000	1,000,458
1.375%, 1/27/14		400,000	398,023
1.550%, 1/27/14		250,000	249,010
1.350%, 2/24/14		200,000	199,735
1.500%, 2/25/14		400,000	399,399
1.700%, 2/25/14		200,000	200,767
1.250%, 2/27/14		1,500,000	1,495,679
1.000%, 4/25/14		500,000	491,157
1.800%, 6/2/14		100,000	100,044
1.750%, 7/14/14		250,000	250,773
1.550%, 8/12/14		200,000	197,365
1.750%, 8/18/14		100,000	99,700
1.250%, 10/28/14		200,000	195,297
2.375%, 7/28/15		1,500,000	1,515,513
2.150%, 8/4/15		100,000	99,169
2.000%, 8/5/15		200,000	197,965
2.125%, 8/5/15		100,000	98,564
2.000%, 8/24/15		15,700,000	15,465,379
2.000%, 9/21/15		200,000	196,427
1.875%, 10/15/15		200,000	196,995
1.625%, 10/26/15		1,500,000	1,459,566
1.550%, 10/27/15		200,000	194,031
1.520%, 10/28/15		100,000	96,286
1.650%, 10/29/15		200,000	193,102
1.625%, 11/9/15		100,000	96,737
1.500%, 11/23/15		400,000	384,692
2.000%, 11/30/15		200,000	198,245
2.000%, 12/15/15		200,000	197,301
2.000%, 3/28/16		100,000	97,267
2.250%, 3/28/16		100,000	98,853
2.350%, 9/23/16		100,000	98,301
6.000%, 3/9/20		100,000	102,339
Financing Corp.
10.700%, 10/6/17		600,000	872,120
Small Business Administration Series 2003-10A 1
4.628%, 3/10/13		80,929	84,453
Series 2008-P10B 1
5.944%, 8/10/18		2,119,314	2,309,066
Series P10A
4.504%, 2/1/14		154,114	160,941
Small Business Administration Participation Certificates
4.524%, 2/10/13		24,914	25,958
Series 2004-20A 1
4.930%, 1/1/24		459,496	486,539
Series 2004-20C
4.340%, 3/1/24		2,940,292	3,063,978
Series 2005-20B
4.625%, 2/1/25		275,025	288,880
Series 2008-20A
5.170%, 1/1/28		714,472	764,160
Series 2008-20C 1
5.490%, 3/1/28		2,693,630	2,875,221
Series 2008-20G
5.870%, 7/1/28		2,793,230	3,028,789

			128,042,268

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		3,500,000	3,732,900
5.500%, 1/15/31		308,875	322,603
Federal National Mortgage Association
4.500%, 2/25/17		183,536	183,252
4.500%, 3/25/17		184,946	186,740
5.310%, 8/25/33		2,154,347	2,267,667
6.500%, 7/25/34		248,717	263,949
Government National Mortgage Association
6.500%, 6/20/32		110,384	122,789

			7,079,900

Foreign Governments (1.9%)
Australia Government Bond
4.500%, 4/15/20	AUD	19,800,000	19,084,204

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Canadian Government Bond
2.375%, 9/10/14		$1,000,000	$1,025,393
Council of Europe Development Bank
2.625%, 2/16/16		500,000	503,043
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	4,015,029
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	229,265
5.875%, 1/14/15		1,500,000	1,642,593
4.125%, 9/9/15		200,000	205,239
4.000%, 1/29/21		1,500,000	1,367,856
Federative Republic of Brazil
6.000%, 1/17/17		1,500,000	1,681,500
8.000%, 1/15/18		1,944,444	2,284,722
4.875%, 1/22/21		1,500,000	1,530,000
Israel Government AID Bond
5.500%, 4/26/24		585,000	659,947
5.500%, 9/18/33		583,000	641,416
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	550,155
Norwegian Government Bond
6.500%, 5/15/13	NOK	20,400,000	3,962,279
Province of British Columbia
2.850%, 6/15/15		$500,000	513,532
Province of Manitoba
4.900%, 12/6/16		500,000	553,816
Province of Nova Scotia
5.125%, 1/26/17		1,000,000	1,111,836
Province of Ontario
3.500%, 7/15/13		1,000,000	1,051,399
1.375%, 1/27/14		2,000,000	1,994,720
4.100%, 6/16/14		600,000	644,207
2.950%, 2/5/15		2,000,000	2,066,674
1.875%, 9/15/15		2,000,000	1,963,358
4.000%, 10/7/19		750,000	761,686
4.400%, 4/14/20		500,000	517,552
Province of Quebec
4.600%, 5/26/15		1,372,000	1,503,857
3.500%, 7/29/20		500,000	482,433
Republic of Chile
5.500%, 1/15/13		300,000	320,580
3.875%, 8/5/20		500,000	486,875
Republic of Hungary
4.750%, 2/3/15		250,000	250,938
6.250%, 1/29/20		500,000	508,750
Republic of Italy
5.625%, 6/15/12		2,256,000	2,368,322
4.500%, 1/21/15		3,699,000	3,892,239
Republic of Korea
5.750%, 4/16/14		1,000,000	1,089,541
7.125%, 4/16/19		500,000	589,328
Republic of Panama
5.200%, 1/30/20		800,000	848,000
9.375%, 4/1/29		298,000	420,180
Republic of Peru
8.375%, 5/3/16		300,000	368,250
7.125%, 3/30/19		200,000	236,000
Republic of Poland
5.250%, 1/15/14		1,000,000	1,068,867
6.375%, 7/15/19		1,200,000	1,335,288
Republic of South Africa
7.375%, 4/25/12		60,000	64,125
6.500%, 6/2/14		1,480,000	1,653,900
6.875%, 5/27/19		500,000	580,625
5.500%, 3/9/20		1,000,000	1,058,750
State of Israel
5.500%, 11/9/16		1,056,000	1,168,587
United Mexican States
6.625%, 3/3/15		2,170,000	2,484,650
5.625%, 1/15/17		590,000	650,770
8.125%, 12/30/19		2,356,000	3,161,752
5.125%, 1/15/20		345,000	360,870
6.750%, 9/27/34		532,000	600,096

			78,114,994

Municipal Bonds (2.3%)
Bay Area Toll Authority California State
6.793%, 4/1/30		4,100,000	4,183,804
California State University
5.000%, 11/1/30		300,000	281,664
Chabot-Las Positas California Community College District Financing Corp., Class C
(Zero Coupon), 8/1/22		6,230,000	3,286,201
Chicago, Illinois Transit Authority
6.899%, 12/1/40		123,000	120,645
City of Chicago, Illinois
4.750%, 1/1/36		400,000	333,684
6.395%, 1/1/40		550,000	527,681
City of New York, New York
6.246%, 6/1/35		5,400,000	5,396,274
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34		400,000	405,396
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20		3,700,000	3,560,991
5.841%, 8/1/21		400,000	385,484
6.091%, 8/1/22		1,400,000	1,354,136
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,105,841
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,492,065
4.500%, 7/1/24		1,300,000	1,249,703
4.500%, 7/1/25		1,700,000	1,590,962
4.500%, 1/1/28		1,500,000	1,312,320
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	161,278
Metropolitan Transportation Authority
7.336%, 11/15/39		1,065,000	1,207,369
Metropolitan Washington Airports Authority
7.462%, 10/1/46		13,000,000	12,705,810
New Jersey Economic Development Authority
1.310%, 6/15/13(l)		3,000,000	2,997,030
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,106,730
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		4,400,000	4,473,436
New York City Municipal Water Finance Authority
6.124%, 6/15/42		500,000	482,865
5.375%, 6/15/43		635,000	642,842
5.500%, 6/15/43		750,000	769,200
New York City Transitional Finance Authority
4.075%, 11/1/20		800,000	784,560
4.325%, 11/1/21		1,300,000	1,285,076
4.525%, 11/1/22		1,800,000	1,787,724
5.267%, 5/1/27		5,000,000	5,074,650
5.008%, 8/1/27		2,100,000	2,025,198
New York State Dormitory Authority
5.628%, 3/15/39		875,000	856,879
Northern California Power Agency
7.311%, 6/1/40		2,075,000	2,103,282

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Port Authority of New York & New Jersey
6.040%, 12/1/29	$620,000	$634,725
Puerto Rico Sales Tax Financing Corp., Class A
(Zero Coupon), 8/1/54	1,100,000	54,901
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	682,304
State of California
4.850%, 10/1/14	250,000	259,743
5.450%, 4/1/15	4,025,000	4,238,204
3.950%, 11/1/15	500,000	500,525
5.950%, 4/1/16	35,000	37,533
5.750%, 3/1/17	100,000	105,677
6.200%, 3/1/19	100,000	105,910
6.200%, 10/1/19	500,000	531,345
4.500%, 8/1/28	1,200,000	1,064,352
7.550%, 4/1/39	3,000,000	3,260,970
State of Illinois
3.321%, 1/1/13	100,000	99,965
4.071%, 1/1/14	100,000	99,869
4.421%, 1/1/15	100,000	99,419
4.961%, 3/1/16	800,000	798,168
5.665%, 3/1/18	600,000	598,854
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,000,000	960,860
State of Iowa
6.750%, 6/1/34	1,800,000	1,888,812
State of Texas
4.631%, 4/1/33	3,000,000	2,740,680
4.750%, 4/1/37	300,000	283,323
Tennessee State School Bond Authority
4.848%, 9/15/27	4,100,000	3,855,435
University of California
5.946%, 5/15/45	705,000	637,637
University of California Medical Center
5.235%, 5/15/22	1,500,000	1,426,155
5.435%, 5/15/23	1,975,000	1,881,069

		91,897,215

Supranational (1.6%)
African Development Bank
1.750%, 10/1/12	375,000	380,290
3.000%, 5/27/14	200,000	208,357
2.500%, 3/15/16	1,000,000	1,001,568
Asian Development Bank
1.625%, 7/15/13	1,500,000	1,518,505
2.750%, 5/21/14	300,000	310,938
2.625%, 2/9/15	1,000,000	1,026,331
2.500%, 3/15/16	1,000,000	1,004,582
Corp. Andina de Fomento
3.750%, 1/15/16	1,000,000	989,565
8.125%, 6/4/19	475,000	570,837
Eksportfinans ASA
0.501%, 4/5/13(l)	1,005,000	1,005,000
2.000%, 9/15/15	5,355,000	5,238,358
5.500%, 5/25/16	1,675,000	1,880,534
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	421,732
2.500%, 3/15/16	1,000,000	994,022
European Investment Bank
1.750%, 9/14/12	1,500,000	1,522,442
1.875%, 6/17/13	5,000,000	5,084,515
4.625%, 5/15/14	4,320,000	4,713,483
3.125%, 6/4/14	500,000	523,094
1.375%, 10/20/15	3,000,000	2,884,617
4.875%, 2/16/16	1,334,000	1,480,085
2.250%, 3/15/16	1,000,000	989,766
4.875%, 1/17/17	500,000	553,866
2.875%, 9/15/20	500,000	466,074
4.000%, 2/16/21	1,000,000	1,012,669
Export Development Canada
1.750%, 9/24/12	500,000	507,920
2.250%, 5/28/15	1,150,000	1,162,704
Inter-American Development Bank
1.750%, 10/22/12	2,000,000	2,031,882
3.000%, 4/22/14	2,000,000	2,089,072
4.250%, 9/10/18	2,368,000	2,543,466
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,053,988
3.500%, 10/8/13	1,000,000	1,058,855
2.375%, 5/26/15	2,800,000	2,852,774
2.125%, 3/15/16	1,500,000	1,491,192
International Finance Corp.
3.500%, 5/15/13	475,000	501,665
3.000%, 4/22/14	1,510,000	1,577,348
2.125%, 11/17/17	500,000	484,045
Japan Finance Corp.
2.000%, 6/24/11	1,400,000	1,404,428
1.500%, 7/6/12	300,000	301,470
2.125%, 11/5/12	1,975,000	2,009,655
2.500%, 1/21/16	1,000,000	988,378
Kommunalbanken A/S
1.750%, 10/5/15§	1,600,000	1,551,155
Korea Development Bank
8.000%, 1/23/14	500,000	570,666
3.250%, 3/9/16	1,100,000	1,078,791
Nordic Investment Bank
1.625%, 1/28/13	500,000	507,094
2.500%, 7/15/15	1,000,000	1,017,872
5.000%, 2/1/17	300,000	335,032
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	600,760
1.750%, 10/20/15	1,000,000	970,460

		64,471,902

U.S. Government Agencies (16.7%)
Federal Farm Credit Bank
2.125%, 6/18/12	1,000,000	1,019,541
1.875%, 12/7/12	300,000	305,769
5.125%, 8/25/16	685,000	778,565
4.875%, 1/17/17	840,000	937,812
Federal Home Loan Bank
2.250%, 4/13/12	3,000,000	3,057,477
1.625%, 11/21/12	5,000,000	5,074,890
3.375%, 2/27/13	500,000	524,082
3.625%, 5/29/13	1,000,000	1,057,502
5.125%, 8/14/13	1,500,000	1,641,762
4.000%, 9/6/13	1,000,000	1,066,695
3.625%, 10/18/13	3,500,000	3,707,655
5.250%, 6/18/14	1,000,000	1,115,357
5.500%, 8/13/14	3,500,000	3,958,759
5.375%, 5/18/16	2,000,000	2,276,294
4.750%, 12/16/16	1,500,000	1,661,262
5.250%, 6/5/17	1,350,000	1,518,294
5.000%, 11/17/17	2,740,000	3,073,099
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,686,180
Federal Home Loan Mortgage Corp.
2.000%, 4/27/12	250,000	250,316
1.750%, 6/15/12	6,000,000	6,092,982
5.500%, 8/20/12	3,000,000	3,203,748
2.125%, 9/21/12	2,000,000	2,044,078

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 12/21/12	$2,000,000	$2,115,070
2.500%, 4/8/13	750,000	750,334
4.875%, 11/15/13	5,440,000	5,958,650
6.000%, 1/1/14	6,988	7,593
2.500%, 1/7/14	2,000,000	2,066,478
5.500%, 2/1/14	21,808	23,505
2.750%, 4/29/14	500,000	500,962
6.000%, 7/1/14	4,693	5,100
3.000%, 7/28/14	2,900,000	3,030,607
4.500%, 1/15/15	2,710,000	2,971,024
4.750%, 11/17/15	2,928,000	3,243,870
5.125%, 10/18/16	2,000,000	2,246,822
6.000%, 2/1/17	107,111	116,383
6.000%, 3/1/17	4,884	5,307
6.500%, 3/1/17	40,331	43,819
6.000%, 4/1/17	81,856	88,942
6.000%, 5/1/17	1,490	1,619
6.000%, 7/1/17	13,536	14,707
6.000%, 8/1/17	41,526	45,121
5.500%, 11/1/17	41,157	44,359
4.875%, 6/13/18	4,000,000	4,447,592
3.750%, 3/27/19	1,500,000	1,546,205
2.513%, 11/1/31(l)	14,112	14,806
5.000%, 7/1/35	26,597,978	27,906,056
4.784%, 4/1/36(l)	443,091	461,521
4.500%, 12/1/40	16,368,706	16,649,403
4.500%, 2/1/41	2,895,461	2,947,828
4.500%, 3/1/41	920,000	936,639
5.500%, 4/15/41 TBA	100,000	106,672
Federal National Mortgage Association
4.750%, 11/19/12	3,500,000	3,729,684
4.625%, 5/1/13	1,695,000	1,805,643
4.625%, 10/15/13	3,790,000	4,115,178
5.125%, 1/2/14	607,000	662,321
2.750%, 2/5/14	1,500,000	1,558,496
2.750%, 3/13/14	3,000,000	3,118,152
2.900%, 4/7/14	250,000	250,056
2.500%, 5/15/14	5,000,000	5,161,285
3.000%, 7/28/14	500,000	503,674
3.000%, 9/16/14	1,000,000	1,046,487
3.000%, 9/29/14	500,000	506,249
2.625%, 11/20/14	500,000	515,714
7.000%, 4/1/15	19,546	20,855
4.375%, 10/15/15	2,028,000	2,212,505
5.000%, 3/15/16	5,000,000	5,601,345
7.000%, 4/1/16	29,614	32,020
4.875%, 12/15/16	2,050,000	2,283,054
5.500%, 2/1/17	59,482	64,274
5.500%, 6/1/17	18,980	20,508
5.375%, 6/12/17	5,000,000	5,701,245
4.500%, 12/1/20	10,993,268	11,609,493
4.000%, 4/1/23	38,877	40,122
4.778%, 2/1/24(l)	2,054	2,210
5.023%, 6/1/24(l)	1,105	1,152
3.500%, 1/1/26	5,656,394	5,684,676
3.500%, 2/1/26	4,323,549	4,345,167
3.500%, 3/1/26	6,113,186	6,146,145
2.530%, 1/1/28(l)	117,990	123,042
5.500%, 12/1/32	13,943	14,996
2.904%, 3/1/33(l)	142,028	147,500
5.500%, 3/1/33	648,398	697,357
5.500%, 5/1/33	1,304,261	1,402,743
5.500%, 6/1/33	7,404,980	7,961,800
5.500%, 11/1/33	7,584,596	8,154,922
5.500%, 12/1/33	1,319,302	1,418,507
6.000%, 2/1/34	597,285	656,826
6.000%, 8/1/34	349,973	384,643
5.500%, 10/1/34	7,626,976	8,200,488
5.500%, 2/1/35	1,833,109	1,969,231
6.000%, 4/1/35	5,536,821	6,092,233
5.500%, 8/1/35	1,238,714	1,330,311
5.500%, 12/1/35	1,244,842	1,336,892
2.509%, 1/1/36(l)	2,189,570	2,298,405
5.500%, 6/1/36	4,268,917	4,589,920
5.500%, 4/1/37	4,308,376	4,632,346
4.000%, 8/1/40	1,794,375	1,768,090
5.000%, 8/1/40	5,776,663	6,047,444
4.000%, 9/1/40	1,231,146	1,213,111
4.500%, 9/1/40	47,619,596	48,521,764
4.000%, 10/1/40	6,461,236	6,366,662
4.000%, 11/1/40	11,549,177	11,376,391
2.583%, 12/1/40(l)	67,698	70,863
3.500%, 12/1/40	5,972,084	5,631,256
4.000%, 12/1/40	55,340,237	54,512,297
4.500%, 12/1/40	24,738,969	25,207,656
4.000%, 1/1/41	53,846,065	53,040,480
4.000%, 2/1/41	64,497,544	63,532,603
4.000%, 4/25/26 TBA	6,700,000	6,885,297
5.000%, 4/25/26 TBA	5,200,000	5,523,781
5.500%, 4/25/26 TBA	4,800,000	5,187,000
4.000%, 4/25/41 TBA	77,000,000	75,748,750
6.000%, 4/25/41 TBA	13,700,000	14,899,820
6.500%, 4/25/41 TBA	12,000,000	13,451,250
5.000%, 5/25/41 TBA	27,100,000	28,265,511
Government National Mortgage Association
2.625%, 7/20/27(l)	6,168	6,367
5.500%, 4/15/33	20,280	22,071
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	58,604
0.000%, 10/15/18 STRIPS	75,000	57,863

		670,893,916

U.S. Treasuries (33.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,692,913
9.250%, 2/15/16	3,684,000	4,905,474
7.250%, 5/15/16	2,734,000	3,398,704
7.500%, 11/15/16	4,695,000	5,948,344
8.875%, 8/15/17	4,107,000	5,611,189
3.625%, 2/15/20	25,500,000	26,193,294
8.500%, 2/15/20	5,627,000	7,943,304
7.875%, 2/15/21	2,000,000	2,755,000
8.125%, 5/15/21	5,890,000	8,253,363
6.250%, 8/15/23	8,320,000	10,332,400
3.500%, 2/15/39	3,895,000	3,265,716
4.375%, 5/15/40#	5,686,000	5,558,975
3.875%, 8/15/40	1,075,000	961,957
4.250%, 11/15/40	2,055,000	1,965,414
4.750%, 2/15/41	6,380,000	6,631,212
U.S. Treasury Notes
1.000%, 4/30/12	13,000,000	13,089,830
4.500%, 4/30/12	3,778,000	3,947,126
1.375%, 5/15/12	4,000,000	4,044,532
0.750%, 5/31/12	17,000,000	17,071,740
4.750%, 5/31/12	5,000,000	5,252,735
0.625%, 6/30/12	5,000,000	5,012,900
3.000%, 7/15/12 TIPS	1,200,000	1,574,277
0.625%, 7/31/12	5,810,000	5,823,189
4.625%, 7/31/12	5,000,000	5,275,975
1.750%, 8/15/12	25,000,000	25,433,600
0.375%, 8/31/12	5,000,000	4,991,600

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 8/31/12	$5,420,000	$5,695,444
1.375%, 9/15/12	10,000,000	10,122,270
0.375%, 9/30/12	20,000,000	19,950,000
4.250%, 9/30/12	1,000,000	1,055,078
1.375%, 10/15/12	19,000,000	19,233,054
0.375%, 10/31/12	5,000,000	4,983,400
1.375%, 11/15/12	20,000,000	20,245,320
4.000%, 11/15/12	7,000,000	7,382,536
1.125%, 12/15/12	2,000,000	2,015,782
0.625%, 12/31/12	22,000,000	21,981,102
3.625%, 12/31/12	9,780,000	10,286,575
1.375%, 1/15/13	15,000,000	15,177,540
0.625%, 1/31/13	22,325,000	22,284,882
1.375%, 2/15/13	7,000,000	7,082,852
2.750%, 2/28/13	12,000,000	12,458,436
1.375%, 3/15/13	7,000,000	7,081,200
1.750%, 4/15/13	7,000,000	7,132,370
3.125%, 4/30/13	6,487,000	6,798,681
1.375%, 5/15/13	6,000,000	6,065,640
3.375%, 6/30/13	16,490,000	17,400,809
1.000%, 7/15/13	8,000,000	8,012,480
3.375%, 7/31/13	5,563,000	5,877,654
0.750%, 8/15/13	15,000,000	14,923,830
4.250%, 8/15/13	8,000,000	8,618,128
3.125%, 9/30/13	10,000,000	10,518,750
0.500%, 10/15/13	13,580,000	13,394,334
2.750%, 10/31/13	8,848,000	9,231,640
0.500%, 11/15/13	5,000,000	4,924,610
4.250%, 11/15/13	5,000,000	5,414,455
2.000%, 11/30/13	1,139,000	1,165,428
1.500%, 12/31/13	7,782,000	7,855,563
1.750%, 1/31/14	4,000,000	4,062,812
1.250%, 2/15/14	20,000,000	20,012,500
4.000%, 2/15/14	2,000,000	2,161,094
1.875%, 2/28/14	1,500,000	1,527,774
1.250%, 3/15/14	2,080,000	2,079,355
1.750%, 3/31/14	5,000,000	5,071,875
1.875%, 4/30/14	5,000,000	5,086,330
4.750%, 5/15/14	11,000,000	12,171,324
2.250%, 5/31/14	5,000,000	5,140,235
2.625%, 6/30/14	8,000,000	8,313,752
2.625%, 7/31/14	5,000,000	5,193,750
4.250%, 8/15/14	8,000,000	8,748,128
2.375%, 8/31/14	17,500,000	18,014,063
2.375%, 9/30/14	6,000,000	6,172,968
2.375%, 10/31/14	16,000,000	16,446,256
4.250%, 11/15/14	4,000,000	4,381,564
2.625%, 12/31/14	5,000,000	5,176,560
2.250%, 1/31/15	15,000,000	15,309,375
4.000%, 2/15/15	4,082,000	4,433,436
4.125%, 5/15/15	9,000,000	9,826,875
2.125%, 5/31/15	30,000,000	30,328,200
1.875%, 6/30/15	10,500,000	10,494,256
1.750%, 7/31/15	5,000,000	4,962,500
1.250%, 8/31/15	5,000,000	4,846,095
1.250%, 9/30/15	14,000,000	13,539,526
1.250%, 10/31/15	5,000,000	4,824,610
4.500%, 11/15/15	12,000,000	13,313,436
1.375%, 11/30/15	10,000,000	9,683,590
2.125%, 2/29/16	28,420,000	28,331,187
2.625%, 2/29/16	19,000,000	19,385,928
2.250%, 3/31/16	93,400,000	93,509,278
2.375%, 3/31/16	6,000,000	6,041,718
2.625%, 4/30/16	2,500,000	2,544,140
5.125%, 5/15/16	4,087,000	4,656,307
3.250%, 5/31/16	8,000,000	8,377,504
3.250%, 6/30/16	2,000,000	2,092,500
4.875%, 8/15/16	10,810,000	12,201,788
3.000%, 8/31/16	13,000,000	13,404,222
3.000%, 9/30/16	5,000,000	5,150,390
3.125%, 10/31/16	5,000,000	5,176,170
2.750%, 11/30/16	7,500,000	7,606,058
3.250%, 12/31/16	9,000,000	9,353,673
3.125%, 1/31/17	15,000,000	15,478,125
4.625%, 2/15/17	5,458,000	6,083,536
3.000%, 2/28/17	5,000,000	5,115,625
3.125%, 4/30/17	5,000,000	5,139,060
4.500%, 5/15/17	3,500,000	3,873,517
2.750%, 5/31/17	6,000,000	6,030,468
2.500%, 6/30/17	11,000,000	10,883,125
2.375%, 7/31/17	3,000,000	2,940,000
4.750%, 8/15/17	3,186,000	3,571,308
1.875%, 8/31/17	5,500,000	5,215,117
1.875%, 9/30/17	11,000,000	10,405,318
1.875%, 10/31/17	5,000,000	4,722,265
4.250%, 11/15/17	6,150,000	6,704,459
2.250%, 11/30/17	10,000,000	9,659,380
2.750%, 12/31/17	5,000,000	4,976,955
3.500%, 2/15/18	4,000,000	4,164,064
2.750%, 2/28/18	16,235,000	16,111,971
3.875%, 5/15/18	7,432,000	7,902,304
4.000%, 8/15/18	6,500,000	6,953,986
3.750%, 11/15/18	8,000,000	8,405,000
2.750%, 2/15/19	14,000,000	13,679,526
3.125%, 5/15/19	47,960,000	47,956,259
3.625%, 8/15/19#	95,570,000	98,795,488
3.375%, 11/15/19	11,500,000	11,625,787
3.500%, 5/15/20	14,000,000	14,189,280
2.625%, 8/15/20	18,765,000	17,603,916
2.625%, 11/15/20	5,000,000	4,665,625
3.625%, 2/15/21	16,805,000	17,043,950

		1,342,353,122

Total Government Securities		2,382,853,317

Time Deposits (0.8%)
Financials (0.8%)
Certificates of Deposit (0.8%)
Banco do Brasil S.A.
2.270%, 2/14/14(p)	10,600,000	10,585,478
Dexia Credit Local S.A./New York
0.559%, 3/22/12	15,700,000	15,675,084
Intesa Sanpaolo S.p.A.
0.803%, 1/19/12	7,100,000	7,071,359

Total Financials		33,331,921

Total Time Deposits		33,331,921

Total Long-Term Debt Securities (107.0%) (Cost $4,272,081,195)		4,306,336,046

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	$5,176,000

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		5,176,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Itau Unibanco Holding S.A.
3.38%, 2/6/12 (p)	$15,400,000	15,175,160

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	49,416,217	49,416,217

Total Short-Term Investments (1.6%) (Cost $64,600,266)		64,591,377

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
10 Year U.S. Treasury Notes
May 2011 @ $119.50*	15	15,000
May 2011 @ $120.00*	184	146,625

		161,625

Put Options Purchased (0.0%)
10 Year U.S. Treasury Notes
May 2011 @ $119.50*	15	22,031
Eurodollars 1 Year Mid Curve Options
September 2011 @ $98.25*	358	228,225

		250,256

Total Options Purchased (0.0%) (Cost $470,038)		411,881

Total Investments Before Options Written and Securities Sold Short (108.7%) (Cost $4,342,151,499)		4,376,515,304

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2011 @ $123.00*	(251)	(7,844)
May 2011 @ $121.00*	(184)	(89,125)
May 2011 @ $122.00*	(184)	(48,875)

		(145,844)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2011 @ $118.50*	(251)	(141,187)
Eurodollars 1 Year Mid Curve
September 2011 @ $97.75*	(358)	(111,875)

		(253,062)

Total Options Written (0.0%) (Premiums Received $588,516)		(398,906)

Total Investments Before Securities Sold Short (108.7%) (Cost$4,341,562,983)		4,376,116,398

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.6%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/41 TBA	$(20,100,000)	$(20,352,820)
5.000%, 5/15/41 TBA	(25,300,000)	(26,333,743)
Federal National Mortgage Association
3.500%, 4/25/26 TBA	(14,600,000)	(14,637,640)
4.500%, 4/25/26 TBA	(10,900,000)	(11,422,860)
4.000%, 4/25/41 TBA	(18,300,000)	(18,002,625)
4.500%, 4/25/41 TBA	(6,500,000)	(6,615,274)
5.500%, 5/25/41 TBA	(7,000,000)	(7,463,476)

Total Securities Sold Short (-2.6%) (Proceeds Received $104,748,273)		(104,828,438)

Total Investments after Options Written and Securities Sold Short (106.1%) (Cost $4,236,814,710)		4,271,287,960
Other Assets Less Liabilities (-6.1%)		(247,130,160)

Net Assets (100%)		$4,024,157,800

*	Non-income producing.

†	Securities (totaling $2,469,224 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $482,769,441 or 12.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,575,847.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Glossary:

ABS — Asset-Backed Security
AUD — Australian Dollar
CHF — Swiss Franc
CMO — Collateralized Mortgage Obligation
DKK — Denmark Krone
EUR — European Currency Unit
JPY — Japanese Yen
NOK — Norwegian Krone
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.
TIPS — Treasury Inflation Protected Security

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
3 Month Euro Euribor	452	March-12	$156,790,061	$156,428,268	$(361,793)
3 Month Euro Euribor	244	March-13	83,928,270	83,855,724	(72,546)
5 Year U.S. Treasury Notes	18	June-11	2,099,114	2,102,203	3,089
90 Day Eurodollar	4	June-11	994,911	996,400	1,489
90 Day Eurodollar	4	September-11	993,611	995,400	1,789
90 Day Eurodollar	3	March-12	741,534	743,588	2,054
90 Day Eurodollar	3	June-12	739,545	740,962	1,417
90 Day Eurodollar	3	September-12	737,521	738,075	554
90 Day Eurodollar	3	December-12	735,533	735,375	(158)
90 Day Eurodollar	2	March-13	489,056	488,775	(281)
90 Day Eurodollar	2	June-13	487,681	487,425	(256)
90 Day Eurodollar	2	September-13	486,355	486,175	(180)
90 Day Eurodollar	2	December-13	485,030	484,975	(55)
U.S. Long Bond	39	June-11	4,732,622	4,687,313	(45,309)

					$(470,186)

Sales
10 Year U.S. Treasury Notes	271	June-11	$32,331,346	$32,257,469	$73,877
2 Year U.S. Treasury Notes	485	June-11	105,818,333	105,790,625	27,708
90 Day Eurodollar	95	December-11	23,490,887	23,606,312	(115,425)
U.S. Ultra Bond	86	June-11	10,582,607	10,626,375	(43,768)

					$(57,608)

					$(527,794)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/29/11	Barclays Bank plc	1,295	$1,335,383	$1,270,965	$64,418
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	Credit Suisse First Boston	94,677	14,460,204	14,300,000	160,204
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	56,919	8,764,434	8,600,000	164,434
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	30,970	4,768,778	4,750,000	18,778
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	44,662	6,877,079	6,850,000	27,079
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	35,018	5,410,255	5,452,040	(41,785)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Bank of America	9,000	12,751,650	12,228,030	523,620

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Bank of America	12,400	$17,568,940	$16,978,080	$590,860
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Citibank N.A.	2,785	3,945,927	3,931,732	14,195
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	2,200	3,117,070	3,063,973	53,097
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Royal Bank of Canada	1,228	1,739,892	1,675,513	64,379
European Union Euro vs. U.S. Dollar, expiring 4/20/11	Citibank N.A.	2,700	3,825,433	3,806,690	18,743
Korean Won vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	6,275,050	5,717,073	5,654,217	62,856
Korean Won vs. U.S. Dollar, expiring 5/9/11	Bank of America	6,225,520	5,663,131	5,600,000	63,131
Korean Won vs. U.S. Dollar, expiring 5/9/11	Barclays Bank plc	4,557,970	4,146,221	4,100,000	46,221
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	2,452,300	2,230,769	2,171,138	59,631
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	1,693,000	1,540,062	1,509,182	30,880
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	2,655,969	2,416,039	2,371,400	44,639
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	916,000	833,252	815,963	17,289
Korean Won vs. U.S. Dollar, expiring 5/9/11	JPMorgan Chase Bank	2,755,500	2,506,580	2,429,826	76,754
Korean Won vs. U.S. Dollar, expiring 8/12/11	Citibank N.A.	6,275,050	5,674,365	5,580,303	94,062
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	HSBC Bank plc	1,440	119,990	115,954	4,036
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	Barclays Bank plc	178,873	32,292,814	31,052,453	1,240,361
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	Barclays Bank plc	9,277	1,674,822	1,658,013	16,809
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Barclays Bank plc	2,400	1,904,651	1,877,090	27,561
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	2,500	1,984,012	1,956,848	27,164
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	3,000	2,380,814	2,343,933	36,881
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	8,595	6,821,095	6,749,815	71,280
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	2,800	2,222,092	2,188,996	33,096
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	1,100	872,965	858,778	14,187
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	216,372	7,423,586	7,600,000	(176,414)

					$3,448,446

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/29/11	HSBC Bank plc	12,910	$13,328,284	$13,312,577	$15,707
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	94,677	14,417,152	14,460,204	(43,052)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	132,551	20,392,477	20,410,292	(17,815)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	HSBC Bank plc	35,018	$5,404,916	$5,410,254	$(5,338)
Danish Krone vs. U.S. Dollar, expiring 5/5/11	JPMorgan Chase Bank	2,850	527,081	541,443	(14,362)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	140,351	24,543,306	26,498,659	(1,955,353)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	50,260	8,768,384	9,489,140	(720,756)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Barclays Bank plc	1,059	1,472,172	1,500,444	(28,272)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Citibank N.A.	44,646	60,256,920	63,256,685	(2,999,765)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Citibank N.A.	513	698,950	726,844	(27,894)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	1,033	1,419,621	1,463,606	(43,985)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	739	1,019,829	1,047,052	(27,223)
Japanese Yen vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	465,000	5,654,218	5,590,600	63,618
Japanese Yen vs. U.S. Dollar, expiring 4/14/11	JPMorgan Chase Bank	488,855	5,863,468	5,877,403	(13,935)
Korean Won vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	6,275,050	5,620,287	5,717,073	(96,786)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	10,405,680	9,080,000	9,465,672	(385,672)
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	JPMorgan Chase Bank	23,127	3,926,216	4,175,230	(249,014)
Swiss Franc vs. U.S. Dollar, expiring 5/5/11	JPMorgan Chase Bank	99	105,195	107,797	(2,602)

					$(6,552,499)

					$(3,104,053)

Options Written:

Options written through the period ended March 31, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2011	1,524	$927,688
Options Written	5,205	2,039,394
Options Terminated in Closing Purchase Transactions	(5,501)	(2,378,566)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding – March 31, 2011	1,228	$588,516

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$81,336,524	$2,469,224	$83,805,748
Non-Agency CMO	—	191,239,495	—	191,239,495
Convertible Preferred Stocks
Financials	5,176,000	—	—	5,176,000
Corporate Bonds
Consumer Discretionary	—	66,667,025	—	66,667,025
Consumer Staples	—	66,069,125	—	66,069,125
Energy	—	119,961,331	—	119,961,331
Financials	—	1,018,084,052	—	1,018,084,052
Health Care	—	61,624,802	—	61,624,802
Industrials	—	45,190,084	—	45,190,084
Information Technology	—	26,478,681	—	26,478,681
Materials	—	72,818,178	—	72,818,178
Telecommunication Services	—	67,923,796	—	67,923,796
Utilities	—	70,288,491	—	70,288,491
Forward Currency Contracts	—	3,745,970	—	3,745,970
Futures	111,977	—	—	111,977
Government Securities
Agency ABS	—	128,042,268	—	128,042,268
Agency CMO	—	7,079,900	—	7,079,900
Foreign Governments	—	78,114,994	—	78,114,994
Municipal Bonds	—	91,897,215	—	91,897,215
Supranational	—	64,471,902	—	64,471,902
U.S. Government Agencies	—	670,893,916	—	670,893,916
U.S. Treasuries	—	1,342,353,122	—	1,342,353,122
Options Purchased
Call Options Purchased	161,625	—	—	161,625
Put Options Purchased	250,256	—	—	250,256
Short-Term Investments	—	64,591,377	—	64,591,377
Time Deposits
Certificates of Deposit	—	33,331,921	—	33,331,921

Total Assets	$5,699,858	$4,372,204,169	$2,469,224	$4,380,373,251

Liabilities:
Forward Currency Contracts	$—	$(6,850,023)	$—	$(6,850,023)
Futures	(639,771)	—	—	(639,771)
Government Securities
U.S. Government Agencies	—	(104,828,438)	—	(104,828,438)
Options Written
Call Options Written	(145,844)	—	—	(145,844)
Put Options Written	(253,062)	—	—	(253,062)

Total Liabilities	$(1,038,677)	$(111,678,461)	$—	$(112,717,138)

Total	$4,661,181	$4,260,525,708	$2,469,224	$4,267,656,113

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities- Asset-Backed Securities and Non-Agency CMO	Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$28,275,422	$1,420,000
Total gains or losses (realized/unrealized) included in earnings	(9,220)	—
Purchases	2,477,468	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	976	—
Transfers out of Level 3	(28,275,422)	(1,420,000)

Balance as of 3/31/11	$2,469,224	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(9,220)	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,474,836,902
Long-term U.S. Treasury securities	1,843,194,707

$5,318,031,609

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,016,314,735
Long-term U.S. Treasury securities	1,605,873,146

$5,622,187,881

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,455,507
Aggregate gross unrealized depreciation	(43,799,317)

Net unrealized appreciation	$29,656,190

Federal income tax cost of investments	$4,346,859,114

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.3%)
MercadoLibre, Inc.	41,515	$3,388,869

		3,388,869

Australia (4.4%)
AGL Energy Ltd.	18,100	267,908
Alumina Ltd.	61,448	156,354
Amcor Ltd.	41,564	303,522
AMP Ltd.	76,425	429,243
Asciano Ltd.	85,797	154,415
ASX Ltd.	6,863	244,339
Australia & New Zealand Banking Group Ltd.	142,034	3,497,995
AXA Asia Pacific Holdings Ltd.(b)†‡	41,803	281,498
Bendigo and Adelaide Bank Ltd.	15,921	156,939
BGP Holdings plc(b)*†	568,558	—
BHP Billiton Ltd.	147,179	7,088,043
Billabong International Ltd.	3,537	27,622
BlueScope Steel Ltd.	50,846	103,870
Boral Ltd.	67,386	348,504
Brambles Ltd.	46,904	343,487
Caltex Australia Ltd.	4,453	71,853
CFS Retail Property Trust (REIT)	48,993	93,244
Coca-Cola Amatil Ltd.	18,417	223,643
Cochlear Ltd.	1,542	132,366
Commonwealth Bank of Australia	51,959	2,816,175
Computershare Ltd.	18,730	179,397
Crown Ltd.	11,281	95,098
CSL Ltd.	17,780	657,101
CSR Ltd.	20,785	70,517
Dexus Property Group (REIT)	214,527	188,612
Downer EDI Ltd.	102,000	399,859
Fairfax Media Ltd.	97,264	129,780
Fortescue Metals Group Ltd.	34,810	230,797
Foster’s Group Ltd.	73,245	433,353
Goodman Fielder Ltd.	18,447	23,469
Goodman Group (REIT)	182,566	129,353
GPT Group (REIT)	73,630	239,140
Harvey Norman Holdings Ltd.	6,811	21,135
Incitec Pivot Ltd.	175,095	784,204
Insurance Australia Group Ltd.	81,746	303,549
Leighton Holdings Ltd.	3,832	116,887
Lend Lease Group	12,876	120,797
MacArthur Coal Ltd.	4,884	58,600
Macquarie Group Ltd.	36,056	1,364,980
MAp Group	14,238	44,770
Metcash Ltd.	19,104	82,203
Mirvac Group (REIT)	88,392	113,828
National Australia Bank Ltd.	213,760	5,715,504
Newcrest Mining Ltd.	25,420	1,046,994
OneSteel Ltd.	34,036	85,901
Orica Ltd.	12,120	330,583
Origin Energy Ltd.	37,700	632,499
OZ Minerals Ltd.	106,829	176,245
Paladin Energy Ltd.*	13,189	49,248
Qantas Airways Ltd.*	53,845	121,414
QBE Insurance Group Ltd.	32,587	595,591
QR National Ltd.*	52,267	181,109
Ramsay Health Care Ltd.	3,622	71,519
Rio Tinto Ltd.	22,325	1,957,035
Santos Ltd.	24,956	401,396
Sonic Healthcare Ltd.	15,263	189,132
SP AusNet	17,690	16,102
Stockland Corp., Ltd. (REIT)	90,670	347,941
Suncorp Group Ltd.	37,965	333,002
TABCORP Holdings Ltd.	30,089	233,108
Tatts Group Ltd.	35,067	84,875
Telstra Corp., Ltd.	445,225	1,298,662
Toll Holdings Ltd.	27,973	171,578
Transurban Group	42,335	235,148
Wesfarmers Ltd.	34,147	1,122,468
Wesfarmers Ltd. (PPS)	5,562	185,191
Westfield Group (REIT)	70,373	679,861
Westfield Retail Trust (REIT)	95,224	258,057
Westpac Banking Corp.	101,267	2,548,458
Woodside Petroleum Ltd.	20,352	985,191
Woolworths Ltd.	40,361	1,122,170
WorleyParsons Ltd.	5,571	178,518

		43,882,949

Austria (0.3%)
Erste Group Bank AG	5,762	290,747
Immofinanz AG*	24,379	110,076
OMV AG	43,204	1,952,584
Raiffeisen Bank International AG	2,552	141,630
Telekom Austria AG	10,728	156,902
Verbund AG	2,236	99,344
Vienna Insurance Group AG	2,194	125,306
Voestalpine AG	4,713	221,284

		3,097,873

Belgium (1.1%)
Ageas	67,900	192,937
Anheuser-Busch InBev N.V.	81,614	4,649,089
Bekaert S.A.	1,174	133,919
Belgacom S.A.	4,070	157,668
Cie Nationale a Portefeuille	891	61,337
Colruyt S.A.	3,430	180,634
Delhaize Group S.A.	27,998	2,279,545
Dexia S.A.*	13,828	53,853
Groupe Bruxelles Lambert S.A.	2,278	212,718
KBC Groep N.V.*	54,503	2,049,607
Mobistar S.A.	1,357	94,080
Solvay S.A.	2,452	290,473
UCB S.A.	4,628	175,743
Umicore S.A.	2,847	141,197

		10,672,800

Bermuda (0.0%)
Seadrill Ltd.	8,062	291,560

		291,560

Brazil (2.1%)
Anhanguera Educacional Participacoes S.A.	73,500	1,780,945
BR Malls Participacoes S.A.	547,900	5,647,969
OGX Petroleo e Gas Participacoes S.A.*	1,027,800	12,319,876
Petroleo Brasileiro S.A. (ADR)	7,423	300,112
Vale S.A. (ADR)	12,276	409,405

		20,458,307

Canada (2.4%)
Agrium, Inc.	13,000	1,200,505
Canadian National Railway Co.	83,638	6,295,432
Magna International, Inc.	39,900	1,912,895
National Bank of Canada	21,400	1,739,150
New Gold, Inc.*	82,400	969,762
Nexen, Inc.	129,691	3,233,245
Pacific Rubiales Energy Corp.	136,235	3,780,012
Teck Resources Ltd., Class B	54,510	2,889,396
Toronto-Dominion Bank	12,300	1,088,541

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yellow Media, Inc.	90,000	$511,501

		23,620,439

China (0.8%)
Baidu, Inc. (ADR)*	20,406	2,812,151
China Life Insurance Co., Ltd., Class H	84,000	315,329
Foxconn International Holdings Ltd.*	100,424	60,292
Industrial & Commercial Bank of China Ltd., Class H	630,135	523,320
Li Ning Co., Ltd.	61,500	103,573
SINA Corp.*	24,017	2,570,780
Yangzijiang Shipbuilding Holdings Ltd.	63,182	90,725
Youku.com, Inc. (ADR)*	32,202	1,529,917

		8,006,087

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	29,326	106,396

		106,396

Denmark (1.5%)
A. P. Moller - Maersk A/S, Class A	24	220,558
A. P. Moller - Maersk A/S, Class B	45	423,297
Carlsberg A/S, Class B	3,426	368,895
Coloplast A/S, Class B	1,095	158,593
Danske Bank A/S*	44,884	993,877
DSV A/S	4,965	122,587
Novo Nordisk A/S, Class B	53,774	6,755,990
Novozymes A/S, Class B	18,249	2,793,957
Pandora A/S*	50,733	2,589,107
Tryg A/S	1,552	91,270
Vestas Wind Systems A/S*	6,466	280,457
William Demant Holding A/S*	689	59,665

		14,858,253

Finland (0.4%)
Elisa Oyj	2,982	65,631
Fortum Oyj*	13,692	464,927
Kesko Oyj, Class B*	2,564	119,912
Kone Oyj, Class B	5,323	306,276
Metso Oyj	4,014	215,827
Neste Oil Oyj	4,467	92,111
Nokia Oyj	120,425	1,029,971
Nokian Renkaat Oyj	3,566	151,764
Orion Oyj, Class B*	1,666	40,421
Outokumpu Oyj	6,019	104,238
Pohjola Bank plc, Class A	8,661	118,079
Rautaruukki Oyj	871	20,886
Sampo Oyj, Class A	12,734	406,230
Sanoma Oyj	4,655	105,355
Stora Enso Oyj, Class R	19,191	228,595
UPM-Kymmene Oyj*	14,904	315,140
Wartsila Oyj	5,246	204,824

		3,990,187

France (8.8%)
Accor S.A.	100,944	4,535,649
Aeroports de Paris S.A.	1,549	142,691
Air France-KLM*	4,672	77,799
Air Liquide S.A.	9,120	1,211,835
Alcatel-Lucent*	80,179	460,314
Alstom S.A.	6,341	374,960
Atos Origin S.A.*	1,940	113,755
AXA S.A.‡	55,619	1,162,249
bioMerieux S.A.	478	50,136
BNP Paribas S.A.	114,847	8,400,104
Bouygues S.A.	77,449	3,719,242
Bureau Veritas S.A.	1,856	145,773
Cap Gemini S.A.	37,402	2,172,456
Carrefour S.A.	20,550	909,817
Casino Guichard Perrachon S.A.	2,401	227,266
Christian Dior S.A.	2,200	309,695
Cie de Saint-Gobain S.A.	30,628	1,875,356
Cie Generale de Geophysique-Veritas*	17,978	648,298
Cie Generale des Etablissements Michelin, Class B	5,379	454,338
Cie Generale d’Optique Essilor International S.A.	6,296	467,549
CNP Assurances S.A.	5,136	109,036
Credit Agricole S.A.	31,689	520,054
Danone S.A.	18,885	1,233,678
Dassault Systemes S.A.	1,595	122,583
Edenred*	3,980	120,114
EDF S.A.	8,010	331,699
Eiffage S.A.	1,687	101,347
Eramet S.A.	299	110,512
Eurazeo S.A.	1,191	93,138
Eutelsat Communications S.A.	4,587	183,222
Faurecia*	864	31,591
Fonciere des Regions (REIT)	1,018	108,477
France Telecom S.A.	181,085	4,057,378
GDF Suez S.A.	40,623	1,655,164
Gecina S.A. (REIT)	1,046	144,266
Groupe Eurotunnel S.A. (Registered)	20,186	214,757
ICADE (REIT)	1,261	155,620
Iliad S.A.	976	117,018
Imerys S.A.	5,887	431,586
J.C. Decaux S.A.*	3,507	117,692
Klepierre S.A. (REIT)	4,402	178,671
Lafarge S.A.	16,753	1,045,020
Lagardere S.C.A.	21,193	904,796
Legrand S.A.	4,920	204,681
L’Oreal S.A.	7,659	892,226
LVMH Moet Hennessy Louis Vuitton S.A.	12,752	2,018,657
Metropole Television S.A.	677	17,692
Natixis S.A.*	36,222	204,873
Neopost S.A.	1,068	93,554
PagesJaunes Groupe S.A.	4,319	43,256
Pernod-Ricard S.A.	40,093	3,744,425
Peugeot S.A.*	5,441	214,982
PPR S.A.	6,458	989,819
Publicis Groupe S.A.	71,564	4,013,716
Renault S.A.*	48,372	2,674,245
Safran S.A.	4,955	175,134
Sanofi-Aventis S.A.	68,992	4,837,441
Schneider Electric S.A.	49,621	8,480,940
SCOR SE	7,519	204,754
Societe BIC S.A.	1,092	97,064
Societe Generale S.A.	88,813	5,770,946
Societe Television Francaise 1 S.A.	2,157	39,602
Sodexo S.A.	2,593	189,362
Suez Environnement Co. S.A.	11,265	233,086
Technip S.A.	3,108	331,451
Thales S.A.	4,207	167,805
Total S.A.	93,326	5,681,297
Unibail-Rodamco S.A. (REIT)	2,834	613,898
Vallourec S.A.	4,112	461,307
Veolia Environnement S.A.	13,255	412,143
Vinci S.A.	14,027	876,567
Vivendi S.A.	149,933	4,281,574

		87,513,198

Germany (7.1%)
Adidas AG	45,612	2,873,630
Allianz SE (Registered)	44,903	6,301,926

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Axel Springer AG	419	$67,724
BASF SE	130,076	11,250,496
Bayer AG (Registered)	36,232	2,805,654
Bayerische Motoren Werke (BMW) AG	10,636	885,559
Bayerische Motoren Werke (BMW) AG (Preference)	1,722	97,629
Beiersdorf AG	2,850	173,940
Brenntag AG*	815	90,507
Celesio AG	4,039	99,198
Commerzbank AG*	28,241	220,087
Continental AG*	1,111	100,249
Daimler AG (Registered)*	29,602	2,091,305
Deutsche Bank AG (Registered)	30,403	1,787,470
Deutsche Boerse AG	6,018	456,712
Deutsche Lufthansa AG (Registered)*	7,065	149,737
Deutsche Post AG (Registered)	26,640	480,234
Deutsche Telekom AG (Registered)	92,369	1,422,941
E.ON AG	185,086	5,652,649
Fraport AG	1,212	88,820
Fresenius Medical Care AG & Co. KGaA	10,478	703,714
Fresenius SE & Co. KGaA	3,989	368,985
GEA Group AG	5,457	179,730
Hannover Rueckversicherung AG (Registered)	1,989	108,595
HeidelbergCement AG	4,336	302,855
Henkel AG & Co. KGaA	4,628	241,790
Henkel AG & Co. KGaA (Preference)	5,714	353,958
Hochtief AG	1,948	209,538
Infineon Technologies AG	33,186	340,271
K+S AG	5,320	401,629
Kabel Deutschland Holding AG*	1,553	82,314
Lanxess AG	2,597	194,255
Linde AG	9,063	1,431,473
MAN SE	3,207	399,957
Merck KGaA	2,149	193,941
Metro AG	3,813	260,543
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	20,669	3,251,424
Porsche Automobil Holding SE (Preference)	2,886	189,001
ProSiebenSat.1 Media AG (Preference)	2,149	62,906
Puma AG Rudolf Dassler Sport	199	58,365
RWE AG	13,610	866,903
RWE AG (Preference)	1,770	107,487
Salzgitter AG	1,442	113,829
SAP AG	43,400	2,657,080
Siemens AG (Registered)	73,598	10,087,151
Suedzucker AG	2,105	58,710
Symrise AG	9,642	282,721
ThyssenKrupp AG	192,421	7,861,913
TUI AG*	4,785	57,187
United Internet AG (Registered)	2,006	36,105
Volkswagen AG	1,334	204,746
Volkswagen AG (Preference)	8,735	1,416,804
Wacker Chemie AG	802	180,378

		70,362,725

Greece (0.1%)
Alpha Bank AE*	11,820	76,218
Coca Cola Hellenic Bottling Co. S.A.	7,694	206,630
EFG Eurobank Ergasias S.A.*	6,917	43,132
Hellenic Telecommunications Organization S.A.	8,460	94,477
National Bank of Greece S.A.*	29,864	265,367
OPAP S.A.	7,714	165,187
Public Power Corp. S.A.	2,363	41,057

		892,068

Hong Kong (2.9%)
AIA Group Ltd.*	259,527	799,078
ASM Pacific Technology Ltd.	6,800	85,365
Bank of East Asia Ltd.	61,247	260,230
Belle International Holdings Ltd.	117,000	214,490
BOC Hong Kong Holdings Ltd.	115,000	374,781
Cathay Pacific Airways Ltd.	41,000	98,250
Cheung Kong Holdings Ltd.	45,000	733,556
Cheung Kong Infrastructure Holdings Ltd.	26,000	122,838
CLP Holdings Ltd.	65,000	525,612
CNOOC Ltd.	1,387,100	3,495,145
Esprit Holdings Ltd.	350,042	1,606,533
Hang Lung Group Ltd.	25,000	154,752
Hang Lung Properties Ltd.	1,017,000	4,451,839
Hang Seng Bank Ltd.	23,600	381,068
Henderson Land Development Co., Ltd.	31,000	214,809
Hong Kong & China Gas Co., Ltd.	138,200	331,529
Hong Kong Exchanges and Clearing Ltd.	44,800	973,343
Hopewell Holdings Ltd.	33,500	100,562
Hutchison Whampoa Ltd.	68,000	805,137
Hysan Development Co., Ltd.	24,448	100,576
Kerry Properties Ltd.	17,000	85,016
Li & Fung Ltd.	1,614,000	8,268,623
Lifestyle International Holdings Ltd.	35,500	84,979
Link REIT	90,313	282,716
MTR Corp.	49,589	183,603
New World Development Ltd.	871,808	1,539,958
Noble Group Ltd.	83,454	141,683
NWS Holdings Ltd.	70,653	108,088
Orient Overseas International Ltd.	11,500	120,713
PCCW Ltd.	116,974	48,723
Power Assets Holdings Ltd.	41,500	277,430
Shangri-La Asia Ltd.	67,166	173,559
Sino Land Co., Ltd.	85,373	151,681
SJM Holdings Ltd.	44,000	77,043
Sun Hung Kai Properties Ltd.	46,000	728,568
Swire Pacific Ltd., Class A	26,500	388,376
Wharf Holdings Ltd.	54,000	372,447
Wheelock & Co., Ltd.	44,000	165,172
Wing Hang Bank Ltd.	9,500	111,872
Yue Yuen Industrial Holdings Ltd.	23,000	73,182

		29,212,925

India (0.6%)
ICICI Bank Ltd. (ADR)	118,473	5,903,510

		5,903,510

Ireland (0.3%)
Bank of Ireland*	113,190	35,291
CRH plc	24,106	553,441
Elan Corp. plc*	24,520	168,710
Experian plc	34,383	425,813
James Hardie Industries SE (CDI)*	10,028	63,272
Kerry Group plc, Class A	4,846	180,622
Shire plc	18,800	546,179
WPP plc	102,781	1,267,113

		3,240,441

Israel (0.3%)
Bank Hapoalim B.M.*	25,900	134,700
Bank Leumi Le-Israel B.M.	32,713	167,501
Bezeq Israeli Telecommunication Corp., Ltd.	45,517	134,972

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cellcom Israel Ltd.	680	$22,313
Elbit Systems Ltd.	299	16,650
Israel Chemicals Ltd.	12,344	203,236
Israel Corp., Ltd.*	41	49,126
Israel Discount Bank Ltd., Class A*	7,030	14,824
Mizrahi Tefahot Bank Ltd.	1,516	17,119
NICE Systems Ltd.*	1,165	43,015
Partner Communications Co., Ltd.	1,271	24,162
Teva Pharmaceutical Industries Ltd.	30,480	1,529,145
Teva Pharmaceutical Industries Ltd. (ADR)	12,545	629,383

		2,986,146

Italy (2.0%)
A2A S.p.A.	63,180	102,343
Assicurazioni Generali S.p.A.	39,688	859,436
Atlantia S.p.A.	9,901	226,893
Autogrill S.p.A.*	2,955	41,606
Banca Monte dei Paschi di Siena S.p.A.*	49,912	62,282
Banco Popolare S.c.a.r.l	66,562	198,474
Enel Green Power S.p.A.*	49,820	138,244
Enel S.p.A.	209,512	1,320,702
ENI S.p.A.	204,855	5,031,254
Exor S.p.A.	1,808	55,628
Fiat Industrial S.p.A.*	26,264	377,052
Fiat S.p.A.	26,264	237,844
Finmeccanica S.p.A.	17,201	216,470
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	49,424	130,632
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	368,743	1,091,152
Luxottica Group S.p.A.	2,754	89,924
Mediaset S.p.A.	24,518	155,805
Mediobanca S.p.A.	20,996	214,835
Parmalat S.p.A.	48,536	162,608
Pirelli & C. S.p.A.	2,643	23,223
Prysmian S.p.A.	6,729	144,380
Saipem S.p.A.	8,016	426,124
Snam Rete Gas S.p.A.	40,578	228,073
Telecom Italia S.p.A.	1,817,898	2,795,313
Telecom Italia S.p.A. (RNC)	1,163,181	1,564,389
Terna Rete Elettrica Nazionale S.p.A.	42,513	203,523
UniCredit S.p.A.	1,349,791	3,336,139
Unione di Banche Italiane S.c.p.A.	17,514	149,670

		19,584,018

Japan (17.7%)
77 Bank Ltd.	13,000	65,328
ABC-Mart, Inc.	1,100	40,004
Advantest Corp.	6,800	122,462
Aeon Co., Ltd.	17,900	207,449
Aeon Mall Co., Ltd.	1,200	25,766
Air Water, Inc.	29,000	353,174
Aisin Seiki Co., Ltd.	7,300	253,455
Ajinomoto Co., Inc.	19,000	198,040
Alfresa Holdings Corp.	800	30,729
All Nippon Airways Co., Ltd.	19,000	56,648
Amada Co., Ltd.	8,000	66,747
Aozora Bank Ltd.	25,000	56,504
Asahi Breweries Ltd.	89,500	1,488,080
Asahi Glass Co., Ltd.	196,000	2,464,727
Asahi Kasei Corp.	36,000	242,799
Asics Corp.	2,000	26,737
Astellas Pharma, Inc.	14,800	548,016
Bank of Kyoto Ltd.	15,000	132,724
Bank of Yokohama Ltd.	34,000	161,457
Benesse Holdings, Inc.	1,700	69,590
Bridgestone Corp.	88,500	1,854,478
Brother Industries Ltd.	10,200	149,849
Canon Marketing Japan, Inc.	1,300	16,144
Canon, Inc.	141,600	6,162,443
Casio Computer Co., Ltd.	9,600	75,941
Central Japan Railway Co.	48	380,284
Chiba Bank Ltd.	21,000	117,648
Chiyoda Corp.	6,000	54,965
Chubu Electric Power Co., Inc.	21,200	471,508
Chugai Pharmaceutical Co., Ltd.	9,700	166,992
Chugoku Bank Ltd.	9,000	102,140
Chugoku Electric Power Co., Inc.	11,400	210,786
Chuo Mitsui Trust Holdings, Inc.	92,070	326,529
Citizen Holdings Co., Ltd.	3,800	21,883
Cosmo Oil Co., Ltd.	11,000	34,251
Credit Saison Co., Ltd.	3,200	51,474
Dai Nippon Printing Co., Ltd.	18,000	219,211
Daicel Chemical Industries Ltd.	10,000	61,673
Daido Steel Co., Ltd.	8,000	45,492
Daihatsu Motor Co., Ltd.	6,000	87,425
Dai-ichi Life Insurance Co., Ltd.	258	389,264
Daiichi Sankyo Co., Ltd.	21,100	407,389
Daikin Industries Ltd.	68,464	2,050,298
Dainippon Sumitomo Pharma Co., Ltd.	10,300	95,967
Daito Trust Construction Co., Ltd.	2,500	172,217
Daiwa House Industry Co., Ltd.	15,000	184,299
Daiwa Securities Group, Inc.	51,000	234,215
DeNA Co., Ltd.	90,000	3,251,383
Denki Kagaku Kogyo KK	11,000	54,220
Denso Corp.	16,000	530,897
Dentsu, Inc.	4,883	126,038
Dowa Holdings Co., Ltd.	8,000	49,820
East Japan Railway Co.	33,405	1,857,395
Eisai Co., Ltd.	7,700	276,230
Electric Power Development Co., Ltd.	3,200	98,562
Elpida Memory, Inc.*	4,600	59,228
FamilyMart Co., Ltd.	89,300	3,354,923
FANUC Corp.	32,800	4,964,559
Fast Retailing Co., Ltd.	1,600	200,240
Fuji Electric Holdings Co., Ltd.	9,000	28,456
Fuji Heavy Industries Ltd.	15,000	96,658
Fuji Media Holdings, Inc.	21	29,387
Fujifilm Holdings Corp.	16,700	517,182
Fujitsu Ltd.	383,000	2,164,102
Fukuoka Financial Group, Inc.	20,000	83,193
Furukawa Electric Co., Ltd.	208,000	840,202
Gree, Inc.	3,000	50,313
GS Yuasa Corp.	9,000	59,834
Gunma Bank Ltd.	20,000	106,035
Hachijuni Bank Ltd.	21,000	120,930
Hakuhodo DY Holdings, Inc.	670	35,361
Hamamatsu Photonics KK	2,200	87,148
Hankyu Hanshin Holdings, Inc.	47,000	216,975
Hino Motors Ltd.	5,000	24,465
Hirose Electric Co., Ltd.	1,400	150,805
Hiroshima Bank Ltd.	27,000	117,180
Hisamitsu Pharmaceutical Co., Inc.	3,300	133,103
Hitachi Chemical Co., Ltd.	5,300	107,746
Hitachi Construction Machinery Co., Ltd.	2,100	52,588
Hitachi High-Technologies Corp.	3,900	77,784
Hitachi Ltd.	144,000	749,603
Hitachi Metals Ltd.	3,000	37,798
Hokkaido Electric Power Co., Inc.	8,100	157,073
Hokuhoku Financial Group, Inc.	62,000	120,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hokuriku Electric Power Co.	5,400	$122,308
Honda Motor Co., Ltd.	249,400	9,369,740
Hoya Corp.	15,300	349,115
Ibiden Co., Ltd.	3,300	104,221
Idemitsu Kosan Co., Ltd.	700	81,967
IHI Corp.	26,000	63,453
INPEX Corp.	71	538,603
Isetan Mitsukoshi Holdings Ltd.	15,000	135,069
Isuzu Motors Ltd.	215,000	850,385
ITOCHU Corp.	47,600	498,432
ITOCHU Techno-Solutions Corp.	400	12,950
Iyo Bank Ltd.	12,000	99,976
J. Front Retailing Co., Ltd.	22,000	91,512
Japan Petroleum Exploration Co.	500	25,006
Japan Prime Realty Investment Corp. (REIT)	25	67,504
Japan Real Estate Investment Corp. (REIT)	21	198,690
Japan Retail Fund Investment Corp. (REIT)	42	65,742
Japan Steel Works Ltd.	8,000	62,611
Japan Tobacco, Inc.	1,180	4,262,924
JFE Holdings, Inc.	76,100	2,226,826
JGC Corp.	5,000	117,035
Joyo Bank Ltd.	16,000	62,900
JS Group Corp.	7,100	184,371
JSR Corp.	4,700	94,305
JTEKT Corp.	5,900	76,747
Jupiter Telecommunications Co., Ltd.	64	62,861
JX Holdings, Inc.	245,344	1,651,751
Kajima Corp.	43,000	120,450
Kamigumi Co., Ltd.	10,000	85,477
Kaneka Corp.	11,000	76,569
Kansai Electric Power Co., Inc.	23,900	520,352
Kansai Paint Co., Ltd.	7,000	60,676
Kao Corp.	16,600	414,102
Kawasaki Heavy Industries Ltd.	40,000	176,004
Kawasaki Kisen Kaisha Ltd.	15,000	55,362
KDDI Corp.	99	612,948
Keikyu Corp.	19,000	136,824
Keio Corp.	26,000	155,350
Keisei Electric Railway Co., Ltd.	9,000	51,611
Keyence Corp.	1,200	307,141
Kikkoman Corp.	6,000	56,552
Kinden Corp.	3,000	27,302
Kintetsu Corp.	67,000	215,064
Kirin Holdings Co., Ltd.	26,000	341,645
Kobe Steel Ltd.	72,000	186,968
Koito Manufacturing Co., Ltd.	2,000	32,051
Komatsu Ltd.	241,900	8,215,527
Konami Corp.	1,400	25,920
Konica Minolta Holdings, Inc.	115,000	963,633
Kubota Corp.	107,000	1,008,512
Kuraray Co., Ltd.	9,500	122,433
Kurita Water Industries Ltd.	5,100	150,768
Kyocera Corp.	5,500	557,406
Kyowa Hakko Kirin Co., Ltd.	12,000	112,527
Kyushu Electric Power Co., Inc.	11,400	222,710
Lawson, Inc.	2,000	96,417
Mabuchi Motor Co., Ltd.	500	23,804
Makita Corp.	2,600	120,967
Marubeni Corp.	720,000	5,184,900
Marui Group Co., Ltd.	3,000	19,368
Maruichi Steel Tube Ltd.	300	7,412
Mazda Motor Corp.	61,000	134,203
McDonald’s Holdings Co. Japan Ltd.	4,100	98,976
Medipal Holdings Corp.	2,700	23,890
MEIJI Holdings Co., Ltd.	2,282	91,768
Minebea Co., Ltd.	6,000	33,109
Miraca Holdings, Inc.	1,500	57,436
Mitsubishi Chemical Holdings Corp.	42,000	264,078
Mitsubishi Corp.	159,500	4,427,573
Mitsubishi Electric Corp.	150,000	1,770,858
Mitsubishi Estate Co., Ltd.	38,000	642,775
Mitsubishi Gas Chemical Co., Inc.	195,000	1,399,555
Mitsubishi Heavy Industries Ltd.	112,000	514,354
Mitsubishi Logistics Corp.	3,000	33,542
Mitsubishi Materials Corp.	51,000	172,902
Mitsubishi Motors Corp.*	142,000	174,128
Mitsubishi Tanabe Pharma Corp.	5,000	81,149
Mitsubishi UFJ Financial Group, Inc.	715,900	3,304,948
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,850	114,267
Mitsui & Co., Ltd.	107,500	1,926,936
Mitsui Chemicals, Inc.	22,000	77,759
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	23,924
Mitsui Fudosan Co., Ltd.	91,000	1,502,080
Mitsui Mining & Smelting Co., Ltd.	10,000	34,744
Mitsui O.S.K. Lines Ltd.	34,000	195,792
Mitsumi Electric Co., Ltd.	3,400	45,249
Mizuho Financial Group, Inc.	668,050	1,108,330
Mizuho Securities Co., Ltd.	32,000	85,020
Mizuho Trust & Banking Co., Ltd.	85,000	76,641
MS&AD Insurance Group Holdings, Inc.	16,738	381,123
Murata Manufacturing Co., Ltd.	13,100	943,364
Nabtesco Corp.	2,600	65,391
Namco Bandai Holdings, Inc.	7,600	82,871
NEC Corp.*	79,000	171,904
NGK Insulators Ltd.	7,000	125,138
NGK Spark Plug Co., Ltd.	67,000	915,028
NHK Spring Co., Ltd.	6,000	59,437
Nidec Corp.	10,500	908,872
Nikon Corp.	9,100	187,623
Nintendo Co., Ltd.	5,200	1,404,713
Nippon Building Fund, Inc. (REIT)	16	155,807
Nippon Electric Glass Co., Ltd.	14,000	198,269
Nippon Express Co., Ltd.	155,000	594,434
Nippon Meat Packers, Inc.	4,000	50,445
Nippon Paper Group, Inc.	2,368	50,446
Nippon Sheet Glass Co., Ltd.	30,000	86,559
Nippon Steel Corp.	182,000	582,015
Nippon Telegraph & Telephone Corp.	74,392	3,340,396
Nippon Yusen KK	42,000	164,102
Nishi-Nippon City Bank Ltd.	25,000	71,832
Nissan Chemical Industries Ltd.	6,000	62,034
Nissan Motor Co., Ltd.	354,600	3,146,126
Nisshin Seifun Group, Inc.	9,500	109,528
Nisshin Steel Co., Ltd.	25,000	53,799
Nisshinbo Holdings, Inc.	1,000	9,702
Nissin Foods Holdings Co., Ltd.	800	28,199
Nitori Holdings Co., Ltd.	1,750	153,793
Nitto Denko Corp.	5,400	286,295
NKSJ Holdings, Inc.	52,892	345,280
NOK Corp.	2,000	35,441
Nomura Holdings, Inc.	124,800	652,657
Nomura Real Estate Holdings, Inc.	1,300	19,708
Nomura Real Estate Office Fund, Inc. (REIT)	10	67,685

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nomura Research Institute Ltd.	4,700	$103,741
NSK Ltd.	20,000	172,397
NTN Corp.	20,000	95,937
NTT Data Corp.	36	111,272
NTT DoCoMo, Inc.	499	877,059
NTT Urban Development Corp.	3	2,514
Obayashi Corp.	31,000	137,894
Obic Co., Ltd.	120	22,765
Odakyu Electric Railway Co., Ltd.	26,000	219,115
OJI Paper Co., Ltd.	24,000	113,970
Olympus Corp.	8,900	247,591
Omron Corp.	19,200	539,668
Ono Pharmaceutical Co., Ltd.	3,600	177,014
Oracle Corp. Japan	2,100	87,479
Oriental Land Co., Ltd.	1,800	143,039
ORIX Corp.	17,210	1,611,756
Osaka Gas Co., Ltd.	58,000	231,498
Otsuka Corp.	200	12,864
Otsuka Holdings Co., Ltd.	8,300	205,055
Panasonic Corp.	72,800	925,973
Rakuten, Inc.	198	178,052
Resona Holdings, Inc.	60,657	288,773
Ricoh Co., Ltd.	21,000	246,405
Rinnai Corp.	1,000	66,362
Rohm Co., Ltd.	3,800	238,014
Sankyo Co., Ltd.	1,300	66,657
Santen Pharmaceutical Co., Ltd.	1,700	67,751
Sapporo Hokuyo Holdings, Inc.	4,955	23,828
Sapporo Holdings Ltd.	8,000	29,815
SBI Holdings, Inc.	405	50,978
Secom Co., Ltd.	6,500	302,026
Sega Sammy Holdings, Inc.	4,800	83,443
Seiko Epson Corp.	2,700	43,236
Sekisui Chemical Co., Ltd.	20,000	156,528
Sekisui House Ltd.	22,000	206,300
Senshu Ikeda Holdings, Inc.	5,522	7,502
Seven & I Holdings Co., Ltd.	24,800	632,671
Seven Bank Ltd.	15	30,206
Sharp Corp.	299,000	2,965,557
Shikoku Electric Power Co., Inc.	7,400	201,325
Shimadzu Corp.	4,000	35,537
Shimamura Co., Ltd.	400	35,249
Shimano, Inc.	3,100	154,851
Shimizu Corp.	14,000	62,275
Shin-Etsu Chemical Co., Ltd.	23,700	1,178,162
Shinko Electric Industries Co., Ltd.	600	6,146
Shinsei Bank Ltd.	48,000	56,552
Shionogi & Co., Ltd.	8,400	143,299
Shiseido Co., Ltd.	11,000	190,430
Shizuoka Bank Ltd.	18,000	148,882
Showa Denko KK	63,000	126,485
Showa Shell Sekiyu KK	12,100	126,266
SMC Corp.	3,700	608,956
Softbank Corp.	27,100	1,081,654
Sojitz Corp.	62,600	124,929
Sony Corp.	94,500	3,026,545
Sony Financial Holdings, Inc.	8,000	158,692
Square Enix Holdings Co., Ltd.	3,600	62,496
Stanley Electric Co., Ltd.	3,800	62,816
Sumco Corp.*	12,300	247,981
Sumitomo Chemical Co., Ltd.	45,000	224,513
Sumitomo Corp.	71,300	1,019,184
Sumitomo Electric Industries Ltd.	161,300	2,231,982
Sumitomo Heavy Industries Ltd.	14,000	91,392
Sumitomo Metal Industries Ltd.	127,000	283,987
Sumitomo Metal Mining Co., Ltd.	17,000	292,462
Sumitomo Mitsui Financial Group, Inc.	109,784	3,413,097
Sumitomo Realty & Development Co., Ltd.	203,000	4,060,976
Sumitomo Rubber Industries Ltd.	46,000	470,065
Suruga Bank Ltd.	4,000	35,489
Suzuken Co., Ltd.	1,400	36,927
Suzuki Motor Corp.	9,900	221,256
Sysmex Corp.	3,400	120,255
T&D Holdings, Inc.	10,650	262,473
Taisei Corp.	51,000	125,691
Taisho Pharmaceutical Co., Ltd.	3,000	64,919
Taiyo Nippon Sanso Corp.	14,000	116,639
Takashimaya Co., Ltd.	6,000	38,302
Takeda Pharmaceutical Co., Ltd.	23,900	1,114,835
TDK Corp.	4,200	248,173
Teijin Ltd.	31,000	138,639
Terumo Corp.	6,400	337,389
THK Co., Ltd.	2,400	60,361
Tobu Railway Co., Ltd.	35,000	143,063
Toho Co., Ltd.	1,500	21,514
Toho Gas Co., Ltd.	5,000	25,787
Tohoku Electric Power Co., Inc.	14,200	239,853
Tokio Marine Holdings, Inc.	23,400	625,650
Tokuyama Corp.	11,000	58,716
Tokyo Electric Power Co., Inc.	210,500	1,179,286
Tokyo Electron Ltd.	5,200	286,631
Tokyo Gas Co., Ltd.	239,000	1,091,849
Tokyo Steel Manufacturing Co., Ltd.	1,500	17,510
Tokyo Tatemono Co., Ltd.	7,000	26,172
Tokyu Corp.	48,000	199,086
Tokyu Land Corp.	8,000	34,816
TonenGeneral Sekiyu KK	14,000	172,854
Toppan Printing Co., Ltd.	23,000	181,390
Toray Industries, Inc.	48,000	349,122
Toshiba Corp.	1,160,000	5,675,884
Tosoh Corp.	7,000	25,162
TOTO Ltd.	14,000	112,599
Toyo Seikan Kaisha Ltd.	7,400	121,346
Toyo Suisan Kaisha Ltd.	2,000	43,424
Toyoda Gosei Co., Ltd.	1,400	29,168
Toyota Boshoku Corp.	600	8,634
Toyota Industries Corp.	7,400	223,833
Toyota Motor Corp.	192,000	7,732,628
Toyota Tsusho Corp.	9,800	161,645
Trend Micro, Inc.	4,500	119,830
Tsumura & Co.	1,200	37,653
Ube Industries Ltd.	47,000	149,735
Unicharm Corp.	4,200	152,741
UNY Co., Ltd.	3,600	33,412
Ushio, Inc.	2,200	43,032
USS Co., Ltd.	760	59,115
West Japan Railway Co.	50	192,955
Yahoo! Japan Corp.	1,665	595,701
Yakult Honsha Co., Ltd.	2,300	58,786
Yamada Denki Co., Ltd.	44,780	3,020,147
Yamaguchi Financial Group, Inc.	11,000	101,827
Yamaha Corp.	6,100	69,155
Yamaha Motor Co., Ltd.*	7,000	122,193
Yamato Holdings Co., Ltd.	11,000	170,594
Yamato Kogyo Co., Ltd.	1,400	46,622
Yamazaki Baking Co., Ltd.	7,000	81,546
Yaskawa Electric Corp.	4,000	47,415

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.*	9,300	$70,885

		176,143,330

Luxembourg (0.6%)
ArcelorMittal S.A.	29,965	1,083,955
Millicom International Cellular S.A.	43,710	4,203,591
Millicom International Cellular S.A. (SDR)	2,223	212,724
SES S.A.	11,608	298,994
Tenaris S.A.	16,932	415,851

		6,215,115

Macau (0.1%)
Sands China Ltd.*	161,733	360,952
Wynn Macau Ltd.	34,000	94,851

		455,803

Mauritius (0.0%)
Essar Energy plc*	9,424	71,523

		71,523

Mexico (0.1%)
America Movil S.A.B. de C.V. (ADR)	6,439	374,106
Fresnillo plc	5,968	147,725

		521,831

Netherlands (5.2%)
Aegon N.V.*	332,179	2,487,517
Akzo Nobel N.V.	7,642	525,050
ASML Holding N.V.*	158,472	6,984,641
Corio N.V. (REIT)	2,765	193,420
Delta Lloyd N.V.	1,098	29,223
European Aeronautic Defence and Space Co. N.V.*	13,568	394,955
Fugro N.V. (CVA)	2,226	196,158
Heineken Holding N.V.	4,837	232,522
Heineken N.V.	8,342	455,808
ING Groep N.V. (CVA)*	520,763	6,591,304
Koninklijke (Royal) KPN N.V.	54,980	936,570
Koninklijke Ahold N.V.	172,000	2,307,905
Koninklijke Boskalis Westminster N.V.	1,633	86,358
Koninklijke DSM N.V.	33,691	2,070,066
Koninklijke Philips Electronics N.V.*	33,519	1,071,433
Koninklijke Vopak N.V.	1,663	80,014
LyondellBasell Industries N.V., Class A*	125,017	4,944,422
QIAGEN N.V.*	9,755	194,860
Randstad Holding N.V.*	3,031	168,814
Reed Elsevier N.V.	60,513	778,692
Royal Dutch Shell plc (BATS Europe Exchange), Class A	172,007	6,251,439
Royal Dutch Shell plc (Euro Comp Exchange), Class A	118,793	4,314,453
Royal Dutch Shell plc, Class B	90,298	3,273,747
SBM Offshore N.V.	5,529	160,475
Sensata Technologies Holding N.V.*	126,664	4,399,041
TNT N.V.	13,777	353,398
Unilever N.V. (CVA)	54,977	1,723,834
Wolters Kluwer N.V.	21,789	509,510

		51,715,629

New Zealand (0.0%)
Auckland International Airport Ltd.	26,544	44,861
Contact Energy Ltd.*	9,129	40,539
Fletcher Building Ltd.	27,578	196,532
Sky City Entertainment Group Ltd.	30,510	78,683
Telecom Corp. of New Zealand Ltd.	52,857	81,063

		441,678

Norway (0.4%)
Aker Solutions ASA	3,515	80,784
DnB NOR ASA	62,633	960,971
Norsk Hydro ASA	30,412	249,444
Orkla ASA	23,554	228,289
Renewable Energy Corp. ASA*	19,768	69,382
Statoil ASA	36,814	1,020,494
Telenor ASA	80,300	1,321,333
Yara International ASA	6,550	331,867

		4,262,564

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	129,456	105,676
Banco Espirito Santo S.A. (Registered).	11,619	47,588
Brisa Auto-Estradas de Portugal S.A.	2,208	14,936
Cimpor Cimentos de Portugal SGPS S.A.	14,207	102,966
EDP - Energias de Portugal S.A.	411,047	1,600,808
Galp Energia SGPS S.A., Class B	5,828	124,759
Jeronimo Martins SGPS S.A.	7,324	117,808
Portugal Telecom SGPS S.A. (Registered)	20,101	231,999

		2,346,540

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)(b)†	49,000	75,337
CapitaLand Ltd.	73,000	191,115
CapitaMall Trust (REIT)	49,000	73,082
CapitaMalls Asia Ltd.	74,032	104,543
City Developments Ltd.	23,000	210,202
ComfortDelGro Corp., Ltd.	76,000	94,058
Cosco Corp., (Singapore) Ltd.	6,000	9,758
DBS Group Holdings Ltd.	56,000	650,409
Fraser and Neave Ltd.	33,000	157,342
Genting Singapore plc*	193,677	314,984
Global Logistic Properties Ltd.*	52,000	77,144
Golden Agri-Resources Ltd.	161,576	88,447
Hutchison Port Holdings Trust*	172,000	170,280
Jardine Cycle & Carriage Ltd.	4,000	116,144
Keppel Corp., Ltd.	38,000	370,805
Keppel Land Ltd.	13,000	46,307
Neptune Orient Lines Ltd.*	9,000	13,852
Olam International Ltd.	58,962	130,975
Oversea-Chinese Banking Corp., Ltd.	83,525	634,803
SembCorp Industries Ltd.	223,000	921,722
SembCorp Marine Ltd.	23,000	106,561
Singapore Airlines Ltd.	18,000	195,351
Singapore Exchange Ltd.	23,000	143,237
Singapore Press Holdings Ltd.	55,000	171,916
Singapore Technologies Engineering Ltd.	48,000	124,141
Singapore Telecommunications Ltd.	287,000	687,616
StarHub Ltd.	37,000	79,254
United Overseas Bank Ltd.	44,000	656,248
UOL Group Ltd.	18,000	67,830
Wilmar International Ltd.	61,000	264,229

		6,947,692

South Korea (0.1%)
Samsung Electronics Co., Ltd.	708	601,537

		601,537

Spain (2.6%)
Abertis Infraestructuras S.A.	8,545	185,646
Acciona S.A.	1,329	144,424
Acerinox S.A.	2,131	42,054
ACS Actividades de Construccion y Servicios S.A.	4,745	222,450

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Amadeus IT Holding S.A., Class A*	6,111	$116,917
Banco Bilbao Vizcaya Argentaria S.A.	399,654	4,848,862
Banco de Sabadell S.A.	26,037	113,909
Banco de Valencia S.A.*	6,923	31,004
Banco Popular Espanol S.A.	23,444	137,817
Banco Santander S.A.	273,599	3,176,403
Bankinter S.A.	10,548	72,351
Criteria Caixacorp S.A.	376,975	2,658,957
EDP Renovaveis S.A.*	13,977	100,388
Enagas S.A.	4,010	90,473
Ferrovial S.A.	13,481	169,082
Fomento de Construcciones y Contratas S.A.	1,127	37,310
Gas Natural SDG S.A.	10,523	197,674
Gestevision Telecinco S.A.*	3,504	40,114
Grifols S.A.	4,422	77,082
Iberdrola Renovables S.A.	18,168	78,402
Iberdrola S.A.	129,403	1,125,281
Inditex S.A.	91,713	7,359,222
Indra Sistemas S.A.	1,262	25,307
Mapfre S.A.	40,268	151,743
Red Electrica Corporacion S.A.	2,841	161,453
Repsol YPF S.A.	24,637	844,084
Telefonica S.A.	136,498	3,417,205
Zardoya Otis S.A.	4,648	77,070

		25,702,684

Sweden (1.2%)
Alfa Laval AB	11,137	241,905
Assa Abloy AB, Class B	9,189	264,232
Atlas Copco AB, Class A	44,643	1,186,821
Atlas Copco AB, Class B	13,801	333,661
Boliden AB	6,759	145,634
Electrolux AB, Class B*	6,900	177,859
Getinge AB, Class B	5,764	142,276
Hennes & Mauritz AB, Class B	33,924	1,126,518
Hexagon AB, Class B	8,436	201,414
Holmen AB, Class B	1,621	56,037
Husqvarna AB, Class B	19,779	169,528
Industrivarden AB, Class C	3,159	56,154
Investor AB, Class B	13,743	333,565
Kinnevik Investment AB, Class B	7,160	166,865
Modern Times Group AB, Class B	1,147	87,226
Nordea Bank AB	86,677	948,903
Ratos AB, Class B	3,357	132,538
Sandvik AB	31,742	598,944
Scania AB, Class B	13,214	306,280
Securitas AB, Class B	14,534	173,043
Skandinaviska Enskilda Banken AB, Class A	44,425	396,256
Skanska AB, Class B	11,735	247,086
SKF AB, Class B	11,651	339,272
SSAB AB, Class A*	4,639	73,459
Svenska Cellulosa AB, Class B	18,875	303,823
Svenska Handelsbanken AB, Class A	15,355	503,570
Swedbank AB, Class A	23,891	408,788
Swedish Match AB	7,007	233,015
Tele2 AB, Class B	9,929	229,352
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,258,212
TeliaSonera AB	76,571	661,758
Volvo AB, Class B*	44,778	787,458

		12,291,452

Switzerland (6.8%)
ABB Ltd. (Registered)*	105,804	2,541,139
Actelion Ltd. (Registered)*	3,527	202,942
Adecco S.A. (Registered)	3,538	232,657
Aryzta AG	1,832	93,744
Baloise Holding AG (Registered)	1,194	118,295
Cie Financiere Richemont S.A., Class A	16,934	978,061
Clariant AG (Registered)*	31,500	568,269
Credit Suisse Group AG (Registered)	55,243	2,347,452
GAM Holding Ltd.*	4,202	79,831
Geberit AG (Registered)	1,138	247,795
Givaudan S.A. (Registered)*	276	277,502
Holcim Ltd. (Registered)	15,528	1,169,883
Informa plc	230,300	1,539,487
Julius Baer Group Ltd.	93,362	4,051,616
Kuehne + Nagel International AG (Registered)	1,868	261,337
Lindt & Spruengli AG	35	101,094
Lindt & Spruengli AG (Registered)	5	162,575
Logitech International S.A. (Registered)*	3,838	69,113
Lonza Group AG (Registered)	1,101	92,359
Nestle S.A. (Registered)	182,527	10,462,762
Novartis AG (Registered)	157,046	8,518,271
Pargesa Holding S.A.	1,401	134,227
Roche Holding AG	45,247	6,463,153
Schindler Holding AG	1,616	194,237
Schindler Holding AG (Registered)	1,039	125,449
SGS S.A. (Registered)	363	646,168
Sika AG	52	125,230
Sonova Holding AG (Registered)	1,266	112,817
STMicroelectronics N.V.	19,085	236,393
Straumann Holding AG (Registered)	316	81,262
Swatch Group AG	19,205	8,491,182
Swatch Group AG (Registered)	1,682	133,681
Swiss Life Holding AG (Registered)*	818	135,190
Swiss Reinsurance Co., Ltd. (Registered)	11,617	664,642
Swisscom AG (Registered)	806	359,343
Syngenta AG (Registered)	3,165	1,028,582
Transocean Ltd.*	10,415	818,686
UBS AG (Registered)*	153,379	2,751,972
Wolseley plc*	9,511	320,256
Xstrata plc	342,165	7,997,489
Zurich Financial Services AG	8,242	2,307,042

		67,243,185

Taiwan (0.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	36,834	448,638

		448,638

United Kingdom (14.3%)
3i Group plc	32,514	155,903
Admiral Group plc	6,237	155,484
Aggreko plc	7,120	180,009
AMEC plc	11,118	212,777
Anglo American plc	43,208	2,222,909
Antofagasta plc	13,212	288,460
ARM Holdings plc	349,641	3,225,141
Associated British Foods plc	11,893	189,261
AstraZeneca plc	149,327	6,858,327
Autonomy Corp. plc*	19,406	494,673
Aviva plc	405,492	2,815,322
Babcock International Group plc	11,991	119,455
BAE Systems plc	531,128	2,768,263
Balfour Beatty plc	23,696	130,689
Barclays plc	2,484,452	11,061,916
BG Group plc	165,550	4,119,073
BHP Billiton plc	73,944	2,918,076

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
BP plc	1,250,902	$9,110,404
British American Tobacco plc	85,858	3,446,090
British Land Co. plc (REIT)	62,458	553,578
British Sky Broadcasting Group plc	37,982	502,678
BT Group plc, Class A	259,746	773,367
Bunzl plc	10,989	131,245
Burberry Group plc	44,961	846,764
Cable & Wireless Worldwide plc	64,712	54,449
Cairn Energy plc*	41,883	310,479
Capita Group plc	20,877	248,837
Capital Shopping Centres Group plc (REIT)	16,532	101,574
Carnival plc	5,549	218,270
Centrica plc	279,735	1,459,787
Cobham plc	38,352	141,629
Compass Group plc	62,136	558,698
Diageo plc	83,831	1,593,608
Eurasian Natural Resources Corp.	8,489	127,533
Firstgroup plc	152,442	797,958
G4S plc	42,319	173,386
GKN plc	460,500	1,484,117
GlaxoSmithKline plc	205,752	3,926,151
Hammerson plc (REIT)	23,536	168,734
Home Retail Group plc	29,399	91,070
HSBC Holdings plc (Hong Kong Exchange)	130,233	1,368,706
HSBC Holdings plc (London Exchange)	583,223	5,997,237
ICAP plc	84,818	718,423
Imperial Tobacco Group plc	145,626	4,501,727
Inmarsat plc	14,605	141,513
Intercontinental Hotels Group plc	8,613	176,581
International Consolidated Airlines Group S.A.*	31,006	114,117
International Power plc	51,006	252,017
Intertek Group plc	5,300	172,936
Invensys plc	27,024	149,651
Investec plc	13,763	105,469
ITV plc*	89,381	110,908
J Sainsbury plc	39,569	212,837
Johnson Matthey plc	7,193	214,626
Kazakhmys plc	7,170	160,339
Kingfisher plc	79,120	312,107
Land Securities Group plc (REIT)	25,330	298,053
Legal & General Group plc	196,397	362,949
Lloyds Banking Group plc*	3,582,133	3,338,117
London Stock Exchange Group plc	4,933	65,880
Lonmin plc	5,134	140,258
Man Group plc	175,159	690,955
Marks & Spencer Group plc	126,302	682,200
National Grid plc	115,383	1,099,479
Next plc	6,613	210,050
Old Mutual plc	199,936	436,203
Pearson plc	27,169	479,865
Petrofac Ltd.	6,888	164,530
Prudential plc	216,271	2,451,145
Randgold Resources Ltd.*	3,019	240,604
Reckitt Benckiser Group plc	20,284	1,041,918
Reed Elsevier plc	40,631	351,973
Rentokil Initial plc*	345,000	498,104
Resolution Ltd.	48,205	228,821
Rexam plc	29,378	171,264
Rio Tinto plc	132,117	9,280,944
Rolls-Royce Group plc*	342,882	3,404,818
Royal Bank of Scotland Group plc*	566,441	370,652
RSA Insurance Group plc	114,322	241,165
SABMiller plc	31,392	1,111,676
Sage Group plc	44,002	196,305
Schroders plc	4,067	113,262
Scottish & Southern Energy plc	30,928	625,641
Segro plc (REIT)	17,267	89,055
Serco Group plc	16,438	147,144
Severn Trent plc	7,927	185,788
Smith & Nephew plc	29,672	334,627
Smiths Group plc	13,063	271,795
Standard Chartered plc	284,457	7,378,790
Standard Life plc	74,922	248,553
Subsea 7 S.A.	9,283	234,498
Tesco plc	1,002,875	6,129,574
Thomas Cook Group plc	277,955	760,698
TUI Travel plc	18,728	68,199
Tullow Oil plc	213,975	4,970,386
Unilever plc	76,619	2,335,332
United Utilities Group plc	22,841	216,735
Vedanta Resources plc	4,570	174,409
Vodafone Group plc	3,760,279	10,646,903
Weir Group plc	6,560	182,163
Whitbread plc	5,868	155,322
WM Morrison Supermarkets plc	70,471	312,017

		142,584,157

United States (0.7%)
Citigroup, Inc.*	1,416,482	6,260,850
Sims Metal Management Ltd.	3,915	70,906
Synthes, Inc.	1,958	264,762

		6,596,518

Total Common Stocks (86.1%) (Cost $703,598,877)		856,658,627

	Number of Rights	Value (Note 1)
RIGHTS:
Denmark (0.0%)
Danske Bank A/S, expiring 4/4/11*	25,682	49,624

Germany (0.0%)
Porsche Automobil Holding SE, expiring 4/12/11*	2,886	25,019

Total Rights (0.0%) (Cost $23,531)		74,643

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	21

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.2%)
BlackRock Liquidity Funds TempFund 0.14%‡	2,191,205	2,191,205

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 4/1/11	$5,983,612	5,983,612

Total Short-Term Investments (0.8%) (Cost $8,174,817)		$8,174,817

Total Investments (86.9%) (Cost $711,797,225)		864,908,108
Other Assets Less Liabilities (13.1%)		130,322,500

Net Assets (100%)		$995,230,608

*	Non-income producing.

†	Securities (totaling $356,835 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	12.1%
Consumer Staples	6.8
Energy	7.9
Financials	20.7
Health Care	5.4
Industrials	11.3
Information Technology	5.7
Materials	9.3
Telecommunication Services	4.5
Utilities	2.4
Cash and Other	13.9

100.0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$269,791	$—	$—	$281,498	$3,941	$—
AXA S.A.	925,330	—	—	1,162,249	—	—
BlackRock Liquidity Funds TempFund	2,903,453	11,216,510	11,928,758	2,191,205	1,939	—

	$4,098,574	$11,216,510	$11,928,758	$3,634,952	$5,880	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,295	June-11	$51,485,379	$52,195,192	$709,813
E-Mini MSCI EAFE Index	26	June-11	2,166,142	2,193,100	26,958
FTSE 100 Index	328	June-11	30,446,604	30,962,921	516,317
SPI 200 Index	104	June-11	12,480,274	13,083,493	603,219
TOPIX Index	283	June-11	31,760,219	29,463,573	(2,296,646)

					$(440,339)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 6/17/11	Deutsche Bank AG	7,150	$11,458,399	$11,450,296	$8,103
Japanese Yen vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	689,767	8,296,318	8,508,289	(211,971)

					$(203,868)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	2,897	$2,922,513	$2,983,461	$(60,948)
Canadian Dollar vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	1,386	1,421,461	1,427,365	(5,904)
Japanese Yen vs. U.S. Dollar, expiring 6/15/11	JPMorgan Chase Bank	689,767	8,338,677	8,296,318	42,359

					$(24,493)

					$(228,361)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,205,341	$117,404,373	$—	$121,609,714
Consumer Staples	—	68,608,440	—	68,608,440
Energy	19,633,245	59,593,827	—	79,227,072
Financials	20,640,020	177,029,738	356,835	198,026,593
Health Care	629,383	51,766,187	—	52,395,570
Industrials	10,694,473	107,198,448	—	117,892,921
Information Technology	10,750,355	44,870,589	—	55,620,944
Materials	10,413,490	84,934,502	—	95,347,992
Telecommunication Services	4,577,697	37,801,135	—	42,378,832
Utilities	—	25,550,549	—	25,550,549
Forward Currency Contracts	—	50,462	—	50,462
Futures	1,856,307	—	—	1,856,307
Rights
Consumer Discretionary	—	25,019	—	25,019
Financials	—	49,624	—	49,624
Short-Term Investments	—	8,174,817	—	8,174,817
Warrants
Consumer Staples	—	21	—	21

Total Assets	$83,400,311	$783,057,731	$356,835	$866,814,877

Liabilities:
Forward Currency Contracts	$—	$(278,823)	$—	$(278,823)
Futures	(2,296,646)	—	—	(2,296,646)

Total Liabilities	$(2,296,646)	$(278,823)	$—	$(2,575,469)

Total	$81,103,665	$782,778,908	$356,835	$864,239,408

See Notes to Portfolio of Investments.

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MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/10	$—	$35,243
Total gains or losses (realized/unrealized) included in earnings	8,009	(179)
Purchases	—	—
Sales	—	(35,064)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	348,826	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$356,835	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$8,009	$—

Investment security transactions for the three months ended March 31,2011 were as follows:

Cost of Purchases:
Stocks	$109,281,837
Net Proceeds of Sales and Redemptions:
Stocks	$128,961,501

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,118,940
Aggregate gross unrealized depreciation	(31,255,188)

Net unrealized appreciation	$138,863,752

Federal income tax cost of investments	$726,044,356

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,700	$70,406
Johnson Controls, Inc.	13,200	548,724
Lear Corp.	12,700	620,649
TRW Automotive Holdings Corp.*	8,600	473,688

		1,713,467

Automobiles (0.6%)
Ford Motor Co.*	285,370	4,254,867
General Motors Co.*	6,500	201,695
Harley-Davidson, Inc.	4,600	195,454

		4,652,016

Distributors (0.0%)
Genuine Parts Co.	3,100	166,284

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,500	104,275
DeVry, Inc.	1,200	66,084
H&R Block, Inc.	6,000	100,440

		270,799

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	8,400	322,224
Darden Restaurants, Inc.	2,700	132,651
International Game Technology	5,800	94,134
Las Vegas Sands Corp.*	28,420	1,199,892
Life Time Fitness, Inc.*	87,020	3,246,716
Marriott International, Inc., Class A	38,605	1,373,566
McDonald’s Corp.	24,700	1,879,423
Royal Caribbean Cruises Ltd.*	4,900	202,174
Starbucks Corp.	14,500	535,775
Starwood Hotels & Resorts Worldwide, Inc.	3,700	215,044
Vail Resorts, Inc.*	32,790	1,598,841
Wyndham Worldwide Corp.	3,400	108,154
Wynn Resorts Ltd.	1,500	190,875
Yum! Brands, Inc.	9,200	472,696

		11,572,165

Household Durables (0.6%)
D.R. Horton, Inc.	5,400	62,910
Fortune Brands, Inc.	6,400	396,096
Garmin Ltd.	10,800	365,688
Harman International Industries, Inc.	1,300	60,866
Leggett & Platt, Inc.	2,800	68,600
Lennar Corp., Class A	3,100	56,172
Newell Rubbermaid, Inc.	5,600	107,128
NVR, Inc.*	600	453,600
Pulte Group, Inc.*	339,207	2,510,132
Stanley Black & Decker, Inc.	3,277	251,018
Whirlpool Corp.	1,500	128,040

		4,460,250

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	7,000	1,260,910
Expedia, Inc.	45,925	1,040,661
Netflix, Inc.*	7,825	1,857,107
priceline.com, Inc.*	1,000	506,440

		4,665,118

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,700	126,468
Mattel, Inc.	7,000	174,510

		300,978

Media (3.3%)
Cablevision Systems Corp. - New York Group, Class A	4,700	162,667
CBS Corp., Class B	190,055	4,758,977
Comcast Corp., Class A	110,100	2,721,672
DIRECTV, Class A*	80,274	3,756,823
Discovery Communications, Inc., Class A*	5,517	220,128
DISH Network Corp., Class A*	150,240	3,659,847
Gannett Co., Inc.	34,300	522,389
Interpublic Group of Cos., Inc.	53,800	676,266
McGraw-Hill Cos., Inc.	6,000	236,400
News Corp., Class A	103,700	1,820,972
Omnicom Group, Inc.	5,900	289,454
Scripps Networks Interactive, Inc., Class A	1,800	90,162
Time Warner Cable, Inc.	39,549	2,821,426
Time Warner, Inc.	41,933	1,497,008
Viacom, Inc., Class B	26,500	1,232,780
Walt Disney Co.	37,100	1,598,639
Washington Post Co., Class B	200	87,512

		26,153,122

Multiline Retail (0.5%)
Big Lots, Inc.*	1,400	60,802
Family Dollar Stores, Inc.	2,500	128,300
J.C. Penney Co., Inc.	4,600	165,186
Kohl’s Corp.	19,300	1,023,672
Macy’s, Inc.	60,835	1,475,857
Nordstrom, Inc.	3,300	148,104
Sears Holdings Corp.*	900	74,385
Target Corp.	18,900	945,189

		4,021,495

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A	1,700	99,790
AutoNation, Inc.*	1,200	42,444
AutoZone, Inc.*	600	164,136
Bed Bath & Beyond, Inc.*	5,100	246,177
Best Buy Co., Inc.	126,900	3,644,568
CarMax, Inc.*	4,378	140,534
Foot Locker, Inc.	26,300	518,636
GameStop Corp., Class A*	2,900	65,308
Gap, Inc.	242,200	5,488,252
Home Depot, Inc.	74,307	2,753,817
Limited Brands, Inc.	20,300	667,464
Lowe’s Cos., Inc.	60,600	1,601,658
Office Depot, Inc.*	60,400	279,652
O’Reilly Automotive, Inc.*	2,700	155,142
RadioShack Corp.	2,200	33,022
Ross Stores, Inc.	14,300	1,017,016
Staples, Inc.	14,100	273,822
Tiffany & Co.	2,500	153,600
TJX Cos., Inc.	43,915	2,183,893
Urban Outfitters, Inc.*	2,447	72,994

		19,601,925

Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.	38,810	2,019,672
NIKE, Inc., Class B	51,590	3,905,363
Polo Ralph Lauren Corp.	13,655	1,688,441
VF Corp.	1,700	167,501

		7,780,977

Total Consumer Discretionary		85,358,596

Consumer Staples (4.7%)
Beverages (0.8%)
Brown-Forman Corp., Class B	2,000	136,600

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Co.	45,500	$3,018,925
Coca-Cola Enterprises, Inc.	6,600	180,180
Constellation Brands, Inc., Class A* .	37,700	764,556
Dr. Pepper Snapple Group, Inc.	4,400	163,504
Molson Coors Brewing Co., Class B	3,100	145,359
PepsiCo, Inc.	31,093	2,002,700

		6,411,824

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	8,500	623,220
CVS Caremark Corp.	26,600	912,912
Kroger Co.	52,900	1,268,013
Rite Aid Corp.*	488,710	518,033
Safeway, Inc.	7,300	171,842
SUPERVALU, Inc.	4,100	36,613
Sysco Corp.	11,400	315,780
Walgreen Co.	18,100	726,534
Wal-Mart Stores, Inc.	38,369	1,997,106
Whole Foods Market, Inc.	2,900	191,110

		6,761,163

Food Products (0.8%)
Archer-Daniels-Midland Co.	28,700	1,033,487
Bunge Ltd.	12,000	867,960
Campbell Soup Co.	3,700	122,507
ConAgra Foods, Inc.	19,300	458,375
Dean Foods Co.*	3,500	35,000
General Mills, Inc.	17,200	628,660
H.J. Heinz Co.	6,300	307,566
Hershey Co.	3,000	163,050
Hormel Foods Corp.	2,600	72,384
J.M. Smucker Co.	2,300	164,197
Kellogg Co.	5,000	269,900
Kraft Foods, Inc., Class A	34,200	1,072,512
McCormick & Co., Inc. (Non-Voting)	2,600	124,358
Mead Johnson Nutrition Co.	3,993	231,315
Sara Lee Corp.	12,500	220,875
Smithfield Foods, Inc.*	18,800	452,328
Tyson Foods, Inc., Class A	5,800	111,302

		6,335,776

Household Products (1.0%)
Clorox Co.	2,700	189,189
Colgate-Palmolive Co.	29,820	2,408,263
Kimberly-Clark Corp.	16,700	1,090,009
Procter & Gamble Co.	74,700	4,601,520

		8,288,981

Personal Products (0.1%)
Avon Products, Inc.	8,400	227,136
Estee Lauder Cos., Inc., Class A	10,440	1,005,998

		1,233,134

Tobacco (1.2%)
Altria Group, Inc.	124,958	3,252,657
Lorillard, Inc.	2,900	275,529
Philip Morris International, Inc.	84,248	5,529,196
Reynolds American, Inc.	6,600	234,498

		9,291,880

Total Consumer Staples		38,322,758

Energy (13.0%)
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	99,963	7,340,283
Cameron International Corp.*	4,700	268,370
Diamond Offshore Drilling, Inc.	1,400	108,780
Ensco plc (ADR)	15,200	879,168
FMC Technologies, Inc.*	2,400	226,752
Halliburton Co.	17,800	887,152
Helmerich & Payne, Inc.	8,893	610,860
McDermott International, Inc.*	19,200	487,488
Nabors Industries Ltd.*	30,100	914,438
National Oilwell Varco, Inc.	8,200	650,014
Noble Corp.	4,993	227,781
Rowan Cos., Inc.*	2,400	106,032
Schlumberger Ltd.	26,783	2,497,782
Transocean Ltd.*	109,300	8,519,935

		23,724,835

Oil, Gas & Consumable Fuels (10.0%)
Anadarko Petroleum Corp.	9,700	794,624
Apache Corp.	7,500	981,900
Cabot Oil & Gas Corp.	2,000	105,940
Chesapeake Energy Corp.	12,800	429,056
Chevron Corp.	70,200	7,541,586
ConocoPhillips	108,590	8,671,998
Consol Energy, Inc.	4,400	235,972
Denbury Resources, Inc.*	7,805	190,442
Devon Energy Corp.	26,200	2,404,374
El Paso Corp.	13,700	246,600
EOG Resources, Inc.	20,342	2,410,731
EQT Corp.	2,900	144,710
Exxon Mobil Corp.#	224,526	18,889,372
Gazprom OAO (ADR)	176,900	5,720,946
Hess Corp.	49,187	4,191,224
INPEX Corp.	1,295	9,823,816
Marathon Oil Corp.	43,600	2,324,316
Massey Energy Co.	2,000	136,720
Murphy Oil Corp.	5,200	381,784
Newfield Exploration Co.*	13,100	995,731
Nexen, Inc.	27,600	687,792
Noble Energy, Inc.	3,400	328,610
Occidental Petroleum Corp.	32,620	3,408,464
Peabody Energy Corp.	5,300	381,388
Pioneer Natural Resources Co.	2,300	234,416
QEP Resources, Inc.	3,447	139,741
Range Resources Corp.	3,100	181,226
Royal Dutch Shell plc (ADR), Class A	6,000	437,160
SandRidge Energy, Inc.*	496,198	6,351,334
Southwestern Energy Co.*	6,800	292,196
Spectra Energy Corp.	12,600	342,468
Sunoco, Inc.	2,300	104,857
Tesoro Corp.*	13,000	348,790
Valero Energy Corp.	11,000	328,020
Williams Cos., Inc.	11,400	355,452

		80,543,756

Total Energy		104,268,591

Financials (11.2%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	4,900	299,292
Bank of New York Mellon Corp.	24,200	722,854
BlackRock, Inc.	931	187,140
Blackstone Group LP	16,400	293,232
Charles Schwab Corp.	19,400	349,782
Credit Suisse Group AG (ADR)	26,995	1,149,447
Deutsche Bank AG	6,700	395,769
E*TRADE Financial Corp.*	3,860	60,332
Federated Investors, Inc., Class B	1,700	45,475
Franklin Resources, Inc.	2,900	362,732
Goldman Sachs Group, Inc.	12,248	1,940,941
Invesco Ltd.	9,000	230,040
Janus Capital Group, Inc.	3,500	43,645
Legg Mason, Inc.	3,000	108,270
Morgan Stanley	171,168	4,676,310
Northern Trust Corp.	4,700	238,525

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Corp.	9,800	$440,412
T. Rowe Price Group, Inc.	5,000	332,100

		11,876,298

Commercial Banks (2.7%)
BB&T Corp.	34,400	944,280
Comerica, Inc.	6,846	251,385
Fifth Third BanCorp.	22,100	306,748
First Horizon National Corp.	4,697	52,653
Huntington Bancshares, Inc./Ohio	14,000	92,960
KeyCorp.	17,200	152,736
M&T Bank Corp.	2,400	212,328
Marshall & Ilsley Corp.	10,300	82,297
Mitsubishi UFJ Financial Group, Inc.	546,671	2,523,704
PNC Financial Services Group, Inc.	10,262	646,403
Regions Financial Corp.	24,600	178,596
SunTrust Banks, Inc.	9,700	279,748
Turkiye Garanti Bankasi A.S. (ADR)	964,000	4,463,320
U.S. Bancorp	225,230	5,952,829
Wells Fargo & Co.	160,100	5,075,170
Zions Bancorp	3,400	78,404

		21,293,561

Consumer Finance (0.2%)
American Express Co.	20,525	927,730
Capital One Financial Corp.	12,200	633,912
Discover Financial Services	10,600	255,672
SLM Corp.*	9,500	145,350

		1,962,664

Diversified Financial Services (4.0%)
Bank of America Corp.	484,700	6,461,051
Citigroup, Inc.*	872,040	3,854,417
CME Group, Inc.	1,400	422,170
ING Groep N.V. (CVA)*	577,600	7,310,691
IntercontinentalExchange, Inc.*	1,500	185,310
JPMorgan Chase & Co.	254,850	11,748,585
Leucadia National Corp.	3,800	142,652
Moody’s Corp.	11,700	396,747
NASDAQ OMX Group, Inc.*	2,700	69,768
NYSE Euronext	39,183	1,378,066

		31,969,457

Insurance (2.4%)
ACE Ltd.	15,765	1,019,996
Aflac, Inc.	9,200	485,576
Allstate Corp.	14,400	457,632
American International Group, Inc.*	2,695	94,702
Aon Corp.	6,400	338,944
Assurant, Inc.	2,100	80,871
Berkshire Hathaway, Inc., Class B*	33,942	2,838,569
Chubb Corp.	8,300	508,873
Cincinnati Financial Corp.	3,100	101,680
Genworth Financial, Inc., Class A*	359,000	4,832,140
Hartford Financial Services Group, Inc.	131,500	3,541,295
Lincoln National Corp.	6,200	186,248
Loews Corp.	6,200	267,158
Marsh & McLennan Cos., Inc.	10,600	315,986
MetLife, Inc.	20,488	916,428
Principal Financial Group, Inc.	6,200	199,082
Progressive Corp.	12,900	272,577
Prudential Financial, Inc.	9,500	585,010
Torchmark Corp.	1,600	106,368
Travelers Cos., Inc.	26,400	1,570,272
Unum Group	6,200	162,750
XL Group plc	6,300	154,980

		19,037,137

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,200	56,034
AvalonBay Communities, Inc. (REIT)	1,700	204,136
Boston Properties, Inc. (REIT)	2,800	265,580
Equity Residential (REIT)	5,600	315,896
HCP, Inc. (REIT)	6,300	239,022
Health Care REIT, Inc.	2,800	146,832
Host Hotels & Resorts, Inc. (REIT)	12,958	228,190
Kimco Realty Corp. (REIT)	7,900	144,886
Plum Creek Timber Co., Inc. (REIT)	3,100	135,191
ProLogis (REIT)	11,100	177,378
Public Storage (REIT)	2,800	310,548
Simon Property Group, Inc. (REIT)	5,709	611,777
Ventas, Inc. (REIT)	3,100	168,330
Vornado Realty Trust (REIT)	3,169	277,288
Weyerhaeuser Co. (REIT)	10,422	256,381

		3,537,469

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,600	149,520

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,300	99,704
People’s United Financial, Inc.	7,200	90,576

		190,280

Total Financials		90,016,386

Health Care (10.1%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	21,770	2,148,264
Amgen, Inc.*	27,800	1,485,910
Biogen Idec, Inc.*	4,700	344,933
Celgene Corp.*	34,930	2,009,523
Cephalon, Inc.*	1,500	113,670
Gilead Sciences, Inc.*	311,140	13,204,781

		19,307,081

Health Care Equipment & Supplies (1.7%)
Alere, Inc.*	95,400	3,733,956
Baxter International, Inc.	11,400	612,978
Becton, Dickinson and Co.	4,500	358,290
Boston Scientific Corp.*	29,700	213,543
C.R. Bard, Inc.	1,800	178,758
CareFusion Corp.*	4,350	122,670
Covidien plc	9,576	497,377
DENTSPLY International, Inc.	2,700	99,873
Edwards Lifesciences Corp.*	2,238	194,706
Intuitive Surgical, Inc.*	800	266,768
Medtronic, Inc.	21,100	830,285
St. Jude Medical, Inc.	6,700	343,442
Stryker Corp.	6,700	407,360
Varian Medical Systems, Inc.*	76,848	5,197,999
Zimmer Holdings, Inc.*	3,900	236,067

		13,294,072

Health Care Providers & Services (1.4%)
Aetna, Inc.	10,600	396,758
AmerisourceBergen Corp.	5,400	213,624
Cardinal Health, Inc.	6,800	279,684
CIGNA Corp.	5,300	234,684
Community Health Systems, Inc.*	31,300	1,251,687
Coventry Health Care, Inc.*	2,900	92,481
DaVita, Inc.*	1,900	162,469
Express Scripts, Inc.*	60,350	3,356,064
Health Net, Inc.*	9,700	317,190
Humana, Inc.*	20,120	1,407,193

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Laboratory Corp. of America Holdings*	2,000	$184,260
McKesson Corp.	5,000	395,250
Medco Health Solutions, Inc.*	8,300	466,128
Patterson Cos., Inc.	1,800	57,942
Quest Diagnostics, Inc.	2,800	161,616
Tenet Healthcare Corp.*	9,500	70,775
UnitedHealth Group, Inc.	29,700	1,342,440
WellPoint, Inc.	16,700	1,165,493

		11,555,738

Health Care Technology (0.0%)
Cerner Corp.*	1,405	156,236

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.*	6,800	304,504
Life Technologies Corp.*	3,700	193,954
PerkinElmer, Inc.	2,300	60,421
Thermo Fisher Scientific, Inc.*	106,700	5,927,185
Waters Corp.*	1,800	156,420

		6,642,484

Pharmaceuticals (3.8%)
Abbott Laboratories, Inc.	30,300	1,486,215
Allergan, Inc.	6,000	426,120
AstraZeneca plc (ADR)	26,300	1,212,956
Bristol-Myers Squibb Co.	33,524	886,039
Eli Lilly and Co.	187,460	6,592,968
Forest Laboratories, Inc.*	5,600	180,880
Hospira, Inc.*	3,300	182,160
Johnson & Johnson	87,500	5,184,375
Merck & Co., Inc.	69,241	2,285,646
Mylan, Inc.*	8,500	192,695
Pfizer, Inc.	268,335	5,449,884
Roche Holding AG	26,000	3,713,881
Shire plc (ADR)	24,970	2,174,887
Watson Pharmaceuticals, Inc.*	2,400	134,424

		30,103,130

Total Health Care		81,058,741

Industrials (6.1%)
Aerospace & Defense (1.8%)
Boeing Co.	34,785	2,571,655
General Dynamics Corp.	7,400	566,544
Goodrich Corp.	2,500	213,825
Honeywell International, Inc.	15,300	913,563
Huntington Ingalls Industries, Inc.*	4,383	181,909
ITT Corp.	3,600	216,180
L-3 Communications Holdings, Inc.	2,200	172,282
Lockheed Martin Corp.	5,800	466,320
Northrop Grumman Corp.	26,300	1,649,273
Precision Castparts Corp.	29,585	4,354,320
Raytheon Co.	18,000	915,660
Rockwell Collins, Inc.	3,100	200,973
Textron, Inc.	5,300	145,167
United Technologies Corp.	18,100	1,532,165

		14,099,836

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,300	244,629
Expeditors International of Washington, Inc.	28,965	1,452,305
FedEx Corp.	8,500	795,175
United Parcel Service, Inc., Class B	19,400	1,441,808

		3,933,917

Airlines (0.2%)
Delta Air Lines, Inc.*	142,935	1,400,763
Southwest Airlines Co.	14,600	184,398

		1,585,161

Building Products (0.0%)
Masco Corp.	7,000	97,440

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,050	86,018
Cintas Corp.	2,450	74,162
Iron Mountain, Inc.	3,850	120,236
Pitney Bowes, Inc.	3,950	101,475
R.R. Donnelley & Sons Co.	3,950	74,734
Republic Services, Inc.	6,000	180,240
Stericycle, Inc.*	1,650	146,305
Waste Management, Inc.	9,300	347,262

		1,130,432

Construction & Engineering (0.1%)
Fluor Corp.	3,500	257,810
Jacobs Engineering Group, Inc.*	2,500	128,575
Quanta Services, Inc.*	4,200	94,206

		480,591

Electrical Equipment (0.2%)
Emerson Electric Co.	14,700	858,921
Rockwell Automation, Inc.	2,800	265,020
Roper Industries, Inc.	1,900	164,274

		1,288,215

Industrial Conglomerates (1.9%)
3M Co.	14,000	1,309,000
General Electric Co.	679,600	13,625,980
Tyco International Ltd.	9,520	426,210

		15,361,190

Machinery (1.0%)
Caterpillar, Inc.	17,000	1,892,950
Cummins, Inc.	3,900	427,518
Danaher Corp.	10,500	544,950
Deere & Co.	8,300	804,187
Dover Corp.	3,700	243,238
Eaton Corp.	12,900	715,176
Flowserve Corp.	1,100	141,680
Illinois Tool Works, Inc.	9,710	521,621
Ingersoll-Rand plc	25,200	1,217,412
Joy Global, Inc.	2,011	198,707
PACCAR, Inc.	7,100	371,685
Pall Corp.	2,200	126,742
Parker Hannifin Corp.	7,100	672,228
Snap-On, Inc.	1,100	66,066

		7,944,160

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,000	80,240
Equifax, Inc.	2,400	93,240
Robert Half International, Inc.	2,850	87,210

		260,690

Road & Rail (0.3%)
CSX Corp.	10,000	786,000
Norfolk Southern Corp.	7,100	491,817
Ryder System, Inc.	1,000	50,600
Union Pacific Corp.	13,200	1,297,956

		2,626,373

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,900	188,007
W.W. Grainger, Inc.	1,200	165,216

		353,223

Total Industrials		49,161,228

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (16.9%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	108,500	$1,860,775
F5 Networks, Inc.*	1,600	164,112
Harris Corp.	2,500	124,000
JDS Uniphase Corp.*	4,300	89,612
Juniper Networks, Inc.*	69,225	2,912,988
Motorola Mobility Holdings, Inc.*	5,750	140,300
Motorola Solutions, Inc.*	24,971	1,115,954
QUALCOMM, Inc.	31,700	1,738,111
Research In Motion Ltd.*	25,054	1,417,305
Tellabs, Inc.	7,200	37,728

		9,600,885

Computers & Peripherals (3.4%)
Apple, Inc.*	28,799	10,035,012
Dell, Inc.*	721,320	10,466,353
EMC Corp.*	40,300	1,069,965
Hewlett-Packard Co.	77,996	3,195,496
Lexmark International, Inc., Class A*	1,500	55,560
NCR Corp.*	87,132	1,641,567
NetApp, Inc.*	7,100	342,078
SanDisk Corp.*	4,600	212,014
Western Digital Corp.*	4,500	167,805

		27,185,850

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	58,120	3,161,147
Corning, Inc.	217,077	4,478,299
FLIR Systems, Inc.	3,100	107,291
Jabil Circuit, Inc.	3,800	77,634
Molex, Inc.	2,700	67,824
TE Connectivity Ltd.	81,615	2,841,834

		10,734,029

Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	3,600	136,800
eBay, Inc.*	104,606	3,246,970
Google, Inc., Class A*	21,044	12,336,203
Monster Worldwide, Inc.*	2,450	38,955
VeriSign, Inc.	3,300	119,493
Yahoo!, Inc.*	295,100	4,913,415

		20,791,836

IT Services (3.5%)
Accenture plc, Class A	4,100	225,377
Amdocs Ltd.*	151,420	4,368,467
Automatic Data Processing, Inc.	9,600	492,576
Cognizant Technology Solutions Corp., Class A*	6,000	488,400
Computer Sciences Corp.	3,000	146,190
Fidelity National Information Services, Inc.	5,100	166,719
Fiserv, Inc.*	123,400	7,739,648
International Business Machines Corp.	45,325	7,391,148
Mastercard, Inc., Class A	8,565	2,155,982
Paychex, Inc.	6,300	197,568
SAIC, Inc.*	5,700	96,444
Teradata Corp.*	52,645	2,669,101
Total System Services, Inc.	3,100	55,862
Visa, Inc., Class A	9,580	705,280
Western Union Co.	48,867	1,014,967

		27,913,729

Office Electronics (0.0%)
Xerox Corp.	27,079	288,391

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	11,200	96,320
Advanced Semiconductor Engineering, Inc. (ADR)	74,400	407,712
Altera Corp.	6,100	268,522
Analog Devices, Inc.	5,800	228,404
Applied Materials, Inc.	26,100	407,682
Broadcom Corp., Class A	8,900	350,482
First Solar, Inc.*	1,100	176,924
Intel Corp.	150,800	3,041,636
KLA-Tencor Corp.	3,200	151,584
Linear Technology Corp.	4,400	147,972
LSI Corp.*	12,000	81,600
MEMC Electronic Materials, Inc.*	307,704	3,987,844
Microchip Technology, Inc.	3,600	136,836
Micron Technology, Inc.*	16,700	191,382
National Semiconductor Corp.	4,600	65,964
Novellus Systems, Inc.*	1,700	63,121
NVIDIA Corp.*	11,300	208,598
ON Semiconductor Corp.*	443,322	4,375,588
Teradyne, Inc.*	3,500	62,335
Texas Instruments, Inc.	55,430	1,915,661
Xilinx, Inc.	5,000	164,000

		16,530,167

Software (2.8%)
Adobe Systems, Inc.*	43,205	1,432,678
ANSYS, Inc.*	21,551	1,167,849
Autodesk, Inc.*	4,400	194,084
BMC Software, Inc.*	3,500	174,090
CA, Inc.	7,500	181,350
Citrix Systems, Inc.*	3,700	271,802
Compuware Corp.*	4,200	48,510
Electronic Arts, Inc.*	6,400	124,992
Intuit, Inc.*	5,500	292,050
Microsoft Corp.	440,187	11,163,142
Novell, Inc.*	6,800	40,324
Oracle Corp.	202,746	6,765,634
Red Hat, Inc.*	3,700	167,943
Salesforce.com, Inc.*	2,300	307,234
Symantec Corp.*	15,200	281,808

		22,613,490

Total Information Technology		135,658,377

Materials (3.3%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	4,200	378,756
Airgas, Inc.	1,500	99,630
CF Industries Holdings, Inc.	1,400	191,506
Dow Chemical Co.	48,600	1,834,650
E.I. du Pont de Nemours & Co.	74,345	4,086,745
Eastman Chemical Co.	1,400	139,048
Ecolab, Inc.	4,500	229,590
FMC Corp.	1,400	118,902
International Flavors & Fragrances, Inc.	1,600	99,680
LyondellBasell Industries N.V., Class A*	11,300	446,915
Monsanto Co.	73,200	5,289,432
PPG Industries, Inc.	4,300	409,403
Praxair, Inc.	6,000	609,600
Sherwin-Williams Co.	1,800	151,182
Sigma-Aldrich Corp.	2,400	152,736
Syngenta AG (ADR)	15,531	1,012,155

		15,249,930

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	114,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Ball Corp.	3,400	$121,890
Bemis Co., Inc.	2,100	68,901
Owens-Illinois, Inc.*	3,200	96,608
Sealed Air Corp.	3,100	82,646

		370,045

Metals & Mining (1.3%)
AK Steel Holding Corp.	2,100	33,138
Alcoa, Inc.	64,300	1,134,895
Allegheny Technologies, Inc.	1,900	128,668
Cliffs Natural Resources, Inc.	2,700	265,356
Commercial Metals Co.	13,200	227,964
Freeport-McMoRan Copper & Gold, Inc.	18,400	1,022,120
Newmont Mining Corp.	13,300	725,914
Nucor Corp.	6,200	285,324
Reliance Steel & Aluminum Co.	4,000	231,120
Steel Dynamics, Inc.	11,200	210,224
Titanium Metals Corp.*	1,700	31,586
United States Steel Corp.	113,500	6,122,190

		10,418,499

Paper & Forest Products (0.0%)
International Paper Co.	8,500	256,530
MeadWestvaco Corp.	3,200	97,056

		353,586

Total Materials		26,506,060

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	157,700	4,825,620
CenturyLink, Inc.	18,235	757,664
Frontier Communications Corp.	19,406	159,517
Level 3 Communications, Inc.*	1,833,100	2,694,657
Qwest Communications International, Inc.	110,600	755,398
Verizon Communications, Inc.	55,300	2,131,262
Windstream Corp.	9,400	120,978

		11,445,096

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	7,800	404,196
KDDI Corp.	688	4,259,678
MetroPCS Communications, Inc.*	5,100	82,824
Sprint Nextel Corp.*	58,500	271,440

		5,018,138

Total Telecommunication Services		16,463,234

Utilities (1.4%)
Electric Utilities (0.6%)
American Electric Power Co., Inc.	9,400	330,316
Duke Energy Corp.	25,900	470,085
Edison International	25,700	940,363
Entergy Corp.	3,600	241,956
Exelon Corp.	12,900	531,996
FirstEnergy Corp.	8,101	300,466
NextEra Energy, Inc.	8,100	446,472
Northeast Utilities	3,400	117,640
Pepco Holdings, Inc.	4,300	80,195
Pinnacle West Capital Corp.	2,100	89,859
PPL Corp.	9,400	237,820
Progress Energy, Inc.	5,700	262,998
Southern Co.	16,400	625,004

		4,675,170

Gas Utilities (0.1%)
Atmos Energy Corp.	12,800	436,480
Nicor, Inc.	900	48,330
Oneok, Inc.	2,076	138,843
UGI Corp.	12,700	417,830

		1,041,483

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,900	167,700
Constellation Energy Group, Inc.	10,600	329,978
NRG Energy, Inc.*	4,828	103,995

		601,673

Multi-Utilities (0.6%)
Ameren Corp.	13,200	370,524
CenterPoint Energy, Inc.	35,100	616,356
CMS Energy Corp.	30,775	604,421
Consolidated Edison, Inc.	5,700	289,104
Dominion Resources, Inc.	11,300	505,110
DTE Energy Co.	17,600	861,696
Integrys Energy Group, Inc.	1,500	75,765
NiSource, Inc.	5,400	103,572
PG&E Corp.	7,700	340,186
Public Service Enterprise Group, Inc.	9,900	311,949
SCANA Corp.	2,200	86,614
Sempra Energy	4,700	251,450
TECO Energy, Inc.	4,200	78,792
Wisconsin Energy Corp.	4,600	140,300
Xcel Energy, Inc.	9,000	215,010

		4,850,849

Total Utilities		11,169,175

Total Common Stocks (79.3%) (Cost $497,893,927)		637,983,146

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	810,918

Total Telecommunication Services		810,918

Total Convertible Bonds		810,918

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		810,918

SHORT-TERM INVESTMENTS:
Government Securities (1.3%)
U.S. Treasury Bills
0.10%, 5/5/11 #(p)	$10,122,000	10,121,001

Time Deposit (18.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11	152,384,173	152,384,173

Total Short-Term Investments (20.2%) (Cost $162,504,787)	162,505,174

Total Investments (99.6%) (Cost $660,952,714)	801,299,238
Other Assets Less Liabilities (0.4%)	2,858,199

Net Assets (100%)	$804,157,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,486,201.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,379	June-11	$153,516,147	$157,132,950	$3,616,803

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$85,358,596	$—	$—	$85,358,596
Consumer Staples	38,322,758	—	—	38,322,758
Energy	94,444,775	9,823,816	—	104,268,591
Financials	75,718,671	14,297,715	—	90,016,386
Health Care	77,344,860	3,713,881	—	81,058,741
Industrials	49,161,228	—	—	49,161,228
Information Technology	135,658,377	—	—	135,658,377
Materials	26,506,060	—	—	26,506,060
Telecommunication Services	12,203,556	4,259,678	—	16,463,234
Utilities	11,169,175	—	—	11,169,175
Convertible Bonds
Telecommunication Services	—	810,918	—	810,918
Futures	3,616,803	—	—	3,616,803
Short-Term Investments	—	162,505,174	—	162,505,174

Total Assets	$609,504,859	$195,411,182	$—	$804,916,041

Total Liabilities	$—	$—	$—	$—

Total	$609,504,859	$195,411,182	$—	$804,916,041

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 20111 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,587,766
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$82,650,834

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,014,913
Aggregate gross unrealized depreciation	(9,620,914)

Net unrealized appreciation	$129,393,999

Federal income tax cost of investments	$671,905,239

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Auto Components (0.9%)
Autoliv, Inc.	3,400	$252,382
BorgWarner, Inc.*	600	47,814
Federal-Mogul Corp.*	800	19,920
Johnson Controls, Inc.	214,210	8,904,710
Lear Corp.	36,400	1,778,868
TRW Automotive Holdings Corp.*	23,900	1,316,412

		12,320,106

Automobiles (0.1%)
Ford Motor Co.*	74,900	1,116,759
General Motors Co.*	29,770	923,763
Tesla Motors, Inc.*	200	5,540

		2,046,062

Distributors (0.0%)
Genuine Parts Co.	9,400	504,216

Diversified Consumer Services (0.0%)
Education Management Corp.*	1,100	23,034
H&R Block, Inc.	10,700	179,118
Service Corp. International	15,000	165,900

		368,052

Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	700	17,710
Carnival Corp.	16,200	621,432
Choice Hotels International, Inc.	1,500	58,275
Hyatt Hotels Corp., Class A*	2,600	111,904
International Speedway Corp., Class A	1,100	32,780
McDonald’s Corp.	15,860	1,206,787
MGM Resorts International*	14,800	194,620
Penn National Gaming, Inc.*	4,000	148,240
Royal Caribbean Cruises Ltd.*	19,900	821,074
Wendy’s/Arby’s Group, Inc., Class A	12,000	60,360
Wyndham Worldwide Corp.	10,600	337,186

		3,610,368

Household Durables (0.7%)
D.R. Horton, Inc.	16,400	191,060
Fortune Brands, Inc.	19,900	1,231,611
Garmin Ltd.	41,300	1,398,418
Harman International Industries, Inc.	2,200	103,004
Jarden Corp.	5,400	192,078
KB Home	4,500	55,980
Leggett & Platt, Inc.	3,500	85,750
Lennar Corp., Class A	9,400	170,328
M.D.C. Holdings, Inc.	2,200	55,770
Mohawk Industries, Inc.*	2,900	177,335
Newell Rubbermaid, Inc.	17,100	327,123
NVR, Inc.*	2,300	1,738,800
Pulte Group, Inc.*	98,717	730,506
Stanley Black & Decker, Inc.	35,591	2,726,270
Toll Brothers, Inc.*	8,500	168,045
Whirlpool Corp.	2,600	221,936

		9,574,014

Internet & Catalog Retail (0.1%)
Expedia, Inc.	7,100	160,886
Liberty Media Corp. - Interactive*	35,300	566,212

		727,098

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	29,330	1,373,817
Mattel, Inc.	9,000	224,370

		1,598,187

Media (5.0%)
Cablevision Systems Corp. - New
York Group, Class A	21,700	751,037
CBS Corp., Class B	35,400	886,416
Central European Media Enterprises Ltd., Class A*	2,200	46,420
Clear Channel Outdoor Holdings, Inc., Class A*	2,400	34,920
Comcast Corp., Class A	353,200	8,731,104
DIRECTV, Class A*	52,400	2,452,320
Discovery Communications, Inc., Class A*	4,500	179,550
DISH Network Corp., Class A*	11,800	287,448
Gannett Co., Inc.	60,700	924,461
Interpublic Group of Cos., Inc.	113,900	1,431,723
John Wiley & Sons, Inc., Class A	200	10,168
Lamar Advertising Co., Class A*	2,700	99,738
Liberty Global, Inc., Class A*	14,000	579,740
Liberty Media Corp. - Capital*	4,400	324,148
Liberty Media Corp. - Starz*	3,060	237,456
Madison Square Garden, Inc., Class A*	2,375	64,101
McGraw-Hill Cos., Inc.	5,500	216,700
Meredith Corp.	1,200	40,704
New York Times Co., Class A*	8,000	75,760
News Corp., Class A	280,500	4,925,580
Omnicom Group, Inc.	53,815	2,640,164
Regal Entertainment Group, Class A	3,600	48,600
Thomson Reuters Corp.	15,000	588,600
Time Warner Cable, Inc.	70,460	5,026,617
Time Warner, Inc.	410,883	14,668,523
Viacom, Inc., Class B	295,690	13,755,499
Virgin Media, Inc.	19,600	544,684
Walt Disney Co.	198,080	8,535,267
Washington Post Co., Class B	400	175,024

		68,282,472

Multiline Retail (0.6%)
J.C. Penney Co., Inc.	9,400	337,554
Kohl’s Corp.	57,000	3,023,280
Macy’s, Inc.	82,000	1,989,320
Sears Holdings Corp.*	2,700	223,155
Target Corp.	54,590	2,730,046

		8,303,355

Specialty Retail (1.7.%)
Aaron’s, Inc.	1,800	45,648
Abercrombie & Fitch Co., Class A	1,200	70,440
Advance Auto Parts, Inc.	16,080	1,055,170
American Eagle Outfitters, Inc.	8,700	138,243
AutoNation, Inc.*	2,600	91,962
Foot Locker, Inc.	87,500	1,725,500
GameStop Corp., Class A*	9,000	202,680
Gap, Inc.	76,400	1,731,224
Limited Brands, Inc.	33,700	1,108,056
Lowe’s Cos., Inc.	471,125	12,451,834
Office Depot, Inc.*	216,300	1,001,469
RadioShack Corp.	6,700	100,567
Ross Stores, Inc.	27,600	1,962,912
Signet Jewelers Ltd.*	5,100	234,702
Staples, Inc.	45,025	874,385
TJX Cos., Inc.	11,700	581,841

		23,376,633

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	5,200	$512,356

Total Consumer Discretionary		131,222,919

Consumer Staples (8.3%)
Beverages (2.7%)
Brown-Forman Corp., Class B	1,600	109,280
Central European Distribution Corp.*	4,100	46,535
Coca-Cola Co.	208,550	13,837,293
Coca-Cola Enterprises, Inc.	7,700	210,210
Constellation Brands, Inc., Class A*	78,644	1,594,900
Diageo plc	161,529	3,070,629
Dr. Pepper Snapple Group, Inc.	9,300	345,588
Hansen Natural Corp.*	600	36,138
Molson Coors Brewing Co., Class B	7,800	365,742
PepsiCo, Inc.	262,615	16,915,032

		36,531,347

Food & Staples Retailing (0.8%)
BJ’s Wholesale Club, Inc.*	2,900	141,578
CVS Caremark Corp.	112,036	3,845,076
Kroger Co.	145,600	3,490,032
Safeway, Inc.	35,600	838,024
SUPERVALU, Inc.	12,500	111,625
Walgreen Co.	16,050	644,247
Wal-Mart Stores, Inc.	45,390	2,362,549

		11,433,131

Food Products (2.2%)
Archer-Daniels-Midland Co.	199,000	7,165,990
Bunge Ltd.	48,100	3,479,073
Campbell Soup Co.	4,300	142,373
ConAgra Foods, Inc.	60,600	1,439,250
Corn Products International, Inc.	4,500	233,190
Dean Foods Co.*	10,700	107,000
Flowers Foods, Inc.	2,800	76,244
General Mills, Inc.	108,490	3,965,310
H.J. Heinz Co.	11,000	537,020
Hershey Co.	3,800	206,530
Hormel Foods Corp.	8,100	225,504
J.M. Smucker Co.	22,119	1,579,075
Kellogg Co.	35,100	1,894,698
Kraft Foods, Inc., Class A	94,900	2,976,064
McCormick & Co., Inc. (Non-Voting)	3,900	186,537
Mead Johnson Nutrition Co.	10,408	602,935
Nestle S.A. (Registered)	50,028	2,867,691
Ralcorp Holdings, Inc.*	3,300	225,819
Sara Lee Corp.	11,200	197,904
Smithfield Foods, Inc.*	58,000	1,395,480
Tyson Foods, Inc., Class A	17,600	337,744

		29,841,431

Household Products (1.3%)
Clorox Co.	500	35,035
Colgate-Palmolive Co.	4,700	379,572
Energizer Holdings, Inc.*	4,200	298,872
Kimberly-Clark Corp.	21,900	1,429,413
Procter & Gamble Co.	245,972	15,151,875

		17,294,767

Personal Products (0.0%)
Alberto-Culver Co.	3,900	145,353
Avon Products, Inc.	18,860	509,975

		655,328

Tobacco (1.3%)
Altria Group, Inc.	225,705	5,875,101
Lorillard, Inc.	9,100	864,591
Philip Morris International, Inc.	143,155	9,395,263
Reynolds American, Inc.	56,300	2,000,339

		18,135,294

Total Consumer Staples		113,891,298

Energy (9.8%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	2,600	120,718
Baker Hughes, Inc.	18,492	1,357,868
Cameron International Corp.*	6,200	354,020
Diamond Offshore Drilling, Inc.	2,800	217,560
Dresser-Rand Group, Inc.*	500	26,810
Ensco plc (ADR)	42,000	2,429,280
Exterran Holdings, Inc.*	3,300	78,309
Helmerich & Payne, Inc.	5,600	384,664
McDermott International, Inc.*	53,400	1,355,826
Nabors Industries Ltd.*	72,400	2,199,512
National Oilwell Varco, Inc.	24,800	1,965,896
Oceaneering International, Inc.*	3,300	295,185
Oil States International, Inc.*	2,800	213,192
Patterson-UTI Energy, Inc.	9,100	267,449
Pride International, Inc.*	6,300	270,585
Rowan Cos., Inc.*	6,500	287,170
Schlumberger Ltd.	10,311	961,604
SEACOR Holdings, Inc.	1,300	120,198
Superior Energy Services, Inc.*	4,300	176,300
Tidewater, Inc.	3,100	185,535
Transocean Ltd.*	23,170	1,806,101
Unit Corp.*	2,400	148,680
Weatherford International Ltd.*	26,100	589,860

		15,812,322

Oil, Gas & Consumable Fuels (8.7%)
Alpha Natural Resources, Inc.*	6,200	368,094
Anadarko Petroleum Corp.	29,300	2,400,256
Apache Corp.	51,636	6,760,185
Arch Coal, Inc.	2,800	100,912
Cabot Oil & Gas Corp.	6,100	323,117
Chesapeake Energy Corp.	38,500	1,290,520
Chevron Corp.	217,584	23,375,049
Cobalt International Energy, Inc.*	4,300	72,283
Comstock Resources, Inc.*	2,700	83,538
ConocoPhillips	199,500	15,932,070
Consol Energy, Inc.	7,200	386,136
Continental Resources, Inc.*	200	14,294
Denbury Resources, Inc.*	23,555	574,742
Devon Energy Corp.	80,800	7,415,016
El Paso Corp.	34,000	612,000
EOG Resources, Inc.	17,575	2,082,813
EQT Corp.	600	29,940
Exxon Mobil Corp.	77,704	6,537,238
Forest Oil Corp.*	2,400	90,792
Frontier Oil Corp.	6,200	181,784
Frontline Ltd.	500	12,385
Hess Corp.	81,630	6,955,692
Holly Corp.	900	54,684
Marathon Oil Corp.	296,550	15,809,081
Massey Energy Co.	6,100	416,996
Murphy Oil Corp.	10,000	734,200
Newfield Exploration Co.*	35,400	2,690,754
Nexen, Inc.	71,700	1,786,764
Noble Energy, Inc.	10,400	1,005,160
Occidental Petroleum Corp.	116,801	12,204,536
Peabody Energy Corp.	15,900	1,144,164
Petrohawk Energy Corp.*	5,100	125,154
Pioneer Natural Resources Co.	6,900	703,248
Plains Exploration & Production Co.*	8,300	300,709

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
QEP Resources, Inc.	10,400	$421,616
Quicksilver Resources, Inc.*	6,500	93,015
SandRidge Energy, Inc.*	8,800	112,640
SM Energy Co.	1,200	89,028
Southern Union Co.	7,300	208,926
Spectra Energy Corp.	38,300	1,040,994
Sunoco, Inc.	7,100	323,689
Teekay Corp.	2,500	92,325
Tesoro Corp.*	36,400	976,612
Total S.A. (ADR)	24,300	1,481,571
Valero Energy Corp.	33,400	995,988
Whiting Petroleum Corp.*	6,800	499,460
Williams Cos., Inc.	20,300	632,954

		119,543,124

Total Energy		135,355,446

Financials (17.9%)
Capital Markets (3.7%)
Ameriprise Financial, Inc.	12,200	745,176
Ares Capital Corp.	11,300	190,970
Bank of New York Mellon Corp.	275,919	8,241,700
BlackRock, Inc.	32,559	6,544,685
Charles Schwab Corp.	171,350	3,089,440
E*TRADE Financial Corp.*	13,000	203,190
Federated Investors, Inc., Class B	1,600	42,800
Goldman Sachs Group, Inc.	139,700	22,138,259
Invesco Ltd.	19,300	493,308
Janus Capital Group, Inc.	9,800	122,206
Jefferies Group, Inc.	6,900	172,086
Legg Mason, Inc.	9,100	328,419
LPL Investment Holdings, Inc.*	732	26,213
Morgan Stanley	158,235	4,322,980
Northern Trust Corp.	8,600	436,450
Raymond James Financial, Inc.	5,900	225,616
State Street Corp.	80,790	3,630,703

		50,954,201

Commercial Banks (3.7%)
Associated Banc-Corp.	10,200	151,470
BancorpSouth, Inc.	4,900	75,705
Bank of Hawaii Corp.	1,900	90,858
BB&T Corp.	315,150	8,650,867
BOK Financial Corp.	1,500	77,520
CapitalSource, Inc.	19,100	134,464
CIT Group, Inc.*	11,800	502,090
City National Corp./California	2,700	154,035
Comerica, Inc.	32,300	1,186,056
Commerce Bancshares, Inc./Missouri	4,524	182,951
Cullen/Frost Bankers, Inc.	3,100	182,962
East West Bancorp, Inc.	8,700	191,052
Fifth Third Bancorp	54,300	753,684
First Citizens BancShares, Inc./North Carolina, Class A	400	80,232
First Horizon National Corp.	15,539	174,192
Fulton Financial Corp.	11,700	129,987
Huntington Bancshares, Inc./Ohio	51,100	339,304
KeyCorp.	52,000	461,760
M&T Bank Corp.	4,400	389,268
Marshall & Ilsley Corp.	31,200	249,288
PNC Financial Services Group, Inc.	62,013	3,906,199
Popular, Inc.*	60,500	176,055
Regions Financial Corp.	74,300	539,418
SunTrust Banks, Inc.	45,190	1,303,280
Synovus Financial Corp.	46,300	111,120
TCF Financial Corp.	8,400	133,224
U.S. Bancorp	113,500	2,999,805
Valley National Bancorp	9,498	132,592
Wells Fargo & Co.	867,590	27,502,603
Wilmington Trust Corp.	5,300	23,956
Zions Bancorp	10,800	249,048

		51,235,045

Consumer Finance (0.3%)
Capital One Financial Corp.	42,000	2,182,320
Discover Financial Services	32,100	774,252
Green Dot Corp., Class A*	90	3,862
SLM Corp.*	28,700	439,110

		3,399,544

Diversified Financial Services (4.3%)
Bank of America Corp.	959,283	12,787,242
CBOE Holdings, Inc.	320	9,271
Citigroup, Inc.*	1,941,200	8,580,104
CME Group, Inc.	3,900	1,176,045
Interactive Brokers Group, Inc., Class A	1,500	23,835
JPMorgan Chase & Co.	775,181	35,735,844
Leucadia National Corp.	11,500	431,710
Moody’s Corp.	2,016	68,363
NASDAQ OMX Group, Inc.*	6,100	157,624
NYSE Euronext	12,100	425,557

		59,395,595

Insurance (4.7%)
ACE Ltd.	52,570	3,401,279
Aflac, Inc.	89,350	4,715,893
Alleghany Corp.*	439	145,168
Allied World Assurance Co. Holdings Ltd.	2,500	156,725
Allstate Corp.	61,195	1,944,777
American Financial Group, Inc./Ohio	5,100	178,602
American International Group, Inc.*	7,100	249,494
American National Insurance Co.	400	31,668
Aon Corp.	64,985	3,441,605
Arch Capital Group Ltd.*	2,600	257,894
Arthur J. Gallagher & Co.	4,600	139,886
Aspen Insurance Holdings Ltd.	4,500	124,020
Assurant, Inc.	6,600	254,166
Assured Guaranty Ltd.	10,900	162,410
Axis Capital Holdings Ltd.	5,100	178,092
Berkshire Hathaway, Inc., Class B*	121,300	10,144,319
Brown & Brown, Inc.	3,100	79,980
Chubb Corp.	50,330	3,085,732
Cincinnati Financial Corp.	8,600	282,080
CNA Financial Corp.	1,500	44,325
Endurance Specialty Holdings Ltd.	2,200	107,404
Erie Indemnity Co., Class A	500	35,555
Everest Reinsurance Group Ltd.	3,300	290,994
Fidelity National Financial, Inc., Class A	13,500	190,755
Genworth Financial, Inc., Class A*	23,600	317,656
Hanover Insurance Group, Inc.	2,600	117,650
Hartford Financial Services Group, Inc.	24,100	649,013
HCC Insurance Holdings, Inc.	6,800	212,908
Lincoln National Corp.	17,900	537,716
Loews Corp.	18,600	801,474
Markel Corp.*	600	248,670
Marsh & McLennan Cos., Inc.	2,500	74,525
MBIA, Inc.*	9,000	90,360
Mercury General Corp.	1,600	62,608
MetLife, Inc.	335,520	15,007,810
Old Republic International Corp.	15,300	194,157

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
OneBeacon Insurance Group Ltd., Class A	1,300	$17,589
PartnerReinsurance Ltd.	4,700	372,428
Principal Financial Group, Inc.	18,900	606,879
Progressive Corp.	39,600	836,748
Protective Life Corp.	5,000	132,750
Prudential Financial, Inc.	84,755	5,219,213
Reinsurance Group of America, Inc.	4,300	269,954
RenaissanceReinsurance Holdings Ltd.	3,300	227,667
StanCorp Financial Group, Inc.	2,800	129,136
Symetra Financial Corp.	2,000	27,200
Torchmark Corp.	4,900	325,752
Transatlantic Holdings, Inc.	3,800	184,946
Travelers Cos., Inc.	124,129	7,383,193
Unitrin, Inc.	3,000	92,640
Unum Group	19,700	517,125
Validus Holdings Ltd.	3,900	129,987
W. R. Berkley Corp.	7,100	228,691
Wesco Financial Corp.	100	38,920
White Mountains Insurance Group Ltd.	500	182,100
XL Group plc	19,100	469,860

		65,350,148

Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)	3,300	257,301
AMB Property Corp. (REIT)	9,000	323,730
Annaly Capital Management, Inc. (REIT)	47,277	824,984
Apartment Investment & Management Co. (REIT), Class A	3,500	89,145
AvalonBay Communities, Inc. (REIT)	4,900	588,392
Boston Properties, Inc. (REIT)	8,300	787,255
Brandywine Realty Trust (REIT)	7,700	93,478
BRE Properties, Inc. (REIT)	3,800	179,284
Camden Property Trust (REIT)	3,900	221,598
Chimera Investment Corp. (REIT)	59,600	236,016
CommonWealth REIT (REIT)	4,225	109,723
Corporate Office Properties Trust/Maryland (REIT)	3,900	140,946
Developers Diversified Realty Corp. (REIT)	11,700	163,800
Digital Realty Trust, Inc. (REIT)	300	17,442
Douglas Emmett, Inc. (REIT)	7,200	135,000
Duke Realty Corp. (REIT)	14,800	207,348
Equity Residential (REIT)	15,700	885,637
Essex Property Trust, Inc. (REIT)	1,100	136,400
Federal Realty Investment Trust (REIT)	1,500	122,340
General Growth Properties, Inc. (REIT)*	4,359	67,477
HCP, Inc. (REIT)	21,961	833,200
Health Care REIT, Inc.	8,700	456,228
Hospitality Properties Trust (REIT)	7,300	168,995
Host Hotels & Resorts, Inc. (REIT)	38,909	685,188
Kimco Realty Corp. (REIT)	24,000	440,160
Liberty Property Trust (REIT)	6,700	220,430
Macerich Co. (REIT)	7,635	378,162
Mack-Cali Realty Corp. (REIT)	4,700	159,330
Nationwide Health Properties, Inc. (REIT)	7,500	318,975
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,000	58,230
Plum Creek Timber Co., Inc. (REIT)	5,500	239,855
ProLogis (REIT)	31,600	504,968
Public Storage (REIT)	800	88,728
Rayonier, Inc. (REIT)	3,300	205,623
Realty Income Corp. (REIT)	7,000	244,650
Regency Centers Corp. (REIT)	4,800	208,704
Senior Housing Properties Trust (REIT)	8,300	191,232
Simon Property Group, Inc. (REIT)	5,324	570,520
SL Green Realty Corp. (REIT)	4,600	345,920
Taubman Centers, Inc. (REIT)	3,200	171,456
UDR, Inc. (REIT)	10,000	243,700
Ventas, Inc. (REIT)	6,800	369,240
Vornado Realty Trust (REIT)	8,758	766,325
Weingarten Realty Investors (REIT)	7,100	177,926
Weyerhaeuser Co. (REIT)	31,692	779,623

		14,414,664

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	7,500	141,225
Howard Hughes Corp.*	285	20,132
St. Joe Co.*	500	12,535

		173,892

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	2,416	27,228
First Niagara Financial Group, Inc.	12,300	167,034
Hudson City Bancorp, Inc.	25,600	247,808
New York Community Bancorp, Inc.	25,700	443,582
People’s United Financial, Inc.	22,100	278,018
TFS Financial Corp.	4,700	49,914
Washington Federal, Inc.	6,600	114,444

		1,328,028

Total Financials		246,251,117

Health Care (10.9%)
Biotechnology (0.6%)
Amgen, Inc.*	90,900	4,858,605
Biogen Idec, Inc.*	14,300	1,049,477
Cephalon, Inc.*	4,500	341,010
Gilead Sciences, Inc.*	56,400	2,393,616

		8,642,708

Health Care Equipment & Supplies (1.4%)
Alere, Inc.*	3,500	136,990
Baxter International, Inc.	5,900	317,243
Beckman Coulter, Inc.	4,400	365,508
Becton, Dickinson and Co.	27,830	2,215,825
Boston Scientific Corp.*	89,700	644,943
CareFusion Corp.*	8,300	234,060
Cooper Cos., Inc.	2,200	152,790
Covidien plc	141,050	7,326,137
Hill-Rom Holdings, Inc.	600	22,788
Hologic, Inc.*	15,300	339,660
Kinetic Concepts, Inc.*	3,400	185,028
Medtronic, Inc.	97,450	3,834,657
St. Jude Medical, Inc.	47,350	2,427,161
Teleflex, Inc.	2,000	115,960
Zimmer Holdings, Inc.*	12,000	726,360

		19,045,110

Health Care Providers & Services (1.1%)
Aetna, Inc.	23,700	887,091
Brookdale Senior Living, Inc.*	4,300	120,400
Cardinal Health, Inc.	14,800	608,724
CIGNA Corp.	16,400	726,192
Community Health Systems, Inc.*	1,700	67,983
Coventry Health Care, Inc.*	8,700	277,443
Health Net, Inc.*	36,300	1,187,010
Humana, Inc.*	10,100	706,394

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
LifePoint Hospitals, Inc.*	3,300	$132,594
McKesson Corp.	8,500	671,925
MEDNAX, Inc.*	200	13,322
Omnicare, Inc.	6,400	191,936
Quest Diagnostics, Inc.	23,930	1,381,240
Tenet Healthcare Corp.*	7,900	58,855
UnitedHealth Group, Inc.	107,900	4,877,080
Universal Health Services, Inc., Class B	5,000	247,050
WellPoint, Inc.	52,300	3,650,017

		15,805,256

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	100	1,611

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	1,200	144,168
Charles River Laboratories International, Inc.*	2,600	99,788
Life Technologies Corp.*	3,200	167,744
PerkinElmer, Inc.	3,800	99,826
Thermo Fisher Scientific, Inc.*	43,740	2,429,757

		2,941,283

Pharmaceuticals (7.6%)
Abbott Laboratories, Inc.	99,120	4,861,836
AstraZeneca plc (ADR)	71,500	3,297,580
Bristol-Myers Squibb Co.	101,737	2,688,909
Eli Lilly and Co.	46,300	1,628,371
Endo Pharmaceuticals Holdings, Inc.*	6,900	263,304
Forest Laboratories, Inc.*	16,900	545,870
GlaxoSmithKline plc	46,267	882,865
Johnson & Johnson	353,355	20,936,284
Merck & Co., Inc.	480,895	15,874,344
Mylan, Inc.*	4,000	90,680
Pfizer, Inc.	1,908,965	38,771,079
Roche Holding AG	7,297	1,042,315
Sanofi-Aventis S.A. (ADR)	371,450	13,082,469
Watson Pharmaceuticals, Inc.*	6,600	369,666

		104,335,572

Total Health Care		150,771,540

Industrials (7.1%)
Aerospace & Defense (3.3%)
Alliant Techsystems, Inc.	200	14,134
BE Aerospace, Inc.*	5,700	202,521
Boeing Co.	8,600	635,798
General Dynamics Corp.	20,500	1,569,480
Goodrich Corp.	5,400	461,862
Honeywell International, Inc.	220,365	13,157,994
Huntington Ingalls Industries, Inc.*	20,655	857,183
ITT Corp.	10,900	654,545
L-3 Communications Holdings, Inc.	6,900	540,339
Lockheed Martin Corp.	117,810	9,471,924
Northrop Grumman Corp.	123,930	7,771,650
Raytheon Co.	56,500	2,874,155
Rockwell Collins, Inc.	4,400	285,252
Spirit AeroSystems Holdings, Inc., Class A*	5,300	136,051
Textron, Inc.	7,800	213,642
United Technologies Corp.	70,360	5,955,974

		44,802,504

Air Freight & Logistics (0.0%)
FedEx Corp.	6,600	617,430
UTi Worldwide, Inc.	900	18,216

		635,646

Airlines (0.2%)
AMR Corp.*	13,300	85,918
Copa Holdings S.A., Class A	700	36,960
Delta Air Lines, Inc.*	155,100	1,519,980
Southwest Airlines Co.	38,200	482,466
United Continental Holdings, Inc.*	2,500	57,475

		2,182,799

Building Products (0.0%)
Armstrong World Industries, Inc.	1,100	50,897
Masco Corp.	14,800	206,016
Owens Corning, Inc.*	3,000	107,970
USG Corp.*	2,300	38,318

		403,201

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	6,200	260,152
Cintas Corp.	7,800	236,106
Corrections Corp. of America*	5,500	134,200
Covanta Holding Corp.	7,200	122,976
KAR Auction Services, Inc.*	1,400	21,476
Pitney Bowes, Inc.	3,500	89,915
R.R. Donnelley & Sons Co.	11,500	217,580
Republic Services, Inc.	13,400	402,536
Waste Connections, Inc.	1,450	41,746
Waste Management, Inc.	28,600	1,067,924

		2,594,611

Construction & Engineering (0.2%)
Aecom Technology Corp.*	4,100	113,693
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	3,500	142,310
Fluor Corp.	16,970	1,250,010
Jacobs Engineering Group, Inc.*	2,900	149,147
KBR, Inc.	8,400	317,268
Quanta Services, Inc.*	12,400	278,132
Shaw Group, Inc.*	2,100	74,361
URS Corp.*	4,900	225,645

		2,550,566

Electrical Equipment (0.0%)
Babcock & Wilcox Co.*	1,450	48,401
General Cable Corp.*	2,000	86,600
Hubbell, Inc., Class B	2,100	149,163
Regal-Beloit Corp.	400	29,532
Thomas & Betts Corp.*	2,600	154,622

		468,318

Industrial Conglomerates (1.4%)
3M Co.	32,680	3,055,580
Carlisle Cos., Inc.	3,300	147,015
General Electric Co.	720,700	14,450,035
Tyco International Ltd.	24,200	1,083,434

		18,736,064

Machinery (1.1%)
AGCO Corp.*	5,500	302,335
CNH Global N.V.*	1,300	63,115
Crane Co.	2,900	140,447
Danaher Corp.	49,720	2,580,468
Deere & Co.	1,400	135,646
Dover Corp.	4,100	269,534
Eaton Corp.	68,970	3,823,697
Flowserve Corp.	500	64,400
Gardner Denver, Inc.	200	15,606
Harsco Corp.	4,400	155,276
IDEX Corp.	800	34,920
Ingersoll-Rand plc	74,000	3,574,940
Kennametal, Inc.	1,200	46,800
Parker Hannifin Corp.	17,000	1,609,560

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair, Inc.	2,800	$105,812
Snap-On, Inc.	3,400	204,204
SPX Corp.	10,100	801,839
Terex Corp.*	6,400	237,056
Timken Co.	1,300	67,990
Trinity Industries, Inc.	4,700	172,349
Wabtec Corp.	2,400	162,792

		14,568,786

Marine (0.0%)
Alexander & Baldwin, Inc.	2,400	109,560
Kirby Corp.*	3,000	171,870

		281,430

Professional Services (0.2%)
Dun & Bradstreet Corp.	16,730	1,342,415
Equifax, Inc.	7,500	291,375
FTI Consulting, Inc.*	500	19,165
Manpower, Inc.	4,900	308,112
Nielsen Holdings N.V.*	5,329	145,535
Towers Watson & Co., Class A	2,100	116,466

		2,223,068

Road & Rail (0.5%)
Canadian National Railway Co.	16,680	1,255,504
Con-way, Inc.	2,900	113,941
CSX Corp.	23,100	1,815,660
Hertz Global Holdings, Inc.*	1,600	25,008
Kansas City Southern*	2,500	136,125
Norfolk Southern Corp.	21,900	1,517,013
Ryder System, Inc.	1,500	75,900
Union Pacific Corp.	26,200	2,576,246

		7,515,397

Trading Companies & Distributors (0.0%)
GATX Corp.	2,000	77,320
WESCO International, Inc.*	1,700	106,250

		183,570

Total Industrials		97,145,960

Information Technology (6.0%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	27,600	169,740
Cisco Systems, Inc.	96,670	1,657,891
EchoStar Corp., Class A*	2,200	83,270
Motorola Mobility Holdings, Inc.*	17,150	418,460
Motorola Solutions, Inc.*	68,214	3,048,484
QUALCOMM, Inc.	19,950	1,093,858
Tellabs, Inc.	22,800	119,472

		6,591,175

Computers & Peripherals (0.5%)
Dell, Inc.*	216,400	3,139,964
Diebold, Inc.	3,000	106,380
Hewlett-Packard Co.	87,405	3,580,983
Lexmark International, Inc., Class A*	4,600	170,384
Seagate Technology plc*	8,000	115,200
Western Digital Corp.*	10,400	387,816

		7,500,727

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	6,400	268,032
Avnet, Inc.*	9,000	306,810
AVX Corp.	2,600	38,766
Corning, Inc.	80,800	1,666,904
Ingram Micro, Inc., Class A*	8,700	182,961
Itron, Inc.*	200	11,288
Jabil Circuit, Inc.	3,100	63,333
Molex, Inc.	7,800	195,936
TE Connectivity Ltd.	30,200	1,051,564
Tech Data Corp.*	2,800	142,408
Vishay Intertechnology, Inc.*	9,000	159,660
Vishay Precision Group, Inc.*	642	10,060

		4,097,722

Internet Software & Services (0.2%)
AOL, Inc.*	6,275	122,551
eBay, Inc.*	42,200	1,309,888
IAC/InterActiveCorp*	2,500	77,225
Monster Worldwide, Inc.*	3,700	58,830
Yahoo!, Inc.*	44,600	742,590

		2,311,084

IT Services (1.5%)
Accenture plc, Class A	182,260	10,018,832
Amdocs Ltd.*	8,200	236,570
Booz Allen Hamilton Holding Corp.*	112	2,017
Broadridge Financial Solutions, Inc.	600	13,614
Computer Sciences Corp.	9,100	443,443
Convergys Corp.*	5,800	83,288
CoreLogic, Inc.*	6,900	127,650
Fidelity National Information Services, Inc.	15,617	510,520
Fiserv, Inc.*	3,000	188,160
FleetCor Technologies, Inc.*	415	13,554
International Business Machines Corp.	31,670	5,164,427
Mastercard, Inc., Class A	8,140	2,049,001
Total System Services, Inc.	9,700	174,794
Western Union Co.	70,915	1,472,904

		20,498,774

Office Electronics (0.1%)
Xerox Corp.	81,594	868,976
Zebra Technologies Corp., Class A*	1,400	54,936

		923,912

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	21,900	188,340
Advanced Semiconductor Engineering, Inc. (ADR)	85,900	470,732
Applied Materials, Inc.	285,600	4,461,072
Atmel Corp.*	2,800	38,164
Fairchild Semiconductor International, Inc.*	7,400	134,680
Intel Corp.	310,030	6,253,305
International Rectifier Corp.*	4,200	138,852
Intersil Corp., Class A	4,800	59,760
KLA-Tencor Corp.	9,500	450,015
LSI Corp.*	36,500	248,200
MEMC Electronic Materials, Inc.*	7,800	101,088
Micron Technology, Inc.*	50,600	579,876
National Semiconductor Corp.	1,200	17,208
Novellus Systems, Inc.*	600	22,278
PMC-Sierra, Inc.*	12,800	96,000
SunPower Corp., Class A*	3,500	59,990
Texas Instruments, Inc.	198,825	6,871,392

		20,190,952

Software (1.5%)
Activision Blizzard, Inc.	22,300	244,631
CA, Inc.	4,200	101,556
Compuware Corp.*	5,700	65,835
Electronic Arts, Inc.*	1,100	21,483
Microsoft Corp.	561,400	14,237,104
Novell, Inc.*	20,600	122,158
Oracle Corp.	145,785	4,864,845
Symantec Corp.*	42,800	793,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Synopsys, Inc.*	8,300	$229,495

		20,680,619

Total Information Technology		82,794,965

Materials (2.5%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	27,300	2,461,914
Ashland, Inc.	4,200	242,592
Cabot Corp.	3,900	180,531
CF Industries Holdings, Inc.	1,181	161,549
Cytec Industries, Inc.	2,900	157,673
Dow Chemical Co.	151,800	5,730,450
E.I. du Pont de Nemours & Co.	35,100	1,929,447
Eastman Chemical Co.	3,400	337,688
FMC Corp.	1,400	118,902
Huntsman Corp.	11,100	192,918
Intrepid Potash, Inc.*	2,600	90,532
LyondellBasell Industries N.V., Class A*	30,500	1,206,275
Monsanto Co.	60,000	4,335,600
PPG Industries, Inc.	41,210	3,923,604
RPM International, Inc.	3,800	90,174
Sherwin-Williams Co.	28,620	2,403,794
Sigma-Aldrich Corp.	600	38,184
Valspar Corp.	5,300	207,230

		23,809,057

Construction Materials (0.0%)
Vulcan Materials Co.	7,600	346,560

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,000	200,520
Ball Corp.	8,600	308,310
Bemis Co., Inc.	6,400	209,984
Greif, Inc., Class A	2,100	137,361
Owens-Illinois, Inc.*	6,700	202,273
Packaging Corp. of America	6,100	176,229
Sealed Air Corp.	9,400	250,604
Sonoco Products Co.	5,900	213,757
Temple-Inland, Inc.	5,100	119,340

		1,818,378

Metals & Mining (0.6%)
AK Steel Holding Corp.	5,500	86,790
Alcoa, Inc.	200,900	3,545,885
Commercial Metals Co.	48,000	828,960
Nucor Corp.	10,700	492,414
Reliance Steel & Aluminum Co.	16,700	964,926
Royal Gold, Inc.	2,700	141,480
Schnitzer Steel Industries, Inc., Class A	1,000	65,010
Steel Dynamics, Inc.	49,200	923,484
United States Steel Corp.	6,900	372,186
Walter Energy, Inc.	700	94,801

		7,515,936

Paper & Forest Products (0.1%)
Domtar Corp.	2,500	229,450
International Paper Co.	5,700	172,026
MeadWestvaco Corp.	10,100	306,333

		707,809

Total Materials		34,197,740

Telecommunication Services (3.6%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	736,225	22,528,485
CenturyLink, Inc.	60,259	2,503,761
Frontier Communications Corp.	35,939	295,419
Level 3 Communications, Inc.*	60,200	88,494
Qwest Communications International, Inc.	102,800	702,124
Verizon Communications, Inc.	200,400	7,723,416
Windstream Corp.	16,700	214,929

		34,056,628

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	2,000	11,180
Leap Wireless International, Inc.*	3,600	55,764
MetroPCS Communications, Inc.*	7,700	125,048
NII Holdings, Inc.*	2,100	87,507
Sprint Nextel Corp.*	174,300	808,752
Telephone & Data Systems, Inc.	5,000	168,500
U.S. Cellular Corp.*	900	46,341
Vodafone Group plc	1,168,470	3,308,421
Vodafone Group plc (ADR)	389,400	11,195,250

		15,806,763

Total Telecommunication Services		49,863,391

Utilities (3.2%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	56,300	1,978,382
DPL, Inc.	7,000	191,870
Duke Energy Corp.	77,700	1,410,255
Edison International	73,500	2,689,365
Entergy Corp.	11,200	752,752
Exelon Corp.	39,100	1,612,484
FirstEnergy Corp.	24,670	915,011
Great Plains Energy, Inc.	8,000	160,160
Hawaiian Electric Industries, Inc.	5,500	136,400
ITC Holdings Corp.	400	27,960
NextEra Energy, Inc.	24,600	1,355,952
Northeast Utilities	10,400	359,840
NV Energy, Inc.	63,500	945,515
Pepco Holdings, Inc.	13,200	246,180
Pinnacle West Capital Corp.	6,400	273,856
PPL Corp.	56,664	1,433,599
Progress Energy, Inc.	17,000	784,380
Southern Co.	48,800	1,859,768
Westar Energy, Inc.	7,000	184,940

		17,318,669

Gas Utilities (0.2%)
AGL Resources, Inc.	4,600	183,264
Atmos Energy Corp.	15,400	525,140
Energen Corp.	4,300	271,416
National Fuel Gas Co.	4,400	325,600
Oneok, Inc.	6,300	421,344
Questar Corp.	10,300	179,735
UGI Corp.	47,000	1,546,300

		3,452,799

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	39,600	514,800
Calpine Corp.*	11,000	174,570
Constellation Energy Group, Inc.	29,200	908,996
GenOn Energy, Inc.*	45,316	172,654
NRG Energy, Inc.*	15,100	325,254
Ormat Technologies, Inc.	500	12,665

		2,108,939

Multi-Utilities (1.5%)
Alliant Energy Corp.	6,500	253,045
Ameren Corp.	26,300	738,241
CenterPoint Energy, Inc.	42,700	749,812
CMS Energy Corp.	79,900	1,569,236
Consolidated Edison, Inc.	16,700	847,024
Dominion Resources, Inc.	60,319	2,696,259

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DTE Energy Co.	49,100	$2,403,936
Integrys Energy Group, Inc.	4,600	232,346
MDU Resources Group, Inc.	11,100	254,967
NiSource, Inc.	121,000	2,320,780
NSTAR	6,300	291,501
OGE Energy Corp.	5,700	288,192
PG&E Corp.	77,865	3,440,076
Public Service Enterprise Group, Inc.	71,195	2,243,354
SCANA Corp.	6,700	263,779
Sempra Energy	14,700	786,450
TECO Energy, Inc.	12,600	236,376
Vectren Corp.	4,800	130,560
Wisconsin Energy Corp.	13,800	420,900
Xcel Energy, Inc.	27,200	649,808

		20,816,642

Water Utilities (0.0%)
American Water Works Co., Inc.	10,300	288,915
Aqua America, Inc.	8,100	185,409

		474,324

Total Utilities		44,171,373

Total Common Stocks (78.8%) (Cost $858,822,979)		1,085,665,749

CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Apache Corp.
6.000%	6,900	487,312

Total Energy		487,312

Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp.
9.500%	7,500	394,875

Total Utilities		394,875

Total Convertible Preferred Stocks (0.1%) (Cost $727,515)		882,187

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $1,590)	300	750

	Principal	Value
	Amount	(Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
HSBC USA, Inc.
0.11%, 4/1/11 (p)	$1,642,000	$1,641,995

Government Securities (1.6%)
U.S. Treasury Bills
0.10%, 5/5/11 #(p)	22,008,300	22,006,128

Time Deposit (19.0%)
JPMorgan Chase Nassau
0.000%, 4/1/11	261,209,179	261,209,179

Total Short-Term Investments (20.7%) (Cost $284,856,465)		284,857,302

Total Investments (99.6%) (Cost $1,144,408,549)		1,371,405,988

Other Assets Less Liabilities (0.4%)		5,507,718

Net Assets (100%)		$1,376,913,706

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,006,128.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,856	June-11	$248,826,508	$254,688,800	$5,862,292
S&P MidCap 400 E-Mini Index	181	June-11	17,140,077	17,864,700	724,623

					$6,586,915

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$131,222,919	$—	$—	$131,222,919
Consumer Staples	107,952,978	5,938,320	—	113,891,298
Energy	135,355,446	—	—	135,355,446
Financials	246,251,117	—	—	246,251,117
Health Care	148,846,360	1,925,180	—	150,771,540
Industrials	97,145,960	—	—	97,145,960
Information Technology	82,794,965	—	—	82,794,965
Materials	34,197,740	—	—	34,197,740
Telecommunication Services	46,554,970	3,308,421	—	49,863,391
Utilities	44,171,373	—	—	44,171,373
Convertible Preferred Stocks
Energy	—	487,312	—	487,312
Utilities	—	394,875	—	394,875
Futures	6,586,915	—	—	6,586,915
Rights
Health Care	750	—	—	750
Short-Term Investments	—	284,857,302	—	284,857,302

Total Assets	$1,081,081,493	$296,911,410	$—	$1,377,992,903

Total Liabilities	$—	$—	$—	$—

Total	$1,081,081,493	$296,911,410	$—	$1,377,992,903

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$89,174,308
Net Proceeds of Sales and Redemptions:
Stocks	$171,281,653

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,743,077
Aggregate gross unrealized depreciation	(10,336,924)

Net unrealized appreciation	$198,406,153

Federal income tax cost of investments	$1,172,999,835

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.3%)
Auto Components (1.1%)
American Axle & Manufacturing Holdings, Inc.*	7,581	$95,445
Amerigon, Inc.*	3,300	50,391
Autoliv, Inc.	3,668	272,276
BorgWarner, Inc.*	12,936	1,030,870
Cooper Tire & Rubber Co.	7,600	195,700
Dana Holding Corp.*	16,356	284,431
Dorman Products, Inc.*	1,368	57,579
Drew Industries, Inc.	25,752	575,042
Exide Technologies, Inc.*	1,805	20,180
Federal-Mogul Corp.*	600	14,940
Fuel Systems Solutions, Inc.*	1,700	51,306
Gentex Corp.	58,000	1,754,500
Goodyear Tire & Rubber Co.*	30,939	463,466
Lear Corp.	3,526	172,316
Standard Motor Products, Inc.	915	12,654
Stoneridge, Inc.*	1,699	24,839
Tenneco, Inc.*	25,146	1,067,448
TRW Automotive Holdings Corp.*	6,714	369,807

		6,513,190

Automobiles (0.2%)
Tesla Motors, Inc.*	1,344	37,229
Thor Industries, Inc.	29,932	998,831
Winnebago Industries, Inc.*	3,546	47,410

		1,083,470

Distributors (0.5%)
Core-Mark Holding Co., Inc.*	100	3,305
LKQ Corp.*	119,500	2,879,950
Pool Corp.	6,258	150,881
Weyco Group, Inc.	731	17,880

		3,052,016

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	2,286	92,469
Anhanguera Educacional Participacoes S.A.	53,000	1,284,219
Archipelago Learning, Inc.*	1,200	10,260
Bridgepoint Education, Inc.*	2,474	42,305
Cambium Learning Group, Inc.*	1,110	3,774
Capella Education Co.*	2,153	107,198
Career Education Corp.*	8,287	188,281
Coinstar, Inc.*	29,306	1,345,732
Corinthian Colleges, Inc.*	10,869	48,041
CPI Corp.	732	16,477
DeVry, Inc.	8,080	444,966
Education Management Corp.*	3,010	63,029
Estacio Participacoes S.A.	97,200	1,593,160
Grand Canyon Education, Inc.*	3,914	56,753
Hillenbrand, Inc.	7,866	169,119
ITT Educational Services, Inc.*	3,773	272,222
K12, Inc.*	3,200	107,840
Learning Tree International, Inc.	1,000	8,790
Lincoln Educational Services Corp.	2,023	32,145
Matthews International Corp., Class A	3,700	142,635
Pre-Paid Legal Services, Inc.*	875	57,750
Princeton Review, Inc.*	2,300	878
Sotheby’s, Inc.	8,537	449,046
Steiner Leisure Ltd.*	1,882	87,061
Strayer Education, Inc.	1,770	230,967
Universal Technical Institute, Inc.	2,800	54,460
Weight Watchers International, Inc.	13,297	932,120
Xueda Education Group (ADR)*	68,500	654,860

		8,496,557

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	2,319	35,086
Ambassadors Group, Inc.	2,536	27,769
Ameristar Casinos, Inc.	3,100	55,025
Bally Technologies, Inc.*	6,977	264,079
BJ’s Restaurants, Inc.*	2,820	110,911
Brinker International, Inc.	10,091	255,302
Buffalo Wild Wings, Inc.*	20,229	1,101,064
California Pizza Kitchen, Inc.*	2,554	43,112
Caribou Coffee Co., Inc.*	1,090	11,085
Carrols Restaurant Group, Inc.*	1,200	11,124
CEC Entertainment, Inc.	2,788	105,191
Cheesecake Factory, Inc.*	44,955	1,352,696
Chipotle Mexican Grill, Inc.*	6,955	1,894,333
Choice Hotels International, Inc.	329	12,782
Churchill Downs, Inc.	242	10,043
Cracker Barrel Old Country Store, Inc.	2,814	138,280
Denny’s Corp.*	14,200	57,652
DineEquity, Inc.*	2,301	126,509
Domino’s Pizza UK & IRL plc	192,064	1,318,399
Domino’s Pizza, Inc.*	1,555	28,659
Einstein Noah Restaurant Group, Inc.	600	9,768
Empire Resorts, Inc.*	2,891	1,792
Gaylord Entertainment Co.*	29,450	1,021,326
International Speedway Corp., Class A	660	19,668
Interval Leisure Group, Inc.*	5,400	88,290
Isle of Capri Casinos, Inc.*	266	2,527
Jack in the Box, Inc.*	39,857	903,957
Jamba, Inc.*	6,918	15,220
Krispy Kreme Doughnuts, Inc.*	9,200	64,768
Life Time Fitness, Inc.*	21,483	801,531
McCormick & Schmick’s Seafood Restaurants, Inc.*	643	4,642
Monarch Casino & Resort, Inc.*	351	3,650
Morgans Hotel Group Co.*	1,452	14,230
Multimedia Games, Inc.*	100	573
Orient-Express Hotels Ltd., Class A*	90,810	1,123,320
P.F. Chang’s China Bistro, Inc.	2,889	133,443
Panera Bread Co., Class A*	16,302	2,070,354
Papa John’s International, Inc.*	2,101	66,539
Peet’s Coffee & Tea, Inc.*	26,209	1,260,391
Pinnacle Entertainment, Inc.*	681	9,275
Ruth’s Hospitality Group, Inc.*	4,100	21,156
Scientific Games Corp., Class A*	4,336	37,897
Shuffle Master, Inc.*	82,242	878,345
Sonic Corp.*	7,800	70,590
Texas Roadhouse, Inc.	7,071	120,136
Wendy’s/Arby’s Group, Inc., Class A	15,900	79,977
WMS Industries, Inc.*	7,338	259,398

		16,041,864

Household Durables (1.2%)
Blyth, Inc.	244	7,928
Ethan Allen Interiors, Inc.	717	15,702
Harman International Industries, Inc.	4,271	199,968
iRobot Corp.*	2,660	87,487
Jarden Corp.	32,770	1,165,629
La-Z-Boy, Inc.*	655	6,255
Leggett & Platt, Inc.	11,357	278,247
Mohawk Industries, Inc.*	715	43,722

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NVR, Inc.*	738	$557,928
Sealy Corp.*	1,700	4,318
Tempur-Pedic International, Inc.*	78,524	3,978,026
Tupperware Brands Corp.	8,027	479,292
Universal Electronics, Inc.*	811	23,973

		6,848,475

Internet & Catalog Retail (0.9%)
Blue Nile, Inc.*	16,397	885,274
drugstore.com, Inc.*	13,800	53,130
Gaiam, Inc., Class A	71,068	469,049
HSN, Inc.*	5,100	163,353
Netflix, Inc.*	5,500	1,305,315
Nutrisystem, Inc.	3,394	49,179
Orbitz Worldwide, Inc.*	2,458	8,775
Overstock.com, Inc.*	1,951	30,670
PetMed Express, Inc.	3,114	49,388
priceline.com, Inc.*	3,440	1,742,154
Shutterfly, Inc.*	14,593	764,089
U.S. Auto Parts Network, Inc.*	1,549	13,476
Vitacost.com, Inc.(b)*†	1,632	6,977

		5,540,829

Leisure Equipment & Products (0.5%)
Brunswick Corp.	85,183	2,166,204
Eastman Kodak Co.*	33,940	109,626
Leapfrog Enterprises, Inc.*	3,483	15,046
Polaris Industries, Inc.	3,991	347,297
Smith & Wesson Holding Corp.*	7,789	27,651
Sturm Ruger & Co., Inc.	2,700	62,019
Summer Infant, Inc.*	965	7,720

		2,735,563

Media (1.0%)
Arbitron, Inc.	3,300	132,099
Ballantyne Strong, Inc.*	1,461	10,475
Belo Corp., Class A*	11,522	101,509
Carmike Cinemas, Inc.*	890	6,364
CKX, Inc.*	1,526	6,440
Crown Media Holdings, Inc., Class A*	1,200	2,784
DreamWorks Animation SKG, Inc., Class A*	9,366	261,592
Entercom Communications Corp., Class A*	2,468	27,197
Entravision Communications Corp., Class A*	6,157	16,685
Global Sources Ltd.*	2,323	27,017
Harte-Hanks, Inc.	4,894	58,239
Interpublic Group of Cos., Inc.	61,814	777,002
John Wiley & Sons, Inc., Class A	5,327	270,825
Knology, Inc.*	3,572	46,115
Lamar Advertising Co., Class A*	28,714	1,060,695
Lee Enterprises, Inc.*	5,576	15,055
Lions Gate Entertainment Corp.*	103,912	649,450
LodgeNet Interactive Corp.*	1,483	5,398
Madison Square Garden, Inc., Class A*	2,454	66,233
Martha Stewart Living Omnimedia, Inc., Class A*	3,282	12,176
McClatchy Co., Class A*	7,552	25,677
Media General, Inc., Class A*	529	3,640
Meredith Corp.	1,934	65,601
Morningstar, Inc.	2,805	163,756
National CineMedia, Inc.	61,429	1,146,879
PRIMEDIA, Inc.	100	487
Regal Entertainment Group, Class A	2,626	35,451
Rentrak Corp.*	1,500	40,380
Sirius XM Radio, Inc.*	490,861	814,829
SuperMedia, Inc.*	1,427	8,904
Valassis Communications, Inc.*	6,368	185,564
Value Line, Inc.	118	1,746
Warner Music Group Corp.*	1,152	7,799
Westwood One, Inc.*	435	3,154
World Wrestling Entertainment, Inc., Class A	2,644	33,235

		6,090,452

Multiline Retail (0.5%)
99 Cents Only Stores*	4,900	96,040
Big Lots, Inc.*	40,259	1,748,448
Bon-Ton Stores, Inc.*	493	7,642
Dollar Tree, Inc.*	18,050	1,002,136
Retail Ventures, Inc.*	2,731	47,110

		2,901,376

Specialty Retail (4.0%)
Aaron’s, Inc.	5,182	131,416
Abercrombie & Fitch Co., Class A	30,712	1,802,794
Advance Auto Parts, Inc.	19,925	1,307,479
Aeropostale, Inc.*	11,816	287,365
American Eagle Outfitters, Inc.	6,599	104,858
America’s Car-Mart, Inc.*	733	18,897
ANN, Inc.*	7,427	216,200
Asbury Automotive Group, Inc.*	3,361	62,145
Ascena Retail Group, Inc.*	7,050	228,491
AutoNation, Inc.*	3,120	110,354
bebe stores, Inc.	1,077	6,300
Big 5 Sporting Goods Corp.	2,831	33,746
Brown Shoe Co., Inc.	3,746	45,776
Buckle, Inc.	3,098	125,159
CarMax, Inc.*	60,783	1,951,134
Casual Male Retail Group, Inc.*	3,834	18,825
Cato Corp., Class A	3,614	88,543
Chico’s FAS, Inc.	22,280	331,972
Children’s Place Retail Stores, Inc.*	3,134	156,167
Christopher & Banks Corp.	2,376	15,397
Citi Trends, Inc.*	25,955	578,537
Coldwater Creek, Inc.*	6,500	17,160
Collective Brands, Inc.*	5,541	119,575
Destination Maternity Corp.	1,600	36,912
Dick’s Sporting Goods, Inc.*	74,311	2,970,954
DSW, Inc., Class A*	1,817	72,607
Express, Inc.	1,678	32,788
Finish Line, Inc., Class A	2,132	42,320
Group 1 Automotive, Inc.	476	20,373
Guess?, Inc.	22,676	892,301
hhgregg, Inc.*	1,702	22,790
Hibbett Sports, Inc.*	3,719	133,177
HOT Topic, Inc.	2,794	15,926
Jos. A. Bank Clothiers, Inc.*	3,522	179,199
Kirkland’s, Inc.*	2,197	33,922
Lumber Liquidators Holdings, Inc.*	2,854	71,322
Midas, Inc.*	2,300	17,641
Monro Muffler Brake, Inc.	3,783	124,763
Office Depot, Inc.*	4,287	19,849
OfficeMax, Inc.*	4,078	52,769
Penske Automotive Group, Inc.*	2,106	42,162
PetSmart, Inc.	15,034	615,642
Pier 1 Imports, Inc.*	13,207	134,051
Ross Stores, Inc.	17,800	1,265,936
Rue21, Inc.*	1,830	52,704
SA SA International Holdings Ltd.	1,178,000	601,225
Sally Beauty Holdings, Inc.*	10,789	151,154
Select Comfort Corp.*	5,865	70,732
Sonic Automotive, Inc., Class A	600	8,406

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Stein Mart, Inc.	1,801	$18,208
Systemax, Inc.*	1,218	16,467
Talbots, Inc.*	7,743	46,768
Tractor Supply Co.	40,670	2,434,506
Ulta Salon Cosmetics & Fragrance, Inc.*	65,437	3,149,483
Vitamin Shoppe, Inc.*	13,805	467,023
Wet Seal, Inc., Class A*	10,593	45,338
Williams-Sonoma, Inc.	47,662	1,930,311
Zumiez, Inc.*	2,800	74,004

		23,622,023

Textiles, Apparel & Luxury Goods (2.3%)
American Apparel, Inc.*	2,054	1,980
Carter’s, Inc.*	7,504	214,839
Cherokee, Inc.	895	15,448
Coach, Inc.	22,510	1,171,420
Columbia Sportswear Co.	19,500	1,158,690
Crocs, Inc.*	10,838	193,350
Culp, Inc.*	992	9,206
Deckers Outdoor Corp.*	4,977	428,769
Fossil, Inc.*	6,259	586,155
G-III Apparel Group Ltd.*	2,089	78,505
Hanesbrands, Inc.*	68,474	1,851,537
Iconix Brand Group, Inc.*	44,900	964,452
Joe’s Jeans, Inc.*	4,722	5,005
K-Swiss, Inc., Class A*	1,966	22,157
LaCrosse Footwear, Inc.	329	6,031
Liz Claiborne, Inc.*	11,761	63,392
Maidenform Brands, Inc.*	2,926	83,596
Oxford Industries, Inc.	1,897	64,858
Pandora A/S*	19,633	1,001,950
Phillips-Van Heusen Corp.	7,137	464,119
R.G. Barry Corp.	467	6,113
Skechers U.S.A., Inc., Class A*	4,371	89,780
Steven Madden Ltd.*	3,152	147,923
Timberland Co., Class A*	3,676	151,782
True Religion Apparel, Inc.*	3,271	76,770
Under Armour, Inc., Class A*	31,973	2,175,763
Vera Bradley, Inc.*	19,706	831,790
Volcom, Inc.	2,545	47,159
Warnaco Group, Inc.*	5,700	325,983
Wolverine World Wide, Inc.	33,600	1,252,608

		13,491,130

Total Consumer Discretionary		96,416,945

Consumer Staples (2.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,144	105,957
Coca-Cola Bottling Co. Consolidated	565	37,765
Hansen Natural Corp.*	16,969	1,022,043
Heckmann Corp.*	11,210	73,425
National Beverage Corp.	1,300	17,849

		1,257,039

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	133	10,149
BJ’s Wholesale Club, Inc.*	607	29,634
Casey’s General Stores, Inc.	20,527	800,553
Fresh Market, Inc.*	20,137	759,970
Pricesmart, Inc.	2,075	76,028
Ruddick Corp.	2,898	111,834
United Natural Foods, Inc.*	6,007	269,234
Village Super Market, Inc., Class A	500	14,550
Whole Foods Market, Inc.	20,200	1,331,180

		3,403,132

Food Products (1.6%)
Alico, Inc.	257	6,880
B&G Foods, Inc.	3,179	59,670
Calavo Growers, Inc.	1,440	31,464
Cal-Maine Foods, Inc.	1,600	47,200
Darling International, Inc.*	9,944	152,839
Diamond Foods, Inc.	2,708	151,106
Farmer Bros Co.	248	3,006
Flowers Foods, Inc.	3,696	100,642
Green Mountain Coffee Roasters, Inc.*	101,047	6,528,647
Hain Celestial Group, Inc.*	21,900	706,932
J&J Snack Foods Corp.	1,700	80,019
Lancaster Colony Corp.	2,393	145,016
Lifeway Foods, Inc.*	716	7,461
Limoneira Co.	1,018	24,127
Pilgrim’s Pride Corp.*	1,800	13,878
Sanderson Farms, Inc.	2,589	118,887
Smart Balance, Inc.*	4,445	20,402
Snyders-Lance, Inc.	3,300	65,505
Tootsie Roll Industries, Inc.	2,795	79,278
TreeHouse Foods, Inc.*	19,500	1,108,965

		9,451,924

Household Products (0.1%)
Church & Dwight Co., Inc.	9,015	715,250
WD-40 Co.	1,969	83,367

		798,617

Personal Products (0.2%)
Alberto-Culver Co.	2,621	97,685
Female Health Co.	2,500	12,475
Herbalife Ltd.	7,602	618,499
Inter Parfums, Inc.	1,736	32,133
Medifast, Inc.*	1,734	34,247
Nature’s Sunshine Products, Inc.*	539	4,829
Nu Skin Enterprises, Inc., Class A	6,500	186,875
Revlon, Inc., Class A*	858	13,616
Synutra International, Inc.*	2,373	27,290
USANA Health Sciences, Inc.*	700	24,157

		1,051,806

Tobacco (0.0%)
Star Scientific, Inc.*	14,200	64,468
Vector Group Ltd.	3,682	63,662

		128,130

Total Consumer Staples		16,090,648

Energy (4.5%)
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*	1,516	70,388
CARBO Ceramics, Inc.	2,448	345,462
Complete Production Services, Inc.*	27,620	878,592
Core Laboratories N.V.	5,640	576,239
Dresser-Rand Group, Inc.*	9,521	510,516
Dril-Quip, Inc.*	17,586	1,389,822
Ensco plc (ADR)	21,100	1,220,424
Exterran Holdings, Inc.*	1,016	24,110
ION Geophysical Corp.*	16,044	203,598
Key Energy Services, Inc.*	54,763	851,565
Lufkin Industries, Inc.	3,884	363,037
Matrix Service Co.*	600	8,340
Oceaneering International, Inc.*	8,600	769,270
Oil States International, Inc.*	10,971	835,332
OYO Geospace Corp.*	397	39,136
Rowan Cos., Inc.*	1,903	84,075
RPC, Inc.	5,785	146,476
Superior Energy Services, Inc.*	32,324	1,325,284

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TETRA Technologies, Inc.*	1,513	$23,300

		9,664,966

Oil, Gas & Consumable Fuels (2.9%)
Alpha Natural Resources, Inc.*	2,117	125,686
Apco Oil and Gas International, Inc.	1,143	98,024
Arch Coal, Inc.	14,511	522,976
Bill Barrett Corp.*	20,200	806,182
BPZ Resources, Inc.*	3,474	18,447
Brigham Exploration Co.*	14,988	557,254
Cabot Oil & Gas Corp.	45,200	2,394,244
Callon Petroleum Co.*	3,340	25,952
CAMAC Energy, Inc.*	5,687	8,531
Carrizo Oil & Gas, Inc.*	4,067	150,194
Cheniere Energy, Inc.*	3,700	34,447
Clayton Williams Energy, Inc.*	601	63,526
Clean Energy Fuels Corp.*	5,041	82,572
Cloud Peak Energy, Inc.*	1,200	25,908
Cobalt International Energy, Inc.*	21,600	363,096
Comstock Resources, Inc.*	36,400	1,126,216
Concho Resources, Inc.*	12,897	1,383,848
Consol Energy, Inc.	26,240	1,407,251
Contango Oil & Gas Co.*	1,094	69,185
Endeavour International Corp.*	2,985	37,910
Energy XXI Bermuda Ltd.*	8,665	295,477
Evolution Petroleum Corp.*	1,253	9,773
EXCO Resources, Inc.	18,602	384,317
Forest Oil Corp.*	9,134	345,539
Frontline Ltd.	5,359	132,742
FX Energy, Inc.*	7,100	59,356
Golar LNG Ltd.	950	24,301
Gulfport Energy Corp.*	3,543	128,079
Holly Corp.	3,909	237,511
Houston American Energy Corp.	2,251	34,688
Isramco, Inc.*	200	13,000
James River Coal Co.*	29,707	718,018
Karoon Gas Australia Ltd.*	47,096	348,790
Kodiak Oil & Gas Corp.*	21,136	141,611
L&L Energy, Inc.*	1,662	11,501
Magnum Hunter Resources Corp.*	6,002	51,437
McMoRan Exploration Co.*	11,963	211,865
Northern Oil and Gas, Inc.*	6,765	180,626
Oasis Petroleum, Inc.*	3,013	95,271
Panhandle Oil and Gas, Inc., Class A	1,021	32,315
PetroQuest Energy, Inc.*	1,117	10,455
Quicksilver Resources, Inc.*	1,175	16,814
RAM Energy Resources, Inc.*	5,346	11,120
Rentech, Inc.*	25,405	31,756
Resolute Energy Corp.*	19,720	357,721
Rex Energy Corp.*	968	11,277
Rosetta Resources, Inc.*	4,082	194,058
SandRidge Energy, Inc.*	26,177	335,066
Scorpio Tankers, Inc.*	582	6,006
SM Energy Co.	18,756	1,391,508
Southwestern Energy Co.*	32,000	1,375,040
Syntroleum Corp.*	10,600	23,956
Targa Resources Corp.	907	32,870
TransAtlantic Petroleum Ltd.*	18,600	57,660
Uranium Energy Corp.*	8,800	35,112
VAALCO Energy, Inc.*	100	776
Venoco, Inc.*	692	11,826
W&T Offshore, Inc.	714	16,272
Warren Resources, Inc.*	3,600	18,324
Whiting Petroleum Corp.*	776	56,997
World Fuel Services Corp.	4,369	177,425

		16,929,705

Total Energy		26,594,671

Financials (4.5%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc.*	23,008	2,516,385
Artio Global Investors, Inc.	3,137	50,694
BGC Partners, Inc., Class A	6,982	64,863
Cohen & Steers, Inc.	1,682	49,922
Diamond Hill Investment Group, Inc.	300	24,000
Duff & Phelps Corp., Class A	3,267	52,207
Eaton Vance Corp.	14,900	480,376
Epoch Holding Corp.	1,900	29,982
Evercore Partners, Inc., Class A	25,964	890,306
Federated Investors, Inc., Class B	7,571	202,524
Financial Engines, Inc.*	1,077	29,682
GAMCO Investors, Inc., Class A	529	24,524
GFI Group, Inc.	5,520	27,710
Gleacher & Co., Inc.*	6,332	11,018
Greenhill & Co., Inc	13,541	890,862
HFF, Inc., Class A*	882	13,265
Internet Capital Group, Inc.*	909	12,908
Invesco Ltd.	39,160	1,000,930
Janus Capital Group, Inc.	2,321	28,943
JMP Group, Inc.	300	2,583
KBW, Inc.	23,499	615,439
Ladenburg Thalmann Financial Services, Inc.*	10,014	11,516
Lazard Ltd., Class A	33,321	1,385,487
optionsXpress Holdings, Inc.	5,200	95,212
Pzena Investment Management, Inc., Class A	949	6,700
Rodman & Renshaw Capital Group, Inc.*	1,603	3,286
Safeguard Scientifics, Inc.*	618	12,576
SEI Investments Co.	67,500	1,611,900
Stifel Financial Corp.*	27,557	1,978,317
TradeStation Group, Inc.*	1,303	9,147
Virtus Investment Partners, Inc.*	327	19,267
Waddell & Reed Financial, Inc., Class A	11,000	446,710
Westwood Holdings Group, Inc.	723	29,101

		12,628,342

Commercial Banks (0.6%)
Arrow Financial Corp.	183	4,528
Bank of Hawaii Corp.	1,948	93,153
Bank of the Ozarks, Inc.	211	9,223
Bridge Bancorp, Inc.	321	7,181
First Financial Bankshares, Inc.	1,191	61,182
Hancock Holding Co.	19,300	633,812
IBERIABANK Corp.	12,061	725,228
Investors Bancorp, Inc.*	709	10,557
MB Financial, Inc.	41,500	869,840
Signature Bank/New York*	19,218	1,083,895
Suffolk Bancorp	434	9,105
SY Bancorp, Inc.	300	7,548
Westamerica Bancorp	1,657	85,120

		3,600,372

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	1,970	10,441
Cash America International, Inc.	887	40,846
CompuCredit Holdings Corp.*	300	1,971
Credit Acceptance Corp.*	649	46,053

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Financial Corp.*	4,797	$99,538
EZCORP, Inc., Class A*	5,700	178,923
First Cash Financial Services, Inc.*	3,837	148,108
Green Dot Corp., Class A*	487	20,897
Nelnet, Inc., Class A	500	10,915
Netspend Holdings, Inc.*	78,827	829,260
World Acceptance Corp.*	868	56,594

		1,443,546

Diversified Financial Services (0.3%)
Encore Capital Group, Inc.*	972	23,027
Justice Holdings Ltd.*	59,154	937,087
Life Partners Holdings, Inc.	1,267	10,187
MarketAxess Holdings, Inc.	3,800	91,960
MSCI, Inc., Class A*	13,943	513,381
NewStar Financial, Inc.*	400	4,368
Portfolio Recovery Associates, Inc.*	2,173	184,987

		1,764,997

Insurance (0.2%)
Arch Capital Group Ltd.*	361	35,807
Arthur J. Gallagher & Co.	3,575	108,716
Axis Capital Holdings Ltd.	4,300	150,156
Brown & Brown, Inc.	7,830	202,014
CNO Financial Group, Inc.*	1,653	12,414
Crawford & Co., Class B	2,000	9,520
eHealth, Inc.*	3,101	41,243
Endurance Specialty Holdings Ltd.	891	43,499
Erie Indemnity Co., Class A	2,600	184,886
Tower Group, Inc.	2,571	61,781
Validus Holdings Ltd.	1,297	43,229

		893,265

Real Estate Investment Trusts (REITs) (0.6%)
Acadia Realty Trust (REIT)	1,101	20,831
Alexander’s, Inc. (REIT)	186	75,693
AMB Property Corp. (REIT)	1,976	71,077
Apartment Investment & Management Co. (REIT), Class A	7,276	185,320
Associated Estates Realty Corp. (REIT)	2,257	35,841
Chatham Lodging Trust (REIT)	19,300	313,625
Digital Realty Trust, Inc. (REIT)	10,837	630,063
DuPont Fabros Technology, Inc. (REIT)	2,081	50,464
EastGroup Properties, Inc. (REIT)	1,725	75,848
Equity Lifestyle Properties, Inc. (REIT)	2,260	130,289
Essex Property Trust, Inc. (REIT)	1,479	183,396
Federal Realty Investment Trust (REIT)	4,635	378,031
FelCor Lodging Trust, Inc. (REIT)*	45,048	276,144
Getty Realty Corp. (REIT)	1,180	26,998
Home Properties, Inc. (REIT)	1,637	96,501
LTC Properties, Inc. (REIT)	582	16,494
Mid-America Apartment Communities, Inc. (REIT)	2,550	163,710
National Health Investors, Inc. (REIT)	1,489	71,353
Omega Healthcare Investors, Inc. (REIT)	2,236	49,952
Potlatch Corp. (REIT)	2,701	108,580
PS Business Parks, Inc. (REIT)	600	34,764
Rayonier, Inc. (REIT)	3,131	195,093
Saul Centers, Inc. (REIT)	580	25,839
Strategic Hotels & Resorts, Inc. (REIT)*	4,241	27,354
Tanger Factory Outlet Centers (REIT)	6,030	158,227
UDR, Inc. (REIT)	621	15,134
Universal Health Realty Income Trust (REIT)	671	27,196
Washington Real Estate Investment Trust (REIT)	2,033	63,206

		3,507,023

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	36,035	962,135
Jones Lang LaSalle, Inc.	5,310	529,619
Kennedy-Wilson Holdings, Inc.*	1,650	17,919
St. Joe Co.*	10,540	264,238
Tejon Ranch Co.*	591	21,713

		1,795,624

Thrifts & Mortgage Finance (0.2%)
BankUnited, Inc.	18,885	542,188
Capitol Federal Financial, Inc.	595	6,706
Northwest Bancshares, Inc.	56,000	702,240
Oritani Financial Corp.	1,800	22,824
TrustCo Bank Corp./New York	1,650	9,784
ViewPoint Financial Group	1,131	14,703

		1,298,445

Total Financials		26,931,614

Health Care (11.9%)
Biotechnology (2.5%)
Acorda Therapeutics, Inc.*	4,928	114,330
Affymax, Inc.*	1,996	11,717
Alexion Pharmaceuticals, Inc.*	20,361	2,009,223
Alkermes, Inc.*	3,554	46,024
Allos Therapeutics, Inc.*	9,576	30,356
Alnylam Pharmaceuticals, Inc.*	4,400	42,108
AMAG Pharmaceuticals, Inc.*	2,603	43,470
Amarin Corp. plc (ADR)*	48,450	353,685
Amylin Pharmaceuticals, Inc.*	29,812	338,962
Ardea Biosciences, Inc.*	11,189	321,012
Arena Pharmaceuticals, Inc.*	12,100	16,819
ARIAD Pharmaceuticals, Inc.*	13,300	100,016
ArQule, Inc.*	48,104	344,425
Array BioPharma, Inc.*	8,000	24,480
AspenBio Pharma, Inc.*	4,238	3,602
AVI BioPharma, Inc.*	16,100	30,107
BioCryst Pharmaceuticals, Inc.*	3,595	13,625
BioMarin Pharmaceutical, Inc.*	12,852	322,971
BioMimetic Therapeutics, Inc.*	2,194	28,763
BioSante Pharmaceuticals, Inc.*	5,985	11,850
Biospecifics Technologies Corp.*	533	13,591
Biotime, Inc.*	2,443	18,200
Celera Corp.*	1,442	11,695
Celldex Therapeutics, Inc.*	3,900	15,678
Cepheid, Inc.*	28,598	801,316
Chelsea Therapeutics International Ltd.*	57,700	225,030
Clinical Data, Inc.*	1,493	45,238
Codexis, Inc.*	616	7,306
Cubist Pharmaceuticals, Inc.*	7,300	184,252
Curis, Inc.*	11,300	36,725
Cytokinetics, Inc.*	7,400	11,026
Cytori Therapeutics, Inc.*	4,854	38,007
CytRx Corp.*	10,855	9,553
Dyax Corp.*	13,400	21,574
Dynavax Technologies Corp.*	7,865	21,707
Emergent Biosolutions, Inc.*	2,152	51,992

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Enzon Pharmaceuticals, Inc.*	4,192	$45,693
Exact Sciences Corp.*	3,792	27,909
Exelixis, Inc.*	8,261	93,349
Genomic Health, Inc.*	1,556	38,278
Geron Corp.*	11,607	58,615
Halozyme Therapeutics, Inc.*	9,087	60,974
Human Genome Sciences, Inc.*	45,571	1,250,924
Idenix Pharmaceuticals, Inc.*	5,400	17,928
Immunogen, Inc.*	8,452	76,660
Immunomedics, Inc.*	10,100	38,582
Incyte Corp.*	36,010	570,759
Infinity Pharmaceuticals, Inc.*	700	4,116
Inhibitex, Inc.*	5,763	20,862
Inovio Pharmaceuticals, Inc.*	4,795	5,275
InterMune, Inc.*	17,313	817,000
Ironwood Pharmaceuticals, Inc.*	20,129	281,806
Isis Pharmaceuticals, Inc.*	11,900	107,576
Keryx Biopharmaceuticals, Inc.*	6,256	31,280
Lexicon Pharmaceuticals, Inc.*	8,200	13,776
Ligand Pharmaceuticals, Inc., Class B*	2,950	29,500
MannKind Corp.*	7,884	28,777
Maxygen, Inc.	733	3,812
Medivation, Inc.*	4,095	76,331
Metabolix, Inc.*	3,300	34,683
Micromet, Inc.*	10,107	56,700
Momenta Pharmaceuticals, Inc.*	5,173	81,992
Myriad Genetics, Inc.*	12,191	245,649
Nabi Biopharmaceuticals*	5,342	31,037
Nanosphere, Inc.*	1,600	5,200
Neuralstem, Inc.*	4,425	7,965
Neurocrine Biosciences, Inc.*	6,641	50,405
NeurogesX, Inc.*	1,500	6,075
Novavax, Inc.*	11,400	29,526
NPS Pharmaceuticals, Inc.*	7,726	73,938
Nymox Pharmaceutical Corp.*	1,250	9,863
Omeros Corp.*	2,126	17,008
Onyx Pharmaceuticals, Inc.*	7,900	277,922
Opko Health, Inc.*	8,200	30,586
Orexigen Therapeutics, Inc.*	2,800	7,868
Osiris Therapeutics, Inc.*	1,972	14,317
PDL BioPharma, Inc.	14,900	86,420
Peregrine Pharmaceuticals, Inc.*	5,025	11,859
Pharmacyclics, Inc.*	4,576	26,953
Pharmasset, Inc.*	7,071	556,558
Progenics Pharmaceuticals, Inc.*	3,200	19,776
Regeneron Pharmaceuticals, Inc.*	19,177	861,814
Rigel Pharmaceuticals, Inc.*	6,699	47,630
Sangamo BioSciences, Inc.*	6,700	55,811
Savient Pharmaceuticals, Inc.*	33,393	353,966
Sciclone Pharmaceuticals, Inc.*	6,000	24,240
Seattle Genetics, Inc.*	10,500	163,485
SIGA Technologies, Inc.*	3,952	47,819
Spectrum Pharmaceuticals, Inc.*	6,138	54,567
StemCells, Inc.*	19,800	18,018
SuperGen, Inc.*	3,440	10,664
Synta Pharmaceuticals Corp.*	2,700	14,202
Talecris Biotherapeutics Holdings Corp.*	6,400	171,520
Targacept, Inc.*	3,012	80,089
Theravance, Inc.*	7,942	192,355
Transcept Pharmaceuticals, Inc.*	28,500	233,415
United Therapeutics Corp.*	19,702	1,320,428
Vanda Pharmaceuticals, Inc.*	3,745	27,301
Vical, Inc.*	7,600	22,496
Zalicus, Inc.*	6,004	14,530
ZIOPHARM Oncology, Inc.*	5,560	34,750

		14,851,617

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*	2,863	82,569
ABIOMED, Inc.*	4,074	59,195
Accuray, Inc.*	6,000	54,180
Alere, Inc.*	3,092	121,021
Align Technology, Inc.*	7,400	151,552
Alimera Sciences, Inc.*	519	4,048
Alphatec Holdings, Inc.*	6,000	16,200
American Medical Systems Holdings, Inc.*	68,100	1,473,684
Analogic Corp.	1,164	65,824
Antares Pharma, Inc.*	6,450	11,610
ArthroCare Corp.*	3,405	113,523
Atrion Corp.	177	30,881
Cerus Corp.*	4,324	12,496
Conceptus, Inc.*	4,009	57,930
Cooper Cos., Inc.	1,086	75,423
CryoLife, Inc.*	880	5,368
Cyberonics, Inc.*	3,513	111,749
Delcath Systems, Inc.*	4,723	34,808
DexCom, Inc.*	93,263	1,447,442
Edwards Lifesciences Corp.*	26,200	2,279,400
Endologix, Inc.*	7,500	50,850
Exactech, Inc.*	855	15,005
Gen-Probe, Inc.*	32,700	2,169,645
Haemonetics Corp.*	3,145	206,123
Hansen Medical, Inc.*	4,700	10,387
HeartWare International, Inc.*	18,729	1,601,891
Hill-Rom Holdings, Inc.	6,722	255,302
Hologic, Inc.*	91,230	2,025,306
ICU Medical, Inc.*	352	15,411
IDEXX Laboratories, Inc.*	7,303	563,938
Immucor, Inc.*	8,700	172,086
Insulet Corp.*	5,000	103,100
Integra LifeSciences Holdings Corp.*	2,637	125,047
Invacare Corp.	371	11,546
IRIS International, Inc.*	2,136	19,267
Kensey Nash Corp.*	758	18,882
Kinetic Concepts, Inc.*	752	40,924
MAKO Surgical Corp.*	3,172	76,762
Masimo Corp.	19,125	633,037
MELA Sciences, Inc.*	2,999	10,556
Meridian Bioscience, Inc.	5,000	119,950
Merit Medical Systems, Inc.*	3,300	64,746
Natus Medical, Inc.*	3,539	59,455
Neogen Corp.*	2,798	115,781
NuVasive, Inc.*	5,000	126,600
NxStage Medical, Inc.*	41,173	904,983
OraSure Technologies, Inc.*	6,400	50,304
Orthofix International N.V.*	2,255	73,197
Orthovita, Inc.*	10,300	21,939
Palomar Medical Technologies, Inc.*	1,434	21,295
Quidel Corp.*	3,008	35,976
ResMed, Inc.*	19,202	576,060
Rochester Medical Corp.*	1,500	17,220
RTI Biologics, Inc.*	2,500	7,150
Sirona Dental Systems, Inc.*	22,579	1,132,563
SonoSite, Inc.*	1,880	62,642
Spectranetics Corp.*	5,000	23,550
STAAR Surgical Co.*	3,922	21,846
Stereotaxis, Inc.*	4,018	15,550
STERIS Corp.	7,146	246,823

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
SurModics, Inc.*	1,250	$15,625
Synovis Life Technologies, Inc.*	1,480	28,386
Teleflex, Inc	837	48,529
Thoratec Corp.*	32,851	851,826
TomoTherapy, Inc.*	3,800	17,366
Unilife Corp.*	5,499	31,179
Vascular Solutions, Inc.*	2,208	24,089
Volcano Corp.*	40,809	1,044,710
West Pharmaceutical Services, Inc.	4,200	188,034
Wright Medical Group, Inc.*	3,124	53,139
Young Innovations, Inc.	343	10,770
Zoll Medical Corp.*	16,807	753,122

		21,098,373

Health Care Providers & Services (2.3%)
Accretive Health, Inc.*	1,455	40,391
Air Methods Corp.*	1,446	97,244
Alliance HealthCare Services, Inc.*	4,200	18,564
Allied Healthcare International, Inc.*	100	254
Almost Family, Inc.*	1,041	39,183
Amedisys, Inc.*	3,598	125,930
America Service Group, Inc.	1,200	30,768
American Dental Partners, Inc.*	442	5,799
AMERIGROUP Corp.*	871	55,962
AMN Healthcare Services, Inc.*	2,505	21,693
Bio-Reference Labs, Inc.*	3,115	69,901
BioScrip, Inc.*	4,199	19,777
Brookdale Senior Living, Inc.*	1,162	32,536
Cardinal Health, Inc.	30,000	1,233,900
CardioNet, Inc.*	822	3,937
Catalyst Health Solutions, Inc.*	4,836	270,477
Centene Corp.*	32,460	1,070,531
Chemed Corp.	2,894	192,769
Chindex International, Inc.*	993	15,938
Community Health Systems, Inc.*	23,106	924,009
Continucare Corp.*	3,344	17,890
Corvel Corp.*	961	51,106
Emergency Medical Services Corp., Class A*	3,790	241,006
Emeritus Corp.*	2,800	71,288
Ensign Group, Inc.	1,800	57,474
ExamWorks Group, Inc.*	1,112	24,720
Gentiva Health Services, Inc.*	1,200	33,636
Hanger Orthopedic Group, Inc.*	1,604	41,752
Health Management Associates, Inc., Class A*	31,500	343,350
HealthSouth Corp.*	11,204	279,876
Healthspring, Inc.*	32,004	1,195,989
HMS Holdings Corp.*	30,144	2,467,286
IPC The Hospitalist Co., Inc.*	1,969	89,412
Landauer, Inc.	1,160	71,363
LCA-Vision, Inc.*	2,290	15,458
LHC Group, Inc.*	1,970	59,100
Lincare Holdings, Inc.	12,554	372,352
Magellan Health Services, Inc.*	5,690	279,265
MEDNAX, Inc.*	5,611	373,749
Metropolitan Health Networks, Inc.*	6,100	28,853
Molina Healthcare, Inc.*	1,131	45,240
MWI Veterinary Supply, Inc.*	10,043	810,269
Omnicare, Inc.	1,617	48,494
Owens & Minor, Inc.	6,300	204,624
Patterson Cos., Inc.	12,908	415,509
PDI, Inc.*	545	4,420
PharMerica Corp.*	1,591	18,201
Providence Service Corp.*	1,700	25,466
PSS World Medical, Inc.*	7,343	199,362
RehabCare Group, Inc.*	605	22,306
Rural/Metro Corp.*	1,668	28,423
Sunrise Senior Living, Inc.*	6,663	79,490
Team Health Holdings, Inc.*	2,000	34,960
Tenet Healthcare Corp.*	43,000	320,350
U.S. Physical Therapy, Inc.	1,100	24,574
Universal Health Services, Inc., Class B	702	34,686
VCA Antech, Inc.*	33,000	830,940

		13,531,802

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	90,331	1,896,048
athenahealth, Inc.*	4,090	184,582
Computer Programs & Systems, Inc.	1,161	74,629
Emdeon, Inc., Class A*	3,273	52,728
MedAssets, Inc.*	5,323	81,282
Medidata Solutions, Inc.*	2,256	57,686
Merge Healthcare, Inc.*	6,100	29,768
Omnicell, Inc.*	3,922	59,771
Quality Systems, Inc.	11,822	985,246
SXC Health Solutions Corp.*	64,021	3,508,351
Transcend Services, Inc.*	1,300	31,200
Vital Images, Inc.*	1,342	18,130

		6,979,421

Life Sciences Tools & Services (1.2%)
Affymetrix, Inc.*	1,282	6,679
Bruker Corp.*	9,191	191,632
Caliper Life Sciences, Inc.*	4,635	31,333
Charles River Laboratories International, Inc.*	1,979	75,954
Covance, Inc.*	7,563	413,847
Dionex Corp.*	2,200	259,710
Enzo Biochem, Inc.*	4,100	17,179
eResearchTechnology, Inc.*	6,300	42,651
Furiex Pharmaceuticals, Inc.*	1,108	18,703
Kendle International, Inc.*	303	3,245
Luminex Corp.*	4,661	87,440
Mettler-Toledo International, Inc.*	4,257	732,204
Pacific Biosciences of California, Inc.*	1,676	23,548
PAREXEL International Corp.*	58,200	1,449,180
PerkinElmer, Inc.	6,772	177,901
Pharmaceutical Product Development, Inc.	75,900	2,103,189
PURE Bioscience, Inc.*	3,725	5,811
Sequenom, Inc.*	12,376	78,340
Techne Corp.	4,534	324,635
Waters Corp.*	15,400	1,338,260

		7,381,441

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	1,300	4,108
Akorn, Inc.*	8,600	49,622
Alexza Pharmaceuticals, Inc.*	3,276	5,569
Aoxing Pharmaceutical Co., Inc.*	2,369	5,117
Auxilium Pharmaceuticals, Inc.*	66,489	1,427,519
AVANIR Pharmaceuticals, Inc., Class A*	10,300	42,024
Biodel, Inc.*	2,700	5,670
Cadence Pharmaceuticals, Inc.*	51,800	477,078
Caraco Pharmaceutical Laboratories Ltd.*	800	4,160
Corcept Therapeutics, Inc.*	2,562	10,888
Cumberland Pharmaceuticals, Inc.*	1,300	7,189
Depomed, Inc.*	8,100	81,324
Durect Corp.*	13,300	47,880
Hi-Tech Pharmacal Co., Inc.*	1,135	22,848

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Impax Laboratories, Inc.*	41,789	$1,063,530
Inspire Pharmaceuticals, Inc.*	7,400	29,304
Jazz Pharmaceuticals, Inc.*	1,631	51,947
Lannett Co., Inc.*	800	4,464
MAP Pharmaceuticals, Inc.*	1,888	26,036
Medicines Co.*	3,666	59,719
Nektar Therapeutics*	38,852	367,928
Neostem, Inc.*	2,644	4,548
Obagi Medical Products, Inc.*	2,311	29,211
Optimer Pharmaceuticals, Inc.*	27,754	328,330
Pain Therapeutics, Inc.*	5,600	53,536
Pozen, Inc.*	3,000	16,110
Questcor Pharmaceuticals, Inc.*	29,300	422,213
Salix Pharmaceuticals Ltd.*	58,250	2,040,497
Santarus, Inc.*	8,400	28,728
Somaxon Pharmaceuticals, Inc.*	3,418	9,673
Sucampo Pharmaceuticals, Inc., Class A*	400	1,680
Vivus, Inc.*	10,200	63,138
XenoPort, Inc.*	3,500	20,755

		6,812,343

Total Health Care		70,654,997

Industrials (13.7%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	1,927	67,387
Alliant Techsystems, Inc.	3,805	268,899
American Science & Engineering, Inc.	1,137	105,013
Applied Energetics, Inc.*	8,014	5,289
Astronics Corp.*	1,109	27,914
Cubic Corp.	866	49,795
DigitalGlobe, Inc.*	36,912	1,034,643
Esterline Technologies Corp.*	11,000	777,920
GenCorp, Inc.*	1,096	6,554
GeoEye, Inc.*	2,841	118,129
HEICO Corp.	22,995	1,437,647
Hexcel Corp.*	63,788	1,255,986
Keyw Holding Corp.*	59,204	727,025
National Presto Industries, Inc.	600	67,608
Orbital Sciences Corp.*	3,061	57,914
Spirit AeroSystems Holdings, Inc., Class A*	2,147	55,114
Taser International, Inc.*	8,053	32,776
Teledyne Technologies, Inc.*	1,175	60,759
TransDigm Group, Inc.*	6,221	521,507

		6,677,879

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.*	14,293	996,508
Expeditors International of Washington, Inc.	18,460	925,584
Forward Air Corp.	3,661	112,137
Hub Group, Inc., Class A*	22,318	807,689
Pacer International, Inc.*	4,269	22,455
Park-Ohio Holdings Corp.*	914	18,883
UTi Worldwide, Inc.	11,013	222,903

		3,106,159

Airlines (0.4%)
Alaska Air Group, Inc.*	244	15,474
Allegiant Travel Co.	24,000	1,051,440
AMR Corp.*	13,794	89,109
Copa Holdings S.A., Class A	2,455	129,624
Hawaiian Holdings, Inc.*	1,985	11,930
United Continental Holdings, Inc.*	34,612	795,730

		2,093,307

Building Products (0.3%)
A.O. Smith Corp.	4,275	189,554
AAON, Inc.	1,736	57,114
Armstrong World Industries, Inc.	349	16,148
Builders FirstSource, Inc.*	2,805	7,966
Lennox International, Inc.	5,900	310,222
NCI Building Systems, Inc.*	2,179	27,608
Owens Corning, Inc.*	8,022	288,712
Quanex Building Products Corp.	1,311	25,735
Simpson Manufacturing Co., Inc.	32,567	959,424
Trex Co., Inc.*	1,984	64,718
USG Corp.*	3,487	58,093

		2,005,294

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	1,791	45,473
American Reprographics Co.*	1,160	12,006
APAC Customer Services, Inc.*	4,200	25,242
Brink’s Co.	5,265	174,324
Casella Waste Systems, Inc., Class A*	2,660	19,072
Cenveo, Inc.*	7,700	50,281
Clean Harbors, Inc.*	10,501	1,036,029
Consolidated Graphics, Inc.*	1,177	64,300
Copart, Inc.*	7,537	326,578
Corrections Corp. of America*	46,969	1,146,044
Deluxe Corp.	6,083	161,443
EnerNOC, Inc.*	2,488	47,546
GEO Group, Inc.*	47,942	1,229,233
Healthcare Services Group, Inc.	8,121	142,767
Herman Miller, Inc.	7,250	199,302
Higher One Holdings, Inc.*	46,038	665,249
HNI Corp.	5,712	180,271
Innerworkings, Inc.*	3,400	25,092
Interface, Inc., Class A	6,415	118,613
KAR Auction Services, Inc.*	810	12,425
Knoll, Inc.	40,172	842,005
McGrath RentCorp.	1,177	32,097
Mine Safety Appliances Co.	2,552	93,582
Mobile Mini, Inc.*	49,400	1,186,588
Multi-Color Corp.	569	11,499
Rollins, Inc.	7,950	161,385
Schawk, Inc.	913	17,749
Standard Parking Corp.*	1,799	31,950
Standard Register Co.	1,600	5,312
Sykes Enterprises, Inc.*	731	14,452
Team, Inc.*	396	10,399
Tetra Tech, Inc.*	7,700	190,113
U.S. Ecology, Inc.	2,200	38,346
United Stationers, Inc.	1,926	136,842
Viad Corp.	408	9,768
Waste Connections, Inc.	11,620	334,540

		8,797,917

Construction & Engineering (1.1%)
Aecom Technology Corp.*	69,330	1,922,521
Argan, Inc.*	623	5,333
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,169	210,172
FLSmidth & Co. A/S	18,031	1,536,055
Fluor Corp.	13,400	987,044
Foster Wheeler AG*	35,700	1,343,034
Furmanite Corp.*	4,000	32,000
Great Lakes Dredge & Dock Corp.	3,305	25,217
Insituform Technologies, Inc., Class A*	4,263	114,035
KBR, Inc.	671	25,344
Michael Baker Corp.*	204	5,930

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
MYR Group, Inc.*	566	$13,539
Orion Marine Group, Inc.*	3,200	34,368
Primoris Services Corp.	994	10,079
Shaw Group, Inc.*	6,207	219,790

		6,484,461

Electrical Equipment (0.9%)
A123 Systems, Inc.*	9,174	58,255
Acuity Brands, Inc.	5,495	321,403
Advanced Battery Technologies, Inc.*	6,206	12,040
American Superconductor Corp.*	5,600	139,272
AMETEK, Inc.	52,966	2,323,618
AZZ, Inc.	1,528	69,677
Belden, Inc.	5,906	221,770
Broadwind Energy, Inc.*	3,878	5,080
Capstone Turbine Corp.*	27,946	50,582
Coleman Cable, Inc.*	830	7,354
Ener1, Inc.*	8,100	23,976
EnerSys*	1,410	56,048
Franklin Electric Co., Inc.	2,700	124,740
FuelCell Energy, Inc.*	9,800	20,972
Generac Holdings, Inc.*	960	19,478
General Cable Corp.*	2,356	102,015
GrafTech International Ltd.*	15,211	313,803
Hubbell, Inc., Class B	3,048	216,499
II-VI, Inc.*	3,152	156,812
LaBarge, Inc.*	1,800	31,860
Polypore International, Inc.*	2,834	163,182
PowerSecure International, Inc.*	2,334	20,072
Preformed Line Products Co	234	16,186
Regal-Beloit Corp.	4,076	300,931
SatCon Technology Corp.*	9,700	37,442
Thomas & Betts Corp.*	1,229	73,089
UQM Technologies, Inc.*	3,827	11,404
Vicor Corp.	2,477	40,846
Woodward, Inc.	7,699	266,077

		5,204,483

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	697	31,051
Raven Industries, Inc.	2,119	130,149

		161,200

Machinery (4.0%)
3D Systems Corp.*	2,376	115,355
Actuant Corp., Class A	50,501	1,464,529
Albany International Corp., Class A	399	9,935
Altra Holdings, Inc.*	3,430	81,017
Ampco-Pittsburgh Corp.	300	8,274
Badger Meter, Inc.	1,921	79,164
Barnes Group, Inc.	5,407	112,898
Blount International, Inc.*	5,744	91,789
Briggs & Stratton Corp.	3,934	89,105
Bucyrus International, Inc.	14,116	1,290,908
CLARCOR, Inc.	5,964	267,963
Colfax Corp.*	35,244	808,850
Donaldson Co., Inc.	9,788	599,907
Dynamic Materials Corp.	846	23,646
Energy Recovery, Inc.*	5,500	17,490
EnPro Industries, Inc.*	826	30,000
Flow International Corp.*	6,500	28,535
Gardner Denver, Inc.	6,257	488,234
Gorman-Rupp Co.	1,584	62,394
Graco, Inc.	7,656	348,271
Graham Corp.	1,332	31,888
Harsco Corp.	1,024	36,137
IDEX Corp.	35,145	1,534,079
Ingersoll-Rand plc	21,340	1,030,935
John Bean Technologies Corp.	3,557	68,401
Joy Global, Inc.	13,830	1,366,542
Kaydon Corp.	21,525	843,565
Kennametal, Inc.	7,723	301,197
Lincoln Electric Holdings, Inc.	23,160	1,758,307
Lindsay Corp.	1,592	125,800
Manitowoc Co., Inc.	16,586	362,902
Meritor, Inc.*	11,884	201,671
Met-Pro Corp.	755	8,985
Middleby Corp.*	14,140	1,318,131
Mueller Industries, Inc.	266	9,741
Mueller Water Products, Inc., Class A	18,225	81,648
NACCO Industries, Inc., Class A	674	74,592
Navistar International Corp.*	32,318	2,240,607
Nordson Corp.	4,391	505,228
Oshkosh Corp.*	11,340	401,209
Pall Corp.	14,851	855,566
Pentair, Inc.	6,480	244,879
PMFG, Inc.*	2,300	49,082
RBC Bearings, Inc.*	27,905	1,066,808
Sauer-Danfoss, Inc.*	1,617	82,354
SPX Corp.	1,223	97,094
Sun Hydraulics Corp.	1,563	67,365
Tennant Co.	2,456	103,250
Timken Co.	8,050	421,015
Titan International, Inc.	420	11,176
Toro Co.	3,920	259,582
Trimas Corp.*	2,110	45,365
Valmont Industries, Inc.	13,096	1,366,830
WABCO Holdings, Inc.*	8,129	501,072
Wabtec Corp.	1,014	68,780
Xerium Technologies, Inc.*	616	14,815

		23,574,862

Marine (0.2%)
Kirby Corp.*	20,184	1,156,341

Professional Services (1.0%)
Acacia Research Corp. - Acacia Technologies*	4,600	157,412
Advisory Board Co.*	2,041	105,111
CBIZ, Inc.*	3,890	28,047
CDI Corp.	316	4,674
Corporate Executive Board Co.	4,200	169,554
CoStar Group, Inc.*	2,624	164,472
CRA International, Inc.*	276	7,957
Dolan Co.*	1,980	24,037
Exponent, Inc.*	1,813	80,878
Franklin Covey Co.*	2,000	17,320
FTI Consulting, Inc.*	4,828	185,057
GP Strategies Corp.*	1,000	13,600
Hill International, Inc.*	1,658	8,771
Hudson Highland Group, Inc.*	3,623	23,550
Huron Consulting Group, Inc.*	28,661	793,623
ICF International, Inc.*	9,220	189,379
IHS, Inc., Class A*	6,127	543,771
Insperity, Inc.	2,808	85,307
Kelly Services, Inc., Class A*	511	11,094
Kforce, Inc.*	68,172	1,247,548
Korn/Ferry International*	319	7,104
Manpower, Inc.	18,100	1,138,128
Mistras Group, Inc.*	1,636	28,156
Navigant Consulting, Inc.*	1,683	16,813
On Assignment, Inc.*	900	8,514
Resources Connection, Inc.	5,600	108,584
Robert Half International, Inc.	19,038	582,563

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
School Specialty, Inc.*	808	$11,554
Towers Watson & Co., Class A	913	50,635
TrueBlue, Inc.*	2,997	50,320
VSE Corp.	358	10,636

		5,874,169

Road & Rail (1.9%)
Avis Budget Group, Inc.*	12,969	232,275
Celadon Group, Inc.*	1,850	30,044
Con-way, Inc.	29,820	1,171,628
Dollar Thrifty Automotive Group, Inc.*	3,619	241,496
Genesee & Wyoming, Inc., Class A*	22,682	1,320,092
Heartland Express, Inc.	6,199	108,854
Hertz Global Holdings, Inc.*	20,876	326,292
J.B. Hunt Transport Services, Inc.	39,700	1,803,174
Kansas City Southern*	7,625	415,181
Knight Transportation, Inc.	79,681	1,533,859
Landstar System, Inc.	6,374	291,164
Localiza Rent a Car S.A.	89,130	1,420,490
Marten Transport Ltd.	45,129	1,006,377
Old Dominion Freight Line, Inc.*	4,765	167,204
Patriot Transportation Holding, Inc.*	333	8,908
Roadrunner Transportation Systems, Inc.*	354	5,310
Ryder System, Inc.	3,541	179,175
Swift Transporation Co.*	69,500	1,021,650

		11,283,173

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.	5,348	177,874
Beacon Roofing Supply, Inc.*	5,667	116,003
CAI International, Inc.*	358	9,258
DXP Enterprises, Inc.*	826	19,064
GATX Corp.	1,750	67,655
Houston Wire & Cable Co.	2,037	29,781
Kaman Corp.	1,951	68,675
MSC Industrial Direct Co., Class A	24,457	1,674,571
TAL International Group, Inc.	542	19,658
Textainer Group Holdings Ltd.	954	35,451
Titan Machinery, Inc.*	778	19,645
United Rentals, Inc.*	57,600	1,916,928
Watsco, Inc.	3,534	246,355
WESCO International, Inc.*	1,851	115,688

		4,516,606

Total Industrials		80,935,851

Information Technology (22.0%)
Communications Equipment (3.4%)
AAC Acoustic Technologies Holdings, Inc.	256,000	691,131
Acme Packet, Inc.*	28,978	2,056,279
ADTRAN, Inc.	69,422	2,947,658
Anaren, Inc.*	395	7,940
Arris Group, Inc.*	3,273	41,698
Aruba Networks, Inc.*	78,578	2,659,080
BigBand Networks, Inc.*	3,638	9,277
Blue Coat Systems, Inc.*	5,300	149,248
Calix, Inc.*	733	14,886
Ciena Corp.*	11,694	303,576
Comtech Telecommunications Corp.	1,345	36,557
DG FastChannel, Inc.*	3,186	102,653
Digi International, Inc.*	500	5,280
EMS Technologies, Inc.*	288	5,661
Extreme Networks, Inc.*	1,749	6,122
Finisar Corp.*	48,322	1,188,721
Harmonic, Inc.*	3,174	29,772
Infinera Corp.*	10,400	87,256
InterDigital, Inc.	5,500	262,405
Ixia*	42,800	679,664
JDS Uniphase Corp.*	27,262	568,140
KVH Industries, Inc.*	2,200	33,264
Loral Space & Communications, Inc.*	1,428	110,741
Meru Networks, Inc.*	25,233	512,482
NETGEAR, Inc.*	4,447	144,261
Network Engines, Inc.*	3,838	7,791
Network Equipment Technologies, Inc.*	3,220	12,139
Oclaro, Inc.*	6,239	71,811
Oplink Communications, Inc.*	1,214	23,661
Plantronics, Inc.	6,120	224,114
Polycom, Inc.*	62,864	3,259,498
Riverbed Technology, Inc.*	45,279	1,704,754
SeaChange International, Inc.*	1,898	18,031
ShoreTel, Inc.*	88,000	724,240
Sonus Networks, Inc.*	21,670	81,479
Tekelec*	1,222	9,923
ViaSat, Inc.*	25,881	1,031,099

		19,822,292

Computers & Peripherals (0.4%)
Cray, Inc.*	2,500	16,125
Diebold, Inc.	1,867	66,204
Hypercom Corp.*	5,099	61,341
Immersion Corp.*	3,634	27,764
Intermec, Inc.*	3,865	41,703
Intevac, Inc.*	697	8,664
NCR Corp.*	20,200	380,568
Novatel Wireless, Inc.*	688	3,757
Presstek, Inc.*	2,758	5,737
QLogic Corp.*	14,188	263,187
Quantum Corp.*	26,300	66,276
STEC, Inc.*	5,092	102,298
Stratasys, Inc.*	20,198	949,306
Super Micro Computer, Inc.*	3,080	49,403
Synaptics, Inc.*	4,229	114,268
Xyratex Ltd.*	3,808	42,573

		2,199,174

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.	1,774	123,985
Arrow Electronics, Inc.*	1,841	77,101
AVX Corp.	900	13,419
Benchmark Electronics, Inc.*	781	14,816
Brightpoint, Inc.*	8,721	94,536
Checkpoint Systems, Inc.*	1,890	42,487
Cognex Corp.	3,969	112,124
Coherent, Inc.*	2,199	127,784
Comverge, Inc.*	3,200	14,912
CTS Corp.	1,237	13,360
Daktronics, Inc.	1,216	13,072
DDi Corp.	1,675	17,705
DTS, Inc.*	14,744	687,513
Echelon Corp.*	3,764	38,129
Fabrinet*	35,200	709,632
FARO Technologies, Inc.*	38,000	1,520,000
FLIR Systems, Inc.	19,431	672,507
Ingram Micro, Inc., Class A*	395	8,307
Insight Enterprises, Inc.*	1,513	25,766
IPG Photonics Corp.*	3,400	196,112
Itron, Inc.*	4,700	265,268
Jabil Circuit, Inc.	96,850	1,978,645
Littelfuse, Inc.	2,373	135,498
Maxwell Technologies, Inc.*	3,300	56,991

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Mercury Computer Systems, Inc.*	35,646	$754,269
Methode Electronics, Inc.	2,719	32,845
Microvision, Inc.*	11,980	15,814
MTS Systems Corp.	2,065	94,061
Multi-Fineline Electronix, Inc.*	1,327	37,448
National Instruments Corp.	50,483	1,654,311
Newport Corp.*	950	16,938
OSI Systems, Inc.*	1,570	58,922
Park Electrochemical Corp.	1,607	51,826
Plexus Corp.*	5,098	178,736
Power-One, Inc.*	8,813	77,114
Pulse Electronics Corp.	4,472	27,056
RadiSys Corp.*	2,500	21,650
Rofin-Sinar Technologies, Inc.*	1,783	70,428
Rogers Corp.*	679	30,596
Sanmina-SCI Corp.*	10,043	112,582
SMART Modular Technologies (WWH), Inc.*	3,547	27,560
Trimble Navigation Ltd.*	34,900	1,763,846
TTM Technologies, Inc.*	1,768	32,107
Universal Display Corp.*	15,069	829,398

		12,847,176

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	42,700	1,622,600
Ancestry.com, Inc.*	2,348	83,237
comScore, Inc.*	2,800	82,628
Constant Contact, Inc.*	3,622	126,408
DealerTrack Holdings, Inc.*	44,884	1,030,537
Demand Media, Inc.*	39,100	920,805
Dice Holdings, Inc.*	2,700	40,797
Digital River, Inc.*	633	23,693
Envestnet, Inc.*	59,000	792,960
Equinix, Inc.*	5,714	520,545
GSI Commerce, Inc.*	7,847	229,682
IAC/InterActiveCorp*	3,533	109,134
InfoSpace, Inc.*	984	8,521
IntraLinks Holdings, Inc.*	29,928	800,275
j2 Global Communications, Inc.*	3,975	117,302
Keynote Systems, Inc.	600	11,130
KIT Digital, Inc.*	2,143	25,802
Knot, Inc.*	2,380	28,679
Limelight Networks, Inc.*	5,600	40,096
Liquidity Services, Inc.*	1,973	35,238
LivePerson, Inc.*	6,200	78,368
Local.com Corp.*	1,563	6,080
LogMeIn, Inc.*	1,864	78,586
LoopNet, Inc.*	2,569	36,351
Monster Worldwide, Inc.*	8,031	127,693
Move, Inc.*	22,700	54,253
NIC, Inc.	6,549	81,601
OpenTable, Inc.*	1,997	212,381
Openwave Systems, Inc.*	8,306	17,775
Perficient, Inc.*	1,856	22,291
QuinStreet, Inc.*	36,191	822,621
Rackspace Hosting, Inc.*	12,248	524,827
RightNow Technologies, Inc.*	2,864	89,643
Saba Software, Inc.*	4,000	39,240
SAVVIS, Inc.*	4,800	178,032
Stamps.com, Inc.	1,800	24,030
support.com, Inc.*	5,385	27,948
Terremark Worldwide, Inc.*	7,100	134,900
Travelzoo, Inc.*	639	42,551
United Online, Inc.	787	4,962
ValueClick, Inc.*	8,148	117,820
VistaPrint N.V.*	5,525	286,747
Vocus, Inc.*	2,181	56,401
WebMD Health Corp.*	30,853	1,648,167
Zix Corp.*	10,400	38,272

		11,401,609

IT Services (2.4%)
Acxiom Corp.*	8,635	123,912
Alliance Data Systems Corp.*	6,727	577,782
Booz Allen Hamilton Holding Corp.*	1,311	23,611
Broadridge Financial Solutions, Inc.	14,570	330,593
CACI International, Inc., Class A*	200	12,264
Cardtronics, Inc.*	3,527	71,775
Cass Information Systems, Inc.	1,141	44,830
Cognizant Technology Solutions Corp., Class A*	14,320	1,165,648
Computer Task Group, Inc.*	1,200	15,948
CSG Systems International, Inc.*	2,094	41,754
DST Systems, Inc.	4,374	231,035
Echo Global Logistics, Inc.*	51,080	670,680
ExlService Holdings, Inc.*	2,024	42,808
FleetCor Technologies, Inc.*	1,177	38,441
Forrester Research, Inc.	1,910	73,134
Gartner, Inc.*	34,406	1,433,698
Genpact Ltd.*	69,694	1,009,169
Global Cash Access Holdings, Inc.*	5,512	18,024
Global Payments, Inc.	10,300	503,876
Hackett Group, Inc.*	2,100	8,064
Heartland Payment Systems, Inc.	4,932	86,458
iGATE Corp.	3,500	65,695
Integral Systems, Inc.*	100	1,217
Jack Henry & Associates, Inc.	10,703	362,725
Lender Processing Services, Inc.	11,125	358,114
Lionbridge Technologies, Inc.*	8,500	29,155
ManTech International Corp., Class A*	2,520	106,848
MAXIMUS, Inc.	2,217	179,954
MoneyGram International, Inc.*	11,100	38,073
NCI, Inc., Class A*	947	23,078
NeuStar, Inc., Class A*	9,100	232,778
Online Resources Corp.*	2,000	7,560
Sapient Corp.*	100,157	1,146,798
ServiceSource International, Inc.*	25,600	311,808
SRA International, Inc., Class A*	531	15,059
Syntel, Inc.	1,644	85,866
TeleTech Holdings, Inc.*	3,900	75,582
Teradata Corp.*	26,100	1,323,270
Tier Technologies, Inc.*	600	3,300
TNS, Inc.*	3,337	51,957
Unisys Corp.*	2,144	66,936
VeriFone Systems, Inc.*	29,397	1,615,365
Virtusa Corp.*	1,129	21,146
Western Union Co.	73,000	1,516,210
Wright Express Corp.*	4,900	254,016

		14,416,014

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,223	165,711

Semiconductors & Semiconductor Equipment (5.7%)
Advanced Analogic Technologies, Inc.*	2,178	8,233
Advanced Energy Industries, Inc.*	3,106	50,783
Amkor Technology, Inc.*	13,600	91,664
ANADIGICS, Inc.*	6,831	30,603
Applied Micro Circuits Corp.*	8,200	85,116
Atheros Communications, Inc.*	8,924	398,457
Atmel Corp.*	52,088	709,959

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
ATMI, Inc.*	358	$6,759
AXT, Inc.*	1,312	9,407
Broadcom Corp., Class A	35,070	1,381,057
Brooks Automation, Inc.*	4,264	58,545
Cabot Microelectronics Corp.*	665	34,746
Cavium Networks, Inc.*	39,737	1,785,383
CEVA, Inc.*	2,900	77,517
Cirrus Logic, Inc.*	8,476	178,250
Conexant Systems, Inc.*	9,327	22,198
Cree, Inc.*	8,700	401,592
Cymer, Inc.*	39,915	2,258,391
Cypress Semiconductor Corp.*	82,166	1,592,377
Diodes, Inc.*	4,100	139,646
Energy Conversion Devices, Inc.*	1,653	3,736
Entegris, Inc.*	4,507	39,526
Entropic Communications, Inc.*	8,000	67,600
Exar Corp.*	900	5,418
Fairchild Semiconductor International, Inc.*	53,840	979,888
FEI Co.*	1,451	48,928
FSI International, Inc.*	3,966	17,371
GSI Technology, Inc.*	1,013	9,208
GT Solar International, Inc.*	7,269	77,488
Hittite Microwave Corp.*	15,530	990,348
Inphi Corp.*	23,200	487,432
Integrated Device Technology, Inc.*	12,640	93,157
Integrated Silicon Solution, Inc.*	2,699	25,020
International Rectifier Corp.*	32,950	1,089,327
Intersil Corp., Class A	5,670	70,591
IXYS Corp.*	2,297	30,849
Kopin Corp.*	4,453	20,439
Kulicke & Soffa Industries, Inc.*	8,970	83,869
Lattice Semiconductor Corp.*	14,647	86,417
LTX-Credence Corp.*	6,183	56,451
Magnachip Semiconductor Corp.*	35,167	483,546
Mattson Technology, Inc.*	5,801	14,154
MaxLinear, Inc., Class A*	567	4,632
MEMC Electronic Materials, Inc.*	11,980	155,261
Micrel, Inc.	6,424	86,595
Microsemi Corp.*	4,203	87,044
Mindspeed Technologies, Inc.*	4,000	33,840
MIPS Technologies, Inc.*	6,232	65,374
MKS Instruments, Inc.	2,639	87,879
Monolithic Power Systems, Inc.*	4,171	59,186
MoSys, Inc.*	2,714	16,311
Nanometrics, Inc.*	2,075	37,537
National Semiconductor Corp.	27,337	392,013
Netlogic Microsystems, Inc.*	59,553	2,502,417
Novellus Systems, Inc.*	10,015	371,857
NVE Corp.*	579	32,621
NVIDIA Corp.*	70,600	1,303,276
NXP Semiconductors N.V.*	41,000	1,230,000
OmniVision Technologies, Inc.*	5,026	178,574
ON Semiconductor Corp.*	132,707	1,309,818
PDF Solutions, Inc.*	1,905	12,668
PLX Technology, Inc.*	5,800	21,170
Power Integrations, Inc.	23,432	898,149
Rambus, Inc.*	13,402	265,360
RF Micro Devices, Inc.*	33,758	216,389
Rubicon Technology, Inc.*	1,842	50,987
Rudolph Technologies, Inc.*	3,636	39,778
Semtech Corp.*	7,727	193,330
Sigma Designs, Inc.*	807	10,451
Silicon Image, Inc.*	6,177	55,408
Silicon Laboratories, Inc.*	23,117	998,886
Skyworks Solutions, Inc.*	132,879	4,307,937
Spansion, Inc., Class A*	1,281	23,916
Standard Microsystems Corp.*	1,000	24,660
SunPower Corp., Class A*	4,814	82,512
Supertex, Inc.*	1,317	29,343
Teradyne, Inc.*	80,450	1,432,814
Tessera Technologies, Inc.*	3,698	67,525
TriQuint Semiconductor, Inc.*	19,606	253,113
Ultra Clean Holdings, Inc.*	2,458	25,416
Ultratech, Inc.*	2,557	75,176
Varian Semiconductor Equipment Associates, Inc.*	32,370	1,575,448
Veeco Instruments, Inc.*	5,122	260,402
Volterra Semiconductor Corp.*	38,504	956,054
Zoran Corp.*	911	9,465

		33,942,038

Software (6.0%)
Accelrys, Inc.*	4,946	39,568
ACI Worldwide, Inc.*	4,352	142,746
Actuate Corp.*	7,200	37,440
Advent Software, Inc.*	4,016	115,139
American Software, Inc., Class A	2,700	19,926
ANSYS, Inc.*	18,846	1,021,265
Ariba, Inc.*	11,407	389,435
Aspen Technology, Inc.*	79,117	1,185,964
Blackbaud, Inc.	5,726	155,976
Blackboard, Inc.*	4,300	155,832
Bottomline Technologies, Inc.*	72,750	1,828,935
BroadSoft, Inc.*	21,958	1,047,177
Cadence Design Systems, Inc.*	186,574	1,819,096
Citrix Systems, Inc.*	18,220	1,338,441
CommVault Systems, Inc.*	5,472	218,223
Compuware Corp.*	16,061	185,505
Concur Technologies, Inc.*	43,008	2,384,794
Deltek, Inc.*	2,447	18,597
DemandTec, Inc.*	2,657	34,966
Digimarc Corp.*	517	14,941
Ebix, Inc.*	3,300	78,045
Epicor Software Corp.*	3,044	33,697
EPIQ Systems, Inc.	495	7,108
FactSet Research Systems, Inc.	5,865	614,241
FalconStor Software, Inc.*	3,025	13,764
Fortinet, Inc.*	47,623	2,095,412
Guidance Software, Inc.*	873	7,316
Informatica Corp.*	35,289	1,843,144
Interactive Intelligence, Inc.*	1,704	65,962
JDA Software Group, Inc.*	1,112	33,649
Kenexa Corp.*	2,889	79,708
Lawson Software, Inc.*	17,528	212,089
Magma Design Automation, Inc.*	5,729	39,072
Manhattan Associates, Inc.*	2,967	97,080
Mentor Graphics Corp.*	5,822	85,176
MICROS Systems, Inc.*	32,364	1,599,753
MicroStrategy, Inc., Class A*	1,164	156,535
Monotype Imaging Holdings, Inc.*	2,134	30,943
NetScout Systems, Inc.*	3,853	105,264
NetSuite, Inc.*	2,234	64,965
Nuance Communications, Inc.*	50,749	992,650
Opnet Technologies, Inc.	1,875	73,106
Parametric Technology Corp.*	14,690	330,378
Pegasystems, Inc.	2,055	77,967
Progress Software Corp.*	35,900	1,044,331
PROS Holdings, Inc.*	2,442	35,580
QAD, Inc., Class A*	464	4,997
QAD, Inc., Class B*	116	1,195

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
QLIK Technologies, Inc.*	1,288	$33,488
Quest Software, Inc.*	6,868	174,379
Radiant Systems, Inc.*	50,141	887,496
RealD, Inc.*	74,097	2,027,294
RealPage, Inc.*	1,462	40,541
Renaissance Learning, Inc.	1,657	19,470
Rosetta Stone, Inc.*	1,234	16,301
Rovi Corp.*	13,372	717,408
Smith Micro Software, Inc.*	3,533	33,069
SolarWinds, Inc.*	4,414	103,552
Solera Holdings, Inc.	8,879	453,717
Sourcefire, Inc.*	3,534	97,220
SRS Labs, Inc.*	2,200	18,788
SS&C Technologies Holdings, Inc.*	962	19,644
SuccessFactors, Inc.*	69,427	2,713,901
Synchronoss Technologies, Inc.*	2,744	95,354
Synopsys, Inc.*	1,252	34,618
Take-Two Interactive Software, Inc.*	800	12,296
Taleo Corp., Class A*	36,802	1,311,991
TeleCommunication Systems, Inc., Class A*	3,028	12,475
THQ, Inc.*	88,182	402,110
TIBCO Software, Inc.*	131,948	3,595,583
TiVo, Inc.*	14,935	130,831
Tyler Technologies, Inc.*	4,033	95,622
Ultimate Software Group, Inc.*	3,233	189,939
VASCO Data Security International, Inc.*	2,689	36,920
VirnetX Holding Corp.	3,910	77,848
Wave Systems Corp., Class A*	9,703	30,370
Websense, Inc.*	5,500	126,335

		35,485,653

Total Information Technology		130,279,667

Materials (2.8%)
Chemicals (1.8%)
Airgas, Inc.	10,545	700,399
Albemarle Corp.	11,546	690,104
Arch Chemicals, Inc.	1,754	72,949
Ashland, Inc.	934	53,948
Balchem Corp.	3,500	131,320
Calgon Carbon Corp.*	6,900	109,572
CF Industries Holdings, Inc.	9,400	1,285,826
Eastman Chemical Co.	1,892	187,913
Ferro Corp.*	4,439	73,643
Hawkins, Inc.	1,088	44,695
Innophos Holdings, Inc.	484	22,317
International Flavors & Fragrances, Inc.	10,061	626,800
KMG Chemicals, Inc.	437	8,591
Koppers Holdings, Inc.	2,556	109,141
Kraton Performance Polymers, Inc.*	1,246	47,660
Landec Corp.*	1,614	10,491
LSB Industries, Inc.*	2,290	90,776
Methanex Corp.	42,300	1,321,029
Nalco Holding Co.	16,534	451,544
NewMarket Corp.	1,194	188,915
NL Industries, Inc.	1,000	14,850
Olin Corp.	5,799	132,913
Omnova Solutions, Inc.*	6,400	50,368
PolyOne Corp.	8,190	116,380
Quaker Chemical Corp.	877	35,229
Rockwood Holdings, Inc.*	4,891	240,735
RPM International, Inc.	8,200	194,586
Scotts Miracle-Gro Co., Class A	5,825	336,976
Senomyx, Inc.*	3,855	23,284
Solutia, Inc.*	71,840	1,824,736
Spartech Corp.*	1,488	10,788
Stepan Co.	1,029	74,603
STR Holdings, Inc.*	55,783	1,069,918
Valspar Corp.	1,255	49,071
W.R. Grace & Co.*	1,611	61,685
Zep, Inc.	2,820	49,096

		10,512,851

Construction Materials (0.1%)
Eagle Materials, Inc.	5,600	169,456
Martin Marietta Materials, Inc.	5,740	514,706
United States Lime & Minerals, Inc.*	305	12,355

		696,517

Containers & Packaging (0.2%)
AEP Industries, Inc.*	386	11,472
Ball Corp.	4,451	159,568
Crown Holdings, Inc.*	20,657	796,947
Graham Packaging Co., Inc.*	414	7,216
Rock-Tenn Co., Class A	1,764	122,333
Silgan Holdings, Inc.	3,541	135,054
Temple-Inland, Inc.	2,514	58,828

		1,291,418

Metals & Mining (0.6%)
AK Steel Holding Corp.	1,729	27,284
Allied Nevada Gold Corp.*	9,454	335,428
AMCOL International Corp.	3,196	114,992
Capital Gold Corp.*	4,860	31,250
Carpenter Technology Corp.	5,556	237,297
Coeur d’Alene Mines Corp.*	408	14,190
Compass Minerals International, Inc.	4,134	386,653
General Moly, Inc.*	7,796	41,942
Globe Specialty Metals, Inc.	7,746	176,299
Golden Star Resources Ltd.*	32,572	96,739
Jaguar Mining, Inc.*	10,620	55,436
Metals USA Holdings Corp.*	484	7,923
Molycorp, Inc.*	1,427	85,649
Noranda Aluminum Holding Corp.*	988	15,857
Reliance Steel & Aluminum Co.	836	48,304
Royal Gold, Inc.	1,037	54,339
RTI International Metals, Inc.*	359	11,183
Schnitzer Steel Industries, Inc., Class A	711	46,222
Stillwater Mining Co.*	5,617	128,798
Thompson Creek Metals Co., Inc.*	1,458	18,283
Titanium Metals Corp.*	10,797	200,608
U.S. Gold Corp.*	11,261	99,435
Vallar plc*	32,870	661,762
Walter Energy, Inc.	6,305	853,886
Worthington Industries, Inc.	5,062	105,897

		3,855,656

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,153	93,854
Deltic Timber Corp.	1,343	89,766
Neenah Paper, Inc.	661	14,522
Schweitzer-Mauduit International, Inc.	2,320	117,416
Verso Paper Corp.*	1,568	8,389
Wausau Paper Corp.	1,400	10,696

		334,643

Total Materials		16,691,085

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.	2,844	184,462

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Alaska Communications Systems Group, Inc.	5,657	$60,247
Atlantic Tele-Network, Inc.	964	35,851
Cbeyond, Inc.*	3,270	38,161
Cincinnati Bell, Inc.*	5,600	15,008
Cogent Communications Group, Inc.*	5,400	77,058
Consolidated Communications Holdings, Inc.	2,508	46,975
Frontier Communications Corp.	47,810	392,998
Global Crossing Ltd.*	2,736	38,085
Hughes Communications, Inc.*	930	55,493
Level 3 Communications, Inc.*	80,770	118,732
Neutral Tandem, Inc.*	4,000	59,000
PAETEC Holding Corp.*	12,168	40,641
tw telecom, Inc.*	19,284	370,253
Vonage Holdings Corp.*	4,882	22,262

		1,555,226

Wireless Telecommunication Services (0.3%)
ICO Global Communications Holdings Ltd.*	4,790	12,789
MetroPCS Communications, Inc.*	15,185	246,604
NTELOS Holdings Corp.	3,600	66,276
SBA Communications Corp., Class A*	38,339	1,521,292
Shenandoah Telecommunications Co.	3,025	54,632
USA Mobility, Inc.	1,730	25,068

		1,926,661

Total Telecommunication Services		3,481,887

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,620	392,838

Gas Utilities (0.0%)
South Jersey Industries, Inc.	698	39,067

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	1,319	33,410

Water Utilities (0.0%)
Cadiz, Inc.*	2,100	25,599

Total Utilities		490,914

Total Common Stocks (79.1%) (Cost $320,414,545)		468,568,279

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Empire Resorts, Inc., expiring 12/31/49* (Cost $—)	2,891	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.7%)
BlackRock Liquidity Funds TempFund 0.14% ‡	110,529,256	$110,529,256

	Principal Amount	Value (Note 1)
Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$7,014,565	7,014,565

Total Short-Term Investments (19.9%) (Cost $117,543,821)		117,543,821

Total Investments (99.0%) (Cost $437,958,366)		586,112,100
Other Assets Less Liabilities (1.0%)		5,946,642

Net Assets (100%)		$592,058,742

*	Non-income producing.
†	Securities (totaling $6,977 or 0.0% of net assets) at fair value by management.
(b)	Illiquid Security.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$102,579,992	$34,335,403	$26,386,139	$110,529,256	$40,462	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	251	June-11	$11,584,150	$11,727,975	$143,825
Russell 2000 Mini Index	424	June-11	34,572,573	35,688,080	1,115,507
S&P MidCap 400 E-Mini Index	723	June-11	69,267,698	71,360,100	2,092,402

					$3,351,734

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,488,394	$2,921,574	$6,977	$96,416,945
Consumer Staples	16,090,648	—	—	16,090,648
Energy	26,245,881	348,790	—	26,594,671
Financials	25,994,527	937,087	—	26,931,614
Health Care	70,654,997	—	—	70,654,997
Industrials	79,399,796	1,536,055	—	80,935,851
Information Technology	129,588,536	691,131	—	130,279,667
Materials	16,029,323	661,762	—	16,691,085
Telecommunication Services	3,481,887	—	—	3,481,887
Utilities	490,914	—	—	490,914
Futures	3,351,734	—	—	3,351,734
Rights
Consumer Discretionary	—	—	—	—
Short-Term Investments	—	117,543,821	—	117,543,821

Total Assets	$464,816,637	$124,640,220	$6,977	$589,463,834

Total Liabilities	$—	$—	$—	$—

Total	$464,816,637	$124,640,220	$6,977	$589,463,834

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$8,837	$1,693
Total gains or losses (realized/unrealized) included in earnings	(1,860)	(633)
Purchases	—	—
Sales	—	(1,060)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$6,977	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(1,860)	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$68,826,969
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,315,415

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,070,833
Aggregate gross unrealized depreciation	(5,691,731)

Net unrealized appreciation	$143,379,102

Federal income tax cost of investments	$442,732,998

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.6%)
Autoliv, Inc.	7,435	$551,900
BorgWarner, Inc.*	1,203	95,867
Dana Holding Corp.*	1,908	33,180
Drew Industries, Inc.	1,424	31,798
Exide Technologies, Inc.*	8,079	90,323
Federal-Mogul Corp.*	2,167	53,958
Lear Corp.	9,336	456,251
Modine Manufacturing Co.*	6,511	105,088
Spartan Motors, Inc.	4,100	28,126
Standard Motor Products, Inc.	1,800	24,894
Superior Industries International, Inc.	1,800	46,152
TRW Automotive Holdings Corp.*	3,440	189,475
Visteon Corp.*	42,000	2,624,580

		4,331,592

Distributors (0.0%)
Audiovox Corp., Class A*	3,407	27,256
Core-Mark Holding Co., Inc.*	1,065	35,198

		62,454

Diversified Consumer Services (0.5%)
Education Management Corp.*	2,486	52,057
Hillenbrand, Inc.	62,545	1,344,718
Mac-Gray Corp.	2,400	38,712
Regis Corp.	7,226	128,189
Service Corp. International	30,466	336,954
Steiner Leisure Ltd.*	26,205	1,212,243
Stewart Enterprises, Inc., Class A	13,700	104,668

		3,217,541

Hotels, Restaurants & Leisure (1.1%)
AFC Enterprises, Inc.*	1,400	21,182
Biglari Holdings, Inc.*	184	77,933
Bob Evans Farms, Inc.	3,541	115,437
Boyd Gaming Corp.*	8,100	75,897
Brinker International, Inc.	1,494	37,798
Choice Hotels International, Inc.	3,040	118,104
Churchill Downs, Inc.	1,059	43,949
Cracker Barrel Old Country Store, Inc.	300	14,742
Domino’s Pizza, Inc.*	3,300	60,819
Gaylord Entertainment Co.*	4,608	159,805
International Speedway Corp., Class A	2,913	86,807
Isle of Capri Casinos, Inc.*	490	4,655
Life Time Fitness, Inc.*	805	30,035
Marcus Corp.	4,100	44,690
McCormick & Schmick’s Seafood Restaurants, Inc.*	877	6,332
Monarch Casino & Resort, Inc.*	600	6,240
Morgans Hotel Group Co.*	2,600	25,480
Multimedia Games, Inc.*	4,900	28,077
O’Charleys, Inc.*	1,566	9,349
Orient-Express Hotels Ltd., Class A*	12,400	153,388
Papa John’s International, Inc.*	856	27,110
Penn National Gaming, Inc.*	8,600	318,716
Pinnacle Entertainment, Inc.*	6,798	92,589
Red Lion Hotels Corp.*	3,300	27,060
Red Robin Gourmet Burgers, Inc.*	2,179	58,615
Ruby Tuesday, Inc.*	8,110	106,322
Scientific Games Corp., Class A*	2,293	20,041
Speedway Motorsports, Inc.	2,200	35,156
Vail Resorts, Inc.*	4,567	222,687
Wendy’s/Arby’s Group, Inc., Class A	877,808	4,415,374
Wyndham Worldwide Corp.	22,772	724,377

		7,168,766

Household Durables (0.6%)
American Greetings Corp., Class A	4,452	105,067
Beazer Homes USA, Inc.*	11,100	50,727
Blyth, Inc.	450	14,620
Cavco Industries, Inc.*	1,056	47,689
CSS Industries, Inc.	1,204	22,695
D.R. Horton, Inc.	36,677	427,287
Ethan Allen Interiors, Inc.	2,600	56,940
Furniture Brands International, Inc.*	3,900	17,745
Harman International Industries, Inc.	4,686	219,398
Helen of Troy Ltd.*	3,829	112,573
Hooker Furniture Corp.	2,155	25,774
Hovnanian Enterprises, Inc., Class A*	934	3,297
Jarden Corp.	11,500	409,055
KB Home	9,769	121,526
La-Z-Boy, Inc.*	6,338	60,528
Leggett & Platt, Inc.	7,480	183,260
Lennar Corp., Class A	20,949	379,596
Libbey, Inc.*	998	16,467
M.D.C. Holdings, Inc.	4,775	121,046
M/I Homes, Inc.*	3,300	49,467
Meritage Homes Corp.*	4,185	100,984
Mohawk Industries, Inc.*	6,365	389,220
Pulte Group, Inc.*	42,705	316,017
Ryland Group, Inc.	5,639	89,660
Sealy Corp.*	8,800	22,352
Skyline Corp.	1,335	26,767
Standard Pacific Corp.*	12,600	46,998
Toll Brothers, Inc.*	18,601	367,742
Universal Electronics, Inc.*	544	16,081

		3,820,578

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	7,476	24,671
Gaiam, Inc., Class A	3,900	25,740

		50,411

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	141,155	962,677
JAKKS Pacific, Inc.*	3,297	63,797
Leapfrog Enterprises, Inc.*	2,750	11,880
RC2 Corp.*	2,294	64,461
Steinway Musical Instruments, Inc.*	1,209	26,852

		1,129,667

Media (0.5%)
Ascent Media Corp., Class A*	1,604	78,355
Carmike Cinemas, Inc.*	500	3,575
Central European Media Enterprises Ltd., Class A*	4,843	102,187
Cinemark Holdings, Inc.	7,188	139,088
CKX, Inc.*	3,665	15,466
Clear Channel Outdoor Holdings, Inc., Class A*	4,400	64,020
Crown Media Holdings, Inc., Class A*	2,300	5,336
Dex One Corp.*	5,917	28,638
EW Scripps Co., Class A*	5,700	56,430
Fisher Communications, Inc.*	1,500	46,620
Gannett Co., Inc.	30,725	467,942
Gray Television, Inc.*	4,100	8,487
Journal Communications, Inc., Class A*	2,925	17,550
Knology, Inc.*	1,384	17,868

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Lamar Advertising Co., Class A*	6,166	$227,772
Liberty Media Corp. - Capital*	8,773	646,307
Liberty Media Corp. - Starz*	6,474	502,382
LIN TV Corp., Class A*	5,400	32,022
Live Nation Entertainment, Inc.*	17,805	178,050
LodgeNet Interactive Corp.*	1,200	4,368
Madison Square Garden, Inc., Class A*	5,163	139,349
Media General, Inc., Class A*	914	6,288
Meredith Corp.	3,091	104,847
New York Times Co., Class A*	17,059	161,549
Outdoor Channel Holdings, Inc.*	3,800	28,348
PRIMEDIA, Inc.	1,546	7,529
Regal Entertainment Group, Class A	8,091	109,229
Scholastic Corp.	3,613	97,696
Sinclair Broadcast Group, Inc., Class A	4,472	56,079
Warner Music Group Corp.*	7,700	52,129

		3,405,506

Multiline Retail (0.1%)
99 Cents Only Stores*	522	10,231
Dillard’s, Inc., Class A	5,070	203,408
Fred’s, Inc., Class A	4,136	55,092
Saks, Inc.*	17,094	193,333
Tuesday Morning Corp.*	5,315	26,044

		488,108

Specialty Retail (1.2%)
Aaron’s, Inc.	34,467	874,083
Abercrombie & Fitch Co., Class A	2,948	173,048
American Eagle Outfitters, Inc.	19,904	316,275
America’s Car-Mart, Inc.*	511	13,174
Ascena Retail Group, Inc.*	954	30,919
AutoNation, Inc.*	5,498	194,464
Barnes & Noble, Inc.	4,374	40,197
Best Buy Co., Inc.	84,225	2,418,942
Books-A-Million, Inc.	1,600	6,608
Brown Shoe Co., Inc.	2,036	24,880
Buckle, Inc.	248	10,019
Build-A-Bear Workshop, Inc.*	3,900	23,595
Cabela’s, Inc.*	4,947	123,724
Charming Shoppes, Inc.*	17,100	72,846
Christopher & Banks Corp.	2,700	17,496
Collective Brands, Inc.*	3,043	65,668
Conn’s, Inc.*	2,001	8,964
Finish Line, Inc., Class A	4,113	81,643
Foot Locker, Inc.	19,806	390,574
GameStop Corp., Class A*	56,340	1,268,777
Genesco, Inc.*	2,700	108,540
Group 1 Automotive, Inc.	2,700	115,560
Haverty Furniture Cos., Inc.	1,600	21,216
HOT Topic, Inc.	2,767	15,772
Lithia Motors, Inc., Class A	3,303	48,158
MarineMax, Inc.*	904	8,913
Men’s Wearhouse, Inc.	6,479	175,322
New York & Co., Inc.*	5,900	41,359
Office Depot, Inc.*	30,346	140,502
OfficeMax, Inc.*	6,839	88,497
Pacific Sunwear of California, Inc.*	11,700	42,237
Penske Automotive Group, Inc.*	3,067	61,401
PEP Boys-Manny, Moe & Jack	5,100	64,821
RadioShack Corp.	14,311	214,808
Rent-A-Center, Inc.	8,045	280,851
Sally Beauty Holdings, Inc.*	2,951	41,343
Shoe Carnival, Inc.*	1,276	35,792
Signet Jewelers Ltd.*	11,029	507,555
Sonic Automotive, Inc., Class A	3,790	53,098
Stage Stores, Inc.	4,538	87,220
Stein Mart, Inc.	400	4,044
Systemax, Inc.*	300	4,056
Talbots, Inc.*	600	3,624
West Marine, Inc.*	2,925	30,508

		8,351,093

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	16,030	458,939
Columbia Sportswear Co.	1,337	79,444
Hanesbrands, Inc.*	31,575	853,788
Iconix Brand Group, Inc.*	8,678	186,403
Jones Group, Inc.	10,800	148,500
Kenneth Cole Productions, Inc., Class A*	900	11,673
K-Swiss, Inc., Class A*	106,269	1,197,652
Movado Group, Inc.*	2,570	37,728
Perry Ellis International, Inc.*	1,440	39,629
Quiksilver, Inc.*	14,600	64,532
Timberland Co., Class A*	1,412	58,301
Unifi, Inc.*	2,666	45,322

		3,181,911

Total Consumer Discretionary		35,207,627

Consumer Staples (4.7%)
Beverages (0.4%)
Central European Distribution Corp.*	8,600	97,610
Constellation Brands, Inc., Class A*	24,101	488,768
Hansen Natural Corp.*	1,285	77,396
Molson Coors Brewing Co., Class B	40,775	1,911,940

		2,575,714

Food & Staples Retailing (1.0%)
Andersons, Inc.	2,238	109,035
BJ’s Wholesale Club, Inc.*	6,466	315,670
Casey’s General Stores, Inc.	2,940	114,660
Fresh Market, Inc.*	1,265	47,741
Ingles Markets, Inc., Class A	1,050	20,801
Kroger Co.	174,429	4,181,063
Nash Finch Co.	1,245	47,235
Pantry, Inc.*	2,580	38,261
Rite Aid Corp.*	71,700	76,002
Ruddick Corp.	25,583	987,248
Spartan Stores, Inc.	3,731	55,182
SUPERVALU, Inc.	26,801	239,333
Susser Holdings Corp.*	500	6,545
Village Super Market, Inc., Class A	100	2,910
Weis Markets, Inc.	1,378	55,754
Winn-Dixie Stores, Inc.*	6,600	47,124

		6,344,564

Food Products (2.7%)
B&G Foods, Inc.	4,375	82,119
Chiquita Brands International, Inc.*	6,433	98,682
ConAgra Foods, Inc.	146,420	3,477,475
Corn Products International, Inc.	9,384	486,279
Cresud S.A.C.I.F. y A. (ADR)	33,150	600,015
Darling International, Inc.*	2,647	40,684
Dean Foods Co.*	302,132	3,021,320
Dole Food Co., Inc.*	4,013	54,697
Farmer Bros Co.	1,000	12,120
Flowers Foods, Inc.	103,195	2,810,000
Fresh Del Monte Produce, Inc.	69,632	1,818,092
Griffin Land & Nurseries, Inc.	800	25,744
Hain Celestial Group, Inc.*	4,804	155,073

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Harbinger Group, Inc.*	2,300	$11,983
Imperial Sugar Co.	2,600	34,684
Ralcorp Holdings, Inc.*	24,327	1,664,697
Seneca Foods Corp., Class A*	1,353	40,414
Smart Balance, Inc.*	2,572	11,806
Smithfield Foods, Inc.*	17,439	419,582
TreeHouse Foods, Inc.*	4,404	250,455
Tyson Foods, Inc., Class A	151,170	2,900,952

		18,016,873

Household Products (0.5%)
Central Garden & Pet Co., Class A*	6,400	58,944
Energizer Holdings, Inc.*	48,344	3,440,159
Oil-Dri Corp. of America	990	21,087
Spectrum Brands Holdings, Inc.*	2,296	63,737

		3,583,927

Personal Products (0.1%)
Alberto-Culver Co.	8,398	312,993
Elizabeth Arden, Inc.*	2,812	84,388
Nutraceutical International Corp.*	1,600	23,968
Prestige Brands Holdings, Inc.*	5,371	61,767
Revlon, Inc., Class A*	1,400	22,218
Schiff Nutrition International, Inc.	1,000	9,110

		514,444

Tobacco (0.0%)
Alliance One International, Inc.*	8,679	34,889
Universal Corp.	3,359	146,251
Vector Group Ltd.	1,934	33,439

		214,579

Total Consumer Staples		31,250,101

Energy (11.4%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	5,661	262,840
Basic Energy Services, Inc.*	2,922	74,540
Bristow Group, Inc.*	28,267	1,337,029
Cal Dive International, Inc.*	11,899	83,055
Complete Production Services, Inc.*	9,643	306,744
Dawson Geophysical Co.*	1,516	66,522
Dresser-Rand Group, Inc.*	1,004	53,834
Exterran Holdings, Inc.*	43,011	1,020,651
Global Industries Ltd.*	16,132	157,932
Gulf Island Fabrication, Inc.	2,300	73,991
Gulfmark Offshore, Inc., Class A*	2,941	130,904
Helix Energy Solutions Group, Inc.*	13,038	224,254
Helmerich & Payne, Inc.	11,839	813,221
Hercules Offshore, Inc.*	9,800	64,778
Hornbeck Offshore Services, Inc.*	2,874	88,663
Key Energy Services, Inc.*	15,200	236,360
Matrix Service Co.*	3,900	54,210
Natural Gas Services Group, Inc.*	2,006	35,627
Newpark Resources, Inc.*	12,498	98,234
Oceaneering International, Inc.*	6,962	622,751
Oil States International, Inc.*	6,238	474,961
OYO Geospace Corp.*	137	13,505
Parker Drilling Co.*	19,324	133,529
Patterson-UTI Energy, Inc.	19,109	561,614
PHI, Inc. (Non-Voting)*	1,700	37,604
Pioneer Drilling Co.*	5,907	81,517
Rowan Cos., Inc.*	13,869	612,732
SEACOR Holdings, Inc.	2,900	268,134
Solar Cayman Ltd.(b)*§†	141,300	76,302
Superior Energy Services, Inc.*	9,204	377,364
Tesco Corp.*	3,787	83,125
TETRA Technologies, Inc.*	7,995	123,123
Tidewater, Inc.	6,479	387,768
Union Drilling, Inc.*	2,000	20,500
Unit Corp.*	5,090	315,325
Vantage Drilling Co.*	20,000	36,000
Willbros Group, Inc.*	6,004	65,564

		9,474,807

Oil, Gas & Consumable Fuels (10.0%)
Abraxas Petroleum Corp.*	6,488	37,955
Alpha Natural Resources, Inc.*	13,253	786,831
Approach Resources, Inc.*	2,000	67,200
Arch Coal, Inc.	84,547	3,047,074
ATP Oil & Gas Corp.*	5,633	102,014
Berry Petroleum Co., Class A	35,609	1,796,474
Bill Barrett Corp.*	5,681	226,729
BPZ Resources, Inc.*	8,368	44,434
Cabot Oil & Gas Corp.	13,392	709,374
Cameco Corp.	112,232	3,371,449
Cheniere Energy, Inc.*	7,200	67,032
Chesapeake Energy Corp.	86,462	2,898,206
Cimarex Energy Co.	37,900	4,367,596
Clayton Williams Energy, Inc.*	135	14,269
Cloud Peak Energy, Inc.*	2,805	60,560
Cobalt International Energy, Inc.*	9,276	155,930
Comstock Resources, Inc.*	5,878	181,865
Consol Energy, Inc.	37,468	2,009,409
Contango Oil & Gas Co.*	443	28,015
Crosstex Energy LP.	225,000	3,807,000
Crosstex Energy, Inc.	4,437	44,148
CVR Energy, Inc.*	4,700	108,852
Delek U.S. Holdings, Inc.	3,700	50,172
Delta Petroleum Corp.*	21,600	19,656
Denbury Resources, Inc.*	110,235	2,689,734
DHT Holdings, Inc.	10,600	50,986
Energy Partners Ltd.*	2,200	39,600
Forest Oil Corp.*	24,316	919,874
Frontier Oil Corp.	13,497	395,732
Frontline Ltd.	1,568	38,839
Gastar Exploration Ltd.*	1,690	8,213
General Maritime Corp.	5,800	11,890
GeoResources, Inc.*	1,400	43,778
GMX Resources, Inc.*	3,724	22,977
Golar LNG Ltd.	3,709	94,876
Goodrich Petroleum Corp.*	3,186	70,793
Green Plains Renewable Energy, Inc.*	2,300	27,646
Harvest Natural Resources, Inc.*	5,145	78,410
Holly Corp.	1,808	109,854
International Coal Group, Inc.*	16,532	186,812
Knightsbridge Tankers Ltd.	2,675	66,982
Massey Energy Co.	13,009	889,295
Miller Petroleum, Inc.*	1,299	6,495
Nexen, Inc.	64,193	1,599,690
Noble Energy, Inc.	43,510	4,205,241
Nordic American Tanker Shipping Ltd.	6,073	150,853
Oasis Petroleum, Inc.*	3,071	97,105
Overseas Shipholding Group, Inc.	122,289	3,930,368
Patriot Coal Corp.*	9,954	257,112
Pengrowth Energy Corp.	271,000	3,747,930
Penn Virginia Corp.	5,400	91,584
Petrobras Argentina S.A. (ADR)	39,526	873,129
Petroleum Development Corp.*	2,602	124,922
PetroQuest Energy, Inc.*	6,511	60,943
Plains Exploration & Production Co.*	134,690	4,879,819

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Quicksilver Resources, Inc.*	13,976	$199,997
Range Resources Corp.	34,500	2,016,870
Resolute Energy Corp.*	4,373	79,326
REX American Resources Corp.*	1,293	20,636
Rex Energy Corp.*	3,205	37,338
Rosetta Resources, Inc.*	2,740	130,260
SandRidge Energy, Inc.*	547,744	7,011,123
Ship Finance International Ltd.	5,649	117,104
SM Energy Co.	2,726	202,242
Southern Union Co.	15,587	446,100
Southwestern Energy Co.*	31,090	1,335,937
Stone Energy Corp.*	4,700	156,839
Swift Energy Co.*	4,775	203,797
Targa Resources Corp.	1,157	41,930
Teekay Corp.	5,361	197,982
Teekay Tankers Ltd., Class A	4,032	42,175
Tesoro Corp.*	63,464	1,702,739
USEC, Inc.*	16,617	73,115
VAALCO Energy, Inc.*	8,406	65,231
Venoco, Inc.*	2,100	35,889
W&T Offshore, Inc.	3,405	77,600
Warren Resources, Inc.*	6,700	34,103
Western Refining, Inc.*	6,600	111,870
Whiting Petroleum Corp.*	29,664	2,178,821
World Fuel Services Corp.	3,383	137,384

		66,430,134

Total Energy		75,904,941

Financials (18.9%)
Capital Markets (1.0%)
American Capital Ltd.*	41,977	415,572
Apollo Investment Corp.	23,084	278,393
Ares Capital Corp.	24,488	413,847
Artio Global Investors, Inc.	1,300	21,008
BlackRock Kelso Capital Corp.	7,164	72,571
Calamos Asset Management, Inc., Class A	2,200	36,498
Capital Southwest Corp.	499	45,673
Cohen & Steers, Inc.	400	11,872
Cowen Group, Inc., Class A*	3,900	15,639
Daiwa Securities Group, Inc. (ADR)	449,180	2,097,671
E*TRADE Financial Corp.*	28,096	439,140
Evercore Partners, Inc., Class A	553	18,962
FBR Capital Markets Corp.*	4,800	17,184
Federated Investors, Inc., Class B	3,600	96,300
Fifth Street Finance Corp.	8,426	112,487
GAMCO Investors, Inc., Class A	549	25,452
Gladstone Capital Corp.	2,323	26,273
Gladstone Investment Corp.	5,500	42,680
Harris & Harris Group, Inc.*	6,500	34,970
Hercules Technology Growth Capital, Inc.	2,733	30,063
Internet Capital Group, Inc.*	3,924	55,721
INTL FCStone, Inc.*	1,242	31,572
Investment Technology Group, Inc.*	5,550	100,954
Janus Capital Group, Inc.	21,140	263,616
Jefferies Group, Inc.	14,730	367,366
JMP Group, Inc.	3,300	28,413
KBW, Inc.	1,800	47,142
Knight Capital Group, Inc., Class A*	11,949	160,117
LaBranche & Co., Inc.*	8,900	34,977
LPL Investment Holdings, Inc.*	1,706	61,092
Main Street Capital Corp.	1,179	21,753
MCG Capital Corp.	11,500	74,750
Medallion Financial Corp.	3,190	28,040
MF Global Holdings Ltd.*	14,560	120,557
MVC Capital, Inc.	3,915	53,714
NGP Capital Resources Co.	4,531	43,679
Oppenheimer Holdings, Inc., Class A	1,506	50,466
PennantPark Investment Corp.	3,356	40,004
Penson Worldwide, Inc.*	1,800	12,078
Piper Jaffray Cos., Inc.*	2,200	91,146
Prospect Capital Corp.	10,464	127,765
Raymond James Financial, Inc.	12,565	480,486
Safeguard Scientifics, Inc.*	3,183	64,774
Sanders Morris Harris Group, Inc.	4,800	38,448
Solar Capital Ltd.	688	16,429
Stifel Financial Corp.*	395	28,357
SWS Group, Inc.	2,730	16,571
TICC Capital Corp.	5,141	55,883
TradeStation Group, Inc.*	3,332	23,391
Triangle Capital Corp.	899	16,236
Virtus Investment Partners, Inc.*	546	32,170

		6,839,922

Commercial Banks (4.2%)
1st Source Corp.	2,568	51,463
Alliance Financial Corp./New York	1,000	33,350
American National Bankshares, Inc.	1,500	33,765
Ameris Bancorp*	3,394	34,483
Ames National Corp.	900	17,190
Arrow Financial Corp.	954	23,602
Associated Banc-Corp.	21,229	315,251
BancFirst Corp.	1,154	49,253
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,100	36,666
Bancorp Rhode Island, Inc.	900	27,783
Bancorp, Inc./Delaware*	4,700	43,381
BancorpSouth, Inc.	9,968	154,006
Bank of Hawaii Corp.	4,430	211,843
Bank of Marin Bancorp/California	300	11,196
Bank of the Ozarks, Inc.	1,319	57,653
BOK Financial Corp.	3,193	165,014
Boston Private Financial Holdings, Inc.	10,439	73,804
Bridge Bancorp, Inc.	300	6,711
Bryn Mawr Bank Corp.	1,600	32,912
Camden National Corp.	1,457	49,888
Capital City Bank Group, Inc.	2,173	27,554
CapitalSource, Inc.	433,825	3,054,128
Cardinal Financial Corp.	4,100	47,806
Cathay General Bancorp	9,926	169,238
Center Financial Corp.*	4,454	32,692
Centerstate Banks, Inc.	3,600	25,200
Century Bancorp, Inc./Massachusetts, Class A	879	23,531
Chemical Financial Corp.	3,471	69,177
Citizens & Northern Corp.	2,100	35,301
Citizens Republic Bancorp, Inc.*	41,421	36,861
City Holding Co.	1,553	54,914
City National Corp./California	5,759	328,551
CNB Financial Corp./Pennsylvania	1,100	15,961
CoBiz Financial, Inc.	6,800	47,260
Columbia Banking System, Inc.	4,797	91,958
Commerce Bancshares, Inc./Missouri	9,631	389,478
Community Bank System, Inc.	3,868	93,876
Community Trust Bancorp, Inc.	2,269	62,783
Cullen/Frost Bankers, Inc.	6,576	388,116
CVB Financial Corp.	10,323	96,107

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Danvers Bancorp, Inc.	1,765	$37,806
Eagle Bancorp, Inc.*	3,400	47,770
East West Bancorp, Inc.	19,300	423,828
Enterprise Financial Services Corp.	1,800	25,326
F.N.B. Corp./Pennsylvania	12,945	136,440
Financial Institutions, Inc.	1,861	32,568
First Bancorp, Inc./Maine	2,000	30,500
First Bancorp/North Carolina	2,500	33,150
First Busey Corp.	3,524	17,902
First Citizens BancShares, Inc./North Carolina, Class A	688	137,999
First Commonwealth Financial Corp.	14,300	97,955
First Community Bancshares, Inc./Virginia	2,612	37,038
First Financial Bancorp.	6,800	113,492
First Financial Bankshares, Inc.	1,103	56,661
First Financial Corp./Indiana	1,862	61,893
First Horizon National Corp.	31,278	350,626
First Merchants Corp.	2,055	16,995
First Midwest Bancorp, Inc./Illinois	9,177	108,197
First of Long Island Corp.	1,100	30,525
First South Bancorp, Inc./North Carolina	1,900	9,481
FirstMerit Corp.	13,640	232,698
Fulton Financial Corp.	23,591	262,096
German American Bancorp, Inc.	2,448	42,081
Glacier Bancorp, Inc.	8,500	127,925
Great Southern Bancorp, Inc.	1,612	34,577
Green Bankshares, Inc.*	432	1,205
Hancock Holding Co.	2,770	90,967
Heartland Financial USA, Inc.	2,374	40,358
Heritage Financial Corp./Washington*	1,800	25,506
Home Bancorp, Inc.*	2,200	33,704
Home Bancshares, Inc./Arkansas	2,534	57,649
Hudson Valley Holding Corp.	1,643	36,146
Huntington Bancshares, Inc./Ohio	295,177	1,959,975
IBERIABANK Corp.	3,300	198,429
Independent Bank Corp./Massachusetts	2,334	63,041
International Bancshares Corp.	6,330	116,092
Investors Bancorp, Inc.*	4,851	72,231
Lakeland Bancorp, Inc.	4,218	43,783
Lakeland Financial Corp.	1,435	32,546
MainSource Financial Group, Inc.	1,462	14,635
Marshall & Ilsley Corp.	68,899	550,503
MB Financial, Inc.	6,526	136,785
Merchants Bancshares, Inc.	1,200	31,776
Metro Bancorp, Inc.*	1,400	17,290
Midsouth Bancorp, Inc.	1,100	15,906
Nara Bancorp, Inc.*	4,600	44,252
National Bankshares, Inc./Virginia	1,447	41,818
National Penn Bancshares, Inc.	199,165	1,541,537
NBT Bancorp, Inc.	3,700	84,323
Northfield Bancorp, Inc./New Jersey	3,400	46,920
Old National Bancorp/Indiana	10,093	108,197
OmniAmerican Bancorp, Inc.*	1,500	23,760
Oriental Financial Group, Inc.	3,893	48,857
Orrstown Financial Services, Inc.	700	19,600
Pacific Capital Bancorp N.A.*	72,000	2,134,080
Pacific Continental Corp.	4,200	42,798
PacWest Bancorp.	3,453	75,103
Park National Corp.	1,411	94,283
Peapack-Gladstone Financial Corp.	1,995	26,454
Penns Woods Bancorp, Inc.	400	15,572
Peoples Bancorp, Inc./Ohio	1,432	17,213
Pinnacle Financial Partners, Inc.*	3,911	64,688
Popular, Inc.*	1,394,334	4,057,512
Porter Bancorp, Inc.	771	6,083
PrivateBancorp, Inc.	6,577	100,562
Prosperity Bancshares, Inc.	5,648	241,565
Renasant Corp.	3,441	58,428
Republic Bancorp, Inc./Kentucky, Class A	837	16,305
S&T Bancorp, Inc.	2,746	59,231
Sandy Spring Bancorp, Inc.	3,530	65,164
SCBT Financial Corp.	1,411	46,958
Sierra Bancorp.	1,600	17,888
Simmons First National Corp., Class A	1,711	46,351
Southside Bancshares, Inc.	2,493	53,350
Southwest Bancorp, Inc./Oklahoma*.	2,060	29,231
State Bancorp, Inc./New York	3,530	36,677
StellarOne Corp.	3,750	53,250
Sterling Bancorp/New York	3,500	35,035
Sterling Bancshares, Inc./Texas	11,000	94,710
Suffolk Bancorp.	800	16,784
Sumitomo Trust & Banking Co., Ltd. (ADR)	307,677	1,664,533
SunTrust Banks, Inc.	16,220	467,785
Susquehanna Bancshares, Inc.	15,900	148,665
SVB Financial Group*	5,269	299,964
SY Bancorp, Inc.	1,700	42,772
Synovus Financial Corp.	95,078	228,187
TCF Financial Corp.	20,030	317,676
Texas Capital Bancshares, Inc.*	4,392	114,148
Tompkins Financial Corp.	1,339	55,635
Tower Bancorp, Inc.	900	20,061
TowneBank/Virginia	3,664	57,378
Trico Bancshares	2,463	40,172
Trustmark Corp.	7,291	170,755
UMB Financial Corp.	3,803	142,061
Umpqua Holdings Corp.	14,600	167,024
Union First Market Bankshares Corp.	3,446	38,767
United Bankshares, Inc.	4,678	124,061
United Community Banks, Inc./Georgia*	10,777	25,541
Univest Corp. of Pennsylvania	2,802	49,651
Valley National Bancorp.	19,496	272,164
Washington Banking Co.	1,127	15,891
Washington Trust Bancorp, Inc.	2,571	61,036
Webster Financial Corp.	8,167	175,019
WesBanco, Inc.	3,452	71,491
West Bancorp, Inc.	3,300	26,334
West Coast Bancorp/Oregon*	6,611	22,940
Westamerica Bancorp.	2,065	106,079
Western Alliance Bancorp*	7,140	58,691
Whitney Holding Corp./Louisiana	7,300	99,426
Wilmington Trust Corp.	11,037	49,887
Wilshire Bancorp, Inc.*	4,000	19,600
Wintrust Financial Corp.	3,856	141,708
Zions Bancorp.	22,928	528,720

		27,852,123

Consumer Finance (0.1%)
Advance America Cash Advance Centers, Inc.	3,534	18,730
Cash America International, Inc.	2,848	131,151
CompuCredit Holdings Corp.*	2,100	13,797

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Marblehead Corp.*	12,900	$28,380
Nelnet, Inc., Class A	2,901	63,329
World Acceptance Corp.*	1,222	79,674

		335,061

Diversified Financial Services (0.6%)
Asset Acceptance Capital Corp.*	2,300	12,351
California First National Bancorp	500	7,635
Compass Diversified Holdings	3,000	44,220
Encore Capital Group, Inc.*	905	21,439
Guoco Group Ltd. (ADR)	25,897	643,282
KKR Financial Holdings LLC	307,000	3,005,530
NewStar Financial, Inc.*	4,500	49,140
PHH Corp.*	6,700	145,859
PICO Holdings, Inc.*	2,774	83,386
Primus Guaranty Ltd.*	2,100	10,668

		4,023,510

Insurance (6.6%)
Ageas (ADR)	461,075	1,318,674
Alleghany Corp.*	4,793	1,586,526
Allied World Assurance Co. Holdings Ltd.	4,799	300,849
Alterra Capital Holdings Ltd.	12,181	272,124
American Equity Investment Life Holding Co.	6,491	85,162
American Financial Group, Inc./Ohio	10,482	367,080
American National Insurance Co.	1,042	82,495
American Safety Insurance Holdings Ltd.*	1,900	40,717
AMERISAFE, Inc.*	2,931	64,804
Amtrust Financial Services, Inc.	3,611	68,862
Aon Corp.	22,605	1,197,161
Arch Capital Group Ltd.*	36,355	3,606,052
Argo Group International Holdings Ltd.	3,500	115,640
Arthur J. Gallagher & Co.	9,814	298,444
Aspen Insurance Holdings Ltd.	10,059	277,226
Assurant, Inc.	51,355	1,977,681
Assured Guaranty Ltd.	230,938	3,440,976
Axis Capital Holdings Ltd.	56,590	1,976,123
Baldwin & Lyons, Inc., Class B	1,566	36,676
Brown & Brown, Inc.	6,676	172,241
Citizens, Inc./Texas*	2,080	15,184
CNA Financial Corp.	38,512	1,138,030
CNA Surety Corp.*	2,885	72,875
CNO Financial Group, Inc.*	28,215	211,895
Delphi Financial Group, Inc., Class A	5,779	177,473
Donegal Group, Inc., Class A	2,356	31,500
EMC Insurance Group, Inc.	890	22,099
Employers Holdings, Inc.	6,054	125,076
Endurance Specialty Holdings Ltd.	3,791	185,077
Enstar Group Ltd.*	906	90,491
Erie Indemnity Co., Class A	839	59,661
FBL Financial Group, Inc., Class A	1,800	55,296
Fidelity National Financial, Inc., Class A	27,702	391,429
First American Financial Corp.	245,651	4,053,242
Flagstone Reinsurance Holdings S.A.	7,400	66,674
FPIC Insurance Group, Inc.*	1,611	61,057
Global Indemnity plc*	2,315	50,884
Greenlight Capital Reinsurance Ltd., Class A*	3,100	87,451
Hallmark Financial Services*	2,200	18,436
Hanover Insurance Group, Inc.	5,625	254,531
Harleysville Group, Inc.	1,670	55,327
HCC Insurance Holdings, Inc.	65,814	2,060,636
Hilltop Holdings, Inc.*	3,400	34,136
Horace Mann Educators Corp.	4,274	71,803
Infinity Property & Casualty Corp.	1,708	101,609
Kansas City Life Insurance Co.	801	25,616
Loews Corp.	49,283	2,123,604
Maiden Holdings Ltd.	8,612	64,504
Markel Corp.*	1,264	523,865
Marsh & McLennan Cos., Inc.	66,021	1,968,086
MBIA, Inc.*	340,276	3,416,371
Meadowbrook Insurance Group, Inc.	8,749	90,552
Mercury General Corp.	3,058	119,660
Montpelier Reinsurance Holdings Ltd.	8,200	144,894
National Financial Partners Corp.*	6,152	90,742
National Interstate Corp.	1,330	27,731
National Western Life Insurance Co., Class A	370	60,033
Navigators Group, Inc.*	1,389	71,533
Old Republic International Corp.	316,204	4,012,629
OneBeacon Insurance Group Ltd., Class A	1,746	23,623
Phoenix Cos., Inc.*	8,827	24,009
Platinum Underwriters Holdings Ltd.	5,500	209,495
Presidential Life Corp.	3,993	38,053
Primerica, Inc.	3,039	77,525
ProAssurance Corp.*	4,100	259,817
Protective Life Corp.	10,590	281,164
Reinsurance Group of America, Inc.	9,159	575,002
RenaissanceReinsurance Holdings Ltd.	6,933	478,308
RLI Corp.	2,318	133,633
Safety Insurance Group, Inc.	1,736	80,047
SeaBright Holdings, Inc.	4,900	50,225
Selective Insurance Group, Inc.	7,386	127,778
StanCorp Financial Group, Inc.	6,001	276,766
State Auto Financial Corp.	2,347	42,762
Stewart Information Services Corp.	1,426	14,944
Symetra Financial Corp.	3,747	50,959
Tower Group, Inc.	2,799	67,260
Transatlantic Holdings, Inc.	8,128	395,590
United Fire & Casualty Co.	3,248	65,642
Unitrin, Inc.	5,972	184,415
Universal Insurance Holdings, Inc.	1,300	7,046
Validus Holdings Ltd.	8,301	276,672
Wesco Financial Corp.	159	61,883
White Mountains Insurance Group Ltd.	883	321,589
XL Group plc	23,655	581,913

		44,223,325

Real Estate Investment Trusts (REITs) (4.5%)
Acadia Realty Trust (REIT)	4,920	93,086
Agree Realty Corp. (REIT)	1,600	35,920
Alexander’s, Inc. (REIT)	100	40,695
Alexandria Real Estate Equities, Inc. (REIT)	6,900	537,993
AMB Property Corp. (REIT)	20,051	721,235
American Assets Trust, Inc. (REIT)	3,667	77,997
American Campus Communities, Inc. (REIT)	8,249	272,217
American Capital Agency Corp. (REIT)	15,702	457,556
Anworth Mortgage Asset Corp. (REIT)	11,800	83,662

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Apartment Investment & Management Co. (REIT), Class A	8,033	$204,601
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102	34,368
Ashford Hospitality Trust, Inc. (REIT)	4,283	47,199
Associated Estates Realty Corp. (REIT)	2,300	36,524
BioMed Realty Trust, Inc. (REIT)	16,508	313,982
Brandywine Realty Trust (REIT)	18,704	227,067
BRE Properties, Inc. (REIT)	7,858	370,740
Camden Property Trust (REIT)	8,791	499,505
Campus Crest Communities, Inc. (REIT)	3,484	41,216
CapLease, Inc. (REIT)	10,800	59,184
Capstead Mortgage Corp. (REIT)	7,200	92,016
CBL & Associates Properties, Inc. (REIT)	18,045	314,344
Cedar Shopping Centers, Inc. (REIT)	8,905	53,697
Chesapeake Lodging Trust (REIT)	1,500	26,115
Chimera Investment Corp. (REIT)	126,750	501,930
Cogdell Spencer, Inc. (REIT)	7,100	42,174
Colonial Properties Trust (REIT)	9,703	186,783
Colony Financial, Inc. (REIT)	2,544	47,904
CommonWealth REIT (REIT)	9,227	239,625
Coresite Realty Corp. (REIT)	2,234	35,387
Corporate Office Properties Trust/Maryland (REIT)	8,342	301,480
Cousins Properties, Inc. (REIT)	532,071	4,442,793
CreXus Investment Corp. (REIT)	3,400	38,828
Cypress Sharpridge Investments, Inc. (REIT)	8,739	110,811
DCT Industrial Trust, Inc. (REIT)	27,906	154,878
Developers Diversified Realty Corp. (REIT)	26,228	367,192
DiamondRock Hospitality Co. (REIT)	20,769	231,990
Digital Realty Trust, Inc. (REIT)	590	34,303
Douglas Emmett, Inc. (REIT)	15,600	292,500
Duke Realty Corp. (REIT)	31,718	444,369
DuPont Fabros Technology, Inc. (REIT)	3,067	74,375
Dynex Capital, Inc. (REIT)	3,903	39,264
EastGroup Properties, Inc. (REIT)	1,414	62,174
Education Realty Trust, Inc. (REIT)	11,000	88,330
Entertainment Properties Trust (REIT)	5,692	266,499
Equity Lifestyle Properties, Inc. (REIT)	800	46,120
Equity One, Inc. (REIT)	4,865	91,316
Essex Property Trust, Inc. (REIT)	2,432	301,568
Extra Space Storage, Inc. (REIT)	11,800	244,378
Federal Realty Investment Trust (REIT)	3,352	273,389
FelCor Lodging Trust, Inc. (REIT)*	6,162	37,773
First Industrial Realty Trust, Inc. (REIT)*	9,900	117,711
First Potomac Realty Trust (REIT)	5,755	90,641
Franklin Street Properties Corp. (REIT)	10,088	141,938
Getty Realty Corp. (REIT)	2,400	54,912
Gladstone Commercial Corp. (REIT)	1,000	18,240
Glimcher Realty Trust (REIT)	10,473	96,875
Government Properties Income Trust (REIT)	3,000	80,580
Hatteras Financial Corp. (REIT)	9,143	257,101
Health Care REIT, Inc.	22,236	1,166,056
Healthcare Realty Trust, Inc. (REIT)	7,119	161,601
Hersha Hospitality Trust (REIT)	17,833	105,928
Highwoods Properties, Inc. (REIT)	9,000	315,090
Home Properties, Inc. (REIT)	3,574	210,687

Hospitality Properties Trust (REIT)	15,534	359,612
Inland Real Estate Corp. (REIT)	12,300	117,342
Invesco Mortgage Capital, Inc. (REIT)	9,034	197,393
Investors Real Estate Trust (REIT)	12,100	114,950
iStar Financial, Inc. (REIT)*	11,791	108,241
Kilroy Realty Corp. (REIT)	6,610	256,666
Kite Realty Group Trust (REIT)	9,479	50,334
LaSalle Hotel Properties (REIT)	8,611	232,497
Lexington Realty Trust (REIT)	16,195	151,423
Liberty Property Trust (REIT)	13,872	456,389
LTC Properties, Inc. (REIT)	3,161	89,583
Macerich Co. (REIT)	16,395	812,044
Mack-Cali Realty Corp. (REIT)	10,992	372,629
Medical Properties Trust, Inc. (REIT)	12,800	148,096
MFA Financial, Inc. (REIT)	43,630	357,766
Mid-America Apartment Communities, Inc. (REIT)	1,500	96,300
Mission West Properties, Inc. (REIT)	5,000	32,850
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	45,155
MPG Office Trust, Inc. (REIT)*	3,661	13,582
National Health Investors, Inc. (REIT)	2,061	98,763
National Retail Properties, Inc. (REIT)	9,900	258,687
Nationwide Health Properties, Inc. (REIT)	15,906	676,482
Newcastle Investment Corp. (REIT)*	9,704	58,612
NorthStar Realty Finance Corp. (REIT)	9,461	50,616
Omega Healthcare Investors, Inc. (REIT)	9,980	222,953
Parkway Properties, Inc./Maryland (REIT)	3,378	57,426
Pebblebrook Hotel Trust (REIT)	4,644	102,865
Pennsylvania Real Estate Investment Trust (REIT)	6,500	92,755
PennyMac Mortgage Investment Trust (REIT)	3,200	58,848
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,615	128,397
Post Properties, Inc. (REIT)	5,800	227,650
Potlatch Corp. (REIT)	2,024	81,365
PS Business Parks, Inc. (REIT)	1,536	88,996
RAIT Financial Trust (REIT)	3,804	9,358
Ramco-Gershenson Properties Trust (REIT)	5,600	70,168
Rayonier, Inc. (REIT)	7,133	444,457
Realty Income Corp. (REIT)	15,978	558,431
Redwood Trust, Inc. (REIT)	10,700	166,385
Regency Centers Corp. (REIT)	10,711	465,714
Resource Capital Corp. (REIT)	7,100	46,789
Retail Opportunity Investments Corp. (REIT)	5,278	57,741
Sabra Healthcare REIT, Inc. (REIT)	3,148	55,436

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Saul Centers, Inc. (REIT)	453	$20,181
Senior Housing Properties Trust (REIT)	17,834	410,895
SL Green Realty Corp. (REIT)	9,827	738,990
Sovran Self Storage, Inc. (REIT)	3,200	126,560
Strategic Hotels & Resorts, Inc. (REIT)*	12,900	83,205
Sun Communities, Inc. (REIT)	2,637	94,009
Sunstone Hotel Investors, Inc. (REIT)*	13,813	140,755
Tanger Factory Outlet Centers (REIT)	4,000	104,960
Taubman Centers, Inc. (REIT)	6,900	369,702
Terreno Realty Corp. (REIT)*	1,800	31,014
Two Harbors Investment Corp. (REIT)	8,725	91,351
UDR, Inc. (REIT)	21,389	521,250
UMH Properties, Inc. (REIT)	1,700	16,898
Universal Health Realty Income Trust (REIT)	1,056	42,800
Urstadt Biddle Properties, Inc. (REIT), Class A	3,459	65,790
U-Store-It Trust (REIT)	13,300	139,916
Walter Investment Management Corp. (REIT)	111,765	1,802,769
Washington Real Estate Investment Trust (REIT)	6,300	195,867
Weingarten Realty Investors (REIT)	14,745	369,510
Winthrop Realty Trust (REIT)	3,334	40,842

		29,955,422

Real Estate Management & Development (0.7%)
Avatar Holdings, Inc.*	1,573	31,130
Consolidated-Tomoka Land Co.	1,172	37,973
Forest City Enterprises, Inc., Class A*	16,400	308,812
Forestar Group, Inc.*	4,950	94,149
Howard Hughes Corp.*	56,000	3,955,840
St. Joe Co.*	1,186	29,733
Tejon Ranch Co.*	1,092	40,120

		4,497,757

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	700	8,561
Astoria Financial Corp.	10,500	150,885
Bank Mutual Corp.	9,300	39,339
BankFinancial Corp.	5,500	50,545
Beneficial Mutual Bancorp, Inc.*	3,296	28,411
Berkshire Hills Bancorp, Inc.	2,363	49,268
Brookline Bancorp, Inc.	3,544	37,318
Capitol Federal Financial, Inc.	5,315	59,900
Clifton Savings Bancorp, Inc.	2,500	29,675
Dime Community Bancshares, Inc.	2,355	34,760
ESB Financial Corp.	2,300	33,971
ESSA Bancorp, Inc.	3,900	51,480
Farmer Mac, Class C	596	11,390
First Financial Holdings, Inc.	2,772	31,351
First Niagara Financial Group, Inc.	106,162	1,441,680
Flagstar Bancorp, Inc.*	4,970	7,455
Flushing Financial Corp.	3,040	45,296
Fox Chase Bancorp, Inc.	1,389	19,335
Heritage Financial Group, Inc.	335	4,265
Home Federal Bancorp, Inc./Idaho	3,398	40,028
Kaiser Federal Financial Group, Inc.	719	8,844
Kearny Financial Corp.	1,800	18,054
Meridian Interstate Bancorp, Inc.*	2,600	36,530
MGIC Investment Corp.*	499,800	4,443,222
NASB Financial, Inc.*	1,000	16,180
NewAlliance Bancshares, Inc.	11,765	174,593
Northwest Bancshares, Inc.	13,990	175,435
OceanFirst Financial Corp.	2,200	30,690
Ocwen Financial Corp.*	7,871	86,738
Oritani Financial Corp.	4,841	61,384
PMI Group, Inc.*	16,501	44,553
Provident Financial Services, Inc.	6,400	94,720
Provident New York Bancorp	7,200	74,304
Radian Group, Inc.	16,596	113,019
Rockville Financial, Inc.	3,336	34,794
Roma Financial Corp.	1,200	13,284
Territorial Bancorp, Inc.	2,500	49,800
TFS Financial Corp.	9,843	104,533
TrustCo Bank Corp./New York	4,451	26,394
United Financial Bancorp, Inc.	967	15,965
Washington Federal, Inc.	13,647	236,639
Waterstone Financial, Inc.*	1,968	6,042
Westfield Financial, Inc.	3,500	31,710
WSFS Financial Corp.	500	23,550

		8,095,890

Total Financials		125,823,010

Health Care (5.4%)
Biotechnology (0.2%)
Alkermes, Inc.*	8,649	112,004
Celera Corp.*	9,845	79,843
Enzon Pharmaceuticals, Inc.*	733	7,990
Exelixis, Inc.*	7,397	83,586
Infinity Pharmaceuticals, Inc.*	920	5,410
Maxygen, Inc.	3,833	19,932
Myriad Genetics, Inc.*	53,035	1,068,655
Progenics Pharmaceuticals, Inc.*	964	5,957

		1,383,377

Health Care Equipment & Supplies (1.1%)
Alere, Inc.*	8,011	313,551
Analogic Corp.	650	36,758
AngioDynamics, Inc.*	3,389	51,242
Beckman Coulter, Inc.	8,852	735,336
Cantel Medical Corp.	1,731	44,573
CONMED Corp.*	4,023	105,724
Cooper Cos., Inc.	4,630	321,553
CryoLife, Inc.*	2,323	14,170
Cutera, Inc.*	1,318	11,295
Cynosure, Inc., Class A*	1,065	14,793
DynaVox, Inc., Class A*	346	1,910
Greatbatch, Inc.*	23,308	616,730
Hill-Rom Holdings, Inc.	1,932	73,377
Hologic, Inc.*	33,471	743,056
ICU Medical, Inc.*	1,119	48,990
Invacare Corp.	3,699	115,113
Kinetic Concepts, Inc.*	17,683	962,309
Medical Action Industries, Inc.*	1,793	15,061
Palomar Medical Technologies, Inc.*	1,103	16,380
RTI Biologics, Inc.*	4,065	11,626
Symmetry Medical, Inc.*	4,774	46,785
Syneron Medical Ltd.*	1,555	20,277
Teleflex, Inc.	4,498	260,794
Wright Medical Group, Inc.*	392	6,668
Young Innovations, Inc.	587	18,432
Zimmer Holdings, Inc.*	47,289	2,862,403

		7,468,906

Health Care Providers & Services (2.9%)
Aetna, Inc.	83,520	3,126,154

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Allied Healthcare International, Inc.*	9,400	$23,876
American Dental Partners, Inc.*	1,646	21,596
AMERIGROUP Corp.*	5,680	364,940
Amsurg Corp.*	3,660	93,110
Assisted Living Concepts, Inc., Class A*	1,528	59,806
Brookdale Senior Living, Inc.*	9,073	254,044
Capital Senior Living Corp.*	6,200	65,844
CardioNet, Inc.*	996	4,771
Centene Corp.*	6,254	206,257
Chindex International, Inc.*	1,110	17,816
Community Health Systems, Inc.*	3,984	159,320
Coventry Health Care, Inc.*	18,680	595,705
Cross Country Healthcare, Inc.*	3,412	26,716
Five Star Quality Care, Inc.*	3,977	32,333
Gentiva Health Services, Inc.*	2,429	68,085
Hanger Orthopedic Group, Inc.*	1,800	46,854
Health Net, Inc.*	12,192	398,678
Healthspring, Inc.*	7,199	269,027
Healthways, Inc.*	4,191	64,416
Humana, Inc.*	21,669	1,515,530
Kindred Healthcare, Inc.*	4,697	112,164
LifePoint Hospitals, Inc.*	32,336	1,299,261
Magellan Health Services, Inc.*	4,157	204,026
MedCath Corp.*	3,600	50,220
MEDNAX, Inc.*	679	45,228
Molina Healthcare, Inc.*	1,100	44,000
National Healthcare Corp.	1,100	51,139
Omnicare, Inc.	195,312	5,857,407
Owens & Minor, Inc.	1,930	62,686
PharMerica Corp.*	383	4,382
Quest Diagnostics, Inc.	47,885	2,763,922
RehabCare Group, Inc.*	2,675	98,627
Select Medical Holdings Corp.*	5,248	42,299
Skilled Healthcare Group, Inc., Class A*	2,497	35,932
Sun Healthcare Group, Inc.*	3,148	44,292
Tenet Healthcare Corp.*	19,100	142,295
Triple-S Management Corp., Class B*	3,049	62,748
U.S. Physical Therapy, Inc.	962	21,491
Universal American Corp.	3,565	81,674
Universal Health Services, Inc., Class B	10,681	527,748
WellCare Health Plans, Inc.*	5,374	225,439

		19,191,858

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	506	8,152
Vital Images, Inc.*	546	7,376

		15,528

Life Sciences Tools & Services (0.2%)
Affymetrix, Inc.*	8,812	45,911
Albany Molecular Research, Inc.*	4,100	17,466
Bio-Rad Laboratories, Inc., Class A*	2,460	295,544
Cambrex Corp.*	500	2,750
Charles River Laboratories International, Inc.*	5,530	212,241
Kendle International, Inc.*	1,410	15,101
Life Technologies Corp.*	10,645	558,011
PerkinElmer, Inc.	9,358	245,835

		1,392,859

Pharmaceuticals (1.0%)
Endo Pharmaceuticals Holdings, Inc.*	15,493	591,213
Forest Laboratories, Inc.*	169,887	5,487,350
Hi-Tech Pharmacal Co., Inc.*	300	6,039
Medicines Co.*	3,439	56,021
Medicis Pharmaceutical Corp., Class A	8,086	259,075
Par Pharmaceutical Cos., Inc.*	4,862	151,111
ViroPharma, Inc.*	10,474	208,433

		6,759,242

Total Health Care		36,211,770

Industrials (9.2%)
Aerospace & Defense (0.7%)
AAR Corp.*	4,917	136,299
Alliant Techsystems, Inc.	26,505	1,873,109
Astronics Corp.*	400	10,068
BE Aerospace, Inc.*	12,393	440,323
Ceradyne, Inc.*	3,400	153,272
Cubic Corp.	1,134	65,205
Curtiss-Wright Corp.	5,870	206,272
Ducommun, Inc.	2,200	52,580
Esterline Technologies Corp.*	3,892	275,242
GenCorp, Inc.*	4,495	26,880
Global Defense Technology & Systems, Inc.*	419	10,148
Hexcel Corp.*	774	15,240
Kratos Defense & Security Solutions, Inc.*	2,299	32,738
Ladish Co., Inc.*	2,390	130,614
LMI Aerospace, Inc.*	1,200	24,252
Moog, Inc., Class A*	5,697	261,549
Orbital Sciences Corp.*	4,292	81,205
Spirit AeroSystems Holdings, Inc., Class A*	11,576	297,156
Teledyne Technologies, Inc.*	3,542	183,157
Triumph Group, Inc.	2,105	186,187

		4,461,496

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	5,300	44,785
Atlas Air Worldwide Holdings, Inc.*	3,281	228,751
Hub Group, Inc., Class A*	28,850	1,044,082
UTi Worldwide, Inc.	1,968	39,832

		1,357,450

Airlines (1.2%)
AirTran Holdings, Inc.*	134,889	1,004,923
Alaska Air Group, Inc.*	4,496	285,136
AMR Corp.*	515,441	3,329,749
Copa Holdings S.A., Class A	1,401	73,973
Hawaiian Holdings, Inc.*	1,570	9,436
JetBlue Airways Corp.*	30,470	191,047
Republic Airways Holdings, Inc.*	5,100	32,793
SkyWest, Inc.	132,575	2,243,169
Southwest Airlines Co.	41,085	518,903
U.S. Airways Group, Inc.*	20,714	180,419
United Continental Holdings, Inc.*	5,577	128,215

		7,997,763

Building Products (0.7%)
A.O. Smith Corp.	484	21,460
American Woodmark Corp.	1,611	33,638
Ameron International Corp.	1,098	76,629
Apogee Enterprises, Inc.	2,953	38,950
Armstrong World Industries, Inc.	2,073	95,918
Builders FirstSource, Inc.*	5,201	14,771
Gibraltar Industries, Inc.*	4,277	51,025
Griffon Corp.*	6,557	86,093
Insteel Industries, Inc.	2,526	35,718
Owens Corning, Inc.*	6,474	232,999

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	3,409	$66,919
Simpson Manufacturing Co., Inc.	328	9,663
Universal Forest Products, Inc.	2,100	76,965
USG Corp.*	216,100	3,600,226

		4,440,974

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	4,407	111,894
ACCO Brands Corp.*	9,193	87,701
American Reprographics Co.*	3,418	35,376
Brink’s Co.	175,347	5,805,739
Corrections Corp. of America*	65,239	1,591,832
Courier Corp.	2,300	32,108
Covanta Holding Corp.	16,700	285,236
Deluxe Corp.	989	26,248
EnergySolutions, Inc.	9,600	57,216
Ennis, Inc.	2,200	37,466
Fuel Tech, Inc.*	1,909	16,990
G&K Services, Inc., Class A	2,281	75,843
GEO Group, Inc.*	4,421	113,354
KAR Auction Services, Inc.*	2,525	38,733
Kimball International, Inc., Class B	5,484	38,388
M&F Worldwide Corp.*	1,287	32,329
McGrath RentCorp	1,900	51,813
Metalico, Inc.*	6,800	42,296
Mine Safety Appliances Co.	1,179	43,234
Mobile Mini, Inc.*	4,383	105,280
Multi-Color Corp.	779	15,744
Schawk, Inc.	961	18,682
Steelcase, Inc., Class A	7,500	85,350
Sykes Enterprises, Inc.*	4,617	91,278
Team, Inc.*	2,047	53,754
UniFirst Corp.	1,806	95,736
United Stationers, Inc.	1,231	87,463
Viad Corp.	2,205	52,788
Waste Connections, Inc.	3,310	95,295

		9,225,166

Construction & Engineering (0.8%)
Aecom Technology Corp.*	8,868	245,910
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	7,591	308,650
Comfort Systems USA, Inc.	6,111	85,982
Dycom Industries, Inc.*	6,088	105,566
EMCOR Group, Inc.*	8,391	259,869
Fluor Corp.	6,610	486,893
Furmanite Corp.*	3,500	28,000
Granite Construction, Inc.	4,204	118,132
Great Lakes Dredge & Dock Corp.	3,532	26,949
Insituform Technologies, Inc., Class A*	1,191	31,859
KBR, Inc.	17,879	675,290
Layne Christensen Co.*	27,681	954,995
MasTec, Inc.*	6,694	139,235
MYR Group, Inc.*	2,133	51,021
Northwest Pipe Co.*	1,468	33,661
Pike Electric Corp.*	2,600	24,752
Shaw Group, Inc.*	53,993	1,911,892
Sterling Construction Co., Inc.*	2,900	48,952
Tutor Perini Corp.	3,149	76,710

		5,614,318

Electrical Equipment (0.6%)
Babcock & Wilcox Co.*	70,000	2,336,600
Brady Corp., Class A	5,800	207,002
Broadwind Energy, Inc.*	5,637	7,385
Encore Wire Corp.	2,819	68,614
EnerSys*	4,600	182,850
Franklin Electric Co., Inc.	577	26,657
Generac Holdings, Inc.*	2,073	42,061
General Cable Corp.*	4,507	195,153
Hubbell, Inc., Class B	4,731	336,043
LaBarge, Inc.*	400	7,080
LSI Industries, Inc.	5,000	36,200
Powell Industries, Inc.*	1,108	43,700
Preformed Line Products Co.	100	6,917
Regal-Beloit Corp.	908	67,038
Thomas & Betts Corp.*	5,528	328,750

		3,892,050

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	7,155	318,755
Seaboard Corp.	48	115,824
Standex International Corp.	1,284	48,651
Tredegar Corp.	3,329	71,840
United Capital Corp.*	604	17,093

		572,163

Machinery (2.5%)
Accuride Corp.*	260,000	3,611,400
AGCO Corp.*	38,043	2,091,224
Alamo Group, Inc.	583	16,003
Albany International Corp., Class A	3,000	74,700
American Railcar Industries, Inc.*	1,600	39,936
Ampco-Pittsburgh Corp.	1,200	33,096
Astec Industries, Inc.*	2,512	93,672
Barnes Group, Inc.	1,498	31,278
Briggs & Stratton Corp.	2,572	58,256
Cascade Corp.	1,306	58,221
Chart Industries, Inc.*	3,621	199,300
CIRCOR International, Inc.	2,089	98,225
CLARCOR, Inc.	886	39,808
Columbus McKinnon Corp.*	2,188	40,391
Commercial Vehicle Group, Inc.*	1,972	35,181
Crane Co.	6,234	301,913
Dover Corp.	61,460	4,040,380
EnPro Industries, Inc.*	1,606	58,330
ESCO Technologies, Inc	3,339	127,383
Federal Signal Corp.	8,600	55,986
Flow International Corp.*	1,300	5,707
Force Protection, Inc.*	6,122	29,998
FreightCar America, Inc.*	1,138	36,996
Gardner Denver, Inc.	531	41,434
Greenbrier Cos., Inc.*	2,847	80,798
Harsco Corp.	9,407	331,973
IDEX Corp.	1,884	82,237
Kadant, Inc.*	1,390	36,404
Kennametal, Inc.	2,762	107,718
L.B. Foster Co., Class A	1,526	65,786
Met-Pro Corp.	800	9,520
Miller Industries, Inc.	1,814	29,459
Mueller Industries, Inc.	4,220	154,536
Mueller Water Products, Inc., Class A	4,471	20,030
NACCO Industries, Inc., Class A	97	10,735
Parker Hannifin Corp.	7,870	745,132
Pentair, Inc.	6,094	230,292
Robbins & Myers, Inc.	4,770	219,372
Snap-On, Inc.	7,073	424,804
SPX Corp.	5,125	406,874
Tecumseh Products Co., Class A*	2,600	26,052
Terex Corp.*	13,894	514,634
Timken Co.	3,066	160,352
Titan International, Inc.	3,300	87,813

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Trinity Industries, Inc.	30,269	$1,109,964
Twin Disc, Inc.	1,344	43,304
Wabash National Corp.*	7,449	86,259
Wabtec Corp.	5,113	346,815
Watts Water Technologies, Inc., Class A	3,300	126,027

		16,675,708

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	235,691
Eagle Bulk Shipping, Inc.*	11,100	41,292
Excel Maritime Carriers Ltd.*	3,207	13,758
Genco Shipping & Trading Ltd.*	3,398	36,596
Horizon Lines, Inc., Class A	1,443	1,227
International Shipholding Corp.	1,077	26,817
Kirby Corp.*	6,503	372,557
Ultrapetrol Bahamas Ltd.*	5,719	29,053

		756,991

Professional Services (0.3%)
Barrett Business Services, Inc.	1,200	19,272
CBIZ, Inc.*	92,911	669,888
CDI Corp.	1,105	16,343
CRA International, Inc.*	1,036	29,868
Equifax, Inc.	16,241	630,963
FTI Consulting, Inc.*	1,144	43,850
GP Strategies Corp.*	1,500	20,400
Heidrick & Struggles International, Inc.	1,600	44,528
Huron Consulting Group, Inc.*	1,218	33,726
ICF International, Inc.*	1,410	28,961
Kelly Services, Inc., Class A*	2,728	59,225
Korn/Ferry International*	5,507	122,641
Navigant Consulting, Inc.*	4,913	49,081
On Assignment, Inc.*	1,900	17,974
School Specialty, Inc.*	1,215	17,375
SFN Group, Inc.*	7,800	109,902
Towers Watson & Co., Class A	4,756	263,768
TrueBlue, Inc.*	3,076	51,646
VSE Corp.	195	5,793

		2,235,204

Road & Rail (0.4%)
Amerco, Inc.*	1,008	97,776
Arkansas Best Corp.	3,140	81,389
Canadian Pacific Railway Ltd.	9,090	584,850
Celadon Group, Inc.*	1,000	16,240
Con-way, Inc.	6,316	248,156
Hertz Global Holdings, Inc.*	4,562	71,304
Kansas City Southern*	5,200	283,140
Marten Transport Ltd.	1,633	36,416
Old Dominion Freight Line, Inc.*	1,101	38,634
Patriot Transportation Holding, Inc.*	300	8,025
RailAmerica, Inc.*	2,300	39,192
Ryder System, Inc.	3,437	173,912
Saia, Inc.*	2,671	43,778
Universal Truckload Services, Inc.*	1,500	25,875
USA Truck, Inc.*	600	7,800
Werner Enterprises, Inc.	4,486	118,744
West Japan Railway Co. (ADR)	30,870	1,195,617

		3,070,848

Trading Companies & Distributors (0.2%)
Aceto Corp.	5,460	43,516
Aircastle Ltd.	6,032	72,806
CAI International, Inc.*	1,385	35,816
GATX Corp.	3,940	152,320
H&E Equipment Services, Inc.*	2,300	44,873
Interline Brands, Inc.*	3,460	70,584
Kaman Corp.	1,239	43,613
Lawson Products, Inc.	900	20,736
RSC Holdings, Inc.*	6,175	88,797
Rush Enterprises, Inc., Class A*	3,654	72,349
TAL International Group, Inc.	1,684	61,079
Titan Machinery, Inc.*	589	14,872
United Rentals, Inc.*	7,675	255,424
WESCO International, Inc.*	3,594	224,625

		1,201,410

Total Industrials		61,501,541

Information Technology (6.1%)
Communications Equipment (0.3%)
Anaren, Inc.*	1,197	24,060
Arris Group, Inc.*	12,946	164,932
Aviat Networks, Inc.*	11,300	58,421
Bel Fuse, Inc., Class B	1,491	32,817
Black Box Corp.	2,069	72,725
Brocade Communications Systems, Inc.*	56,236	345,852
Comtech Telecommunications Corp.	2,283	62,052
Digi International, Inc.*	4,000	42,240
EchoStar Corp., Class A*	4,200	158,970
EMS Technologies, Inc.*	1,611	31,664
Emulex Corp.*	10,459	111,598
Extreme Networks, Inc.*	16,300	57,050
Globecomm Systems, Inc.*	4,394	54,178
Harmonic, Inc.*	9,706	91,042
Oplink Communications, Inc.*	1,351	26,331
Opnext, Inc.*	7,000	17,010
PC-Tel, Inc.*	5,400	41,418
Powerwave Technologies, Inc.*	16,649	75,087
SeaChange International, Inc.*	1,650	15,675
Sonus Networks, Inc.*	11,962	44,977
Sycamore Networks, Inc.	1,856	45,342
Symmetricom, Inc.*	7,694	47,164
Tekelec*	7,598	61,696
Tellabs, Inc.	50,576	265,018
UTStarcom, Inc.*	21,400	50,290
ViaSat, Inc.*	2,664	106,134

		2,103,743

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	3,624	80,815
Cray, Inc.*	2,246	14,487
Diebold, Inc.	6,608	234,320
Electronics for Imaging, Inc.*	5,635	82,891
Imation Corp.*	5,400	60,156
Intevac, Inc.*	2,438	30,304
Lexmark International, Inc., Class A*	10,304	381,660
Rimage Corp.	1,034	16,699
Silicon Graphics International Corp.*	3,449	73,808
Western Digital Corp.*	48,227	1,798,385

		2,773,525

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	2,780	15,957
Anixter International, Inc.	1,890	132,092
Arrow Electronics, Inc.*	13,669	572,458
Avnet, Inc.*	19,250	656,233
AVX Corp.	4,655	69,406
Benchmark Electronics, Inc.*	6,800	128,996
Checkpoint Systems, Inc.*	3,124	70,228
Cognex Corp.	1,339	37,827
Coherent, Inc.*	1,143	66,420

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CTS Corp.	3,754	$40,543
Daktronics, Inc.	2,311	24,843
Electro Rent Corp.	1,586	27,248
Electro Scientific Industries, Inc.*	3,862	67,044
Ingram Micro, Inc., Class A*	125,163	2,632,178
Insight Enterprises, Inc.*	4,300	73,229
Itron, Inc.*	376	21,221
Jabil Circuit, Inc.	7,536	153,960
L-1 Identity Solutions, Inc.*	9,698	114,242
Littelfuse, Inc.	574	32,775
Measurement Specialties, Inc.*	2,032	69,210
Mercury Computer Systems, Inc.*	3,786	80,112
Methode Electronics, Inc.	2,826	34,138
Molex, Inc.	16,509	414,706
Newport Corp.*	4,082	72,782
OSI Systems, Inc.*	648	24,319
Park Electrochemical Corp.	710	22,898
PC Connection, Inc.*	1,800	15,948
Rofin-Sinar Technologies, Inc.*	1,991	78,645
Rogers Corp.*	1,589	71,600
Scansource, Inc.*	3,399	129,128
SMART Modular Technologies (WWH), Inc.*	3,896	30,272
Spectrum Control, Inc.*	1,613	31,744
SYNNEX Corp.*	2,497	81,727
Tech Data Corp.*	40,380	2,053,727
TTM Technologies, Inc.*	7,321	132,949
Vishay Intertechnology, Inc.*	19,138	339,508
Vishay Precision Group, Inc.*	1,506	23,599
X-Rite, Inc.*	6,500	30,875
Zygo Corp.*	3,500	51,170

		8,725,957

Internet Software & Services (0.5%)
AOL, Inc.*	136,475	2,665,357
Digital River, Inc.*	4,643	173,787
EarthLink, Inc.	12,984	101,665
IAC/InterActiveCorp*	5,467	168,876
InfoSpace, Inc.*	3,600	31,176
Internap Network Services Corp.*	5,918	38,881
j2 Global Communications, Inc.*	1,960	57,840
Keynote Systems, Inc.	839	15,563
ModusLink Global Solutions, Inc.	7,500	40,950
Monster Worldwide, Inc.*	8,291	131,827
Perficient, Inc.*	2,203	26,458
RealNetworks, Inc.*	8,332	30,995
TechTarget, Inc.*	2,900	25,839
United Online, Inc.	9,300	58,636
ValueClick, Inc.*	2,254	32,593

		3,600,443

IT Services (1.4%)
Alliance Data Systems Corp.*	17,645	1,515,529
Broadridge Financial Solutions, Inc	92,527	2,099,438
CACI International, Inc., Class A*	3,666	224,799
CIBER, Inc.*	4,700	31,490
Computer Task Group, Inc.*	200	2,658
Convergys Corp.*	12,249	175,896
CoreLogic, Inc.*	106,723	1,974,375
CSG Systems International, Inc.*	2,363	47,118
Euronet Worldwide, Inc.*	6,233	120,484
Hackett Group, Inc.*	4,800	18,432
Integral Systems, Inc.*	1,316	16,016
ManTech International Corp., Class A*	382	16,197
MoneyGram International, Inc.*	3,000	10,290
Online Resources Corp.*	2,200	8,316
SAIC, Inc.*	135,592	2,294,217
SRA International, Inc., Class A*	5,184	147,018
Tier Technologies, Inc.*	300	1,650
Total System Services, Inc.	21,079	379,843
Unisys Corp.*	3,627	113,235
Virtusa Corp.*	563	10,545

		9,207,546

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,330	130,669

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Energy Industries, Inc.*	1,666	27,239
ANADIGICS, Inc.*	1,183	5,300
Atmel Corp.*	6,082	82,898
ATMI, Inc.*	3,512	66,307
Axcelis Technologies, Inc.*	6,301	16,698
Brooks Automation, Inc.*	5,122	70,325
Cabot Microelectronics Corp.*	2,200	114,950
Cohu, Inc.	3,120	47,923
Cymer, Inc.*	3,126	176,869
DSP Group, Inc.*	5,100	39,270
Energy Conversion Devices, Inc.*	3,747	8,468
Entegris, Inc.*	13,903	121,929
Exar Corp.*	6,291	37,872
Fairchild Semiconductor International, Inc.*	15,069	274,256
FEI Co.*	3,497	117,919
FormFactor, Inc.*	6,313	65,024
Integrated Device Technology, Inc.*	11,800	86,966
International Rectifier Corp.*	8,936	295,424
Intersil Corp., Class A	10,294	128,160
IXYS Corp.*	1,100	14,773
Linear Technology Corp.	30,015	1,009,404
LSI Corp.*	77,514	527,095
MEMC Electronic Materials, Inc.*	16,741	216,963
Microsemi Corp.*	6,498	134,574
MKS Instruments, Inc.	4,061	135,231
National Semiconductor Corp.	2,717	38,962
Novellus Systems, Inc.*	1,862	69,136
OmniVision Technologies, Inc.*	1,957	69,532
Pericom Semiconductor Corp.*	3,996	41,438
Photronics, Inc.*	8,643	77,528
PMC-Sierra, Inc.*	28,500	213,750
Rudolph Technologies, Inc.*	1,636	17,898
Sigma Designs, Inc.*	3,181	41,194
Silicon Image, Inc.*	5,500	49,335
Standard Microsystems Corp.*	1,738	42,859
SunPower Corp., Class A*	295,493	5,064,750
Tessera Technologies, Inc.*	1,403	25,619
Trident Microsystems, Inc.*	14,100	16,215
Verigy Ltd.*	189,630	2,671,887
Zoran Corp.*	5,830	60,574

		12,322,514

Software (0.3%)
Accelrys, Inc.*	2,614	20,912
CDC Corp., Class A*	2,833	7,224
Compuware Corp.*	12,307	142,146
Epicor Software Corp.*	4,600	50,922
EPIQ Systems, Inc.	3,820	54,855
ePlus, Inc.*	900	23,949
Fair Isaac Corp.	5,995	189,502
JDA Software Group, Inc.*	4,570	138,288
Mentor Graphics Corp.*	9,608	140,565

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Novell, Inc.*	44,089	$261,448
Quest Software, Inc.*	1,895	48,114
S1 Corp.*	2,302	15,377
Synopsys, Inc.*	18,198	503,175
Take-Two Interactive Software, Inc.*	8,300	127,571
TeleCommunication Systems, Inc., Class A*	1,418	5,842
THQ, Inc.*	5	23

		1,729,913

Total Information Technology		40,594,310

Materials (7.0%)
Chemicals (1.8%)
A. Schulman, Inc.	3,959	97,867
American Vanguard Corp.	4,000	34,720
Arch Chemicals, Inc.	1,383	57,519
Ashland, Inc.	9,028	521,457
Cabot Corp.	8,398	388,743
Chemtura Corp.*	250,000	4,300,000
Cytec Industries, Inc.	6,131	333,342
Eastman Chemical Co.	7,465	741,424
Ferro Corp.*	7,235	120,029
Georgia Gulf Corp.*	4,258	157,546
H.B. Fuller Co.	5,600	120,288
Hawkins, Inc.	100	4,108
Huntsman Corp.	23,300	404,954
Innophos Holdings, Inc.	2,161	99,644
Intrepid Potash, Inc.*	5,632	196,106
Kraton Performance Polymers, Inc.*.	592	22,644
Minerals Technologies, Inc.	2,125	145,605
NL Industries, Inc.	1,000	14,850
Olin Corp.	4,806	110,154
OM Group, Inc.*	3,813	139,327
PolyOne Corp.	4,483	63,703
Quaker Chemical Corp.	505	20,286
Rockwood Holdings, Inc.*	1,947	95,831
RPM International, Inc.	7,294	173,087
Sensient Technologies Corp.	6,188	221,778
Solutia, Inc.*	83,000	2,108,200
Spartech Corp.*	3,084	22,359
Valspar Corp.	11,513	450,158
W.R. Grace & Co.*	7,637	292,421
Westlake Chemical Corp.	2,725	153,145
Zoltek Cos., Inc.*	4,449	59,750

		11,671,045

Construction Materials (0.0%)
Headwaters, Inc.*	10,800	63,720
Texas Industries, Inc.	2,700	122,121

		185,841

Containers & Packaging (0.6%)
AptarGroup, Inc.	8,262	414,174
Ball Corp.	16,852	604,144
Bemis Co., Inc.	13,975	458,520
Boise, Inc.	7,743	70,926
Graham Packaging Co., Inc.*	2,200	38,346
Graphic Packaging Holding Co.*	19,700	106,774
Greif, Inc., Class A	4,317	282,375
Myers Industries, Inc.	6,000	59,580
Packaging Corp. of America	12,712	367,250
Rock-Tenn Co., Class A	3,220	223,307
Sealed Air Corp.	20,679	551,302
Silgan Holdings, Inc.	2,939	112,093
Sonoco Products Co.	12,257	444,071
Temple-Inland, Inc.	11,205	262,197

		3,995,059

Metals & Mining (3.7%)
A.M. Castle & Co.*	2,621	49,485
African Barrick Gold Ltd.	420,000	3,648,432
AK Steel Holding Corp.	12,942	204,225
AngloGold Ashanti Ltd. (ADR)	12,586	603,499
Banro Corp.*	543,399	1,358,498
Century Aluminum Co.*	8,096	151,233
Coeur d’Alene Mines Corp.*	10,140	352,669
Commercial Metals Co.	13,775	237,894
Geovic Mining Corp.*	330,759	195,809
Gold Fields Ltd. (ADR)	198,611	3,467,748
Haynes International, Inc.	1,566	86,835
Hecla Mining Co.*	33,100	300,548
Horsehead Holding Corp.*	6,445	109,887
Kaiser Aluminum Corp.	1,954	96,235
Kinross Gold Corp.	228,196	3,594,087
Materion Corp.*	2,634	107,467
Molycorp, Inc.*	1,800	108,036
Novagold Resources, Inc.*	117,921	1,532,973
Olympic Steel, Inc.	1,640	53,808
Polyus Gold OJSC (ADR)	131,025	4,612,080
Reliance Steel & Aluminum Co.	8,060	465,707
Royal Gold, Inc.	5,671	297,160
RTI International Metals, Inc.*	3,476	108,277
Schnitzer Steel Industries, Inc., Class A	2,250	146,273
Silver Standard Resources, Inc.*	39,006	1,224,008
St. Barbara Ltd. (ADR)*	56,823	640,520
Steel Dynamics, Inc.	27,269	511,839
Thompson Creek Metals Co., Inc.*	18,469	231,601
Universal Stainless & Alloy Products, Inc.*	1,237	41,724
Walter Energy, Inc.	1,449	196,238
Worthington Industries, Inc.	2,416	50,543

		24,785,338

Paper & Forest Products (0.9%)
AbitibiBowater, Inc.*	170,000	4,567,900
Buckeye Technologies, Inc.	5,329	145,109
Clearwater Paper Corp.*	388	31,583
Domtar Corp.	5,339	490,013
KapStone Paper and Packaging Corp.*	5,720	98,212
Louisiana-Pacific Corp.*	15,437	162,089
Neenah Paper, Inc.	1,176	25,837
P.H. Glatfelter Co.	6,787	90,403
Wausau Paper Corp.	5,700	43,548

		5,654,694

Total Materials		46,291,977

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	236	8,777
Cincinnati Bell, Inc.*	13,600	36,448
Consolidated Communications Holdings, Inc	200	3,746
Frontier Communications Corp.	76,639	629,973
General Communication, Inc., Class A*	4,271	46,725
Global Crossing Ltd.*	1,431	19,919
IDT Corp., Class B	1,778	47,917
Iridium Communications, Inc.*	2,307	18,387
Level 3 Communications, Inc.*	127,865	187,961

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PAETEC Holding Corp.*	1,367	$4,566
Premiere Global Services, Inc.*	5,957	45,392
TELUS Corp. (Non-Voting)	47,505	2,303,517
Vonage Holdings Corp.*	4,587	20,917

		3,374,245

Wireless Telecommunication Services (0.5%)
FiberTower Corp.*	4,732	9,511
Leap Wireless International, Inc.*	8,259	127,932
MetroPCS Communications, Inc.*	16,575	269,178
SK Telecom Co., Ltd. (ADR)	89,090	1,675,783
Telephone & Data Systems, Inc.	10,991	370,397
Turkcell Iletisim Hizmet A/S (ADR)	45,268	680,378
USA Mobility, Inc.	1,638	23,735

		3,156,914

Total Telecommunication Services		6,531,159

Utilities (4.8%)
Electric Utilities (1.6%)
Allete, Inc.	4,195	163,479
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	36,930	714,226
Central Vermont Public Service Corp.	2,037	47,442
Cleco Corp.	28,392	973,562
DPL, Inc.	14,277	391,333
El Paso Electric Co.*	6,490	197,296
Empire District Electric Co.	6,091	132,723
Federal Hydrogenerating Co. (ADR)*	243,544	1,246,945
Great Plains Energy, Inc.	15,926	318,838
Hawaiian Electric Industries, Inc.	10,772	267,146
IDACORP, Inc.	65,958	2,513,000
ITC Holdings Corp.	766	53,543
MGE Energy, Inc.	3,162	128,029
Northeast Utilities	22,950	794,070
NV Energy, Inc.	29,711	442,397
Otter Tail Corp.	3,700	84,101
Pepco Holdings, Inc.	29,448	549,205
Pinnacle West Capital Corp.	14,321	612,796
PNM Resources, Inc.	12,200	182,024
Portland General Electric Co.	10,501	249,609
UIL Holdings Corp.	6,349	193,771
UniSource Energy Corp.	4,938	178,410
Unitil Corp.	2,157	50,819
Westar Energy, Inc.	15,019	396,802

		10,881,566

Gas Utilities (1.2%)
AGL Resources, Inc.	9,499	378,440
Atmos Energy Corp.	10,993	374,861
Chesapeake Utilities Corp.	1,706	71,004
Energen Corp.	31,317	1,976,729
Laclede Group, Inc.	3,197	121,806
National Fuel Gas Co.	9,116	674,584
New Jersey Resources Corp.	4,610	197,999
Nicor, Inc.	5,600	300,720
Northwest Natural Gas Co.	3,621	167,037
Oneok, Inc.	13,850	926,288
Piedmont Natural Gas Co., Inc.	8,719	264,622
South Jersey Industries, Inc.	3,376	188,955
Southwest Gas Corp.	6,059	236,119
UGI Corp.	58,848	1,936,099
WGL Holdings, Inc.	5,720	223,080

		8,038,343

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	14,500	82,505
GenOn Energy, Inc.*	103,684	395,036
Ormat Technologies, Inc.	1,199	30,371

		507,912

Multi-Utilities (1.7%)
Alliant Energy Corp.	13,430	522,830
Ameren Corp.	182,073	5,110,789
Avista Corp.	7,682	177,685
Black Hills Corp.	5,190	173,554
CenterPoint Energy, Inc.	53,071	931,927
CH Energy Group, Inc.	2,194	110,885
CMS Energy Corp.	30,356	596,192
Integrys Energy Group, Inc.	9,406	475,097
MDU Resources Group, Inc.	23,344	536,212
NorthWestern Corp.	4,922	149,136
NSTAR	13,398	619,925
OGE Energy Corp.	12,183	615,972
SCANA Corp.	14,670	577,558
TECO Energy, Inc.	28,429	533,328
Vectren Corp.	10,229	278,229

		11,409,319

Water Utilities (0.2%)
American States Water Co.	2,885	103,456
American Water Works Co., Inc.	22,085	619,484
Aqua America, Inc.	16,370	374,709
Artesian Resources Corp., Class A	2,100	40,929
California Water Service Group	2,872	106,752
Connecticut Water Service, Inc.	2,000	52,700
Consolidated Water Co., Ltd.	2,400	26,160
Middlesex Water Co.	2,694	49,004
SJW Corp.	2,286	52,921
York Water Co.	1,800	31,338

		1,457,453

Total Utilities		32,294,593

Total Common Stocks (73.8%) (Cost $397,135,284)		491,611,029

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $11,974)	815	15,942

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.5%)
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Delta Petroleum Corp.
3.750%, 5/1/37	$1,594,000	1,370,840
USEC, Inc.
3.000%, 10/1/14	747,000	590,130

Total Energy		1,960,970

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Omnicare, Inc.
3.250%, 12/15/35	728,000	675,220

Total Health Care		675,220

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.1%)
Airlines (0.1%)
JetBlue Airways Corp. Series B
6.750%, 10/15/39	$507,000	$799,159

Total Industrials		799,159

Total Convertible Bonds		3,435,349

Corporate Bonds (0.7%)
Financials (0.3%)
Insurance (0.3%)
Old Republic International Corp.
8.000%, 5/15/12	$1,684,000	2,020,800

Total Financials		2,020,800

Health Care (0.1%)
Biotechnology (0.1%)
Cubist Pharmaceuticals, Inc.
2.500%, 11/1/17	651,000	707,149

Total Health Care		707,149

Information Technology (0.3%)
Communications Equipment (0.3%)
Alcatel-Lucent USA, Inc. Series B
2.875%, 6/15/25	1,807,000	1,748,272

Total Information Technology		1,748,272

Total Corporate Bonds		4,476,221

Total Long-Term Debt Securities (1.2%) (Cost $6,262,845)		7,911,570

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (21.1%)
BlackRock Liquidity Funds TempFund 0.14% ‡	140,327,715	140,327,715

	Principal Amount	Value (Note 1)
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.000%, 4/1/11	$17,508,052	17,508,052

Total Short-Term Investments (23.7%) (Cost $157,835,767)		157,835,767

Total Investments (98.7%) (Cost $561,245,870)		657,374,308
Other Assets Less Liabilities (1.3%)		8,788,954

Net Assets (100%)		$666,163,262

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $76,302 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Securities (totaling $76,302 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$120,078,984	$50,828,078	$30,579,347	$140,327,715	$50,693	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	362	June-11	$29,510,918	$30,469,540	$958,622
S&P MidCap 400 E-Mini Index	1,217	June-11	116,599,003	120,117,900	3,518,897

					$4,477,519

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,207,627	$—	$—	$35,207,627
Consumer Staples	31,250,101	—	—	31,250,101
Energy	75,828,639	—	76,302	75,904,941
Financials	125,823,010	—	—	125,823,010
Health Care	36,211,770	—	—	36,211,770
Industrials	60,305,924	1,195,617	—	61,501,541
Information Technology	40,594,310	—	—	40,594,310
Materials	42,643,545	3,648,432	—	46,291,977
Telecommunication Services	6,531,159	—	—	6,531,159
Utilities	32,294,593	—	—	32,294,593
Convertible Bonds
Energy	—	1,960,970	—	1,960,970
Health Care	—	675,220	—	675,220
Industrials	—	799,159	—	799,159
Corporate Bonds
Financials	—	2,020,800	—	2,020,800
Health Care	—	707,149	—	707,149
Information Technology	—	1,748,272	—	1,748,272
Futures	4,477,519	—	—	4,477,519
Investment Companies
Investment Companies	15,942	—	—	15,942
Short-Term Investments	—	157,835,767	—	157,835,767

Total Assets	$491,184,139	$170,591,386	$76,302	$661,851,827

Total Liabilities	$—	$—	$—	$—

Total	$491,184,139	$170,591,386	$76,302	$661,851,827

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Energy	Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$62,172	$1,757
Total gains or losses (realized/unrealized) included in earnings	14,130	(672)
Purchases	—	—
Sales	—	(1,085)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$76,302	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11	$14,130	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$286,109,629
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$296,579,718

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,105,127
Aggregate gross unrealized depreciation	(8,756,775)

Net unrealized appreciation	$89,348,352

Federal income tax cost of investments	$568,025,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.5%)
Asset-Backed Securities (0.5%)
Aircraft Certificate Owner Trust, Series 2003-1A D
6.455%, 9/20/22§	$879,465	$870,670
Series 2003-1A E
7.001%, 9/20/22§†	3,900,000	3,606,038
American Express Credit Account Master Trust, Series 2009-1 A
1.605%, 12/15/14(l)	750,000	759,761
American Money Management Corp., Series 2006-6A A1A
0.537%, 5/3/18(l)§	1,000,000	945,092
Armstrong Loan Funding Ltd., Series 2008-1A A
0.854%, 8/1/16(l)§	819,314	811,031
Chase Issuance Trust, Series 2009-A2 A2
1.805%, 4/15/14(l)	2,800,000	2,839,486
Continental Airlines, Inc., Series 1997-4A
6.900%, 1/2/18	106,313	112,957
Ford Credit Auto Owner Trust, Series 2008-C A3
1.675%, 6/15/12(l)	481,524	482,097
Series 2009-E A2
0.800%, 3/15/12	361,479	361,506
Harvest CLO S.A., Series IX A1
2.003%, 3/29/17(l)(m)	894,258	1,165,993

		11,954,631

Non-Agency CMO (1.0%)
Adjustable Rate Mortgage Trust, Series 2005-5 2A1
2.969%, 9/25/35(l)	1,007,861	802,725
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.620%, 6/24/50(l)§	500,000	532,843
Series 2010-HLTN
2.005%, 11/15/15(l)§	1,870,127	1,769,406
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9 2A1
2.864%, 2/25/34(l)	627,347	564,652
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.987%, 9/25/35(l)	663,317	490,191
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7 A1
0.365%, 3/15/19(l)§	656,906	643,768
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
5.822%, 12/10/49(l)	2,200,000	2,347,302

Citigroup Mortgage Loan Trust, Inc., Series 2005-3 2A2A
2.909%, 8/25/35(l)	260,038	241,574
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§	2,183,881	2,173,856
Countrywide Alternative Loan Trust, Series 2006-OA22 A1
0.410%, 2/25/47(l)	400,293	257,891
Credit Suisse Mortgage Capital Certificates, Series 2010-RR1 2A
5.695%, 9/15/40(l)§	700,000	733,262
Series 2010-RR1 3A
5.658%, 6/10/49(l)§	700,000	743,433
Series 2010-RR7 2A
5.467%, 9/18/39(l)§	800,000	826,162
EMF-NL B.V., Series 2008-APRX A2
1.806%, 4/17/41(l)(m)	1,000,000	1,138,529
Granite Master Issuer plc, Series 2006-3 A7
0.354%, 12/20/54(l)	313,682	296,806
Series 2006-4 A6
0.344%, 12/20/54(l)	836,486	791,486
Greenpoint Mortgage Funding Trust, Series 2007-AR1 3A1
0.350%, 2/25/37(l)	72,282	65,253
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1 A1
2.940%, 10/25/33(l)	618,584	542,828
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§	1,500,000	1,497,405
Harborview Mortgage Loan Trust, Series 2006-12 2A2A
0.444%, 1/19/38(l)	359,491	237,474
MLCC Mortgage Investors, Inc., Series 2005-2 3A
1.250%, 10/25/35(l)	365,460	305,718
Morgan Stanley, Series 2009-GG10 A4A
5.808%, 8/12/45(l)§	800,000	864,259
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	1,000,000	1,012,318
RBSCF Trust, Series 2009-RR1 JPA
6.068%, 9/17/39(l)§	800,000	877,447
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	854,623
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,000,000	1,065,125
Series 2010-RR4 CMLA
6.013%, 12/16/49(l)§	500,000	551,133
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.504%, 7/19/35(l)	166,782	113,741
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28 A2
5.500%, 10/15/48	695,085	702,591
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.710%, 8/25/42(l)	71,880	63,565
Series 2005-AR17 A1A1
0.520%, 12/25/45(l)	319,469	268,568

		23,375,934

Total Asset-Backed and Mortgage-Backed Securities		35,330,565

Corporate Bonds (46.0%)
Consumer Discretionary (4.1%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14	$300,000	298,735
5.000%, 3/30/20	250,000	262,548

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 3/1/21	$60,000	$59,278

		620,561

Automobiles (0.2%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	800,000	893,418
Ford Motor Co.
3.020%, 12/15/13(l)	2,984,953	2,981,670
Hyva Global B.V.
8.625%, 3/24/16§	850,000	872,665

		4,747,753

Distributors (0.2%)
American Tire Distributors, Inc.
9.750%, 6/1/17	1,650,000	1,815,000
McJunkin Red Man Corp.
9.500%, 12/15/16§	1,475,000	1,493,437
SGS International, Inc.
12.000%, 12/15/13	700,000	720,125

		4,028,562

Hotels, Restaurants & Leisure (0.7%)
Diamond Resorts Corp.
12.000%, 8/15/18§	2,300,000	2,461,000
Dunkin Finance Corp.
9.625%, 12/1/18§	1,140,000	1,161,375
El Pollo Loco, Inc.
11.750%, 12/1/12	1,725,000	1,791,844
Greektown Superholdings, Inc.
13.000%, 7/1/15	2,175,000	2,468,625
HOA Restaurant Group LLC/HOA Finance Corp.
11.250%, 4/1/17§	625,000	637,500
International Game Technology
7.500%, 6/15/19	50,000	56,767
5.500%, 6/15/20	100,000	101,870
Landry’s Restaurants, Inc.
11.625%, 12/1/15	2,450,000	2,639,875
Marriott International, Inc.
5.625%, 2/15/13	400,000	427,928
McDonald’s Corp.
4.300%, 3/1/13	200,000	211,269
5.350%, 3/1/18	500,000	560,068
3.500%, 7/15/20	150,000	146,503
Roadhouse Financing, Inc.
10.750%, 10/15/17§	1,650,000	1,769,625
Starbucks Corp.
6.250%, 8/15/17	200,000	225,650
Travelport LLC/Travelport, Inc.
9.000%, 3/1/16	500,000	464,375
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,145,000
Yum! Brands, Inc.
4.250%, 9/15/15	400,000	420,653
5.300%, 9/15/19	100,000	106,071

		17,795,998

Household Durables (0.1%)
Fortune Brands, Inc.
3.000%, 6/1/12	200,000	203,329
6.375%, 6/15/14	100,000	109,668
5.375%, 1/15/16	350,000	371,657
Newell Rubbermaid, Inc.
4.700%, 8/15/20	300,000	296,073
Toll Brothers Finance Corp.
8.910%, 10/15/17	150,000	174,010
6.750%, 11/1/19	100,000	103,273
Whirlpool Corp.
8.000%, 5/1/12	115,000	122,555
5.500%, 3/1/13	200,000	212,569
8.600%, 5/1/14	35,000	40,608

		1,633,742

Internet & Catalog Retail (0.3%)
Affinion Group, Inc.
11.500%, 10/15/15	1,250,000	1,318,750
7.875%, 12/15/18§	950,000	893,000
Affinity Group, Inc.
11.500%, 12/1/16§	1,875,000	1,968,750
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§	2,740,000	2,966,050
Expedia, Inc.
5.950%, 8/15/20	400,000	403,500

		7,550,050

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13	200,000	213,878

Media (1.8%)
CBS Corp.
5.625%, 8/15/12	11,000	11,606
8.875%, 5/15/19	400,000	502,281
5.750%, 4/15/20	100,000	105,766
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19§	1,700,000	1,738,250
Charter Communications Operating LLC
2.260%, 3/6/14(l)	438,753	437,653
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	500,000	525,000
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	206,245
Comcast Corp.
6.500%, 1/15/15	750,000	848,754
5.900%, 3/15/16	400,000	444,939
6.500%, 1/15/17	500,000	569,378
5.700%, 7/1/19	100,000	108,363
5.150%, 3/1/20	500,000	520,480
COX Communications, Inc.
7.125%, 10/1/12	400,000	434,227
5.450%, 12/15/14	200,000	220,736
5.500%, 10/1/15	400,000	438,710
CSC Holdings LLC Series B
7.625%, 4/1/11	1,700,000	1,700,000
CW Media Holdings, Inc.
13.500%, 8/15/15 PIK(b)§	527	584
DCP LLC/DCP Corp.
10.750%, 8/15/15§	2,175,000	2,098,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	250,000	269,193
3.550%, 3/15/15	295,000	301,420
3.500%, 3/1/16	500,000	501,085
7.625%, 5/15/16	223,000	245,858
5.875%, 10/1/19	300,000	324,352
5.200%, 3/15/20	130,000	133,894
5.000%, 3/1/21	650,000	652,288
Discovery Communications LLC
3.700%, 6/1/15	150,000	154,959
5.050%, 6/1/20	500,000	520,802
DISH DBS Corp.
6.375%, 10/1/11	1,000,000	1,020,000
European Media Capital S.A.
10.000%, 2/1/15(b)§†	1,984,553	1,224,469

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
GeoEye, Inc.
9.625%, 10/1/15		$1,275,000	$1,442,344
inVentiv Health, Inc.
10.000%, 8/15/18§		725,000	754,000
LBI Media, Inc.
9.250%, 4/15/19§		1,775,000	1,779,438
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17(h)		1,916,000	19,160
NBCUniversal Media LLC
3.650%, 4/30/15§		600,000	615,985
5.150%, 4/30/20§		500,000	515,325
Network Communications, Inc.
8.600%, 1/14/20 PIK(b)§†		1,890,000	1,323,000
News America, Inc.
8.000%, 10/17/16		400,000	483,246
6.900%, 3/1/19		500,000	582,710
Omnicom Group, Inc.
5.900%, 4/15/16		400,000	447,287
6.250%, 7/15/19		200,000	223,510
4.450%, 8/15/20		35,000	34,472
Ono Finance II plc
11.125%, 7/15/19§	EUR	2,075,000	3,131,835
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§		$1,875,000	1,931,250
Radio One, Inc.
0.000%, 3/7/16		1,125,000	1,136,250
12.500%, 5/24/16 PIK(b)§		1,475,000	1,552,438
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		400,000	506,893
Thomson Reuters Corp.
6.500%, 7/15/18		500,000	578,762
4.700%, 10/15/19		50,000	52,309
Time Warner Cable, Inc.
6.200%, 7/1/13		1,250,000	1,374,325
3.500%, 2/1/15		100,000	102,478
5.850%, 5/1/17		400,000	437,479
8.250%, 4/1/19		700,000	852,760
5.000%, 2/1/20		575,000	581,339
Time Warner, Inc.
3.150%, 7/15/15		200,000	202,548
5.875%, 11/15/16		700,000	780,944
4.875%, 3/15/20		500,000	509,829
Viacom, Inc.
4.375%, 9/15/14		400,000	426,769
6.250%, 4/30/16		134,000	152,438
5.625%, 9/15/19		400,000	437,662
Walt Disney Co.
4.500%, 12/15/13		500,000	541,835
6.000%, 7/17/17		100,000	113,707
WMG Acquisition Corp.
9.500%, 6/15/16		1,750,000	1,850,625
WPP Finance UK Corp.
5.875%, 6/15/14		400,000	439,748

			42,174,867

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		2,600,000	2,665,000
Family Dollar Stores, Inc.
5.000%, 2/1/21		100,000	98,243
Kohl’s Corp.
6.250%, 12/15/17		200,000	229,142
Nordstrom, Inc.
6.750%, 6/1/14		100,000	114,269
4.750%, 5/1/20		150,000	154,908
Target Corp.
5.125%, 1/15/13		400,000	428,261
6.000%, 1/15/18		700,000	801,074

			4,490,897

Specialty Retail (0.4%)
AutoZone, Inc.
6.500%, 1/15/14		400,000	447,951
4.000%, 11/15/20		200,000	186,034
Burlington Coat Factory Warehouse Corp.
10.000%, 2/15/19§		2,700,000	2,619,000
Home Depot, Inc.
5.400%, 3/1/16		800,000	884,648
Lowe’s Cos., Inc.
5.600%, 9/15/12		200,000	213,156
2.125%, 4/15/16		400,000	390,386
4.625%, 4/15/20		250,000	260,768
O’Reilly Automotive, Inc.
4.875%, 1/14/21		100,000	98,911
Staples, Inc.
9.750%, 1/15/14		500,000	600,283
TJX Cos., Inc.
4.200%, 8/15/15		100,000	106,378
6.950%, 4/15/19		100,000	119,327
Toys R Us Property Co. I LLC
10.750%, 7/15/17		1,250,000	1,418,750
Toys R Us Property Co. II LLC
8.500%, 12/1/17		1,000,000	1,075,000

			8,420,592

Textiles, Apparel & Luxury Goods (0.2%)
Boardriders S.A.
8.875%, 12/15/17§	EUR	3,475,000	5,257,192
Cintas Corp. No 2
6.125%, 12/1/17		$100,000	113,964

			5,371,156

Total Consumer Discretionary			97,048,056

Consumer Staples (2.8%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14		200,000	215,816
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12		725,000	745,768
1.039%, 3/26/13(l)		3,000,000	3,025,344
0.854%, 1/27/14(l)		2,200,000	2,217,165
5.375%, 11/15/14		325,000	358,142
4.125%, 1/15/15		125,000	132,032
2.875%, 2/15/16		545,000	540,944
7.750%, 1/15/19		1,000,000	1,230,308
5.375%, 1/15/20		575,000	617,149
4.375%, 2/15/21		430,000	428,431
Bottling Group LLC
6.950%, 3/15/14		300,000	345,525
Brown-Forman Corp.
2.500%, 1/15/16		100,000	98,928
Coca-Cola Co.
0.750%, 11/15/13		600,000	591,338
1.500%, 11/15/15		600,000	574,270
3.150%, 11/15/20		400,000	372,169
Coca-Cola Refreshments USA, Inc.
7.375%, 3/3/14		300,000	347,852
Diageo Capital plc
5.750%, 10/23/17		600,000	672,562
Diageo Finance B.V.
5.500%, 4/1/13		400,000	433,106

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
3.250%, 1/15/15		$150,000	$153,941
Dr Pepper Snapple Group, Inc.
6.120%, 5/1/13		100,000	109,144
PepsiAmericas, Inc.
5.750%, 7/31/12		200,000	213,142
PepsiCo, Inc.
3.750%, 3/1/14		100,000	106,347
3.100%, 1/15/15		100,000	103,747
5.000%, 6/1/18		200,000	218,068
7.900%, 11/1/18		850,000	1,078,874
4.500%, 1/15/20		800,000	834,691

			15,764,803

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.
5.500%, 3/15/17		400,000	455,622
CVS Caremark Corp.
3.250%, 5/18/15		500,000	507,906
5.750%, 6/1/17		200,000	220,298
6.600%, 3/15/19		300,000	344,124
4.750%, 5/18/20		150,000	153,110
6.302%, 6/1/37(l)		200,000	196,500
CVS Pass-Through Trust
5.789%, 1/10/26§		2,383,054	2,423,072
7.507%, 1/10/32§		1,371,056	1,572,519
Kroger Co.
7.500%, 1/15/14		300,000	341,576
3.900%, 10/1/15		200,000	207,592
6.400%, 8/15/17		200,000	230,113
6.150%, 1/15/20		300,000	338,328
Safeway, Inc.
5.800%, 8/15/12		350,000	372,322
6.350%, 8/15/17		200,000	223,575
5.000%, 8/15/19		400,000	413,575
SUPERVALU, Inc.
8.000%, 5/1/16		1,375,000	1,375,000
U.S. Foodservice, Inc.
10.250%, 6/30/15§		890,000	935,612
Walgreen Co.
4.875%, 8/1/13		200,000	216,707
5.250%, 1/15/19		150,000	164,930
Wal-Mart Stores, Inc.
4.550%, 5/1/13		400,000	428,724
2.875%, 4/1/15		800,000	818,989
5.800%, 2/15/18		800,000	911,055
3.250%, 10/25/20		800,000	747,273
Woolworths Ltd.
4.000%, 9/22/20§		700,000	676,190

			14,274,712

Food Products (0.6%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13		700,000	744,399
Campbell Soup Co.
3.375%, 8/15/14		100,000	104,878
3.050%, 7/15/17		100,000	100,312
Corn Products International, Inc.
3.200%, 11/1/15		100,000	99,829
General Mills, Inc.
5.250%, 8/15/13		500,000	543,319
5.200%, 3/17/15		200,000	219,664
5.650%, 2/15/19		300,000	332,533
H.J. Heinz Co.
5.350%, 7/15/13		350,000	380,166
Hershey Co.
5.000%, 4/1/13		1,000,000	1,071,356
Kellogg Co.
4.250%, 3/6/13		200,000	210,898
4.450%, 5/30/16		500,000	535,719
4.000%, 12/15/20		200,000	195,739
Kraft Foods, Inc.
6.250%, 6/1/12		1,100,000	1,166,821
6.750%, 2/19/14		2,900,000	3,271,655
4.125%, 2/9/16		950,000	985,653
6.125%, 2/1/18		550,000	614,823
5.375%, 2/10/20		800,000	844,597
Mead Johnson Nutrition Co.
3.500%, 11/1/14		50,000	51,793
4.900%, 11/1/19		250,000	258,838
Viskase Cos., Inc.
9.875%, 1/15/18§		2,400,000	2,586,000

			14,318,992

Household Products (0.6%)
Amscan Holdings, Inc.
8.750%, 5/1/14		1,000,000	1,011,250
Armored Autogroup, Inc.
9.250%, 11/1/18§		2,000,000	2,035,000
Clorox Co.
5.000%, 3/1/13		300,000	318,269
3.550%, 11/1/15		300,000	307,125
Colgate-Palmolive Co.
3.150%, 8/5/15		400,000	414,099
Diversey Holdings, Inc.
10.500%, 5/15/20		1,364,838	1,584,917
Kimberly-Clark Corp.
6.125%, 8/1/17		400,000	463,785
7.500%, 11/1/18		200,000	249,599
3.625%, 8/1/20		200,000	196,341
3.875%, 3/1/21		100,000	98,737
Procter & Gamble Co.
1.375%, 8/1/12		500,000	504,111
3.500%, 2/15/15		300,000	315,674
4.850%, 12/15/15		200,000	222,153
4.700%, 2/15/19		400,000	433,671
Reynolds Group Issuer, Inc.
7.125%, 4/15/19§		350,000	358,750
9.000%, 4/15/19§		2,875,000	2,975,625
Spectrum Brands, Inc.
9.500%, 6/15/18§		450,000	496,125
12.000%, 8/28/19 PIK		1,976,000	2,203,240

			14,188,471

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14		300,000	328,146
Ontex IV S.A.
7.500%, 4/15/18§	EUR	500,000	718,343

			1,046,489

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14		$500,000	574,033
4.125%, 9/11/15		850,000	883,669
9.700%, 11/10/18		500,000	657,559
9.250%, 8/6/19		600,000	783,043
Lorillard Tobacco Co.
8.125%, 6/23/19		265,000	308,552
6.875%, 5/1/20		400,000	432,617
Philip Morris International, Inc.
4.875%, 5/16/13		400,000	428,926
6.875%, 3/17/14		500,000	573,864
5.650%, 5/16/18		500,000	556,601
4.500%, 3/26/20		100,000	102,750

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
7.250%, 6/1/13	$200,000	$223,714
UST LLC
6.625%, 7/15/12	100,000	106,024
Vector Group Ltd.
11.000%, 8/15/15	2,775,000	2,920,687

		8,552,039

Total Consumer Staples		68,145,506

Energy (3.4%)
Energy Equipment & Services (0.2%)
American Petroleum
10.250%, 5/1/15§	825,000	868,313
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	225,211
Cameron International Corp.
6.375%, 7/15/18	100,000	112,282
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	181,145
Ensco plc
3.250%, 3/15/16	200,000	199,264
4.700%, 3/15/21	300,000	297,782
Forbes Energy Services LLC/Forbes Energy Capital, Inc.
11.000%, 2/15/15	1,350,000	1,405,688
Halliburton Co.
6.150%, 9/15/19	100,000	114,890
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	77,101
Transocean, Inc.
4.950%, 11/15/15	400,000	422,723
6.000%, 3/15/18	250,000	269,919
6.500%, 11/15/20	400,000	441,016
Weatherford International Ltd.
6.000%, 3/15/18	200,000	216,385
9.625%, 3/1/19	500,000	636,789

		5,468,508

Oil, Gas & Consumable Fuels (3.2%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	434,954
6.375%, 9/15/17	250,000	275,174
8.700%, 3/15/19	400,000	489,947
Apache Corp.
5.250%, 4/15/13	100,000	107,865
6.000%, 9/15/13	1,065,000	1,178,116
5.625%, 1/15/17	400,000	449,869
BG Energy Capital plc
2.500%, 12/9/15§	1,700,000	1,668,154
Buckeye Partners LP
5.500%, 8/15/19	75,000	77,792
4.875%, 2/1/21	200,000	198,669
Canadian Natural Resources Ltd.
4.900%, 12/1/14	200,000	217,020
5.700%, 5/15/17	200,000	223,766
5.900%, 2/1/18	200,000	225,866
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,378
5.700%, 10/15/19	450,000	499,524
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,069,391
ConocoPhillips
4.750%, 2/1/14	1,200,000	1,302,456
5.750%, 2/1/19	400,000	452,739
6.000%, 1/15/20	300,000	344,505
El Paso Corp.
7.000%, 5/15/11	1,000,000	1,005,605
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	261,419
5.200%, 3/15/20	100,000	103,955
Enbridge, Inc.
5.600%, 4/1/17	200,000	221,025
EnCana Corp.
5.900%, 12/1/17	100,000	112,048
6.500%, 5/15/19	200,000	233,518
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	221,769
Energy Transfer Partners LP
6.000%, 7/1/13	400,000	434,559
8.500%, 4/15/14	1,500,000	1,752,759
9.000%, 4/15/19	500,000	631,662
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17§	1,225,000	1,310,750
Enterprise Products Operating LLC
5.650%, 4/1/13	300,000	323,374
9.750%, 1/31/14	400,000	479,302
3.200%, 2/1/16	100,000	99,376
6.300%, 9/15/17	300,000	338,236
5.250%, 1/31/20	200,000	207,561
5.200%, 9/1/20	200,000	206,295
EOG Resources, Inc.
2.950%, 6/1/15	400,000	403,411
5.625%, 6/1/19	500,000	548,597
4.100%, 2/1/21	400,000	387,266
EQT Corp.
8.125%, 6/1/19	350,000	417,205
Gaz Capital S.A. for Gazprom OAO
6.510%, 3/7/22(m)	1,200,000	1,278,000
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	417,480
8.625%, 4/28/34(m)	500,000	616,750
General Maritime Corp.
12.000%, 11/15/17	1,800,000	1,732,500
Hess Corp.
8.125%, 2/15/19	500,000	627,676
Husky Energy, Inc.
5.900%, 6/15/14	105,000	116,297
7.250%, 12/15/19	265,000	313,706
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	1,200,000	1,276,404
5.000%, 12/15/13	150,000	162,173
5.625%, 2/15/15	450,000	496,525
6.000%, 2/1/17	150,000	166,928
5.950%, 2/15/18	200,000	220,223
9.000%, 2/1/19	1,550,000	1,967,218
6.850%, 2/15/20	730,000	836,360
5.300%, 9/15/20	150,000	155,637
Laredo Petroleum, Inc.
9.500%, 2/15/19§	1,500,000	1,561,875
Linn Energy LLC
9.875%, 7/1/18	860,000	1,001,900
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	775,000	860,250
Magellan Midstream Partners LP
6.550%, 7/15/19	1,500,000	1,710,428
4.250%, 2/1/21	100,000	97,562
Marathon Oil Corp.
5.900%, 3/15/18	123,000	138,198
Marathon Petroleum Corp.
3.500%, 3/1/16§	450,000	451,181

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.125%, 3/1/21§	$450,000	$453,592
McMoRan Exploration Co.
11.875%, 11/15/14	1,950,000	2,145,000
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	378,165
Nexen, Inc.
5.050%, 11/20/13	200,000	219,650
6.200%, 7/30/19	250,000	276,390
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 3/15/18	1,775,000	1,930,313
Noble Energy, Inc.
8.250%, 3/1/19	200,000	251,621
Noble Holding International Ltd.
3.050%, 3/1/16	400,000	396,553
4.900%, 8/1/20	200,000	202,918
NuStar Logistics LP
4.800%, 9/1/20	150,000	147,543
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	98,979
4.125%, 6/1/16	150,000	158,682
4.100%, 2/1/21	400,000	396,175
ONEOK Partners LP
3.250%, 2/1/16	100,000	99,507
8.625%, 3/1/19	300,000	377,345
Petrobras International Finance Co.
3.875%, 1/27/16	1,200,000	1,208,022
5.875%, 3/1/18	900,000	953,324
7.875%, 3/15/19	650,000	763,155
5.750%, 1/20/20	400,000	412,654
5.375%, 1/27/21	800,000	802,414
Petroleos Mexicanos
4.875%, 3/15/15	1,050,000	1,118,250
8.000%, 5/3/19	1,000,000	1,201,000
6.000%, 3/5/20	500,000	530,750
5.500%, 1/21/21	1,900,000	1,928,500
Plains All American Pipeline LP
3.950%, 9/15/15	400,000	412,498
8.750%, 5/1/19	500,000	625,525
Shell International Finance B.V.
1.875%, 3/25/13	1,700,000	1,730,483
4.000%, 3/21/14	1,200,000	1,282,565
3.100%, 6/28/15	1,800,000	1,844,444
4.300%, 9/22/19	350,000	360,413
4.375%, 3/25/20	650,000	670,990
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	556,365
8.000%, 10/1/19	100,000	121,588
Statoil ASA
2.900%, 10/15/14	400,000	412,741
3.125%, 8/17/17	1,000,000	988,810
5.250%, 4/15/19	600,000	655,191
Stone Energy Corp.
8.625%, 2/1/17	2,150,000	2,241,375
Suncor Energy, Inc.
6.100%, 6/1/18	750,000	846,922
Sunoco, Inc.
9.625%, 4/15/15	150,000	181,471
Talisman Energy, Inc.
7.750%, 6/1/19	400,000	488,074
Total Capital Canada Ltd.
1.625%, 1/28/14	450,000	458,780
Total Capital S.A.
3.125%, 10/2/15	350,000	357,577
4.450%, 6/24/20	2,100,000	2,143,861
4.125%, 1/28/21	200,000	198,413
TransCanada PipeLines Ltd.
3.400%, 6/1/15	400,000	411,865
7.125%, 1/15/19	550,000	665,342
3.800%, 10/1/20	2,700,000	2,598,971
6.350%, 5/15/67(l)	400,000	401,631
Valero Energy Corp.
6.875%, 4/15/12	400,000	422,842
4.750%, 6/15/13	100,000	106,158
4.500%, 2/1/15	45,000	47,355
9.375%, 3/15/19	200,000	255,658
6.125%, 2/1/20	65,000	70,302
Venoco, Inc.
8.875%, 2/15/19§	1,825,000	1,825,000
Williams Partners LP
3.800%, 2/15/15	100,000	103,518
5.250%, 3/15/20	500,000	521,586
XTO Energy, Inc.
6.250%, 4/15/13	983,000	1,081,794

		76,768,758

Total Energy		82,237,266

Financials (20.2%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	200,000	223,307
7.300%, 6/28/19	145,000	173,209
5.300%, 3/15/20	200,000	211,997
Bank of New York Mellon Corp.
6.375%, 4/1/12	100,000	105,307
4.950%, 11/1/12	400,000	425,162
5.125%, 8/27/13	300,000	325,915
1.500%, 1/31/14	150,000	149,534
4.300%, 5/15/14	500,000	536,163
2.500%, 1/15/16	500,000	496,512
4.150%, 2/1/21	400,000	395,278
Bear Stearns Cos. LLC
6.950%, 8/10/12	1,300,000	1,399,585
5.700%, 11/15/14	200,000	219,827
6.400%, 10/2/17	250,000	280,845
7.250%, 2/1/18	300,000	349,541
BlackRock, Inc.
3.500%, 12/10/14	400,000	418,231
5.000%, 12/10/19	400,000	419,620
Charles Schwab Corp.
4.950%, 6/1/14	300,000	325,981
4.450%, 7/22/20	200,000	203,188
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	106,104
2.375%, 1/11/13	2,050,000	2,083,214
4.875%, 5/20/13	400,000	425,290
3.450%, 3/30/15	200,000	204,483
6.000%, 9/1/17	500,000	554,312
Eaton Vance Corp.
6.500%, 10/2/17	200,000	226,536
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	102,356
Goldman Sachs Capital II
5.793%, 6/1/43(l)	500,000	431,250
Goldman Sachs Group, Inc.
3.250%, 6/15/12	2,110,000	2,179,824
3.625%, 8/1/12	150,000	154,689
5.450%, 11/1/12	1,500,000	1,594,262
5.250%, 10/15/13	500,000	536,922
5.150%, 1/15/14	300,000	321,982

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 5/1/14		$1,500,000	$1,647,136
3.700%, 8/1/15		2,000,000	2,014,758
5.350%, 1/15/16		1,000,000	1,067,279
0.759%, 3/22/16(l)		3,700,000	3,567,355
5.950%, 1/18/18		800,000	859,042
6.150%, 4/1/18		2,000,000	2,168,354
7.500%, 2/15/19		500,000	580,792
5.375%, 3/15/20		1,000,000	1,015,335
Jefferies Group, Inc.
8.500%, 7/15/19		350,000	412,895
Macquarie Bank Ltd.
2.600%, 1/20/12§		2,900,000	2,948,998
3.300%, 7/17/14§		3,000,000	3,128,046
Merrill Lynch & Co., Inc.
0.540%, 6/5/12(l)		4,000,000	3,982,908
6.050%, 8/15/12		1,000,000	1,062,718
6.150%, 4/25/13		1,500,000	1,615,829
5.000%, 2/3/14		100,000	106,453
4.875%, 5/30/14	EUR	1,600,000	2,321,464
1.466%, 7/22/14(l)		400,000	550,197
0.763%, 1/15/15(l)		$1,000,000	967,529
6.050%, 5/16/16		1,000,000	1,056,889
5.700%, 5/2/17		1,000,000	1,037,783
6.875%, 4/25/18		2,500,000	2,776,730
Morgan Stanley
6.600%, 4/1/12		700,000	740,139
1.950%, 6/20/12		1,000,000	1,018,295
5.360%, 8/8/12(l)	AUD	2,100,000	2,144,794
5.300%, 3/1/13		$400,000	425,147
2.812%, 5/14/13(l)		1,400,000	1,449,340
4.750%, 4/1/14		400,000	416,806
6.000%, 5/13/14		4,500,000	4,895,325
4.100%, 1/26/15		250,000	256,679
6.000%, 4/28/15		300,000	326,732
5.375%, 10/15/15		1,000,000	1,062,317
5.750%, 10/18/16		500,000	535,338
5.450%, 1/9/17		400,000	421,681
5.550%, 4/27/17		1,000,000	1,051,846
6.250%, 8/28/17		1,000,000	1,086,885
5.950%, 12/28/17		1,500,000	1,611,207
6.625%, 4/1/18		600,000	659,470
7.300%, 5/13/19		1,000,000	1,124,759
5.625%, 9/23/19		500,000	510,667
5.500%, 1/26/20		500,000	502,176
Nomura Holdings, Inc.
5.000%, 3/4/15		250,000	258,865
4.125%, 1/19/16		400,000	395,767
6.700%, 3/4/20		150,000	159,778
Northern Trust Corp.
4.625%, 5/1/14		140,000	151,183
3.450%, 11/4/20		150,000	142,336
Raymond James Financial, Inc.
8.600%, 8/15/19		250,000	298,875
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,176,066	1,161,742
TD Ameritrade Holding Corp.
4.150%, 12/1/14		200,000	208,202
5.600%, 12/1/19		200,000	211,644

			73,696,911

Commercial Banks (7.5%)
Ally Financial, Inc.
6.000%, 4/1/11		664,000	664,000
7.000%, 2/1/12		700,000	721,875
1.750%, 10/30/12		400,000	406,695
2.200%, 12/19/12		1,000,000	1,024,436
3.512%, 2/11/14(l)		1,700,000	1,704,136
American Express Bank FSB
5.500%, 4/16/13		500,000	536,270
American Express Centurion Bank
5.550%, 10/17/12		3,400,000	3,603,092
Banco do Brasil S.A.
4.500%, 1/22/15§		1,600,000	1,666,400
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon), 12/29/11(b)§		1,800,000	1,761,300
Banco Santander S.A./Chile
1.553%, 4/20/12(l)§		1,600,000	1,599,526
1.903%, 1/19/16(l)§		3,100,000	3,085,666
Bancolombia S.A.
4.250%, 1/12/16§		200,000	197,500
Bank of Montreal
2.125%, 6/28/13		200,000	203,503
Bank of Nova Scotia
2.250%, 1/22/13		100,000	102,103
2.375%, 12/17/13		1,150,000	1,173,293
3.400%, 1/22/15		200,000	206,911
2.900%, 3/29/16		500,000	497,448
Barclays Bank plc
5.450%, 9/12/12		400,000	424,283
2.375%, 1/13/14		1,050,000	1,055,944
3.900%, 4/7/15		300,000	310,330
5.000%, 9/22/16		500,000	530,091
6.750%, 5/22/19		150,000	169,411
5.125%, 1/8/20		800,000	813,845
5.140%, 10/14/20		100,000	94,632
BB&T Corp.
4.750%, 10/1/12		300,000	314,557
3.375%, 9/25/13		200,000	208,152
3.200%, 3/15/16		500,000	496,577
3.950%, 4/29/16		150,000	154,770
6.850%, 4/30/19		350,000	405,986
BNP Paribas
3.250%, 3/11/15		1,000,000	1,009,824
5.000%, 1/15/21		500,000	504,674
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12		200,000	202,657
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§		2,900,000	2,951,130
1.450%, 9/13/13		500,000	498,152
CapitalSource, Inc.
12.750%, 7/15/14§		2,375,000	2,855,937
CIT Group, Inc.
4.812%, 8/11/15(l)		1,000,000	1,011,964
Citibank N.A.
1.750%, 12/28/12		500,000	508,811
Commonwealth Bank of Australia
0.690%, 12/10/12(l)§		2,900,000	2,913,560
0.723%, 7/12/13(l)§		2,900,000	2,904,684
2.900%, 9/17/14§		1,000,000	1,033,540
Credit Suisse AG/New York
3.450%, 7/2/12		200,000	206,070
5.000%, 5/15/13		1,550,000	1,654,772
2.200%, 1/14/14		100,000	100,382
5.500%, 5/1/14		250,000	274,027
3.500%, 3/23/15		1,000,000	1,021,200
6.000%, 2/15/18		300,000	318,630
5.400%, 1/14/20		750,000	757,482
4.375%, 8/5/20		800,000	781,409
Dexia Credit Local S.A.
0.784%, 4/29/14(l)§		3,300,000	3,281,114

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Dexia Credit Local S.A./New York
0.710%, 3/5/13(l)§		$3,000,000	$2,979,732
Discover Bank/Delaware
7.000%, 4/15/20		300,000	330,061
Fifth Third Bancorp
3.625%, 1/25/16		800,000	799,295
5.450%, 1/15/17		200,000	207,286
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)		200,000	194,750
Groupe BPCE
2.375%, 10/4/13§		3,500,000	3,497,781
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	425,276
HSBC USA, Inc.
5.000%, 9/27/20		300,000	294,567
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§		450,000	477,165
ING Bank N.V.
1.623%, 10/18/13(l)§		3,100,000	3,113,076
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		950,000	1,039,080
KeyBank N.A.
5.700%, 8/15/12		350,000	370,026
7.413%, 5/6/15		350,000	396,377
KeyCorp
6.500%, 5/14/13		100,000	108,994
5.100%, 3/24/21		300,000	298,148
Kreditanstalt fuer Wiederaufbau
1.250%, 6/15/12		500,000	503,712
1.875%, 1/14/13		2,850,000	2,901,594
3.250%, 3/15/13		2,250,000	2,350,125
4.000%, 10/15/13		400,000	426,759
1.375%, 1/13/14		1,200,000	1,200,449
3.500%, 3/10/14		1,500,000	1,586,971
2.625%, 3/3/15		400,000	410,405
1.250%, 10/26/15		1,000,000	955,600
2.625%, 2/16/16		2,050,000	2,067,169
5.125%, 3/14/16		1,000,000	1,120,261
4.500%, 7/16/18		900,000	972,922
4.875%, 6/17/19		400,000	442,165
4.000%, 1/27/20		1,650,000	1,703,922
2.750%, 9/8/20		800,000	738,527
Landwirtschaftliche Rentenbank
3.250%, 3/15/13		1,000,000	1,043,710
3.125%, 7/15/15		800,000	828,678
2.500%, 2/15/16		800,000	798,496
5.125%, 2/1/17		500,000	560,294
Lloyds TSB Bank plc
2.300%, 4/1/11§		3,100,000	3,100,000
1.303%, 4/2/12(l)§		2,700,000	2,724,038
2.653%, 1/24/14(l)		4,800,000	4,920,533
4.875%, 1/21/16		500,000	515,562
6.375%, 1/21/21		500,000	521,048
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		200,000	208,792
4.850%, 6/16/15		200,000	208,236
Mellon Funding Corp.
5.000%, 12/1/14		400,000	435,340
NIBC Bank N.V.
2.800%, 12/2/14§		1,000,000	1,033,302
Nordea Bank AB
1.203%, 1/14/14(l)§		3,200,000	3,230,682
Oesterreichische Kontrollbank AG
1.750%, 3/11/13		1,000,000	1,014,226
1.375%, 1/21/14		1,200,000	1,197,504
4.875%, 2/16/16		800,000	882,588
PNC Funding Corp.
2.300%, 6/22/12		400,000	408,667
3.000%, 5/19/14		300,000	306,399
3.625%, 2/8/15		900,000	930,462
5.625%, 2/1/17		600,000	650,819
5.125%, 2/8/20		500,000	526,286
4.375%, 8/11/20		150,000	149,325
Rabobank Nederland N.V.
0.429%, 10/11/12(l)		2,900,000	2,874,700
1.850%, 1/10/14		800,000	798,531
2.125%, 10/13/15		200,000	192,975
Realkredit Danmark A/S
2.000%, 1/1/12	DKK	27,000,000	5,142,353
Royal Bank of Canada
2.100%, 7/29/13		$550,000	561,082
2.625%, 12/15/15		300,000	298,995
Royal Bank of Scotland Group plc
0.571%, 3/30/12(l)§		3,500,000	3,505,156
1.012%, 5/11/12(l)§		3,000,000	3,017,235
5.000%, 10/1/14		200,000	200,563
4.875%, 3/16/15		500,000	519,687
6.400%, 10/21/19		300,000	308,848
Royal Bank of Scotland plc
0.923%, 12/2/11(l)		1,700,000	1,705,816
2.733%, 8/23/13(l)		2,000,000	2,054,276
3.950%, 9/21/15		850,000	850,643
4.375%, 3/16/16		600,000	603,808
5.625%, 8/24/20		500,000	498,921
6.125%, 1/11/21		300,000	308,421
Santander U.S. Debt S.A.U.
1.107%, 3/30/12(l)§		1,500,000	1,486,039
Sovereign Bank
8.750%, 5/30/18		200,000	225,950
Sparebanken 1 Boligkredit
1.250%, 10/25/13§		2,300,000	2,276,436
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15		77,000	81,543
7.250%, 3/15/18		400,000	454,652
Swedbank AB
2.800%, 2/10/12§		2,800,000	2,851,512
2.900%, 1/14/13§		3,000,000	3,080,268
Toronto-Dominion Bank
2.200%, 7/29/15§		1,800,000	1,778,659
U.S. Bancorp
1.375%, 9/13/13		300,000	299,445
4.200%, 5/15/14		500,000	532,278
2.450%, 7/27/15		400,000	395,466
U.S. Bank N.A./Ohio
6.300%, 2/4/14		300,000	333,913
4.950%, 10/30/14		200,000	217,648
4.800%, 4/15/15		100,000	107,212
UBS AG/Connecticut
1.413%, 2/23/12(l)		300,000	302,397
2.250%, 8/12/13		250,000	252,420
1.304%, 1/28/14(l)		100,000	100,915
2.250%, 1/28/14		4,800,000	4,809,014
3.875%, 1/15/15		800,000	819,932
5.875%, 7/15/16		400,000	428,664
5.875%, 12/20/17		750,000	818,968
5.750%, 4/25/18		400,000	430,918
UFJ Finance Aruba AEC
6.750%, 7/15/13		800,000	881,059
Union Bank NA
2.125%, 12/16/13		350,000	352,539

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
4.875%, 2/1/15	$400,000	$425,931
Wachovia Corp.
0.461%, 3/1/12(l)	1,400,000	1,401,711
2.074%, 5/1/13(l)	2,900,000	2,985,054
5.250%, 8/1/14	1,000,000	1,069,471
5.625%, 10/15/16	850,000	918,558
5.750%, 2/1/18	700,000	771,152
Wells Fargo & Co.
2.125%, 6/15/12	400,000	407,642
5.250%, 10/23/12	1,000,000	1,060,023
4.375%, 1/31/13	1,000,000	1,053,304
4.950%, 10/16/13	400,000	427,228
3.750%, 10/1/14	500,000	523,901
3.625%, 4/15/15	200,000	206,151
5.125%, 9/15/16	250,000	266,533
5.625%, 12/11/17	650,000	709,942
Wells Fargo Bank N.A.
5.750%, 5/16/16	850,000	933,141
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	515,000
Westpac Banking Corp.
2.250%, 11/19/12	3,000,000	3,051,654
2.100%, 8/2/13	400,000	403,765
2.900%, 9/10/14§	3,600,000	3,721,291
4.200%, 2/27/15	400,000	418,544
3.000%, 8/4/15	1,050,000	1,047,394
4.875%, 11/19/19	500,000	515,271
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	2,947,837
Zions Bancorp
7.750%, 9/23/14	200,000	217,203

		179,787,491

Consumer Finance (1.3%)
Ally Financial, Inc.
6.875%, 9/15/11	1,200,000	1,222,500
American Express Co.
4.875%, 7/15/13	800,000	852,834
7.250%, 5/20/14	150,000	170,616
6.150%, 8/28/17	800,000	895,238
7.000%, 3/19/18	2,350,000	2,746,504
8.125%, 5/20/19	150,000	187,151
6.800%, 9/1/66(l)	150,000	153,000
American Express Credit Corp.
5.875%, 5/2/13	200,000	215,941
7.300%, 8/20/13	500,000	559,082
2.750%, 9/15/15	800,000	785,545
Capital One Bank USA N.A.
8.800%, 7/15/19	437,000	549,467
Capital One Financial Corp.
7.375%, 5/23/14	600,000	688,676
6.150%, 9/1/16	100,000	109,506
6.750%, 9/15/17	300,000	345,067
Credit Acceptance Corp.
9.125%, 2/1/17§	450,000	485,438
9.125%, 2/1/17	1,800,000	1,946,250
Discover Financial Services
10.250%, 7/15/19	100,000	128,647
Ford Motor Credit Co. LLC
7.500%, 8/1/12	900,000	959,639
HSBC Finance Corp.
0.573%, 4/24/12(l)	2,880,000	2,875,772
0.660%, 9/14/12(l)	3,450,000	3,433,167
6.375%, 11/27/12	750,000	807,118
4.750%, 7/15/13	800,000	853,266
0.553%, 1/15/14(l)	2,000,000	1,970,606
5.000%, 6/30/15	600,000	642,934
6.676%, 1/15/21§	850,000	882,287
International Lease Finance Corp. Term Loan
7.000%, 3/5/16	500,000	502,232
ORIX Corp.
4.710%, 4/27/15	400,000	406,175
PACCAR Financial Corp.
1.950%, 12/17/12	150,000	152,276
SLM Corp.
5.000%, 10/1/13	550,000	569,299
6.250%, 1/25/16	800,000	834,000
8.450%, 6/15/18	300,000	336,000
8.000%, 3/25/20	500,000	545,000
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	99,626
3.200%, 6/17/15	200,000	203,321
2.800%, 1/11/16	500,000	497,966
4.500%, 6/17/20	100,000	101,495
4.250%, 1/11/21	300,000	298,815
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,568,840

		30,581,296

Diversified Financial Services (5.1%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	550,000	593,377
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,110,000	1,125,911
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,800,000	2,002,500
4.307%, 2/11/17(l)	1,175,000	1,171,696
Bank of America Corp.
3.125%, 6/15/12	4,000,000	4,124,472
7.375%, 5/15/14	1,500,000	1,693,986
4.500%, 4/1/15	2,000,000	2,076,818
3.700%, 9/1/15	100,000	100,160
6.500%, 8/1/16	1,000,000	1,106,624
5.625%, 10/14/16	800,000	853,623
5.650%, 5/1/18	750,000	783,812
5.625%, 7/1/20	1,500,000	1,540,014
Bank of America N.A.
5.300%, 3/15/17	200,000	205,333
Bankrate, Inc.
11.750%, 7/15/15§	1,625,000	1,848,438
Block Financial LLC
7.875%, 1/15/13	100,000	107,687
Boeing Capital Corp.
3.250%, 10/27/14	300,000	313,300
BP Capital Markets plc
0.450%, 4/11/11(l)	800,000	800,022
2.750%, 2/27/12	500,000	508,091
3.625%, 5/8/14	200,000	207,722
3.875%, 3/10/15	500,000	519,184
3.125%, 10/1/15	1,600,000	1,608,946
4.750%, 3/10/19	100,000	104,059
4.500%, 10/1/20	4,750,000	4,713,696
Caterpillar Financial Services Corp.
1.900%, 12/17/12	30,000	30,473
2.000%, 4/5/13	550,000	559,719
4.900%, 8/15/13	200,000	215,687
1.550%, 12/20/13	200,000	200,455
6.125%, 2/17/14	200,000	225,276
2.750%, 6/24/15	800,000	814,306
7.150%, 2/15/19	500,000	612,012

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Funding, Inc.
2.125%, 7/12/12	$2,000,000	$2,041,704
1.875%, 10/22/12	1,250,000	1,273,646
2.250%, 12/10/12	1,500,000	1,537,838
Citigroup, Inc.
2.125%, 4/30/12	1,690,000	1,721,970
5.625%, 8/27/12	56,000	58,868
5.300%, 10/17/12	500,000	527,613
5.500%, 4/11/13	4,900,000	5,243,083
2.312%, 8/13/13(l)	3,000,000	3,088,152
6.500%, 8/19/13	3,500,000	3,826,743
6.000%, 12/13/13	200,000	217,465
5.000%, 9/15/14	1,500,000	1,566,305
6.010%, 1/15/15	750,000	819,611
4.750%, 5/19/15	200,000	209,641
5.850%, 8/2/16	400,000	433,422
5.500%, 2/15/17	500,000	519,414
6.125%, 11/21/17	1,000,000	1,089,656
6.125%, 5/15/18	600,000	654,427
8.500%, 5/22/19	1,000,000	1,233,876
5.375%, 8/9/20	800,000	823,562
CME Group, Inc.
5.750%, 2/15/14	400,000	442,652
CNG Holdings, Inc.
12.250%, 2/15/15§	1,500,000	1,672,500
13.750%, 8/15/15§	1,000,000	1,117,500
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	338,822
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	300,000	325,468
Credit Suisse USA, Inc.
5.375%, 3/2/16	300,000	328,053
DanFin Funding Ltd.
1.003%, 7/16/13(l)§	2,000,000	1,997,878
Gazprom Via White Nights Finance B.V.
10.500%, 3/25/14(m)	600,000	723,300
General Electric Capital Corp.
2.200%, 6/8/12	1,650,000	1,684,006
6.000%, 6/15/12	1,250,000	1,323,669
5.250%, 10/19/12	1,250,000	1,325,621
2.125%, 12/21/12	1,200,000	1,228,349
2.625%, 12/28/12	800,000	825,692
2.800%, 1/8/13	1,200,000	1,227,835
4.800%, 5/1/13	650,000	690,632
0.429%, 6/20/13(l)	1,500,000	1,480,998
5.900%, 5/13/14	1,350,000	1,490,036
4.875%, 3/4/15	300,000	323,463
3.500%, 6/29/15	1,250,000	1,277,676
5.400%, 2/15/17	1,050,000	1,138,259
5.625%, 5/1/18	1,900,000	2,054,126
6.000%, 8/7/19	1,000,000	1,091,766
5.300%, 2/11/21	500,000	507,835
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	600,000	718,068
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18	2,500,000	2,568,750
John Deere Capital Corp.
2.875%, 6/19/12	680,000	699,703
1.875%, 6/17/13	800,000	810,233
5.500%, 4/13/17	200,000	223,013
2.800%, 9/18/17	800,000	781,942
JPMorgan Chase & Co.
2.125%, 6/22/12	2,530,000	2,580,089
4.750%, 5/1/13	400,000	424,921
4.650%, 6/1/14	2,000,000	2,137,700
5.125%, 9/15/14	1,650,000	1,770,978
3.700%, 1/20/15	1,000,000	1,028,714
4.750%, 3/1/15	1,650,000	1,759,283
3.450%, 3/1/16	1,200,000	1,195,715
6.000%, 1/15/18	1,000,000	1,096,484
6.300%, 4/23/19	1,450,000	1,604,986
4.400%, 7/22/20	1,000,000	966,353
4.250%, 10/15/20	250,000	238,928
MassMutual Global Funding II
0.470%, 12/6/13(l)§	2,000,000	1,979,468
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	99,299
5.250%, 1/16/18	100,000	99,969
5.550%, 1/15/20	150,000	146,890
National Money Mart Co.
10.375%, 12/15/16	2,575,000	2,871,125
National Rural Utilities Cooperative Finance Corp.
1.900%, 11/1/15	3,125,000	3,020,609
3.050%, 3/1/16	800,000	804,671
5.450%, 2/1/18	400,000	438,207
Noble Group Ltd.
6.750%, 1/29/20§	1,900,000	2,033,000
NYSE Euronext
4.800%, 6/28/13	100,000	106,675
Private Export Funding Corp.
5.685%, 5/15/12	100,000	105,882
4.550%, 5/15/15	150,000	164,831
4.950%, 11/15/15	100,000	111,144
SquareTwo Financial Corp.
11.625%, 4/1/17§	1,800,000	1,827,000
Teco Finance, Inc.
4.000%, 3/15/16	85,000	86,599
5.150%, 3/15/20	250,000	258,981
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	600,000	655,500
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,370,625
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	200,000	197,500
Unilever Capital Corp.
2.750%, 2/10/16	100,000	100,400
4.800%, 2/15/19	400,000	428,237
4.250%, 2/10/21	100,000	101,412
Waha Aerospace B.V.
3.925%, 7/28/20§	2,375,000	2,375,000
XTRA Finance Corp.
5.150%, 4/1/17	200,000	216,553

		122,475,968

Insurance (2.1%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	400,000	388,741
5.800%, 3/15/18	100,000	109,960
5.900%, 6/15/19	200,000	221,708
Aegon N.V.
4.625%, 12/1/15	200,000	207,650
Aflac, Inc.
3.450%, 8/15/15	1,000,000	1,004,250
8.500%, 5/15/19	150,000	181,331
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	250,000	278,835
Allstate Corp.
7.500%, 6/15/13	200,000	223,224
6.200%, 5/16/14	150,000	168,135
7.450%, 5/16/19	200,000	237,567

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
American Financial Group, Inc./Ohio
9.875%, 6/15/19		$200,000	$244,492
American International Group, Inc.
3.750%, 11/30/13§		700,000	714,513
5.050%, 10/1/15		500,000	515,550
5.450%, 5/18/17		800,000	821,231
5.850%, 1/16/18		1,600,000	1,666,618
8.250%, 8/15/18		2,900,000	3,391,663
6.400%, 12/15/20		250,000	266,823
AON Corp.
3.500%, 9/30/15		200,000	200,700
5.000%, 9/30/20		200,000	202,178
Axis Specialty Finance LLC
5.875%, 6/1/20		200,000	201,193
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12		200,000	207,060
1.500%, 1/10/14		100,000	99,735
4.250%, 1/15/21		500,000	499,816
Berkshire Hathaway, Inc.
2.125%, 2/11/13		1,000,000	1,021,255
3.200%, 2/11/15		800,000	823,490
Chubb Corp.
5.750%, 5/15/18		100,000	111,013
6.375%, 3/29/67(l)		400,000	421,000
CNA Financial Corp.
7.350%, 11/15/19		30,000	33,882
5.875%, 8/15/20		200,000	206,502
CNO Financial Group, Inc.
0.000%, 9/30/16*		888,333	894,996
9.000%, 1/15/18§		1,625,000	1,722,500
Genworth Financial, Inc.
8.625%, 12/15/16		400,000	439,227
7.700%, 6/15/20		400,000	409,894
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		200,000	203,035
5.375%, 3/15/17		250,000	258,990
5.500%, 3/30/20		300,000	305,103
Jefferson-Pilot Corp.
4.750%, 1/30/14		200,000	210,238
Lincoln National Corp.
8.750%, 7/1/19		300,000	379,878
6.250%, 2/15/20		100,000	110,235
7.000%, 5/17/66(l)		100,000	99,250
6.050%, 4/20/67(l)		200,000	187,000
Markel Corp.
7.125%, 9/30/19		100,000	111,590
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		200,000	216,325
5.750%, 9/15/15		300,000	325,881
MetLife Institutional Funding II
0.709%, 3/27/12(l)§		3,100,000	3,107,449
MetLife, Inc.
2.375%, 2/6/14		800,000	801,082
6.750%, 6/1/16		500,000	577,972
7.717%, 2/15/19		300,000	364,673
Metropolitan Life Global Funding I
5.125%, 4/10/13§		200,000	213,431
Monumental Global Funding III
0.473%, 1/25/13(l)§		3,500,000	3,456,694
PartnerReinsurance Finance B LLC
5.500%, 6/1/20		150,000	150,159
Pricoa Global Funding I
0.453%, 5/24/11(l)§		1,000,000	999,563
0.404%, 1/30/12(l)§		1,900,000	1,891,720
Principal Financial Group, Inc.
8.875%, 5/15/19		200,000	254,208
Principal Life Income Funding Trusts
5.300%, 12/14/12		400,000	426,701
Protective Life Corp.
7.375%, 10/15/19		400,000	445,067
Prudential Financial, Inc.
3.625%, 9/17/12		200,000	205,978
2.750%, 1/14/13		100,000	101,957
4.500%, 7/15/13		500,000	525,218
5.100%, 9/20/14		200,000	214,956
3.875%, 1/14/15		100,000	103,401
6.200%, 1/15/15		100,000	110,366
4.750%, 6/13/15		150,000	159,027
6.000%, 12/1/17		500,000	550,150
7.375%, 6/15/19		385,000	452,035
Reinsurance Group of America, Inc.
6.450%, 11/15/19		100,000	107,754
Sun Life Financial, Inc.
0.553%, 10/6/13(l)§		3,600,000	3,568,853
Suncorp-Metway Ltd.
1.803%, 7/16/12(l)§		5,090,000	5,184,552
Torchmark Corp.
9.250%, 6/15/19		100,000	123,636
Towergate Finance plc
8.500%, 2/15/18§	GBP	625,000	1,017,664
10.500%, 2/15/19§		400,000	657,722
Travelers Cos., Inc.
5.500%, 12/1/15		$400,000	443,427
5.800%, 5/15/18		400,000	439,893
Unum Group
5.625%, 9/15/20		2,200,000	2,235,515
W.R. Berkley Corp.
5.375%, 9/15/20		100,000	100,548
Willis North America, Inc.
5.625%, 7/15/15		300,000	319,302
7.000%, 9/29/19		200,000	216,594

			50,071,524

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17		100,000	111,186
6.100%, 3/15/20		100,000	111,793
BioMed Realty LP
6.125%, 4/15/20		100,000	105,697
Boston Properties LP
5.625%, 11/15/20		100,000	107,109
Boston Properties, Inc.
5.000%, 6/1/15		200,000	214,577
Brandywine Operating Partnership LP
7.500%, 5/15/15		100,000	112,980
4.950%, 4/15/18		100,000	98,856
CommonWealth REIT
6.650%, 1/15/18		100,000	109,193
Digital Realty Trust LP
4.500%, 7/15/15		100,000	102,710
Duke Realty LP
6.250%, 5/15/13		400,000	432,970
6.750%, 3/15/20		200,000	222,932
Entertainment Properties Trust
7.750%, 7/15/20§		100,000	108,000
Equity One, Inc.
6.250%, 12/15/14		100,000	107,283
ERP Operating LP
5.125%, 3/15/16		400,000	429,543
4.750%, 7/15/20		400,000	404,999

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
HCP, Inc.
5.950%, 9/15/11		$1,600,000	$1,635,266
5.650%, 12/15/13		200,000	216,624
2.700%, 2/1/14		100,000	100,300
3.750%, 2/1/16		450,000	452,275
5.625%, 5/1/17		200,000	211,522
5.375%, 2/1/21		1,150,000	1,161,364
Health Care REIT, Inc.
6.200%, 6/1/16		100,000	109,482
4.700%, 9/15/17		400,000	401,162
6.125%, 4/15/20		100,000	105,768
Healthcare Realty Trust, Inc.
6.500%, 1/17/17		150,000	165,317
Hospitality Properties Trust
7.875%, 8/15/14		400,000	446,827
5.625%, 3/15/17		200,000	207,470
HRPT Properties Trust
5.750%, 11/1/15		200,000	213,367
Kilroy Realty LP
5.000%, 11/3/15		100,000	99,794
Kimco Realty Corp.
6.875%, 10/1/19		100,000	116,679
Liberty Property LP
4.750%, 10/1/20		150,000	148,192
Mack-Cali Realty LP
7.750%, 8/15/19		200,000	240,989
ProLogis
7.625%, 8/15/14		100,000	114,416
6.250%, 3/15/17		100,000	108,351
Realty Income Corp.
5.750%, 1/15/21		300,000	315,793
Senior Housing Properties Trust
4.300%, 1/15/16		100,000	99,266
Simon Property Group LP
4.200%, 2/1/15		100,000	105,195
5.100%, 6/15/15		550,000	599,712
5.250%, 12/1/16		300,000	326,192
6.125%, 5/30/18		400,000	448,285
5.650%, 2/1/20		100,000	107,687
4.375%, 3/1/21		2,000,000	1,956,660
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	97,014
Vornado Realty LP
4.250%, 4/1/15		100,000	102,395

			13,193,192

Real Estate Management & Development (0.1%)
AMB Property LP
4.000%, 1/15/18		2,500,000	2,419,130

Thrifts & Mortgage Finance (0.5%)
Cie de Financement Foncier
1.625%, 7/23/12§		800,000	801,739
2.125%, 4/22/13§		3,200,000	3,226,915
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK	25,000,000	4,825,444
Stadshypotek AB
0.857%, 9/30/13(l)§		$3,000,000	2,996,217
Western Corporate Federal Credit Union
1.750%, 11/2/12		150,000	152,438

			12,002,753

Total Financials			484,228,265

Health Care (2.3%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14		200,000	218,847
5.850%, 6/1/17		300,000	341,397
4.500%, 3/15/20		325,000	332,201
3.450%, 10/1/20		1,700,000	1,599,780
FMC Finance III S.A.
6.875%, 7/15/17		1,000,000	1,056,250
Genentech, Inc.
4.750%, 7/15/15		300,000	326,322

			3,874,797

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.800%, 3/15/13		40,000	40,508
4.625%, 3/15/15		200,000	217,604
4.250%, 3/15/20		400,000	405,945
Becton Dickinson and Co.
5.000%, 5/15/19		300,000	323,178
C.R. Bard, Inc.
2.875%, 1/15/16		100,000	100,127
4.400%, 1/15/21		65,000	65,924
CareFusion Corp.
6.375%, 8/1/19		300,000	335,352
Covidien International Finance S.A.
1.875%, 6/15/13		100,000	100,968
2.800%, 6/15/15		400,000	400,762
6.000%, 10/15/17		100,000	113,969
4.200%, 6/15/20		100,000	99,212
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11		500,000	503,750
Medtronic, Inc.
4.500%, 3/15/14		400,000	430,068
4.450%, 3/15/20		400,000	409,784
St. Jude Medical, Inc.
3.750%, 7/15/14		200,000	210,111
Stryker Corp.
3.000%, 1/15/15		50,000	51,235
4.375%, 1/15/20		100,000	102,748

			3,911,245

Health Care Providers & Services (0.9%)
Aetna, Inc.
6.500%, 9/15/18		200,000	230,115
3.950%, 9/1/20		200,000	193,150
Apria Healthcare Group, Inc.
11.250%, 11/1/14		1,050,000	1,131,375
12.375%, 11/1/14		1,475,000	1,602,219
Cardinal Health, Inc.
5.800%, 10/15/16		200,000	222,288
CIGNA Corp.
5.125%, 6/15/20		130,000	135,510
4.375%, 12/15/20		200,000	195,432
Express Scripts, Inc.
6.250%, 6/15/14		500,000	555,475
HCA, Inc.
7.250%, 9/15/20		500,000	535,000
Howard Hughes Medical Institute
3.450%, 9/1/14		100,000	105,717
Humana, Inc.
7.200%, 6/15/18		250,000	284,151
Labco SAS
8.500%, 1/15/18§	EUR	2,375,000	3,441,582
Laboratory Corp. of America Holdings
4.625%, 11/15/20		$400,000	400,444

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
McKesson Corp.
5.250%, 3/1/13	$200,000	$214,244
6.500%, 2/15/14	250,000	280,307
4.750%, 3/1/21	400,000	405,666
Medco Health Solutions, Inc.
7.125%, 3/15/18	300,000	349,867
MedImpact Holdings, Inc.
10.500%, 2/1/18§	1,375,000	1,454,063
Quest Diagnostics, Inc.
4.750%, 1/30/20	60,000	60,211
Radiation Therapy Services, Inc.
9.875%, 4/15/17	975,000	994,500
Res-Care, Inc.
10.750%, 1/15/19§	2,200,000	2,392,500
Rotech Healthcare, Inc.
10.750%, 10/15/15	1,925,000	2,103,062
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,820,000	1,870,050
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17	1,650,000	1,695,375
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	220,320
6.000%, 2/15/18	250,000	278,060
4.700%, 2/15/21	300,000	303,291
WellPoint, Inc.
5.250%, 1/15/16	400,000	439,577
4.350%, 8/15/20	800,000	798,135

		22,891,686

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	250,000	252,228
5.000%, 7/15/20	250,000	255,569
Life Technologies Corp.
6.000%, 3/1/20	200,000	215,414
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	400,000	404,351
3.200%, 3/1/16	600,000	610,064
4.700%, 5/1/20	100,000	103,325

		1,840,951

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	100,000	107,124
2.700%, 5/27/15	500,000	508,054
5.875%, 5/15/16	200,000	228,898
5.600%, 11/30/17	600,000	678,579
4.125%, 5/27/20	500,000	501,681
Angiotech Pharmaceuticals, Inc.
4.061%, 12/1/13(l)	2,695,000	2,337,913
Argatroban Royalty Sub LLC
18.500%, 9/30/14(b)†	181,192	163,073
AstraZeneca plc
5.400%, 9/15/12	200,000	213,110
5.900%, 9/15/17	750,000	856,232
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	328,413
5.450%, 5/1/18	200,000	222,449
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16§	2,500,000	2,637,500
Eli Lilly and Co.
4.200%, 3/6/14	500,000	535,970
5.200%, 3/15/17	100,000	110,618
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	215,214
4.375%, 4/15/14	200,000	215,395
5.650%, 5/15/18	1,250,000	1,404,815
Hospira, Inc.
6.400%, 5/15/15	450,000	505,225
Johnson & Johnson
5.550%, 8/15/17	400,000	458,923
5.150%, 7/15/18	200,000	223,561
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17§	1,850,000	1,928,625
9.750%, 5/15/17	325,000	338,812
Merck & Co., Inc.
5.300%, 12/1/13	800,000	881,369
6.000%, 9/15/17	100,000	115,362
5.000%, 6/30/19	400,000	433,872
Novartis Capital Corp.
1.900%, 4/24/13	540,000	549,130
4.125%, 2/10/14	250,000	267,346
2.900%, 4/24/15	300,000	306,679
4.400%, 4/24/20	200,000	206,883
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	865,998
Pfizer, Inc.
4.500%, 2/15/14	200,000	216,095
5.350%, 3/15/15	1,500,000	1,674,033
6.200%, 3/15/19	850,000	979,500
Sanofi-Aventis S.A.
1.625%, 3/28/14	150,000	149,757
2.625%, 3/29/16	300,000	297,421
4.000%, 3/29/21	500,000	491,750
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	200,000	222,625
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	350,000	353,422
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,693
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	177,425
6.125%, 8/15/19	100,000	111,066
Wyeth
5.500%, 3/15/13	200,000	216,773

		23,337,383

Total Health Care		55,856,062

Industrials (3.7%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14	500,000	546,305
3.500%, 2/15/15	100,000	104,856
6.000%, 3/15/19	350,000	402,709
4.875%, 2/15/20	55,000	58,770
Embraer Overseas Ltd.
6.375%, 1/15/20	300,000	322,500
General Dynamics Corp.
4.250%, 5/15/13	200,000	212,850
5.250%, 2/1/14	300,000	331,661
Goodrich Corp.
6.125%, 3/1/19	150,000	168,107
4.875%, 3/1/20	100,000	103,988
3.600%, 2/1/21	200,000	187,037
Honeywell International, Inc.
4.250%, 3/1/13	200,000	212,173
5.300%, 3/1/18	500,000	553,593
4.250%, 3/1/21	100,000	100,638
ITT Corp.
4.900%, 5/1/14	200,000	213,935

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 5/1/19	$90,000	$101,099
L-3 Communications Corp.
5.200%, 10/15/19	200,000	208,613
4.950%, 2/15/21	300,000	301,750
Lockheed Martin Corp.
4.121%, 3/14/13	250,000	264,440
4.250%, 11/15/19	350,000	352,971
Northrop Grumman Corp.
3.700%, 8/1/14	250,000	261,626
5.050%, 8/1/19	50,000	53,064
Raytheon Co.
4.400%, 2/15/20	500,000	506,865
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	105,837
Textron, Inc.
5.600%, 12/1/17	100,000	104,490
United Technologies Corp.
4.875%, 5/1/15	400,000	440,470
5.375%, 12/15/17	200,000	224,917
6.125%, 2/1/19	250,000	291,631
4.500%, 4/15/20	250,000	260,169

		6,997,064

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	113,553
8.000%, 1/15/19	200,000	247,996
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	212,485
3.875%, 4/1/14	800,000	852,630
5.125%, 4/1/19	300,000	333,719
3.125%, 1/15/21	500,000	463,296

		2,223,679

Airlines (0.6%)
American Airlines, Inc.
7.500%, 3/15/16§	1,975,000	1,952,781
13.000%, 8/1/16	1,511,546	1,774,177
7.000%, 1/31/18§	1,200,000	1,164,000
Continental Airlines, Inc.
9.000%, 7/8/16	132,451	152,319
4.750%, 1/12/21	2,600,000	2,548,000
Delta Air Lines, Inc.
6.200%, 7/2/18	195,682	203,020
4.950%, 5/23/19	700,000	700,000
Southwest Airlines Co.
10.500%, 12/15/11§	3,050,000	3,228,483
UAL Pass Through Trust
9.750%, 1/15/17	1,476,563	1,683,282
US Airways Group, Inc.
2.809%, 3/23/14(b)(l)	1,972,222	1,795,075

		15,201,137

Building Products (0.2%)
CRH America, Inc.
6.000%, 9/30/16	500,000	538,963
5.750%, 1/15/21	250,000	256,534
Euramax International, Inc.
9.500%, 4/1/16§	2,025,000	2,055,375
Owens Corning, Inc.
9.000%, 6/15/19	250,000	295,465
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/1/17§	725,000	763,063

		3,909,400

Commercial Services & Supplies (0.5%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	381,500
Altegrity, Inc.
10.500%, 11/1/15§	650,000	689,000
12.000%, 11/1/15§†	1,100,000	1,100,000
American Reprographics Co.
10.500%, 12/15/16§	1,800,000	1,948,500
Avery Dennison Corp.
5.375%, 4/15/20	50,000	51,937
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	400,000	430,772
4.750%, 5/1/19	100,000	107,556
Cornell University
5.450%, 2/1/19	200,000	223,870
Dartmouth College
4.750%, 6/1/19	50,000	53,266
PharmaNet Development Group, Inc.
10.875%, 4/15/17§	850,000	935,000
Pitney Bowes, Inc.
4.625%, 10/1/12	45,000	47,197
3.875%, 6/15/13	400,000	415,194
5.750%, 9/15/17	200,000	214,842
6.250%, 3/15/19	200,000	217,355
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	414,804
8.600%, 8/15/16	150,000	171,418
Republic Services, Inc.
5.500%, 9/15/19	250,000	268,231
ServiceMaster Co.
10.750%, 7/15/15 PIK§	397,846	422,711
Sheridan Group, Inc.
10.250%, 8/15/11	1,275,000	1,275,000
Vanderbilt University
5.250%, 4/1/19	200,000	219,676
Waste Management, Inc.
6.375%, 11/15/12	600,000	650,400
6.100%, 3/15/18	100,000	111,546
7.375%, 3/11/19	150,000	180,598
4.750%, 6/30/20	100,000	101,563
Yale University
2.900%, 10/15/14	400,000	413,200

		11,045,136

Construction & Engineering (0.2%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	3,250,000	3,241,875
Alion Science and Technology Corp.
12.000%, 11/1/14 PIK	1,367,662	1,408,692
Brock Holding III, Inc.
0.000%, 2/15/18	775,000	769,187

		5,419,754

Electrical Equipment (0.1%)
Emerson Electric Co.
4.625%, 10/15/12	100,000	105,727
5.625%, 11/15/13	400,000	442,586
4.125%, 4/15/15	100,000	106,229
5.250%, 10/15/18	100,000	110,118
4.875%, 10/15/19	200,000	213,133
Metals USA, Inc.
11.125%, 12/1/15	825,000	877,594
Roper Industries, Inc.
6.625%, 8/15/13	250,000	276,524

		2,131,911

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Industrial Conglomerates (0.9%)
3M Co.
4.375%, 8/15/13		$350,000	$377,743
Cooper U.S., Inc.
5.250%, 11/15/12		100,000	106,376
2.375%, 1/15/16		200,000	196,304
3.875%, 12/15/20		100,000	97,040
General Electric Co.
5.000%, 2/1/13		1,050,000	1,118,678
5.250%, 12/6/17		800,000	871,199
Harland Clarke Holdings Corp.
2.807%, 6/30/14(l)		475,000	451,131
6.000%, 5/15/15(l)		1,565,000	1,410,456
9.500%, 5/15/15		1,250,000	1,235,938
Harsco Corp.
2.700%, 10/15/15		200,000	196,726
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13		250,000	275,317
9.500%, 4/15/14		300,000	360,055
6.875%, 8/15/18		250,000	290,250
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		400,000	448,330
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	2,800,000	4,226,090
Siemens Financieringsmat
5.500%, 2/16/12§		$1,400,000	1,454,026
Trimas Corp.
9.750%, 12/15/17		2,100,000	2,312,625
Tyco Electronics Group S.A.
6.000%, 10/1/12		1,768,000	1,884,571
6.550%, 10/1/17		300,000	343,322
4.875%, 1/15/21		200,000	204,849
Tyco International Finance S.A.
6.000%, 11/15/13		100,000	110,704
4.125%, 10/15/14		400,000	424,723
3.750%, 1/15/18		2,500,000	2,502,715
8.500%, 1/15/19		400,000	516,035
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21		100,000	119,452

			21,534,655

Machinery (0.3%)
Danaher Corp.
5.625%, 1/15/18		300,000	331,847
5.400%, 3/1/19		200,000	219,855
Deere & Co.
4.375%, 10/16/19		75,000	78,116
Dover Corp.
5.450%, 3/15/18		250,000	276,612
Eaton Corp.
4.900%, 5/15/13		200,000	214,206
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK§		1,645,433	1,620,752
FGI Operating Co., Inc.
10.250%, 8/1/15		900,000	959,625
Illinois Tool Works, Inc.
5.150%, 4/1/14		200,000	220,384
6.250%, 4/1/19		200,000	231,253
PACCAR, Inc.
6.875%, 2/15/14		200,000	227,946
Pall Corp.
5.000%, 6/15/20		250,000	254,408
Severstal Columbus LLC
10.250%, 2/15/18		2,000,000	2,210,000

			6,845,004

Marine (0.2%)
Hapag-Lloyd AG
9.000%, 10/15/15§	EUR	850,000	1,279,909
Horizon Lines, Inc.
4.250%, 8/15/12		$2,374,000	1,845,785
Marquette Transportation Co., Inc.
10.875%, 1/15/17§		2,500,000	2,606,250

			5,731,944

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15		55,000	53,914
Equifax, Inc.
4.450%, 12/1/14		100,000	105,644

			159,558

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14		500,000	568,975
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		200,000	208,821
Canadian National Railway Co.
5.550%, 3/1/19		700,000	779,713
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	53,316
CSX Corp.
7.900%, 5/1/17		400,000	486,112
6.250%, 3/15/18		400,000	456,236
7.375%, 2/1/19		300,000	362,570
Norfolk Southern Corp.
7.700%, 5/15/17		200,000	245,259
5.750%, 4/1/18		300,000	336,317
5.900%, 6/15/19		65,000	73,757
Ryder System, Inc.
7.200%, 9/1/15		100,000	115,954
3.600%, 3/1/16		100,000	101,030
Sunstate Equipment Co. LLC
10.500%, 4/1/13§		2,400,000	2,358,000
Union Pacific Corp.
7.000%, 2/1/16		155,000	182,065
5.700%, 8/15/18		400,000	447,861
6.125%, 2/15/20		100,000	114,777
4.000%, 2/1/21		100,000	98,241

			6,989,004

Trading Companies & Distributors (0.0%)
GATX Corp.
3.500%, 7/15/16		150,000	148,177

Total Industrials			88,336,423

Information Technology (1.6%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16		800,000	898,257
4.950%, 2/15/19		1,200,000	1,288,231
Harris Corp.
6.375%, 6/15/19		100,000	113,752
Motorola Solutions, Inc.
6.000%, 11/15/17		300,000	328,322
Nokia Oyj
5.375%, 5/15/19		250,000	255,338

			2,883,900

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12		30,000	30,884
1.400%, 9/10/13		400,000	398,203
2.300%, 9/10/15		400,000	391,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.875%, 6/15/19		$50,000	$54,844
Hewlett-Packard Co.
4.500%, 3/1/13		400,000	426,071
4.750%, 6/2/14		400,000	434,944
2.200%, 12/1/15		400,000	392,848
5.500%, 3/1/18		200,000	222,058
3.750%, 12/1/20		500,000	480,348
Seagate Technology HDD Holdings
6.375%, 10/1/11		1,300,000	1,329,250

			4,160,514

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14		50,000	53,648
Arrow Electronics, Inc.
3.375%, 11/1/15		150,000	147,716
6.000%, 4/1/20		100,000	105,833
5.125%, 3/1/21		150,000	147,536
Avnet, Inc.
6.000%, 9/1/15		100,000	107,416
5.875%, 6/15/20		400,000	408,936
Corning, Inc.
6.625%, 5/15/19		20,000	23,066
4.250%, 8/15/20		65,000	64,403
Kemet Corp.
10.500%, 5/1/18		1,445,000	1,629,237

			2,687,791

Internet Software & Services (0.3%)
eBay, Inc.
0.875%, 10/15/13		100,000	98,907
1.625%, 10/15/15		100,000	95,488
3.250%, 10/15/20		100,000	91,483
GXS Worldwide, Inc.
9.750%, 6/15/15		875,000	890,312
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13(b)§		1,287,522	1,371,210
Kabel Deutschland GmbH
0.000%, 11/19/14	EUR	2,650,000	3,830,692

			6,378,092

IT Services (0.5%)
Compucom Systems, Inc.
12.500%, 10/1/15§		$1,975,000	2,135,469
Computer Sciences Corp.
5.500%, 3/15/13		250,000	265,926
6.500%, 3/15/18		442,000	480,277
EVERTEC, Inc.
11.000%, 10/1/18§		975,000	1,040,813
Fiserv, Inc.
6.125%, 11/20/12		200,000	214,733
3.125%, 10/1/15		200,000	199,046
6.800%, 11/20/17		100,000	111,431
4.625%, 10/1/20		250,000	245,202
Global Cash Access Holdings, Inc.
0.000%, 2/1/16*		600,000	606,750
HP Enterprise Services LLC
6.000%, 8/1/13		950,000	1,046,375
International Business Machines Corp.
4.750%, 11/29/12		200,000	212,545
2.100%, 5/6/13		400,000	408,142
1.000%, 8/5/13		950,000	944,343
5.700%, 9/14/17		1,150,000	1,301,622
7.625%, 10/15/18		200,000	250,303
SAIC, Inc.
4.450%, 12/1/20§		250,000	251,553
Stream Global Services, Inc.
11.250%, 10/1/14		569,000	608,830
Western Union Co.
5.930%, 10/1/16		500,000	555,261

			10,878,621

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12		400,000	418,444
8.250%, 5/15/14		450,000	526,068
4.250%, 2/15/15		100,000	105,265
6.350%, 5/15/18		500,000	565,338
5.625%, 12/15/19		100,000	107,463

			1,722,578

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14		150,000	163,025
3.000%, 4/15/16		100,000	99,599
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	47,424
Maxim Integrated Products, Inc.
3.450%, 6/14/13		100,000	103,479
National Semiconductor Corp.
3.950%, 4/15/15		100,000	101,864

			515,391

Software (0.3%)
Activant Solutions, Inc.
9.500%, 5/1/16		975,000	1,004,250
Adobe Systems, Inc.
3.250%, 2/1/15		400,000	408,694
4.750%, 2/1/20		85,000	86,219
Allen Systems Group, Inc.
10.500%, 11/15/16§		750,000	761,250
Aspect Software, Inc.
10.625%, 5/15/17§		1,100,000	1,177,000
CA, Inc.
6.125%, 12/1/14		400,000	443,246
5.375%, 12/1/19		100,000	103,027
Microsoft Corp.
2.950%, 6/1/14		1,150,000	1,196,910
4.200%, 6/1/19		600,000	623,072
Oracle Corp.
5.250%, 1/15/16		1,050,000	1,167,228
5.750%, 4/15/18		1,000,000	1,119,784

			8,090,680

Total Information Technology			37,317,567

Materials (3.2%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	102,000
Airgas, Inc.
3.250%, 10/1/15		100,000	100,041
Cabot Corp.
5.000%, 10/1/16		100,000	104,897
Dow Chemical Co.
4.850%, 8/15/12		3,200,000	3,352,221
6.000%, 10/1/12		500,000	534,978
7.600%, 5/15/14		300,000	346,687
2.500%, 2/15/16		100,000	96,258
8.550%, 5/15/19		655,000	827,949
4.250%, 11/15/20		500,000	477,516
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12		250,000	264,945
5.000%, 7/15/13		200,000	215,816
3.250%, 1/15/15		350,000	362,954
1.950%, 1/15/16		100,000	96,265

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.250%, 12/15/16		$100,000	$111,431
6.000%, 7/15/18		400,000	456,172
4.625%, 1/15/20		40,000	41,384
3.625%, 1/15/21		400,000	379,841
Eastman Chemical Co.
5.500%, 11/15/19		100,000	104,741
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18		700,000	740,250
9.000%, 11/15/20§		250,000	259,219
Huntsman International LLC
8.625%, 3/15/21§		1,050,000	1,144,500
Ineos Holdings Ltd.
0.000%, 12/16/13	EUR	400,000	589,948
0.000%, 12/16/14		375,000	553,077
Kronos International, Inc.
6.500%, 4/15/13		2,616,000	3,744,469
Lyondell Chemical Co.
11.000%, 5/1/18		$450,000	505,125
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	693,750
9.500%, 1/15/21§	EUR	2,025,000	2,934,401
Monsanto Co.
7.375%, 8/15/12		$200,000	216,844
5.125%, 4/15/18		200,000	216,693
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		375,000	408,750
9.625%, 7/15/17§	EUR	750,000	1,161,218
Phibro Animal Health Corp.
9.250%, 7/1/18§		$2,125,000	2,268,438
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14		3,100,000	3,378,733
3.750%, 9/30/15		100,000	104,017
6.500%, 5/15/19		300,000	345,797
4.875%, 3/30/20		100,000	103,689
PPG Industries, Inc.
1.900%, 1/15/16		250,000	236,868
6.650%, 3/15/18		250,000	291,011
3.600%, 11/15/20		100,000	94,156
Praxair, Inc.
1.750%, 11/15/12		200,000	202,507
2.125%, 6/14/13		150,000	153,631
4.625%, 3/30/15		200,000	216,446
4.500%, 8/15/19		400,000	416,640
Reichhold Industries, Inc.
9.000%, 8/15/14§		1,345,000	1,185,281
Rohm & Haas Co.
5.600%, 3/15/13		500,000	537,365
Sherwin-Williams Co.
3.125%, 12/15/14		400,000	417,191
Valspar Corp.
7.250%, 6/15/19		100,000	114,821

			31,210,931

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16		200,000	211,837

Containers & Packaging (0.3%)
Ardagh Packaging Finance plc
9.250%, 10/15/20§	EUR	1,125,000	1,666,096
Bemis Co., Inc.
5.650%, 8/1/14		$30,000	32,624
6.800%, 8/1/19		150,000	170,481
Berry Plastics Corp.
9.500%, 5/15/18		425,000	422,875
9.750%, 1/15/21§		3,100,000	3,069,000
Packaging Corp. of America
5.750%, 8/1/13		$150,000	160,732

			5,521,808

Metals & Mining (1.4%)
Alcoa, Inc.
6.000%, 7/15/13		400,000	436,501
6.750%, 7/15/18		300,000	332,168
6.150%, 8/15/20		300,000	317,017
Algoma Acquisition Corp.
9.875%, 6/15/15§		1,325,000	1,219,000
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	126,689
5.950%, 1/15/21		50,000	52,644
Anglo American Capital plc
2.150%, 9/27/13§		2,100,000	2,115,947
ArcelorMittal S.A.
5.375%, 6/1/13		200,000	212,703
9.000%, 2/15/15		125,000	149,614
3.750%, 3/1/16		600,000	598,892
6.125%, 6/1/18		200,000	211,851
9.850%, 6/1/19		150,000	190,313
5.250%, 8/5/20		100,000	97,801
5.500%, 3/1/21		500,000	492,703
Barrick Gold Corp.
6.950%, 4/1/19		500,000	597,974
Barrick Gold Finance Co.
4.875%, 11/15/14		2,315,000	2,530,566
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12		1,500,000	1,567,706
4.800%, 4/15/13		200,000	214,264
5.500%, 4/1/14		850,000	942,644
7.250%, 3/1/16		1,375,000	1,615,534
6.500%, 4/1/19		500,000	590,373
Cliffs Natural Resources, Inc.
4.800%, 10/1/20		55,000	54,299
Commercial Metals Co.
6.500%, 7/15/17		100,000	102,496
CSN Islands XI Corp.
6.875%, 9/21/19§		800,000	888,000
CSN Resources S.A.
6.500%, 7/21/20§		900,000	958,500
Essar Steel Algoma, Inc.
9.375%, 3/15/15§		1,475,000	1,475,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17		850,000	937,125
Gerdau Trade, Inc.
5.750%, 1/30/21§		1,200,000	1,215,000
Newmont Mining Corp.
5.125%, 10/1/19		315,000	337,949
Nucor Corp.
5.750%, 12/1/17		200,000	226,312
5.850%, 6/1/18		250,000	285,018
Rio Tinto Alcan, Inc.
5.000%, 6/1/15		400,000	432,811
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14		200,000	240,609
1.875%, 11/2/15		400,000	385,030
9.000%, 5/1/19		1,000,000	1,314,120
Ryerson Holding Corp. (Zero Coupon), 2/1/15		3,150,000	1,661,625
Ryerson, Inc.
7.679%, 11/1/14(l)		1,750,000	1,675,625
12.000%, 11/1/15		425,000	461,125
Southern Copper Corp.
5.375%, 4/16/20		135,000	137,227

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Steel Dynamics, Inc.
7.375%, 11/1/12	$3,800,000	$4,047,000
Teck Resources Ltd.
10.750%, 5/15/19	400,000	510,800
4.500%, 1/15/21	500,000	498,638
Vale Overseas Ltd.
6.250%, 1/11/16	800,000	885,730
4.625%, 9/15/20	500,000	487,697
Xstrata Canada Corp.
7.250%, 7/15/12	200,000	213,977

		34,044,617

Paper & Forest Products (0.2%)
AbitibiBowater, Inc.
10.250%, 10/15/18§	2,225,000	2,458,625
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21§	200,000	197,337
Georgia-Pacific LLC
9.500%, 12/1/11	1,000,000	1,051,250
International Paper Co.
5.300%, 4/1/15	350,000	377,182
9.375%, 5/15/19	600,000	772,293

		4,856,687

Total Materials		75,845,880

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
4.950%, 1/15/13	200,000	213,022
6.700%, 11/15/13	500,000	562,821
4.850%, 2/15/14	700,000	757,000
5.100%, 9/15/14	200,000	218,711
2.500%, 8/15/15	500,000	496,290
5.625%, 6/15/16	400,000	447,463
5.500%, 2/1/18	1,200,000	1,309,914
BellSouth Corp.
5.200%, 9/15/14	400,000	437,350
British Telecommunications plc
5.950%, 1/15/18	400,000	441,285
Clearwire Communications LLC/Clearwire Finance, Inc.
12.000%, 12/1/17§	925,000	988,594
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	216,136
4.875%, 7/8/14	150,000	162,245
6.750%, 8/20/18	600,000	708,058
6.000%, 7/8/19	100,000	114,289
Digicel Ltd.
12.000%, 4/1/14§	2,075,000	2,432,937
Embarq Corp.
7.082%, 6/1/16	600,000	682,314
France Telecom S.A.
4.375%, 7/8/14	2,300,000	2,470,591
2.125%, 9/16/15	750,000	734,166
5.375%, 7/8/19	300,000	329,767
Global Crossing Ltd.
12.000%, 9/15/15	1,725,000	1,966,500
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	1,325,000	1,422,719
ITC Deltacom, Inc.
10.500%, 4/1/16	2,100,000	2,315,250
PAETEC Holding Corp.
9.875%, 12/1/18§	1,200,000	1,266,000
Qwest Corp.
7.875%, 9/1/11	1,600,000	1,644,000
8.375%, 5/1/16	600,000	714,000
Sprint Capital Corp.
8.375%, 3/15/12	400,000	422,000
Telecom Italia Capital S.A.
0.913%, 7/18/11(l)	3,500,000	3,500,448
6.200%, 7/18/11	400,000	406,041
5.250%, 11/15/13	200,000	211,189
6.175%, 6/18/14	700,000	751,587
5.250%, 10/1/15	400,000	414,024
7.175%, 6/18/19	200,000	218,626
Telefonica Emisiones S.A.U.
0.641%, 2/4/13(l)	1,000,000	990,548
2.582%, 4/26/13	550,000	555,254
4.949%, 1/15/15	500,000	527,560
3.729%, 4/27/15	100,000	100,930
3.992%, 2/16/16	140,000	140,677
6.421%, 6/20/16	700,000	777,838
5.877%, 7/15/19	145,000	152,478
5.134%, 4/27/20	150,000	149,244
5.462%, 2/16/21	500,000	506,355
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	400,000	423,763
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	435,172
4.350%, 2/15/13	500,000	527,897
5.550%, 2/15/16	1,050,000	1,166,167
3.000%, 4/1/16	500,000	497,453
5.500%, 2/15/18	600,000	654,106
8.750%, 11/1/18	3,900,000	4,989,839
6.350%, 4/1/19	500,000	568,538
Verizon New York, Inc.
Series A
6.875%, 4/1/12	400,000	423,456
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	1,800,000	2,070,000
Windstream Corp.
7.875%, 11/1/17	1,100,000	1,179,750

		45,812,362

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	300,000	308,690
5.000%, 3/30/20	1,550,000	1,598,197
American Tower Corp.
4.625%, 4/1/15	125,000	129,768
4.500%, 1/15/18	400,000	392,834
5.050%, 9/1/20	400,000	388,612
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,200,000	1,317,648
8.500%, 11/15/18	400,000	513,926
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	400,000	430,517
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	236,090
6.800%, 8/15/18	600,000	701,420
Vodafone Group plc
5.000%, 12/16/13	200,000	217,019
4.150%, 6/10/14	3,500,000	3,710,560
5.625%, 2/27/17	400,000	441,966
5.450%, 6/10/19	300,000	327,801
Term Loan
6.875%, 8/17/15(b)	1,035,330	1,040,507

		11,755,555

Total Telecommunication Services		57,567,917

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Utilities (2.3%)
Electric Utilities (1.3%)
Ameren Energy Generating Co.
6.300%, 4/1/20	$200,000	$196,588
Ameren Illinois Co.
6.250%, 4/1/18	400,000	437,714
Arizona Public Service Co.
5.800%, 6/30/14	400,000	438,667
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	328,997
Carolina Power & Light Co.
5.300%, 1/15/19	400,000	437,122
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	340,208
Columbus Southern Power Co.
6.050%, 5/1/18	400,000	450,222
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	99,363
4.000%, 8/1/20	160,000	154,499
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	111,022
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	350,000	412,785
4.450%, 6/15/20	100,000	102,545
Series 04-A
4.700%, 2/1/14	2,900,000	3,079,971
Series 08-A
5.850%, 4/1/18	500,000	565,538
Consumers Energy Co.
6.700%, 9/15/19	350,000	411,548
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	119,847
4.300%, 6/15/20	500,000	505,505
Duke Energy Corp.
5.650%, 6/15/13	400,000	435,285
6.300%, 2/1/14	500,000	557,365
3.350%, 4/1/15	800,000	817,073
5.050%, 9/15/19	250,000	260,385
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	212,833
Energy Texas, Inc.
7.125%, 2/1/19	200,000	232,931
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,508,608
Entergy Corp.
5.125%, 9/15/20	700,000	683,152
Exelon Corp.
4.900%, 6/15/15	200,000	210,179
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	107,428
6.200%, 10/1/17	100,000	110,772
FirstEnergy Solutions Corp.
4.800%, 2/15/15	800,000	839,258
Florida Power Corp.
4.550%, 4/1/20	25,000	25,736
Georgia Power Co.
1.300%, 9/15/13	800,000	799,902
4.250%, 12/1/19	80,000	81,895
Hydro Quebec
8.000%, 2/1/13	200,000	223,449
Indiana Michigan Power Co.
7.000%, 3/15/19	100,000	117,387
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	593,625
Kansas City Power & Light Co.
5.850%, 6/15/17	400,000	441,813
6.375%, 3/1/18	100,000	111,937
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	1,952,100
LG&E and KU Energy LLC
2.125%, 11/15/15§	400,000	380,355
3.750%, 11/15/20§	400,000	369,289
Majapahit Holding B.V.
7.250%, 10/17/11(m)	915,000	939,693
MidAmerican Energy Co.
4.650%, 10/1/14	400,000	431,187
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	205,044
5.875%, 10/1/12	400,000	427,174
5.750%, 4/1/18	400,000	446,077
Nevada Power Co.
6.500%, 8/1/18	200,000	229,483
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	350,000	356,169
7.875%, 12/15/15	250,000	296,583
6.000%, 3/1/19	200,000	219,010
Northern States Power Co.
1.950%, 8/15/15	100,000	97,614
5.250%, 3/1/18	200,000	218,045
NSTAR
4.500%, 11/15/19	150,000	153,719
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	105,071
6.800%, 9/1/18	400,000	455,917
Pacific Gas & Electric Co.
6.250%, 12/1/13	400,000	442,043
4.800%, 3/1/14	100,000	107,392
8.250%, 10/15/18	300,000	383,201
3.500%, 10/1/20	250,000	231,705
Peco Energy Co.
5.000%, 10/1/14	400,000	438,671
5.350%, 3/1/18	200,000	219,252
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	111,650
Progress Energy, Inc.
5.625%, 1/15/16	400,000	443,930
7.050%, 3/15/19	500,000	589,699
PSEG Power LLC
2.500%, 4/15/13	75,000	76,108
5.125%, 4/15/20	200,000	203,921
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	92,309
3.200%, 11/15/20	400,000	371,809
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	31,595
4.400%, 2/1/21	200,000	197,571
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	218,963
6.330%, 11/1/13	400,000	446,358
3.500%, 8/15/20	100,000	94,967
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	100,000	112,695
Southern California Edison Co.
5.750%, 3/15/14	400,000	444,366
Southern Co.
4.150%, 5/15/14	145,000	153,405
2.375%, 9/15/15	100,000	98,313

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Southwestern Electric Power Co.
Series E
5.550%, 1/15/17	$120,000	$127,398
Tampa Electric Co.
6.100%, 5/15/18	100,000	113,318
TransAlta Corp.
4.750%, 1/15/15	400,000	425,088
Union Electric Co.
6.700%, 2/1/19	200,000	230,808
Virginia Electric & Power Co.
Series A
4.750%, 3/1/13	200,000	212,924
Series B
5.000%, 6/30/19	165,000	175,827
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	154,906
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	53,659

		31,849,535

Gas Utilities (0.6%)
AGL Capital Corp.
5.250%, 8/15/19	100,000	105,306
Atmos Energy Corp.
8.500%, 3/15/19	200,000	249,835
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	212,772
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	223,821
4.500%, 1/15/21§	200,000	196,051
Copano Energy LLC/Copano Energy Finance Corp.
8.125%, 3/1/16	400,000	417,000
7.750%, 6/1/18	1,250,000	1,306,250
Energy Transfer Equity LP
7.500%, 10/15/20	1,875,000	2,039,062
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	2,999,469
NGPL PipeCo LLC
7.119%, 12/15/17§	1,650,000	1,843,599
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	350,000	388,112
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17	2,600,000	2,678,000
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	237,760
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	112,673

		13,009,710

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	200,000	198,426
NRG Energy, Inc.
8.500%, 6/15/19	800,000	842,000
Tennessee Valley Authority
6.790%, 5/23/12	400,000	428,962
4.750%, 8/1/13	1,200,000	1,299,703
5.500%, 7/18/17	550,000	630,214
3.875%, 2/15/21	1,000,000	1,003,304

		4,402,609

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	51,983
Ameren Corp.
8.875%, 5/15/14	300,000	345,104
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	108,836
Dominion Resources, Inc.
5.150%, 7/15/15	300,000	328,464
8.875%, 1/15/19	300,000	382,937
5.200%, 8/15/19	80,000	85,274
DTE Energy Co.
7.625%, 5/15/14	100,000	114,885
6.350%, 6/1/16	200,000	224,847
National Grid plc
6.300%, 8/1/16	500,000	567,910
NiSource Finance Corp.
6.150%, 3/1/13	400,000	433,625
6.400%, 3/15/18	400,000	447,506
5.450%, 9/15/20	100,000	103,774
SCANA Corp.
6.250%, 4/1/20	100,000	109,690
Sempra Energy
6.000%, 2/1/13	200,000	214,034
6.500%, 6/1/16	60,000	68,478
6.150%, 6/15/18	100,000	112,296
9.800%, 2/15/19	500,000	663,833
Veolia Environnement S.A.
6.000%, 6/1/18	200,000	222,426
Xcel Energy, Inc.
4.700%, 5/15/20	300,000	308,863

		4,894,765

Water Utilities (0.0%)
United Utilities plc
4.550%, 6/19/18	78,000	76,567

Total Utilities		54,233,186

Total Corporate Bonds		1,100,816,128

Government Securities (55.0%)
Agency ABS (4.3%)
Federal Farm Credit Bank
1.110%, 6/14/12	$100,000	100,156
0.400%, 11/2/12	100,000	99,557
1.750%, 2/21/13	800,000	812,481
1.375%, 6/25/13	200,000	201,955
0.875%, 10/28/13	100,000	98,641
1.125%, 2/27/14	1,650,000	1,636,592
1.500%, 11/16/15	1,000,000	971,153
Federal Home Loan Bank
1.125%, 5/18/12	1,250,000	1,259,615
1.750%, 8/22/12	2,000,000	2,032,270
0.500%, 8/23/12	500,000	499,407
0.600%, 8/23/12	100,000	99,840
4.625%, 10/10/12	1,000,000	1,061,113
0.625%, 10/18/12	100,000	99,727
0.625%, 11/23/12	500,000	497,221
0.550%, 12/3/12	500,000	498,602
0.625%, 12/3/12	400,000	398,122
1.750%, 12/14/12	400,000	406,537
1.500%, 1/16/13	2,500,000	2,527,865
1.050%, 2/8/13	250,000	249,227
1.625%, 3/20/13	2,950,000	2,994,707
0.750%, 4/25/13	100,000	99,454
0.700%, 5/22/13	400,000	395,886
1.875%, 6/21/13	2,450,000	2,496,788
1.250%, 8/16/13	150,000	149,619
0.875%, 10/28/13	100,000	98,633
0.800%, 11/18/13	800,000	790,057
1.000%, 11/18/13	500,000	497,259

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
0.875%, 11/22/13		$150,000	$148,394
0.875%, 12/27/13		800,000	790,111
1.000%, 8/22/14		100,000	97,270
1.630%, 8/20/15		400,000	392,178
1.550%, 11/18/15		100,000	96,824
2.150%, 10/26/16		100,000	97,282
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12		150,000	151,146
4.625%, 10/25/12		1,000,000	1,062,178
0.750%, 10/26/12		100,000	99,811
0.750%, 11/23/12		250,000	249,091
0.375%, 11/30/12		4,050,000	4,028,162
0.625%, 12/3/12		250,000	249,130
0.750%, 12/17/12		150,000	149,718
1.125%, 1/14/13		300,000	300,192
1.000%, 1/28/13		500,000	499,640
0.875%, 2/15/13		100,000	99,787
1.000%, 2/25/13		400,000	399,311
0.700%, 4/29/13		200,000	198,803
0.625%, 5/23/13		250,000	248,365
1.000%, 5/24/13		350,000	349,145
1.250%, 7/25/13		100,000	99,876
1.300%, 7/26/13		250,000	249,449
1.125%, 8/22/13		100,000	99,535
1.150%, 8/23/13		500,000	497,940
2.125%, 10/7/13		75,000	75,022
0.875%, 10/28/13		2,050,000	2,032,930
1.000%, 12/9/13		250,000	247,574
1.125%, 12/16/13		100,000	99,036
1.625%, 1/21/14		100,000	100,205
1.000%, 1/27/14		150,000	147,756
1.375%, 2/3/14		500,000	497,229
1.500%, 2/11/14		200,000	199,701
1.450%, 2/24/14		100,000	99,530
1.375%, 2/25/14		4,900,000	4,902,259
1.350%, 3/28/14		100,000	99,226
1.200%, 4/28/14		150,000	147,856
2.875%, 2/9/15		1,500,000	1,553,347
2.375%, 7/28/15		100,000	99,837
2.250%, 8/12/15		100,000	99,560
2.000%, 8/25/15		200,000	196,647
2.125%, 8/25/15		100,000	98,663
1.750%, 11/23/15		250,000	242,488
2.100%, 12/15/15		100,000	98,868
2.250%, 12/21/15		100,000	99,221
2.250%, 12/22/15		150,000	148,229
2.250%, 12/23/15		150,000	149,047
5.500%, 8/23/17		2,450,000	2,812,277
Federal National Mortgage Association
1.000%, 4/4/12		2,000,000	2,012,528
1.250%, 6/22/12		2,000,000	2,018,444
1.125%, 7/30/12		500,000	503,806
4.375%, 9/15/12		500,000	527,166
0.375%, 12/28/12		4,900,000	4,858,282
0.875%, 12/28/12		200,000	199,436
1.000%, 1/7/13		100,000	99,911
1.750%, 2/22/13		1,650,000	1,677,614
3.250%, 4/9/13		2,450,000	2,569,856
1.750%, 5/7/13		1,450,000	1,473,339
1.500%, 6/26/13		400,000	404,512
4.375%, 7/17/13		1,650,000	1,765,304
1.375%, 7/19/13		300,000	300,199
1.250%, 7/29/13		350,000	349,402
1.350%, 8/16/13		250,000	249,325
1.250%, 8/23/13		350,000	349,897
1.000%, 9/23/13		2,050,000	2,041,033
1.200%, 9/27/13		200,000	199,091
1.125%, 10/8/13		100,000	99,067
1.000%, 10/15/13		100,000	99,020
0.750%, 10/25/13		500,000	493,833
0.875%, 11/4/13		100,000	98,454
0.800%, 11/29/13		150,000	148,187
1.000%, 11/29/13		1,000,000	989,238
1.125%, 12/2/13		100,000	99,674
0.750%, 12/18/13		3,250,000	3,200,554
1.300%, 12/30/13		100,000	99,620
1.375%, 12/30/13		100,000	99,608
1.500%, 12/30/13		100,000	99,674
1.400%, 1/6/14		100,000	99,591
1.450%, 1/24/14		800,000	800,366
1.375%, 1/27/14		200,000	199,011
1.550%, 1/27/14		100,000	99,604
1.350%, 2/24/14		150,000	149,801
1.500%, 2/25/14		350,000	349,474
1.700%, 2/25/14		150,000	150,575
1.250%, 2/27/14		1,200,000	1,196,543
1.000%, 4/25/14		500,000	491,157
1.800%, 6/2/14		100,000	100,044
1.750%, 7/14/14		200,000	200,619
1.550%, 8/12/14		100,000	98,682
1.250%, 10/28/14		150,000	146,472
2.375%, 7/28/15		15,110,000	15,266,268
2.000%, 8/5/15		100,000	98,982
2.000%, 8/24/15		4,100,000	4,038,730
1.875%, 9/9/15		250,000	245,763
1.875%, 10/15/15		100,000	98,497
1.625%, 10/26/15		4,350,000	4,232,741
1.550%, 10/27/15		150,000	145,523
1.650%, 10/29/15		200,000	193,102
1.625%, 11/9/15		100,000	96,737
1.500%, 11/23/15		200,000	192,346
2.000%, 11/30/15		150,000	148,684
2.000%, 12/15/15		100,000	98,651
2.000%, 3/28/16		100,000	97,267
2.250%, 3/28/16		100,000	98,853
2.350%, 9/23/16		100,000	98,301

			102,330,788

Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		1,200,000	1,279,851

Foreign Governments (2.4%)
Australia Government Bond
4.500%, 4/15/20	AUD	6,200,000	5,975,862
Canadian Government Bond
2.375%, 9/10/14		$800,000	820,314
Council of Europe Development Bank
2.625%, 2/16/16		400,000	402,434
Export-Import Bank of Korea
8.125%, 1/21/14		1,000,000	1,146,325
5.875%, 1/14/15		1,250,000	1,368,827
4.125%, 9/9/15		150,000	153,929
4.000%, 1/29/21		1,000,000	911,904
Federative Republic of Brazil
10.250%, 6/17/13		840,000	1,001,280
8.000%, 1/15/18		1,594,444	1,873,472
5.875%, 1/15/19		750,000	830,625
8.875%, 10/14/19		270,000	355,725
4.875%, 1/22/21		1,250,000	1,275,000
Japan Finance Organization for Municipalities
5.000%, 5/16/17		400,000	440,124

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
4.000%, 1/13/21		$300,000	$296,305
Norwegian Government Bond
6.500%, 5/15/13	N	OK 6,500,000	1,262,491
Province of British Columbia
2.850%, 6/15/15		$400,000	410,826
Province of Manitoba
4.900%, 12/6/16		400,000	443,053
Province of Nova Scotia
5.125%, 1/26/17		800,000	889,469
Province of Ontario
4.950%, 6/1/12		420,000	441,079
3.500%, 7/15/13		800,000	841,119
1.375%, 1/27/14		1,650,000	1,645,644
4.100%, 6/16/14		750,000	805,259
2.950%, 2/5/15		1,650,000	1,705,006
1.875%, 9/15/15		1,650,000	1,619,770
4.950%, 11/28/16		550,000	607,992
4.000%, 10/7/19		600,000	609,349
4.400%, 4/14/20		400,000	414,042
Province of Quebec
4.875%, 5/5/14		540,000	591,778
4.600%, 5/26/15		1,150,000	1,260,522
4.625%, 5/14/18		540,000	580,700
3.500%, 7/29/20		400,000	385,946
Republic of Chile
3.875%, 8/5/20		400,000	389,500
Republic of Hungary
4.750%, 2/3/15		200,000	200,750
6.250%, 1/29/20		500,000	508,750
Republic of Italy
5.625%, 6/15/12		1,850,000	1,942,108
4.375%, 6/15/13		1,000,000	1,053,699
2.125%, 9/16/13		300,000	300,568
4.500%, 1/21/15		3,000,000	3,156,723
5.250%, 9/20/16		1,130,000	1,202,560
Republic of Korea
5.750%, 4/16/14		850,000	926,110
7.125%, 4/16/19		400,000	471,462
Republic of Panama
5.200%, 1/30/20		650,000	689,000
Republic of Peru
8.375%, 5/3/16		250,000	306,875
7.125%, 3/30/19		500,000	590,000
Republic of Poland
5.250%, 1/15/14		800,000	855,094
3.875%, 7/16/15		300,000	303,221
6.375%, 7/15/19		1,000,000	1,112,740
Republic of South Africa
6.875%, 5/27/19		400,000	464,500
5.500%, 3/9/20		850,000	899,937
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§		3,000,000	3,055,941
State of Israel
5.125%, 3/1/14		120,000	129,856
5.500%, 11/9/16		850,000	940,624
5.125%, 3/26/19		300,000	316,474
United Mexican States
6.375%, 1/16/13		270,000	293,625
5.875%, 2/17/14		500,000	550,250
6.625%, 3/3/15		1,750,000	2,003,750
5.625%, 1/15/17		960,000	1,058,880
8.125%, 12/30/19		1,950,000	2,616,900
5.125%, 1/15/20		750,000	784,500

			58,490,568

Municipal Bonds (1.4%)
Chicago, Illinois Transit Authority
6.899%, 12/1/40		103,000	101,028
City of New York, New York
6.246%, 6/1/35		1,200,000	1,199,172
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30		1,500,000	1,499,025
Los Angeles County, California Public Works Financing Authority
6.091%, 8/1/22		1,400,000	1,354,136
Metro Wastewater Reclamation District
4.718%, 4/1/19		1,000,000	1,027,690
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,106,730
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		1,000,000	1,016,690
New York City Transitional Finance Authority
5.267%, 5/1/27		1,000,000	1,014,930
5.008%, 8/1/27		1,800,000	1,735,884
Northern California Power Agency
7.311%, 6/1/40		1,000,000	1,013,630
Port Authority of New York & New Jersey
5.647%, 11/1/40		700,000	669,893
San Diego County Regional Airport Authority
6.628%, 7/1/40		500,000	487,360
Seminole County Florida Water & Sewer
6.443%, 10/1/40		800,000	806,136
State of California
3.950%, 11/1/15		400,000	400,420
6.200%, 10/1/19		400,000	425,076
7.550%, 4/1/39		3,000,000	3,260,970
State of Illinois
3.321%, 1/1/13		100,000	99,965
4.071%, 1/1/14		100,000	99,869
4.421%, 1/1/15		100,000	99,419
4.961%, 3/1/16		650,000	648,511
5.665%, 3/1/18		500,000	499,045
State of Illinois Toll Highway Authority, Class A
5.293%, 1/1/24		3,000,000	2,943,090
State of Texas
4.631%, 4/1/33		700,000	639,492
Tennessee State School Bond Authority
4.848%, 9/15/27		1,000,000	940,350
Texas State Transportation Commission
5.028%, 4/1/26		1,800,000	1,806,606
University of California Medical Center
5.435%, 5/15/23		4,700,000	4,476,468
University of Texas
6.276%, 8/15/41		2,900,000	2,996,976

			32,368,561

Supranational (2.4%)
African Development Bank
3.000%, 5/27/14		500,000	520,892
2.500%, 3/15/16		800,000	801,254
Asian Development Bank
1.625%, 7/15/13		1,200,000	1,214,804
3.625%, 9/5/13		500,000	529,223
2.750%, 5/21/14		500,000	518,229
4.250%, 10/20/14		540,000	585,949
2.625%, 2/9/15		800,000	821,065
2.500%, 3/15/16		800,000	803,666
5.500%, 6/27/16		500,000	571,979
Corp. Andina de Fomento
3.750%, 1/15/16		800,000	791,652
8.125%, 6/4/19		325,000	390,573

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Eksportfinans ASA
1.875%, 4/2/13	$1,000,000	$1,014,136
2.000%, 9/15/15	1,250,000	1,222,773
European Bank for Reconstruction & Development
3.625%, 6/17/13	350,000	369,015
1.625%, 9/3/15	700,000	682,340
2.500%, 3/15/16	800,000	795,218
European Investment Bank
1.750%, 9/14/12	1,250,000	1,268,701
1.625%, 3/15/13	500,000	506,728
1.875%, 6/17/13	4,100,000	4,169,302
4.250%, 7/15/13	1,390,000	1,485,768
3.000%, 4/8/14	1,000,000	1,042,128
4.625%, 5/15/14	3,550,000	3,873,348
3.125%, 6/4/14	750,000	784,642
2.875%, 1/15/15	500,000	517,479
2.750%, 3/23/15	500,000	514,597
1.375%, 10/20/15	2,450,000	2,355,771
4.875%, 2/16/16	1,100,000	1,220,460
2.250%, 3/15/16	800,000	791,813
4.875%, 1/17/17	550,000	609,253
2.875%, 9/15/20	500,000	466,074
4.000%, 2/16/21	800,000	810,135
Export Development Canada
1.750%, 9/24/12	400,000	406,335
2.250%, 5/28/15	950,000	960,495
Inter-American Development Bank
4.375%, 9/20/12	550,000	579,669
1.750%, 10/22/12	1,000,000	1,015,941
3.000%, 4/22/14	1,650,000	1,723,484
5.125%, 9/13/16	280,000	315,571
4.250%, 9/10/18	1,000,000	1,074,099
3.875%, 2/14/20	1,000,000	1,033,043
International Bank for Reconstruction & Development
2.000%, 4/2/12	1,000,000	1,015,963
0.800%, 7/13/12	500,000	500,917
3.625%, 5/21/13	800,000	843,190
3.500%, 10/8/13	1,000,000	1,058,855
1.375%, 2/10/14	500,000	498,613
2.375%, 5/26/15	500,000	509,424
2.125%, 3/15/16	1,200,000	1,192,954
5.000%, 4/1/16	550,000	616,124
International Finance Corp.
3.500%, 5/15/13	400,000	422,454
3.000%, 4/22/14	1,250,000	1,305,751
2.125%, 11/17/17	400,000	387,237
Japan Finance Corp.
1.500%, 7/6/12	250,000	251,225
2.125%, 11/5/12	1,600,000	1,628,075
2.500%, 1/21/16	800,000	790,702
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,035,546
1.750%, 10/5/15§	400,000	387,789
Korea Development Bank
8.000%, 1/23/14	500,000	570,667
4.375%, 8/10/15	115,000	119,392
3.250%, 3/9/16	900,000	882,647
Nordic Investment Bank
1.625%, 1/28/13	400,000	405,675
3.625%, 6/17/13	550,000	580,899
2.625%, 10/6/14	100,000	103,129
2.500%, 7/15/15	800,000	814,298
5.000%, 2/1/17	250,000	279,193
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	313,440
1.750%, 10/20/15	800,000	776,368
5.125%, 3/1/17	200,000	221,231

		57,669,362

U.S. Government Agencies (8.4%)
Federal Farm Credit Bank
2.125%, 6/18/12	800,000	815,633
1.875%, 12/7/12	250,000	254,808
4.875%, 1/17/17	700,000	781,510
Federal Home Loan Bank
2.250%, 4/13/12	1,000,000	1,019,159
1.875%, 6/20/12	250,000	254,201
1.625%, 11/21/12	1,500,000	1,522,467
3.375%, 2/27/13	400,000	419,266
3.625%, 5/29/13	1,000,000	1,057,502
5.125%, 8/14/13	1,200,000	1,313,410
4.000%, 9/6/13	1,400,000	1,493,373
3.625%, 10/18/13	2,900,000	3,072,057
5.250%, 6/18/14	800,000	892,286
5.500%, 8/13/14	2,850,000	3,223,561
5.375%, 5/18/16	1,650,000	1,877,942
4.750%, 12/16/16	1,250,000	1,384,385
5.000%, 11/17/17	2,250,000	2,523,530
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,150,000	1,260,860
Federal Home Loan Mortgage Corp.
2.000%, 4/27/12	350,000	350,442
1.750%, 6/15/12	4,900,000	4,975,935
5.500%, 8/20/12	2,450,000	2,616,394
2.125%, 9/21/12	1,650,000	1,686,364
4.125%, 12/21/12	1,650,000	1,744,933
4.500%, 1/15/13	500,000	533,210
3.500%, 5/29/13	500,000	527,489
4.500%, 7/15/13	2,000,000	2,158,620
4.875%, 11/15/13	1,000,000	1,095,340
2.500%, 1/7/14	1,690,000	1,746,174
4.500%, 1/15/14	500,000	543,454
2.500%, 4/23/14	2,000,000	2,063,142
5.000%, 7/15/14	4,880,000	5,411,818
3.000%, 7/28/14	2,350,000	2,455,837
4.500%, 1/15/15	2,200,000	2,411,902
4.750%, 11/17/15	1,000,000	1,107,879
5.125%, 10/18/16	2,000,000	2,246,822
5.000%, 4/18/17	300,000	335,995
5.125%, 11/17/17	800,000	901,181
4.875%, 6/13/18	4,300,000	4,781,161
4.250%, 12/12/18	250,000	255,261
3.750%, 3/27/19	1,250,000	1,288,504
Federal National Mortgage Association
1.750%, 8/10/12	1,200,000	1,219,190
4.750%, 11/19/12	2,900,000	3,090,310
1.750%, 12/28/12	100,000	100,295
3.625%, 2/12/13	1,000,000	1,050,743
4.625%, 10/15/13	3,460,000	3,756,865
2.875%, 12/11/13	500,000	521,433
2.750%, 2/5/14	1,200,000	1,246,796
2.750%, 3/13/14	2,500,000	2,598,460
2.500%, 5/15/14	2,500,000	2,580,642
3.000%, 7/28/14	400,000	402,940
3.000%, 9/16/14	1,000,000	1,046,487
3.000%, 9/29/14	400,000	405,000
2.625%, 11/20/14	400,000	412,571
5.000%, 4/15/15#	15,610,000	17,367,327
4.375%, 10/15/15	1,650,000	1,800,115

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 3/15/16	$4,150,000	$4,649,116
4.875%, 12/15/16	1,700,000	1,893,264
5.000%, 2/13/17	2,000,000	2,236,154
5.000%, 5/11/17	1,390,000	1,555,865
5.375%, 6/12/17	2,450,000	2,793,610
4.000%, 8/1/40	1,999,999	1,970,703
3.500%, 12/1/40	2,986,042	2,815,628
4.000%, 4/25/41 TBA	81,000,000	79,683,750
4.500%, 4/25/41 TBA	1,000,000	1,017,734

		200,618,805

U.S. Treasuries (36.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,343,574
9.250%, 2/15/16	3,000,000	3,994,686
7.250%, 5/15/16	2,780,000	3,455,887
7.500%, 11/15/16	2,500,000	3,167,382
8.750%, 5/15/17	1,680,000	2,269,707
8.875%, 8/15/17	3,350,000	4,576,937
9.125%, 5/15/18	840,000	1,183,416
8.875%, 2/15/19	1,200,000	1,698,656
8.125%, 8/15/19	1,980,000	2,718,942
3.625%, 2/15/20	18,700,000	19,208,416
8.750%, 8/15/20	2,880,000	4,149,225
7.875%, 2/15/21	1,650,000	2,272,875
U.S. Treasury Notes
1.375%, 4/15/12	4,000,000	4,042,812
1.000%, 4/30/12	10,600,000	10,673,246
4.500%, 4/30/12	2,000,000	2,089,532
1.375%, 5/15/12	3,000,000	3,033,399
0.750%, 5/31/12	13,850,000	13,908,447
4.750%, 5/31/12	4,100,000	4,307,243
1.875%, 6/15/12	2,000,000	2,035,390
0.625%, 6/30/12	4,050,000	4,060,449
1.500%, 7/15/12	2,500,000	2,534,180
3.000%, 7/15/12 TIPS	400,000	524,759
0.625%, 7/31/12	4,000,000	4,009,080
4.625%, 7/31/12	4,100,000	4,326,300
1.750%, 8/15/12	22,550,000	22,941,107
4.375%, 8/15/12	2,000,000	2,106,718
0.375%, 8/31/12	5,000,000	4,991,600
4.125%, 8/31/12	4,400,000	4,623,608
1.375%, 9/15/12	8,200,000	8,300,261
0.375%, 9/30/12	16,300,000	16,259,250
1.375%, 10/15/12	8,000,000	8,098,128
0.375%, 10/31/12	10,000,000	9,966,800
1.375%, 11/15/12	5,000,000	5,061,330
4.000%, 11/15/12	5,750,000	6,064,226
1.125%, 12/15/12	6,200,000	6,248,924
0.625%, 12/31/12	17,900,000	17,884,624
3.625%, 12/31/12	8,000,000	8,414,376
1.375%, 1/15/13	12,200,000	12,344,399
0.625%, 1/31/13	12,200,000	12,178,077
2.875%, 1/31/13	1,500,000	1,560,175
1.375%, 2/15/13	5,700,000	5,767,465
3.875%, 2/15/13	2,500,000	2,648,438
2.750%, 2/28/13	9,750,000	10,122,479
1.375%, 3/15/13	5,700,000	5,766,120
1.750%, 4/15/13	9,000,000	9,170,190
3.125%, 4/30/13	5,300,000	5,554,649
1.375%, 5/15/13	3,000,000	3,032,820
3.500%, 5/31/13	1,680,000	1,776,207
3.375%, 6/30/13	5,450,000	5,751,025
1.000%, 7/15/13	6,500,000	6,510,140
3.375%, 7/31/13	2,520,000	2,662,536
0.750%, 8/15/13	12,200,000	12,138,048
3.125%, 8/31/13	3,000,000	3,154,686
0.750%, 9/15/13	5,000,000	4,968,360
3.125%, 9/30/13	8,250,000	8,677,969
0.500%, 10/15/13	9,750,000	9,616,698
2.750%, 10/31/13	2,520,000	2,629,265
0.500%, 11/15/13	5,000,000	4,924,610
4.250%, 11/15/13	4,100,000	4,439,853
2.000%, 11/30/13	5,050,000	5,167,175
1.500%, 12/31/13	4,940,000	4,986,698
1.750%, 1/31/14	8,090,000	8,217,037
1.250%, 2/15/14	16,250,000	16,260,156
4.000%, 2/15/14	2,000,000	2,161,094
1.875%, 2/28/14	3,500,000	3,564,806
1.750%, 3/31/14	3,000,000	3,043,125
1.875%, 4/30/14	3,000,000	3,051,798
4.750%, 5/15/14	15,000,000	16,597,260
2.250%, 5/31/14	4,100,000	4,214,993
2.625%, 6/30/14	2,000,000	2,078,438
2.625%, 7/31/14	5,000,000	5,193,750
4.250%, 8/15/14	6,500,000	7,107,854
2.375%, 8/31/14	14,200,000	14,617,125
2.375%, 9/30/14	4,000,000	4,115,312
2.375%, 10/31/14	4,700,000	4,831,088
4.250%, 11/15/14	2,700,000	2,957,556
2.125%, 11/30/14	3,500,000	3,563,711
2.625%, 12/31/14	8,500,000	8,800,152
2.250%, 1/31/15	5,500,000	5,613,437
4.000%, 2/15/15	2,410,000	2,617,487
2.375%, 2/28/15	6,300,000	6,453,594
2.500%, 3/31/15	3,500,000	3,599,820
2.500%, 4/30/15	4,000,000	4,109,064
4.125%, 5/15/15	2,000,000	2,183,750
2.125%, 5/31/15	15,400,000	15,568,476
1.875%, 6/30/15	8,550,000	8,545,323
1.750%, 7/31/15	4,000,000	3,970,000
4.250%, 8/15/15	2,790,000	3,062,243
1.250%, 8/31/15	3,000,000	2,907,657
1.250%, 9/30/15	11,450,000	11,073,398
1.250%, 10/31/15	5,000,000	4,824,610
4.500%, 11/15/15	9,850,000	10,928,112
1.375%, 11/30/15	8,150,000	7,892,126
2.125%, 12/31/15	2,500,000	2,500,585
2.000%, 1/31/16	2,500,000	2,481,835
4.500%, 2/15/16	2,000,000	2,219,376
2.625%, 2/29/16	8,000,000	8,162,496
2.250%, 3/31/16	14,600,000	14,617,082
2.375%, 3/31/16	3,000,000	3,020,859
2.625%, 4/30/16	1,500,000	1,526,484
5.125%, 5/15/16	3,350,000	3,816,645
3.250%, 5/31/16	6,550,000	6,859,081
3.250%, 6/30/16	3,000,000	3,138,750
3.250%, 7/31/16	1,000,000	1,045,234
4.875%, 8/15/16	1,380,000	1,557,675
3.000%, 8/31/16	3,000,000	3,093,282
3.000%, 9/30/16	4,100,000	4,223,320
3.125%, 10/31/16	5,400,000	5,590,264
4.625%, 11/15/16	5,000,000	5,573,830
2.750%, 11/30/16	6,500,000	6,591,917
3.250%, 12/31/16	7,350,000	7,638,833
3.125%, 1/31/17	12,200,000	12,588,875
4.625%, 2/15/17	4,450,000	4,960,010
3.000%, 2/28/17	4,300,000	4,399,437
3.250%, 3/31/17	2,400,000	2,487,000
3.125%, 4/30/17	4,100,000	4,214,029
4.500%, 5/15/17	2,000,000	2,213,438

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 5/31/17	$3,000,000	$3,015,234
2.500%, 6/30/17	8,150,000	8,063,406
2.375%, 7/31/17	3,000,000	2,940,000
4.750%, 8/15/17	2,600,000	2,914,439
1.875%, 8/31/17	3,500,000	3,318,710
1.875%, 9/30/17	8,200,000	7,756,692
1.875%, 10/31/17	5,000,000	4,722,265
4.250%, 11/15/17	5,050,000	5,505,288
2.250%, 11/30/17	8,150,000	7,872,395
2.750%, 12/31/17	1,000,000	995,391
2.625%, 1/31/18	2,500,000	2,465,040
3.500%, 2/15/18	3,250,000	3,383,302
2.750%, 2/28/18	9,750,000	9,676,115
3.875%, 5/15/18	2,200,000	2,339,218
4.000%, 8/15/18	5,300,000	5,670,173
3.750%, 11/15/18	5,110,000	5,368,694
2.750%, 2/15/19	10,600,000	10,357,355
3.125%, 5/15/19	10,650,000	10,649,169
3.625%, 8/15/19	24,000,000	24,810,000
3.375%, 11/15/19	9,450,000	9,553,364
3.500%, 5/15/20	13,400,000	13,581,168
2.625%, 8/15/20	13,850,000	12,993,031
2.625%, 11/15/20	4,000,000	3,732,500
3.625%, 2/15/21	5,700,000	5,781,048

		861,802,260

Total Government Securities		1,314,560,195

Time Deposits (0.3%)
Financials (0.3%)
Certificates of Deposit (0.3%)
Banco do Brasil S.A.
2.270%, 2/14/14(p)	5,600,000	5,592,328
Deutsche Bank AG
0.603%, 1/19/12	1,000,000	1,001,428
Intesa Sanpaolo S.p.A.
0.803%, 1/19/12	1,000,000	995,966

Total Financials		7,589,722

Total Time Deposits		7,589,722

Total Long-Term Debt Securities (102.8%) (Cost $2,427,008,662)		2,458,296,610

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
Gallery Media Holding Ltd. (ADR)*†	747	—
Network Communications, Inc. (ADR)(b)*†	310,800	15,540

Total Common Stocks (0.0%) (Cost $15,540)		15,540

	Number of Warrants	Value (Note 1)
WARRANT:
Industrials (0.0%)
Construction & Engineering (0.0%)
Alion Science and Technology Corp., expiring 3/15/17*† (Cost $—)	1,350	—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.2%)
Itau Unibanco Holding S.A.
3.38%, 2/6/12 (p)	$4,900,000	$4,828,460

Government Securities (0.1%)
U.S. Treasury Bills
0.16%, 9/15/11 (p)	2,300,000	2,298,294

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/11	45,550,939	45,550,939

Total Short-Term Investments (2.2%) (Cost $52,680,770)		52,677,693

Total Investments Before Options Written (105.0%) (Cost $2,479,704,972)		2,510,989,843

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes April 2011 @ $123.00*	(80)	(2,500)

		(2,500)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes April 2011 @ $118.50*	(80)	(45,000)

		(45,000)

Total Options Written (0.0%) (Premiums Received $67,100)		(47,500)

Total Investments after Options Written (105.0%) (Cost $2,479,637,872)		2,510,942,343
Other Assets Less Liabilities (-5.0%)		(119,901,569)

Net Assets (100%)		$2,391,040,774

*	Non-income producing.

†	Securities (totaling $7,432,120 or 0.3% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2011, the market value of these securities amounted to $301,252,513 or 12.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $516,236.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Glossary:

ABS	—	Asset-Backed Security
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
NOK	—	Norwegian Krone
PIK	—	Payment-in Kind Security
TBA	—	Security is subject to delayed delivery.
TIPS	—	Treasury Inflation Protected Security

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	67	June-11	$7,958,868	$7,975,094	$16,226
3 Month Euro Euribor	134	March-12	46,483,087	46,374,752	(108,335)
3 Month Euro Euribor	79	March-13	27,173,497	27,150,009	(23,488)

					$(115,597)

At March 31, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/29/11	Barclays Bank plc	405	$417,629	$397,483	$20,146
Australian Dollar vs. U.S. Dollar, expiring 4/29/11	Westpac Banking Corp.	382	393,912	373,412	20,500
British Pound vs. U.S. Dollar, expiring 6/28/11	JPMorgan Chase Bank	1,175	1,882,722	1,883,933	(1,211)
British Pound vs. U.S. Dollar, expiring 6/28/11	JPMorgan Chase Bank	1,350	2,163,128	2,179,876	(16,748)
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	18,522	2,828,888	2,800,000	28,888
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	30,445	4,687,953	4,600,000	87,953
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	20,016	3,082,136	3,070,000	12,136
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	28,884	4,447,513	4,430,000	17,513
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	6,877	1,062,508	1,070,714	(8,206)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,477	2,092,722	1,880,812	211,910
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	988	1,399,871	1,329,354	70,517
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,400	1,983,623	1,948,240	35,383
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	650	920,968	890,630	30,338
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	800	1,133,782	1,099,400	34,382
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Bank of America	712	1,008,797	970,719	38,078
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Bank of America	4,100	5,809,085	5,613,720	195,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	700	$991,795	$974,901	$16,894
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Royal Bank of Canada	1,110	1,572,704	1,514,511	58,193
European Union Euro vs. U.S. Dollar, expiring 4/20/11	Citibank N.A.	700	991,779	986,920	4,859
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,222,097	2,148,221	73,876
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	425	599,614	581,942	17,672
Korean Won vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	2,024,210	1,844,217	1,823,941	20,276
Korean Won vs. U.S. Dollar, expiring 5/9/11	Bank of America	1,889,890	1,719,165	1,700,000	19,165
Korean Won vs. U.S. Dollar, expiring 5/9/11	Barclays Bank plc	1,445,210	1,314,655	1,300,000	14,655
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	476,700	433,637	422,045	11,592
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	329,000	299,280	293,279	6,001
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	516,366	469,719	461,041	8,678
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	178,000	161,920	158,560	3,360
Korean Won vs. U.S. Dollar, expiring 5/9/11	JPMorgan Chase Bank	535,700	487,307	472,385	14,922
Korean Won vs. U.S. Dollar, expiring 8/12/11	Citibank N.A.	2,024,210	1,830,440	1,800,098	30,342
Mexican Peso vs. U.S. Dollar, expiring 7/7/11	HSBC Bank plc	530	44,157	42,672	1,485
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	Barclays Bank plc	56,629	10,223,509	9,830,826	392,683
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	Barclays Bank plc	2,573	464,516	459,854	4,662
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Barclays Bank plc	700	555,524	547,485	8,039
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	800	634,884	626,191	8,693
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	Citibank N.A.	900	714,244	703,180	11,064
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	2,616	2,076,279	2,054,582	21,697
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	900	714,244	703,606	10,638
Singapore Dollar vs. U.S. Dollar, expiring 9/9/11	JPMorgan Chase Bank	300	238,081	234,212	3,869
Swiss Franc vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	1,800	1,960,763	1,960,528	235
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	65,481	2,246,612	2,300,000	(53,388)

					$1,487,106

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/29/11	HSBC Bank plc	6,310	$6,514,444	$6,506,767	$7,677
British Pound vs. U.S. Dollar, expiring 6/28/11	JPMorgan Chase Bank	2,525	4,015,533	4,045,850	(30,317)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/28/11	JPMorgan Chase Bank	1,025	$1,646,697	$1,642,375	$4,322
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	18,522	2,820,466	2,828,888	(8,422)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	64,350	9,900,000	9,908,649	(8,649)
Danish Krone vs. U.S. Dollar, expiring 5/5/11	JPMorgan Chase Bank	1,080	199,736	205,178	(5,442)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	37,659	6,585,411	7,110,068	(524,657)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	15,078	2,630,515	2,846,742	(216,227)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,510	3,302,909	3,556,352	(253,443)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,005	2,730,208	2,840,831	(110,623)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	846	1,175,940	1,198,675	(22,735)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	760	978,880	1,076,824	(97,944)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,025	2,867,400	2,869,168	(1,768)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	3,658	4,838,364	5,182,923	(344,559)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,075	2,837,479	2,940,012	(102,533)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	3,340	4,549,635	4,732,357	(182,722)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Barclays Bank plc	285	396,193	403,802	(7,609)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Citibank N.A.	236	321,545	334,377	(12,832)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Citibank N.A.	13,787	18,607,763	19,534,111	(926,348)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	295	405,410	417,971	(12,561)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	2,104	2,900,448	2,981,052	(80,604)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	JPMorgan Chase Bank	241	332,583	341,461	(8,878)
European Union Euro vs. U.S. Dollar, expiring 4/19/11	Royal Bank of Canada	10	13,808	14,169	(361)
European Union Euro vs. U.S. Dollar, expiring 5/17/11	JPMorgan Chase Bank	575	811,147	814,263	(3,116)
European Union Euro vs. U.S. Dollar, expiring 5/17/11	JPMorgan Chase Bank	650	875,759	920,472	(44,713)
European Union Euro vs. U.S. Dollar, expiring 5/17/11	JPMorgan Chase Bank	1,425	1,956,988	2,017,957	(60,969)
European Union Euro vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	500	705,630	707,483	(1,853)
European Union Euro vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	2,375	3,169,438	3,360,546	(191,108)
European Union Euro vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	2,800	3,721,200	3,961,907	(240,707)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,052,698	2,222,098	(169,400)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,125	1,549,126	1,587,213	(38,087)
Japanese Yen vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	150,000	1,823,941	1,803,419	20,522
Japanese Yen vs. U.S. Dollar, expiring 4/14/11	JPMorgan Chase Bank	91,263	1,094,635	1,097,236	(2,601)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Korean Won vs. U.S. Dollar, expiring 4/14/11	Citibank N.A.	2,024,210	$1,812,996	$1,844,217	$(31,221)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	2,062,800	1,800,000	1,876,455	(76,455)
Norwegian Krone vs. U.S. Dollar, expiring 5/5/11	JPMorgan Chase Bank	7,369	1,251,017	1,330,361	(79,344)
Swiss Franc vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	1,800	1,912,940	1,960,763	(47,823)

					$(3,914,110)

					$(2,427,004)

Options Written:

Options written through the period ended March 31, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2011	452	$206,136
Options Written	914	234,965
Options Terminated in Closing Purchase Transactions	(1,206)	(374,001)
Options Expired	—	—
Options Exercised	—	—

Options Outstanding—March 31, 2011	160	$67,100

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$6,592,470	$5,362,161	$11,954,631
Non-Agency CMO	—	23,375,934	—	23,375,934
Common Stocks
Consumer Discretionary	—	—	15,540	15,540
Corporate Bonds
Consumer Discretionary	—	94,500,587	2,547,469	97,048,056
Consumer Staples	—	68,145,506	—	68,145,506
Energy	—	82,237,266	—	82,237,266
Financials	—	482,466,965	1,761,300	484,228,265
Health Care	—	55,692,989	163,073	55,856,062
Industrials	—	87,236,423	1,100,000	88,336,423
Information Technology	—	37,317,567	—	37,317,567

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$—	$75,845,880	$—	$75,845,880
Telecommunication Services	—	57,567,917	—	57,567,917
Utilities	—	54,233,186	—	54,233,186
Forward Currency Contracts	—	1,599,180	—	1,599,180
Futures	16,226	—	—	16,226
Government Securities
Agency ABS	—	102,330,788	—	102,330,788
Agency CMO	—	1,279,851	—	1,279,851
Foreign Governments	—	58,490,568	—	58,490,568
Municipal Bonds	—	32,368,561	—	32,368,561
Supranational	—	57,669,362	—	57,669,362
U.S. Government Agencies	—	200,618,805	—	200,618,805
U.S. Treasuries	—	861,802,260	—	861,802,260
Short-Term Investments	—	52,677,693	—	52,677,693
Time Deposits
Certificates of Deposit	—	7,589,722	—	7,589,722
Warrants
Industrials	—	—	—	—

Total Assets	$16,226	$2,501,639,480	$10,949,543	$2,512,605,249

Liabilities:
Forward Currency Contracts	$—	$(4,026,184)	$—	$(4,026,184)
Futures	(131,823)	—	—	(131,823)
Options Written
Call Options Written	(2,500)	—	—	(2,500)
Put Options Written	(45,000)	—	—	(45,000)

Total Liabilities	$(179,323)	$(4,026,184)	$—	$(4,205,507)

Total	$(163,097)	$2,497,613,296	$10,949,543	$2,508,399,742

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt-Asset- Backed Securities	Investments in Corporate Bonds-Consumer Discretionary	Investments in Corporate Bonds- Financials
Balance as of 12/31/10	$1,904,751	$1,224,469	$—
Total gains or losses (realized/unrealized) included in earnings	(62,319)	—	6,838
Purchases	4,859,601	1,323,000	—
Sales	(375,949)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	1,754,462
Transfers out of Level 3	(963,923)	—	—

Balance as of 3/31/11	$5,362,161	$2,547,469	$1,761,300

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(64,375)	$—	$6,838

	Investments in Corporate Bonds- Health Care	Investments in Corporate Bonds- Industrials
Balance as of 12/31/10	$163,073	$1,100,000
Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$163,073	$1,100,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$—	$—

	Investments in Common Stock-Consumer Discretionary	Investments in Warrants- Telecommunication Services
Balance as of 12/31/10	$—	$68,720
Total gains or losses (realized/unrealized) included in earnings	—	77,310
Purchases	15,540	—
Sales	—	(146,030)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$15,540	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$—	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,074,330,368
Long-term U.S. Treasury securities	617,014,855

$1,691,345,223

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,382,327,464
Long-term U.S. Treasury securities	395,927,677

$1,778,255,141

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,876,702
Aggregate gross unrealized depreciation	(13,110,382)

Net unrealized appreciation	$30,766,320

Federal income tax cost of investments	$2,480,223,523

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.2%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	21,722	$273,480
Amerigon, Inc.*	7,800	119,106
Cooper Tire & Rubber Co.	21,758	560,268
Dana Holding Corp.*	46,098	801,644
Dorman Products, Inc.*	4,042	170,128
Drew Industries, Inc.	2,532	56,540
Exide Technologies, Inc.*	6,616	73,967
Fuel Systems Solutions, Inc.*	5,186	156,513
Shiloh Industries, Inc.	848	9,905
Standard Motor Products, Inc.	1,557	21,533
Stoneridge, Inc.*	5,484	80,176
Superior Industries International, Inc.	2,140	54,870
Tenneco, Inc.*	21,267	902,784

		3,280,914

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	139,529

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	477	15,765
Pool Corp.	17,588	424,047
Weyco Group, Inc.	1,323	32,360

		472,172

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	6,590	266,565
Archipelago Learning, Inc.*	4,259	36,414
Bridgepoint Education, Inc.*	120,091	2,053,556
Cambium Learning Group, Inc.*	5,295	18,003
Capella Education Co.*	6,001	298,790
Coinstar, Inc.*	37,450	1,719,704
Corinthian Colleges, Inc.*	30,887	136,521
CPI Corp.	1,898	42,724
Grand Canyon Education, Inc.*	59,195	858,327
K12, Inc.*	8,966	302,154
Learning Tree International, Inc.	2,269	19,945
Lincoln Educational Services Corp.	4,944	78,560
Matthews International Corp., Class A	10,760	414,798
Pre-Paid Legal Services, Inc.*	2,733	180,378
Princeton Review, Inc.*	6,100	2,330
Sotheby’s, Inc.	23,786	1,251,144
Steiner Leisure Ltd.*	5,438	251,562
Universal Technical Institute, Inc.	7,656	148,909

		8,080,384

Hotels, Restaurants & Leisure (2.9%)
AFC Enterprises, Inc.*	7,567	114,489
Ambassadors Group, Inc.	7,019	76,858
Ameristar Casinos, Inc.	9,514	168,873
Biglari Holdings, Inc.*	52	22,025
BJ’s Restaurants, Inc.*	41,800	1,643,994
Bravo Brio Restaurant Group, Inc.* .	3,028	53,565
Buffalo Wild Wings, Inc.*	6,432	350,094
California Pizza Kitchen, Inc.*	7,081	119,527
Caribou Coffee Co., Inc.*	2,699	27,449
Carrols Restaurant Group, Inc.*	4,538	42,067
CEC Entertainment, Inc.	7,301	275,467
Cheesecake Factory, Inc.*	21,317	641,429
Churchill Downs, Inc.	648	26,892
Country Style Cooking Restaurant Chain Co., Ltd. (ADR)*	51,071	843,693
Cracker Barrel Old Country Store, Inc.	7,704	378,575
Denny’s Corp.*	35,801	145,352
DineEquity, Inc.*	6,495	357,095
Domino’s Pizza, Inc.*	4,881	89,957
Einstein Noah Restaurant Group, Inc.	2,054	33,439
Empire Resorts, Inc.*	9,232	5,724
Gaylord Entertainment Co.*	60,800	2,108,544
Interval Leisure Group, Inc.*	14,200	232,170
Jack in the Box, Inc.*	16,578	375,989
Jamba, Inc.*	22,557	49,625
Krispy Kreme Doughnuts, Inc.*	21,210	149,318
Lakes Entertainment, Inc.*	45,493	122,831
Life Time Fitness, Inc.*	13,120	489,507
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,280	16,462
Monarch Casino & Resort, Inc.*	845	8,788
Morgans Hotel Group Co.*	3,243	31,781
P.F. Chang’s China Bistro, Inc.	100,854	4,658,446
Papa John’s International, Inc.*	5,468	173,172
Peet’s Coffee & Tea, Inc.*	4,293	206,450
Pinnacle Entertainment, Inc.*	1,296	17,652
Ruby Tuesday, Inc.*	71,500	937,365
Ruth’s Hospitality Group, Inc.*	10,808	55,769
Scientific Games Corp., Class A*	148,913	1,301,500
Shuffle Master, Inc.*	138,743	1,481,775
Sonic Corp.*	22,177	200,702
Texas Roadhouse, Inc	20,236	343,810
Vail Resorts, Inc.*	69,017	3,365,269
WMS Industries, Inc.*	13,627	481,714

		22,225,203

Household Durables (1.1%)
American Greetings Corp., Class A	880	20,768
Blyth, Inc.	637	20,696
Brookfield Incorporacoes S.A.	344,410	1,780,431
Cavco Industries, Inc.*	516	23,302
Ethan Allen Interiors, Inc.	3,083	67,518
Gafisa S.A. (ADR)	100,516	1,290,625
Harman International Industries, Inc.	15,500	725,710
iRobot Corp.*	54,505	1,792,669
Kid Brands, Inc.*	417,100	3,065,685
La-Z-Boy, Inc.*	2,096	20,017
Sealy Corp.*	6,666	16,932
Universal Electronics, Inc.*	2,010	59,416

		8,883,769

Internet & Catalog Retail (1.4%)
Blue Nile, Inc.*	76,056	4,106,263
drugstore.com, Inc.*	33,540	129,129
E-Commerce China Dangdang, Inc. (ADR)*	48,124	992,798
HSN, Inc.*	13,840	443,295
MakeMyTrip Ltd.*	24,805	727,035
Nutrisystem, Inc.	9,754	141,335
Orbitz Worldwide, Inc.*	7,156	25,547
Overstock.com, Inc.*	5,300	83,316
PetMed Express, Inc.	8,361	132,606
Shutterfly, Inc.*	77,777	4,072,404
U.S. Auto Parts Network, Inc.*	4,802	41,777
Vitacost.com, Inc.(b)*†	5,224	22,333

		10,917,838

Leisure Equipment & Products (0.9%)
Brunswick Corp.	31,533	801,884
Eastman Kodak Co.*	95,983	310,025
Leapfrog Enterprises, Inc.*	10,259	44,319
Marine Products Corp.*	3,670	29,103

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Polaris Industries, Inc.	34,937	$3,040,218
RC2 Corp.*	685	19,248
Smith & Wesson Holding Corp.*	20,677	73,403
Sturm Ruger & Co., Inc.	7,007	160,951
Summer Infant, Inc.*	4,218	33,744
Universal Entertainment Corp.	77,500	2,274,315

		6,787,210

Media (1.2%)
Arbitron, Inc.	9,533	381,606
Ballantyne Strong, Inc.*	5,224	37,456
Beasley Broadcasting Group, Inc., Class A*	1,420	10,423
Belo Corp., Class A*	33,181	292,325
Carmike Cinemas, Inc.*	1,995	14,264
CKX, Inc.*	3,305	13,947
Dex One Corp.*	1,071	5,184
Entercom Communications Corp., Class A*	7,200	79,344
Entravision Communications Corp., Class A*	17,965	48,685
Global Sources Ltd.*	6,339	73,722
Harte-Hanks, Inc.	14,131	168,159
Journal Communications, Inc., Class A*	2,123	12,738
Knology, Inc.*	10,236	132,147
Lee Enterprises, Inc.*	16,382	44,231
Lions Gate Entertainment Corp.*	17,700	110,625
Live Nation Entertainment, Inc.*	136,948	1,369,480
LodgeNet Interactive Corp.*	2,720	9,901
Martha Stewart Living Omnimedia, Inc., Class A*	9,681	35,916
McClatchy Co., Class A*	21,669	73,675
Media General, Inc., Class A*	1,760	12,109
Morningstar, Inc.	38,714	2,260,123
National CineMedia, Inc.	124,386	2,322,287
ReachLocal, Inc.*	35,634	712,680
Rentrak Corp.*	3,465	93,278
Sinclair Broadcast Group, Inc., Class A	1,316	16,503
SuperMedia, Inc.*	4,627	28,872
Valassis Communications, Inc.*	17,792	518,459
Value Line, Inc.	550	8,140
Warner Music Group Corp.*	4,810	32,564
Westwood One, Inc.*	1,926	13,963
World Wrestling Entertainment, Inc., Class A	8,028	100,912

		9,033,718

Multiline Retail (0.0%)
99 Cents Only Stores*	13,931	273,048
Bon-Ton Stores, Inc.*	1,501	23,265
Retail Ventures, Inc.*	8,347	143,986

		440,299

Specialty Retail (1.6%)
America’s Car-Mart, Inc.*	1,783	45,966
ANN, Inc.*	19,379	564,123
Asbury Automotive Group, Inc.*	10,438	192,999
Ascena Retail Group, Inc.*	19,619	635,852
bebe stores, Inc.	2,270	13,279
Big 5 Sporting Goods Corp.	7,397	88,172
Brown Shoe Co., Inc.	10,748	131,341
Buckle, Inc.	8,815	356,126
Casual Male Retail Group, Inc.*	13,458	66,079
Cato Corp., Class A	9,683	237,234
Children’s Place Retail Stores, Inc.*	8,307	413,938
Christopher & Banks Corp.	7,395	47,920
Citi Trends, Inc.*	62,710	1,397,806
Coldwater Creek, Inc.*	21,814	57,589
Collective Brands, Inc.*	15,009	323,894
Destination Maternity Corp.	3,400	78,438
DSW, Inc., Class A*	5,124	204,755
Express, Inc.	64,840	1,266,974
Finish Line, Inc., Class A	5,430	107,786
Genesco, Inc.*	832	33,446
Group 1 Automotive, Inc.	1,929	82,561
Haverty Furniture Cos., Inc.	806	10,688
hhgregg, Inc.*	38,552	516,211
Hibbett Sports, Inc.*	10,224	366,121
HOT Topic, Inc.	6,892	39,284
Jos. A. Bank Clothiers, Inc.*	9,698	493,434
Kirkland’s, Inc.*	6,048	93,381
Lumber Liquidators Holdings, Inc.* .	8,072	201,719
Midas, Inc.*	5,002	38,365
Monro Muffler Brake, Inc.	10,602	349,654
OfficeMax, Inc.*	11,081	143,388
Penske Automotive Group, Inc.*	5,859	117,297
Pier 1 Imports, Inc.*	134,795	1,368,169
Rue21, Inc.*	5,341	153,821
Sally Beauty Holdings, Inc.*	30,531	427,739
Select Comfort Corp.*	16,447	198,351
Shoe Carnival, Inc.*	629	17,643
Sonic Automotive, Inc., Class A	2,238	31,354
Stein Mart, Inc.	3,965	40,086
Systemax, Inc.*	3,277	44,305
Talbots, Inc.*	22,247	134,372
Ulta Salon Cosmetics & Fragrance, Inc.*	11,129	535,639
Vitamin Shoppe, Inc.*	5,773	195,301
Wet Seal, Inc., Class A*	27,053	115,787
Winmark Corp.	884	40,779
Zumiez, Inc.*	7,200	190,296

		12,209,462

Textiles, Apparel & Luxury Goods (3.6%)
Carter’s, Inc.*	21,218	607,471
Cherokee, Inc.	3,000	51,780
Crocs, Inc.*	30,779	549,097
Culp, Inc.*	3,244	30,104
Deckers Outdoor Corp.*	62,829	5,412,718
G-III Apparel Group Ltd.*	152,899	5,745,944
Iconix Brand Group, Inc.*	244,000	5,241,120
Joe’s Jeans, Inc.*	15,312	16,231
Kenneth Cole Productions, Inc., Class A*	972	12,607
K-Swiss, Inc., Class A*	4,799	54,085
LaCrosse Footwear, Inc.	1,773	32,499
Liz Claiborne, Inc.*	34,266	184,694
Maidenform Brands, Inc.*	8,295	236,988
Oxford Industries, Inc.	5,053	172,762
Perry Ellis International, Inc.*	191,400	5,267,328
R.G. Barry Corp.	3,110	40,710
Skechers U.S.A., Inc., Class A*	12,298	252,601
Steven Madden Ltd.*	8,773	411,717
Timberland Co., Class A*	9,752	402,660
True Religion Apparel, Inc.*	9,200	215,924
Under Armour, Inc., Class A*	12,491	850,013
Vera Bradley, Inc.*	3,173	133,932
Volcom, Inc.	6,979	129,321
Warnaco Group, Inc.*	15,713	898,627

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	17,310	$645,317

		27,596,250

Total Consumer Discretionary		110,066,748

Consumer Staples (1.7%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	3,023	279,990
Coca-Cola Bottling Co. Consolidated	1,430	95,581
Heckmann Corp.*	32,558	213,255
MGP Ingredients, Inc.	1,002	8,737
National Beverage Corp.	4,116	56,513
Primo Water Corp.*	43,235	529,629

		1,183,705

Food & Staples Retailing (0.2%)
Arden Group, Inc., Class A	500	38,155
Casey’s General Stores, Inc.	4,904	191,256
Fresh Market, Inc.*	1,824	68,838
Pantry, Inc.*	774	11,479
Pricesmart, Inc.	5,555	203,535
Rite Aid Corp.*	14,573	15,447
Ruddick Corp.	7,643	294,943
United Natural Foods, Inc.*	17,112	766,960
Village Super Market, Inc., Class A	1,375	40,013

		1,630,626

Food Products (1.2%)
Alico, Inc.	531	14,215
B&G Foods, Inc.	9,907	185,954
Bridgford Foods Corp.	711	7,970
Calavo Growers, Inc.	4,074	89,017
Cal-Maine Foods, Inc.	4,331	127,765
Darling International, Inc.*	383,222	5,890,122
Diamond Foods, Inc.	7,835	437,193
Hain Celestial Group, Inc.*	18,600	600,408
J&J Snack Foods Corp.	4,677	220,146
Lancaster Colony Corp.	6,517	394,930
Lifeway Foods, Inc.*	1,881	19,600
Limoneira Co.	2,908	68,920
Pilgrim’s Pride Corp.*	8,306	64,039
Sanderson Farms, Inc.	7,281	334,344
Smart Balance, Inc.*	10,722	49,214
Snyders-Lance, Inc.	9,241	183,434
Tootsie Roll Industries, Inc.	7,516	213,151

		8,900,422

Household Products (0.0%)
Oil-Dri Corp. of America	723	15,400
WD-40 Co.	5,357	226,815

		242,215

Personal Products (0.1%)
Female Health Co.	6,628	33,074
Inter Parfums, Inc.	5,358	99,177
Medifast, Inc.*	4,911	96,992
Nature’s Sunshine Products, Inc.*	2,897	25,957
Nu Skin Enterprises, Inc., Class A	17,320	497,950
Revlon, Inc., Class A*	1,894	30,058
Schiff Nutrition International, Inc.	1,394	12,699
Synutra International, Inc.*	6,531	75,107
USANA Health Sciences, Inc.*	2,222	76,681

		947,695

Tobacco (0.0%)
Star Scientific, Inc.*	33,712	153,053
Vector Group Ltd.	11,029	190,691

		343,744

Total Consumer Staples		13,248,407

Energy (5.3%)
Energy Equipment & Services (0.5%)
CARBO Ceramics, Inc.	6,781	956,935
Dril-Quip, Inc.*	12,057	952,865
ION Geophysical Corp.*	45,202	573,613
Key Energy Services, Inc.*	2,607	40,539
Lufkin Industries, Inc.	10,607	991,436
Matrix Service Co.*	1,525	21,198
Newpark Resources, Inc.*	2,197	17,268
OYO Geospace Corp.*	1,389	136,928
RPC, Inc.	15,326	388,054
TETRA Technologies, Inc.*	2,918	44,937

		4,123,773

Oil, Gas & Consumable Fuels (4.8%)
Abraxas Petroleum Corp.*	1,036,243	6,062,022
Apco Oil and Gas International, Inc.	3,300	283,008
BPZ Resources, Inc.*	8,412	44,668
Brigham Exploration Co.*	177,006	6,581,083
Callon Petroleum Co.*	13,382	103,978
CAMAC Energy, Inc.*	17,237	25,856
Carrizo Oil & Gas, Inc.*	54,415	2,009,546
Cheniere Energy, Inc.*	7,486	69,695
Clayton Williams Energy, Inc.*	1,931	204,107
Clean Energy Fuels Corp.*	16,122	264,078
Cloud Peak Energy, Inc.*	2,282	49,268
Contango Oil & Gas Co.*	2,556	161,641
Endeavour International Corp.*	10,422	132,359
Energy XXI Bermuda Ltd.*	26,166	892,261
Evolution Petroleum Corp.*	5,609	43,750
FX Energy, Inc.*	17,458	145,949
Golar LNG Ltd.	987	25,247
Gulfport Energy Corp.*	10,138	366,489
Hallador Energy Co.	1,347	15,625
Houston American Energy Corp.	6,576	101,336
Isramco, Inc.*	432	28,080
James River Coal Co.*	10,032	242,473
Kodiak Oil & Gas Corp.*	178,945	1,198,932
L&L Energy, Inc.*	6,036	41,769
Magnum Hunter Resources Corp.*	761,694	6,527,718
McMoRan Exploration Co.*	34,235	606,302
Northern Oil and Gas, Inc.*	19,314	515,684
Oasis Petroleum, Inc.*	37,035	1,171,047
Panhandle Oil and Gas, Inc., Class A.	2,676	84,695
PetroQuest Energy, Inc.*	4,657	43,590
RAM Energy Resources, Inc.*	18,719	38,936
Rentech, Inc.*	79,931	99,914
Resolute Energy Corp.*	1,332	24,162
Rex Energy Corp.*	1,971	22,962
Rosetta Resources, Inc.*	11,537	548,469
Scorpio Tankers, Inc.*	4,064	41,940
Stone Energy Corp.*	1,123	37,475
Swift Energy Co.*	28,000	1,195,040
Syntroleum Corp.*	25,240	57,042
Targa Resources Corp	2,573	93,246
TransAtlantic Petroleum Ltd.*	53,532	165,949
Uranium Energy Corp.*	22,167	88,446
VAALCO Energy, Inc.*	2,365	18,352
Venoco, Inc.*	1,658	28,335
W&T Offshore, Inc.	846	19,280
Warren Resources, Inc.*	4,239	21,577
World Fuel Services Corp.	157,717	6,404,887

		36,948,268

Total Energy		41,072,041

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Financials (3.9%)
Capital Markets (1.1%)
Artio Global Investors, Inc.	9,133	$147,589
BGC Partners, Inc., Class A	20,781	193,055
Cetip S.A.	63,108	1,030,122
Cohen & Steers, Inc.	5,010	148,697
Diamond Hill Investment Group, Inc.	795	63,600
Duff & Phelps Corp., Class A	10,049	160,583
Epoch Holding Corp.	4,445	70,142
Evercore Partners, Inc., Class A	5,347	183,349
Financial Engines, Inc.*	19,908	548,664
FXCM, Inc., Class A	3,019	39,338
GAMCO Investors, Inc., Class A	1,400	64,904
GFI Group, Inc.	13,863	69,592
Gleacher & Co., Inc.*	13,458	23,417
Greenhill & Co., Inc.	51,557	3,391,935
HFF, Inc., Class A*	4,654	69,996
Internet Capital Group, Inc.*	960	13,632
KBW, Inc.	8,667	226,989
Ladenburg Thalmann Financial Services, Inc.*	32,730	37,640
MF Global Holdings Ltd.*	113,000	935,640
optionsXpress Holdings, Inc.	15,127	276,975
Pzena Investment Management, Inc., Class A	2,678	18,907
Rodman & Renshaw Capital Group, Inc.*	5,565	11,408
Stifel Financial Corp.*	11,015	790,767
TradeStation Group, Inc.*	3,669	25,756
Virtus Investment Partners, Inc.*	1,678	98,868
Westwood Holdings Group, Inc.	1,986	79,936

		8,721,501

Commercial Banks (0.3%)
Arrow Financial Corp.	502	12,420
Bank of the Ozarks, Inc.	558	24,390
Bridge Bancorp, Inc.	1,139	25,480
First Commonwealth Financial Corp.	55,815	382,333
First Financial Bankshares, Inc.	2,965	152,312
Investors Bancorp, Inc.*	2,379	35,423
Park Sterling Corp.*	52,600	255,110
Signature Bank/New York*	14,405	812,442
Suffolk Bancorp	1,200	25,176
SY Bancorp, Inc.	988	24,858
Westamerica Bancorp	4,182	214,829

		1,964,773

Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	2,818	14,935
Cash America International, Inc.	3,344	153,991
Credit Acceptance Corp.*	1,810	128,438
Dollar Financial Corp.*	124,403	2,581,362
EZCORP, Inc., Class A*	15,319	480,863
First Cash Financial Services, Inc.*	10,906	420,972
Nelnet, Inc., Class A	801	17,486
Netspend Holdings, Inc.*	41,746	439,168
World Acceptance Corp.*	3,006	195,991

		4,433,206

Diversified Financial Services (0.7%)
Compass Diversified Holdings	1,452	21,403
Encore Capital Group, Inc.*	3,568	84,526
Life Partners Holdings, Inc.	3,260	26,210
MarketAxess Holdings, Inc.	9,935	240,427
MSCI, Inc., Class A*	113,339	4,173,142
Pico Holdings, Inc.*	20,850	626,751
Portfolio Recovery Associates, Inc.*	6,092	518,612

		5,691,071

Insurance (0.6%)
CNO Financial Group, Inc.*	6,482	48,680
Crawford & Co., Class B	8,733	41,569
eHealth, Inc.*	8,033	106,839
First American Financial Corp.	2,599	42,884
Greenlight Capital Reinsurance Ltd., Class A*	103,778	2,927,577
Tower Group, Inc.	67,099	1,612,389

		4,779,938

Real Estate Investment Trusts (REITs) (0.5%)
Acadia Realty Trust (REIT)	2,900	54,868
Alexander’s, Inc. (REIT)	467	190,046
Associated Estates Realty Corp. (REIT)	8,217	130,486
DuPont Fabros Technology, Inc. (REIT)	5,476	132,793
EastGroup Properties, Inc. (REIT)	4,436	195,051
Equity Lifestyle Properties, Inc. (REIT)	6,281	362,100
Equity One, Inc. (REIT)	1,865	35,006
FelCor Lodging Trust, Inc. (REIT)*	17,111	104,890
Getty Realty Corp. (REIT)	3,719	85,091
Home Properties, Inc. (REIT)	4,722	278,362
LTC Properties, Inc. (REIT)	1,739	49,283
Mid-America Apartment Communities, Inc. (REIT)	7,327	470,393
National Health Investors, Inc. (REIT)	3,873	185,594
Omega Healthcare Investors, Inc. (REIT)	6,675	149,120
Potlatch Corp. (REIT)	7,569	304,274
PS Business Parks, Inc. (REIT)	1,292	74,858
Saul Centers, Inc. (REIT)	1,519	67,671
Strategic Hotels & Resorts, Inc. (REIT)*	12,536	80,857
Tanger Factory Outlet Centers (REIT)	16,820	441,357
Universal Health Realty Income Trust (REIT)	2,413	97,799
Washington Real Estate Investment Trust (REIT)	5,573	173,265

		3,663,164

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.	9,344	302,746
Kennedy-Wilson Holdings, Inc.*	7,194	78,127
Tejon Ranch Co.*	1,644	60,400

		441,273

Thrifts & Mortgage Finance (0.0%)
Oritani Financial Corp.	4,799	60,851
TrustCo Bank Corp./New York	2,440	14,469
ViewPoint Financial Group	2,101	27,313

		102,633

Total Financials		29,797,559

Health Care (12.7%)
Biotechnology (2.6%)
Acorda Therapeutics, Inc.*	77,157	1,790,042
Affymax, Inc.*	9,387	55,102
Alkermes, Inc.*	9,463	122,546
Allos Therapeutics, Inc.*	28,518	90,402
Alnylam Pharmaceuticals, Inc.*	13,212	126,439
AMAG Pharmaceuticals, Inc.*	7,633	127,471
Anthera Pharmaceuticals, Inc.*	2,273	15,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ardea Biosciences, Inc.*	5,248	$150,565
Arena Pharmaceuticals, Inc.*	43,786	60,863
ARIAD Pharmaceuticals, Inc.*	45,461	341,867
ArQule, Inc.*	16,771	120,080
Array BioPharma, Inc.*	20,832	63,746
AspenBio Pharma, Inc.*	13,545	11,513
AVEO Pharmaceuticals, Inc.*	4,130	55,301
AVI BioPharma, Inc.*	40,009	74,817
BioCryst Pharmaceuticals, Inc.*	10,439	39,564
BioMimetic Therapeutics, Inc.*	5,954	78,057
BioSante Pharmaceuticals, Inc.*	32,888	65,118
Biospecifics Technologies Corp.*	1,462	37,281
Biotime, Inc.*	8,585	63,958
Celera Corp.*	2,316	18,783
Celldex Therapeutics, Inc.*	10,800	43,416
Cepheid, Inc.*	21,252	595,481
Chelsea Therapeutics International Ltd.*	16,572	64,631
Clinical Data, Inc.*	4,193	127,048
Codexis, Inc.*	4,268	50,618
Cubist Pharmaceuticals, Inc.*	20,928	528,223
Curis, Inc.*	27,400	89,050
Cytokinetics, Inc.*	15,300	22,797
Cytori Therapeutics, Inc.*	16,422	128,584
CytRx Corp.*	43,258	38,071
Dyax Corp.*	33,900	54,579
Dynavax Technologies Corp.*	34,245	94,516
Emergent Biosolutions, Inc.*	6,484	156,653
Enzon Pharmaceuticals, Inc.*	11,073	120,696
Exact Sciences Corp.*	16,501	121,447
Exelixis, Inc.*	23,926	270,364
Genomic Health, Inc.*	5,078	124,919
Geron Corp.*	43,923	221,811
Halozyme Therapeutics, Inc.*	124,025	832,208
Idenix Pharmaceuticals, Inc.*	12,821	42,566
Immunogen, Inc.*	24,550	222,668
Immunomedics, Inc.*	23,674	90,435
Incyte Corp.*	31,873	505,187
Infinity Pharmaceuticals, Inc.*	3,911	22,997
Inhibitex, Inc.*	17,856	64,639
Inovio Pharmaceuticals, Inc.*	19,444	21,388
InterMune, Inc.*	17,151	809,356
Ironwood Pharmaceuticals, Inc.*	118,031	1,652,434
Isis Pharmaceuticals, Inc.*	34,082	308,101
Keryx Biopharmaceuticals, Inc.*	18,423	92,115
Lexicon Pharmaceuticals, Inc.*	23,966	40,263
Ligand Pharmaceuticals, Inc., Class B*	7,390	73,900
MannKind Corp.*	23,532	85,892
Medivation, Inc.*	12,301	229,291
Metabolix, Inc.*	9,714	102,094
Micromet, Inc.*	32,568	182,706
Momenta Pharmaceuticals, Inc.*	15,840	251,064
Nabi Biopharmaceuticals*	16,217	94,221
Nanosphere, Inc.*	6,242	20,286
Neuralstem, Inc.*	15,443	27,797
Neurocrine Biosciences, Inc.*	17,680	134,191
NeurogesX, Inc.*	3,500	14,175
Novavax, Inc.*	31,000	80,290
NPS Pharmaceuticals, Inc.*	23,969	229,383
Nymox Pharmaceutical Corp.*	5,929	46,780
Omeros Corp.*	6,910	55,280
Onyx Pharmaceuticals, Inc.*	65,070	2,289,163
Opko Health, Inc.*	34,863	130,039
Orexigen Therapeutics, Inc.*	11,251	31,615
Osiris Therapeutics, Inc.*	6,026	43,749
PDL BioPharma, Inc	50,053	290,307
Peregrine Pharmaceuticals, Inc.*	23,678	55,880
Pharmacyclics, Inc.*	14,780	87,054
Pharmasset, Inc.*	11,443	900,679
Progenics Pharmaceuticals, Inc.*	6,800	42,024
Rigel Pharmaceuticals, Inc.*	18,929	134,585
Sangamo BioSciences, Inc.*	16,400	136,612
Savient Pharmaceuticals, Inc.*	24,470	259,382
Sciclone Pharmaceuticals, Inc.*	12,700	51,308
Seattle Genetics, Inc.*	33,132	515,865
SIGA Technologies, Inc.*	11,974	144,885
Spectrum Pharmaceuticals, Inc.*	18,027	160,260
StemCells, Inc.*	43,503	39,588
Synta Pharmaceuticals Corp.*	7,923	41,675
Targacept, Inc.*	8,649	229,977
Theravance, Inc.*	23,371	566,046
Transcept Pharmaceuticals, Inc.*	1,482	12,138
Vanda Pharmaceuticals, Inc.*	99,420	724,772
Vical, Inc.*	25,276	74,817
Zalicus, Inc.*	24,149	58,441
ZIOPHARM Oncology, Inc.*	20,726	129,538

		19,843,890

Health Care Equipment & Supplies (2.7%)
Abaxis, Inc.*	8,032	231,643
ABIOMED, Inc.*	11,500	167,095
Accuray, Inc.*	18,543	167,443
Align Technology, Inc.*	21,159	433,336
Alimera Sciences, Inc.*	2,417	18,853
Alphatec Holdings, Inc.*	14,334	38,702
American Medical Systems Holdings, Inc.*	26,981	583,869
Analogic Corp.	3,362	190,121
Antares Pharma, Inc.*	26,076	46,937
ArthroCare Corp.*	9,646	321,598
Atrion Corp.	579	101,018
Cerus Corp.*	14,899	43,058
Conceptus, Inc.*	11,294	163,198
Cyberonics, Inc.*	10,078	320,581
Delcath Systems, Inc.*	15,170	111,803
DexCom, Inc.*	21,827	338,755
DynaVox, Inc., Class A*	444	2,451
Endologix, Inc.*	17,900	121,362
Exactech, Inc.*	2,090	36,679
Gen-Probe, Inc.*	45,425	3,013,949
Greatbatch, Inc.*	42,300	1,119,258
Haemonetics Corp.*	8,899	583,240
Hansen Medical, Inc.*	15,428	34,096
HeartWare International, Inc.*	3,416	292,170
ICU Medical, Inc.*	1,029	45,050
Immucor, Inc.*	24,758	489,713
Insulet Corp.*	15,403	317,610
Integra LifeSciences Holdings Corp.*	7,512	356,219
Invacare Corp.	638	19,855
IRIS International, Inc.*	5,931	53,498
Kensey Nash Corp.*	2,701	67,282
MAKO Surgical Corp.*	10,720	259,424
Masimo Corp.	18,474	611,489
MELA Sciences, Inc.*	8,389	29,529
Meridian Bioscience, Inc	14,597	350,182
Merit Medical Systems, Inc.*	9,290	182,270
Natus Medical, Inc.*	10,361	174,065
Neogen Corp.*	8,145	337,040
NuVasive, Inc.*	14,006	354,632
NxStage Medical, Inc.*	8,806	193,556

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
OraSure Technologies, Inc.*	16,100	$126,546
Orthofix International N.V.*	6,398	207,679
Orthovita, Inc.*	24,127	51,390
Palomar Medical Technologies, Inc.*	3,889	57,752
Quidel Corp.*	7,835	93,707
Rochester Medical Corp.*	3,476	39,904
Sirona Dental Systems, Inc.*	34,967	1,753,945
Solta Medical, Inc.*	6,398	21,113
SonoSite, Inc.*	56,647	1,887,478
Spectranetics Corp.*	72,056	339,384
STAAR Surgical Co.*	12,772	71,140
Stereotaxis, Inc.*	10,377	40,159
STERIS Corp.	19,865	686,137
SurModics, Inc.*	3,666	45,825
Syneron Medical Ltd.*	3,106	40,502
Synovis Life Technologies, Inc.*	4,120	79,022
TomoTherapy, Inc.*	6,336	28,956
Unilife Corp.*	17,546	99,486
Vascular Solutions, Inc.*	6,135	66,933
Volcano Corp.*	78,462	2,008,627
West Pharmaceutical Services, Inc.	11,765	526,719
Wright Medical Group, Inc.*	8,870	150,879
Young Innovations, Inc.	740	23,236
Zoll Medical Corp.*	7,673	343,827

		21,112,975

Health Care Providers & Services (2.4%)
Accretive Health, Inc.*	4,198	116,536
Air Methods Corp.*	3,969	266,915
Alliance HealthCare Services, Inc.*	9,780	43,228
Almost Family, Inc.*	2,973	111,904
Amedisys, Inc.*	10,011	350,385
America Service Group, Inc.	3,286	84,253
AMERIGROUP Corp.*	2,271	145,912
AMN Healthcare Services, Inc.*	5,414	46,885
Bio-Reference Labs, Inc.*	8,697	195,161
BioScrip, Inc.*	10,374	48,861
CardioNet, Inc.*	2,244	10,749
Catalyst Health Solutions, Inc.*	13,392	749,015
Centene Corp.*	27,100	893,758
Chemed Corp.	7,489	498,842
Chindex International, Inc.*	2,120	34,026
Continucare Corp.*	8,200	43,870
Corvel Corp.*	2,634	140,076
Emeritus Corp.*	7,762	197,620
Ensign Group, Inc.	4,948	157,990
ExamWorks Group, Inc.*	3,183	70,758
Gentiva Health Services, Inc.*	3,334	93,452
Hanger Orthopedic Group, Inc.*	4,806	125,100
HealthSouth Corp.*	231,444	5,781,471
HMS Holdings Corp.*	41,190	3,371,401
IPC The Hospitalist Co., Inc.*	5,907	268,237
Landauer, Inc.	3,357	206,523
LCA-Vision, Inc.*	62,024	418,662
LHC Group, Inc.*	5,666	169,980
Metropolitan Health Networks, Inc.*	14,419	68,202
Molina Healthcare, Inc.*	2,915	116,600
MWI Veterinary Supply, Inc.*	4,427	357,170
National Research Corp.	757	25,693
Owens & Minor, Inc.	17,433	566,224
PDI, Inc.*	2,728	22,124
PharMerica Corp.*	4,274	48,895
Providence Service Corp.*	4,695	70,331
PSS World Medical, Inc.*	20,272	550,385
RehabCare Group, Inc.*	1,612	59,434
Rural/Metro Corp.*	6,791	115,719
Sunrise Senior Living, Inc.*	19,865	236,989
Team Health Holdings, Inc.*	5,500	96,140
U.S. Physical Therapy, Inc.	3,499	78,168
WellCare Health Plans, Inc.*	23,900	1,002,605

		18,056,249

Health Care Technology (1.6%)
athenahealth, Inc.*	82,989	3,745,293
Computer Programs & Systems, Inc	3,523	226,458
MedAssets, Inc.*	78,397	1,197,122
Medidata Solutions, Inc.*	6,865	175,538
Merge Healthcare, Inc.*	915,474	4,467,513
Omnicell, Inc.*	11,878	181,021
Quality Systems, Inc.	28,449	2,370,940
Transcend Services, Inc.*	3,100	74,400
Vital Images, Inc.*	3,866	52,230

		12,490,515

Life Sciences Tools & Services (1.1%)
Affymetrix, Inc.*	101,616	529,419
Bruker Corp.*	25,879	539,577
Caliper Life Sciences, Inc.*	16,291	110,127
Dionex Corp.*	6,217	733,917
Enzo Biochem, Inc.*	11,000	46,090
eResearchTechnology, Inc.*	17,774	120,330
Furiex Pharmaceuticals, Inc.*	2,771	46,774
Luminex Corp.*	61,221	1,148,506
Pacific Biosciences of California, Inc.*	4,795	67,370
PAREXEL International Corp.*	20,685	515,057
PURE Bioscience, Inc.*	13,566	21,163
Sequenom, Inc.*	34,964	221,322
Techne Corp.	62,523	4,476,647

		8,576,299

Pharmaceuticals (2.3%)
Acura Pharmaceuticals, Inc.*	4,413	13,945
Akorn, Inc.*	20,000	115,400
Alexza Pharmaceuticals, Inc.*	14,498	24,647
Aoxing Pharmaceutical Co., Inc.*	8,706	18,805
Auxilium Pharmaceuticals, Inc.*	70,956	1,523,425
AVANIR Pharmaceuticals, Inc., Class A*	32,519	132,678
Biodel, Inc.*	6,376	13,390
Cadence Pharmaceuticals, Inc.*	10,643	98,022
Corcept Therapeutics, Inc.*	10,533	44,765
Cumberland Pharmaceuticals, Inc.*	4,526	25,029
Depomed, Inc.*	469,061	4,709,372
Durect Corp.*	32,100	115,560
Hi-Tech Pharmacal Co., Inc.*	3,291	66,248
Impax Laboratories, Inc.*	206,213	5,248,121
Inspire Pharmaceuticals, Inc.*	21,533	85,271
Jazz Pharmaceuticals, Inc.*	44,524	1,418,089
MAP Pharmaceuticals, Inc.*	5,354	73,832
Medicines Co.*	10,682	174,010
Nektar Therapeutics*	40,618	384,652
Neostem, Inc.*	10,036	17,262
Obagi Medical Products, Inc.*	5,899	74,563
Optimer Pharmaceuticals, Inc.*	14,160	167,513
Pain Therapeutics, Inc.*	13,131	125,532
Pozen, Inc.*	9,564	51,359
Questcor Pharmaceuticals, Inc.*	20,074	289,266
Salix Pharmaceuticals Ltd.*	20,303	711,214
Santarus, Inc.*	18,700	63,954
Somaxon Pharmaceuticals, Inc.*	12,242	34,645
ViroPharma, Inc.*	99,500	1,980,050
Vivus, Inc.*	29,443	182,252

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
XenoPort, Inc.*	10,894	$64,601

		18,047,472

Total Health Care		98,127,400

Industrials (11.9%)
Aerospace & Defense (0.7%)
Aerovironment, Inc.*	6,023	210,624
American Science & Engineering, Inc.	3,210	296,476
Applied Energetics, Inc.*	27,684	18,271
Astronics Corp.*	3,144	79,135
Cubic Corp.	2,447	140,703
DigitalGlobe, Inc.*	47,973	1,344,683
Esterline Technologies Corp.*	11,356	803,096
GeoEye, Inc.*	7,994	332,391
Global Defense Technology & Systems, Inc.*	710	17,196
HEICO Corp.	10,465	654,272
Hexcel Corp.*	28,451	560,200
Keyw Holding Corp.*	2,873	35,281
National Presto Industries, Inc.	1,605	180,851
Orbital Sciences Corp.*	8,487	160,574
Taser International, Inc.*	22,532	91,705
Teledyne Technologies, Inc.*	3,420	176,848

		5,102,306

Air Freight & Logistics (1.9%)
Air Transport Services Group, Inc.*	741,828	6,268,447
Atlas Air Worldwide Holdings, Inc.*	101,598	7,083,412
Forward Air Corp.	10,643	325,995
Hub Group, Inc., Class A*	13,421	485,706
Pacer International, Inc.*	12,817	67,417
Park-Ohio Holdings Corp.*	2,851	58,902
UTi Worldwide, Inc.	38,200	773,168

		15,063,047

Airlines (0.0%)
Alaska Air Group, Inc.*	636	40,335
Allegiant Travel Co.	5,364	234,997
Hawaiian Holdings, Inc.*	4,771	28,674

		304,006

Building Products (0.2%)
A.O. Smith Corp.	11,688	518,246
AAON, Inc.	4,546	149,563
Builders FirstSource, Inc.*	2,573	7,307
NCI Building Systems, Inc.*	6,985	88,500
PGT, Inc.*	2,168	5,095
Quanex Building Products Corp.	2,924	57,398
Simpson Manufacturing Co., Inc	13,020	383,569
Trex Co., Inc.*	5,633	183,749

		1,393,427

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	4,891	124,183
American Reprographics Co.*	1,907	19,737
APAC Customer Services, Inc.*	11,300	67,913
Brink’s Co.	14,094	466,652
Casella Waste Systems, Inc., Class A*	9,617	68,954
Cenveo, Inc.*	19,872	129,764
Clean Harbors, Inc.*	18,973	1,871,876
Consolidated Graphics, Inc.*	3,395	185,469
Covanta Holding Corp.	99,828	1,705,062
Deluxe Corp.	16,968	450,331
EnerNOC, Inc.*	7,417	141,739
Ennis, Inc.	2,057	35,031
GEO Group, Inc.*	12,002	307,731
Healthcare Services Group, Inc.	23,349	410,475
Herman Miller, Inc.	20,418	561,291
Higher One Holdings, Inc.*	2,561	37,006
HNI Corp.	15,982	504,392
Innerworkings, Inc.*	195,354	1,441,713
Interface, Inc., Class A	18,092	334,521
Knoll, Inc.	16,885	353,910
McGrath RentCorp	3,383	92,254
Mine Safety Appliances Co	6,853	251,300
Rollins, Inc.	22,198	450,609
Schawk, Inc.	3,502	68,079
Standard Parking Corp.*	5,721	101,605
Standard Register Co.	6,989	23,203
Steelcase, Inc., Class A	3,111	35,403
Sykes Enterprises, Inc.*	77,892	1,539,925
Tetra Tech, Inc.*	22,049	544,390
U.S. Ecology, Inc.	6,600	115,038
United Stationers, Inc.	13,721	974,877
Viad Corp.	1,072	25,664

		13,440,097

Construction & Engineering (0.1%)
Furmanite Corp.*	11,915	95,320
Great Lakes Dredge & Dock Corp.	7,523	57,400
Insituform Technologies, Inc., Class A*	12,012	321,321
Michael Baker Corp.*	384	11,163
MYR Group, Inc.*	1,103	26,384
Orion Marine Group, Inc.*	9,765	104,876

		616,464

Electrical Equipment (0.8%)
A123 Systems, Inc.*	26,463	168,040
Acuity Brands, Inc.	15,439	903,027
Advanced Battery Technologies, Inc.*	14,014	27,187
American Superconductor Corp.*	18,148	451,341
AZZ, Inc.	4,249	193,754
Belden, Inc.	16,631	624,494
Broadwind Energy, Inc.*	8,500	11,135
Capstone Turbine Corp.*	87,769	158,862
Coleman Cable, Inc.*	2,857	25,313
Ener1, Inc.*	22,115	65,461
EnerSys*	4,840	192,390
Franklin Electric Co., Inc.	7,512	347,055
FuelCell Energy, Inc.*	37,802	80,896
Generac Holdings, Inc.*	2,524	51,212
GrafTech International Ltd.*	42,656	879,993
II-VI, Inc.*	8,885	442,029
LaBarge, Inc.*	3,833	67,844
Polypore International, Inc.*	7,769	447,339
PowerSecure International, Inc.*	6,664	57,311
SatCon Technology Corp.*	41,642	160,738
UQM Technologies, Inc.*	13,186	39,294
Vicor Corp.	7,072	116,617
Woodward, Inc.	21,548	744,699

		6,256,031

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,810	356,850
Standex International Corp.	849	32,169
Tredegar Corp.	723	15,602

		404,621

Machinery (2.9%)
3D Systems Corp.*	6,892	334,607
Actuant Corp., Class A	24,204	701,916
Albany International Corp., Class A	1,846	45,965
Altra Holdings, Inc.*	9,756	230,437
Ampco-Pittsburgh Corp.	359	9,901
Badger Meter, Inc.	5,463	225,130
Barnes Group, Inc.	15,159	316,520
Blount International, Inc.*	17,337	277,045

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Briggs & Stratton Corp.	10,922	$247,383
Chart Industries, Inc.*	23,509	1,293,935
CIRCOR International, Inc.	23,264	1,093,873
CLARCOR, Inc.	16,493	741,031
Colfax Corp.*	8,724	200,216
Dynamic Materials Corp.	1,988	55,565
Energy Recovery, Inc.*	13,129	41,750
EnPro Industries, Inc.*	3,169	115,098
Flow International Corp.*	13,500	59,265
Gardner Denver, Inc.	15,925	1,242,628
Gorman-Rupp Co.	4,475	176,270
Graham Corp.	3,614	86,519
John Bean Technologies Corp.	10,276	197,607
Kadant, Inc.*	1,224	32,057
Kaydon Corp.	11,773	461,384
Lindsay Corp.	4,485	354,405
Meritor, Inc.*	33,795	573,501
Middleby Corp.*	12,673	1,181,377
Mueller Industries, Inc.	1,507	55,186
Mueller Water Products, Inc., Class A	52,632	235,791
NACCO Industries, Inc., Class A	1,947	215,475
Nordson Corp.	12,047	1,386,128
Omega Flex, Inc.*	1,031	13,867
PMFG, Inc.*	5,654	120,656
RBC Bearings, Inc.*	7,900	302,017
Robbins & Myers, Inc.	28,800	1,324,512
Sauer-Danfoss, Inc.*	4,213	214,568
Sun Hydraulics Corp.	4,557	196,407
Tennant Co.	6,880	289,235
Titan International, Inc.	2,221	59,101
Trimas Corp.*	5,450	117,175
Wabash National Corp.*	552,951	6,403,173
Wabtec Corp.	14,200	963,186
Watts Water Technologies, Inc., Class A	852	32,538
Xerium Technologies, Inc.*	2,166	52,092

		22,276,492

Professional Services (2.7%)
Acacia Research Corp. - Acacia Technologies*	13,010	445,202
Advisory Board Co.*	80,041	4,122,112
Barrett Business Services, Inc.	2,101	33,742
CBIZ, Inc.*	7,386	53,253
CDI Corp.	762	11,270
Corporate Executive Board Co.	140,328	5,665,041
CoStar Group, Inc.*	71,288	4,468,332
CRA International, Inc.*	758	21,853
Dolan Co.*	4,822	58,539
Exponent, Inc.*	4,803	214,262
Franklin Covey Co.*	4,861	42,096
GP Strategies Corp.*	1,669	22,698
Heidrick & Struggles International, Inc.	585	16,281
Hill International, Inc.*	2,228	11,786
Hudson Highland Group, Inc.*	11,842	76,973
Huron Consulting Group, Inc.*	2,504	69,336
ICF International, Inc.*	33,107	680,018
Insperity, Inc.	7,764	235,870
Kelly Services, Inc., Class A*	1,145	24,858
Kforce, Inc.*	57,894	1,059,460
Korn/Ferry International*	970	21,602
LECG Corp.*	2,923	589
Mistras Group, Inc.*	5,265	90,611
Navigant Consulting, Inc.*	4,319	43,147
On Assignment, Inc.*	117,922	1,115,542
Resources Connection, Inc.	93,657	1,816,009
School Specialty, Inc.*	2,434	34,806
SFN Group, Inc.*	2,607	36,733
TrueBlue, Inc.*	10,132	170,116
VSE Corp.	815	24,214

		20,686,351

Road & Rail (0.5%)
Avis Budget Group, Inc.*	36,509	653,876
Celadon Group, Inc.*	4,505	73,161
Dollar Thrifty Automotive Group, Inc.*	10,165	678,311
Genesee & Wyoming, Inc., Class A*	13,683	796,351
Heartland Express, Inc.	17,738	311,479
Knight Transportation, Inc.	21,253	409,120
Marten Transport Ltd.	983	21,921
Old Dominion Freight Line, Inc.*	13,492	473,434
Roadrunner Transportation Systems, Inc.*	2,491	37,365
Werner Enterprises, Inc.	1,856	49,129

		3,504,147

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	14,891	495,275
Beacon Roofing Supply, Inc.*	16,303	333,722
BlueLinx Holdings, Inc.*	3,998	14,793
CAI International, Inc.*	1,380	35,687
DXP Enterprises, Inc.*	3,022	69,748
Houston Wire & Cable Co.	6,538	95,585
Interline Brands, Inc.*	829	16,912
Kaman Corp.	5,053	177,866
TAL International Group, Inc.	1,363	49,436
Textainer Group Holdings Ltd.	3,438	127,756
Titan Machinery, Inc.*	1,606	40,551
Watsco, Inc.	9,776	681,485
WESCO International, Inc.*	14,500	906,250

		3,045,066

Total Industrials		92,092,055

Information Technology (21.7%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	16,627	1,179,852
ADTRAN, Inc.	22,016	934,799
Anaren, Inc.*	642	12,904
Arris Group, Inc.*	8,776	111,806
Aruba Networks, Inc.*	27,308	924,103
BigBand Networks, Inc.*	8,408	21,440
Blue Coat Systems, Inc.*	44,917	1,264,863
Calix, Inc.*	3,755	76,264
Comtech Telecommunications Corp.	3,523	95,755
DG FastChannel, Inc.*	8,922	287,467
Digi International, Inc.*	1,546	16,326
Extreme Networks, Inc.*	8,891	31,118
Finisar Corp.*	31,676	779,230
Harmonic, Inc.*	7,261	68,108
Infinera Corp.*	30,140	252,875
InterDigital, Inc.	15,618	745,135
Ixia*	49,168	780,788
KVH Industries, Inc.*	5,300	80,136
Loral Space & Communications, Inc.*	3,854	298,878
Meru Networks, Inc.*	1,952	39,645
NETGEAR, Inc.*	12,513	405,922
Network Engines, Inc.*	13,155	26,705
Network Equipment Technologies, Inc.*	11,078	41,764
Oclaro, Inc.*	61,343	706,058
Oplink Communications, Inc.*	2,743	53,461

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Plantronics, Inc.	17,096	$626,056
Riverbed Technology, Inc.*	47,402	1,784,685
SeaChange International, Inc.*	4,809	45,685
ShoreTel, Inc.*	16,423	135,161
Sonus Networks, Inc.*	61,758	232,210
Tekelec*	3,219	26,138
ViaSat, Inc.*	4,252	169,400

		12,254,737

Computers & Peripherals (0.7%)
Cray, Inc.*	5,585	36,023
Hypercom Corp.*	16,809	202,212
Immersion Corp.*	10,273	78,486
Intermec, Inc.*	10,547	113,802
Intevac, Inc.*	3,126	38,856
Novatel Wireless, Inc.*	1,176	6,421
Presstek, Inc.*	9,951	20,698
Quantum Corp.*	1,645,338	4,146,252
Silicon Graphics International Corp.*	807	17,270
STEC, Inc.*	14,483	290,963
Stratasys, Inc.*	7,330	344,510
Super Micro Computer, Inc.*	8,879	142,419
Synaptics, Inc.*	12,080	326,402
Xyratex Ltd.*	10,955	122,477

		5,886,791

Electronic Equipment, Instruments & Components (1.7%)
Anixter International, Inc.	4,949	345,886
Benchmark Electronics, Inc.*	1,961	37,200
Brightpoint, Inc.*	25,311	274,371
Checkpoint Systems, Inc.*	5,638	126,742
Cognex Corp.	11,127	314,338
Coherent, Inc.*	6,180	359,120
Comverge, Inc.*	9,100	42,406
CTS Corp.	3,614	39,031
Daktronics, Inc.	2,488	26,746
DDi Corp.	4,878	51,560
DTS, Inc.*	6,337	295,494
Echelon Corp.*	11,988	121,438
Electro Scientific Industries, Inc.*	996	17,291
Fabrinet*	2,448	49,352
FARO Technologies, Inc.*	5,800	232,000
Insight Enterprises, Inc.*	3,937	67,047
IPG Photonics Corp.*	9,208	531,117
Littelfuse, Inc.	6,727	384,112
Maxwell Technologies, Inc.*	9,500	164,065
Mercury Computer Systems, Inc.*	977	20,673
Methode Electronics, Inc.	7,965	96,217
Microvision, Inc.*	35,829	47,294
MTS Systems Corp.	5,487	249,933
Multi-Fineline Electronix, Inc.*	3,037	85,704
Newport Corp.*	4,084	72,818
OSI Systems, Inc.*	4,386	164,607
Park Electrochemical Corp	4,646	149,833
Plexus Corp.*	14,282	500,727
Power-One, Inc.*	25,327	221,611
Pulse Electronics Corp.	15,036	90,968
RadiSys Corp.*	6,460	55,944
Richardson Electronics Ltd.	1,583	20,864
Rofin-Sinar Technologies, Inc.*	4,685	185,058
Rogers Corp.*	1,918	86,425
Sanmina-SCI Corp.*	28,426	318,655
SMART Modular Technologies (WWH), Inc.*	11,326	88,003
Spectrum Control, Inc.*	1,791	35,247
Tessco Technologies, Inc.	1,143	13,144
TTM Technologies, Inc.*	345,399	6,272,446
Universal Display Corp.*	12,565	691,578
Viasystems Group, Inc.*	1,157	31,575
Zygo Corp.*	1,077	15,746

		12,994,386

Internet Software & Services (5.6%)
Ancestry.com, Inc.*	31,251	1,107,848
comScore, Inc.*	55,113	1,626,385
Constant Contact, Inc.*	33,719	1,176,793
Cornerstone OnDemand, Inc.*	65,477	1,193,646
DealerTrack Holdings, Inc.*	38,874	892,547
Demand Media, Inc.*	2,121	49,950
Dice Holdings, Inc.*	5,400	81,594
Digital River, Inc.*	1,761	65,914
GSI Commerce, Inc.*	130,621	3,823,277
InfoSpace, Inc.*	1,609	13,934
IntraLinks Holdings, Inc.*	3,219	86,076
j2 Global Communications, Inc.*	11,101	327,591
KIT Digital, Inc.*	10,175	122,507
Knot, Inc.*	5,932	71,481
Limelight Networks, Inc.*	14,522	103,978
Liquidity Services, Inc.*	183,308	3,273,881
LivePerson, Inc.*	15,500	195,920
Local.com Corp.*	7,105	27,638
LogMeIn, Inc.*	5,478	230,952
LoopNet, Inc.*	7,101	100,479
Marchex, Inc., Class B	106,888	841,209
MercadoLibre, Inc.	35,041	2,860,397
Monster Worldwide, Inc.*	36,300	577,170
Move, Inc.*	375,076	896,432
NIC, Inc.	20,220	251,941
OpenTable, Inc.*	39,304	4,179,980
Openwave Systems, Inc.*	30,564	65,407
Perficient, Inc.*	5,746	69,009
QuinStreet, Inc.*	71,912	1,634,560
Rackspace Hosting, Inc.*	34,447	1,476,054
RightNow Technologies, Inc.*	7,747	242,481
Saba Software, Inc.*	10,284	100,886
SAVVIS, Inc.*	13,411	497,414
Sohu.com, Inc.*	16,700	1,492,312
SPS Commerce, Inc.*	1,795	27,840
Stamps.com, Inc.	3,918	52,305
support.com, Inc.*	17,131	88,910
TechTarget, Inc.*	3,774	33,626
Terremark Worldwide, Inc.*	20,868	396,492
Travelzoo, Inc.*	1,995	132,847
United Online, Inc.	7,000	44,135
ValueClick, Inc.*	22,902	331,163
VistaPrint N.V.*	70,957	3,682,668
Vocus, Inc.*	6,107	157,927
Web.com Group, Inc.*	356,197	5,196,914
Youku.com, Inc. (ADR)*	68,004	3,230,870
Zix Corp.*	20,328	74,807

		43,208,147

IT Services (2.2%)
Acxiom Corp.*	133,360	1,913,716
CACI International, Inc., Class A*	592	36,301
Cardtronics, Inc.*	9,800	199,430
Cass Information Systems, Inc.	3,128	122,899
Computer Task Group, Inc.*	3,722	49,465
CSG Systems International, Inc.*	5,771	115,074
Echo Global Logistics, Inc.*	3,993	52,428
Euronet Worldwide, Inc.*	49,745	961,571
ExlService Holdings, Inc.*	5,500	116,325
Forrester Research, Inc	55,922	2,141,253
Gartner, Inc.*	22,040	918,407

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Global Cash Access Holdings, Inc.*	16,445	$53,775
Hackett Group, Inc.*	5,700	21,888
Heartland Payment Systems, Inc	13,775	241,476
iGATE Corp.	8,400	157,668
Information Services Group, Inc.*	161,296	353,238
Jack Henry & Associates, Inc.	29,988	1,016,293
Lionbridge Technologies, Inc.*	21,700	74,431
ManTech International Corp., Class A*	7,019	297,606
MAXIMUS, Inc.	6,191	502,523
MoneyGram International, Inc.*	27,370	93,879
NCI, Inc., Class A*	2,427	59,146
Online Resources Corp.*	3,304	12,489
Sapient Corp.*	141,310	1,618,000
SRA International, Inc., Class A*	1,258	35,677
Stream Global Services, Inc.*	1,268	3,842
Syntel, Inc.	4,661	243,444
TeleTech Holdings, Inc.*	9,471	183,548
Tier Technologies, Inc.*	2,627	14,448
TNS, Inc.*	9,446	147,074
Unisys Corp.*	6,212	193,939
VeriFone Systems, Inc.*	30,368	1,668,722
Virtusa Corp.*	2,771	51,901
Wright Express Corp.*	62,340	3,231,706

		16,903,582

Semiconductors & Semiconductor Equipment (4.6%)
Advanced Analogic Technologies, Inc.*	3,361	12,705
Advanced Energy Industries, Inc.*	8,340	136,359
Amkor Technology, Inc.*	37,206	250,768
ANADIGICS, Inc.*	17,505	78,422
Applied Micro Circuits Corp.*	23,814	247,189
ATMI, Inc.*	701	13,235
Axcelis Technologies, Inc.*	3,726	9,874
AXT, Inc.*	4,782	34,287
Brooks Automation, Inc.*	13,593	186,632
Cabot Microelectronics Corp.*	1,791	93,580
Cavium Networks, Inc.*	16,585	745,164
CEVA, Inc.*	7,390	197,535
Cirrus Logic, Inc.*	24,263	510,251
Cohu, Inc.	1,712	26,296
Conexant Systems, Inc.*	29,362	69,882
Cymer, Inc.*	2,526	142,921
Cypress Semiconductor Corp.*	234,500	4,544,610
Diodes, Inc.*	12,100	412,126
Energy Conversion Devices, Inc.*	3,728	8,425
Entegris, Inc.*	15,019	131,717
Entropic Communications, Inc.*	23,439	198,059
Exar Corp.*	1,788	10,764
FEI Co.*	3,758	126,720
FSI International, Inc.*	12,823	56,165
GSI Technology, Inc.*	5,087	46,241
GT Solar International, Inc.*	19,352	206,292
Hittite Microwave Corp.*	9,647	615,189
Integrated Device Technology, Inc.*	33,705	248,406
Integrated Silicon Solution, Inc.*	8,439	78,229
IXYS Corp.*	5,525	74,201
J.A. Solar Holdings Co., Ltd. (ADR)*	100,900	706,300
Kopin Corp.*	9,128	41,897
Kulicke & Soffa Industries, Inc.*	24,839	232,245
Lattice Semiconductor Corp.*	42,154	248,709
LTX-Credence Corp.*	663,665	6,059,261
Mattson Technology, Inc.*	18,280	44,603
MaxLinear, Inc., Class A*	2,744	22,418
Micrel, Inc.	18,075	243,651
Microsemi Corp.*	133,642	2,767,726
Mindspeed Technologies, Inc.*	11,586	98,018
MIPS Technologies, Inc.*	17,640	185,044
MKS Instruments, Inc.	7,596	252,947
Monolithic Power Systems, Inc.*	72,411	1,027,512
MoSys, Inc.*	10,084	60,605
Nanometrics, Inc.*	6,521	117,965
Netlogic Microsystems, Inc.*	22,248	934,861
NVE Corp.*	1,728	97,355
OmniVision Technologies, Inc.*	124,220	4,413,537
PDF Solutions, Inc.*	8,342	55,474
Pericom Semiconductor Corp.*	1,127	11,687
PLX Technology, Inc.*	13,400	48,910
PMC-Sierra, Inc.*	277,470	2,081,025
Power Integrations, Inc.	8,785	336,729
RF Micro Devices, Inc.*	95,907	614,764
Rubicon Technology, Inc.*	5,949	164,668
Rudolph Technologies, Inc.*	10,683	116,872
Semtech Corp.*	21,942	548,989
Sigma Designs, Inc.*	1,767	22,883
Silicon Image, Inc.*	21,439	192,308
Spansion, Inc., Class A*	4,744	88,570
Standard Microsystems Corp.*	2,550	62,883
Supertex, Inc.*	3,604	80,297
Tessera Technologies, Inc.*	123,145	2,248,628
TriQuint Semiconductor, Inc.*	55,007	710,140
Ultra Clean Holdings, Inc.*	7,904	81,727
Ultratech, Inc.*	7,042	207,035
Veeco Instruments, Inc.*	14,406	732,401
Volterra Semiconductor Corp.*	9,012	223,768
Zoran Corp.*	1,922	19,970

		35,716,626

Software (5.3%)
Accelrys, Inc.*	10,225	81,800
ACI Worldwide, Inc.*	12,125	397,700
Actuate Corp.*	16,406	85,311
Advent Software, Inc.*	11,263	322,910
American Software, Inc., Class A	8,638	63,748
Ariba, Inc.*	31,941	1,090,466
Aspen Technology, Inc.*	22,632	339,254
Blackbaud, Inc.	15,889	432,816
Blackboard, Inc.*	62,793	2,275,618
Bottomline Technologies, Inc.*	11,426	287,250
BroadSoft, Inc.*	2,050	97,765
CommVault Systems, Inc.*	15,352	612,238
Compuware Corp.*	442,167	5,107,029
Concur Technologies, Inc.*	14,308	793,379
Convio, Inc.*	2,205	25,600
Deltek, Inc.*	6,671	50,700
DemandTec, Inc.*	6,990	91,988
Digimarc Corp.*	2,548	73,637
Ebix, Inc.*	10,532	249,082
Epicor Software Corp.*	10,920	120,884
EPIQ Systems, Inc.	883	12,680
FalconStor Software, Inc.*	4,811	21,890
Fortinet, Inc.*	15,564	684,816
Guidance Software, Inc.*	5,043	42,260
Interactive Intelligence, Inc.*	4,764	184,414
JDA Software Group, Inc.*	2,761	83,548
Kenexa Corp.*	8,266	228,059
Lawson Software, Inc.*	49,345	597,075
Magma Design Automation, Inc.*	408,824	2,788,180
Manhattan Associates, Inc.*	8,252	270,005
Mentor Graphics Corp.*	16,729	244,745
MicroStrategy, Inc., Class A*	2,959	397,926

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Monotype Imaging Holdings, Inc.*	8,133	$117,929
NetScout Systems, Inc.*	10,903	297,870
NetSuite, Inc.*	62,012	1,803,309
Opnet Technologies, Inc.	4,769	185,943
Parametric Technology Corp.*	41,137	925,171
Pegasystems, Inc.	5,738	217,700
Progress Software Corp.*	23,398	680,648
PROS Holdings, Inc.*	7,015	102,209
QAD, Inc., Class A*	1,912	20,592
QAD, Inc., Class B*	478	4,923
QLIK Technologies, Inc.*	3,691	95,966
Quest Software, Inc.*	19,329	490,763
Radiant Systems, Inc.*	11,369	201,231
RealD, Inc.*	2,623	71,765
RealPage, Inc.*	4,085	113,277
Renaissance Learning, Inc.	4,780	56,165
Rosetta Stone, Inc.*	3,801	50,211
Smith Micro Software, Inc.*	9,697	90,764
SolarWinds, Inc.*	13,014	305,308
Solera Holdings, Inc.	74,078	3,785,386
Sourcefire, Inc.*	9,800	269,598
SRS Labs, Inc.*	4,417	37,721
SS&C Technologies Holdings, Inc.*	4,521	92,319
SuccessFactors, Inc.*	87,697	3,428,076
Synchronoss Technologies, Inc.*	70,889	2,463,393
Take-Two Interactive Software, Inc.*	2,359	36,258
Taleo Corp., Class A*	49,049	1,748,597
TeleCommunication Systems, Inc., Class A*	6,664	27,456
TeleNav, Inc.*	2,964	35,183
THQ, Inc.*	114,338	521,381
TIBCO Software, Inc.*	58,933	1,605,924
TiVo, Inc.*	132,814	1,163,451
Tyler Technologies, Inc.*	10,286	243,881
Ultimate Software Group, Inc.*	8,885	521,994
VASCO Data Security International, Inc.*	7,929	108,865
VirnetX Holding Corp.	12,400	246,884
Wave Systems Corp., Class A*	29,108	91,108
Websense, Inc.*	14,586	335,040

		40,749,032

Total Information Technology		167,713,301

Materials (4.8%)
Chemicals (1.9%)
A. Schulman, Inc.	638	15,771
Arch Chemicals, Inc.	4,883	203,084
Balchem Corp.	10,112	379,402
Calgon Carbon Corp.*	82,521	1,310,433
Ferro Corp.*	13,636	226,221
H.B. Fuller Co.	1,127	24,208
Hawkins, Inc.	2,711	111,368
Innophos Holdings, Inc.	1,991	91,805
Intrepid Potash, Inc.*	81,861	2,850,400
KMG Chemicals, Inc.	1,913	37,610
Koppers Holdings, Inc.	7,362	314,357
Kraton Performance Polymers, Inc.*.	3,464	132,498
Landec Corp.*	1,766	11,479
LSB Industries, Inc.*	6,097	241,685
Minerals Technologies, Inc.	515	35,288
NewMarket Corp.	3,334	527,505
Olin Corp.	16,098	368,966
Omnova Solutions, Inc.*	16,180	127,337
PolyOne Corp.	22,940	325,977
Quaker Chemical Corp.	2,966	119,144
Rockwood Holdings, Inc.*	85,948	4,230,361
Senomyx, Inc.*	14,042	84,814
Solutia, Inc.*	77,248	1,962,099
Spartech Corp.*	5,214	37,802
Stepan Co.	2,820	204,450
STR Holdings, Inc.*	10,286	197,286
W.R. Grace & Co.*	4,013	153,658
Zep, Inc.	7,892	137,400

		14,462,408

Construction Materials (0.6%)
Eagle Materials, Inc.	90,729	2,745,460
Texas Industries, Inc.	49,211	2,225,813
United States Lime & Minerals, Inc.*	982	39,781

		5,011,054

Containers & Packaging (0.1%)
AEP Industries, Inc.*	751	22,320
Rock-Tenn Co., Class A	4,626	320,813
Silgan Holdings, Inc.	8,538	325,639

		668,772

Metals & Mining (2.1%)
Allied Nevada Gold Corp.*	26,630	944,832
AMCOL International Corp.	8,666	311,803
Capital Gold Corp.*	20,357	130,895
Coeur d’Alene Mines Corp.*	2,059	71,612
General Moly, Inc.*	24,345	130,976
Globe Specialty Metals, Inc.	252,967	5,757,529
Golden Star Resources Ltd.*	93,646	278,129
Haynes International, Inc.	620	34,379
Jaguar Mining, Inc.*	30,543	159,434
Lynas Corp., Ltd.*	3,075,565	7,157,724
Materion Corp.*	599	24,439
Metals USA Holdings Corp.*	2,189	35,834
Molycorp, Inc.*	4,090	245,482
Noranda Aluminum Holding Corp.*	4,587	73,621
RTI International Metals, Inc.*	1,467	45,697
Stillwater Mining Co.*	15,871	363,922
Thompson Creek Metals Co., Inc.*	5,755	72,168
U.S. Gold Corp.*	35,179	310,631
Worthington Industries, Inc.	12,088	252,881

		16,401,988

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,016	245,502
Deltic Timber Corp.	3,868	258,537
Neenah Paper, Inc.	2,591	56,924
Schweitzer-Mauduit International, Inc.	6,549	331,445
Verso Paper Corp.*	5,024	26,879
Wausau Paper Corp.	2,194	16,762

		936,049

Total Materials		37,480,271

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AboveNet, Inc.	7,830	507,854
Alaska Communications Systems Group, Inc.	16,500	175,725
Atlantic Tele-Network, Inc.	3,236	120,347
Cbeyond, Inc.*	131,606	1,535,842
Cincinnati Bell, Inc.*	20,163	54,037
Cogent Communications Group, Inc.*	147,996	2,111,903
Consolidated Communications Holdings, Inc	6,897	129,181
Global Crossing Ltd.*	6,811	94,809
Hughes Communications, Inc.*	2,050	122,324
Neutral Tandem, Inc.*	11,966	176,498

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PAETEC Holding Corp.*	239,697	$800,588
Vonage Holdings Corp.*	15,952	72,741

		5,901,849

Wireless Telecommunication Services (0.0%)
ICO Global Communications Holdings Ltd.*	20,229	54,011
NTELOS Holdings Corp.	10,680	196,619
Shenandoah Telecommunications Co.	8,324	150,332
USA Mobility, Inc.	4,566	66,161

		467,123

Total Telecommunication Services		6,368,972

Utilities (0.8%)
Electric Utilities (0.8%)
Brookfield Infrastructure Partners LP	278,925	6,197,713
Otter Tail Corp.	1,086	24,685

		6,222,398

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,349	75,503

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,292	11,537

Water Utilities (0.0%)
Cadiz, Inc.*	4,900	59,731

Total Utilities		6,369,169

Total Common Stocks (77.8%) (Cost $482,816,711)		602,335,923

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Empire Resorts, Inc.,expiring 12/31/49* (Cost $—)	9,232	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (19.5%)
BlackRock Liquidity Funds TempFund 0.14% ‡	150,873,048	150,873,048

	Principal Amount	Value (Note 1)
Time Deposit (1.9%)
JPMorgan Chase Nassau 0.000%, 4/1/11	$15,099,590	15,099,590

Total Short-Term Investments (21.4%) (Cost $165,972,638)		165,972,638

Total Investments (99.2%) (Cost $648,789,349)		768,308,561
Other Assets Less Liabilities (0.8%)		6,206,764

Net Assets (100%)		$774,515,325

*	Non-income producing.

†	Securities (totaling $22,333 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$141,446,857	$53,565,811	$44,139,620	$150,873,048	$54,760	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,877	June-11	$153,038,762	$157,987,090	$4,948,328

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$107,770,100	$2,274,315	$22,333	$110,066,748
Consumer Staples	13,248,407	–	–	13,248,407
Energy	41,072,041	–	–	41,072,041
Financials	29,797,559	–	–	29,797,559
Health Care	98,127,400	–	–	98,127,400
Industrials	92,092,055	–	–	92,092,055
Information Technology	167,713,301	–	–	167,713,301
Materials	30,322,547	7,157,724	–	37,480,271
Telecommunication Services	6,368,972	–	–	6,368,972
Utilities	6,369,169	–	–	6,369,169
Futures	4,948,328	–	–	4,948,328
Rights
Consumer Discretionary	–	–	–	–
Short-Term Investments	–	165,972,638	–	165,972,638

Total Assets	$597,829,879	$175,404,677	$22,333	$773,256,889

Total Liabilities	$–	$–	$–	$–

Total	$597,829,879	$175,404,677	$22,333	$773,256,889

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Corporate Bonds- Financials
Balance as of 12/31/10	$28,288	$4,480
Total gains or losses (realized/unrealized) included in earnings	(5,955)	(1,738)
Purchases	—	—
Sales	—	(2,742)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/11	$22,333	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$(5,955)	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$386,252,704
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$402,194,409

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$130,963,291
Aggregate gross unrealized depreciation	(18,643,102)

Net unrealized appreciation	$112,320,189

Federal income tax cost of investments	$655,988,372

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.6%)
Auto Components (1.9%)
Amerigon, Inc.*	305,000	$4,657,350
Autoliv, Inc.	35,936	2,667,529
Dana Holding Corp.*	5,099	88,672
Drew Industries, Inc.	14,434	322,311
Exide Technologies, Inc.*	27,627	308,870
Gentex Corp.	72,000	2,178,000
Icahn Enterprises LP	144,086	5,757,676
Modine Manufacturing Co.*	22,493	363,037
Shiloh Industries, Inc.	1,376	16,072
Spartan Motors, Inc.	15,754	108,072
Standard Motor Products, Inc.	7,347	101,609
Superior Industries International, Inc.	8,423	215,966

		16,785,164

Automobiles (0.4%)
Thor Industries, Inc.	77,700	2,592,849
Winnebago Industries, Inc.*	54,455	728,063

		3,320,912

Distributors (0.0%)
Audiovox Corp., Class A*	8,359	66,872
Core-Mark Holding Co., Inc.*	4,542	150,113
Weyco Group, Inc.	1,860	45,496

		262,481

Diversified Consumer Services (0.3%)
Hillenbrand, Inc.	32,000	688,000
Mac-Gray Corp.	5,898	95,135
Regis Corp.	117,912	2,091,759
Stewart Enterprises, Inc., Class A	39,486	301,673

		3,176,567

Hotels, Restaurants & Leisure (1.0%)
AFC Enterprises, Inc.*	2,467	37,326
Biglari Holdings, Inc.*	643	272,343
Bluegreen Corp.*	6,686	27,479
Bob Evans Farms, Inc.	14,675	478,405
Boyd Gaming Corp.*	26,202	245,513
Bravo Brio Restaurant Group, Inc.*	188,000	3,325,720
Churchill Downs, Inc.	4,642	192,643
Cracker Barrel Old Country Store, Inc.	843	41,425
Domino’s Pizza, Inc.*	11,631	214,359
Gaylord Entertainment Co.*	16,514	572,706
Isle of Capri Casinos, Inc.*	7,655	72,722
Jack in the Box, Inc.*	1,895	42,979
Life Time Fitness, Inc.*	2,328	86,858
Marcus Corp.	9,800	106,820
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,475	32,309
Monarch Casino & Resort, Inc.*	3,221	33,498
Morgans Hotel Group Co.*	6,894	67,561
Multimedia Games, Inc.*	12,079	69,213
O’Charleys, Inc.*	8,539	50,978
Orient-Express Hotels Ltd., Class A*	48,709	602,530
Papa John’s International, Inc.*	2,216	70,181
Pinnacle Entertainment, Inc.*	27,017	367,972
Red Lion Hotels Corp.*	6,105	50,061
Red Robin Gourmet Burgers, Inc.*	7,666	206,215
Ruby Tuesday, Inc.*	31,313	410,513
Scientific Games Corp., Class A*	15,523	135,671
Speedway Motorsports, Inc.	5,603	89,536
Summit Hotel Properties, Inc. (REIT)*	11,296	112,282
Vail Resorts, Inc.*	17,297	843,402

		8,859,220

Household Durables (2.1%)
American Greetings Corp., Class A	17,448	411,773
Beazer Homes USA, Inc.*	36,585	167,193
Blyth, Inc.	1,848	60,042
Cavco Industries, Inc.*	2,645	119,448
CSS Industries, Inc.	3,476	65,523
D.R. Horton, Inc.	60,844	708,833
Ethan Allen Interiors, Inc.	31,860	697,734
Furniture Brands International, Inc.*	21,640	98,462
Helen of Troy Ltd.*	14,484	425,830
Hooker Furniture Corp.	61,416	734,535
Hovnanian Enterprises, Inc., Class A*	29,648	104,657
Jarden Corp.	293,200	10,429,124
Kid Brands, Inc.*	5,123	37,654
La-Z-Boy, Inc.*	155,752	1,487,432
Libbey, Inc.*	9,382	154,803
Lifetime Brands, Inc.*	4,642	69,630
M.D.C. Holdings, Inc.	28,181	714,388
M/I Homes, Inc.*	66,402	995,366
Meritage Homes Corp.*	15,677	378,286
Ryland Group, Inc.	21,559	342,788
Sealy Corp.*	14,659	37,234
Skyline Corp.	3,380	67,769
Standard Pacific Corp.*	52,224	194,795
Universal Electronics, Inc.*	4,247	125,541

		18,628,840

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	12,258	40,451
Gaiam, Inc., Class A	7,895	52,107

		92,558

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.*	5,962	92,709
Black Diamond, Inc.*	101,600	701,040
Brunswick Corp.	53,000	1,347,790
Callaway Golf Co.	31,158	212,498
JAKKS Pacific, Inc.*	13,672	264,553
Johnson Outdoors, Inc., Class A*	2,138	32,476
Leapfrog Enterprises, Inc.*	2,936	12,683
RC2 Corp.*	9,638	270,828
Steinway Musical Instruments, Inc.*	2,885	64,076

		2,998,653

Media (2.2%)
AH Belo Corp., Class A*	8,826	73,785
Ascent Media Corp., Class A*	110,872	5,416,097
Carmike Cinemas, Inc.*	2,321	16,595
Cinemark Holdings, Inc.	27,105	524,482
CKX, Inc.*	22,668	95,659
Cumulus Media, Inc., Class A*	8,785	38,127
Dex One Corp.*	22,996	111,301
DreamWorks Animation SKG, Inc., Class A*	179,700	5,019,021
Entercom Communications Corp., Class A*	2,062	22,723
EW Scripps Co., Class A*	15,500	153,450
Fisher Communications, Inc.*	3,262	101,383
Gray Television, Inc.*	23,914	49,502
John Wiley & Sons, Inc., Class A	48,100	2,445,404
Journal Communications, Inc., Class A*	17,918	107,508
Knology, Inc.*	1,469	18,965
LIN TV Corp., Class A*	13,346	79,142
Lions Gate Entertainment Corp.*	9,552	59,700

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Live Nation Entertainment, Inc.*	67,473	$674,730
LodgeNet Interactive Corp.*	8,661	31,526
Media General, Inc., Class A*	8,457	58,184
Nexstar Broadcasting Group, Inc., Class A*	4,368	37,871
Outdoor Channel Holdings, Inc.*	6,047	45,111
PRIMEDIA, Inc.	5,952	28,986
Promotora de Informaciones S.A. (Prisa) (ADR)*	121,600	1,432,448
Promotora de Informaciones S.A. (Prisa) (ADR), Class B*	251,100	2,995,623
Radio One, Inc., Class D*	14,972	29,195
Scholastic Corp.	11,781	318,558
Sinclair Broadcast Group, Inc., Class A	19,920	249,797
Warner Music Group Corp.*	15,297	103,561
World Wrestling Entertainment, Inc., Class A	1,358	17,070

		20,355,504

Multiline Retail (0.7%)
99 Cents Only Stores*	3,200	62,720
Bon-Ton Stores, Inc.*	3,749	58,109
Dillard’s, Inc., Class A	19,353	776,442
Fred’s, Inc., Class A	111,205	1,481,251
J.C. Penney Co., Inc.	48,500	1,741,635
Saks, Inc.*	140,834	1,592,833
Tuesday Morning Corp.*	80,895	396,386

		6,109,376

Specialty Retail (3.0%)
America’s Car-Mart, Inc.*	2,423	62,465
Ascena Retail Group, Inc.*	1,757	56,944
Barnes & Noble, Inc.	18,467	169,712
bebe stores, Inc.	12,598	73,698
Books-A-Million, Inc.	2,996	12,373
Brown Shoe Co., Inc.	109,662	1,340,070
Buckle, Inc.	679	27,432
Build-A-Bear Workshop, Inc.*	8,628	52,199
Cabela’s, Inc.*	19,555	489,071
Cato Corp., Class A	45,811	1,122,370
Charming Shoppes, Inc.*	55,949	238,343
Children’s Place Retail Stores, Inc.* .	1,307	65,128
Christopher & Banks Corp.	132,703	859,915
Collective Brands, Inc.*	9,211	198,773
Conn’s, Inc.*	895,650	4,012,512
Finish Line, Inc., Class A	17,432	346,025
GameStop Corp., Class A*	65,500	1,475,060
Genesco, Inc.*	10,270	412,854
Group 1 Automotive, Inc.	62,074	2,656,767
Haverty Furniture Cos., Inc.	7,918	104,993
HOT Topic, Inc.	12,741	72,624
Lithia Motors, Inc., Class A	9,382	136,790
MarineMax, Inc.*	10,765	106,143
Men’s Wearhouse, Inc.	85,058	2,301,669
New York & Co., Inc.*	11,548	80,951
OfficeMax, Inc.*	26,311	340,464
Pacific Sunwear of California, Inc.*	32,329	116,708
Penske Automotive Group, Inc.*	71,331	1,428,047
PEP Boys-Manny, Moe & Jack	25,565	324,931
Pier 1 Imports, Inc.*	78,546	797,242
Rent-A-Center, Inc.	31,310	1,093,032
Sally Beauty Holdings, Inc.*	4,395	61,574
Select Comfort Corp.*	4,156	50,121
Shoe Carnival, Inc.*	3,759	105,440
Sonic Automotive, Inc., Class A	351,283	4,921,475
Stage Stores, Inc.	17,836	342,808
Stein Mart, Inc.	7,952	80,395
Systemax, Inc.*	525	7,098
Talbots, Inc.*	4,496	27,156
West Marine, Inc.*	86,724	904,531
Wet Seal, Inc., Class A*	13,594	58,182

		27,134,085

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	14,143	13,631
Columbia Sportswear Co.	5,521	328,058
Delta Apparel, Inc.*	2,724	38,926
Iconix Brand Group, Inc.*	49,391	1,060,919
Jones Group, Inc.	41,200	566,500
Kenneth Cole Productions, Inc., Class A*	2,661	34,513
K-Swiss, Inc., Class A*	6,200	69,874
Movado Group, Inc.*	112,619	1,653,247
Perry Ellis International, Inc.*	5,010	137,875
Quiksilver, Inc.*	62,837	277,739
Timberland Co., Class A*	5,678	234,445
Unifi, Inc.*	6,747	114,699
Vera Bradley, Inc.*	1,856	78,342
Warnaco Group, Inc.*	24,144	1,380,795

		5,989,563

Total Consumer Discretionary		113,712,923

Consumer Staples (1.9%)
Beverages (0.0%)
MGP Ingredients, Inc.	4,882	42,571

Food & Staples Retailing (0.3%)
Andersons, Inc.	8,644	421,136
Casey’s General Stores, Inc.	11,909	464,451
Fresh Market, Inc.*	4,921	185,719
Ingles Markets, Inc., Class A	5,863	116,146
Nash Finch Co.	6,079	230,637
Pantry, Inc.*	10,291	152,616
Rite Aid Corp.*	250,621	265,658
Ruddick Corp.	10,129	390,878
Spartan Stores, Inc.	10,990	162,542
Susser Holdings Corp.*	3,131	40,985
Village Super Market, Inc., Class A	1,382	40,216
Weis Markets, Inc.	5,301	214,478
Winn-Dixie Stores, Inc.*	26,760	191,066

		2,876,528

Food Products (1.1%)
Alico, Inc.	1,201	32,151
B&G Foods, Inc.	10,453	196,203
Cal-Maine Foods, Inc.	696	20,532
Chiquita Brands International, Inc.*	21,872	335,516
Darling International, Inc.*	308,627	4,743,597
Dole Food Co., Inc.*	17,451	237,857
Farmer Bros Co.	3,139	38,045
Fresh Del Monte Produce, Inc.	18,011	470,267
Griffin Land & Nurseries, Inc.	1,100	35,398
Hain Celestial Group, Inc.*	20,831	672,425
Harbinger Group, Inc.*	4,737	24,680
Imperial Sugar Co.	5,891	78,586
J&J Snack Foods Corp.	427	20,099
John B. Sanfilippo & Son, Inc.*	3,980	46,566
Lancaster Colony Corp.	28,616	1,734,130
Pilgrim’s Pride Corp.*	13,233	102,026
Sanderson Farms, Inc.	1,238	56,849
Seneca Foods Corp., Class A*	4,216	125,932
Smart Balance, Inc.*	16,571	76,061
Tootsie Roll Industries, Inc.	1,234	34,994

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	16,721	$950,923

		10,032,837

Household Products (0.1%)
Central Garden & Pet Co., Class A*	26,067	240,077
Oil-Dri Corp. of America	2,187	46,583
Spectrum Brands Holdings, Inc.*	8,614	239,125

		525,785

Personal Products (0.3%)
Elizabeth Arden, Inc.*	11,880	356,519
Inter Parfums, Inc.	121,100	2,241,561
Nutraceutical International Corp.*	4,772	71,485
Prestige Brands Holdings, Inc.*	20,809	239,303
Revlon, Inc., Class A*	2,790	44,277
Schiff Nutrition International, Inc.	4,499	40,986

		2,994,131

Tobacco (0.1%)
Alliance One International, Inc.*	43,442	174,637
Universal Corp.	11,291	491,610
Vector Group Ltd.	7,270	125,698

		791,945

Total Consumer Staples		17,263,797

Energy (8.5%)
Energy Equipment & Services (5.9%)
Atwood Oceanics, Inc.*	44,200	2,052,206
Basic Energy Services, Inc.*	11,271	287,523
Bristow Group, Inc.*	70,754	3,346,664
Cal Dive International, Inc.*	45,572	318,093
Complete Production Services, Inc.*	37,221	1,184,000
Dawson Geophysical Co.*	3,836	168,324
Global Geophysical Services, Inc.*	3,787	54,760
Global Industries Ltd.*	208,502	2,041,235
Gulf Island Fabrication, Inc.	6,965	224,064
Gulfmark Offshore, Inc., Class A*	11,284	502,251
Helix Energy Solutions Group, Inc.*	134,359	2,310,975
Hercules Offshore, Inc.*	55,272	365,348
Hornbeck Offshore Services, Inc.*	147,328	4,545,069
ION Geophysical Corp.*	365,000	4,631,850
Key Energy Services, Inc.*	56,453	877,844
Matrix Service Co.*	260,945	3,627,136
Mitcham Industries, Inc.*	360,000	4,914,000
Natural Gas Services Group, Inc.*	159,053	2,824,781
Newpark Resources, Inc.*	40,309	316,829
Oil States International, Inc.*	28,500	2,169,990
Parker Drilling Co.*	460,899	3,184,812
PHI, Inc. (Non-Voting)*	6,541	144,687
Pioneer Drilling Co.*	26,333	363,395
Rowan Cos., Inc.*	68,797	3,039,451
Tesco Corp.*	14,614	320,777
TETRA Technologies, Inc.*	32,720	503,888
Tidewater, Inc.	104,000	6,224,400
Union Drilling, Inc.*	7,076	72,529
Unit Corp.*	32,000	1,982,400
Vantage Drilling Co.*	70,524	126,943
Willbros Group, Inc.*	23,196	253,300

		52,979,524

Oil, Gas & Consumable Fuels (2.6%)
Abraxas Petroleum Corp.*	24,334	142,354
Alon USA Energy, Inc.	3,165	43,360
Amyris, Inc.*	1,452	41,440
Approach Resources, Inc.*	8,282	278,275
Arch Coal, Inc.	14,363	517,643
ATP Oil & Gas Corp.*	21,125	382,574
Berry Petroleum Co., Class A	24,524	1,237,236
Bill Barrett Corp.*	22,048	879,936
BPZ Resources, Inc.*	36,292	192,710
Buckeye Partners LP	76,200	4,841,748
Cheniere Energy, Inc.*	18,111	168,613
Clayton Williams Energy, Inc.*	284	30,019
Cloud Peak Energy, Inc.*	11,900	256,921
Contango Oil & Gas Co.*	2,041	129,073
Crosstex Energy, Inc.	19,785	196,861
CVR Energy, Inc.*	14,792	342,583
Delek U.S. Holdings, Inc.	6,747	91,489
Delta Petroleum Corp.*	91,944	83,669
DHT Holdings, Inc.	29,473	141,765
Energy Partners Ltd.*	14,053	252,954
Gastar Exploration Ltd.*	26,172	127,196
General Maritime Corp.	38,975	79,899
GeoResources, Inc.*	7,732	241,780
GMX Resources, Inc.*	26,780	165,233
Golar LNG Ltd.	16,573	423,937
Goodrich Petroleum Corp.*	11,999	266,618
Green Plains Renewable Energy, Inc.*	8,457	101,653
Harvest Natural Resources, Inc.*	16,216	247,132
International Coal Group, Inc.*	62,907	710,849
James River Coal Co.*	3,219	77,803
Knightsbridge Tankers Ltd.	11,527	288,636
Kodiak Oil & Gas Corp.*	4,078	27,323
Miller Petroleum, Inc.*	9,604	48,020
Nordic American Tanker Shipping Ltd.	22,524	559,496
Oasis Petroleum, Inc.*	11,902	376,341
Overseas Shipholding Group, Inc.	39,931	1,283,382
Patriot Coal Corp.*	37,483	968,186
Penn Virginia Corp.	21,935	372,018
Petroleum Development Corp.*	11,143	534,975
PetroQuest Energy, Inc.*	20,893	195,558
PostRock Energy Corp.*	25,000	159,750
Resolute Energy Corp.*	16,428	298,004
REX American Resources Corp.*	3,647	58,206
Rex Energy Corp.*	13,154	153,244
Rosetta Resources, Inc.*	9,688	460,567
Ship Finance International Ltd.	21,266	440,844
Stone Energy Corp.*	19,188	640,304
Swift Energy Co.*	20,108	858,209
Targa Resources Corp.	4,404	159,601
Teekay Corp.	28,900	1,067,277
Teekay Tankers Ltd., Class A	17,782	186,000
USEC, Inc.*	57,309	252,160
VAALCO Energy, Inc.*	21,918	170,084
Venoco, Inc.*	7,809	133,456
W&T Offshore, Inc	15,909	362,566
Warren Resources, Inc.*	29,209	148,674
Western Refining, Inc.*	24,999	423,733
World Fuel Services Corp.	14,772	599,891

		23,919,828

Total Energy		76,899,352

Financials (24.1%)
Capital Markets (2.9%)
American Capital Ltd.*	162,589	1,609,631
Apollo Investment Corp.	92,266	1,112,728
Arlington Asset Investment Corp., Class A	3,325	101,213
Artio Global Investors, Inc.	1,339	21,638
BlackRock Kelso Capital Corp.	33,679	341,168
Calamos Asset Management, Inc., Class A	9,562	158,634

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Southwest Corp.	1,459	$133,542
Cohen & Steers, Inc.	229,979	6,825,777
Cowen Group, Inc., Class A*	18,109	72,617
Dundee Corp., Class A*	41,900	1,086,937
FBR Capital Markets Corp.*	26,270	94,047
Fifth Street Finance Corp.	32,222	430,164
FXCM, Inc., Class A	6,708	87,405
GAMCO Investors, Inc., Class A	1,441	66,805
GFI Group, Inc.	13,671	68,628
Gladstone Capital Corp.	10,365	117,228
Gladstone Investment Corp.	10,893	84,530
Gleacher & Co., Inc.*	19,726	34,323
Golub Capital BDC, Inc.	3,671	57,928
Greenhill & Co., Inc.	14,300	940,797
Harris & Harris Group, Inc.*	15,806	85,036
Hercules Technology Growth Capital, Inc.	19,638	216,018
HFF, Inc., Class A*	3,553	53,437
Internet Capital Group, Inc.*	16,796	238,503
INTL FCStone, Inc.*	6,328	160,858
Investment Technology Group, Inc.*	21,373	388,775
JMP Group, Inc.	7,137	61,450
KBW, Inc.	5,757	150,776
Knight Capital Group, Inc., Class A*	48,689	652,433
LaBranche & Co., Inc.*	18,712	73,538
Main Street Capital Corp.	8,756	161,548
MCG Capital Corp.	37,482	243,633
Medallion Financial Corp.	6,970	61,266
MF Global Holdings Ltd.*	55,701	461,204
MVC Capital, Inc.	11,300	155,036
NGP Capital Resources Co.	10,566	101,856
Oppenheimer Holdings, Inc., Class A	4,977	166,779
PennantPark Investment Corp.	21,222	252,966
Penson Worldwide, Inc.*	10,036	67,342
Piper Jaffray Cos., Inc.*	6,978	289,099
Prospect Capital Corp.	42,324	516,776
Safeguard Scientifics, Inc.*	9,339	190,049
Sanders Morris Harris Group, Inc.	10,574	84,698
Solar Capital Ltd.	2,900	69,252
Stifel Financial Corp.*	1,624	116,587
SWS Group, Inc.	13,516	82,042
TICC Capital Corp.	14,894	161,898
TradeStation Group, Inc.*	15,321	107,553
Triangle Capital Corp.	8,625	155,768
Value Partners Group Ltd.	6,210,000	5,867,867
WisdomTree Investments, Inc.*	302,350	1,717,348

		26,557,131

Commercial Banks (4.6%)
1st Source Corp.	7,398	148,256
1st United Bancorp, Inc.*	12,238	85,911
Alliance Financial Corp./New York	2,339	78,006
American National Bankshares, Inc.	3,071	69,128
Ameris Bancorp*	11,831	120,203
Ames National Corp.	4,131	78,902
Arrow Financial Corp.	4,554	112,666
BancFirst Corp.	3,491	148,996
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,308	232,358
Bancorp Rhode Island, Inc.	1,876	57,912
Bancorp, Inc./Delaware*	13,036	120,322
Bank of Marin Bancorp/California	2,685	100,204
Bank of the Ozarks, Inc.	5,656	247,224
BOK Financial Corp.	19,400	1,002,592
Boston Private Financial Holdings, Inc.	36,735	259,716
Bridge Bancorp, Inc.	2,049	45,836
Bryn Mawr Bank Corp.	4,785	98,427
Camden National Corp.	3,809	130,420
Capital City Bank Group, Inc.	5,600	71,008
Cardinal Financial Corp.	14,277	166,470
Cathay General Bancorp	271,178	4,623,585
Center Financial Corp.*	17,531	128,678
Centerstate Banks, Inc.	12,916	90,412
Century Bancorp, Inc./Massachusetts, Class A	1,745	46,714
Chemical Financial Corp.	50,003	996,560
Citizens & Northern Corp.	6,020	101,196
Citizens Republic Bancorp, Inc.*	197,500	175,755
City Holding Co.	7,753	274,146
CNB Financial Corp./Pennsylvania	5,604	81,314
CoBiz Financial, Inc.	16,196	112,562
Columbia Banking System, Inc.	19,270	369,406
Community Bank System, Inc.	16,153	392,033
Community Trust Bancorp, Inc.	6,716	185,832
CVB Financial Corp.	43,361	403,691
Danvers Bancorp, Inc.	9,416	201,691
Eagle Bancorp, Inc.*	8,300	116,615
East West Bancorp, Inc.	215,000	4,721,400
Encore Bancshares, Inc.*	4,037	49,009
Enterprise Financial Services Corp.	7,357	103,513
F.N.B. Corp./Pennsylvania	56,998	600,759
Financial Institutions, Inc.	6,010	105,175
First Bancorp, Inc./Maine	4,297	65,529
First Bancorp/North Carolina	7,340	97,328
First BanCorp/Puerto Rico*	9,774	48,870
First Busey Corp.	30,434	154,605
First Commonwealth Financial Corp.	51,093	349,987
First Community Bancshares, Inc./Virginia	7,822	110,916
First Financial Bancorp.	28,056	468,255
First Financial Bankshares, Inc.	5,799	297,895
First Financial Corp./Indiana	5,468	181,756
First Interstate Bancsystem, Inc.	5,720	77,792
First Merchants Corp.	12,530	103,623
First Midwest Bancorp, Inc./Illinois	36,099	425,607
First of Long Island Corp.	3,300	91,575
First South Bancorp, Inc./North Carolina	3,630	18,114
FirstMerit Corp.	51,433	877,447
German American Bancorp, Inc.	6,213	106,801
Glacier Bancorp, Inc.	34,863	524,688
Great Southern Bancorp, Inc.	4,990	107,036
Green Bankshares, Inc.*	5,850	16,322
Hancock Holding Co.	11,330	372,077
Hanmi Financial Corp.*	47,239	58,576
Heartland Financial USA, Inc.	6,441	109,497
Heritage Financial Corp./Washington*	7,165	101,528
Home Bancorp, Inc.*	3,993	61,173
Home Bancshares, Inc./Arkansas	10,875	247,406
Hudson Valley Holding Corp.	6,316	138,952
IBERIABANK Corp.	12,791	769,123
Independent Bank Corp./Massachusetts	10,375	280,229
International Bancshares Corp.	25,675	470,880
Investors Bancorp, Inc.*	20,287	302,073
Lakeland Bancorp, Inc.	10,699	111,056
Lakeland Financial Corp.	8,040	182,347
MainSource Financial Group, Inc.	9,968	99,780
MB Financial, Inc.	25,732	539,343

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Merchants Bancshares, Inc.	2,349	$62,202
Metro Bancorp, Inc.*	6,680	82,498
Midsouth Bancorp, Inc.	3,912	56,568
MidWestOne Financial Group, Inc.	3,517	52,192
Nara Bancorp, Inc.*	18,726	180,144
National Bankshares, Inc./Virginia	3,528	101,959
National Penn Bancshares, Inc.	61,472	475,793
NBT Bancorp, Inc.	16,737	381,436
Northfield Bancorp, Inc./New Jersey	9,001	124,214
Old National Bancorp/Indiana	45,031	482,732
OmniAmerican Bancorp, Inc.*	5,993	94,929
Oriental Financial Group, Inc.	22,635	284,069
Orrstown Financial Services, Inc.	3,322	93,016
Pacific Continental Corp.	9,349	95,266
PacWest Bancorp	15,068	327,729
Park National Corp.	5,994	400,519
Peapack-Gladstone Financial Corp.	4,280	56,753
Penns Woods Bancorp, Inc.	1,836	71,476
Peoples Bancorp, Inc./Ohio	22,814	274,224
Pinnacle Financial Partners, Inc.*	16,287	269,387
Porter Bancorp, Inc.	1,464	11,551
PrivateBancorp, Inc.	25,414	388,580
Prosperity Bancshares, Inc.	22,299	953,728
Renasant Corp.	11,744	199,413
Republic Bancorp, Inc./Kentucky, Class A	4,771	92,939
S&T Bancorp, Inc.	12,121	261,450
Sandy Spring Bancorp, Inc.	11,877	219,249
SCBT Financial Corp.	6,667	221,878
Sierra Bancorp	5,724	63,994
Simmons First National Corp., Class A	8,490	229,994
Southside Bancshares, Inc.	7,788	166,663
Southwest Bancorp, Inc./Oklahoma*	9,608	136,338
State Bancorp, Inc./New York	8,477	88,076
StellarOne Corp.	11,215	159,253
Sterling Bancorp/New York	14,312	143,263
Sterling Bancshares, Inc./Texas	44,744	385,246
Suffolk Bancorp	3,395	71,227
Susquehanna Bancshares, Inc.	62,870	587,835
SVB Financial Group*	20,143	1,146,741
SY Bancorp, Inc.	5,053	127,133
Taylor Capital Group, Inc.*	4,748	49,901
Texas Capital Bancshares, Inc.*	17,917	465,663
Tompkins Financial Corp.	3,933	163,416
Tower Bancorp, Inc.	4,486	99,993
TowneBank/Virginia	11,574	181,249
Trico Bancshares	6,878	112,180
Trustmark Corp.	30,805	721,453
UMB Financial Corp.	15,433	576,500
Umpqua Holdings Corp.	55,500	634,920
Union First Market Bankshares Corp.	8,766	98,618
United Bankshares, Inc.	18,710	496,189
United Community Banks, Inc./Georgia*	38,780	91,909
Univest Corp. of Pennsylvania	8,043	142,522
Virginia Commerce Bancorp, Inc.*	10,027	57,555
Washington Banking Co.	7,814	110,177
Washington Trust Bancorp, Inc.	6,929	164,494
Webster Financial Corp.	33,892	726,306
WesBanco, Inc.	11,162	231,165
West Bancorp, Inc.	8,002	63,856
West Coast Bancorp/Oregon*	46,008	159,648
Westamerica Bancorp	8,002	411,063
Western Alliance Bancorp*	32,277	265,317
Whitney Holding Corp./Louisiana	28,399	386,794
Wilshire Bancorp, Inc.*	9,624	47,158
Wintrust Financial Corp.	16,507	606,632

		41,909,124

Consumer Finance (1.0%)
Advance America Cash Advance Centers, Inc.	23,329	123,644
Cash America International, Inc.	9,815	451,981
CompuCredit Holdings Corp.*	5,133	33,724
EZCORP, Inc., Class A*	184,028	5,776,639
First Cash Financial Services, Inc.*	49,000	1,891,400
First Marblehead Corp.*	27,000	59,400
Nelnet, Inc., Class A	11,685	255,083
Netspend Holdings, Inc.*	7,332	77,132
World Acceptance Corp.*	4,096	267,059

		8,936,062

Diversified Financial Services (1.7%)
Asset Acceptance Capital Corp.*	7,715	41,429
Asta Funding, Inc.	5,394	46,173
Compass Diversified Holdings	15,440	227,586
Encore Capital Group, Inc.*	2,232	52,876
Guoco Group Ltd.	112,000	1,382,263
JSE Ltd.	235,700	2,438,877
Marlin Business Services Corp.*	4,306	53,136
NewStar Financial, Inc.*	12,771	139,459
Onex Corp.	153,200	5,371,086
Osaka Securities Exchange Co. Ltd.	477	2,394,175
PHH Corp.*	26,395	574,619
PICO Holdings, Inc.*	10,857	326,361
Primus Guaranty Ltd.*	8,446	42,906
Texas Pacific Land Trust	46,900	2,080,953

		15,171,899

Insurance (5.2%)
Alleghany Corp.*	7,956	2,633,277
Alterra Capital Holdings Ltd.	40,520	905,217
American Equity Investment Life Holding Co.	27,693	363,332
American National Insurance Co.	8,311	657,982
American Safety Insurance Holdings Ltd.*	5,230	112,079
AMERISAFE, Inc.*	8,970	198,327
Amtrust Financial Services, Inc.	10,938	208,588
Argo Group International Holdings Ltd.	13,151	434,509
Arthur J. Gallagher & Co.	30,051	913,851
Aspen Insurance Holdings Ltd.	54,000	1,488,240
Baldwin & Lyons, Inc., Class B	3,761	88,083
Citizens, Inc./Texas*	17,981	131,261
CNA Surety Corp.*	8,640	218,246
CNO Financial Group, Inc.*	96,626	725,661
Delphi Financial Group, Inc., Class A	22,614	694,476
Donegal Group, Inc., Class A	5,267	70,420
EMC Insurance Group, Inc.	2,227	55,296
Employers Holdings, Inc.	19,047	393,511
Enstar Group Ltd.*	3,123	311,925
FBL Financial Group, Inc., Class A	6,316	194,028
First American Financial Corp.	46,815	772,448
Flagstone Reinsurance Holdings S.A.	21,908	197,391
FPIC Insurance Group, Inc.*	4,107	155,655
Global Indemnity plc*	6,805	149,574
Greenlight Capital Reinsurance Ltd., Class A*	313,784	8,851,847
Hallmark Financial Services*	5,852	49,040
Hanover Insurance Group, Inc.	17,225	779,431
Harleysville Group, Inc.	5,441	180,260

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
HCC Insurance Holdings, Inc.	19,600	$613,676
Hilltop Holdings, Inc.*	19,915	199,947
Horace Mann Educators Corp.	19,014	319,435
Infinity Property & Casualty Corp.	5,881	349,861
Kansas City Life Insurance Co.	1,882	60,186
Maiden Holdings Ltd.	24,518	183,640
Meadowbrook Insurance Group, Inc.	26,496	274,234
Montpelier Reinsurance Holdings Ltd.	99,926	1,765,692
National Financial Partners Corp.*	21,039	310,325
National Interstate Corp.	3,338	69,597
National Western Life Insurance Co., Class A	1,056	171,336
Navigators Group, Inc.*	5,993	308,640
Old Republic International Corp.	154,000	1,954,260
Phoenix Cos., Inc.*	55,902	152,053
Platinum Underwriters Holdings Ltd.	18,028	686,687
Presidential Life Corp.	9,742	92,841
Primerica, Inc.	11,301	288,289
ProAssurance Corp.*	14,856	941,425
Protective Life Corp.	108,120	2,870,586
RLI Corp.	25,354	1,461,658
Safety Insurance Group, Inc.	5,811	267,945
SeaBright Holdings, Inc.	10,840	111,110
Selective Insurance Group, Inc.	25,436	440,043
StanCorp Financial Group, Inc.	30,000	1,383,600
State Auto Financial Corp.	6,452	117,555
Stewart Information Services Corp.	8,492	88,996
Tower Group, Inc.	80,343	1,930,642
Transatlantic Holdings, Inc.	35,300	1,718,051
United Fire & Casualty Co.	10,954	221,380
Universal Insurance Holdings, Inc.	8,172	44,292
Validus Holdings Ltd.	48,354	1,611,639
Wesco Financial Corp.	10,034	3,905,233

		46,848,809

Real Estate Investment Trusts (REITs) (5.9%)
Acadia Realty Trust (REIT)	16,386	310,023
Agree Realty Corp. (REIT)	4,483	100,643
Alexander’s, Inc. (REIT)	2,600	1,058,070
American Assets Trust, Inc. (REIT)	14,428	306,884
American Campus Communities, Inc. (REIT)	31,990	1,055,670
American Capital Agency Corp. (REIT)	60,957	1,776,287
Anworth Mortgage Asset Corp. (REIT)	56,950	403,776
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,724	142,637
Ashford Hospitality Trust, Inc. (REIT)	22,028	242,749
Associated Estates Realty Corp. (REIT)	9,176	145,715
BioMed Realty Trust, Inc. (REIT)	63,287	1,203,719
Campus Crest Communities, Inc. (REIT)	13,555	160,356
CapLease, Inc. (REIT)	26,432	144,847
Capstead Mortgage Corp. (REIT)	33,977	434,226
CBL & Associates Properties, Inc. (REIT)	66,338	1,155,608
Cedar Shopping Centers, Inc. (REIT)	25,021	150,877
Chatham Lodging Trust (REIT)	6,525	106,031
Chesapeake Lodging Trust (REIT)	11,671	203,192
Cogdell Spencer, Inc. (REIT)	21,809	129,545
Colonial Properties Trust (REIT)	37,462	721,144
Colony Financial, Inc. (REIT)	9,648	181,672
Coresite Realty Corp. (REIT)	8,711	137,982
Cousins Properties, Inc. (REIT)	43,882	366,415
CreXus Investment Corp. (REIT)	8,178	93,393
Cypress Sharpridge Investments, Inc. (REIT)	34,489	437,321
DCT Industrial Trust, Inc. (REIT)	119,236	661,760
DiamondRock Hospitality Co. (REIT)	80,345	897,454
DuPont Fabros Technology, Inc. (REIT)	12,960	314,280
Dynex Capital, Inc. (REIT)	16,714	168,143
EastGroup Properties, Inc. (REIT)	7,615	334,832
Education Realty Trust, Inc. (REIT)	35,231	282,905
Entertainment Properties Trust (REIT)	22,606	1,058,413
Equity Lifestyle Properties, Inc. (REIT)	102,130	5,887,795
Equity One, Inc. (REIT)	17,005	319,184
Excel Trust, Inc. (REIT)	8,295	97,798
Extra Space Storage, Inc. (REIT)	42,579	881,811
FelCor Lodging Trust, Inc. (REIT)*	24,711	151,478
First Industrial Realty Trust, Inc. (REIT)*	37,294	443,426
First Potomac Realty Trust (REIT)	24,427	384,725
Franklin Street Properties Corp. (REIT)	33,246	467,771
Getty Realty Corp. (REIT)	6,516	149,086
Gladstone Commercial Corp. (REIT)	4,478	81,679
Glimcher Realty Trust (REIT)	48,367	447,395
Government Properties Income Trust (REIT)	13,637	366,290
Hatteras Financial Corp. (REIT)	35,431	996,320
Healthcare Realty Trust, Inc. (REIT)	32,509	737,954
Hersha Hospitality Trust (REIT)	66,094	392,598
Highwoods Properties, Inc. (REIT)	34,707	1,215,092
Home Properties, Inc. (REIT)	12,295	724,790
Hudson Pacific Properties, Inc. (REIT)	6,890	101,283
Inland Real Estate Corp. (REIT)	36,054	343,955
Invesco Mortgage Capital, Inc. (REIT)	36,066	788,042
Investors Real Estate Trust (REIT)	36,017	342,162
iStar Financial, Inc. (REIT)*	44,635	409,749
Kilroy Realty Corp. (REIT)	26,851	1,042,624
Kite Realty Group Trust (REIT)	27,577	146,434
LaSalle Hotel Properties (REIT)	36,590	987,930
Lexington Realty Trust (REIT)	50,344	470,716
LTC Properties, Inc. (REIT)	12,056	341,667
Medical Properties Trust, Inc. (REIT)	54,005	624,838
MFA Financial, Inc. (REIT)	166,039	1,361,520
Mid-America Apartment Communities, Inc. (REIT)	6,233	400,159
Mission West Properties, Inc. (REIT)	9,403	61,778
Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	113,791
MPG Office Trust, Inc. (REIT)*	24,504	90,910
National Health Investors, Inc. (REIT)	7,105	340,472
National Retail Properties, Inc. (REIT)	40,611	1,061,165
Newcastle Investment Corp. (REIT)*	37,349	225,588
NorthStar Realty Finance Corp. (REIT)	34,200	182,970
Omega Healthcare Investors, Inc. (REIT)	39,033	871,997

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
One Liberty Properties, Inc. (REIT)	4,881	$73,605
Parkway Properties, Inc./Maryland (REIT)	10,905	185,385
Pebblebrook Hotel Trust (REIT)	18,545	410,772
Pennsylvania Real Estate Investment Trust (REIT)	26,532	378,612
PennyMac Mortgage Investment Trust (REIT)	8,332	153,225
Post Properties, Inc. (REIT)	23,709	930,578
Potlatch Corp. (REIT)	9,553	384,031
PS Business Parks, Inc. (REIT)	7,509	435,071
RAIT Financial Trust (REIT)	55,474	136,466
Ramco-Gershenson Properties Trust (REIT)	19,142	239,849
Redwood Trust, Inc. (REIT)	37,199	578,444
Resource Capital Corp. (REIT)	25,448	167,702
Retail Opportunity Investments Corp. (REIT)	20,580	225,145
Sabra Healthcare REIT, Inc. (REIT)	12,889	226,975
Saul Centers, Inc. (REIT)	1,253	55,821
Sovran Self Storage, Inc. (REIT)	13,513	534,439
Strategic Hotels & Resorts, Inc. (REIT)*	51,280	330,756
Sun Communities, Inc. (REIT)	9,280	330,832
Sunstone Hotel Investors, Inc. (REIT)*	57,731	588,279
Tanger Factory Outlet Centers (REIT)	17,760	466,022
Terreno Realty Corp. (REIT)*	4,901	84,444
Two Harbors Investment Corp. (REIT)	33,642	352,232
UMH Properties, Inc. (REIT)	5,377	53,447
Universal Health Realty Income Trust (REIT)	2,946	119,401
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	180,823
U-Store-It Trust (REIT)	47,623	500,994
Walter Investment Management Corp. (REIT)	11,738	189,334
Washington Real Estate Investment Trust (REIT)	23,791	739,662
Winthrop Realty Trust (REIT)	457,192	5,600,602

		53,594,459

Real Estate Management & Development (1.8%)
Avatar Holdings, Inc.*	4,308	85,255
Consolidated-Tomoka Land Co.	2,797	90,623
Forestar Group, Inc.*	17,747	337,548
Hang Lung Group Ltd.	261,000	1,615,616
Howard Hughes Corp.*	172,500	12,185,400
Tejon Ranch Co.*	4,256	156,366
Thomas Properties Group, Inc.*	17,632	59,067
Wheelock & Co., Ltd.	432,000	1,621,690

		16,151,565

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	10,415	127,376
Astoria Financial Corp.	41,169	591,599
Bank Mutual Corp.	21,210	89,718
BankFinancial Corp.	9,260	85,100
Beneficial Mutual Bancorp, Inc.*	17,100	147,402
Berkshire Hills Bancorp, Inc.	6,893	143,719
BofI Holding, Inc.*	3,512	54,506
Brookline Bancorp, Inc.	17,863	188,097
Clifton Savings Bancorp, Inc.	5,134	60,941
Dime Community Bancshares, Inc.	13,005	191,954
Doral Financial Corp.*	9,307	10,238
ESB Financial Corp.	4,460	65,874
ESSA Bancorp, Inc.	6,697	88,400
Farmer Mac, Class C	4,737	90,524
First Financial Holdings, Inc.	7,895	89,293
Flagstar Bancorp, Inc.*	32,024	48,036
Flushing Financial Corp.	15,094	224,901
Fox Chase Bancorp, Inc.	2,812	39,143
Home Federal Bancorp, Inc./Idaho	8,281	97,550
Kaiser Federal Financial Group, Inc.	1,362	16,753
Kearny Financial Corp.	7,113	71,343
Meridian Interstate Bancorp, Inc.*	4,668	65,585
MGIC Investment Corp.*	96,323	856,312
NASB Financial, Inc.*	1,640	26,535
NewAlliance Bancshares, Inc.	50,924	755,712
Northwest Bancshares, Inc.	53,202	667,153
OceanFirst Financial Corp.	6,973	97,273
Ocwen Financial Corp.*	36,338	400,445
Oritani Financial Corp.	18,830	238,764
PMI Group, Inc.*	69,664	188,093
Provident Financial Services, Inc.	29,131	431,139
Provident New York Bancorp	18,919	195,244
Radian Group, Inc.	64,522	439,395
Rockville Financial, Inc.	6,341	66,140
Roma Financial Corp.	4,062	44,966
Territorial Bancorp, Inc.	6,000	119,520
TrustCo Bank Corp./New York	236,467	1,402,249
United Financial Bancorp, Inc.	8,151	134,573
ViewPoint Financial Group	4,580	59,540
Waterstone Financial, Inc.*	3,732	11,457
Westfield Financial, Inc.	14,506	131,424
WSFS Financial Corp.	2,920	137,532

		8,991,518

Total Financials		218,160,567

Health Care (3.4%)
Biotechnology (0.2%)
Alkermes, Inc.*	32,971	426,974
Celera Corp.*	35,758	289,997
Enzon Pharmaceuticals, Inc.*	9,464	103,158
Exelixis, Inc.*	28,169	318,310
Infinity Pharmaceuticals, Inc.*	2,404	14,135
Inovio Pharmaceuticals, Inc.*	15,653	17,218
Lexicon Pharmaceuticals, Inc.*	65,165	109,477
Maxygen, Inc.	14,164	73,653
Progenics Pharmaceuticals, Inc.*	4,182	25,845
SuperGen, Inc.*	26,798	83,074

		1,461,841

Health Care Equipment & Supplies (1.2%)
Alphatec Holdings, Inc.*	5,681	15,339
Analogic Corp.	1,800	101,790
AngioDynamics, Inc.*	12,208	184,585
Cantel Medical Corp.	6,367	163,950
CONMED Corp.*	13,841	363,741
CryoLife, Inc.*	12,815	78,172
Cutera, Inc.*	6,323	54,188
Cynosure, Inc., Class A*	4,896	68,005
DynaVox, Inc., Class A*	4,078	22,511
Exactech, Inc.*	1,346	23,622
Greatbatch, Inc.*	11,439	302,676
ICU Medical, Inc.*	4,389	192,150
Invacare Corp.	12,920	402,070
Medical Action Industries, Inc.*	7,091	59,564
Merit Medical Systems, Inc.*	1,347	26,428
NxStage Medical, Inc.*	970	21,321
Palomar Medical Technologies, Inc.*	3,897	57,870

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rochester Medical Corp.*	335,000	$3,845,800
RTI Biologics, Inc.*	25,293	72,338
Solta Medical, Inc.*	20,865	68,855
STERIS Corp.	46,527	1,607,043
SurModics, Inc.*	3,639	45,488
Symmetry Medical, Inc.*	17,907	175,489
Syneron Medical Ltd.*	13,310	173,562
Teleflex, Inc.	25,000	1,449,500
TomoTherapy, Inc.*	15,857	72,467
West Pharmaceutical Services, Inc.	19,663	880,313
Wright Medical Group, Inc.*	7,033	119,631
Young Innovations, Inc.	1,928	60,539

		10,709,007

Health Care Providers & Services (1.4%)
Allied Healthcare International, Inc.*	21,071	53,520
America Service Group, Inc.	140,000	3,589,600
American Dental Partners, Inc.*	7,447	97,705
AMERIGROUP Corp.*	21,616	1,388,828
AMN Healthcare Services, Inc.*	9,927	85,968
Amsurg Corp.*	14,634	372,289
Assisted Living Concepts, Inc., Class A*	4,956	193,978
BioScrip, Inc.*	5,300	24,963
Capital Senior Living Corp.*	13,600	144,432
CardioNet, Inc.*	8,819	42,243
Centene Corp.*	23,484	774,502
Chindex International, Inc.*	3,973	63,767
Continucare Corp.*	3,830	20,490
Cross Country Healthcare, Inc.*	15,124	118,421
Five Star Quality Care, Inc.*	15,562	126,519
Gentiva Health Services, Inc.*	9,520	266,846
Hanger Orthopedic Group, Inc.*	6,391	166,358
HealthSouth Corp.*	2,636	65,847
Healthspring, Inc.*	27,761	1,037,429
Healthways, Inc.*	16,620	255,449
Kindred Healthcare, Inc.*	19,128	456,777
Magellan Health Services, Inc.*	15,914	781,059
MedCath Corp.*	10,152	141,620
Molina Healthcare, Inc.*	3,138	125,520
National Healthcare Corp.	4,417	205,346
Owens & Minor, Inc.	5,889	191,275
PharMerica Corp.*	9,248	105,797
RehabCare Group, Inc.*	9,970	367,594
Select Medical Holdings Corp.*	24,462	197,164
Skilled Healthcare Group, Inc., Class A*	9,722	139,900
Sun Healthcare Group, Inc.*	12,138	170,782
Triple-S Management Corp., Class B*	9,882	203,371
Universal American Corp.	15,230	348,919
WellCare Health Plans, Inc.*	20,279	850,704

		13,174,982

Health Care Technology (0.0%)
Vital Images, Inc.*	2,147	29,006

Life Sciences Tools & Services (0.3%)
Affymetrix, Inc.*	31,426	163,729
Albany Molecular Research, Inc.*	12,088	51,495
Cambrex Corp.*	14,859	81,725
Kendle International, Inc.*	6,916	74,070
Mettler-Toledo International, Inc.*	7,000	1,204,000
Pharmaceutical Product Development, Inc.	47,900	1,327,309

		2,902,328

Pharmaceuticals (0.3%)
Caraco Pharmaceutical Laboratories Ltd.*	3,358	17,462
Cornerstone Therapeutics, Inc.*	4,108	27,195
Impax Laboratories, Inc.*	3,349	85,232
Lannett Co., Inc.*	3,854	21,505
Medicines Co.*	11,928	194,307
Medicis Pharmaceutical Corp., Class A	29,118	932,941
Par Pharmaceutical Cos., Inc.*	16,922	525,936
Sucampo Pharmaceuticals, Inc., Class A*	5,407	22,709
ViroPharma, Inc.*	37,427	744,797

		2,572,084

Total Health Care		30,849,248

Industrials (15.7%)
Aerospace & Defense (1.0%)
AAR Corp.*	18,573	514,844
Ceradyne, Inc.*	48,816	2,200,625
Cubic Corp.	4,392	252,540
Curtiss-Wright Corp.	21,767	764,892
Ducommun, Inc.	4,445	106,236
Esterline Technologies Corp.*	14,315	1,012,357
GenCorp, Inc.*	26,950	161,161
Global Defense Technology & Systems, Inc.*	1,635	39,600
Hexcel Corp.*	8,428	165,947
Kratos Defense & Security Solutions, Inc.*	11,344	161,539
Ladish Co., Inc.*	7,638	417,417
LMI Aerospace, Inc.*	4,382	88,560
Moog, Inc., Class A*	21,686	995,604
Orbital Sciences Corp.*	16,551	313,145
Teledyne Technologies, Inc.*	12,600	651,546
Triumph Group, Inc.	8,016	709,015

		8,555,028

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	26,310	222,320
Atlas Air Worldwide Holdings, Inc.*	12,327	859,438

		1,081,758

Airlines (0.6%)
AirTran Holdings, Inc.*	65,926	491,149
Alaska Air Group, Inc.*	16,224	1,028,926
Hawaiian Holdings, Inc.*	19,183	115,290
JetBlue Airways Corp.*	116,495	730,424
Pinnacle Airlines Corp.*	8,913	51,250
Republic Airways Holdings, Inc.*	23,134	148,751
SkyWest, Inc.	123,481	2,089,298
U.S. Airways Group, Inc.*	77,165	672,107

		5,327,195

Building Products (1.0%)
A.O. Smith Corp.	17,850	791,469
American Woodmark Corp.	50,083	1,045,733
Ameron International Corp.	4,492	313,497
Apogee Enterprises, Inc.	100,596	1,326,861
Builders FirstSource, Inc.*	18,562	52,716
Gibraltar Industries, Inc.*	114,786	1,369,397
Griffon Corp.*	21,752	285,604
Insteel Industries, Inc.	8,116	114,760
PGT, Inc.*	6,868	16,140
Quanex Building Products Corp.	14,735	289,248
Simpson Manufacturing Co., Inc.	49,644	1,462,512
Universal Forest Products, Inc.	57,347	2,101,768

		9,169,705

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	84,458	$2,144,389
ACCO Brands Corp.*	26,777	255,453
American Reprographics Co.*	15,611	161,574
Brink’s Co.	3,626	120,057
Copart, Inc.*	85,000	3,683,050
Courier Corp.	5,005	69,870
Deluxe Corp.	1,591	42,225
EnergySolutions, Inc.	43,164	257,257
Ennis, Inc.	8,965	152,674
Fuel Tech, Inc.*	8,980	79,922
G&K Services, Inc., Class A	9,007	299,483
GEO Group, Inc.*	13,417	344,012
Kimball International, Inc., Class B	14,431	101,017
M&F Worldwide Corp.*	5,012	125,902
McGrath RentCorp	6,842	186,581
Metalico, Inc.*	18,460	114,821
Mine Safety Appliances Co.	39,434	1,446,045
Mobile Mini, Inc.*	217,753	5,230,427
Multi-Color Corp.	4,959	100,221
Schawk, Inc.	3,700	71,928
Steelcase, Inc., Class A	32,884	374,220
Sykes Enterprises, Inc.*	17,853	352,954
Team, Inc.*	170,640	4,481,006
UniFirst Corp.	6,898	365,663
United Stationers, Inc.	4,347	308,854
Viad Corp.	8,732	209,044

		21,078,649

Construction & Engineering (1.8%)
Argan, Inc.*	3,185	27,264
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	90,000	3,659,400
Comfort Systems USA, Inc.	18,520	260,576
Dycom Industries, Inc.*	17,155	297,468
EMCOR Group, Inc.*	63,017	1,951,636
Furmanite Corp.*	410,000	3,280,000
Granite Construction, Inc.	86,354	2,426,547
Great Lakes Dredge & Dock Corp.	18,672	142,467
Insituform Technologies, Inc., Class A*	2,746	73,456
Layne Christensen Co.*	9,538	329,061
MasTec, Inc.*	25,195	524,056
Michael Baker Corp.*	3,436	99,885
MYR Group, Inc.*	8,425	201,526
Northwest Pipe Co.*	4,500	103,185
Orion Marine Group, Inc.*	205,000	2,201,700
Pike Electric Corp.*	8,092	77,036
Primoris Services Corp.	9,729	98,652
Sterling Construction Co., Inc.*	7,940	134,027
Tutor Perini Corp.	12,781	311,345

		16,199,287

Electrical Equipment (0.8%)
Advanced Battery Technologies, Inc.*	10,246	19,877
AZZ, Inc.	413	18,833
Brady Corp., Class A	65,034	2,321,063
Broadwind Energy, Inc.*	33,966	44,496
Encore Wire Corp.	9,103	221,567
EnerSys*	16,413	652,417
Franklin Electric Co., Inc.	25,038	1,156,756
Generac Holdings, Inc.*	6,100	123,769
Hoku Corp.*	7,817	15,634
LSI Industries, Inc.	9,292	67,274
Powell Industries, Inc.*	21,460	846,382
Preformed Line Products Co.	1,000	69,170
Roper Industries, Inc.	18,550	1,603,833

		7,161,071

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	39,700	1,768,635
Seaboard Corp.	156	376,428
Standex International Corp.	4,981	188,730
Tredegar Corp.	11,040	238,243
United Capital Corp.*	919	26,008

		2,598,044

Machinery (3.2%)
Alamo Group, Inc.	2,926	80,319
Albany International Corp., Class A	10,796	268,820
American Railcar Industries, Inc.*	4,602	114,866
Ampco-Pittsburgh Corp.	3,698	101,991
Astec Industries, Inc.*	47,346	1,765,532
Barnes Group, Inc.	2,990	62,431
Briggs & Stratton Corp.	62,685	1,419,815
Cascade Corp.	4,443	198,069
Chart Industries, Inc.*	13,672	752,507
CIRCOR International, Inc.	20,865	981,072
CLARCOR, Inc.	1,490	66,946
CNH Global N.V.*	7,155	347,375
Columbus McKinnon Corp.*	9,317	171,992
Commercial Vehicle Group, Inc.*	11,974	213,616
Douglas Dynamics, Inc.	5,352	76,319
Dynamic Materials Corp.	3,784	105,763
EnPro Industries, Inc.*	5,947	215,995
ESCO Technologies, Inc.	12,498	476,799
Federal Signal Corp.	29,916	194,753
Flow International Corp.*	2,264	9,939
Force Protection, Inc.*	34,241	167,781
FreightCar America, Inc.*	5,414	176,009
Gardner Denver, Inc.	28,302	2,208,405
Graco, Inc.	42,400	1,928,776
Greenbrier Cos., Inc.*	10,162	288,398
Kadant, Inc.*	4,506	118,012
Kennametal, Inc.	44,000	1,716,000
L.B. Foster Co., Class A	5,026	216,671
Lincoln Electric Holdings, Inc.	19,000	1,442,480
Lydall, Inc.*	8,445	75,076
Met-Pro Corp.	7,029	83,645
Miller Industries, Inc.	5,025	81,606
Mueller Industries, Inc.	74,188	2,716,765
Mueller Water Products, Inc., Class A	4,875	21,840
NACCO Industries, Inc., Class A	197	21,802
Nordson Corp.	14,600	1,679,876
Robbins & Myers, Inc.	18,482	849,987
Tecumseh Products Co., Class A*	8,777	87,946
Timken Co.	10,000	523,000
Titan International, Inc.	16,884	449,283
Trinity Industries, Inc.	83,500	3,061,945
Twin Disc, Inc.	3,559	114,671
Wabash National Corp.*	133,885	1,550,388
Watts Water Technologies, Inc., Class A	42,831	1,635,716

		28,840,997

Marine (0.5%)
Baltic Trading Ltd.	8,051	73,425
Eagle Bulk Shipping, Inc.*	30,723	114,290
Excel Maritime Carriers Ltd.*	19,341	82,973
Genco Shipping & Trading Ltd.*	13,702	147,570
Horizon Lines, Inc., Class A	14,387	12,229
International Shipholding Corp.	2,527	62,922
Kirby Corp.*	73,000	4,182,170

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ultrapetrol Bahamas Ltd.*	10,958	$55,667

		4,731,246

Professional Services (0.4%)
Barrett Business Services, Inc.	1,349	21,665
CBIZ, Inc.*	8,267	59,605
CDI Corp.	5,157	76,272
CRA International, Inc.*	4,535	130,744
Dolan Co.*	8,469	102,814
GP Strategies Corp.*	5,446	74,066
Heidrick & Struggles International, Inc.	7,810	217,352
Hill International, Inc.*	9,612	50,848
Huron Consulting Group, Inc.*	7,399	204,878
ICF International, Inc.*	5,545	113,894
Insperity, Inc.	33,000	1,002,540
Kelly Services, Inc., Class A*	11,391	247,299
Korn/Ferry International*	21,175	471,567
LECG Corp.*	10,754	2,168
Navigant Consulting, Inc.*	19,123	191,039
On Assignment, Inc.*	15,904	150,452
School Specialty, Inc.*	5,761	82,382
SFN Group, Inc.*	21,883	308,331
TrueBlue, Inc.*	7,985	134,068
VSE Corp.	1,015	30,156

		3,672,140

Road & Rail (2.2%)
Amerco, Inc.*	4,128	400,416
Arkansas Best Corp.	12,327	319,516
Celadon Group, Inc.*	4,021	65,301
Genesee & Wyoming, Inc., Class A*	116,466	6,778,321
Marten Transport Ltd.	151,491	3,378,249
Old Dominion Freight Line, Inc.*	2,082	73,057
P.A.M. Transportation Services, Inc.*	2,364	28,723
Patriot Transportation Holding, Inc.*	2,103	56,255
Quality Distribution, Inc.*	3,406	40,361
RailAmerica, Inc.*	11,281	192,228
Roadrunner Transportation Systems, Inc.*	2,073	31,095
Saia, Inc.*	232,765	3,815,018
Universal Truckload Services, Inc.*	3,022	52,130
USA Truck, Inc.*	3,966	51,558
Vitran Corp., Inc.*	310,000	4,367,900
Werner Enterprises, Inc.	17,450	461,902

		20,112,030

Trading Companies & Distributors (1.5%)
Aceto Corp.	12,389	98,740
Aircastle Ltd.	24,827	299,662
Applied Industrial Technologies, Inc.	24,000	798,240
CAI International, Inc.*	3,263	84,381
DXP Enterprises, Inc.*	180,000	4,154,400
H&E Equipment Services, Inc.*	13,511	263,600
Interline Brands, Inc.*	14,785	301,614
Kaman Corp.	5,784	203,597
Lawson Products, Inc.	1,977	45,550
RSC Holdings, Inc.*	24,013	345,307
Rush Enterprises, Inc., Class A*	15,576	308,405
SeaCube Container Leasing Ltd.	4,815	77,088
TAL International Group, Inc.	145,903	5,291,902
Titan Machinery, Inc.*	4,365	110,216
United Rentals, Inc.*	29,043	966,551

		13,349,253

Transportation Infrastructure (0.0%)
Hainan Meilan International Airport Co., Ltd., Class H	18,000	19,484

Total Industrials		141,895,887

Information Technology (3.7%)
Communications Equipment (0.6%)
Anaren, Inc.*	6,484	130,328
Arris Group, Inc.*	48,837	622,183
Aviat Networks, Inc.*	29,237	151,155
Bel Fuse, Inc., Class B	4,955	109,060
BigBand Networks, Inc.*	13,070	33,328
Black Box Corp.	8,052	283,028
Comtech Telecommunications Corp.	7,917	215,184
Digi International, Inc.*	10,480	110,669
EMS Technologies, Inc.*	7,147	140,474
Emulex Corp.*	41,875	446,806
Extreme Networks, Inc.*	33,009	115,532
Globecomm Systems, Inc.*	10,166	125,347
Harmonic, Inc.*	42,506	398,706
Infinera Corp.*	3,204	26,882
Loral Space & Communications, Inc.*	9,600	744,480
Oplink Communications, Inc.*	5,852	114,055
Opnext, Inc.*	21,395	51,990
PC-Tel, Inc.*	9,751	74,790
Powerwave Technologies, Inc.*	81,220	366,302
SeaChange International, Inc.*	7,551	71,735
Sonus Networks, Inc.*	18,067	67,932
Sycamore Networks, Inc.	9,488	231,792
Symmetricom, Inc.*	21,791	133,579
Tekelec*	29,320	238,078
UTStarcom, Inc.*	57,208	134,439
ViaSat, Inc.*	10,070	401,189

		5,539,043

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	14,271	318,243
Cray, Inc.*	10,055	64,855
Electronics for Imaging, Inc.*	22,421	329,813
Hutchinson Technology, Inc.*	11,496	32,419
Imation Corp.*	14,362	159,993
Intermec, Inc.*	9,696	104,620
Intevac, Inc.*	6,894	85,692
Novatel Wireless, Inc.*	13,813	75,419
Quantum Corp.*	9,565	24,104
Rimage Corp.	4,775	77,116
Silicon Graphics International Corp.*	14,090	301,526

		1,573,800

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.*	8,028	46,081
Anixter International, Inc.	6,634	463,650
Benchmark Electronics, Inc.*	140,061	2,656,957
Checkpoint Systems, Inc.*	11,816	265,624
Cognex Corp.	4,093	115,627
Coherent, Inc.*	3,888	225,932
CTS Corp.	11,955	129,114
Daktronics, Inc.	13,380	143,835
Electro Rent Corp.	8,023	137,835
Electro Scientific Industries, Inc.*	12,349	214,379
Gerber Scientific, Inc.*	12,482	116,832
Insight Enterprises, Inc.*	17,146	291,996
L-1 Identity Solutions, Inc.*	36,798	433,480
Littelfuse, Inc.	1,606	91,703
Measurement Specialties, Inc.*	7,109	242,133
Mercury Computer Systems, Inc.*	12,194	258,025

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Methode Electronics, Inc.	7,688	$92,871
Multi-Fineline Electronix, Inc.*	681	19,218
Newport Corp.*	12,580	224,301
OSI Systems, Inc.*	2,077	77,950
Park Electrochemical Corp.	3,970	128,032
PC Connection, Inc.*	4,562	40,419
RadiSys Corp.*	3,257	28,206
Richardson Electronics Ltd.	5,246	69,142
Rofin-Sinar Technologies, Inc.*	48,665	1,922,267
Rogers Corp.*	5,204	234,492
Scansource, Inc.*	12,747	484,259
SMART Modular Technologies (WWH), Inc.*	10,542	81,911
Spectrum Control, Inc.*	4,079	80,275
SYNNEX Corp.*	10,877	356,004
Tessco Technologies, Inc.	992	11,408
TTM Technologies, Inc.*	29,886	542,730
X-Rite, Inc.*	16,400	77,900
Zygo Corp.*	7,421	108,495

		10,413,083

Internet Software & Services (0.3%)
DealerTrack Holdings, Inc.*	3,269	75,056
Digital River, Inc.*	16,747	626,840
EarthLink, Inc.	51,657	404,474
InfoSpace, Inc.*	15,575	134,880
Internap Network Services Corp.*	25,705	168,882
j2 Global Communications, Inc.*	6,838	201,789
Keynote Systems, Inc.	5,543	102,823
Knot, Inc.*	6,869	82,771
Limelight Networks, Inc.*	5,465	39,129
Marchex, Inc., Class B	9,696	76,308
ModusLink Global Solutions, Inc.	20,757	113,333
Perficient, Inc.*	3,781	45,410
RealNetworks, Inc.*	41,446	154,179
TechTarget, Inc.*	2,495	22,231
United Online, Inc.	31,996	201,735
ValueClick, Inc.*	8,819	127,523

		2,577,363

IT Services (0.3%)
CACI International, Inc., Class A*	13,458	825,245
CIBER, Inc.*	30,415	203,780
Computer Task Group, Inc.*	2,589	34,408
CSG Systems International, Inc.*	9,109	181,633
Euronet Worldwide, Inc.*	23,340	451,162
Global Cash Access Holdings, Inc.*	2,600	8,502
Hackett Group, Inc.*	5,827	22,376
Integral Systems, Inc.*	8,471	103,092
ManTech International Corp., Class A*	964	40,874
Online Resources Corp.*	8,869	33,525
SRA International, Inc., Class A*	19,086	541,279
Tier Technologies, Inc.*	4,128	22,704
Unisys Corp.*	12,397	387,034
Virtusa Corp.*	3,195	59,842

		2,915,456

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Analogic Technologies, Inc.*	16,787	63,455
Advanced Energy Industries, Inc.*	6,674	109,120
Alpha & Omega Semiconductor Ltd.*	2,272	28,832
ANADIGICS, Inc.*	8,640	38,707
ATMI, Inc.*	14,511	273,968
Axcelis Technologies, Inc.*	46,571	123,413
AXT, Inc.*	9,140	65,534
Brooks Automation, Inc.*	13,066	179,396
Cabot Microelectronics Corp.*	8,567	447,626
Cohu, Inc.	86,315	1,325,798
Cymer, Inc.*	10,757	608,631
DSP Group, Inc.*	11,469	88,311
Energy Conversion Devices, Inc.*	19,747	44,628
Entegris, Inc.*	43,645	382,767
Evergreen Solar, Inc.*	15,771	21,291
Exar Corp.*	16,019	96,434
FEI Co.*	13,150	443,418
FormFactor, Inc.*	24,244	249,713
GSI Technology, Inc.*	2,920	26,543
Ikanos Communications, Inc.*	13,338	15,205
Integrated Device Technology, Inc.* .	28,887	212,897
Integrated Silicon Solution, Inc.*	1,424	13,201
IXYS Corp.*	4,544	61,026
Kopin Corp.*	20,463	93,925
Microsemi Corp.*	24,272	502,673
MKS Instruments, Inc.	13,911	463,236
OmniVision Technologies, Inc.*	6,430	228,458
Pericom Semiconductor Corp.*	11,024	114,319
Photronics, Inc.*	25,883	232,171
Sigma Designs, Inc.*	13,013	168,518
Silicon Image, Inc.*	8,981	80,560
Standard Microsystems Corp.*	7,581	186,947
Tessera Technologies, Inc.*	10,362	189,210
Trident Microsystems, Inc.*	32,000	36,800
Ultratech, Inc.*	2,319	68,179
Zoran Corp.*	22,485	233,619

		7,518,529

Software (0.4%)
Accelrys, Inc.*	12,803	102,424
CDC Corp., Class A*	15,756	40,178
Epicor Software Corp.*	9,693	107,302
EPIQ Systems, Inc.	15,161	217,712
ePlus, Inc.*	1,875	49,894
Fair Isaac Corp.	20,022	632,895
FalconStor Software, Inc.*	8,058	36,664
JDA Software Group, Inc.*	17,320	524,103
Mentor Graphics Corp.*	30,770	450,165
Quest Software, Inc.*	2,947	74,824
RealD, Inc.*	3,969	108,592
RealPage, Inc.*	1,799	49,886
S1 Corp.*	25,897	172,992
Smith Micro Software, Inc.*	1,954	18,290
Take-Two Interactive Software, Inc.*	30,906	475,025
TeleCommunication Systems, Inc.,
Class A*	13,380	55,126
THQ, Inc.*	6,700	30,552
VASCO Data Security International, Inc.*	2,881	39,556

		3,186,180

Total Information Technology		33,723,454

Materials (5.1%)
Chemicals (1.8%)
A. Schulman, Inc.	21,955	542,728
American Vanguard Corp.	10,151	88,111
Arch Chemicals, Inc.	4,314	179,419
Cabot Corp.	34,700	1,606,263
Ferro Corp.*	23,569	391,010
Georgia Gulf Corp.*	16,076	594,812
H.B. Fuller Co.	121,355	2,606,705
Hawkins, Inc.	775	31,837
Innophos Holdings, Inc.	7,759	357,768
Kraton Performance Polymers, Inc.*	872	33,354

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Landec Corp.*	10,940	$71,110
Minerals Technologies, Inc.	8,224	563,508
NL Industries, Inc.	2,000	29,700
Olin Corp.	15,814	362,457
OM Group, Inc.*	14,591	533,155
PolyOne Corp.	13,244	188,197
Quaker Chemical Corp.	1,506	60,496
Rockwood Holdings, Inc.*	6,554	322,588
RPM International, Inc.	81,901	1,943,511
Sensient Technologies Corp.	46,909	1,681,219
Spartech Corp.*	8,160	59,160
TPC Group, Inc.*	3,497	100,958
Valhi, Inc.	59,900	1,586,152
W.R. Grace & Co.*	29,345	1,123,620
Westlake Chemical Corp.	17,746	997,325
Zoltek Cos., Inc.*	13,670	183,588

		16,238,751

Construction Materials (0.1%)
Headwaters, Inc.*	29,649	174,929
Texas Industries, Inc.	9,846	445,335

		620,264

Containers & Packaging (0.4%)
AEP Industries, Inc.*	1,154	34,297
AptarGroup, Inc.	22,000	1,102,860
Boise, Inc.	34,108	312,429
Graham Packaging Co., Inc.*	7,881	137,366
Graphic Packaging Holding Co.*	53,979	292,566
Myers Industries, Inc.	16,853	167,351
Rock-Tenn Co., Class A	12,295	852,658
Silgan Holdings, Inc.	11,728	447,306

		3,346,833

Metals & Mining (2.5%)
A.M. Castle & Co.*	8,144	153,759
Century Aluminum Co.*	30,412	568,096
Coeur d’Alene Mines Corp.*	39,515	1,374,332
Commercial Metals Co.	186,900	3,227,763
Harry Winston Diamond Corp.*	54,000	873,720
Haynes International, Inc.	5,144	285,235
Hecla Mining Co.*	133,532	1,212,471
Horsehead Holding Corp.*	20,038	341,648
Inmet Mining Corp.	74,200	5,215,812
Kaiser Aluminum Corp.	6,901	339,874
Materion Corp.*	9,109	371,647
Metals USA Holdings Corp.*	2,676	43,806
Molycorp, Inc.*	6,971	418,400
Olympic Steel, Inc.	4,448	145,939
Reliance Steel & Aluminum Co.	40,685	2,350,779
RTI International Metals, Inc.*	12,422	386,945
Steel Dynamics, Inc.	99,000	1,858,230
Thompson Creek Metals Co., Inc.*	70,322	881,838
U.S. Energy Corp./Wyoming*	13,216	82,732
U.S. Gold Corp.*	267,700	2,363,791
United States Steel Corp.	5,830	314,470
Universal Stainless & Alloy Products, Inc.*	3,354	113,130
Worthington Industries, Inc.	10,796	225,852

		23,150,269

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	18,676	508,547
Clearwater Paper Corp.*	1,388	112,983
KapStone Paper and Packaging Corp.*	18,695	320,993
Louisiana-Pacific Corp.*	60,538	635,649
Neenah Paper, Inc.	3,684	80,938
P.H. Glatfelter Co.	66,690	888,311
Wausau Paper Corp.	20,721	158,308

		2,705,729

Total Materials		46,061,846

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Cincinnati Bell, Inc.*	72,559	194,458
Consolidated Communications Holdings, Inc.	2,811	52,650
General Communication, Inc., Class A*	20,283	221,896
Global Crossing Ltd.*	5,952	82,852
Globalstar, Inc.*	34,308	43,571
Hughes Communications, Inc.*	1,629	97,202
IDT Corp., Class B	6,955	187,437
Iridium Communications, Inc.*	16,812	133,992
PAETEC Holding Corp.*	19,864	66,346
Premiere Global Services, Inc.*	489,404	3,729,259
Vonage Holdings Corp.*	31,184	142,199

		4,951,862

Wireless Telecommunication Services (0.0%)
FiberTower Corp.*	23,638	47,513
ICO Global Communications Holdings Ltd.*	19,187	51,229
USA Mobility, Inc.	4,670	67,668

		166,410

Total Telecommunication Services		5,118,272

Utilities (2.5%)
Electric Utilities (1.2%)
Allete, Inc.	14,810	577,146
Central Vermont Public Service Corp.	6,125	142,651
Cleco Corp.	29,391	1,007,817
El Paso Electric Co.*	21,406	650,742
Empire District Electric Co.	18,983	413,640
IDACORP, Inc.	23,169	882,739
MGE Energy, Inc.	11,292	457,213
NV Energy, Inc.	128,000	1,905,920
Otter Tail Corp.	16,061	365,067
PNM Resources, Inc.	125,327	1,869,879
Portland General Electric Co.	35,908	853,533
UIL Holdings Corp.	24,238	739,744
UniSource Energy Corp.	17,332	626,205
Unitil Corp.	5,263	123,996

		10,616,292

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	4,739	197,237
Energen Corp.	24,500	1,546,440
Laclede Group, Inc.	10,371	395,135
New Jersey Resources Corp.	19,752	848,348
Nicor, Inc.	21,751	1,168,029
Northwest Natural Gas Co.	12,695	585,620
Piedmont Natural Gas Co., Inc.	34,213	1,038,365
South Jersey Industries, Inc.	12,014	672,424
Southwest Gas Corp.	21,817	850,208
WGL Holdings, Inc.	24,127	940,953

		8,242,759

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	49,911	283,994

Multi-Utilities (0.2%)
Avista Corp.	26,061	602,791
Black Hills Corp.	18,624	622,786
CH Energy Group, Inc.	7,657	386,985

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
NorthWestern Corp.	17,170	$520,251

		2,132,813

Water Utilities (0.2%)
American States Water Co.	8,936	320,445
Artesian Resources Corp., Class A	3,266	63,654
California Water Service Group	9,499	353,078
Connecticut Water Service, Inc.	4,315	113,700
Consolidated Water Co., Ltd.	7,352	80,137
Middlesex Water Co.	7,444	135,407
SJW Corp.	6,482	150,058
York Water Co.	6,393	111,302

		1,327,781

Total Utilities		22,603,639

Total Common Stocks (78.1%) (Cost $565,112,687)		706,288,985

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(2.0%)
iShares Russell 2000 Index Fund	70,000	5,891,900
iShares Russell 2000 Value Index Fund	100,000	7,538,000
JZ Capital Partners Ltd.	34,000	217,081
RIT Capital Partners plc*	197,220	4,135,091

		17,782,072

Investment Companies(0.0%)
Kayne Anderson Energy
Development Co.	5,060	98,974
THL Credit, Inc.	4,471	61,118

		160,092

Total Investment Companies (2.0%) (Cost $17,516,507)		17,942,164

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (17.6%)
BlackRock Liquidity Funds TempFund 0.14% ‡	159,619,828	159,619,828

	Principal Amount	Value (Note 1)
Time Deposit (2.1%)
JPMorgan Chase Nassau 0.000%, 4/1/11	$18,601,647	18,601,647

Total Short-Term Investments (19.7%) (Cost $178,221,475)		178,221,475

Total Investments (99.8%) (Cost $760,850,669)		902,452,624
Other Assets Less Liabilities (0.2%)		1,900,532

Net Assets (100%)		$904,353,156

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds
TempFund	$156,815,286	$50,744,817	$47,940,275	$159,619,828	$59,180	$—

At March 31, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,022	June-11	$164,895,776	$170,191,740	$5,295,964

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,712,923	$—	$—	$113,712,923
Consumer Staples	17,263,797	—	—	17,263,797
Energy	76,899,352	—	—	76,899,352
Financials	202,840,079	15,320,488	—	218,160,567
Health Care	30,849,248	—	—	30,849,248
Industrials	141,876,403	19,484	—	141,895,887
Information Technology	33,723,454	—	—	33,723,454
Materials	46,061,846	—	—	46,061,846
Telecommunication Services	5,118,272	—	—	5,118,272
Utilities	22,603,639	—	—	22,603,639
Futures	5,295,964	—	—	5,295,964
Investment Companies
Exchange Traded Funds (ETFs)	13,429,900	4,352,172	—	17,782,072
Investment Companies	160,092	—	—	160,092
Short-Term Investments	—	178,221,475	—	178,221,475

Total Assets	$709,834,969	$197,913,619	$—	$907,748,588

Total Liabilities	$—	$—	$—	$—

Total	$709,834,969	$197,913,619	$—	$907,748,588

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$4,611
Total gains or losses (realized/unrealized) included in earnings	(1,817)
Purchases	—
Sales	(2,794)
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/11	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/11.	$—

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$297,165,621
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$321,085,773

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,451,071
Aggregate gross unrealized depreciation	(31,891,286)

Net unrealized appreciation	$137,559,785

Federal income tax cost of investments	$764,892,839

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.4%)
Auto Components (0.1%)
Johnson Controls, Inc.	8,955	$372,259

Automobiles (0.0%)
Tesla Motors, Inc.*	1,350	37,395

Diversified Consumer Services (0.0%)
Strayer Education, Inc.	1,043	136,101

Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)*	28,070	1,164,624

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	61,600	11,096,008
Blue Nile, Inc.*	1,200	64,788
Expedia, Inc.	15,600	353,496
Netflix, Inc.*	60,480	14,353,719
Nutrisystem, Inc.	2,100	30,429
priceline.com, Inc.*	6,925	3,507,097

		29,405,537

Total Consumer Discretionary		31,115,916

Health Care (0.1%)
Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.*	21,600	967,248

Total Health Care		967,248

Industrials (0.6%)
Construction & Engineering (0.3%)
Quanta Services, Inc.*	89,010	1,996,494

Electrical Equipment (0.2%)
Cooper Industries plc	26,580	1,725,042

Professional Services (0.1%)
Huron Consulting Group, Inc.*	31,215	864,343

Total Industrials		4,585,879

Information Technology (72.1%)
Communications Equipment (8.5%)
AAC Acoustic Technologies Holdings, Inc.	454,000	1,225,678
Acme Packet, Inc.*	56,082	3,979,579
ADTRAN, Inc.	232,680	9,879,593
Arris Group, Inc.*	10,000	127,400
Aruba Networks, Inc.*	5,900	199,656
Blue Coat Systems, Inc.*	3,500	98,560
Brocade Communications Systems, Inc.*	38,400	236,160
Ciena Corp.*	7,200	186,912
Cisco Systems, Inc.	437,500	7,503,125
Comtech Telecommunications Corp.	2,300	62,514
DG FastChannel, Inc.*	1,800	57,996
EchoStar Corp., Class A*	2,800	105,980
Emulex Corp.*	58,200	620,994
F5 Networks, Inc.*	6,400	656,448
Finisar Corp.*	6,300	154,980
Harris Corp.	10,300	510,880
HTC Corp.	29,930	1,170,472
Infinera Corp.*	2,300	19,297
InterDigital, Inc.	3,400	162,214
Ixia*	3,500	55,580
JDS Uniphase Corp.*	17,700	368,868
Juniper Networks, Inc.*	64,000	2,693,120
Loral Space & Communications, Inc.*	800	62,040
Motorola Mobility Holdings, Inc.*	23,087	563,323
Motorola Solutions, Inc.*	26,642	1,190,631
NETGEAR, Inc.*	2,700	87,588
Plantronics, Inc.	3,700	135,494
Polycom, Inc.*	48,771	2,528,776
QUALCOMM, Inc	268,155	14,702,939
Research In Motion Ltd.*	37,000	2,093,090
Riverbed Technology, Inc.*	240,281	9,046,580
Sonus Networks, Inc.*	23,200	87,232
Sycamore Networks, Inc.	1,500	36,645
Tekelec*	5,600	45,472
Tellabs, Inc.	30,100	157,724
ViaSat, Inc.*	3,200	127,488

		60,941,028

Computers & Peripherals (12.2%)
Apple, Inc.*	141,335	49,248,181
Avid Technology, Inc.*	2,600	57,980
Dell, Inc.*	132,900	1,928,379
Diebold, Inc.	5,100	180,846
Electronics for Imaging, Inc.*	3,800	55,898
EMC Corp.*	580,475	15,411,611
Hewlett-Packard Co.	392,720	16,089,738
Intermec, Inc.*	3,400	36,686
Lexmark International, Inc., Class A*	6,300	233,352
NCR Corp.*	12,700	239,268
NetApp, Inc.*	29,078	1,400,978
QLogic Corp.*	33,300	617,715
SanDisk Corp.*	18,710	862,344
Seagate Technology plc*	35,805	515,592
STEC, Inc.*	3,800	76,342
Synaptics, Inc.*	2,800	75,656
Western Digital Corp.*	18,500	689,865

		87,720,431

Electronic Equipment, Instruments & Components (3.7%)
Amphenol Corp., Class A	53,702	2,920,852
Anixter International, Inc.	2,200	153,758
Arrow Electronics, Inc.*	9,300	389,484
Avnet, Inc.*	12,200	415,898
AVX Corp.	3,600	53,676
Benchmark Electronics, Inc.*	5,200	98,644
Celestica, Inc.*	16,600	177,952
Chroma ATE, Inc.	306,000	988,557
Cognex Corp	3,000	84,750
Coherent, Inc.*	1,900	110,409
Corning, Inc.	124,300	2,564,309
Delta Electronics, Inc.	218,490	865,594
Dolby Laboratories, Inc., Class A*	4,163	204,861
FLIR Systems, Inc.	12,608	436,363
Hitachi Ltd.	1,464,000	7,620,967
Hon Hai Precision Industry Co., Ltd.	156,082	546,697
Ingram Micro, Inc., Class A*	12,300	258,669
IPG Photonics Corp.*	2,100	121,128
Itron, Inc.*	3,100	174,964
Jabil Circuit, Inc.	15,500	316,665
L-1 Identity Solutions, Inc.*	7,000	82,460
Littelfuse, Inc.	1,700	97,070
Molex, Inc.	10,919	274,285
Murata Manufacturing Co., Ltd.	9,000	648,113
National Instruments Corp.	7,100	232,667
Plexus Corp.*	3,300	115,698

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Power-One, Inc.*	7,900	$69,125
Rofin-Sinar Technologies, Inc.*	2,300	90,850
Samsung Electro-Mechanics Co., Ltd.	494	52,915
Sanmina-SCI Corp.*	6,800	76,228
SYNNEX Corp.*	1,800	58,914
Synnex Technology International Corp.	366,150	854,161
TE Connectivity Ltd.	35,200	1,225,664
Tech Data Corp.*	3,800	193,268
TPK Holding Co., Ltd.*	127,000	3,493,887
Trimble Navigation Ltd.*	9,600	485,184
TTM Technologies, Inc.*	3,200	58,112
Vishay Intertechnology, Inc.*	13,200	234,168

		26,846,966

Internet Software & Services (9.4%)
Akamai Technologies, Inc.*	36,690	1,394,220
Ancestry.com, Inc.*	1,200	42,540
AOL, Inc.*	8,449	165,009
Baidu, Inc. (ADR)*	80,280	11,063,387
ChinaCache International Holdings Ltd. (ADR)*	100	1,823
DealerTrack Holdings, Inc.*	3,300	75,768
Digital River, Inc.*	3,300	123,519
EarthLink, Inc.	8,900	69,687
eBay, Inc.*	197,525	6,131,176
Equinix, Inc.*	3,600	327,960
Google, Inc., Class A*	46,701	27,376,593
GSI Commerce, Inc.*	5,000	146,350
IAC/InterActiveCorp*	6,900	213,141
j2 Global Communications, Inc.*	3,800	112,138
Kakaku.com, Inc	108	601,803
LogMeIn, Inc.*	1,200	50,592
Monster Worldwide, Inc.*	10,200	162,180
NetEase.com, Inc. (ADR)*	104,030	5,150,525
Open Text Corp.*	4,500	280,440
OpenTable, Inc.*	1,300	138,255
Rackspace Hosting, Inc.*	7,800	334,230
SAVVIS, Inc.*	3,000	111,270
SINA Corp.*	44,955	4,811,983
Tencent Holdings Ltd	1,500	36,543
ValueClick, Inc.*	6,900	99,774
VeriSign, Inc.	30,526	1,105,347
WebMD Health Corp.*	3,967	211,917
Yahoo!, Inc.*	422,165	7,029,047

		67,367,217

IT Services (8.2%)
Accenture plc, Class A	84,093	4,622,592
Acxiom Corp.*	6,700	96,145
Alliance Data Systems Corp.*	29,384	2,523,792
Automatic Data Processing, Inc.	94,956	4,872,192
Broadridge Financial Solutions, Inc.	10,100	229,169
CACI International, Inc., Class A*	2,500	153,300
Cognizant Technology Solutions
Corp., Class A*	76,025	6,188,435
Computer Sciences Corp.	12,400	604,252
Convergys Corp.*	9,400	134,984
CoreLogic, Inc.*	7,800	144,300
DST Systems, Inc.	2,700	142,614
Euronet Worldwide, Inc.*	4,300	83,119
ExlService Holdings, Inc.*	15,894	336,158
Fidelity National Information Services, Inc.	21,050	688,125
Fiserv, Inc.*	11,600	727,552
Gartner, Inc.*	5,700	237,519
Genpact Ltd.*	36,199	524,162
Global Payments, Inc.	14,520	710,318
hiSoft Technology International Ltd. (ADR)*	27,740	519,570
iGATE Corp.	2,200	41,294
International Business Machines Corp.	112,638	18,367,879
Jack Henry & Associates, Inc.	6,900	233,841
Lender Processing Services, Inc.	7,200	231,768
ManTech International Corp., Class A*	1,700	72,080
Mastercard, Inc., Class A	7,700	1,938,244
MAXIMUS, Inc.	1,400	113,638
NeuStar, Inc., Class A*	5,833	149,208
Paychex, Inc.	25,300	793,408
SAIC, Inc.*	23,400	395,928
Sapient Corp.*	152,337	1,744,259
SRA International, Inc., Class A*	3,200	90,752
Syntel, Inc.	1,000	52,230
TeleTech Holdings, Inc.*	2,200	42,636
Teradata Corp.*	52,399	2,656,629
Total System Services, Inc.	13,100	236,062
Unisys Corp.*	2,700	84,294
VeriFone Systems, Inc.*	6,900	379,155
Visa, Inc., Class A	46,595	3,430,324
Western Union Co.	186,250	3,868,412
Wright Express Corp.*	2,900	150,336

		58,610,675

Office Electronics (0.2%)
Xerox Corp.	111,454	1,186,985
Zebra Technologies Corp., Class A*	4,300	168,732

		1,355,717

Semiconductors & Semiconductor Equipment (13.8%)
Advanced Micro Devices, Inc.*	45,600	392,160
Advanced Semiconductor Engineering, Inc.	568,000	616,163
Altera Corp.	25,300	1,113,706
Amkor Technology, Inc.*	10,755	72,489
Analog Devices, Inc.	164,620	6,482,736
Applied Materials, Inc.	104,300	1,629,166
Applied Micro Circuits Corp.*	90,500	939,390
ASM Pacific Technology Ltd.	108,800	1,365,848
ASML Holding N.V. (N.Y. Shares)*	118,030	5,252,335
Atheros Communications, Inc.*	5,500	245,575
Atmel Corp.*	327,645	4,465,801
Avago Technologies Ltd.	95,495	2,969,895
Broadcom Corp., Class A	93,765	3,692,466
Cavium Networks, Inc.*	22,720	1,020,810
Cirrus Logic, Inc.*	34,740	730,582
Cree, Inc.*	48,345	2,231,605
Cymer, Inc.*	2,300	130,134
Cypress Semiconductor Corp.*	158,846	3,078,436
Diodes, Inc.*	2,700	91,962
Disco Corp.	13,700	935,513
Fairchild Semiconductor International, Inc.*	10,000	182,000
FEI Co.*	3,200	107,904
First Solar, Inc.*	22,695	3,650,264
GT Solar International, Inc.*	5,300	56,498
Hittite Microwave Corp.*	2,000	127,540
Integrated Device Technology, Inc.* .	13,200	97,284
Intel Corp.	435,000	8,773,950
International Rectifier Corp.*	5,600	185,136
Intersil Corp., Class A	9,300	115,785
KLA-Tencor Corp.	72,325	3,426,035
Lam Research Corp.*	79,605	4,510,419
Linear Technology Corp.	17,900	601,977

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
LSI Corp.*	400,010	$2,720,068
Marvell Technology Group Ltd.*	45,200	702,860
Maxim Integrated Products, Inc.	74,185	1,899,136
MEMC Electronic Materials, Inc.*	18,200	235,872
Micrel, Inc.	3,700	49,876
Microchip Technology, Inc.	14,900	566,349
Micron Technology, Inc.*	68,500	785,010
Microsemi Corp.*	7,100	147,041
MKS Instruments, Inc.	4,200	139,860
National Semiconductor Corp.	19,000	272,460
Netlogic Microsystems, Inc.*	4,100	172,282
Novellus Systems, Inc.*	7,100	263,623
NVIDIA Corp.*	123,500	2,279,810
OmniVision Technologies, Inc.*	3,368	119,665
ON Semiconductor Corp.*	454,851	4,489,379
PMC-Sierra, Inc.*	18,900	141,750
Power Integrations, Inc.	2,400	91,992
Rambus, Inc.*	7,800	154,440
RF Micro Devices, Inc.*	22,500	144,225
Samsung Electronics Co., Ltd.	1,364	1,158,893
Semtech Corp.*	5,100	127,602
Seoul Semiconductor Co., Ltd.	1,837	71,759
Silicon Laboratories, Inc.*	3,600	155,556
Skyworks Solutions, Inc.*	210,829	6,835,076
SMA Solar Technology AG	1,830	229,367
Spansion, Inc., Class A*	65,255	1,218,311
SunPower Corp., Class A*	40,415	692,713
SunPower Corp., Class B*	141,990	2,366,973
Teradyne, Inc.*	15,000	267,150
Tessera Technologies, Inc.*	4,200	76,692
Texas Instruments, Inc.	269,005	9,296,813
TriQuint Semiconductor, Inc.*	12,500	161,375
Varian Semiconductor Equipment Associates, Inc.*	5,937	288,954
Veeco Instruments, Inc.*	3,100	157,604
Xilinx, Inc.	25,800	846,240

		98,618,340

Software (16.1%)
Activision Blizzard, Inc.	41,200	451,964
Adobe Systems, Inc.*	40,300	1,336,348
Advent Software, Inc.*	2,400	68,808
ANSYS, Inc.*	7,300	395,587
Ariba, Inc.*	27,200	928,608
Aspen Technology, Inc.*	4,600	68,954
Autodesk, Inc.*	18,000	793,980
Blackbaud, Inc.	3,700	100,788
Blackboard, Inc.*	2,600	94,224
BMC Software, Inc.*	58,660	2,917,748
CA, Inc.	30,000	725,400
Cadence Design Systems, Inc.*	20,500	199,875
Citrix Systems, Inc.*	152,735	11,219,913
CommVault Systems, Inc.*	3,500	139,580
Compuware Corp.*	17,600	203,280
Concur Technologies, Inc.*	3,700	205,165
Electronic Arts, Inc.*	26,200	511,686
FactSet Research Systems, Inc.	3,600	377,028
Fair Isaac Corp.	3,400	107,474
Fortinet, Inc.*	3,400	149,600
Informatica Corp.*	109,705	5,729,892
Intuit, Inc.*	172,785	9,174,883
JDA Software Group, Inc.*	3,300	99,858
Lawson Software, Inc.*	10,000	121,000
Longtop Financial Technologies Ltd. (ADR)*	71,862	2,257,904
Mentor Graphics Corp.*	9,100	133,133
MICROS Systems, Inc.*	6,390	315,858
Microsoft Corp.	743,029	18,843,215
MicroStrategy, Inc., Class A*	600	80,688
NetSuite, Inc.*	1,200	34,896
Novell, Inc.*	27,000	160,110
Nuance Communications, Inc.*	18,700	365,772
Oracle Corp.	718,623	23,980,450
Parametric Technology Corp.*	9,000	202,410
Pegasystems, Inc.	1,200	45,528
Progress Software Corp.*	5,304	154,293
Quest Software, Inc.*	5,200	132,028
RealD, Inc.*	1,200	32,832
Red Hat, Inc.*	15,200	689,928
Rovi Corp.*	8,927	478,934
Salesforce.com, Inc.*	86,055	11,495,227
SolarWinds, Inc.*	2,400	56,304
Solera Holdings, Inc.	5,569	284,576
SuccessFactors, Inc.*	155,640	6,083,968
Symantec Corp.*	60,300	1,117,962
Synopsys, Inc.*	11,900	329,035
Take-Two Interactive Software, Inc.*	7,100	109,127
Taleo Corp., Class A*	3,300	117,645
TIBCO Software, Inc.*	395,675	10,782,144
TiVo, Inc.*	9,600	84,096
Ultimate Software Group, Inc.*	1,900	111,625
VanceInfo Technologies, Inc. (ADR)*	14,687	461,319
Verint Systems, Inc.*	1,100	39,424
Websense, Inc.*	3,500	80,395

		115,182,469

Total Information Technology		516,642,843

Materials (0.1%)
Chemicals (0.1%)
Wacker Chemie AG	3,965	891,767

Total Materials		891,767

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.1%)
China Unicom Hong Kong Ltd. (ADR)	57,960	962,136

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	2,850	147,687
Softbank Corp.	22,100	882,087

		1,029,774

Total Telecommunication Services		1,991,910

Total Common Stocks (77.6%) (Cost $399,228,148)		556,195,563

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.9%)
iShares S&P North American Technology Sector Index Fund	234,750	14,784,555
Technology Select Sector SPDR Fund	4,133,900	107,770,773
Vanguard Information Technology Index ETF	307,000	19,718,610

Total Investment Companies (19.9%) (Cost $104,838,935)		142,273,938

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.7%)
JPMorgan Chase Nassau 0.000%, 4/1/11 (Cost $19,093,435)	$19,093,435	$19,093,435

Total Investments (100.2%) (Cost $523,160,518)		$717,562,936
Other Assets Less Liabilities (-0.2%)		(1,425,951)

Net Assets (100%)		$716,136,985

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,115,916	$—	$—	$31,115,916
Health Care	967,248	—	—	967,248
Industrials	4,585,879	—	—	4,585,879
Information Technology	494,159,913	22,482,930	—	516,642,843
Materials	—	891,767	—	891,767
Telecommunication Services	1,109,823	882,087	—	1,991,910
Investment Companies
Exchange Traded Funds (ETFs)	142,273,938	—	—	142,273,938
Short-Term Investments	—	19,093,435	—	19,093,435

Total Assets	$674,212,717	$43,350,219	$—	$717,562,936

Total Liabilities	$—	$—	$—	$—

Total	$674,212,717	$43,350,219	$—	$717,562,936

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Stocks	$143,121,067
Net Proceeds of Sales and Redemptions:
Stocks	$142,217,130

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,901,097
Aggregate gross unrealized depreciation	(2,985,978)

Net unrealized appreciation	$171,915,119

Federal income tax cost of investments	$545,647,817

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,624,433	$15,772,031
EQ/Equity 500 Index Portfolio‡	762,189	17,693,136
EQ/Global Bond PLUS Portfolio‡	624,512	6,251,388
EQ/Global Multi-Sector Equity Portfolio‡	961,090	12,439,215
EQ/International ETF Portfolio‡	1,601,348	11,794,862
EQ/PIMCO Ultra Short Bond Portfolio‡	329,191	3,283,463
EQ/Small Company Index Portfolio‡	316,015	3,585,383
Multimanager Aggressive Equity Portfolio‡	95,170	2,761,997
Multimanager Large Cap Value Portfolio‡	339,348	3,521,350
Multimanager Mid Cap Growth Portfolio*‡	198,451	2,018,796
Multimanager Mid Cap Value Portfolio‡	277,206	2,976,905
Multimanager Multi-Sector Bond Portfolio‡	2,060,880	8,056,106

Total Investment Companies (99.9%) (Cost $78,375,679)		90,154,632

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 4/1/11 (Cost $240,546)	$240,546	240,546

Total Investments (100.2%) (Cost $78,616,225)		90,395,178
Other Assets Less Liabilities (-0.2%)		(192,517)

Net Assets (100%)		$90,202,661

‡	Affiliated company as defined under the Investment Company Act of 1940.

*	Non-income producing.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$18,005,147	$450,800	$2,673,060	$15,772,031	$—	$2,943
EQ/Equity 500 Index Portfolio	16,883,687	615,377	806,478	17,693,136	—	(20,187)
EQ/Global Bond PLUS Portfolio	6,318,986	314,844	399,272	6,251,388	—	3,016
EQ/Global Multi-Sector Equity Portfolio	12,793,237	386,400	849,006	12,439,215	—	319,711
EQ/International ETF Portfolio	11,552,389	386,400	523,720	11,794,862	—	(30,003)
EQ/PIMCO Ultra Short Bond Portfolio	500,333	2,775,000	—	3,283,463	—	—
EQ/Small Company Index Portfolio	2,956,406	500,178	114,026	3,585,383	—	13,975
Multimanager Aggressive Equity Portfolio	2,617,187	71,556	86,752	2,761,997	—	4,677
Multimanager Large Cap Value Portfolio	3,823,190	100,178	619,097	3,521,350	—	8,904
Multimanager Mid Cap Growth Portfolio	1,762,707	193,022	113,733	2,018,796	—	5,125
Multimanager Mid Cap Value Portfolio	2,807,168	57,244	70,364	2,976,905	—	2,779
Multimanager Multi-Sector Bond Portfolio	8,084,768	286,222	393,544	8,056,106	—	(27,827)

	$88,105,205	$6,137,221	$6,649,052	$90,154,632	$—	$283,113

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$90,154,632	$—	$90,154,632
Short-Term Investments	—	240,546	—	240,546

Total Assets	$—	$90,395,178	$—	$90,395,178

Total Liabilities	$—	$—	$—	$—

Total	$—	$90,395,178	$—	$90,395,178

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$6,137,221
Net Proceeds of Sales and Redemptions:
Investment Companies	$6,932,165

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,960,098
Aggregate gross unrealized depreciation	(244,200)

Net unrealized appreciation	$11,715,898

Federal income tax cost of investments	$78,679,280

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,069,580	$10,384,822
EQ/Equity 500 Index Portfolio‡	1,375,008	31,918,849
EQ/Global Bond PLUS Portfolio‡	492,452	4,929,463
EQ/Global Multi-Sector Equity Portfolio‡	1,279,637	16,562,125
EQ/International ETF Portfolio‡	2,246,313	16,545,404
EQ/PIMCO Ultra Short Bond Portfolio‡	246,282	2,456,502
EQ/Small Company Index Portfolio‡	633,267	7,184,801
Multimanager Aggressive Equity Portfolio‡	92,849	2,694,638
Multimanager Large Cap Value Portfolio‡	355,050	3,684,293
Multimanager Mid Cap Growth Portfolio*‡	128,032	1,302,439
Multimanager Mid Cap Value Portfolio‡	348,170	3,738,983
Multimanager Multi-Sector Bond Portfolio‡	1,707,121	6,673,238

Total Investments (100.4%) (Cost $96,924,751)		108,075,557
Other Assets Less Liabilities (-0.4%)		(448,226)

Net Assets (100%)		$107,627,331

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,914,183	$462,201	$995,687	$10,384,822	$—	$2,901
EQ/Equity 500 Index Portfolio	29,982,026	1,474,047	1,317,987	31,918,849	—	(46,815)
EQ/Global Bond PLUS Portfolio	4,869,171	324,790	274,165	4,929,463	—	5,924
EQ/Global Multi-Sector Equity Portfolio	15,686,520	986,992	751,722	16,562,125	—	(73,046)
EQ/International ETF Portfolio	15,958,235	786,992	792,440	16,545,404	—	(113,763)
EQ/PIMCO Ultra Short Bond Portfolio	300,200	2,150,000	—	2,456,502	—	—
EQ/Small Company Index Portfolio	6,230,248	699,806	261,701	7,184,801	—	(3,158)
Multimanager Aggressive Equity Portfolio	2,518,235	137,411	105,932	2,694,638	—	12,567
Multimanager Large Cap Value Portfolio	4,565,248	199,871	1,393,438	3,684,293	—	(71,075)
Multimanager Mid Cap Growth Portfolio	1,169,479	124,919	100,012	1,302,439	—	7,714
Multimanager Mid Cap Value Portfolio	3,499,141	62,460	51,313	3,738,983	—	2,550
Multimanager Multi-Sector Bond Portfolio	7,589,719	337,282	1,322,946	6,673,238	—	(32,085)

	$103,282,405	$7,746,771	$7,367,343	$108,075,557	$—	$(308,286)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$108,075,557	$—	$108,075,557

Total Assets	$—	$108,075,557	$—	$108,075,557

Total Liabilities	$—	$—	$—	$—

Total	$—	$108,075,557	$—	$108,075,557

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$7,746,771
Net Proceeds of Sales and Redemptions:
Investment Companies	$7,059,057

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,505,443
Aggregate gross unrealized depreciation	(328,114)

Net unrealized appreciation	$11,177,329

Federal income tax cost of investments	$96,898,228

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of	Value
	Shares	(Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	336,912	$3,271,162
EQ/Equity 500 Index Portfolio‡	1,002,326	23,267,574
EQ/Global Bond PLUS Portfolio‡	149,282	1,494,321
EQ/Global Multi-Sector Equity Portfolio‡	883,747	11,438,183
EQ/International ETF Portfolio‡	1,500,937	11,055,276
EQ/PIMCO Ultra Short Bond Portfolio‡	78,412	782,105
EQ/Small Company Index Portfolio‡	481,519	5,463,137
Multimanager Aggressive Equity Portfolio‡	47,612	1,381,783
Multimanager Large Cap Value Portfolio‡	193,389	2,006,765
Multimanager Mid Cap Growth Portfolio*‡	65,519	666,511
Multimanager Mid Cap Value Portfolio‡	162,833	1,748,655
Multimanager Multi-Sector Bond Portfolio‡	676,344	2,643,869

Total Investments (100.3%) (Cost $56,371,601)		65,219,341
Other Assets Less Liabilities (-0.3%)		(187,906)

Net Assets (100%)		$65,031,435

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$3,194,454	$154,591	$78,360	$3,271,162	$—	$152
EQ/Equity 500 Index Portfolio	21,750,710	1,130,957	920,791	23,267,574	—	(46,415)
EQ/Global Bond PLUS Portfolio	1,437,891	105,773	53,299	1,494,321	—	419
EQ/Global Multi-Sector Equity Portfolio	10,761,643	585,819	308,753	11,438,183	—	(11,234)
EQ/International ETF Portfolio	10,451,138	585,819	315,164	11,055,276	—	(17,645)
EQ/PIMCO Ultra Short Bond Portfolio	300,200	480,000	—	782,105	—	—
EQ/Small Company Index Portfolio	4,957,454	227,819	115,956	5,463,137	—	(254)
Multimanager Aggressive Equity Portfolio	1,253,853	97,637	47,832	1,381,783	—	1,755
Multimanager Large Cap Value Portfolio	1,830,349	130,182	64,061	2,006,765	—	2,054
Multimanager Mid Cap Growth Portfolio	579,521	56,955	28,632	666,511	—	294
Multimanager Mid Cap Value Portfolio	1,620,931	40,682	20,563	1,748,655	—	98
Multimanager Multi-Sector Bond Portfolio	2,740,528	138,318	252,733	2,643,869	—	(2,486)

	$60,878,672	$3,734,552	$2,206,144	$65,219,341	$—	$(73,262)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$65,219,341	$—	$65,219,341

Total Assets	$—	$65,219,341	$—	$65,219,341

Total Liabilities	$—	$—	$—	$—

Total	$—	$65,219,341	$—	$65,219,341

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$3,734,552
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,132,882

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,980,992
Aggregate gross unrealized depreciation	(62,569)

Net unrealized appreciation	$8,918,423

Federal income tax cost of investments	$56,300,918

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	71,296	$692,230
EQ/Equity 500 Index Portfolio‡	572,597	13,292,024
EQ/Global Multi-Sector Equity Portfolio‡	451,359	5,841,860
EQ/International ETF Portfolio‡	890,415	6,558,427
EQ/Small Company Index Portfolio‡	263,566	2,990,314
Multimanager Aggressive Equity Portfolio‡	25,114	728,859
Multimanager Large Cap Value Portfolio‡	99,071	1,028,039
Multimanager Mid Cap Growth Portfolio*‡	25,945	263,927
Multimanager Mid Cap Value Portfolio‡	97,146	1,043,250
Multimanager Multi-Sector Bond Portfolio‡	82,971	324,340

Total Investments (100.2%) (Cost $27,321,117)		32,763,270
Other Assets Less Liabilities (-0.2%)		(50,849)

Net Assets (100%)		$32,712,421

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value March 31, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$521,716	$181,884	$11,533	$692,230	$—	$43
EQ/Equity 500 Index Portfolio	12,109,464	969,280	507,722	13,292,024	—	(5,806)
EQ/Global Multi-Sector Equity Portfolio	5,315,698	516,524	176,100	5,841,860	—	11,434
EQ/International ETF Portfolio	6,042,834	516,524	201,885	6,558,427	—	(14,351)
EQ/Small Company Index Portfolio	2,637,980	216,813	74,829	2,990,314	—	3,889
Multimanager Aggressive Equity Portfolio	634,474	82,899	28,791	728,859	—	1,308
Multimanager Large Cap Value Portfolio	906,274	102,029	34,850	1,028,039	—	2,193
Multimanager Mid Cap Growth Portfolio	212,785	44,638	16,359	263,927	—	(153)
Multimanager Mid Cap Value Portfolio	954,815	38,261	13,603	1,043,250	—	289
Multimanager Multi-Sector Bond Portfolio	302,152	31,884	11,482	324,340	—	94

	$29,638,192	$2,700,736	$1,077,154	$32,763,270	$—	$(1,060)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$32,763,270	$—	$32,763,270

Total Assets	$—	$32,763,270	$—	$32,763,270

Total Liabilities	$—	$—	$—	$—

Total	$—	$32,763,270	$—	$32,763,270

Investment security transactions for the three months ended March 31, 2011 were as follows:

Cost of Purchases:
Investment Companies	$2,700,736
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,076,094

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,466,444
Aggregate gross unrealized depreciation	(9,161)

Net unrealized appreciation	$5,457,283

Federal income tax cost of investments	$27,305,987

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011 (Unaudited)

Note 1 Valuation:

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2011 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 27, 2011

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 27, 2011